UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

Nationwide Mutual Funds

(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

One Nationwide Plaza

Mail Code: 05-02-210R

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-1795

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Amundi Global High Yield Fund

Corporate Bonds 90.4%

	Principal Amount		Market Value
Aerospace & Defense 1.1%
Bombardier, Inc. 8.75%, 12/01/21(a)		$505,000	$573,175
7.50%, 03/15/25(a)		1,000,000	1,058,750

			1,631,925

Airlines 2.7%
Avianca Holdings SA, 8.38%, 05/10/20(a)		2,255,000	2,240,906
Latam Finance Ltd., 6.88%, 04/11/24(a)		1,705,000	1,748,478

			3,989,384

Auto Components 1.7%
American Axle & Manufacturing, Inc., 6.50%, 04/01/27(a)		2,145,000	2,118,188
Grupo-Antolin Irausa SA, Reg. S, 3.25%, 04/30/24	EUR	345,000	417,600

			2,535,788

Banks 4.7%
Banco de Bogota SA, 4.38%, 08/03/27(a)		$705,000	699,501
HSBC Holdings plc, 6.00%, 05/22/27(b)		1,340,000	1,405,459
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)		940,000	997,269
Standard Chartered plc 7.50%, 04/02/22(a)(b)		865,000	949,770
7.75%, 04/02/23(a)(b)		425,000	466,437
UniCredit SpA, 5.86%, 06/19/32(a)(c)		1,545,000	1,619,695
US Bancorp, Series J, 5.30%, 04/15/27(b)		715,000	757,900

			6,896,031

Capital Markets 1.6%
Charles Schwab Corp. (The), Series E, 4.62%, 03/01/22(b)		970,000	991,136
Goldman Sachs Group, Inc. (The), Series M, 5.38%, 05/10/20(b)		1,345,000	1,405,525

			2,396,661

Chemicals 2.0%
Koppers, Inc., 6.00%, 02/15/25(a)		735,000	782,775
NOVA Chemicals Corp. 4.88%, 06/01/24(a)		1,175,000	1,182,344
5.25%, 06/01/27(a)		895,000	897,237

			2,862,356

Commercial Services & Supplies 1.4%
Prime Security Services Borrower LLC, 9.25%, 05/15/23(a)		1,435,000	1,600,025
Tervita Escrow Corp., 7.63%, 12/01/21(a)		400,000	406,000

			2,006,025

Communications Equipment 1.2%
Avaya, Inc., 7.00%, 04/01/19(a)(d)		2,135,000	1,761,375

Construction & Engineering 0.8%
Tutor Perini Corp., 6.88%, 05/01/25(a)		1,030,000	1,107,250

Construction Materials 0.6%
CEMEX Finance LLC, 4.63%, 06/15/24(a)	EUR	730,000	935,313

Containers & Packaging 1.0%
ARD Finance SA, 7.12%, 09/15/23(e)		$1,300,000	1,396,408

Diversified Financial Services 2.6%
ASP AMC Merger Sub, Inc., 8.00%, 05/15/25(a)		890,000	882,213
Mercury Bondco plc, Reg. S, 8.25%, 05/30/21(e)	EUR	2,400,000	2,998,546

			3,880,759

Diversified Telecommunication Services 4.4%
Digi Communications NV, 5.00%, 10/15/23(a)		EUR400,000	499,564
Frontier Communications Corp. 7.13%, 01/15/23		$900,000	735,750
11.00%, 09/15/25		300,000	274,875
SFR Group SA, 7.38%, 05/01/26(a)		2,115,000	2,289,487
Virgin Media Finance plc Reg. S, Reg. S, 4.50%, 01/15/25	EUR	400,000	498,617
Windstream Services LLC, 7.75%, 10/01/21(f)		$2,360,000	2,112,200

			6,410,493

Electric Utilities 3.3%
Drax Finco plc, 4.25%, 05/01/22	GBP	335,000	451,965
Genneia SA, 8.75%, 01/20/22(a)		$450,000	475,164
Orazul Energy Egenor S en C por A, 5.63%, 04/28/27(a)		410,000	394,215
Pampa Energia SA, 7.50%, 01/24/27(a)		1,230,000	1,276,125
Stoneway Capital Corp., 10.00%, 03/01/27(a)		2,170,000	2,278,500

			4,875,969

Electronic Equipment, Instruments & Components 0.6%
Belden, Inc., 3.38%, 07/15/27	EUR	780,000	932,598

Energy Equipment & Services 1.5%
Exterran Energy Solutions LP, 8.13%, 05/01/25(a)		$945,000	987,525
Noble Holding International Ltd., 7.75%, 01/15/24(f)		1,515,000	1,205,716

			2,193,241

Equity Real Estate Investment Trusts (REITs) 1.7%
Uniti Group LP, 6.00%, 04/15/23(a)		2,180,000	2,245,400
Uniti Group, Inc., 7.13%, 12/15/24(a)		230,000	225,400

			2,470,800

Food & Staples Retailing 1.4%
BI-LO LLC, 9.25%, 02/15/19(a)		1,750,000	1,505,000
Fresh Market, Inc. (The), 9.75%, 05/01/23(a)		690,000	564,075

			2,069,075

Food Products 1.4%
Clearwater Seafoods, Inc., 6.88%, 05/01/25(a)		625,000	667,187
JBS USA LUX SA, 5.75%, 06/15/25(a)		1,385,000	1,371,150

			2,038,337

Health Care Providers & Services 4.7%
HCA, Inc., 5.88%, 02/15/26		1,305,000	1,422,450
HomeVi SAS, 4.25%, 11/15/21(a)(c)	EUR	420,000	500,492
Molina Healthcare, Inc. 5.38%, 11/15/22		$725,000	772,125
4.88%, 06/15/25(a)		480,000	488,400
Quorum Health Corp., 11.63%, 04/15/23(f)		1,455,000	1,207,650
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(a)		680,000	731,000
Surgery Center Holdings, Inc., 6.75%, 07/01/25(a)		395,000	405,863
Tenet Healthcare Corp., 4.63%, 07/15/24(a)		903,000	898,485
THC Escrow Corp. III, 7.00%, 08/01/25(a)		500,000	493,750

			6,920,215

Health Care Technology 0.6%
Quintiles IMS, Inc., 3.25%, 03/15/25(a)	EUR	750,000	912,144

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Hotels, Restaurants & Leisure 5.0%
Burger King France SAS, 6.00%, 05/01/24(a)	EUR	1,190,000	$1,506,360
Gamenet Group SpA, 6.00%, 08/15/21(a)		620,000	770,654
Grupo Posadas SAB de CV 7.88%, 06/30/22(a)		$1,915,000	2,005,771
Reg. S, 7.88%, 06/30/22		505,000	528,937
Mohegan Gaming & Entertainment, 7.88%, 10/15/24(a)		2,395,000	2,529,719

			7,341,441

Independent Power and Renewable Electricity Producers 1.6%
Calpine Corp., 5.75%, 01/15/25		1,360,000	1,269,900
Talen Energy Supply LLC, 9.50%, 07/15/22(a)		1,255,000	1,107,537

			2,377,437

Insurance 3.1%
American Equity Investment Life Holding Co., 5.00%, 06/15/27		750,000	780,728
Ardonagh Midco 3 plc 8.38%, 07/15/23	GBP	170,000	225,161
8.63%, 07/15/23(a)		$1,435,000	1,472,669
CNO Financial Group, Inc., 5.25%, 05/30/25		1,140,000	1,211,250
XLIT Ltd., 3.25%, 06/29/47(c)	EUR	670,000	794,137

			4,483,945

Internet Software & Services 0.7%
United Group BV, 4.88%, 07/01/24		895,000	1,052,879

Machinery 0.8%
Cloud Crane LLC, 10.13%, 08/01/24(a)		$1,100,000	1,237,500

Marine 1.6%
Topaz Marine SA, 9.13%, 07/26/22(a)		2,305,000	2,292,046

Media 3.7%
AMC Entertainment Holdings, Inc., 6.38%, 11/15/24	GBP	710,000	995,322
Banijay Group SAS, 4.00%, 07/01/22	EUR	165,000	201,253
Salem Media Group, Inc., 6.75%, 06/01/24(a)		$710,000	736,625
UPC Holding BV, 3.88%, 06/15/29	EUR	920,000	1,051,196
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	1,095,000	1,500,715
Ziggo Secured Finance BV, 5.50%, 01/15/27(a)		$950,000	983,250

			5,468,361

Metals & Mining 13.3%
AK Steel Corp.
7.63%, 10/01/21(f)		1,135,000	1,184,656
8.38%, 04/01/22		390,000	407,063
7.00%, 03/15/27(f)		1,625,000	1,700,156
Aleris International, Inc., 9.50%, 04/01/21(a)		1,415,000	1,492,825
Cliffs Natural Resources, Inc., 5.75%, 03/01/25(a)		2,740,000	2,671,500
Commercial Metals Co. 4.88%, 05/15/23		890,000	910,025
5.38%, 07/15/27		500,000	521,250
Constellium NV, 6.63%, 03/01/25(a)		1,290,000	1,290,000
First Quantum Minerals Ltd., 7.50%, 04/01/25(a)		640,000	656,960
FMG Resources August 2006 Pty. Ltd., 5.13%, 05/15/24(a)		720,000	747,000
Freeport-McMoRan, Inc., 6.63%, 05/01/21		1,460,000	1,494,675
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(a)		1,595,000	1,822,287
Petra Diamonds US Treasury plc, 7.25%, 05/01/22(a)		430,000	441,073
Severstal OAO Via Steel Capital SA, 3.85%, 08/27/21(a)		565,000	569,796
Teck Resources Ltd., 5.20%, 03/01/42		1,115,000	1,081,550
United States Steel Corp., 7.50%, 03/15/22(f)		2,391,000	2,486,640

			19,477,456

Multiline Retail 0.6%
JC Penney Corp., Inc., 8.13%, 10/01/19		538,000	587,093
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(a)		575,000	317,687

			904,780

Oil, Gas & Consumable Fuels 9.2%
Alta Mesa Holdings LP, 7.88%, 12/15/24(a)		2,245,000	2,357,250
American Midstream Partners LP, 8.50%, 12/15/21(a)		1,435,000	1,445,762
Nostrum Oil & Gas Finance BV, 8.00%, 07/25/22(a)		480,000	482,592
PBF Holding Co. LLC, 7.25%, 06/15/25(a)		785,000	769,300
Petrobras Global Finance BV 8.75%, 05/23/26		465,000	546,375
6.75%, 01/27/41		500,000	480,000
Tapstone Energy LLC, 9.75%, 06/01/22(a)		985,000	842,175
Targa Resources Partners LP, 5.13%, 02/01/25(a)		1,105,000	1,136,769
Tullow Oil plc 6.00%, 11/01/20(a)		880,000	852,500
6.25%, 04/15/22(a)		1,395,000	1,286,887
Ultra Resources, Inc., 7.13%, 04/15/25(a)		885,000	902,479
WPX Energy, Inc., 6.00%, 01/15/22		1,425,000	1,464,188
YPF SA, 6.95%, 07/21/27(a)		940,000	950,340

			13,516,617

Pharmaceuticals 0.9%
Valeant Pharmaceuticals International, Inc. Reg. S, 4.50%, 05/15/23	EUR	490,000	477,768
5.88%, 05/15/23(a)		$1,025,000	881,500

			1,359,268

Professional Services 1.5%
AMN Healthcare, Inc., 5.13%, 10/01/24(a)		1,000,000	1,027,500
La Financiere Atalian SAS, 4.00%, 05/15/24(a)	EUR	1,000,000	1,237,028

			2,264,528

Road & Rail 3.0%
Europcar Groupe SA, Reg. S, 5.75%, 06/15/22		750,000	940,198
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/23(a)		$1,295,000	1,353,275
Park Aerospace Holdings Ltd., 5.25%, 08/15/22(a)		655,000	666,462
Rumo Luxembourg Sarl, 7.38%, 02/09/24(a)		1,450,000	1,507,855

			4,467,790

Technology Hardware, Storage & Peripherals 1.2%
Dell International LLC, 6.02%, 06/15/26(a)		1,135,000	1,264,197
Seagate HDD Cayman, 4.88%, 03/01/24(a)		540,000	532,557

			1,796,754

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Textiles, Apparel & Luxury Goods 1.5%
Grupo Kaltex SA de CV, 8.88%, 04/11/22(a)	$2,405,000	$2,140,450

Trading Companies & Distributors 0.5%
Aircastle Ltd., 5.50%, 02/15/22	650,000	705,250

Wireless Telecommunication Services 1.2%
Sprint Corp., 7.63%, 02/15/25	1,505,000	1,696,888

Total Corporate Bonds (cost $128,349,971)		132,805,537

Loan Participations 9.7%

	Principal Amount	Market Value
Auto Components 0.4%
Superior Industries International, Inc., Term Loan, 5.79%, 03/22/24	665,000	666,663

Chemicals 1.2%
New Arclin US Holding Corp., 2nd Lien Term Loan, 10.17%, 02/14/25	700,000	707,441
New Arclin US Holding Corp., Term Loan, 5.67%, 02/14/24	1,045,000	1,056,756

		1,764,197

Commercial Services & Supplies 0.2%
Monitronics International, Inc., Tranche B2 Term Loan, 6.80%, 09/30/22	248,125	250,812

Communications Equipment 0.3%
Avaya, 1st Lien Tranche B7 Term Loan, 6.42%, 05/29/20(d)	596,393	486,746

Consumer Services 0.5%
Intrawest, 1st Lien Term Loan B1, 0.00%, 07/31/24(g)	435,775	433,596
Intrawest, 1st Lien Term Loan B2, 0.00%, 07/31/24(g)	230,129	228,978

		662,574

Containers & Packaging 0.8%
Kloeckner Pentaplast, Term Loan, 5.55%, 06/30/22	1,140,000	1,143,796

Diversified Telecommunication Services 3.4%
Centurylink, Inc. 1st Lien Term Loan, 1.38%, 01/31/25	1,340,000	1,321,160
Frontier Communications Corp., Term Loan B, 4.98%, 06/15/24	2,685,000	2,576,472
SFR Group SA, 1st Lien Term Loan B, 4.06%, 07/31/25	1,167,075	1,164,157

		5,061,789

Food Products 0.7%
JBS USA LLC, 1st Lien Term Loan, 3.80%, 10/30/22	1,042,388	1,032,944

Independent Power and Renewable Electricity Producers 0.3%
Dynegy Holdings, Inc., 1st Lien Term Loan, 4.48%, 02/07/24	498,750	501,040

Multiline Retail 0.2%
JC Penny Corp., 1st Lien Term Loan B, 5.45%, 06/23/23	292,500	290,581

Oil, Gas & Consumable Fuels 0.7%
Chesapeake Energy Corp., Term loan, 8.69%, 08/23/21	725,000	777,744
MEG Energy Corp., Tranche B Term Loan, 4.73%, 12/31/23	184,538	183,500

		961,244

Speciality Retail 1.0%
Staples Bridge, Term Loan, 0.00%, 07/06/18	1,470,000	1,470,000

Total Loan Participation (cost $14,295,815)		14,292,386

Short-Term Investment 0.6%

	Shares	Market Value
Money Market Fund 0.6%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.91% (h)(i)	860,186	860,186

Total Short-Term Investment (cost $860,186)		860,186

Repurchase Agreement 6.9%

	Principal Amount	Market Value
Royal Bank of Canada, 1.02%, dated 07/31/17, due 08/01/17, repurchase price $10,144,230, collateralized by U.S. Treasury Notes, ranging from 1.75% — 2.00%, maturing 10/31/20 — 04/30/24; total market value $10,346,854.(i)	$10,143,943	10,143,943

Total Repurchase Agreement (cost $10,143,943)		10,143,943

Total Investments (cost $153,649,915)(j) — 107.6%		158,102,052
Liabilities in excess of other assets — (7.6)%		(11,230,767)

NET ASSETS — 100.0%		$146,871,285

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2017 was $87,523,764 which represents 59.59% of net assets.
(b)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2017. The maturity date reflects the next call date.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2017. The maturity date represents the actual maturity date.
(d)	Security in default.
(e)	PIK- Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(f)	The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $10,549,322, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $860,186 and $10,143,943, respectively, a total value of $11,004,129.
(g)	Fair valued security.
(h)	Represents 7-day effective yield as of July 31, 2017.
(i)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2017 was $11,004,129.
(j)	At July 31, 2017, the tax basis cost of the Fund’s investments was $153,653,508, tax unrealized appreciation and depreciation were $6,503,770 and $(2,055,226), respectively.

BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
OAO	Joint Stock Company
plc	Public Limited Company
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SA de CV	Public Traded Company with Variable Capital
SAB de CV	Public Traded Company
SAS	Joint Stock Company
SpA	Limited Share Company

Currency:
EUR	Euro
GBP	British Pound

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

At July 31, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of America NA	08/31/17	(2,400,000)	$(3,145,469)	$(3,169,954)	$(24,485)
Euro	Bank of America NA	08/31/17	(13,300,000)	(15,542,460)	(15,771,250)	(228,790)
Euro	Bank of America NA	08/31/17	(100,000)	(118,533)	(118,580)	(47)

Total Short Contracts				$(18,806,462)	$(19,059,784)	$(253,322)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Euro	Bank of America NA	08/01/17	600,000	$710,108	$710,280	$172

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$132,805,537	$—	$132,805,537
Forward Foreign Currency Contracts	—	172	—	172
Loan Participations	—	14,292,386	—	14,292,386
Repurchase Agreement	—	10,143,943	—	10,143,943
Short-Term Investment	860,186	—	—	860,186

Total Assets	$860,186	$157,242,038	$—	$158,102,224

Liabilities:
Forward Foreign Currency Contracts	$—	$(253,322)	$—	$(253,322)

Total Liabilities	$—	$(253,322)	$—	$(253,322)

Total	$860,186	$156,988,716	$—	$157,848,902

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2017

Assets:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$172

Total		$172

Liabilities:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(253,332)

Total		$(253,332)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund

Asset-Backed Securities 11.1%

	Principal Amount		Market Value
Airlines 0.3%
Air Canada Pass-Through Trust, Series 2013-1, Class B, 5.38%, 05/15/21(a)		$76,767	$80,964

Automobiles 2.9%
Drive Auto Receivables Trust
Series 2015-BA, Class D, 3.84%, 07/15/21(a)		200,000	203,730
Series 2017-1, Class D, 3.84%, 03/15/23		190,000	192,428
Series 2016-BA, Class D, 4.53%, 08/15/23(a)		450,000	460,653

			856,811

Other 7.9%
Colony American Homes, Series 2014-2A, Class E, 4.42%, 07/17/31(a)(b)		220,061	220,864
Home Partners of America Trust, Series 2017-1, Class F, 4.76%, 07/17/34(a)(b)		465,000	466,823
Invitation Homes Trust
Series 2014-SFR2, Class F, 5.23%, 09/17/31(a)(b)		255,000	255,741
Series 2014-SFR3, Class E, 5.73%, 12/17/31(a)(b)		31,800	31,996
Series 2014-SFR3, Class F, 6.23%, 12/17/31(a)(b)		110,513	111,022
Series 2015-SFR2, Class E, 4.38%, 06/17/32(a)(b)		465,000	470,023
Series 2015-SFR2, Class F, 4.93%, 06/17/32(a)(b)		100,000	100,711
Progress Residential Trust
Series 2017-SFR1, Class E, 4.26%, 08/17/34(a)		110,000	110,962
Series 2017-SFR1, Class F, 5.35%, 08/17/34(a)		600,000	603,719

			2,371,861

Total Asset-Backed Securities (cost $3,259,344)			3,309,636

Collateralized Mortgage Obligations 15.1%

	Principal Amount		Market Value
Angel Oak Mortgage Trust LLC, Series 2017-1, Class B1, 6.40%, 01/25/47(a)(b)		470,000	475,097
Deephaven Residential Mortgage Trust, Series 2017-2A, Class M1, 3.90%, 06/25/47(a)(b)		210,000	210,251
FHLMC REMIC, Series 4395, Class TI, IO, 4.00%, 05/15/26		294,559	29,619
FHLMC Structured Agency Credit Risk Debt Notes
Series 2015-HQ1, Class B, 11.98%, 03/25/25(b)		412,270	557,829
Series 2015-HQA1, Class B, 10.03%, 03/25/28(b)		569,468	661,945
Series 2015-HQA2, Class B, 11.73%, 05/25/28(b)		324,347	412,101
FNMA
Series 2015-C04, Class 1M2, 6.93%, 04/25/28(b)		60,000	68,871
Series 2016-C04, Class 1B, 11.48%, 01/25/29(b)		199,970	251,177
FNMA REMIC
Series 2017-C03, Class 1B1, 6.08%, 10/25/29(b)		550,000	602,775
Series 2017-C04, Class 2B1, 6.28%, 11/25/29(b)		505,000	552,728
Series 2017-C05, Class 1B1, 4.82%, 01/25/30(b)		230,000	229,686
Series 2004-31, Class SG, IO, 5.87%, 08/25/33(b)(c)		185,182	4,854
Series 2009-31, Class PI, IO, 5.00%, 11/25/38		276,182	43,049
GNMA REMIC
Series 2011-167, Class IO, IO, 5.00%, 12/16/20		200,530	5,865
Series 2011-135, Class QI, IO, 4.50%, 06/16/41		252,065	42,268
Series 2012-140, Class IC, IO, 3.50%, 11/20/42		278,778	56,717
Series 2016-17, Class JS, IO, 4.87%, 02/20/46(b)		388,113	74,475
Series 2016-81, Class IO, IO, 4.00%, 06/20/46		244,583	46,601
Series 2016-88, Class SM, IO, 4.87%, 07/20/46(b)		368,338	75,720
Series 2016-108, Class QI, IO, 4.00%, 08/20/46		147,245	34,702
Series 2016-145, Class UI, IO, 3.50%, 10/20/46		262,107	52,996

Total Collateralized Mortgage Obligations (cost $4,102,666)			4,489,326

Commercial Mortgage-Backed Securities 4.6%

	Principal Amount		Market Value
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D 3.58%, 11/15/48(b)		250,000	222,763
Wells Fargo Commercial Mortgage Trust Series 2015-C27, Class D, 3.77%, 02/15/48(a)		300,000	225,494
Series 2015-C28, Class D, 4.13%, 05/15/48(b)		550,000	430,552
Series 2015-LC20, Class D, 4.36%, 04/15/50(a)(b)		440,000	357,406
Series 2016-NXS5, Class D, 4.88%, 01/15/59(b)		125,000	122,739

Total Commercial Mortgage-Backed Securities (cost $1,168,742)			1,358,954

Corporate Bonds 46.3%

	Principal Amount		Market Value
Airlines 0.8%
Latam Finance Ltd., 6.88%, 04/11/24(a)		225,000	230,738

Auto Components 1.8%
American Axle & Manufacturing, Inc., 6.50%, 04/01/27(a)		415,000	409,812
Grupo-Antolin Irausa SA, 3.25%, 04/30/24(a)	EUR	100,000	121,044

			530,856

Banks 5.8%
HSBC Holdings plc, 6.00%, 05/22/27(d)		$265,000	277,945
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)		300,000	318,277
Royal Bank of Scotland Group plc, 4.80%, 04/05/26		280,000	300,742

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Banks (continued)
Standard Chartered plc, 7.50%, 04/02/22(a)(d)		$200,000	$219,600
UniCredit SpA, 5.86%, 06/19/32(a)(b)		460,000	482,239
US Bancorp, Series J, 5.30%, 04/15/27(d)		130,000	137,800

			1,736,603

Capital Markets 0.7%

Charles Schwab Corp. (The), Series E, 4.62%, 03/01/22(d)		200,000	204,358

Chemicals 1.1%
NOVA Chemicals Corp. 4.88%, 06/01/24(a)		145,000	145,906
5.25%, 06/01/27(a)		180,000	180,450

			326,356

Construction & Engineering 0.9%
Tutor Perini Corp., 6.88%, 05/01/25(a)		245,000	263,375

Diversified Financial Services 1.8%
Mercury Bondco plc 7.13%, 05/30/21(a)(e)	EUR	190,000	234,862
8.25%, 05/30/21(a)(e)		250,000	312,348

			547,210

Diversified Telecommunication Services 2.6%
AT&T, Inc., 3.90%, 08/14/27		$285,000	284,701
Frontier Communications Corp., 7.13%, 01/15/23		250,000	204,375
SFR Group SA, 7.38%, 05/01/26(a)		255,000	276,037

			765,113

Electric Utilities 4.0%
Drax Finco plc, 4.25%, 05/01/22	GBP	100,000	134,915
Genneia SA, 8.75%, 01/20/22(a)		$150,000	158,388
Pampa Energia SA, 7.50%, 01/24/27(a)		295,000	306,062
Stoneway Capital Corp., 10.00%, 03/01/27(a)		560,000	588,000

			1,187,365

Energy Equipment & Services 1.2%
Exterran Energy Solutions LP, 8.13%, 05/01/25(a)		180,000	188,100
Noble Holding International Ltd., 7.75%, 01/15/24(f)		205,000	163,150

			351,250

Equity Real Estate Investment Trusts (REITs) 0.3%
Select Income REIT, 4.25%, 05/15/24		100,000	99,532

Food & Staples Retailing 1.3%
BI-LO LLC, 9.25%, 02/15/19(a)		250,000	215,000
Fresh Market, Inc. (The), 9.75%, 05/01/23(a)		195,000	159,412

			374,412

Food Products 1.3%
Clearwater Seafoods, Inc., 6.88%, 05/01/25(a)		145,000	154,787
JBS USA LUX SA, 5.75%, 06/15/25(a)		250,000	247,500

			402,287

Health Care Providers & Services 1.2%
HomeVi SAS, 4.25%, 11/15/21(a)(b)	EUR	100,000	119,165
Quorum Health Corp., 11.63%, 04/15/23(f)		$285,000	236,550

			355,715

Hotels, Restaurants & Leisure 1.9%
Burger King France SAS, 6.00%, 05/01/24(a)	EUR	250,000	316,462
Mohegan Gaming & Entertainment, 7.88%, 10/15/24(a)		$235,000	248,219

			564,681

Independent Power and Renewable Electricity Producers 1.4%
Calpine Corp., 5.75%, 01/15/25		220,000	205,425
Talen Energy Supply LLC, 9.50%, 07/15/22(a)		240,000	211,800

			417,225

Insurance 2.6%
American Equity Investment Life Holding Co., 5.00%, 06/15/27		225,000	234,218
CNO Financial Group, Inc., 5.25%, 05/30/25		360,000	382,500
XLIT Ltd., 3.25%, 06/29/47(b)	EUR	135,000	160,013

			776,731

Internet Software & Services 1.1%
United Group BV, 4.88%, 07/01/24		280,000	329,392

Marine 1.6%
Topaz Marine SA, 9.13%, 07/26/22(a)		$470,000	467,359

Media 1.6%
AMC Entertainment Holdings, Inc., 6.38%, 11/15/24	GBP	185,000	259,345
Salem Media Group, Inc., 6.75%, 06/01/24(a)		$140,000	145,250
Viacom, Inc., 5.88%, 02/28/57(b)		85,000	87,125

			491,720

Metals & Mining 2.9%
AK Steel Corp., 7.00%, 03/15/27(f)		315,000	329,569
Aleris International, Inc., 9.50%, 04/01/21(a)		220,000	232,100
First Quantum Minerals Ltd., 7.50%, 04/01/25(a)		200,000	205,300
FMG Resources August 2006 Pty. Ltd.,
5.13%, 05/15/24(a)		80,000	83,000

			849,969

Multiline Retail 0.5%
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(a)		250,000	138,125

Oil, Gas & Consumable Fuels 4.7%
PBF Holding Co. LLC, 7.25%, 06/15/25(a)		155,000	151,900
Petrobras Global Finance BV, 8.38%, 05/23/21		220,000	247,500
Petroleos Mexicanos 6.75%, 09/21/47		150,000	157,800
6.75%, 09/21/47(a)		100,000	105,200
Tapstone Energy LLC, 9.75%, 06/01/22(a)		190,000	162,450
Tullow Oil plc 6.00%, 11/01/20(a)		215,000	208,281
6.25%, 04/15/22(a)		200,000	184,500
YPF SA, 6.95%, 07/21/27(a)		190,000	192,090

			1,409,721

Road & Rail 0.4%

Park Aerospace Holdings Ltd., 5.25%, 08/15/22(a)		115,000	117,013

Technology Hardware, Storage & Peripherals 0.3%

Seagate HDD Cayman, 4.88%, 03/01/24(a)		95,000	93,691

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Textiles, Apparel & Luxury Goods 1.4%
Grupo Kaltex SA de CV, 8.88%, 04/11/22(a)		$480,000	$427,200

Trading Companies & Distributors 1.1%
Aircastle Ltd., 5.50%, 02/15/22		300,000	325,500

Total Corporate Bonds (cost $13,539,608)			13,783,497

Foreign Government Securities 3.7%

	Principal Amount		Market Value
ARGENTINA 1.6%
Provincia de Buenos Aires, 5.38%, 01/20/23	EUR	400,000	472,543

BRAZIL 0.8%
Federative Republic of Brazil, 5.63%, 02/21/47		$255,000	248,625

INDONESIA 1.3%
Republic of Indonesia, 3.75%, 06/14/28(a)	EUR	300,000	392,519

Total Foreign Government Securities (cost $1,035,978)			1,113,687

Loan Participations 17.1%

	Principal Amount		Market Value
Auto Components 0.5%
Superior Industries International, Inc., Term Loan, 5.79%, 03/22/24		$135,000	135,338

Chemicals 2.4%
Diversey, Term Loan, 0.00%, 07/25/24		400,000	400,332
New Arclin US Holding Corp., 2nd Lien Term Loan, 10.17%, 02/14/25		125,000	126,329
New Arclin US Holding Corp., Term Loan, 5.67%, 02/14/24		190,000	192,137

			718,798

Communications Equipment 1.9%
Avaya, 1st Lien Tranche B7 Term Loan, 6.42%, 05/29/20(g)		298,196	243,373
Avaya, Inc., DIP Term Loan, 8.73%, 01/24/18		300,000	307,917

			551,290

Consumer Services 0.4%
Intrawest, 1st Lien Term Loan B1, 0.00%, 07/31/24(h)		86,856	86,421
Intrawest, 1st Lien Term Loan B2, 0.00%, 07/31/24(h)		45,868	45,638

			132,059

Containers & Packaging 1.5%
Kloeckner Pentaplast, Term Loan, 5.55%, 06/30/22		460,000	461,532

Diversified Telecommunication Services 5.4%
Centurylink, Inc. 1st Lien Term Loan, 1.38%, 01/31/25		270,000	266,204
Frontier Communications Corp., Term Loan B, 4.98%, 06/15/24		535,000	513,375
SFR Group SA, 1st Lien Term Loan B, 4.06%, 07/31/25		448,875	447,753
Windstream Corp., Term Loan B, 5.23%, 03/29/21		397,000	392,534

			1,619,866

Electronic Equipment, Instruments and Components 1.4%
Dell International LLC, 1st Lien Term Loan, 3.74%, 09/07/23		412,925	415,262

Equity Real Estate Investment Trusts (REITs) 0.7%
Communications Sale Leasing, 1st Lien Term Loan, 4.23%, 10/24/22		204,233	204,574

Food Products 0.6%
JBS USA LLC, 1st Lien Term Loan, 3.80%, 10/30/22		189,525	187,808

Hotels, Restaurants & Leisure 1.2%
Mohegan Tribal Gaming Authority, Tranche B Term Loan, 5.23%, 10/13/23		363,175	367,337

Multiline Retail 0.7%
JC Penny Corp., 1st Lien Term Loan B, 5.45%, 06/23/23		195,000	193,721

Oil, Gas & Consumable Fuels 0.4%
Chesapeake Energy Corp., Term loan, 8.69%, 08/23/21		115,000	123,366

Total Loan Participation (cost $5,096,870)			5,110,951

Short-Term Investments 1.1%

	Principal Amount		Market Value
U.S. Treasury Obligation 0.5%
U.S. Treasury Bill, 0.00%, 09/14/17(i)(j)		160,000	159,811

	Shares		Market Value
Money Market Funds 0.6%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.91%, (k)(l)		58,901	58,901
Fidelity Investments Money Market Prime Money Market Portfolio — Institutional Class, 1.22%(k)		112,319	112,364

			171,265

Total Short-Term Investments (cost $331,143)			331,076

Repurchase Agreement 2.3%

	Principal Amount		Market Value
Royal Bank of Canada, 1.02%, dated 07/31/17, due 08/01/17, repurchase price $694,629, collateralized by U.S. Treasury Notes, ranging from 1.75% - 2.00%, maturing 10/31/20 - 04/30/24; total market value $708,503.(l)		$694,609	694,609

Total Repurchase Agreement (cost $694,609)			694,609

Total Investments (cost $29,228,960)(m) — 101.3%			30,191,736
Liabilities in excess of other assets — (1.3)%			(393,542)

NET ASSETS — 100.0%			$29,798,194

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2017 was $13,799,017 which represents 46.31% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2017. The maturity date represents the actual maturity date.
(c)	Illiquid security.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2017. The maturity date reflects the next call date.
(e)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(f)	The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $720,588, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $58,901 and $694,609, respectively, a total value of $753,510.
(g)	Security in default.
(h)	Fair valued security.
(i)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(j)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(k)	Represents 7-day effective yield as of July 31, 2017.
(l)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2017 was $753,510.
(m)	At July 31, 2017, the tax basis cost of the Fund’s investments was $29,228,960, tax unrealized appreciation and depreciation were $1,311,239 and $(348,463), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

BV	Private Limited Liability Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IO	Interest only (IO) strips are the interest portion of mortgage, Treasury or bond payments, which is separated and sold individually from the principal portion of those same payments.
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
plc	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SA	Stock Company
SA de CV	Public Traded Company with Variable Capital
SAS	Joint Stock Company
SpA	Limited Share Company

Currency:
EUR	Euro
GBP	British Pound

At July 31, 2017, the Fund’s open swap contracts were as follows:

Centrally cleared credit default swaps on credit indices — buy protection1

Reference Entity	Fixed Annual Rate Received by Fund	Notional Amount[2]	Implied Credit Spread as of July 31, 2017[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index Series 28	5.00%	$2,500,000	3.205%	06/20/22	$(164,211)	$(41,076)
Markit CDX North America Investment Grade Index Series 28	1.00%	3,000,000	0.573%	06/20/22	(43,851)	(18,994)

					$(208,062)	$(60,070)

CDX Credit Default Swap Index

1	The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

At July 31, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of America NA	08/31/17	(255,000)	$(334,206)	$(336,807)	$(2,601)
Euro	Bank of America NA	08/31/17	(2,130,000)	(2,489,131)	(2,525,772)	(36,641)

Total Short Contracts				$(2,823,337)	$(2,862,579)	$(39,242)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

At July 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
2	U.S. Treasury 10 Year Note	09/20/17	$251,781	$1,917
3	U.S. Treasury Ultra Bond	09/20/17	493,500	3,743
11	U.S. Treasury 5 Year Note	09/29/17	1,299,633	840

			$2,044,914	$6,500

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(26)	10 Year USD Deliverable Interest Rate Swap Futures	09/18/17	$2,650,375	$15,779
(27)	5 Year USD Deliverable Interest Rate Swap Futures	09/18/17	2,707,172	2,886
(19)	EURO-BUND Future	09/07/17	3,642,612	56,575
(11)	U.S. Treasury Long Bond	09/20/17	1,682,656	(541)

			$10,682,815	$74,699

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$3,309,636	$—	$3,309,636
Collateralized Mortgage Obligations	—	4,489,326	—	4,489,326
Commercial Mortgage-Backed Securities	—	1,358,954	—	1,358,954
Corporate Bonds	—	13,783,497	—	13,783,497
Foreign Government Securities	—	1,113,687	—	1,113,687
Futures Contracts	81,740	—	—	81,740
Loan Participations	—	5,110,951	—	5,110,951
Repurchase Agreement	—	694,609	—	694,609
Short-Term Investments	171,265	159,811	—	331,076

Total Assets	$253,005	$30,020,471	$—	$30,273,476

Liabilities:
Swap Contracts*	—	(60,070)	—	(60,070)
Forward Foreign Currency Contracts	—	(39,242)	—	(39,242)
Futures Contracts	(541)	—	—	(541)

Total Liabilities	$(541)	$(99,312)	$—	$(99,853)

Total	$252,464	$29,921,159	$—	$30,173,623

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts and financial futures contracts.

Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended July 31, 2017. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund utilized credit default swap contracts to manage broad credit market spread exposure. Under the terms of the swap agreements, upfront payments may be exchanged between the seller and the buyer. These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.

As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2017 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to interest rate in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017:

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2017

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$81,740

Total		$81,740

Liabilities:		Fair Value
Swap Contracts(a)
Credit risk	Swap contracts, at value	$(60,070)

Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(39,242)

Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	(541)

Total		$(99,853)

(a)	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Amundi World Bond Fund

Collateralized Mortgage Obligations 1.0%

	Principal Amount		Market Value
FNMA
Series 2016-C05, Class 2M2, 5.68%, 01/25/29(a)		$150,000	$168,648
Series 2017-C01, Class 1B1, 6.98%, 07/25/29(a)		160,000	186,978

Total Collateralized Mortgage Obligations (cost $317,533)			355,626

Corporate Bonds 50.0%

	Principal Amount		Market Value
Aerospace & Defense 0.7%
United Technologies Corp., 3.13%, 05/04/27		252,000	255,042

Banks 16.6%
Banco Bilbao Vizcaya Argentaria SA, Reg. S, 7.00%, 02/19/19(b)	EUR	200,000	248,598
Bank of America Corp. 2.63%, 04/19/21		$500,000	504,452
3.25%, 10/21/27		80,000	77,905
Barclays Bank plc, Reg. S, 6.00%, 01/14/21		210,000	291,887
Barclays plc, 4.38%, 01/12/26		210,000	219,868
BNP Paribas SA, Reg. S, 2.87%, 03/20/26(a)	EUR	245,000	311,208
Citigroup, Inc. 3.40%, 05/01/26		440,000	438,897
3.67%, 07/24/28(a)		150,000	150,691
Commonwealth Bank of Australia, 3.90%, 07/12/47(c)		$245,000	245,369
Fifth Third Bank, 1.63%, 09/27/19		170,000	169,183
HSBC Holdings plc 2.95%, 05/25/21		200,000	203,776
2.65%, 01/05/22		400,000	402,294
6.00%, 05/22/27(b)		260,000	272,701
Intesa Sanpaolo SpA, 5.71%, 01/15/26(c)		400,000	424,370
JPMorgan Chase & Co., 2.30%, 08/15/21		525,000	524,511
Mizuho Financial Group, Inc., 2.27%, 09/13/21		200,000	197,541
Royal Bank of Scotland Group plc, 3.88%, 09/12/23		200,000	205,082
Societe Generale SA, 8.00%, 09/29/25(b)(c)		250,000	290,687
Standard Chartered plc, 7.75%, 04/02/23(b)(c)		330,000	362,175
UniCredit SpA, 5.86%, 06/19/32(a)(c)		215,000	225,394
US Bancorp, Series J, 5.30%, 04/15/27(b)		160,000	169,600

			5,936,189

Beverages 0.4%
Anheuser-Busch InBev Finance, Inc., 3.65%, 02/01/26		140,000	144,805

Biotechnology 0.7%
Gilead Sciences, Inc., 2.95%, 03/01/27		250,000	246,889

Capital Markets 5.1%
BlackRock, Inc., 3.20%, 03/15/27		65,000	66,133
Deutsche Bank AG, 3.38%, 05/12/21		290,000	294,947
Eaton Vance Corp., 3.50%, 04/06/27		110,000	111,728
Goldman Sachs Group, Inc. (The) 3.00%, 04/26/22		300,000	303,966
3.85%, 01/26/27		120,000	122,442
4.75%, 10/21/45		245,000	271,102
Intercontinental Exchange, Inc., 3.75%, 12/01/25		200,000	210,951
Morgan Stanley, Series J, 5.55%, 07/15/20(b)		200,000	209,500
Morgan Stanley, 4.10%, 05/22/23		210,000	220,273

			1,811,042

Chemicals 0.2%
LYB International Finance II BV, 3.50%, 03/02/27		85,000	85,134

Consumer Finance 2.4%
FCA Bank SpA, Reg. S, 2.88%, 01/26/18	EUR	210,000	252,128
Ford Motor Credit Co. LLC, 2.98%, 08/03/22		$410,000	410,000
General Motors Financial Co., Inc., 2.40%, 05/09/19		210,000	210,814

			872,942

Diversified Financial Services 0.6%
EDP Finance BV, 5.25%, 01/14/21(c)		200,000	215,008

Diversified Telecommunication Services 3.1%
AT&T, Inc. 3.20%, 03/01/22		700,000	715,076
4.75%, 05/15/46		150,000	144,040
Frontier Communications Corp., 11.00%, 09/15/25		100,000	91,625
Verizon Communications, Inc., 5.25%, 03/16/37		150,000	158,876

			1,109,617

Electric Utilities 1.5%
Enel SpA, Reg. S, 6.50%, 01/10/74(a)	EUR	420,000	537,589

Electronic Equipment, Instruments & Components 0.4%
Keysight Technologies, Inc., 4.60%, 04/06/27		$115,000	121,879

Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., 3.55%, 07/26/27(c)		150,000	151,109

Food Products 1.0%
JBS USA LUX SA, 5.75%, 06/15/25(c)		375,000	371,250

Hotels, Restaurants & Leisure 0.9%
Mohegan Gaming & Entertainment, 7.88%, 10/15/24(c)		170,000	179,563
Wyndham Worldwide Corp., 4.50%, 04/01/27		135,000	140,201

			319,764

Independent Power and Renewable Electricity Producers 0.4%
Calpine Corp., 5.75%, 01/15/25		160,000	149,400

Industrial Conglomerates 0.6%
General Electric Co., 4.50%, 03/11/44		200,000	221,689

Insurance 3.0%
Allianz SE, Reg. S, 4.75%, 10/24/23(b)	EUR	200,000	276,337
Aon plc, 3.88%, 12/15/25		$200,000	210,274
Assicurazioni Generali SpA, Reg. S, 5.00%, 06/08/48(a)	EUR	200,000	267,122
Brighthouse Financial, Inc., 4.70%, 06/22/47(c)		$125,000	123,767
Metropolitan Life Global Funding I, 3.45%, 12/18/26(c)		205,000	211,603

			1,089,103

Media 1.5%
Charter Communications Operating LLC, 3.58%, 07/23/20		210,000	217,184
Omnicom Group, Inc., 3.60%, 04/15/26		200,000	202,924
Viacom, Inc., 3.45%, 10/04/26		130,000	126,115

			546,223

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Amundi World Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Multi-Utilities 1.4%
Engie SA, Reg. S, 4.75%, 07/10/21(b)	EUR	200,000	$265,147
Sempra Energy, 1.63%, 10/07/19		$250,000	248,796

			513,943

Oil, Gas & Consumable Fuels 5.3%
Enbridge, Inc., 4.25%, 12/01/26		60,000	63,362
Energy Transfer LP, 2.50%, 06/15/18		400,000	402,192
Hess Corp., 4.30%, 04/01/27		400,000	397,159
Petrobras Global Finance BV, 8.75%, 05/23/26		300,000	352,500
Petroleos Mexicanos 6.75%, 09/21/47		500,000	526,000
6.75%, 09/21/47(c)		80,000	84,160
YPF SA, 6.95%, 07/21/27(c)		75,000	75,825

			1,901,198

Pharmaceuticals 0.3%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26		110,000	105,259

Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc., 3.85%, 08/04/46		140,000	139,587
Dell International LLC, 6.02%, 06/15/26(c)		450,000	501,223
Hewlett Packard Enterprise Co., 4.90%, 10/15/25		200,000	211,720
Seagate HDD Cayman, 4.88%, 03/01/24(c)		120,000	118,346

			970,876

Textiles, Apparel & Luxury Goods 0.2%
Coach, Inc., 4.13%, 07/15/27		60,000	60,403

Thrifts & Mortgage Finance 0.6%
BPCE SA, 5.15%, 07/21/24(c)		200,000	215,454

Total Corporate Bonds (cost $17,486,646)			17,951,807

Foreign Government Securities 22.1%

	Principal Amount		Market Value

ARGENTINA 1.8%
Provincia de Buenos Aires, 5.38%, 01/20/23	EUR	370,000	437,103
Republic of Argentina, 6.88%, 01/26/27		$220,000	226,160

			663,263

BRAZIL 0.5%
Federative Republic of Brazil, 5.63%, 02/21/47		200,000	195,000

CANADA 3.4%
Canada Government Bond, 1.50%, 06/01/26	CAD	1,600,000	1,230,181

CHILE 0.6%
Republic of Chile, 3.86%, 06/21/47		$200,000	201,800

CROATIA 1.2%
Republic of Croatia, Reg. S, 3.00%, 03/11/25	EUR	350,000	433,603

FRANCE 2.3%
France Government Bond OAT Reg. S, 1.75%, 05/25/23	EUR	350,000	454,595
Reg. S, 0.10%, 03/01/28(d)		303,720	378,228

			832,823

ITALY 2.6%
Italy Buoni Poliennali Del Tesoro
Reg. S, 2.35%, 09/15/24(c)(d)		357,518	473,966
Reg. S, 2.45%, 09/01/33(c)		400,000	460,953

			934,919

Foreign Government Securities (continued)

	Principal Amount		Market Value

MEXICO 3.3%
Mexican Bonos, 6.50%, 06/10/21	MXN	14,000,000	$780,390
United Mexican States, 4.15%, 03/28/27		$390,000	406,965

			1,187,355

OMAN 0.6%
Oman Government Bond, 5.38%, 03/08/27(c)		205,000	212,175

PORTUGAL 2.8%
Portugal Obrigacoes do Tesouro OT Reg. S, 2.20%, 10/17/22(c)		450,000	559,482
Reg. S, 4.10%, 02/15/45(c)		350,000	431,994

			991,476

UNITED KINGDOM 3.0%
U.K. Treasury Bond, Reg. S, 2.00%, 09/07/25	GBP	750,000	1,068,002

Total Foreign Government Securities (cost $7,622,086)			7,950,597

Purchased Option 0.1%

	Number of Contracts		Market Value
Call Options 0.1%
British Pound FX Currency Future, Expires 09/08/17, Strike Price USD 129*		12	25,950

Total Purchased Option (cost $8,971)			25,950

U.S. Treasury Obligations 25.7%

	Principal Amount		Market Value
U.S. Treasury Bill, 0.00%, 08/31/17(e)		$2,000,000	1,998,414

U.S. Treasury Bond, 2.25%, 08/15/46		2,000,000	1,740,312

U.S. Treasury Inflation Linked Notes 0.38%, 07/15/25(d)		1,400,000	1,442,727
0.38%, 01/15/27(d)		300,000	299,943

			1,742,670

U.S. Treasury Notes 0.88%, 10/15/17(f)		1,500,000	1,499,332
0.75%, 10/31/18		600,000	596,110
1.75%, 05/31/22		225,000	224,226
1.50%, 08/15/26		1,500,000	1,406,484

Total U.S. Treasury Obligations (cost $9,420,453)			9,207,548

Total Investments (cost $34,855,689) (g) — 98.9%			35,491,528
Other assets in excess of liabilities — 1.1%			393,534
NET ASSETS — 100.0%			$35,885,062

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Amundi World Bond Fund (Continued)

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2017. The maturity date represents the actual maturity date.
(b)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2017. The maturity date reflects the next call date.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2017 was $5,933,873 which represents 16.54% of net assets.
(d)	Principal amounts are not adjusted for inflation.
(e)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(f)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(g)	At July 31, 2017, the tax basis cost of the Fund’s investments was $34,858,030, tax unrealized appreciation and depreciation were $945,228 and $(311,730), respectively.

AG	Stock Corporation
BV	Private Limited Liability Company
FNMA	Federal National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
OAT	French Treasury Bond
plc	Public Limited Company
Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
SA	Stock Company
SE	European Public Limited Liability Company
SpA	Limited Share Company

Currency:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Amundi World Bond Fund (Continued)

At July 31, 2017, the Fund’s open swap contracts were as follows:

Centrally cleared credit default swaps on credit indices — sell protection1

Reference Entity	Fixed Annual Rate Received by Fund	Notional Amount[2]	Implied Credit Spread as of July 31, 2017[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation
Markit CDX North America Investment Grade Index Series 28	1.00%	$11,000,000	3.282%	06/20/22	$188,182	$42,251

					$188,182	$42,251

CDX	Credit Default Swap Index

1	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Amundi World Bond Fund (Continued)

At July 31, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Barclays Bank plc	09/28/17	(1,603,152)	$(1,216,768)	$(1,281,589)	$(64,821)
British Pound	Barclays Bank plc	09/28/17	(2,602,427)	(3,303,120)	(3,440,406)	(137,286)
Canadian Dollar	Barclays Bank plc	09/28/17	(2,142,493)	(1,618,770)	(1,719,847)	(101,077)
Canadian Dollar	Barclays Bank plc	09/28/17	(465,945)	(360,000)	(374,029)	(14,029)
Canadian Dollar	Barclays Bank plc	09/28/17	(898,182)	(720,000)	(720,999)	(999)
Chinese Yuan	Barclays Bank plc	09/28/17	(2,285,581)	(332,324)	(338,513)	(6,189)
Euro	Barclays Bank plc	09/28/17	(354,317)	(407,800)	(420,758)	(12,958)
Euro	Barclays Bank plc	09/28/17	(3,100,398)	(3,474,525)	(3,681,779)	(207,254)
Euro	Barclays Bank plc	09/28/17	(2,210,000)	(2,526,827)	(2,624,415)	(97,588)
Indian Rupee	JPMorgan Chase Bank	08/18/17	(69,638,400)	(1,080,000)	(1,083,147)	(3,147)
Indian Rupee	Barclays Bank plc	08/18/17	(46,773,360)	(720,000)	(727,507)	(7,507)
Japanese Yen	Barclays Bank plc	09/28/17	(262,590,227)	(2,364,160)	(2,388,236)	(24,076)
Korean Won	Barclays Bank plc	08/18/17	(1,250,337,600)	(1,080,000)	(1,117,443)	(37,443)
Korean Won	Barclays Bank plc	08/18/17	(1,407,835,800)	(1,260,000)	(1,258,201)	1,799
Mexican Peso	Barclays Bank plc	09/28/17	(4,641,338)	(253,357)	(258,299)	(4,942)
New Zealand Dollar	Barclays Bank plc	09/28/17	(1,966,842)	(1,421,576)	(1,475,566)	(53,990)
Polish Zloty	Barclays Bank plc	09/28/17	(2,779,547)	(733,975)	(773,005)	(39,030)
Taiwan Dollar	Barclays Bank plc	08/18/17	(11,041,920)	(360,000)	(365,961)	(5,961)
Turkish Lira	Barclays Bank plc	09/28/17	(3,994,399)	(1,080,000)	(1,115,442)	(35,442)

Total Short Contracts				$(24,313,202)	$(25,165,142)	$(851,940)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Brazilian Real	Barclays Bank plc	08/18/17	5,191,834	$1,550,001	$1,659,343	$109,342
British Pound	Barclays Bank plc	09/28/17	230,000	294,658	304,060	9,402
Chinese Yuan	Barclays Bank plc	09/28/17	4,891,075	720,000	724,408	4,408
Euro	Barclays Bank plc	09/28/17	940,000	1,097,512	1,116,267	18,755
Euro	Barclays Bank plc	09/28/17	320,000	358,608	380,006	21,398
Indian Rupee	Barclays Bank plc	08/18/17	139,216,320	2,160,000	2,165,354	5,354
Indian Rupee	Barclays Bank plc	08/18/17	34,833,780	540,000	541,800	1,800
Indonesian Rupiah	JPMorgan Chase Bank	08/18/17	4,816,800,000	360,000	360,899	899
Mexican Peso	Barclays Bank plc	09/28/17	6,376,248	360,000	354,851	(5,149)
New Zealand Dollar	Barclays Bank plc	09/28/17	1,960,000	1,435,335	1,470,433	35,098
Polish Zloty	Barclays Bank plc	09/28/17	2,789,142	760,000	775,674	15,674
Russian Ruble	JPMorgan Chase Bank	08/18/17	21,969,763	360,000	366,196	6,196
Russian Ruble	JPMorgan Chase Bank	08/18/17	37,896,781	650,000	631,670	(18,330)
Russian Ruble	JPMorgan Chase Bank	08/18/17	21,049,639	360,000	350,859	(9,141)
Swedish Krona	Barclays Bank plc	09/28/17	6,269,782	719,968	779,108	59,140
Swiss Franc	Barclays Bank plc	09/28/17	69,616	71,944	72,265	321
Turkish Lira	Barclays Bank plc	09/28/17	4,155,204	1,144,277	1,160,346	16,069

Total Long Contracts				$12,942,303	$13,213,539	$271,236

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Amundi World Bond Fund (Continued)

At July 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
31	Australian 10 Year Bond Future	09/15/17	$3,198,073	$(57,888)
14	Canadian 10 Year Bond Future	09/20/17	1,541,656	(78,266)
4	EURO-BOBL Future	09/07/17	625,331	1,624
14	Euro-BTP Future	09/07/17	2,257,933	14,766
1	EURO-BUND Future	09/07/17	191,716	393
2	EURO-BUXL 30-Year Bond Future	09/07/17	383,835	(11,295)
1	Japan 10 Year Bond Treasury Future	09/12/17	1,362,057	(2,032)
47	U.S. Treasury 5 Year Note	09/29/17	5,552,977	(3,909)

			$15,113,578	$(136,607)

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(3)	EURO-OAT Future	09/07/17	$528,377	$3,203
(29)	Euro-Schatz Future	09/07/17	3,847,385	(2,587)
(7)	Long GILT Future	09/27/17	1,163,895	15,593
(116)	U.S. Treasury 10 Year Note	09/20/17	14,603,313	46,700
(9)	U.S. 10 Year Ultra Note	09/20/17	1,215,422	(580)
(17)	U.S. Treasury Long Bond	09/20/17	2,600,469	353

			$23,958,861	$62,682

GILT	Government Index-Linked Treasury
OAT	French Treasury Bond

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Amundi World Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$355,626	$—	$355,626
Corporate Bonds	—	17,951,807	—	17,951,807
Foreign Government Securities	—	7,950,597	—	7,950,597
Forward Foreign Currency Contracts	—	305,655	—	305,655
Futures Contracts	82,632	—	—	82,632
Purchased Option	25,950	—	—	25,950
Swap Contracts*	—	42,251	—	42,251
U.S. Treasury Obligations	—	9,207,548	—	9,207,548

Total Assets	$108,582	$35,813,484	$—	$35,922,066

Liabilities:
Forward Foreign Currency Contracts	$—	$(886,359)	$—	$(886,359)
Futures Contracts	(156,557)	—	—	(156,557)

Total Liabilities	$(156,557)	$(886,359)	$—	$(1,042,916)

Total	$(47,975)	$34,927,125	$—	$34,879,150

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Amundi World Bond Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts and financial futures contracts.

Options

The Fund has long positions in options on foreign currency futures contracts. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated.

Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, and otherwise at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. The Fund uses only American-style options, which can be exercised at any time prior to the expiration date of the option. This is in contrast to European-style options which can only be exercised at expiration of the option.

A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If a Fund is unable to effect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended July 31, 2017. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund has positions in credit default swap contracts to manage broad credit market spread exposure. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received or paid at the beginning of the initiation period are included in the Statement of Assets and Liabilities under “Variation margin payable/receivable on centrally cleared credit default swap contracts” for centrally cleared swaps. These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the credit default swap contract.

As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2017 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Contracts

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Amundi World Bond Fund (Continued)

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts to manage currency exposures and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to interest rate and foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2017

		Fair Value
Assets:
Purchased Options
Equity risk		$25,950
Swap Contracts(a)
Credit risk	Swap contracts, at value	42,251
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	305,655
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	82,632

Total		$456,488

		Fair Value
Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(886,359)
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	(156,557)

Total		$(1,042,916)

(a)	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Common Stocks 92.3%

	Shares	Market Value
Aerospace & Defense 1.7%
Moog, Inc., Class A*	7,100	$527,672
Vectrus, Inc.*	32,500	1,105,325

		1,632,997

Air Freight & Logistics 0.3%
Radiant Logistics, Inc.*	69,600	301,368

Auto Components 1.2%
Tower International, Inc.	46,300	1,143,610

Banks 12.8%
Central Pacific Financial Corp.	10,500	324,765
Civista Bancshares, Inc.(a)	15,600	319,020
Customers Bancorp, Inc.*	76,400	2,280,540
Enterprise Financial Services Corp.	17,700	700,035
Financial Institutions, Inc.	70,200	2,063,880
First Financial Corp.	50,550	2,327,828
First of Long Island Corp. (The)	27,200	760,240
MainSource Financial Group, Inc.	46,300	1,617,722
Peapack Gladstone Financial Corp.	29,400	919,338
Peoples Bancorp, Inc.	12,500	407,500
Sierra Bancorp	3,100	84,940
TriCo Bancshares	12,300	453,870

		12,259,678

Building Products 0.4%
Masonite International Corp.*	5,000	388,250

Chemicals 1.7%
Cabot Corp.	12,500	679,125
Core Molding Technologies, Inc.*	15,800	301,306
Innophos Holdings, Inc.	14,500	605,665

		1,586,096

Commercial Services & Supplies 4.1%
ACCO Brands Corp.*	137,600	1,603,040
Ennis, Inc.	26,400	508,200
Quad/Graphics, Inc.	79,900	1,794,554

		3,905,794

Construction & Engineering 1.5%
Goldfield Corp. (The)*	71,900	366,690
MYR Group, Inc.*	30,300	963,843
Tutor Perini Corp.*	3,400	90,440

		1,420,973

Construction Materials 0.3%
United States Lime & Minerals, Inc.	3,534	287,031

Consumer Finance 1.0%
OneMain Holdings, Inc.*	37,100	992,054

Containers & Packaging 1.4%
Greif, Inc., Class A	3,500	196,315
UFP Technologies, Inc.*	40,100	1,156,885

		1,353,200

Diversified Consumer Services 1.7%
Graham Holdings Co., Class B	2,800	1,658,720

Electric Utilities 2.7%
PNM Resources, Inc.	45,200	1,801,220
Portland General Electric Co.	18,200	813,358

		2,614,578

Electrical Equipment 1.8%
EnerSys	24,300	1,756,161

Electronic Equipment, Instruments & Components 7.4%
Anixter International, Inc.*	19,100	1,504,125
Insight Enterprises, Inc.*	23,800	964,376
Kimball Electronics, Inc.*	77,000	1,497,650
Methode Electronics, Inc.	8,400	333,900
PCM, Inc.*	27,000	334,125
Sanmina Corp.*	15,200	544,920
ScanSource, Inc.*	22,640	896,544
Wayside Technology Group, Inc.	57,113	982,344

		7,057,984

Energy Equipment & Services 3.5%
Archrock, Inc.	87,200	954,840
Exterran Corp.*	28,300	783,627
Helix Energy Solutions Group, Inc.*	23,400	153,036
Natural Gas Services Group, Inc.*	10,950	273,202
Oil States International, Inc.*	7,700	191,345
Patterson-UTI Energy, Inc.	6,000	116,040
Rowan Cos. plc, Class A*	10,000	116,700
Unit Corp.*	42,300	760,554

		3,349,344

Equity Real Estate Investment Trusts (REITs) 7.0%
Agree Realty Corp.	19,400	953,898
American Assets Trust, Inc.	29,000	1,177,690
Corporate Office Properties Trust	35,500	1,181,795
Cousins Properties, Inc.	190,700	1,752,533
DCT Industrial Trust, Inc.	7,100	400,014
One Liberty Properties, Inc.	15,200	373,616
Urstadt Biddle Properties, Inc., Class A	40,812	854,603

		6,694,149

Food Products 0.2%
Omega Protein Corp.	14,000	224,000

Health Care Equipment & Supplies 2.5%
FONAR Corp.*(a)	64,121	1,647,910
Utah Medical Products, Inc.	10,030	693,073

		2,340,983

Health Care Providers & Services 1.4%
Kindred Healthcare, Inc.	147,000	1,315,650
Magellan Health, Inc.*	500	37,275

		1,352,925

Household Durables 3.4%
Flexsteel Industries, Inc.	35,400	1,981,692
Taylor Morrison Home Corp., Class A*	29,900	676,338
ZAGG, Inc.*	66,200	559,390

		3,217,420

Household Products 0.5%
Oil-Dri Corp. of America	11,984	495,658

Insurance 5.4%
Argo Group International Holdings Ltd.	7,900	473,605
Employers Holdings, Inc.	44,900	1,946,415
Selective Insurance Group, Inc.	54,100	2,740,165

		5,160,185

Internet Software & Services 0.5%
YuMe, Inc.	110,298	478,693

IT Services 0.3%
CSP, Inc.	31,915	327,448

Leisure Products 1.1%
Johnson Outdoors, Inc., Class A	21,200	1,071,024

Machinery 5.5%
Briggs & Stratton Corp.	5,500	128,810
Eastern Co. (The)	39,000	1,134,900
Hillenbrand, Inc.	45,000	1,620,000
Milacron Holdings Corp.*	71,700	1,289,166

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Spartan Motors, Inc.	127,900	$1,131,915

		5,304,791

Media 0.9%
Saga Communications, Inc., Class A	23,000	893,550

Metals & Mining 0.7%
Schnitzer Steel Industries, Inc., Class A	23,700	611,460
SunCoke Energy, Inc.*	6,400	57,280

		668,740

Multi-Utilities 0.8%
NorthWestern Corp.	12,600	728,154

Oil, Gas & Consumable Fuels 0.8%
International Seaways, Inc.*	32,600	743,606

Paper & Forest Products 2.4%
Mercer International, Inc.	171,900	1,890,900
Schweitzer-Mauduit International, Inc.	10,900	418,778

		2,309,678

Personal Products 0.2%
Natural Alternatives International, Inc.*	17,800	178,000

Pharmaceuticals 0.3%
Juniper Pharmaceuticals, Inc.*	55,000	272,250

Professional Services 1.7%
CRA International, Inc.	42,700	1,657,187

Road & Rail 0.7%
ArcBest Corp.	24,400	678,320

Semiconductors & Semiconductor Equipment 3.1%
Cohu, Inc.	23,900	435,458
Kulicke & Soffa Industries, Inc.*	49,800	1,072,692
Rudolph Technologies, Inc.*	58,300	1,442,925

		2,951,075

Software 1.9%
Progress Software Corp.	57,300	1,834,173

Specialty Retail 0.4%
Big 5 Sporting Goods Corp.(a)	5,000	53,750
Office Depot, Inc.	51,800	304,066

		357,816

Textiles, Apparel & Luxury Goods 0.8%
Lakeland Industries, Inc.*(a)	30,113	453,201
Rocky Brands, Inc.	20,000	279,000

		732,201

Thrifts & Mortgage Finance 4.5%
First Defiance Financial Corp.	51,225	2,650,894
Flagstar Bancorp, Inc.*	1,700	55,352
Territorial Bancorp, Inc.	53,050	1,598,396

		4,304,642

Tobacco 1.5%
Universal Corp.	22,700	1,451,665

Trading Companies & Distributors 0.3%
CAI International, Inc.*	10,100	264,923

Total Common Stocks (cost $77,074,190)		88,401,094

Exchange Traded Funds 7.3%

	Shares	Market Value
Equity Funds 7.3%
Guggenheim S&P Smallcap 600 Pure Value Fund	28,300	$1,832,708
iShares Russell 2000 Value Fund	19,900	2,370,090
Vanguard Small-Cap Value Fund	22,400	2,781,184

Total Exchange Traded Funds (cost $5,520,240)		6,983,982

Short-Term Investment 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.91%(b)(c)	67,045	67,045

Total Short-Term Investment (cost $67,045)		67,045

Repurchase Agreement 0.8%

	Principal Amount	Market Value
Royal Bank of Canada, 1.02%, dated 07/31/17, due 08/01/17, repurchase price $790,665, collateralized by U.S. Treasury Notes, ranging from 1.75% - 2.00%, maturing 10/31/20 - 04/30/24; total market value $806,458.(c)	$790,643	790,643

Total Repurchase Agreement (cost $790,643)		790,643

Total Investments (cost $83,452,118) (d) — 100.5%		96,242,764
Liabilities in excess of other assets — (0.5)%		(434,344)

NET ASSETS — 100.0%		$95,808,420

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $822,225, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $67,045 and $790,643, respectively, a total value of $857,688.
(b)	Represents 7-day effective yield as of July 31, 2017.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2017 was $857,688.
(d)	At July 31, 2017, the tax basis cost of the Fund’s investments was $83,593,907, tax unrealized appreciation and depreciation were $14,559,409 and $(1,910,552), respectively.

Ltd.	Limited
plc	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$88,401,094	$—	$—	$88,401,094
Exchange Traded Funds	6,983,982	—	—	6,983,982
Repurchase Agreement	—	790,643	—	790,643
Short-Term Investment	67,045	—	—	67,045

Total	$95,452,121	$790,643	$—	$96,242,764

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

Common Stocks 99.0%

	Shares	Market Value
ARGENTINA 3.0%
Banks 1.3%
Banco Macro SA, ADR	25,000	$2,170,250

Food Products 0.8%
Adecoagro SA*	130,000	1,322,100

Internet Software & Services 0.9%
MercadoLibre, Inc.	5,000	1,442,100

		4,934,450

BRAZIL 5.9%
Banks 1.7%
Banco Bradesco SA (Preference)*	10,000	96,814
Itau Unibanco Holding SA (Preference)	65,000	777,911
Itausa - Investimentos Itau SA (Preference)	650,000	1,928,104

		2,802,829

Chemicals 0.4%
Braskem SA (Preference), Class A	55,000	658,056

Food Products 0.6%
M Dias Branco SA*	60,000	976,670

Health Care Providers & Services 0.7%
Qualicorp SA	105,000	1,104,430

Media 0.6%
Smiles SA*	45,000	939,295

Metals & Mining 0.8%
Vale SA, ADR*	130,000	1,303,901

Oil, Gas & Consumable Fuels 0.4%
Petroleo Brasileiro SA, ADR*	80,000	704,800

Water Utilities 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo*	110,000	1,183,478

		9,673,459

CHINA 20.6%
Automobiles 2.0%
Geely Automobile Holdings Ltd.	1,400,000	3,239,112

Banks 5.0%
Agricultural Bank of China Ltd., Class H	5,000,000	2,333,461
China Construction Bank Corp., Class H	3,500,000	2,913,802
China Merchants Bank Co. Ltd., Class H	250,000	821,092
Industrial & Commercial Bank of China Ltd., Class H	3,000,000	2,098,069

		8,166,424

Communications Equipment 2.2%
BYD Electronic International Co. Ltd.	1,400,000	3,539,586

Diversified Telecommunication Services 0.7%
China Communications Services Corp. Ltd., Class H	2,000,000	1,088,622

Internet Software & Services 5.2%
NetEase, Inc., ADR	5,500	1,712,040
SINA Corp.*	35,000	3,318,350
Tencent Holdings Ltd.	90,000	3,588,639

		8,619,029

Machinery 0.9%
Weichai Power Co. Ltd., Class H	1,600,000	1,538,768

Oil, Gas & Consumable Fuels 0.9%
China Shenhua Energy Co. Ltd., Class H	600,000	1,494,258

Real Estate Management & Development 2.4%
Agile Group Holdings Ltd.	1,000,000	1,191,165
Country Garden Holdings Co. Ltd.	2,000,000	2,797,230

		3,988,395

Specialty Retail 0.7%
Zhongsheng Group Holdings Ltd.	500,000	1,092,995

Transportation Infrastructure 0.6%
Zhejiang Expressway Co. Ltd., Class H	750,000	935,121

		33,702,310

EGYPT 2.0%
Banks 2.0%
Commercial International Bank Egypt SAE (Registered), GDR	700,000	3,233,020

GREECE 2.4%
Banks 0.9%
Eurobank Ergasias SA*	650,000	711,338
National Bank of Greece SA*	1,900,000	768,557

		1,479,895

Construction Materials 0.3%
Titan Cement Co. SA	20,000	561,428

Diversified Telecommunication Services 0.5%
Hellenic Telecommunications Organization SA	60,000	764,637

Hotels, Restaurants & Leisure 0.4%
OPAP SA	55,000	632,840

Specialty Retail 0.3%
JUMBO SA	31,479	527,099

		3,965,899

HONG KONG 5.1%
Electronic Equipment, Instruments & Components 2.6%
Kingboard Chemical Holdings Ltd.	550,000	2,468,697
Kingboard Laminates Holdings Ltd.	1,200,000	1,673,402

		4,142,099

Household Durables 0.6%
Haier Electronics Group Co. Ltd.*	400,000	1,029,806

Paper & Forest Products 1.4%
Lee & Man Paper Manufacturing Ltd.	750,000	800,032
Nine Dragons Paper Holdings Ltd.	1,000,000	1,487,676

		2,287,708

Water Utilities 0.5%
China Water Affairs Group Ltd.	1,600,000	872,725

		8,332,338

HUNGARY 3.9%
Banks 2.5%
OTP Bank plc	110,000	4,094,273

Oil, Gas & Consumable Fuels 0.8%
MOL Hungarian Oil & Gas plc	15,000	1,297,967

Pharmaceuticals 0.6%
Richter Gedeon Nyrt	40,000	1,023,957

		6,416,197

INDIA 2.3%
Automobiles 0.7%
Bajaj Auto Ltd.	25,000	1,094,288

Chemicals 1.2%
UPL Ltd.	150,000	2,048,795

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
INDIA (continued)
IT Services 0.4%
HCL Technologies Ltd.	45,000	$626,039

		3,769,122

MALAYSIA 6.4%
Airlines 0.9%
AirAsia Bhd.	2,000,000	1,507,827

Banks 2.1%
Hong Leong Bank Bhd.	450,000	1,648,239
Malayan Banking Bhd.	700,000	1,559,637

		3,207,876

Chemicals 0.6%
Petronas Chemicals Group Bhd.	650,000	1,054,835

Electric Utilities 0.8%
Tenaga Nasional Bhd.	400,000	1,318,921

Energy Equipment & Services 0.4%
Serba Dinamik Holdings Bhd.	1,500,000	699,354

Hotels, Restaurants & Leisure 0.7%
Genting Bhd.	500,000	1,135,703

Real Estate Management & Development 0.4%
IOI Properties Group Bhd.	1,500,000	735,412

Wireless Telecommunication Services 0.5%
Maxis Bhd.	600,000	791,496

		10,451,424

PAKISTAN 2.9%
Banks 1.1%
Habib Bank Ltd.	348,700	781,658
United Bank Ltd.	550,000	1,086,547

		1,868,205

Chemicals 0.8%
Engro Corp. Ltd.	400,000	1,230,780

Construction Materials 0.6%
Lucky Cement Ltd.	150,000	1,008,058

Oil, Gas & Consumable Fuels 0.4%
Pakistan Oilfields Ltd.	150,000	688,438

		4,795,481

POLAND 5.6%
Banks 2.1%
Bank Pekao SA	50,000	1,775,558
Powszechna Kasa Oszczednosci Bank Polski SA*	150,000	1,535,776

		3,311,334

Electric Utilities 0.5%
Enea SA	200,000	841,974

Insurance 0.6%
Powszechny Zaklad Ubezpieczen SA	80,000	984,951

Metals & Mining 1.0%
KGHM Polska Miedz SA	50,000	1,697,986

Oil, Gas & Consumable Fuels 1.4%
Grupa Lotos SA*	50,000	675,023
Polskie Gornictwo Naftowe i Gazownictwo SA	900,000	1,669,884

		2,344,907

		9,181,152

RUSSIA 3.5%
Banks 1.4%
Sberbank of Russia PJSC, ADR	200,000	2,349,000

Metals & Mining 0.7%
Severstal PJSC, GDR	80,000	1,094,836

Oil, Gas & Consumable Fuels 1.4%
LUKOIL PJSC, ADR	50,000	2,357,000

		5,800,836

SINGAPORE 1.5%
Software 1.5%
IGG, Inc.	1,500,000	2,504,871

SOUTH KOREA 9.2%
Banks 1.3%
Woori Bank	125,000	2,132,947

Chemicals 0.7%
Lotte Chemical Corp.	3,500	1,154,043

Electric Utilities 0.3%
Korea Electric Power Corp.	13,000	517,597

Household Durables 0.5%
LG Electronics, Inc.	15,000	899,587

Industrial Conglomerates 0.9%
Hanwha Corp.	35,000	1,528,573

Oil, Gas & Consumable Fuels 0.8%
SK Innovation Co. Ltd.	8,500	1,341,522

Semiconductors & Semiconductor Equipment 0.7%
Dongbu HiTek Co. Ltd.*	65,000	1,109,414

Technology Hardware, Storage & Peripherals 4.0%
Samsung Electronics Co. Ltd.	3,000	6,462,207

		15,145,890

TAIWAN 18.5%
Auto Components 0.7%
Tong Yang Industry Co. Ltd.	600,000	1,117,506

Chemicals 1.5%
Formosa Chemicals & Fibre Corp.	450,000	1,356,008
Grand Pacific Petrochemical	1,500,000	1,085,548

		2,441,556

Diversified Financial Services 1.9%
Chailease Holding Co. Ltd.	650,000	1,868,777
Fubon Financial Holding Co. Ltd.	850,000	1,319,778

		3,188,555

Diversified Telecommunication Services 0.4%
Chunghwa Telecom Co. Ltd.	200,000	675,837

Electrical Equipment 0.6%
Walsin Lihwa Corp.	2,200,000	969,129

Electronic Equipment, Instruments & Components 5.0%
Hon Hai Precision Industry Co. Ltd.	1,100,000	4,253,309
Merry Electronics Co. Ltd.	350,000	2,892,907
WPG Holdings Ltd.	600,000	839,060

		7,985,276

Insurance 0.6%
China Life Insurance Co. Ltd.	1,000,000	1,058,278

Real Estate Management & Development 0.7%
Highwealth Construction Corp.*	720,000	1,193,609

Semiconductors & Semiconductor Equipment 4.7%
Powertech Technology, Inc.*	440,000	1,422,061
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	175,000	6,293,000

		7,715,061

Technology Hardware, Storage & Peripherals 2.4%
Lite-On Technology Corp.	1,000,000	1,617,932
Micro-Star International Co. Ltd.	500,000	1,293,863
Wistron Corp.	1,000,000	1,009,003

		3,920,798

		30,265,605

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
TURKEY 6.2%
Automobiles 0.5%
Tofas Turk Otomobil Fabrikasi A/S	100,000	$877,813

Banks 2.1%
Turkiye Garanti Bankasi A/S	400,000	1,198,441
Turkiye Is Bankasi, Class C	1,000,000	2,151,845

		3,350,286

Construction & Engineering 0.9%
Tekfen Holding A/S	500,000	1,550,364

Equity Real Estate Investment Trusts (REITs) 0.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S*	800,000	723,094

Metals & Mining 0.9%
Eregli Demir ve Celik Fabrikalari TAS	650,000	1,448,538

Oil, Gas & Consumable Fuels 0.8%
Tupras Turkiye Petrol Rafinerileri A/S	40,000	1,231,920

Transportation Infrastructure 0.6%
TAV Havalimanlari Holding A/S	150,000	907,775

		10,089,790

Total Common Stocks (cost $128,100,531)		162,261,844

Total Investments (cost $128,100,531)(a) — 99.0%		162,261,844
Other assets in excess of liabilities — 1.0%		1,652,442

NET ASSETS — 100.0%		$163,914,286

*	Denotes a non-income producing security.
(a)	At July 31, 2017, the tax basis cost of the Fund’s investments was $128,138,882, tax unrealized appreciation and depreciation were $35,988,886 and $(1,865,924), respectively.

ADR	American Depositary Receipt
A/S	Minimum Capital Public Traded Company
Bhd	Private Limited Company
GDR	Global Depositary Receipt
Ltd.	Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SA	Stock Company
TAS	Joint Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Airlines	$—	$1,507,827	$—	$1,507,827
Auto Components	—	1,117,506	—	1,117,506
Automobiles	—	5,211,213	—	5,211,213
Banks	11,416,352	26,749,987	—	38,166,339
Chemicals	658,056	7,930,009	—	8,588,065
Communications Equipment	—	3,539,586	—	3,539,586
Construction & Engineering	—	1,550,364	—	1,550,364
Construction Materials	—	1,569,486	—	1,569,486
Diversified Financial Services	—	3,188,555	—	3,188,555
Diversified Telecommunication Services	—	2,529,096	—	2,529,096
Electric Utilities	—	2,678,492	—	2,678,492
Electrical Equipment	—	969,129	—	969,129
Electronic Equipment, Instruments & Components	—	12,127,375	—	12,127,375
Energy Equipment & Services	—	699,354	—	699,354
Equity Real Estate Investment Trusts (REITs)	—	723,094	—	723,094
Food Products	2,298,770	—	—	2,298,770
Health Care Providers & Services	1,104,430	—	—	1,104,430
Hotels, Restaurants & Leisure	—	1,768,543	—	1,768,543
Household Durables	—	1,929,393	—	1,929,393
Industrial Conglomerates	—	1,528,573	—	1,528,573
Insurance	—	2,043,229	—	2,043,229
Internet Software & Services	6,472,490	3,588,639	—	10,061,129
IT Services	—	626,039	—	626,039
Machinery	—	1,538,768	—	1,538,768
Media	939,295	—	—	939,295
Metals & Mining	1,303,901	4,241,360	—	5,545,261
Oil, Gas & Consumable Fuels	3,061,800	8,399,012	—	11,460,812
Paper & Forest Products	—	2,287,708	—	2,287,708
Pharmaceuticals	1,023,957	—	—	1,023,957
Real Estate Management & Development	—	5,917,416	—	5,917,416
Semiconductors & Semiconductor Equipment	6,293,000	2,531,475	—	8,824,475
Software	—	2,504,871	—	2,504,871
Specialty Retail	—	1,620,094	—	1,620,094
Technology Hardware, Storage & Peripherals	—	10,383,005	—	10,383,005
Transportation Infrastructure	—	1,842,896	—	1,842,896
Water Utilities	1,183,478	872,725	—	2,056,203
Wireless Telecommunication Services	—	791,496	—	791,496

Total Common Stocks	$35,755,529	$126,506,315	$—	$162,261,844

Total	$35,755,529	$126,506,315	$—	$162,261,844

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

(a)	During the period ended July 31, 2017, there were two transfers of international common stocks from Level 2 to Level 1. The market value at the time of the transfer and at July 31, 2017, was $5,253,175 and $5,118,230, respectively. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At July 31, 2017, the Fund valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks 97.6%

	Shares	Market Value
ARGENTINA 1.4%
Banks 0.7%
Banco Macro SA, ADR	42,000	$3,646,020

Food Products 0.3%
Adecoagro SA*	130,000	1,322,100

Internet Software & Services 0.4%
MercadoLibre, Inc.	6,000	1,730,520

		6,698,640

AUSTRIA 2.9%
Banks 0.9%
Erste Group Bank AG*	60,000	2,497,142
Raiffeisen Bank International AG*	50,000	1,476,013

		3,973,155

Chemicals 0.7%
Lenzing AG	18,000	3,217,089

Oil, Gas & Consumable Fuels 0.9%
OMV AG	75,000	4,252,750

Real Estate Management & Development 0.4%
BUWOG AG*	70,000	2,057,786

		13,500,780

CHINA 0.5%
Banks 0.5%
BOC Hong Kong Holdings Ltd.	450,000	2,212,462

EGYPT 0.9%
Banks 0.9%
Commercial International Bank Egypt SAE (Registered), GDR	900,000	4,156,740

FINLAND 3.4%
Diversified Telecommunication Services 0.3%
Elisa OYJ	30,000	1,235,786

Insurance 0.9%
Sampo OYJ, Class A	75,000	4,109,251

IT Services 0.5%
Tieto OYJ	75,000	2,379,188

Machinery 0.7%
Cargotec OYJ, Class B	30,000	1,830,624
Valmet OYJ	80,000	1,457,218

		3,287,842

Oil, Gas & Consumable Fuels 0.3%
Neste OYJ	32,000	1,389,447

Paper & Forest Products 0.7%
UPM-Kymmene OYJ	120,000	3,268,839

		15,670,353

FRANCE 9.6%
Aerospace & Defense 0.6%
Thales SA	25,000	2,770,411

Airlines 0.4%
Air France-KLM*	150,000	2,024,411

Auto Components 2.4%
Cie Generale des Etablissements Michelin	40,000	5,413,758
Faurecia	40,000	2,225,963
Valeo SA	45,000	3,123,227

		10,762,948

Automobiles 0.6%
Peugeot SA	125,000	2,694,066

Banks 1.1%
Credit Agricole SA	300,000	5,276,598

Construction & Engineering 1.2%
Bouygues SA	52,000	2,227,559
Eiffage SA	35,000	3,387,686

		5,615,245

Gas Utilities 0.5%
Rubis SCA	40,000	2,546,257

Insurance 1.1%
AXA SA	70,000	2,069,138
SCOR SE	75,000	3,162,811

		5,231,949

IT Services 1.0%
Atos SE	30,000	4,560,720

Pharmaceuticals 0.7%
Ipsen SA	25,000	3,203,303

		44,685,908

GERMANY 9.7%
Air Freight & Logistics 0.8%
Deutsche Post AG (Registered)	90,000	3,494,057

Airlines 0.6%
Deutsche Lufthansa AG (Registered)	120,000	2,579,668

Auto Components 0.8%
Continental AG	10,000	2,254,974
Schaeffler AG (Preference)	120,000	1,674,686

		3,929,660

Chemicals 1.0%
Covestro AG(a)	40,000	3,106,515
Evonik Industries AG	50,000	1,704,559

		4,811,074

Independent Power and Renewable Electricity Producers 0.9%
Uniper SE	200,000	4,116,202

Industrial Conglomerates 1.0%
Siemens AG (Registered)	35,000	4,752,716

Insurance 1.6%
Allianz SE (Registered)	20,000	4,261,070
Hannover Rueck SE	20,000	2,524,756

		6,785,826

Pharmaceuticals 0.8%
Bayer AG (Registered)	30,000	3,804,237

Real Estate Management & Development 0.3%
Vonovia SE	40,000	1,621,592

Semiconductors & Semiconductor Equipment 0.9%
Infineon Technologies AG	200,000	4,352,397

Specialty Retail 0.1%
METRO AG	40,000	449,816

Textiles, Apparel & Luxury Goods 0.5%
adidas AG	10,000	2,285,102

Wireless Telecommunication Services 0.4%
Freenet AG	60,000	2,025,333

		45,007,680

GREECE 0.9%
Banks 0.3%
National Bank of Greece SA*	4,000,000	1,618,013

Diversified Telecommunication Services 0.3%
Hellenic Telecommunications Organization SA	100,000	1,274,396

Hotels, Restaurants & Leisure 0.2%
OPAP SA	80,000	920,495

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
GREECE (continued)
Specialty Retail 0.1%
JUMBO SA	20,600	$344,936

		4,157,840

HONG KONG 0.8%
Hotels, Restaurants & Leisure 0.5%
Melco Resorts & Entertainment Ltd., ADR	100,000	2,020,000

Real Estate Management & Development 0.3%
Cheung Kong Property Holdings Ltd.	200,000	1,618,701

		3,638,701

JAPAN 20.2%
Auto Components 0.9%
Bridgestone Corp.	60,000	2,534,171
Toyota Boshoku Corp.	70,000	1,467,215

		4,001,386

Automobiles 2.3%
Mazda Motor Corp.	160,000	2,415,104
Subaru Corp.	85,000	3,078,800
Suzuki Motor Corp.	50,000	2,373,954
Toyota Motor Corp.	50,000	2,829,904

		10,697,762

Banks 1.7%
Aozora Bank Ltd.	300,000	1,154,583
Mizuho Financial Group, Inc.	1,500,000	2,671,747
Resona Holdings, Inc.	300,000	1,546,407
Sumitomo Mitsui Financial Group, Inc.	60,000	2,349,233

		7,721,970

Beverages 0.5%
Kirin Holdings Co. Ltd.	100,000	2,204,446

Building Products 0.6%
Asahi Glass Co. Ltd.	30,000	1,265,179
Nichias Corp.	120,000	1,457,299

		2,722,478

Capital Markets 0.5%
SBI Holdings, Inc.	150,000	2,150,223

Chemicals 1.4%
DIC Corp.	30,000	1,140,104
Mitsui Chemicals, Inc.	400,000	2,288,101
Teijin Ltd.	150,000	3,017,456

		6,445,661

Construction & Engineering 1.4%
Kajima Corp.	425,000	3,708,184
Obayashi Corp.	250,000	3,011,125

		6,719,309

Diversified Financial Services 0.3%
ORIX Corp.	80,000	1,309,615

Diversified Telecommunication Services 0.8%
Nippon Telegraph & Telephone Corp.	80,000	3,910,901

Electric Utilities 0.5%
Chubu Electric Power Co., Inc.	100,000	1,314,253
Tohoku Electric Power Co., Inc.	90,000	1,226,084

		2,540,337

Electronic Equipment, Instruments & Components 0.7%
Hitachi Ltd.	500,000	3,448,265

Food & Staples Retailing 0.9%
Seven & i Holdings Co. Ltd.	100,000	4,033,719

Food Products 0.4%
Nippon Suisan Kaisha Ltd.	300,000	1,752,243

Health Care Equipment & Supplies 0.9%
Hoya Corp.	70,000	3,957,544

Hotels, Restaurants & Leisure 0.3%
Round One Corp.	150,000	1,603,552

Household Durables 0.4%
Haseko Corp.	150,000	1,880,143

Insurance 0.2%
MS&AD Insurance Group Holdings, Inc.	30,000	1,053,436

Internet Software & Services 0.9%
Mixi, Inc.	75,000	4,109,250

IT Services 0.5%
Itochu Techno-Solutions Corp.	70,000	2,437,864

Machinery 0.4%
JTEKT Corp.	125,000	1,785,322

Oil, Gas & Consumable Fuels 0.5%
JXTG Holdings, Inc.	510,000	2,272,527

Pharmaceuticals 0.6%
Daiichi Sankyo Co. Ltd.	130,000	2,840,908

Professional Services 0.3%
Meitec Corp.	30,000	1,406,719

Real Estate Management & Development 0.3%
Nomura Real Estate Holdings, Inc.	75,000	1,488,793

Road & Rail 0.4%
Sankyu, Inc.	240,000	1,812,365

Specialty Retail 0.2%
Adastria Co. Ltd.	40,000	1,000,593

Technology Hardware, Storage & Peripherals 0.5%
Seiko Epson Corp.	90,000	2,378,376

Trading Companies & Distributors 0.6%
Sumitomo Corp.	200,000	2,708,000

Wireless Telecommunication Services 0.3%
NTT DOCOMO, Inc.	60,000	1,393,458

		93,787,165

LUXEMBOURG 0.6%
Metals & Mining 0.6%
ArcelorMittal*	100,000	2,627,468

MALAYSIA 1.3%
Airlines 0.3%
AirAsia Bhd.	2,000,000	1,507,827

Banks 0.6%
Hong Leong Bank Bhd.	650,000	2,380,791

Electric Utilities 0.4%
Tenaga Nasional Bhd.	600,000	1,978,382

		5,867,000

NETHERLANDS 3.2%
Banks 0.3%
ABN AMRO Group NV, CVA(a)	50,000	1,415,243

Beverages 0.4%
Heineken Holding NV	20,000	1,965,105

Electrical Equipment 0.7%
Philips Lighting NV(a)	80,000	3,039,694

Insurance 0.4%
NN Group NV	50,000	2,029,225

Oil, Gas & Consumable Fuels 1.4%
Royal Dutch Shell plc, Class B	220,000	6,274,515

		14,723,782

NORWAY 1.6%
Banks 0.4%
DNB ASA	100,000	1,968,896

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
NORWAY (continued)
Diversified Telecommunication Services 0.4%
Telenor ASA	100,000	$2,000,547

Food Products 0.4%
Marine Harvest ASA *	100,000	1,863,432

Insurance 0.4%
Storebrand ASA	200,000	1,669,222

		7,502,097

PAKISTAN 0.8%
Banks 0.3%
United Bank Ltd.	800,000	1,580,432

Chemicals 0.3%
Engro Corp. Ltd.	500,000	1,538,475

Oil, Gas & Consumable Fuels 0.2%
Pakistan Petroleum Ltd.	450,000	759,866

		3,878,773

POLAND 2.3%
Banks 1.1%
Bank Pekao SA	70,000	2,485,780
Powszechna Kasa Oszczednosci Bank Polski SA*	270,000	2,764,397

		5,250,177

Metals & Mining 0.5%
KGHM Polska Miedz SA	70,000	2,377,181

Oil, Gas & Consumable Fuels 0.7%
Polski Koncern Naftowy ORLEN SA	50,000	1,477,414
Polskie Gornictwo Naftowe i Gazownictwo SA	900,000	1,669,884

		3,147,298

		10,774,656

SINGAPORE 1.9%
Banks 1.1%
DBS Group Holdings Ltd.	150,000	2,389,963
Oversea-Chinese Banking Corp. Ltd.	300,000	2,513,165

		4,903,128

Electronic Equipment, Instruments & Components 0.5%
Venture Corp. Ltd.	250,000	2,424,929

Real Estate Management & Development 0.3%
Yanlord Land Group Ltd.	1,133,606	1,513,120

		8,841,177

SOUTH AFRICA 1.0%
Paper & Forest Products 1.0%
Mondi plc	175,000	4,605,844

SPAIN 5.0%
Banks 1.9%
Banco Santander SA(b)	650,000	4,439,351
CaixaBank SA	800,000	4,178,888

		8,618,239

Construction & Engineering 0.6%
ACS Actividades de Construccion y Servicios SA	75,000	2,878,307

Electric Utilities 0.9%
Endesa SA	50,000	1,184,031
Iberdrola SA	245,106	1,932,883
Red Electrica Corp. SA	52,000	1,115,073

		4,231,987

Electrical Equipment 0.3%
Siemens Gamesa Renewable Energy SA	75,000	1,229,182

Insurance 0.3%
Mapfre SA	400,000	1,491,375

IT Services 0.4%
Amadeus IT Group SA	32,000	1,971,570

Oil, Gas & Consumable Fuels 0.6%
Repsol SA	175,000	2,932,198

		23,352,858

SWEDEN 4.0%
Banks 1.2%
Skandinaviska Enskilda Banken AB, Class A	200,000	2,533,324
Swedbank AB, Class A	125,000	3,263,391

		5,796,715

Diversified Telecommunication Services 0.5%
Com Hem Holding AB	150,000	2,191,855

Food & Staples Retailing 0.5%
ICA Gruppen AB	60,000	2,404,578

Household Durables 0.6%
Electrolux AB Series B	40,000	1,368,236
JM AB	40,000	1,403,959

		2,772,195

Machinery 0.7%
Sandvik AB	200,000	3,153,063

Metals & Mining 0.3%
Boliden AB	40,000	1,252,808

Paper & Forest Products 0.2%
Holmen AB, Class B	25,000	1,128,605

		18,699,819

SWITZERLAND 3.4%
Commercial Services & Supplies 0.3%
IWG plc	300,000	1,301,289

Insurance 0.4%
Swiss Life Holding AG (Registered)*	5,000	1,825,123

Life Sciences Tools & Services 1.0%
Lonza Group AG (Registered)*	19,000	4,518,985

Metals & Mining 0.5%
Glencore plc*	500,000	2,210,967

Personal Products 0.2%
Oriflame Holding AG	25,000	959,841

Specialty Retail 0.3%
Valora Holding AG (Registered)	4,500	1,493,784

Technology Hardware, Storage & Peripherals 0.7%
Logitech International SA (Registered)	90,000	3,269,596

		15,579,585

TAIWAN 3.1%
Chemicals 0.2%
Formosa Chemicals & Fibre Corp.	350,000	1,054,673

Diversified Financial Services 0.3%
Fubon Financial Holding Co. Ltd.	1,020,000	1,583,734

Electronic Equipment, Instruments & Components 0.8%
Merry Electronics Co. Ltd.	415,000	3,430,161

Real Estate Management & Development 0.2%
Highwealth Construction Corp.*	700,000	1,160,453

Semiconductors & Semiconductor Equipment 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	70,000	2,517,200

Technology Hardware, Storage & Peripherals 1.1%
Lite-On Technology Corp.	1,020,000	1,650,290
Micro-Star International Co. Ltd.	550,000	1,423,249

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
TAIWAN (continued)
Technology Hardware, Storage & Peripherals (continued)
Primax Electronics Ltd.	700,000	$1,530,294

		4,603,833

		14,350,054

TURKEY 1.5%
Banks 0.8%
Turkiye Is Bankasi, Class C	1,800,000	3,873,322

Construction & Engineering 0.7%
Tekfen Holding A/S	1,000,000	3,100,727

		6,974,049

UNITED KINGDOM 17.6%
Aerospace & Defense 0.5%
BAE Systems plc	300,000	2,380,529

Banks 0.6%
HSBC Holdings plc	300,000	3,000,954

Beverages 0.6%
Fevertree Drinks plc	100,000	2,840,687

Capital Markets 1.1%
3i Group plc	400,000	4,939,058

Construction & Engineering 0.5%
Kier Group plc	150,000	2,551,960

Electronic Equipment, Instruments & Components 0.4%
Electrocomponents plc	200,000	1,638,597

Energy Equipment & Services 0.5%
Subsea 7 SA	170,000	2,518,885

Hotels, Restaurants & Leisure 0.5%
InterContinental Hotels Group plc	38,297	2,167,994

Household Durables 0.4%
Persimmon plc	50,000	1,652,424

Household Products 1.5%
Reckitt Benckiser Group plc	70,000	6,805,541

Insurance 1.4%
Admiral Group plc	40,000	1,091,307
Beazley plc	350,000	2,368,363
Direct Line Insurance Group plc	372,000	1,840,773
Hastings Group Holdings plc(a)	250,000	1,013,712

		6,314,155

Internet & Direct Marketing Retail 0.8%
boohoo.com plc*	1,200,000	3,735,564

Metals & Mining 1.7%
Anglo American plc*	200,000	3,311,820
Rio Tinto plc	100,000	4,654,486

		7,966,306

Personal Products 1.0%
Unilever plc	85,000	4,853,483

Pharmaceuticals 2.3%
GlaxoSmithKline plc	400,000	7,994,675
Indivior plc*	650,000	3,292,936

		11,287,611

Professional Services 0.8%
RELX plc	165,000	3,600,977

Software 1.2%
Micro Focus International plc	62,332	1,836,234
Sage Group plc (The)	400,000	3,556,409

		5,392,643

Specialty Retail 0.8%
JD Sports Fashion plc	200,000	944,365
WH Smith plc	120,000	2,788,872

		3,733,237

Tobacco 1.0%
British American Tobacco plc	30,000	1,869,248
Imperial Brands plc	65,000	2,680,479

		4,549,727

		81,930,332

Total Common Stocks (cost $376,299,910)		453,223,763

Short-Term Investment 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio—Institutional Class, 0.91%(c)(d)	465,614	465,614

Total Short-Term Investment (cost $465,614)		465,614

Repurchase Agreement 1.2%

	Principal Amount	Market Value
Royal Bank of Canada, 1.02%, dated 07/31/17, due 08/01/17, repurchase price $5,491,021, collateralized by U.S. Treasury Notes, ranging from 1.75%—2.00%, maturing 10/31/20—04/30/24; total market value $5,600,700.(d)	$5,490,866	$5,490,866

Total Repurchase Agreement (cost $5,490,866)		5,490,866

Total Investments (cost $382,256,390)(e) — 98.9%		459,180,243
Other assets in excess of liabilities — 1.1%		5,094,841

NET ASSETS — 100.0%		$464,275,084

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2017 was $8,575,164 which represents 1.85% of net assets.
(b)	The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $1,591,930, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $465,614 and $5,490,866, respectively, a total value of $5,956,480.
(c)	Represents 7-day effective yield as of July 31, 2017.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2017 was $5,956,480.
(e)	At July 31, 2017, the tax basis cost of the Fund’s investments was $382,421,833, tax unrealized appreciation and depreciation were $81,334,435 and $(4,576,025), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
Bhd	Private Limited Company
CVA	Dutch Certificate
GDR	Global Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
plc	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SA	Stock Company
SCA	Limited partnership with share capital
SE	European Public Limited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

At July 31, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Brown Brothers Harriman & Co.	09/29/17	(9,500,000)	$(12,165,415)	$(12,559,389)	$(393,974)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$5,150,940	$—	$5,150,940
Air Freight & Logistics	—	3,494,057	—	3,494,057
Airlines	—	6,111,906	—	6,111,906
Auto Components	—	18,693,994	—	18,693,994
Automobiles	—	13,391,828	—	13,391,828
Banks	3,646,020	63,746,835	—	67,392,855
Beverages	—	7,010,238	—	7,010,238
Building Products	—	2,722,478	—	2,722,478
Capital Markets	—	7,089,281	—	7,089,281
Chemicals	—	17,066,972	—	17,066,972
Commercial Services & Supplies	—	1,301,289	—	1,301,289
Construction & Engineering	—	20,865,548	—	20,865,548
Diversified Financial Services	—	2,893,349	—	2,893,349
Diversified Telecommunication Services	2,000,547	8,612,938	—	10,613,485
Electric Utilities	—	8,750,706	—	8,750,706
Electrical Equipment	—	4,268,876	—	4,268,876
Electronic Equipment, Instruments & Components	—	10,941,952	—	10,941,952
Energy Equipment & Services	—	2,518,885	—	2,518,885
Food & Staples Retailing	—	6,438,297	—	6,438,297
Food Products	1,322,100	3,615,675	—	4,937,775

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Gas Utilities	$—	$2,546,257	$—	$2,546,257
Health Care Equipment & Supplies	—	3,957,544	—	3,957,544
Hotels, Restaurants & Leisure	2,020,000	4,692,041	—	6,712,041
Household Durables	—	6,304,762	—	6,304,762
Household Products	—	6,805,541	—	6,805,541
Independent Power and Renewable Electricity Producers	—	4,116,202	—	4,116,202
Industrial Conglomerates	—	4,752,716	—	4,752,716
Insurance	—	30,509,562	—	30,509,562
Internet & Direct Marketing Retail	—	3,735,564	—	3,735,564
Internet Software & Services	1,730,520	4,109,250	—	5,839,770
IT Services	—	11,349,342	—	11,349,342
Life Sciences Tools & Services	—	4,518,985	—	4,518,985
Machinery	—	8,226,227	—	8,226,227
Metals & Mining	—	16,434,730	—	16,434,730
Oil, Gas & Consumable Fuels	—	21,028,601	—	21,028,601
Paper & Forest Products	—	9,003,288	—	9,003,288
Personal Products	—	5,813,324	—	5,813,324
Pharmaceuticals	—	21,136,059	—	21,136,059
Professional Services	—	5,007,696	—	5,007,696
Real Estate Management & Development	—	9,460,445	—	9,460,445
Road & Rail	—	1,812,365	—	1,812,365
Semiconductors & Semiconductor Equipment	2,517,200	4,352,397	—	6,869,597
Software	—	5,392,643	—	5,392,643
Specialty Retail	—	7,022,366	—	7,022,366
Technology Hardware, Storage & Peripherals	—	10,251,805	—	10,251,805
Textiles, Apparel & Luxury Goods	—	2,285,102	—	2,285,102
Tobacco	—	4,549,727	—	4,549,727
Trading Companies & Distributors	—	2,708,000	—	2,708,000
Wireless Telecommunication Services	—	3,418,791	—	3,418,791

Total Common Stocks	$13,236,387	$439,987,376	$—	$453,223,763

Repurchase Agreement	—	5,490,866	—	5,490,866
Short-Term Investment	465,614	—	—	465,614

Total Assets	$13,702,001	$445,478,242	$—	$459,180,243

Liabilities:
Forward Foreign Currency Contract	$—	$(393,974)	$—	$(393,974)

Total Liabilities	$—	$(393,974)	$—	$(393,974)

Total	$13,702,001	$445,084,268	$—	$458,786,269

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contract.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2017

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(393,974)

Total		$(393,974)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Bailard Technology & Science Fund

Common Stocks 99.4%

	Shares	Market Value
Biotechnology 6.2%
Acceleron Pharma, Inc.*	6,600	$212,190
Alexion Pharmaceuticals, Inc.*	1,500	206,010
Alkermes plc*	5,000	272,050
Alnylam Pharmaceuticals, Inc.*	3,500	289,590
Amgen, Inc.	1,200	209,412
Array BioPharma, Inc.*	28,200	211,782
Biogen, Inc.*	550	159,275
BioMarin Pharmaceutical, Inc.*	3,300	289,509
Bioverativ, Inc.*	4,000	247,880
Bluebird Bio, Inc.*	4,500	424,125
Celgene Corp.*	3,200	433,312
Epizyme, Inc.*(a)	20,000	228,000
Esperion Therapeutics, Inc.*(a)	10,000	452,900
FibroGen, Inc.*	7,600	259,540
Five Prime Therapeutics, Inc.*	8,700	244,818
Gilead Sciences, Inc.	5,000	380,450
Ionis Pharmaceuticals, Inc.*	6,800	356,320
Ironwood Pharmaceuticals, Inc.*	14,000	248,500
Kite Pharma, Inc.*(a)	2,300	249,343
Kura Oncology, Inc.*	18,000	162,900
Neurocrine Biosciences, Inc.*	7,200	345,816
Radius Health, Inc.*(a)	6,000	264,180
Regeneron Pharmaceuticals, Inc.*	400	196,648
Sage Therapeutics, Inc.*	2,500	199,375
Spark Therapeutics, Inc.*	6,200	440,200
TESARO, Inc.*(a)	1,400	178,724
United Therapeutics Corp.*	2,100	269,640
Vertex Pharmaceuticals, Inc.*	2,200	334,004
Xencor, Inc.*	13,700	319,895

		8,086,388

Communications Equipment 3.6%
Cisco Systems, Inc.	124,670	3,920,871
F5 Networks, Inc.*	6,645	802,384

		4,723,255

Electronic Equipment, Instruments & Components 8.3%
Flex Ltd.*	164,280	2,626,837
Insight Enterprises, Inc.*	41,600	1,685,632
Orbotech Ltd.*	60,400	2,141,784
ScanSource, Inc.*	63,270	2,505,492
TE Connectivity Ltd.	22,905	1,841,333

		10,801,078

Internet & Direct Marketing Retail 2.0%
Amazon.com, Inc.*	2,575	2,543,534

Internet Software & Services 20.9%
Alphabet, Inc., Class A*	5,950	5,625,725
Alphabet, Inc., Class C*	5,966	5,551,363
Appfolio, Inc., Class A*	42,048	1,469,577
eBay, Inc.*	37,420	1,337,017
Facebook, Inc., Class A*	44,115	7,466,464
LogMeIn, Inc.	20,330	2,367,428
NetEase, Inc., ADR-CN	6,900	2,147,832
Q2 Holdings, Inc.*	33,200	1,291,480

		27,256,886

IT Services 12.1%
Amdocs Ltd.	31,200	2,095,704
Booz Allen Hamilton Holding Corp.	72,400	2,483,320
Broadridge Financial Solutions, Inc.	19,600	1,486,856
Cognizant Technology Solutions Corp., Class A	39,915	2,766,908
Euronet Worldwide, Inc.*	31,000	2,994,910
Fiserv, Inc.*	13,100	1,683,350
Paychex, Inc.	18,100	1,047,085
Visa, Inc., Class A	11,480	1,142,949

		15,701,082

Pharmaceuticals 0.6%
Aerie Pharmaceuticals, Inc.*	5,400	293,220
Neuroderm Ltd.*	13,500	522,450

		815,670

Semiconductors & Semiconductor Equipment 15.7%
Broadcom Ltd.	9,616	2,371,883
KLA-Tencor Corp.	19,990	1,851,674
Lam Research Corp.	23,590	3,761,661
Maxim Integrated Products, Inc.	59,035	2,682,550
NVIDIA Corp.	15,100	2,453,901
NXP Semiconductors NV*	28,320	3,124,546
QUALCOMM, Inc.	17,155	912,474
Texas Instruments, Inc.	39,800	3,238,924

		20,397,613

Software 17.3%
Activision Blizzard, Inc.	50,000	3,089,000
Adobe Systems, Inc.*	20,200	2,959,098
Electronic Arts, Inc.*	25,200	2,941,848
HubSpot, Inc.*	28,000	2,025,800
Intuit, Inc.	14,695	2,016,301
Microsoft Corp.	82,000	5,961,400
RingCentral, Inc., Class A*	52,500	1,827,000
Varonis Systems, Inc.*	45,200	1,683,700

		22,504,147

Technology Hardware, Storage & Peripherals 12.7%
Apple, Inc.	59,395	8,833,818
HP, Inc.	155,110	2,962,601
NCR Corp.*	73,400	2,778,190
NetApp, Inc.	44,300	1,923,506

		16,498,115

Total Common Stocks (cost $62,450,648)		129,327,768

Short-Term Investment 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.91%(b)(c)	110,421	110,421

Total Short-Term Investment (cost $110,421)		110,421

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bailard Technology & Science Fund (Continued)

Repurchase Agreement 1.0%

	Principal Amount	Market Value
Royal Bank of Canada, 1.02%, dated 07/31/17, due 08/01/17, repurchase price $1,302,205, collateralized by U.S. Treasury Notes, ranging from 1.75% - 2.00%, maturing 10/31/20 - 04/30/24; total market value $1,328,215.(c)	$1,302,168	$1,302,168

Total Repurchase Agreement (cost $1,302,168)		1,302,168

Total Investments (cost $63,863,237) (d) — 100.5%		130,740,357
Liabilities in excess of other assets — (0.5)%		(665,393)

NET ASSETS — 100.0%		$130,074,964

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $1,345,279, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $110,421 and $1,302,168, respectively, a total value of $1,412,589.
(b)	Represents 7-day effective yield as of July 31, 2017.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2017 was $1,412,589.
(d)	At July 31, 2017, the tax basis cost of the Fund’s investments was $63,893,123, tax unrealized appreciation and depreciation were $66,947,655 and $(100,421), respectively.

ADR	American Depositary Receipt
CN	China
Ltd.	Limited
NV	Public Traded Company
plc	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bailard Technology & Science Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$129,327,768	$—	$—	$129,327,768
Repurchase Agreement	—	1,302,168	—	1,302,168
Short-Term Investment	110,421	—	—	110,421

Total	$129,438,189	$1,302,168	$—	$130,740,357

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Bond Fund

Asset-Backed Securities 23.8%

	Principal Amount	Market Value
Airlines 2.9%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 03/15/23(a)	$3,572,763	$3,563,831
American Airlines Pass-Through Trust, Series 2013-2, Class B, 5.60%, 07/15/20(a)	749,891	781,762
Series 2015-2, Class B, 4.40%, 09/22/23	4,435,723	4,557,705
Series 2017-1B, Class B, 4.95%, 02/15/25	1,500,000	1,560,000
British Airways Pass-Through Trust, Series 2013-1, Class B, 5.63%, 06/20/20(a)	525,648	547,988
Continental Airlines Pass-Through Trust, Series 2007-1, Class B, 6.90%, 04/19/22	405,299	425,564
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.10%, 04/01/28	1,859,531	1,954,832
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 04/11/22	3,200,406	3,314,661

		16,706,343

Automobiles 4.3%
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.15%, 04/15/24(a)	4,000,000	3,994,368
First Investors Auto Owner Trust, Series 2016-2A, Class A1, 1.53%, 11/16/20(a)	3,665,713	3,659,896
Series 2016-2A, Class A2, 1.87%, 11/15/21(a)	5,350,000	5,335,371
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.31%, 04/15/26(a)	5,150,000	5,201,316
Prestige Auto Receivables Trust, Series 2016-2A, Class A2, 1.46%, 07/15/20(a)	6,551,292	6,536,740

		24,727,691

Credit Card 6.3%
BA Credit Card Trust, Series 2016-A1, Class A, 1.62%, 10/15/21(b)	4,460,000	4,483,237
Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1, 1.68%, 02/15/22(b)	10,000,000	10,056,496
Chase Issuance Trust, Series 2016-A1, Class A, 1.64%, 05/17/21(b)	20,970,000	21,080,745

		35,620,478

Other 10.3%
Cedar Funding II CLO Ltd., Series 2013-1A, Class BR, 3.04%, 06/09/30(a)(b)	3,000,000	3,001,164
CVS Pass-Through Trust, 6.94%, 01/10/30	1,851,589	2,213,606
Dryden 34 Senior Loan Fund, Series 2014-34A, Class AR, 2.46%, 10/15/26(a)(b)	3,500,000	3,506,877
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 09/20/47(a)(c)	2,204,125	2,196,190
HERO Funding Trust, Series 2015-1A, Class A, 3.84%, 09/21/40(a)(c)	2,468,308	2,523,845
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M2, 1.97%, 08/25/35(b)	10,000,000	9,707,085
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class A1R, 2.75%, 04/15/26(a)(b)	6,000,000	6,002,658
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class A, 2.33%, 04/19/30(a)(b)	2,000,000	1,998,942
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.19%, 09/15/21(a)	10,000,000	9,971,887
NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class AT1, 2.75%, 06/15/49(a)	1,500,000	1,489,378
Ocwen Master Advance Receivables Trust, Series 2016-T2, Class AT2, 2.72%, 08/16/49(a)(c)	8,150,000	8,103,789
RAMP Trust, Series 2002-RS1, Class AI5, 5.68%, 01/25/32(b)	201,458	205,796
Soundview Home Loan Trust, Series 2006-WF2, Class M1, 1.45%, 12/25/36(b)	3,000,000	2,917,267
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.75%, 11/15/49(a)	4,200,000	4,212,089
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-6XS, Class A6, 5.13%, 03/25/34(d)	10,268	10,321
VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.62%, 02/25/47(a)(d)	615,204	615,756

		58,676,650

Total Asset-Backed Securities (cost $134,918,552)		135,731,162

Collateralized Mortgage Obligations 2.6%

	Principal Amount	Market Value
Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.75%, 03/25/37	391,935	335,466
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 4.82%, 10/25/34(d)	72,117	72,974
Chase Mortgage Trust, Series 2016-2, Class M2, 3.75%, 12/25/45(a)(b)	7,833,470	8,028,010
CHL Mortgage Pass-Through Trust, Series 2005-15, Class A7, 5.50%, 08/25/35	115,119	103,362
Citigroup Mortgage Loan Trust, Series 2015-RP2, Class A1, 3.50%, 01/25/53(a)(b)	2,282,396	2,307,809
FNMA REMIC, Series 2003-33, Class LB, 5.50%, 05/25/23	587,713	623,974
Series 2009-42, Class AP, 4.50%, 03/25/39	280,374	294,978
MASTR Alternative Loan Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/35	346,239	329,198

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
FNMA REMIC (continued)
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1, 3.75%, 09/25/56(a)(b)	$2,493,158	$2,581,427

Total Collateralized Mortgage Obligations (cost $14,649,745)		14,677,198

Commercial Mortgage-Backed Securities 5.9%

	Principal Amount	Market Value
AOA Mortgage Trust Series, 2015-1177, Class A, 2.96%, 12/13/29(a)	1,000,000	1,022,266
Aventura Mall Trust Series 2013-AVM, Class A, 3.74%, 12/05/32(a)(b)	2,390,000	2,520,104
BBCMS Mortgage Trust, Series 2016-ETC, Class C, 3.39%, 08/14/36(a)	6,300,000	6,160,422
COMM Mortgage Trust,
Series 2014-TWC, Class B, 2.82%, 02/13/32(a)(b)	1,000,000	1,004,032
Series 2015-LC21, Class ASB, 3.42%, 07/10/48	5,000,000	5,212,865
Series 2015-LC21, Class A4, 3.71%, 07/10/48	1,000,000	1,048,750
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 02/10/34(a)	4,980,000	5,090,566
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28, Class A4, 3.54%, 01/15/49	2,000,000	2,073,490
Morgan Stanley Capital I Trust, Series 2015-MS1, Class ASB, 3.46%, 05/15/48	4,000,000	4,175,397
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class ASB, 3.31%, 05/15/48	5,000,000	5,185,212

Total Commercial Mortgage-Backed Securities (cost $33,576,565)		33,493,104

Corporate Bonds 52.4%

	Principal Amount	Market Value
Aerospace & Defense 1.0%
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21(a)	500,000	516,875
Lockheed Martin Corp., 3.55%, 01/15/26	1,250,000	1,300,536
Orbital ATK, Inc., 5.25%, 10/01/21	1,000,000	1,031,250
United Technologies Corp., 3.10%, 06/01/22	1,000,000	1,038,430
4.50%, 06/01/42	500,000	544,907
4.15%, 05/15/45	1,000,000	1,040,859

		5,472,857

Auto Components 0.2%
BorgWarner, Inc., 3.38%, 03/15/25(e)	1,000,000	1,012,837

Automobiles 0.5%
Hyundai Capital America, 2.60%, 03/19/20(a)	2,000,000	2,007,588
3.00%, 10/30/20(a)	1,000,000	1,011,722

		3,019,310

Banks 7.0%
Bank of America Corp., 4.20%, 08/26/24	1,000,000	1,045,960
4.00%, 01/22/25	1,000,000	1,030,301
Series L, 3.95%, 04/21/25	1,750,000	1,792,420
3.82%, 01/20/28(b)	3,000,000	3,062,646
BNP Paribas SA, 4.38%, 05/12/26(a)	1,500,000	1,555,276
Citigroup, Inc., 4.45%, 09/29/27	2,000,000	2,104,730
4.75%, 05/18/46	1,000,000	1,061,401
Citizens Financial Group, Inc., 3.75%, 07/01/24	1,500,000	1,503,330
4.35%, 08/01/25	2,000,000	2,079,750
Cooperatieve Rabobank UA, 3.38%, 05/21/25	1,000,000	1,035,737
5.75%, 12/01/43	600,000	747,453
HSBC Holdings plc, 4.38%, 11/23/26	2,000,000	2,101,148
Huntington Bancshares, Inc., 7.00%, 12/15/20	500,000	571,258
2.30%, 01/14/22	1,000,000	989,248
ING Groep NV, 3.95%, 03/29/27	2,000,000	2,095,020
JPMorgan Chase & Co.,
Series 1, 7.90%, 04/30/18(f)	1,000,000	1,037,500
3.88%, 09/10/24	500,000	518,634
4.95%, 06/01/45	1,500,000	1,688,547
National City Corp., 6.88%, 05/15/19	1,000,000	1,085,890
Nordea Bank AB, 2.25%, 05/27/21(a)	4,000,000	3,988,040
PNC Bank NA, 2.70%, 11/01/22	1,418,000	1,422,064
SunTrust Bank, 3.30%, 05/15/26	1,600,000	1,581,550
UBS Group Funding Switzerland AG, 2.65%, 02/01/22(a)	6,000,000	5,997,732

		40,095,635

Beverages 1.6%
Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23	1,000,000	1,037,620
3.65%, 02/01/26	3,000,000	3,102,960
4.90%, 02/01/46	1,000,000	1,123,069
Dr Pepper Snapple Group, Inc., 3.40%, 11/15/25	1,000,000	1,020,979
Molson Coors Brewing Co., 3.00%, 07/15/26	2,000,000	1,946,364
Pernod Ricard SA, 3.25%, 06/08/26(a)	1,000,000	1,003,730

		9,234,722

Biotechnology 1.3%
AbbVie, Inc., 2.50%, 05/14/20	1,000,000	1,015,722
2.30%, 05/14/21	1,500,000	1,501,040
2.90%, 11/06/22	1,000,000	1,018,530
3.60%, 05/14/25	1,000,000	1,030,600

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Biotechnology (continued)
AbbVie, Inc., (continued) 3.20%, 05/14/26	$1,000,000	$999,552
Celgene Corp., 2.88%, 08/15/20	1,000,000	1,025,879
4.63%, 05/15/44	650,000	699,787

		7,291,110

Capital Markets 1.0%
FMR LLC, 7.49%, 06/15/19(a)	1,750,000	1,925,024
5.35%, 11/15/21(a)	785,000	860,959
4.95%, 02/01/33(a)	1,000,000	1,106,159
Morgan Stanley, 3.95%, 04/23/27	1,000,000	1,018,191
3.59%, 07/22/28(b)	1,000,000	1,001,580

		5,911,913

Chemicals 1.0%
Agrium, Inc., 3.50%, 06/01/23	750,000	771,730
3.38%, 03/15/25	750,000	751,564
5.25%, 01/15/45	1,250,000	1,416,156
Ashland LLC, 4.75%, 08/15/22	1,000,000	1,046,250
Cytec Industries, Inc., 3.95%, 05/01/25	600,000	606,094
Solvay Finance America LLC, 3.40%, 12/03/20(a)	1,000,000	1,036,721

		5,628,515

Commercial Services & Supplies 0.2%
Clean Harbors, Inc., 5.13%, 06/01/21	200,000	204,000
Waste Management, Inc., 3.13%, 03/01/25	1,000,000	1,016,429

		1,220,429

Consumer Finance 1.5%
Ford Motor Credit Co. LLC, 2.94%, 01/08/19	2,000,000	2,028,428
3.16%, 08/04/20	2,000,000	2,045,160
3.10%, 05/04/23	2,000,000	1,984,120
3.81%, 01/09/24	1,250,000	1,272,259
Hyundai Capital Services, Inc., 3.50%, 09/13/17(a)	1,000,000	1,001,920

		8,331,887

Diversified Financial Services 1.6%
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	1,429,000	1,444,348
HERO Funding Trust,
Series 2015-3, 4.28%, 09/20/41	2,281,512	2,387,657
Shell International Finance BV, 4.38%, 05/11/45	2,000,000	2,120,934
Siemens Financieringsmaatschappij NV, 2.90%, 05/27/22(a)	2,000,000	2,051,846
3.25%, 05/27/25(a)	1,000,000	1,023,394

		9,028,179

Diversified Telecommunication Services 2.8%
AT&T, Inc., 3.60%, 02/17/23	3,000,000	3,103,281
3.40%, 05/15/25	3,000,000	2,955,321
3.90%, 08/14/27	3,000,000	2,996,850
CCO Holdings LLC, 5.13%, 02/15/23	500,000	517,500
5.75%, 02/15/26(a)	600,000	645,000
5.13%, 05/01/27(a)	2,000,000	2,067,500
Qwest Corp., 6.88%, 09/15/33	850,000	841,159
Verizon Communications, Inc., 5.15%, 09/15/23	500,000	556,291
3.50%, 11/01/24	2,500,000	2,522,328

		16,205,230

Electric Utilities 3.3%
Appalachian Power Co., 3.40%, 06/01/25	1,000,000	1,028,058
Duke Energy Corp., 3.55%, 09/15/21	2,000,000	2,087,578
Emera US Finance LP, 3.55%, 06/15/26	1,250,000	1,267,709
ITC Holdings Corp., 3.65%, 06/15/24	3,000,000	3,103,317
Kansas City Power & Light Co., Series 09A, 7.15%, 04/01/19	1,000,000	1,087,050
Pacific Gas & Electric Co., 2.95%, 03/01/26	1,000,000	1,001,417
PPL Capital Funding, Inc., 3.10%, 05/15/26	2,000,000	1,976,690
Public Service Co. of Colorado, 2.90%, 05/15/25	3,000,000	2,981,871
Southern California Edison Co., 1.85%, 02/01/22	1,214,286	1,202,473
Southern Co. (The), 2.35%, 07/01/21	1,500,000	1,495,819
Southwestern Electric Power Co., Series J, 3.90%, 04/01/45	750,000	737,164
Xcel Energy, Inc., 3.30%, 06/01/25	1,000,000	1,015,431

		18,984,577

Electrical Equipment 0.3%
Eaton Corp., 8.88%, 06/15/19	1,000,000	1,113,505
Sensata Technologies BV, 5.00%, 10/01/25(a)	315,000	331,538

		1,445,043

Energy Equipment & Services 0.8%
Helmerich & Payne International Drilling Co., 4.65%, 03/15/25	1,750,000	1,858,625
Schlumberger Holdings Corp., 4.00%, 12/21/25(a)	1,250,000	1,323,286
SESI LLC, 6.38%, 05/01/19	200,000	199,500
Transocean, Inc., 8.37%, 12/15/21(e)	1,000,000	1,057,500

		4,438,911

Equity Real Estate Investment Trusts (REITs) 1.4%
AvalonBay Communities, Inc., 3.45%, 06/01/25	1,000,000	1,024,641

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Equity Real Estate Investment Trusts (REITs) (continued)
CoreCivic, Inc., 4.13%, 04/01/20	$200,000	$205,000
Kite Realty Group LP, 4.00%, 10/01/26	1,250,000	1,189,627
Piedmont Operating Partnership LP, 3.40%, 06/01/23	1,500,000	1,481,188
4.45%, 03/15/24	2,500,000	2,570,783
WEA Finance LLC, 2.70%, 09/17/19(a)	1,500,000	1,514,924

		7,986,163

Food & Staples Retailing 0.9%
CVS Pass-Through Trust, 7.51%, 01/10/32(a)	3,165,118	3,932,083
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	500,000	508,990
Wal-Mart Stores, Inc., 5.63%, 04/15/41	755,000	980,547

		5,421,620

Food Products 2.2%
Conagra Brands, Inc., 4.95%, 08/15/20	836,000	884,236
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(a)	1,000,000	1,037,748
JM Smucker Co. (The), 3.50%, 03/15/25	2,500,000	2,577,117
Kraft Heinz Foods Co., 5.38%, 02/10/20	1,000,000	1,079,852
2.80%, 07/02/20	3,000,000	3,059,385
3.95%, 07/15/25	1,000,000	1,033,455
Tyson Foods, Inc., 2.65%, 08/15/19	850,000	862,416
3.95%, 08/15/24	1,750,000	1,856,062

		12,390,271

Health Care Equipment & Supplies 1.2%
CR Bard, Inc., 3.00%, 05/15/26	3,000,000	3,023,688
Liberty Property LP, 3.38%, 06/15/23	1,000,000	1,014,601
3.75%, 04/01/25	2,000,000	2,045,892
Medtronic, Inc., 3.50%, 03/15/25	1,000,000	1,048,319

		7,132,500

Health Care Providers & Services 0.6%
Express Scripts Holding Co., 3.30%, 02/25/21	2,000,000	2,060,530
4.75%, 11/15/21	500,000	547,367
HCA, Inc., 6.50%, 02/15/20	500,000	546,250

		3,154,147

Household Durables 0.9%
Newell Brands, Inc., 3.85%, 04/01/23	1,000,000	1,060,504
5.00%, 11/15/23	560,000	600,503
4.20%, 04/01/26	3,000,000	3,209,352

		4,870,359

Industrial Conglomerates 0.1%
General Electric Co., 4.65%, 10/17/21	358,000	394,152

Insurance 2.9%
Five Corners Funding Trust, 4.42%, 11/15/23(a)	3,250,000	3,533,565
Liberty Mutual Group, Inc., 4.95%, 05/01/22(a)	850,000	933,499
Metropolitan Life Global Funding I, 2.00%, 04/14/20(a)	3,500,000	3,495,093
3.45%, 12/18/26(a)	3,000,000	3,096,636
Nuveen Finance LLC, 4.13%, 11/01/24(a)	4,405,000	4,638,778
Oil Insurance Ltd., 4.28%, 09/01/16(a)(f)	1,000,000	905,000

		16,602,571

IT Services 0.4%
Visa, Inc., 3.15%, 12/14/25	2,500,000	2,558,150

Media 1.6%
21st Century Fox America, Inc., 3.70%, 10/15/25	1,000,000	1,034,001
CBS Corp., 3.50%, 01/15/25	500,000	508,248
Charter Communications Operating LLC, 4.91%, 07/23/25	2,500,000	2,686,510
Comcast Corp., 3.38%, 08/15/25	3,000,000	3,100,662
Discovery Communications LLC, 4.90%, 03/11/26	1,500,000	1,602,219

		8,931,640

Metals & Mining 0.2%
Anglo American Capital plc, 9.38%, 04/08/19(a)	550,000	614,454
Compass Minerals International, Inc., 4.88%, 07/15/24(a)	500,000	492,500

		1,106,954

Multiline Retail 0.4%
Dollar Tree, Inc., 5.75%, 03/01/23	2,000,000	2,117,500

Multi-Utilities 2.1%
Black Hills Corp., 2.50%, 01/11/19	2,000,000	2,015,134
3.95%, 01/15/26	1,000,000	1,037,052
3.15%, 01/15/27	1,000,000	973,380
San Diego Gas & Electric Co., 2.50%, 05/15/26	2,000,000	1,942,526
Southern Co. Gas Capital Corp., 3.88%, 11/15/25	1,250,000	1,287,619
3.25%, 06/15/26	2,000,000	1,978,490
WEC Energy Group, Inc., 3.55%, 06/15/25	2,500,000	2,587,590

		11,821,791

Oil, Gas & Consumable Fuels 6.5%
Anadarko Petroleum Corp., 6.95%, 06/15/19	800,000	865,186
5.55%, 03/15/26(e)	1,500,000	1,683,306

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Baytex Energy Corp., 5.13%, 06/01/21(a)	$200,000	$182,500
Boardwalk Pipelines LP, 5.75%, 09/15/19	750,000	797,535
3.38%, 02/01/23	1,300,000	1,299,515
4.95%, 12/15/24	250,000	266,682
BP Capital Markets plc, 2.24%, 05/10/19	750,000	756,697
3.51%, 03/17/25	2,500,000	2,587,887
Canadian Natural Resources Ltd., 2.95%, 01/15/23	2,000,000	2,003,552
3.85%, 06/01/27	1,750,000	1,768,338
4.95%, 06/01/47	500,000	521,439
Enbridge Energy Partners LP, 7.38%, 10/15/45	2,050,000	2,670,184
Energy Transfer Equity LP, 5.50%, 06/01/27	1,000,000	1,050,000
Energy Transfer LP, 4.20%, 04/15/27	5,000,000	5,021,660
Enterprise Products Operating LLC, 3.70%, 02/15/26	1,000,000	1,027,864
Kinder Morgan Energy Partners LP, 5.00%, 10/01/21	2,000,000	2,159,372
Kinder Morgan, Inc., 5.05%, 02/15/46	700,000	708,233
Marathon Oil Corp., 2.80%, 11/01/22	1,000,000	980,626
3.85%, 06/01/25	3,000,000	2,991,837
MPLX LP, 4.88%, 12/01/24	1,000,000	1,074,322
5.20%, 03/01/47	400,000	413,258
Murphy Oil Corp., 4.70%, 12/01/22	1,000,000	982,500
NGPL PipeCo LLC, 4.38%, 08/15/22(a)	500,000	514,375
Petroleos Mexicanos, 5.63%, 01/23/46	1,500,000	1,377,210
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25	2,000,000	2,224,440
4.20%, 03/15/28	500,000	507,865
Spectra Energy Partners LP, 4.60%, 06/15/21	500,000	530,320
WPX Energy, Inc., 6.00%, 01/15/22	200,000	205,500

		37,172,203

Pharmaceuticals 1.7%
Allergan Funding SCS, 3.85%, 06/15/24	500,000	525,342
3.80%, 03/15/25	1,500,000	1,559,295
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	2,000,000	1,974,996
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21	2,000,000	1,971,822
2.80%, 07/21/23	1,500,000	1,472,198
3.15%, 10/01/26(e)	1,500,000	1,435,344
Valeant Pharmaceuticals International, Inc., 6.38%, 10/15/20(a)	500,000	486,250

		9,425,247

Road & Rail 0.5%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/25	1,000,000	1,016,986
4.90%, 04/01/44	250,000	291,917
4.15%, 04/01/45	1,000,000	1,048,520
Union Pacific Corp., 2.75%, 04/15/23	750,000	762,890

		3,120,313

Semiconductors & Semiconductor Equipment 1.0%
Intel Corp., 2.60%, 05/19/26	2,000,000	1,955,044
QUALCOMM, Inc., 2.60%, 01/30/23	4,000,000	4,023,740

		5,978,784

Software 1.0%
Microsoft Corp., 3.30%, 02/06/27	3,000,000	3,102,060
Open Text Corp., 5.63%, 01/15/23(a)	500,000	525,000
Oracle Corp., 2.40%, 09/15/23	2,000,000	1,989,236

		5,616,296

Specialty Retail 0.1%
L Brands, Inc., 5.63%, 02/15/22	500,000	523,750

Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc., 2.85%, 02/23/23	1,500,000	1,538,064
3.00%, 02/09/24	1,750,000	1,789,340
2.45%, 08/04/26	1,000,000	962,062
Digital Equipment Corp., 7.75%, 04/01/23	825,000	902,341

		5,191,807

Textiles, Apparel & Luxury Goods 0.1%
PVH Corp., 4.50%, 12/15/22	500,000	513,750

Thrifts & Mortgage Finance 0.9%
BPCE SA, 5.70%, 10/22/23(a)	3,000,000	3,361,425
4.88%, 04/01/26(a)	750,000	798,054
Santander Bank NA, 8.75%, 05/30/18	750,000	790,217

		4,949,696

Tobacco 0.5%
Altria Group, Inc., 4.00%, 01/31/24	750,000	804,103
Reynolds American, Inc., 4.45%, 06/12/25	2,000,000	2,150,452

		2,954,555

Wireless Telecommunication Services 0.2%
Rogers Communications, Inc., 3.63%, 12/15/25	1,250,000	1,282,950

Total Corporate Bonds (cost $292,364,522)		298,538,324

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Fund (Continued)

Mortgage-Backed Securities 7.7%

	Principal Amount	Market Value
FHLMC Gold Pool Pool# E01443, 3.50%, 07/01/18	$46,891	$48,983
FNMA Pool
Pool# 386905 5.00%, 04/01/19	745,516	777,707
Pool# AM7838 3.56%, 02/01/35	2,402,524	2,508,176
Pool# AS4479 3.50%, 02/01/45	2,312,639	2,382,579
Pool# AM9070 3.77%, 08/01/45	2,995,000	2,981,348
Pool# AS8115 3.00%, 10/01/46	6,886,247	6,900,743
Pool# BC9003 3.00%, 11/01/46	13,587,835	13,616,433
Pool# AS8483 3.00%, 12/01/46	14,567,281	14,597,941

Total Mortgage-Backed Securities (cost $44,361,522)		43,813,910

Municipal Bonds 0.4%

	Principal Amount	Market Value

California 0.3%
Northern California Power Agency, RB, Series B, 7.31%, 06/01/40	500,000	682,345
State of California, GO, 5.70%, 11/01/21	750,000	853,792

		1,536,137

District of Columbia 0.1%
Metropolitan Washington Airports Authority, RB, Series D, 7.46%, 10/01/46	600,000	866,880

Total Municipal Bonds (cost $2,129,731)		2,403,017

U.S. Treasury Obligation 6.5%

	Principal Amount	Market Value
U.S. Treasury Note, 2.00%, 05/31/24	37,000,000	36,786,103

Total U.S. Treasury Obligation (cost $36,902,668)		36,786,103

Short-Term Investment 0.0%†

	Shares	Market Value

Money Market Fund 0.0%†
Fidelity Investments Money Market Government Fund — Institutional Class, 0.91%,(g)(h)	322,945	322,945

Total Short-Term Investment (cost $322,945)		322,945

Repurchase Agreement 0.7%

	Principal Amount	Market Value
Royal Bank of Canada, 1.02%, dated 07/31/17, due 08/01/17, repurchase price $3,808,510, collateralized by U.S. Treasury Notes, ranging from 1.75% — 2.00%, maturing 10/31/20 — 04/30/24; total market value $3,884,582.(h)	3,808,402	3,808,402

Total Repurchase Agreement (cost $3,808,402)		3,808,402

Total Investments (cost $563,034,652) (i) — 100.0%		569,574,165
Liabilities in excess of other assets — 0.0%†		(187,836)

NET ASSETS — 100.0%		$569,386,329

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2017 was $161,474,677 which represents 28.36% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2017. The maturity date represents the actual maturity date.
(c)	Fair valued security.
(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2017.
(e)	The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $4,002,799, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $322,945 and $3,808,402, respectively, a total value of $4,131,347.
(f)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2017. The maturity date reflects the next call date.
(g)	Represents 7-day effective yield as of July 31, 2017.
(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2017 was $4,131,347.
(i)	At July 31, 2017, the tax basis cost of the Fund’s investments was $563,073,674, tax unrealized appreciation and depreciation were $8,609,428 and $(2,108,937), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AG	Stock Corporation
BV	Private Limited Liability Company
DAC	Designated Activity Company
ETC	Equity Trust Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
plc	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Fund (Continued)

RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SA	Stock Company
SAB de CV	Public Traded Company
SCS	Limited Partnership

At July 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
320	U.S. Treasury 2 Year Note	09/29/17	$69,230,000	$(25,673)
349	U.S. Treasury Long Bond	09/20/17	53,386,094	150,372

			$122,616,094	$124,699

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(554)	U.S. Treasury 10 Year Note	09/20/17	$69,743,406	$5,958
(580)	U.S. Treasury 5 Year Note	09/29/17	68,526,094	(32,766)

			$138,269,500	$(26,808)

At July 31, 2017, the Fund has $399,075 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2(a)	Level 3(a)	Total
Assets:
Asset-Backed Securities
Airlines	$—	$16,706,343	$—	$16,706,343
Automobiles	—	24,727,691	—	24,727,691
Credit Card	—	35,620,478	—	35,620,478
Other	—	45,852,826	12,823,824	58,676,650

Total Asset-Backed Securities	$—	$122,907,338	$12,823,824	$135,731,162

Collateralized Mortgage Obligations	—	14,677,198	—	14,677,198
Commercial Mortgage-Backed Securities	—	33,493,104	—	33,493,104
Corporate Bonds	—	298,538,324	—	298,538,324
Futures Contracts	156,330	—	—	156,330
Mortgage-Backed Securities	—	43,813,910	—	43,813,910
Municipal Bonds	—	2,403,017	—	2,403,017
Repurchase Agreement	—	3,808,402	—	3,808,402
Short-Term Investment	322,945	—	—	322,945
U.S. Treasury Obligation	—	36,786,103	—	36,786,103

Total Assets	$479,275	$556,427,396	$12,823,824	$569,730,495

Liabilities:
Futures Contracts	$(58,439)	$—	$—	$(58,439)

Total Liabilities	$(58,439)	$—	$—	$(58,439)

Total	$420,836	$556,427,396	$12,823,824	$569,672,056

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended July 31, 2017, there were three transfers of asset-backed securities from Level 2 to Level 3. The market value at the time of the transfer and at July 31, 2017, was $13,517,829 and $12,823,824, respectively. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. During the period, the FVC determined a fair value for these holdings, resulting in a Level 3 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Asset-Backed Securities	Total
Balance as of 10/31/16	$—	$—
Accrued Accretion/(Amortization)	198	198
Realized Gain/(Loss)	2,359	2,359
Change in Unrealized Appreciation/(Depreciation)	(101,119)	(101,119)
Purchases*	—	—
Sales	(595,443)	(595,443)
Transfer Into Level 3	13,517,829	13,517,829
Transfers Out of Level 3	—	—

Balance as of 07/31/17	$12,823,824	$12,823,824

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 07/31/17	$(101,119)	$(101,119)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2017

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$156,330

Total		$156,330

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(58,439)

Total		$(58,439)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund

Asset-Backed Securities 0.5%

	Principal Amount	Market Value
Airlines 0.1%
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 01/15/23	$182,370	$195,798
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	219,310	232,468

		428,266

Automobiles 0.1%
Carmax Auto Owner Trust, Series 2016-3, Class A3, 1.39%, 05/17/21	1,200,000	1,193,921

Credit Card 0.3%
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 09/16/24	625,000	622,684
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1, 1.75%, 11/19/21	1,500,000	1,500,459
Series 2017-A3, Class A3, 1.92%, 04/07/22	1,000,000	1,003,161

		3,126,304

Total Asset-Backed Securities (cost $4,702,073)		4,748,491

Commercial Mortgage-Backed Securities 1.8%

	Principal Amount	Market Value
BBCMS Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	450,000	470,574
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A4, 4.13%, 11/10/46	650,000	700,102
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500,000	522,883
COMM Mortgage Trust Series 2013-CR12, Class A4, 4.05%, 10/10/46	300,000	321,791
Series 2014-CR16, Class A4, 4.05%, 04/10/47	750,000	802,976
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series K003, Class A5, 5.09%, 03/25/19	100,000	104,336
Series K004, Class A1, 3.41%, 05/25/19	145,209	147,514
Series K006, Class A1, 3.40%, 07/25/19	79,724	81,261
Series K713, Class A2, 2.31%, 03/25/20	500,000	505,539
Series K014, Class A1, 2.79%, 10/25/20	31,416	31,852
Series K020, Class A2, 2.37%, 05/25/22	600,000	605,348
Series K026, Class A2, 2.51%, 11/25/22	200,000	202,185
Series K031, Class A2, 3.30%, 04/25/23(a)	100,000	104,928
Series K033, Class A2, 3.06%, 07/25/23(a)	100,000	103,702
Series K038, Class A1, 2.60%, 10/25/23	158,384	161,368
Series K037, Class A2, 3.49%, 01/25/24	200,000	212,138
Series K038, Class A2, 3.39%, 03/25/24	800,000	844,511
FNMA ACES REMIC Series 2014-M6, Class A2, 2.68%, 05/25/21(a)	150,000	153,507
Series 2014-M2, Class ASV2, 2.78%, 06/25/21(a)	422,886	431,092
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.38%, 05/10/50	750,000	770,789
GS Mortgage Securities Trust, Series 2015-GC28, Class A2, 2.90%, 02/10/48	1,000,000	1,018,219
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.17%, 08/15/46	505,059	538,368
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4, 2.92%, 02/15/46	1,300,000	1,320,992
Series 2013-C10, Class ASB, 3.91%, 07/15/46(a)	1,356,000	1,428,231
Series 2013-C10, Class A5, 4.08%, 07/15/46(a)	250,000	270,029
Series 2014-C17, Class A5, 3.74%, 08/15/47	1,500,000	1,577,170
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A4, 3.59%, 03/15/49	900,000	935,703
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.79%, 09/15/48	1,700,000	1,786,878
WFRBS Commercial Mortgage Trust Series 2013-C11, Class A4, 3.04%, 03/15/45	500,000	511,988
Series 2012-C7, Class A2, 3.43%, 06/15/45	300,000	312,103

Total Commercial Mortgage-Backed Securities (cost $16,940,765)		16,978,077

Corporate Bonds 25.9%

	Principal Amount	Market Value
Aerospace & Defense 0.4%
Boeing Co. (The), 4.88%, 02/15/20	200,000	215,307
2.80%, 03/01/27	500,000	497,656
3.30%, 03/01/35	65,000	62,454
General Dynamics Corp., 3.88%, 07/15/21	150,000	160,213
L3 Technologies, Inc., 4.95%, 02/15/21	250,000	269,505
Lockheed Martin Corp., 3.55%, 01/15/26	500,000	520,215
3.60%, 03/01/35	55,000	54,156
4.07%, 12/15/42	191,000	196,882

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Aerospace & Defense (continued)
Northrop Grumman Corp., 4.75%, 06/01/43	$250,000	$280,202
Raytheon Co., 3.13%, 10/15/20	250,000	260,370
3.15%, 12/15/24	75,000	77,001
Rockwell Collins, Inc., 5.25%, 07/15/19	70,000	74,405
Textron, Inc., 4.30%, 03/01/24	250,000	265,896
United Technologies Corp., 6.13%, 07/15/38	150,000	197,210
4.50%, 06/01/42	250,000	272,454

		3,403,926

Air Freight & Logistics 0.1%
FedEx Corp., 3.25%, 04/01/26	45,000	45,789
3.30%, 03/15/27	70,000	70,729
3.88%, 08/01/42	50,000	48,173
4.55%, 04/01/46	250,000	265,092
United Parcel Service of America, Inc., 8.38%, 04/01/20	82,000	95,691
United Parcel Service, Inc., 6.20%, 01/15/38	205,000	276,355

		801,829

Auto Components 0.0%†
BorgWarner, Inc., 3.38%, 03/15/25(b)	70,000	70,899
Delphi Corp., 4.15%, 03/15/24	150,000	158,583

		229,482

Automobiles 0.1%
Ford Motor Co., 7.45%, 07/16/31	350,000	447,137
General Motors Co., 5.20%, 04/01/45	250,000	249,754

		696,891

Banks 4.5%
Banco Santander SA, 4.25%, 04/11/27	200,000	209,349
Bank of America Corp., 5.63%, 07/01/20	250,000	274,027
5.70%, 01/24/22	250,000	282,987
3.12%, 01/20/23(a)	500,000	508,788
4.10%, 07/24/23	250,000	266,093
4.00%, 01/22/25	500,000	515,150
3.88%, 08/01/25	250,000	260,525
4.45%, 03/03/26	55,000	57,997
3.50%, 04/19/26	145,000	146,536
4.25%, 10/22/26	645,000	671,185
3.25%, 10/21/27	500,000	486,905
Series L, 4.18%, 11/25/27	500,000	516,349
5.88%, 02/07/42	250,000	316,962
Bank of America NA, 2.05%, 12/07/18	1,000,000	1,005,429
Bank of Nova Scotia (The), 1.65%, 06/14/19	250,000	249,430
Barclays Bank plc, 5.14%, 10/14/20	250,000	268,285
Barclays plc, 2.75%, 11/08/19	500,000	506,055
3.65%, 03/16/25	200,000	200,403
5.20%, 05/12/26	250,000	266,628
4.34%, 01/10/28	500,000	520,976
BB&T Corp., 2.45%, 01/15/20	300,000	304,660
BNP Paribas SA, 2.70%, 08/20/18	500,000	505,235
4.25%, 10/15/24	250,000	262,066
Capital One Bank USA NA, 3.38%, 02/15/23	250,000	253,723
Capital One NA, 2.40%, 09/05/19	250,000	251,575
Citigroup, Inc., 2.05%, 12/07/18	250,000	250,970
2.45%, 01/10/20	750,000	756,978
2.65%, 10/26/20	250,000	252,967
2.35%, 08/02/21	500,000	497,545
3.88%, 10/25/23	350,000	367,584
3.75%, 06/16/24	300,000	311,543
3.30%, 04/27/25	155,000	155,707
5.50%, 09/13/25	250,000	281,309
3.70%, 01/12/26	250,000	254,437
4.60%, 03/09/26	105,000	111,353
3.40%, 05/01/26	200,000	199,498
4.30%, 11/20/26	450,000	467,619
3.89%, 01/10/28(a)	350,000	358,490
6.63%, 06/15/32	232,000	294,045
Commonwealth Bank of Australia, 2.30%, 03/12/20	250,000	251,758
Compass Bank, 3.88%, 04/10/25	250,000	250,436
Cooperatieve Rabobank UA, 5.25%, 05/24/41	125,000	152,422
5.75%, 12/01/43	250,000	311,439
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	250,000	255,816
3.80%, 09/15/22	250,000	261,570
4.55%, 04/17/26	250,000	268,026
Discover Bank, 7.00%, 04/15/20	300,000	333,018
4.20%, 08/08/23	250,000	265,995
Fifth Third Bancorp, 2.88%, 07/27/20	250,000	255,827
3.50%, 03/15/22	300,000	313,122
Fifth Third Bank, 1.63%, 09/27/19	250,000	248,799
HSBC Bank USA NA, 5.88%, 11/01/34	498,000	617,555
HSBC Holdings plc, 3.60%, 05/25/23	200,000	207,609
4.25%, 03/14/24	250,000	261,219
4.30%, 03/08/26	200,000	214,559
3.90%, 05/25/26	250,000	260,551
4.38%, 11/23/26	750,000	787,930
Huntington Bancshares, Inc., 3.15%, 03/14/21	250,000	256,187
Industrial & Commercial Bank of China Ltd., 3.23%, 11/13/19	250,000	254,572
Intesa Sanpaolo SpA, 3.88%, 01/15/19	200,000	204,846
JPMorgan Chase & Co., 2.20%, 10/22/19	500,000	503,161
2.25%, 01/23/20	500,000	503,620
2.75%, 06/23/20	250,000	254,988
2.55%, 03/01/21	250,000	252,146
2.40%, 06/07/21	500,000	501,528
3.38%, 05/01/23	250,000	255,283
3.63%, 05/13/24	350,000	363,354
3.13%, 01/23/25	250,000	250,143
3.30%, 04/01/26	250,000	250,187

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
JPMorgan Chase & Co., (continued) 4.13%, 12/15/26	$250,000	$260,651
3.78%, 02/01/28(a)	950,000	975,304
5.60%, 07/15/41	200,000	247,853
4.85%, 02/01/44	250,000	286,472
KeyBank NA, 2.50%, 12/15/19	250,000	253,552
KeyCorp, 5.10%, 03/24/21	150,000	164,639
Korea Development Bank (The), 4.63%, 11/16/21	200,000	216,177
Kreditanstalt fuer Wiederaufbau, 1.00%, 09/07/18	1,500,000	1,493,685
1.75%, 10/15/19	1,000,000	1,003,808
1.63%, 05/29/20	405,000	404,575
2.75%, 09/08/20	550,000	566,907
Landwirtschaftliche Rentenbank, 2.00%, 12/06/21	500,000	501,437
Lloyds Banking Group plc, 4.50%, 11/04/24	250,000	261,301
4.65%, 03/24/26	250,000	263,277
Manufacturers & Traders Trust Co., 2.10%, 02/06/20	500,000	502,309
Mitsubishi UFJ Financial Group, Inc., 3.85%, 03/01/26	250,000	262,054
MUFG Americas Holdings Corp., 3.00%, 02/10/25	250,000	246,840
National Australia Bank Ltd., 3.38%, 01/14/26	250,000	254,633
PNC Bank NA, 2.95%, 01/30/23	350,000	355,005
3.30%, 10/30/24	250,000	256,534
PNC Financial Services Group, Inc. (The), 5.13%, 02/08/20	400,000	431,262
Regions Bank, 2.25%, 09/14/18	250,000	251,158
Royal Bank of Canada, 2.00%, 12/10/18	250,000	251,203
2.15%, 03/06/20	250,000	251,176
2.50%, 01/19/21	250,000	253,116
Royal Bank of Scotland Group plc, 4.80%, 04/05/26	250,000	268,519
Santander Holdings USA, Inc., 2.65%, 04/17/20	150,000	150,565
Santander UK Group Holdings plc, 2.88%, 10/16/20	105,000	106,617
Santander UK plc, 2.38%, 03/16/20	250,000	252,582
Sumitomo Mitsui Banking Corp., 2.45%, 01/16/20	250,000	252,124
Sumitomo Mitsui Financial Group, Inc., 3.78%, 03/09/26	500,000	522,439
Toronto-Dominion Bank (The), 1.45%, 09/06/18	750,000	749,564
US Bancorp, 4.13%, 05/24/21	100,000	107,038
3.15%, 04/27/27	250,000	251,791
US Bank NA, 1.40%, 04/26/19	500,000	497,998
2.13%, 10/28/19	500,000	504,028
Wells Fargo & Co., 2.15%, 01/15/19	500,000	503,408
Series N, 2.15%, 01/30/20	500,000	502,668
3.00%, 01/22/21	500,000	512,546
2.50%, 03/04/21	240,000	241,862
3.00%, 02/19/25	260,000	258,921
3.00%, 04/22/26	250,000	246,050
4.30%, 07/22/27	200,000	212,466
5.38%, 02/07/35	118,000	141,074
5.61%, 01/15/44	483,000	576,792
3.90%, 05/01/45	150,000	149,422
4.90%, 11/17/45	250,000	274,348
4.40%, 06/14/46	100,000	102,717
Wells Fargo Bank NA, 1.75%, 05/24/19	500,000	501,078
Westpac Banking Corp., 1.60%, 08/19/19	750,000	745,927
4.32%, 11/23/31(a)	250,000	257,781

		42,140,282

Beverages 0.9%
Anheuser-Busch Cos. LLC, 5.00%, 03/01/19	164,000	172,042
Anheuser-Busch InBev Finance, Inc., 2.65%, 02/01/21	600,000	610,144
3.65%, 02/01/26	500,000	517,160
4.70%, 02/01/36	350,000	386,945
4.63%, 02/01/44	350,000	379,557
4.90%, 02/01/46	465,000	522,227
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 04/15/20	200,000	216,493
3.75%, 01/15/22	1,000,000	1,061,344
2.50%, 07/15/22	250,000	251,162
4.44%, 10/06/48(c)	130,000	137,165
Coca-Cola Co. (The), 3.15%, 11/15/20	200,000	208,162
3.20%, 11/01/23	400,000	417,337
2.90%, 05/25/27	100,000	100,038
Diageo Investment Corp., 2.88%, 05/11/22	500,000	513,656
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	250,000	257,066
Molson Coors Brewing Co., 1.45%, 07/15/19	250,000	247,786
2.10%, 07/15/21	500,000	494,182
3.50%, 05/01/22	250,000	260,346
3.00%, 07/15/26	95,000	92,453
PepsiCo, Inc., 1.85%, 04/30/20	250,000	251,587
3.13%, 11/01/20	200,000	208,054
3.60%, 03/01/24	250,000	264,589
2.85%, 02/24/26	575,000	575,850
3.45%, 10/06/46	250,000	236,459
Pepsi-Cola Metropolitan Bottling Co., Inc., Series B, 7.00%, 03/01/29	244,000	332,315

		8,714,119

Biotechnology 0.7%
AbbVie, Inc., 2.00%, 11/06/18	500,000	501,802
2.90%, 11/06/22	500,000	509,265
2.85%, 05/14/23	500,000	502,862
3.20%, 05/14/26	185,000	184,917
4.50%, 05/14/35	135,000	143,886
4.30%, 05/14/36	250,000	261,208
4.40%, 11/06/42	75,000	77,622
Amgen, Inc., 3.45%, 10/01/20	200,000	208,751
4.56%, 06/15/48	387,000	413,549
4.66%, 06/15/51	279,000	302,981
Baxalta, Inc., 4.00%, 06/23/25	100,000	105,233
Biogen, Inc., 3.63%, 09/15/22	500,000	525,504
4.05%, 09/15/25	95,000	101,662

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Biotechnology (continued)
Celgene Corp., 3.25%, 08/15/22	$200,000	$206,728
4.63%, 05/15/44	150,000	161,489
5.00%, 08/15/45	250,000	284,264
Gilead Sciences, Inc., 2.05%, 04/01/19	500,000	503,645
4.50%, 04/01/21	100,000	108,142
2.50%, 09/01/23	750,000	746,145
3.70%, 04/01/24	150,000	158,541
3.50%, 02/01/25	145,000	150,142
3.65%, 03/01/26	75,000	78,195
4.50%, 02/01/45	250,000	265,693
4.75%, 03/01/46	150,000	165,210

		6,667,436

Building Products 0.1%
Johnson Controls International plc, 4.25%, 03/01/21	100,000	106,294
3.90%, 02/14/26	125,000	132,680
4.50%, 02/15/47	250,000	267,247

		506,221

Capital Markets 1.6%
Ameriprise Financial, Inc., 5.30%, 03/15/20	100,000	108,277
4.00%, 10/15/23	250,000	269,715
Bank of New York Mellon Corp. (The), 2.30%, 09/11/19	500,000	505,158
2.60%, 08/17/20	200,000	203,549
Series G, 3.00%, 02/24/25	105,000	105,189
Brookfield Finance, Inc., 4.25%, 06/02/26	250,000	258,117
CME Group, Inc., 3.00%, 03/15/25	250,000	252,794
Credit Suisse AG, 2.30%, 05/28/19	250,000	252,257
Credit Suisse USA, Inc., 7.13%, 07/15/32	195,000	269,242
Deutsche Bank AG, 4.10%, 01/13/26	250,000	256,773
Franklin Resources, Inc., 2.80%, 09/15/22	250,000	253,662
Goldman Sachs Group, Inc. (The), 2.55%, 10/23/19	500,000	506,553
Series D, 6.00%, 06/15/20	500,000	552,196
2.63%, 04/25/21	500,000	502,179
5.75%, 01/24/22	250,000	281,704
4.00%, 03/03/24	250,000	262,723
3.50%, 01/23/25	500,000	507,817
3.75%, 05/22/25	350,000	359,911
3.75%, 02/25/26	315,000	322,108
3.50%, 11/16/26	750,000	748,217
6.13%, 02/15/33	200,000	250,271
6.75%, 10/01/37	450,000	590,711
Intercontinental Exchange, Inc., 3.75%, 12/01/25	80,000	84,380
Jefferies Group LLC, 6.88%, 04/15/21	250,000	285,750
4.85%, 01/15/27	500,000	529,382
Moody’s Corp., 4.50%, 09/01/22	100,000	108,465
Morgan Stanley, 2.50%, 01/24/19	350,000	353,262
7.30%, 05/13/19	400,000	436,752
2.65%, 01/27/20	500,000	506,571
2.80%, 06/16/20	230,000	234,162
5.50%, 07/28/21	150,000	166,950
4.10%, 05/22/23	350,000	367,122
4.00%, 07/23/25	155,000	162,625
3.88%, 01/27/26	250,000	258,483
3.13%, 07/27/26	500,000	489,706
4.35%, 09/08/26	250,000	262,331
3.63%, 01/20/27	750,000	758,614
3.95%, 04/23/27	250,000	254,548
7.25%, 04/01/32	226,000	311,212
S&P Global, Inc., 4.40%, 02/15/26	250,000	270,115
State Street Corp., 4.38%, 03/07/21	300,000	322,551
3.30%, 12/16/24	155,000	159,886
TD Ameritrade Holding Corp., 2.95%, 04/01/22	250,000	256,068
3.63%, 04/01/25	250,000	259,908
Thomson Reuters Corp., 3.85%, 09/29/24	250,000	261,477
3.35%, 05/15/26	140,000	141,556
UBS AG, 2.35%, 03/26/20	250,000	252,365

		15,113,364

Chemicals 0.5%
Agrium, Inc., 3.15%, 10/01/22	50,000	51,183
6.13%, 01/15/41	100,000	122,243
Albemarle Corp., 5.45%, 12/01/44	200,000	233,344
Dow Chemical Co. (The), 4.13%, 11/15/21	150,000	161,102
3.50%, 10/01/24	250,000	258,770
4.38%, 11/15/42	150,000	153,703
Eastman Chemical Co., 3.60%, 08/15/22	250,000	260,677
Ecolab, Inc., 2.25%, 01/12/20	135,000	136,370
4.35%, 12/08/21	100,000	108,875
3.25%, 01/14/23	250,000	257,477
EI du Pont de Nemours & Co., 4.90%, 01/15/41	200,000	224,758
Lubrizol Corp. (The), 6.50%, 10/01/34	103,000	137,778
LyondellBasell Industries NV, 6.00%, 11/15/21	400,000	453,673
4.63%, 02/26/55	100,000	101,287
Monsanto Co., 2.75%, 07/15/21	500,000	507,042
2.85%, 04/15/25	250,000	242,469
4.20%, 07/15/34	70,000	71,112
Mosaic Co. (The), 5.45%, 11/15/33	250,000	264,897
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	125,000	147,874
Praxair, Inc., 4.05%, 03/15/21	150,000	159,547
3.20%, 01/30/26	250,000	255,772
Sherwin-Williams Co. (The), 4.50%, 06/01/47	250,000	263,785

		4,573,738

Commercial Services & Supplies 0.1%
Catholic Health Initiatives, 4.35%, 11/01/42	300,000	277,554
Republic Services, Inc., 5.25%, 11/15/21	350,000	389,047
3.20%, 03/15/25	250,000	252,482

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Services & Supplies (continued)
Waste Management, Inc., 3.90%, 03/01/35	$90,000	$92,685

		1,011,768

Communications Equipment 0.1%
Cisco Systems, Inc., 4.95%, 02/15/19	335,000	352,232
5.50%, 01/15/40	250,000	311,391
Harris Corp., 3.83%, 04/27/25	250,000	260,032
4.85%, 04/27/35	55,000	60,592
Motorola Solutions, Inc., 4.00%, 09/01/24	150,000	150,797
7.50%, 05/15/25	144,000	172,083

		1,307,127

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/42	100,000	107,951

Consumer Finance 0.8%
AerCap Ireland Capital DAC, 4.25%, 07/01/20	750,000	788,410
American Express Co., 3.63%, 12/05/24	150,000	154,903
American Honda Finance Corp., 2.25%, 08/15/19	500,000	504,910
Capital One Financial Corp., 2.50%, 05/12/20	500,000	504,466
3.75%, 04/24/24	100,000	103,006
3.75%, 03/09/27	250,000	251,369
Caterpillar Financial Services Corp., 2.75%, 08/20/21	500,000	509,801
Ford Motor Credit Co. LLC, 3.34%, 03/18/21	500,000	512,479
5.88%, 08/02/21	250,000	279,243
3.66%, 09/08/24	250,000	250,809
General Motors Financial Co., Inc., 3.10%, 01/15/19	500,000	507,547
3.15%, 01/15/20	391,000	399,731
4.38%, 09/25/21	100,000	105,802
5.25%, 03/01/26	350,000	379,418
4.00%, 10/06/26	250,000	249,364
HSBC USA, Inc., 2.63%, 09/24/18	250,000	252,602
2.38%, 11/13/19	350,000	353,712
2.75%, 08/07/20	250,000	255,058
John Deere Capital Corp., 1.95%, 01/08/19	250,000	251,431
2.65%, 01/06/22	140,000	142,771
Synchrony Financial, 4.50%, 07/23/25	190,000	197,765
Toyota Motor Credit Corp., 2.10%, 01/17/19	350,000	353,043
2.13%, 07/18/19	350,000	353,285

		7,660,925

Containers & Packaging 0.0%†
International Paper Co., 4.80%, 06/15/44	250,000	266,954

Diversified Consumer Services 0.1%
Massachusetts Institute of Technology, 4.68%, 07/01/14	200,000	215,549
President & Fellows of Harvard College, 3.15%, 07/15/46	50,000	47,408
3.30%, 07/15/56	100,000	95,193
Princeton University, 5.70%, 03/01/39	200,000	270,212

		628,362

Diversified Financial Services 0.5%
AXA Financial, Inc., 7.00%, 04/01/28	92,000	118,162
Bank One Corp., 8.00%, 04/29/27	202,000	269,524
Berkshire Hathaway, Inc., 3.13%, 03/15/26	500,000	509,525
Boeing Capital Corp., 4.70%, 10/27/19	250,000	266,441
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	206,000	208,213
4.42%, 11/15/35	582,000	630,105
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/32	111,000	164,276
Shell International Finance BV, 1.38%, 09/12/19	1,000,000	994,951
4.13%, 05/11/35	150,000	157,635
6.38%, 12/15/38	250,000	335,264
4.55%, 08/12/43	250,000	270,714
4.00%, 05/10/46	150,000	151,469
Voya Financial, Inc., 3.65%, 06/15/26	350,000	352,556

		4,428,835

Diversified Telecommunication Services 1.2%
AT&T, Inc., 2.38%, 11/27/18	300,000	302,359
2.45%, 06/30/20	750,000	755,745
3.80%, 03/15/22	500,000	522,759
3.95%, 01/15/25	350,000	358,144
4.13%, 02/17/26	250,000	256,157
4.25%, 03/01/27	250,000	257,069
4.50%, 05/15/35	310,000	301,898
5.25%, 03/01/37	500,000	523,338
5.35%, 09/01/40	275,000	289,113
4.30%, 12/15/42	267,000	245,149
4.80%, 06/15/44	150,000	145,153
4.75%, 05/15/46	250,000	240,067
4.50%, 03/09/48	410,000	378,167
British Telecommunications plc, 9.12%, 12/15/30	191,000	292,030
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	106,000	157,594
Orange SA, 1.63%, 11/03/19	500,000	497,325
9.00%, 03/01/31(d)	133,000	202,400
Telefonica Emisiones SAU, 5.46%, 02/16/21	500,000	551,855
4.57%, 04/27/23	200,000	219,725
4.10%, 03/08/27	500,000	523,056
Verizon Communications, Inc., 2.95%, 03/15/22	258,000	260,641
3.50%, 11/01/24	500,000	504,466
4.13%, 03/16/27	1,000,000	1,028,191
4.40%, 11/01/34	500,000	491,061
4.81%, 03/15/39	269,000	269,421
3.85%, 11/01/42	250,000	214,054
6.55%, 09/15/43	750,000	917,766
4.52%, 09/15/48	250,000	232,246
5.01%, 04/15/49	95,000	94,675

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc., (continued)
5.01%, 08/21/54	$150,000	$145,968

		11,177,592

Electric Utilities 1.3%
Appalachian Power Co., Series X, 3.30%, 06/01/27	750,000	766,165
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	200,000	229,539
DTE Electric Co., 3.65%, 03/15/24	250,000	261,427
3.70%, 03/15/45	180,000	178,607
Duke Energy Carolinas LLC, 4.30%, 06/15/20	500,000	533,821
Duke Energy Corp., 3.05%, 08/15/22	200,000	205,166
3.75%, 04/15/24	250,000	263,569
2.65%, 09/01/26	500,000	483,781
Duke Energy Florida LLC, 5.90%, 03/01/33	247,000	300,404
Duke Energy Indiana LLC, 3.75%, 07/15/20	100,000	104,746
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	51,000	57,657
3.70%, 06/15/46	250,000	246,641
Emera US Finance LP, 3.55%, 06/15/26	250,000	253,542
Entergy Corp., 5.13%, 09/15/20	300,000	324,075
4.00%, 07/15/22	200,000	212,343
Eversource Energy, Series H, 3.15%, 01/15/25	125,000	125,766
Exelon Corp., 3.50%, 06/01/22	500,000	517,713
5.63%, 06/15/35	250,000	296,324
FirstEnergy Corp., Series B, 4.25%, 03/15/23	500,000	531,999
Florida Power & Light Co., 5.65%, 02/01/37	200,000	250,892
4.05%, 10/01/44	250,000	265,406
Georgia Power Co., 4.30%, 03/15/42	250,000	263,113
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	106,692
Hydro-Quebec, 8.40%, 01/15/22	153,000	188,899
8.88%, 03/01/26	109,000	151,377
Iberdrola International BV, 5.81%, 03/15/25	82,000	93,108
Kansas City Power & Light Co., 3.65%, 08/15/25	100,000	102,298
MidAmerican Energy Co., 5.80%, 10/15/36	200,000	251,880
Nevada Power Co., 5.45%, 05/15/41	100,000	118,473
Northern States Power Co., 4.00%, 08/15/45	85,000	88,824
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42	150,000	180,887
Pacific Gas & Electric Co., 3.25%, 06/15/23	500,000	518,220
2.95%, 03/01/26	250,000	250,354
5.80%, 03/01/37	150,000	192,227
6.25%, 03/01/39	100,000	131,363
PacifiCorp, 5.25%, 06/15/35	123,000	144,824
PPL Capital Funding, Inc., 5.00%, 03/15/44	250,000	281,995
Progress Energy, Inc., 7.75%, 03/01/31	164,000	232,859
Public Service Co. of Colorado, 3.60%, 09/15/42	200,000	195,108
Public Service Electric & Gas Co., 3.95%, 05/01/42	200,000	207,886
South Carolina Electric & Gas Co., 6.05%, 01/15/38	200,000	243,198
Southern California Edison Co., Series B, 2.40%, 02/01/22	250,000	251,276
6.00%, 01/15/34	123,000	157,051
4.00%, 04/01/47	250,000	263,408
Southern Co. (The), 2.75%, 06/15/20	300,000	304,603
3.25%, 07/01/26	210,000	209,019
4.40%, 07/01/46	250,000	260,671
Virginia Electric & Power Co., Series B, 4.20%, 05/15/45	120,000	126,270
Wisconsin Electric Power Co., 2.95%, 09/15/21	250,000	256,922
5.63%, 05/15/33	41,000	48,946
Xcel Energy, Inc., 6.50%, 07/01/36	123,000	162,543

		12,393,877

Electrical Equipment 0.0%†
Eaton Corp., 2.75%, 11/02/22	250,000	253,127
4.00%, 11/02/32	150,000	157,936
Emerson Electric Co., 6.00%, 08/15/32	57,000	71,764

		482,827

Electronic Equipment, Instruments & Components 0.1%
Arrow Electronics, Inc., 4.50%, 03/01/23	100,000	106,155
Avnet, Inc., 5.88%, 06/15/20	250,000	270,279
Corning, Inc., 2.90%, 05/15/22	365,000	370,256
Tyco Electronics Group SA, 3.50%, 02/03/22	150,000	156,812

		903,502

Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC, 3.20%, 08/15/21	250,000	258,409
Halliburton Co., 3.80%, 11/15/25	400,000	412,775
6.70%, 09/15/38	250,000	323,172
National Oilwell Varco, Inc., 3.95%, 12/01/42	100,000	83,710

		1,078,066

Equity Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp., 2.80%, 06/01/20	250,000	254,295
5.05%, 09/01/20	400,000	433,068
4.40%, 02/15/26	25,000	26,526
AvalonBay Communities, Inc., 3.45%, 06/01/25	100,000	102,464
Boston Properties LP, 2.75%, 10/01/26	500,000	476,106
CBL & Associates LP, 4.60%, 10/15/24(b)	250,000	233,008
Crown Castle International Corp., 3.70%, 06/15/26	280,000	283,658

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Equity Real Estate Investment Trusts (REITs) (continued)
Digital Realty Trust LP, 5.25%, 03/15/21	$250,000	$272,136
Duke Realty LP, 3.88%, 10/15/22	250,000	262,777
ERP Operating LP, 2.85%, 11/01/26	500,000	486,022
HCP, Inc., 3.40%, 02/01/25	500,000	499,670
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23	100,000	102,686
Series E, 4.00%, 06/15/25	190,000	194,830
Omega Healthcare Investors, Inc., 4.50%, 04/01/27	250,000	251,065
Realty Income Corp., 4.65%, 08/01/23	250,000	271,362
Simon Property Group LP, 2.20%, 02/01/19	750,000	755,827
4.75%, 03/15/42	250,000	267,453
Ventas Realty LP, 4.75%, 06/01/21	100,000	107,454
4.25%, 03/01/22	250,000	265,173
Welltower, Inc., 5.25%, 01/15/22	300,000	331,281
Weyerhaeuser Co., 7.38%, 03/15/32	250,000	346,323

		6,223,184

Food & Staples Retailing 0.4%
Costco Wholesale Corp., 2.25%, 02/15/22	85,000	85,408
CVS Health Corp., 3.50%, 07/20/22	500,000	522,627
2.88%, 06/01/26	500,000	486,083
4.88%, 07/20/35	250,000	277,833
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	250,000	291,177
Kroger Co. (The), 4.00%, 02/01/24	350,000	366,816
7.50%, 04/01/31	178,000	237,788
Sysco Corp., 3.75%, 10/01/25	75,000	78,249
3.30%, 07/15/26	130,000	130,730
5.38%, 09/21/35	74,000	86,375
Walgreen Co., 3.10%, 09/15/22	150,000	153,231
Walgreens Boots Alliance, Inc., 3.45%, 06/01/26	55,000	55,125
4.50%, 11/18/34	155,000	161,329
Wal-Mart Stores, Inc., 7.55%, 02/15/30	82,000	120,249
5.25%, 09/01/35	242,000	297,847
6.20%, 04/15/38	198,000	270,927
5.63%, 04/15/41	150,000	194,810
4.75%, 10/02/43	200,000	234,990

		4,051,594

Food Products 0.4%
Archer-Daniels-Midland Co., 2.50%, 08/11/26	500,000	481,010
Campbell Soup Co., 4.25%, 04/15/21	100,000	106,917
Conagra Brands, Inc., 7.00%, 10/01/28	154,000	195,367
General Mills, Inc., 2.20%, 10/21/19	500,000	504,236
3.15%, 12/15/21	200,000	206,512
JM Smucker Co. (The), 4.25%, 03/15/35	200,000	209,677
Kellogg Co., 3.25%, 04/01/26	40,000	40,043
Kraft Heinz Foods Co., 3.50%, 06/06/22	500,000	519,947
3.00%, 06/01/26	60,000	57,786
6.88%, 01/26/39	138,000	178,686
5.20%, 07/15/45	150,000	162,633
4.38%, 06/01/46	250,000	242,913
Mead Johnson Nutrition Co., 4.13%, 11/15/25	110,000	119,302
Tyson Foods, Inc., 4.50%, 06/15/22	250,000	272,469
Unilever Capital Corp., 2.00%, 07/28/26	250,000	231,336
5.90%, 11/15/32	144,000	189,564

		3,718,398

Gas Utilities 0.1%
Atmos Energy Corp., 4.13%, 10/15/44	200,000	211,751
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	212,000	224,038
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/20	335,000	340,469
National Fuel Gas Co., 3.75%, 03/01/23	250,000	254,163

		1,030,421

Health Care Equipment & Supplies 0.4%
Abbott Laboratories, 3.25%, 04/15/23	200,000	204,870
3.88%, 09/15/25	45,000	46,595
3.75%, 11/30/26	750,000	773,862
5.30%, 05/27/40	250,000	282,596
Baxter International, Inc., 2.60%, 08/15/26	230,000	219,979
Becton Dickinson and Co., 3.13%, 11/08/21	250,000	255,610
3.30%, 03/01/23	250,000	252,587
4.67%, 06/06/47	250,000	261,814
Boston Scientific Corp., 2.65%, 10/01/18	250,000	252,392
Medtronic, Inc., 3.15%, 03/15/22	135,000	140,757
3.63%, 03/15/24	200,000	211,073
4.38%, 03/15/35	250,000	276,901
4.63%, 03/15/45	250,000	283,473
Stryker Corp., 3.38%, 11/01/25	80,000	82,263
3.50%, 03/15/26	35,000	36,234
4.63%, 03/15/46	200,000	221,056
Zimmer Biomet Holdings, Inc., 3.38%, 11/30/21	150,000	154,040
4.25%, 08/15/35	48,000	47,306

		4,003,408

Health Care Providers & Services 0.6%
Aetna, Inc., 2.80%, 06/15/23	250,000	252,755
6.63%, 06/15/36	250,000	334,608
AmerisourceBergen Corp., 4.25%, 03/01/45	100,000	100,290
Anthem, Inc., 3.50%, 08/15/24	250,000	258,701
4.65%, 08/15/44	250,000	272,106
Cardinal Health, Inc., 3.20%, 06/15/22	200,000	206,109
3.75%, 09/15/25	170,000	178,302

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services (continued)
Cigna Corp., 3.25%, 04/15/25	$250,000	$252,597
5.38%, 02/15/42	150,000	181,103
Duke University Health System, Inc., 3.92%, 06/01/47	138,000	140,094
Express Scripts Holding Co., 3.90%, 02/15/22	250,000	262,581
4.50%, 02/25/26	250,000	267,215
4.80%, 07/15/46	350,000	365,254
Humana, Inc., 3.15%, 12/01/22	250,000	255,482
Laboratory Corp. of America Holdings, 3.75%, 08/23/22	200,000	208,132
McKesson Corp., 6.00%, 03/01/41	100,000	123,980
UnitedHealth Group, Inc., 1.63%, 03/15/19	250,000	249,790
2.88%, 12/15/21	500,000	513,031
3.45%, 01/15/27	250,000	259,077
4.63%, 07/15/35	25,000	28,321
5.80%, 03/15/36	417,000	527,893

		5,237,421

Hotels, Restaurants & Leisure 0.1%
Hyatt Hotels Corp., 5.38%, 08/15/21	100,000	109,720
Marriott International, Inc., Series N, 3.13%, 10/15/21	250,000	256,832
McDonald’s Corp., 3.70%, 01/30/26	250,000	261,959
4.88%, 07/15/40	250,000	275,488
4.88%, 12/09/45	250,000	280,583
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	165,154

		1,349,736

Household Durables 0.1%
Newell Brands, Inc., 2.88%, 12/01/19	250,000	255,154
4.20%, 04/01/26	530,000	566,986
Whirlpool Corp., 3.70%, 05/01/25	250,000	259,219

		1,081,359

Household Products 0.1%
Colgate-Palmolive Co., 2.45%, 11/15/21	100,000	101,673
Kimberly-Clark Corp., 2.65%, 03/01/25	55,000	54,189
3.20%, 07/30/46	210,000	189,646
Procter & Gamble Co. (The), 1.90%, 11/01/19	250,000	251,624

		597,132

Independent Power and Renewable Electricity Producers 0.1%
Exelon Generation Co. LLC, 2.95%, 01/15/20	250,000	255,254
5.75%, 10/01/41	150,000	157,106
Southern Power Co., 4.15%, 12/01/25	250,000	263,671

		676,031

Industrial Conglomerates 0.3%
3M Co., 3.00%, 08/07/25	250,000	253,739
5.70%, 03/15/37	50,000	63,432
General Electric Co., 2.20%, 01/09/20	250,000	252,576
5.30%, 02/11/21	72,000	79,709
2.70%, 10/09/22	250,000	255,427
3.38%, 03/11/24	250,000	262,870
6.75%, 03/15/32	106,000	147,042
6.15%, 08/07/37	144,000	190,847
5.88%, 01/14/38	150,000	193,314
6.88%, 01/10/39	100,000	144,524
4.50%, 03/11/44	350,000	387,955
Honeywell International, Inc., 1.85%, 11/01/21	500,000	494,737
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 01/15/19	50,000	50,692
5.75%, 06/15/43	50,000	62,312
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/01/24	250,000	257,519
Koninklijke Philips NV, 5.00%, 03/15/42	200,000	219,789

		3,316,484

Insurance 0.9%
Aflac, Inc., 3.63%, 11/15/24	250,000	263,836
Alleghany Corp., 4.95%, 06/27/22	250,000	274,578
Allstate Corp. (The), 6.50%, 05/15/57(a)	145,000	170,012
American International Group, Inc., 3.30%, 03/01/21	445,000	460,059
3.90%, 04/01/26	240,000	249,120
4.80%, 07/10/45	250,000	270,441
Aon Corp., 5.00%, 09/30/20	400,000	433,660
Aon plc, 3.88%, 12/15/25	600,000	630,823
Arch Capital Finance LLC, 4.01%, 12/15/26	250,000	260,162
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42	150,000	162,712
Brighthouse Financial, Inc., 3.70%, 06/22/27(c)	250,000	247,547
Chubb INA Holdings, Inc., 2.70%, 03/13/23	250,000	253,001
3.35%, 05/03/26	45,000	46,585
4.35%, 11/03/45	250,000	274,939
CNA Financial Corp., 5.75%, 08/15/21	250,000	279,080
Hartford Financial Services Group, Inc. (The), 6.10%, 10/01/41	100,000	129,335
Lincoln National Corp., 4.85%, 06/24/21	50,000	54,198
6.15%, 04/07/36	160,000	193,532
Loews Corp., 4.13%, 05/15/43	100,000	99,657
Manulife Financial Corp., 4.15%, 03/04/26	100,000	106,859
Marsh & McLennan Cos., Inc., 4.80%, 07/15/21	300,000	327,133
MetLife, Inc., 3.12%, 12/15/22	250,000	255,721
5.70%, 06/15/35	86,000	106,424
6.40%, 12/15/36	200,000	231,230
4.60%, 05/13/46	85,000	94,011
Nationwide Financial Services, Inc., 6.75%, 05/15/37(e)	75,000	82,687
Principal Financial Group, Inc., 3.30%, 09/15/22	250,000	257,243

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance (continued)
Progressive Corp. (The), 3.75%, 08/23/21	$150,000	$158,261
6.25%, 12/01/32	113,000	147,674
Prudential Financial, Inc., 5.38%, 06/21/20	250,000	272,680
Series B, 5.75%, 07/15/33	103,000	123,523
6.63%, 06/21/40	200,000	270,385
5.62%, 06/15/43(a)	150,000	164,250
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	108,922
Travelers Property Casualty Corp., 6.38%, 03/15/33	133,000	173,004
Willis Towers Watson plc, 5.75%, 03/15/21	100,000	110,301
WR Berkley Corp., 4.75%, 08/01/44	250,000	253,388
XLIT Ltd., 4.45%, 03/31/25	500,000	520,626

		8,517,599

Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc., 3.30%, 12/05/21	250,000	261,968
4.80%, 12/05/34	250,000	285,829
Expedia, Inc., 5.95%, 08/15/20	150,000	164,316
QVC, Inc., 4.38%, 03/15/23	100,000	102,712

		814,825

Internet Software & Services 0.1%
Alibaba Group Holding Ltd., 3.13%, 11/28/21	200,000	204,823
Alphabet, Inc., 3.63%, 05/19/21	100,000	106,431
eBay, Inc., 3.25%, 10/15/20	100,000	103,407
3.80%, 03/09/22	140,000	147,270

		561,931

IT Services 0.2%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26	80,000	79,434
Computer Sciences Corp., 4.45%, 09/15/22	100,000	106,761
Fidelity National Information Services, Inc., 5.00%, 10/15/25	250,000	281,717
Fiserv, Inc., 4.75%, 06/15/21	200,000	216,535
International Business Machines Corp., 2.90%, 11/01/21	150,000	154,444
3.45%, 02/19/26	250,000	256,528
5.88%, 11/29/32	250,000	316,762
Visa, Inc., 3.15%, 12/14/25	195,000	199,536
4.30%, 12/14/45	350,000	383,898
Western Union Co. (The), 6.20%, 11/17/36	100,000	106,631

		2,102,246

Life Sciences Tools & Services 0.0%†
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	100,000	108,010
PerkinElmer, Inc., 5.00%, 11/15/21	100,000	108,659
Thermo Fisher Scientific, Inc., 3.60%, 08/15/21	250,000	260,949

		477,618

Machinery 0.2%
Caterpillar, Inc., 2.60%, 06/26/22	250,000	253,766
6.05%, 08/15/36	123,000	158,052
3.80%, 08/15/42	97,000	97,459
Deere & Co., 3.90%, 06/09/42	100,000	104,994
Dover Corp., 5.38%, 03/01/41	50,000	60,580
IDEX Corp., 4.20%, 12/15/21	200,000	209,315
Illinois Tool Works, Inc., 4.88%, 09/15/41	200,000	233,215
Parker-Hannifin Corp., 4.20%, 11/21/34	250,000	264,796
Stanley Black & Decker, Inc., 2.90%, 11/01/22	150,000	152,700

		1,534,877

Media 1.1%
21st Century Fox America, Inc., 4.00%, 10/01/23	250,000	264,926
3.70%, 09/15/24	100,000	104,361
3.70%, 10/15/25	250,000	258,500
7.28%, 06/30/28	53,000	68,179
6.55%, 03/15/33	450,000	571,758
CBS Corp., 3.70%, 08/15/24	250,000	258,046
5.50%, 05/15/33	82,000	89,992
Charter Communications Operating LLC, 4.91%, 07/23/25	330,000	354,619
6.83%, 10/23/55	250,000	297,781
Comcast Corp., 3.15%, 03/01/26	250,000	253,056
3.30%, 02/01/27	1,000,000	1,020,094
4.25%, 01/15/33	250,000	267,548
7.05%, 03/15/33	205,000	282,252
4.20%, 08/15/34	150,000	158,336
6.50%, 11/15/35	70,000	93,635
6.95%, 08/15/37	205,000	289,523
Discovery Communications LLC, 3.80%, 03/13/24	500,000	506,970
3.45%, 03/15/25	135,000	131,975
4.90%, 03/11/26	50,000	53,407
Grupo Televisa SAB, 5.00%, 05/13/45	250,000	248,397
NBCUniversal Media LLC, 5.15%, 04/30/20	250,000	272,528
5.95%, 04/01/41	100,000	128,095
Omnicom Group, Inc., 3.63%, 05/01/22	50,000	52,434
3.60%, 04/15/26	250,000	253,655
Time Warner Cable LLC, 5.50%, 09/01/41	250,000	268,934
4.50%, 09/15/42	250,000	235,583
Time Warner, Inc., 2.95%, 07/15/26	750,000	715,069
3.80%, 02/15/27	1,000,000	1,011,014
Viacom, Inc., 3.25%, 03/15/23	400,000	400,314
4.38%, 03/15/43	200,000	176,636
Walt Disney Co. (The), 3.00%, 02/13/26	250,000	252,010
3.70%, 12/01/42	250,000	246,830
3.00%, 07/30/46	60,000	51,585

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
WPP Finance 2010, 4.75%, 11/21/21	$100,000	$109,025
3.75%, 09/19/24	250,000	257,183

		10,004,250

Metals & Mining 0.3%
Barrick Gold Corp., 4.10%, 05/01/23	79,000	85,590
5.25%, 04/01/42	200,000	229,296
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	500,000	536,711
6.42%, 03/01/26	55,000	67,333
Newmont Mining Corp., 5.88%, 04/01/35	164,000	194,322
Nucor Corp., 4.00%, 08/01/23	250,000	266,715
Rio Tinto Alcan, Inc., 5.75%, 06/01/35	144,000	169,319
Rio Tinto Finance USA plc, 2.88%, 08/21/22	25,000	25,566
4.13%, 08/21/42	150,000	155,235
Southern Copper Corp., 6.75%, 04/16/40	100,000	118,103
5.88%, 04/23/45	150,000	165,130
Vale Overseas Ltd., 6.88%, 11/21/36	306,000	340,425
Vale SA, 5.63%, 09/11/42	150,000	148,125

		2,501,870

Multiline Retail 0.1%
Kohl’s Corp., 4.00%, 11/01/21	100,000	103,017
3.25%, 02/01/23	150,000	145,768
Macy’s Retail Holdings, Inc., 6.90%, 04/01/29	50,000	54,214
6.70%, 07/15/34	150,000	155,661
Nordstrom, Inc., 4.00%, 10/15/21	250,000	260,304
Target Corp., 2.50%, 04/15/26	250,000	239,935
6.35%, 11/01/32	154,000	199,873

		1,158,772

Multi-Utilities 0.4%
Ameren Corp., 3.65%, 02/15/26	250,000	256,249
Ameren Illinois Co., 2.70%, 09/01/22	350,000	356,139
Berkshire Hathaway Energy Co., 3.50%, 02/01/25	750,000	776,111
CMS Energy Corp., 3.00%, 05/15/26	250,000	245,948
Consolidated Edison Co. of New York, Inc., 5.70%, 06/15/40	150,000	189,247
3.95%, 03/01/43	250,000	258,626
Dominion Energy, Inc., 5.20%, 08/15/19	100,000	106,440
Series C, 2.00%, 08/15/21	500,000	492,467
3.63%, 12/01/24	250,000	258,013
Series B, 5.95%, 06/15/35	174,000	213,884
NiSource Finance Corp., 5.95%, 06/15/41	150,000	184,660
Puget Energy, Inc., 3.65%, 05/15/25	250,000	250,278
Sempra Energy, 4.05%, 12/01/23	200,000	213,940
6.00%, 10/15/39	100,000	126,780
Southern Co. Gas Capital Corp., 4.40%, 06/01/43	100,000	102,895
WEC Energy Group, Inc., 3.55%, 06/15/25	250,000	258,759

		4,290,436

Oil, Gas & Consumable Fuels 2.4%
Anadarko Petroleum Corp., 5.55%, 03/15/26(b)	250,000	280,551
6.45%, 09/15/36	269,000	320,618
Apache Corp., 3.63%, 02/01/21	250,000	258,396
4.75%, 04/15/43	250,000	254,289
BP Capital Markets plc, 2.32%, 02/13/20	250,000	253,167
4.50%, 10/01/20	100,000	107,666
3.56%, 11/01/21	250,000	262,330
3.06%, 03/17/22	210,000	216,024
3.51%, 03/17/25	250,000	258,789
Buckeye Partners LP, 4.15%, 07/01/23	250,000	260,198
Canadian Natural Resources Ltd., 6.25%, 03/15/38	210,000	249,517
Cenovus Energy, Inc., 5.40%, 06/15/47(c)	250,000	238,857
Chevron Corp., 2.19%, 11/15/19	55,000	55,570
2.36%, 12/05/22	250,000	250,179
2.95%, 05/16/26	250,000	250,575
Columbia Pipeline Group, Inc., 3.30%, 06/01/20	350,000	359,523
ConocoPhillips, 5.90%, 10/15/32	123,000	147,376
6.50%, 02/01/39	200,000	263,655
ConocoPhillips Co., 2.40%, 12/15/22	250,000	248,113
3.35%, 05/15/25(b)	250,000	255,641
4.15%, 11/15/34	145,000	148,182
Devon Energy Corp., 7.95%, 04/15/32	250,000	326,533
Ecopetrol SA, 5.88%, 05/28/45	325,000	304,590
El Paso Natural Gas Co. LLC, 8.37%, 06/15/32	50,000	65,228
Enable Midstream Partners LP, 5.00%, 05/15/44	150,000	144,616
Enbridge Energy Partners LP, 5.20%, 03/15/20	250,000	266,307
5.88%, 10/15/25	250,000	287,656
Enbridge, Inc., 5.50%, 12/01/46	150,000	172,706
Encana Corp., 6.50%, 02/01/38	250,000	292,941
Energy Transfer LP, 4.65%, 06/01/21	100,000	106,117
5.20%, 02/01/22	250,000	271,395
6.05%, 06/01/41	100,000	105,647
6.50%, 02/01/42	250,000	280,400
EnLink Midstream Partners LP, 4.85%, 07/15/26	250,000	263,193
Enterprise Products Operating LLC, 6.13%, 10/15/39	215,000	260,770
4.85%, 08/15/42	150,000	160,012
4.95%, 10/15/54	250,000	263,102
EOG Resources, Inc., 5.63%, 06/01/19	130,000	138,400
4.10%, 02/01/21	200,000	210,760
Exxon Mobil Corp., 3.18%, 03/15/24	350,000	362,130

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp., (continued) 2.71%, 03/06/25	$250,000	$251,668
3.04%, 03/01/26	75,000	76,488
4.11%, 03/01/46	200,000	213,225
Hess Corp., 4.30%, 04/01/27	250,000	248,224
7.30%, 08/15/31	127,000	150,413
Husky Energy, Inc., 3.95%, 04/15/22	200,000	209,855
Kinder Morgan Energy Partners LP, 5.80%, 03/15/35	144,000	154,697
6.38%, 03/01/41	100,000	114,062
Kinder Morgan, Inc., 3.05%, 12/01/19	500,000	509,110
4.30%, 06/01/25	85,000	88,867
5.30%, 12/01/34	200,000	207,191
5.05%, 02/15/46	250,000	252,940
Magellan Midstream Partners LP, 4.25%, 09/15/46	200,000	196,651
Marathon Oil Corp., 6.80%, 03/15/32	82,000	93,829
Marathon Petroleum Corp., 5.13%, 03/01/21	300,000	327,445
6.50%, 03/01/41	100,000	117,590
MPLX LP, 5.50%, 02/15/23	250,000	257,269
4.50%, 07/15/23	250,000	266,641
4.13%, 03/01/27	250,000	253,721
Nexen Energy ULC, 5.88%, 03/10/35	92,000	109,056
6.40%, 05/15/37	250,000	316,313
Noble Energy, Inc., 3.90%, 11/15/24	250,000	257,039
6.00%, 03/01/41	150,000	169,288
Occidental Petroleum Corp., 3.13%, 02/15/22	200,000	206,828
3.40%, 04/15/26	140,000	143,330
3.00%, 02/15/27	500,000	493,549
ONEOK Partners LP, 4.90%, 03/15/25	250,000	269,028
ONEOK, Inc., 4.95%, 07/13/47	250,000	250,720
Petro-Canada, 5.95%, 05/15/35	189,000	225,832
Petroleos Mexicanos, 4.50%, 01/23/26	250,000	248,350
6.50%, 03/13/27(c)	750,000	825,750
6.63%, 06/15/35	301,000	320,053
5.50%, 06/27/44	80,000	73,200
6.38%, 01/23/45	250,000	251,750
5.63%, 01/23/46	100,000	91,814
6.75%, 09/21/47	359,000	377,668
Phillips 66, 5.88%, 05/01/42	150,000	182,667
Pioneer Natural Resources Co., 3.95%, 07/15/22	50,000	52,669
Plains All American Pipeline LP, 4.70%, 06/15/44	250,000	228,465
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22	250,000	283,416
5.00%, 03/15/27	500,000	535,455
Spectra Energy Partners LP, 3.50%, 03/15/25	250,000	252,314
Statoil ASA, 2.75%, 11/10/21	500,000	508,591
2.45%, 01/17/23	750,000	747,694
Suncor Energy, Inc., 3.60%, 12/01/24	120,000	123,485
Sunoco Logistics Partners Operations LP, 5.35%, 05/15/45	150,000	148,858
Total Capital International SA, 3.70%, 01/15/24	500,000	527,672
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	262,921
4.63%, 03/01/34	250,000	272,586
5.85%, 03/15/36	150,000	184,328
Valero Energy Corp., 3.65%, 03/15/25	205,000	210,588
7.50%, 04/15/32	82,000	106,697
6.63%, 06/15/37	100,000	124,628
Williams Partners LP, 3.90%, 01/15/25	250,000	253,515
5.40%, 03/04/44	250,000	266,162

		23,113,884

Paper & Forest Products 0.0%†
Georgia-Pacific LLC, 8.88%, 05/15/31	200,000	311,070

Pharmaceuticals 0.9%
Actavis, Inc., 3.25%, 10/01/22	200,000	205,971
Allergan Funding SCS, 3.45%, 03/15/22	155,000	161,266
3.85%, 06/15/24	40,000	42,027
4.55%, 03/15/35	100,000	107,181
4.85%, 06/15/44	150,000	165,341
4.75%, 03/15/45	84,000	91,525
AstraZeneca plc, 3.38%, 11/16/25	500,000	513,162
6.45%, 09/15/37	140,000	186,852
Bristol-Myers Squibb Co., 2.00%, 08/01/22	350,000	347,525
Eli Lilly & Co., 2.75%, 06/01/25	45,000	45,311
GlaxoSmithKline Capital plc, 2.85%, 05/08/22	250,000	257,202
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	139,000	165,895
Johnson & Johnson, 2.95%, 09/01/20	100,000	103,731
2.45%, 12/05/21	250,000	255,272
2.05%, 03/01/23	500,000	497,568
2.45%, 03/01/26	75,000	73,768
4.95%, 05/15/33	287,000	344,758
Merck & Co., Inc., 2.75%, 02/10/25	220,000	220,904
4.15%, 05/18/43	250,000	267,950
Mylan NV, 3.15%, 06/15/21	750,000	765,875
Novartis Capital Corp., 3.40%, 05/06/24	500,000	524,921
3.00%, 11/20/25	250,000	254,743
Pfizer, Inc., 3.00%, 12/15/26	250,000	253,057
7.20%, 03/15/39	375,000	571,661
Pharmacia LLC, 6.60%, 12/01/28	123,000	161,976
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21	750,000	747,657
3.20%, 09/23/26	190,000	187,625
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21	32,000	33,215
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	5,000	5,933

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	$82,000	$85,113
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26(b)	800,000	765,517
Zoetis, Inc., 3.25%, 02/01/23	50,000	51,604
4.50%, 11/13/25	115,000	127,629

		8,589,735

Road & Rail 0.3%
Burlington Northern Santa Fe LLC, 7.95%, 08/15/30	144,000	208,134
5.05%, 03/01/41	350,000	409,801
4.70%, 09/01/45	150,000	169,539
Canadian National Railway Co., 6.90%, 07/15/28	168,000	225,208
6.20%, 06/01/36	64,000	83,812
Canadian Pacific Railway Co., 4.50%, 01/15/22	500,000	536,184
2.90%, 02/01/25	250,000	247,588
CSX Corp., 5.50%, 04/15/41	100,000	119,798
3.95%, 05/01/50	250,000	238,382
Norfolk Southern Corp., 2.90%, 02/15/23	92,000	93,506
5.59%, 05/17/25	59,000	68,022
4.84%, 10/01/41	15,000	16,877
4.45%, 06/15/45	50,000	54,222
6.00%, 05/23/11	100,000	124,633
Ryder System, Inc., 2.50%, 05/11/20	105,000	106,067
Union Pacific Corp., 3.25%, 08/15/25	250,000	258,464
4.15%, 01/15/45	150,000	158,798
4.05%, 03/01/46	105,000	109,306

		3,228,341

Semiconductors & Semiconductor Equipment 0.4%
Applied Materials, Inc., 4.30%, 06/15/21	300,000	324,114
Broadcom Corp., 3.63%, 01/15/24(c)	750,000	771,796
Intel Corp., 1.70%, 05/19/21	750,000	744,177
2.70%, 12/15/22	250,000	254,915
3.70%, 07/29/25	150,000	158,723
4.80%, 10/01/41	200,000	228,583
KLA-Tencor Corp., 4.65%, 11/01/24	215,000	233,101
Lam Research Corp., 3.80%, 03/15/25	145,000	148,798
QUALCOMM, Inc., 1.65%, 05/20/20(a)	55,000	55,282
2.60%, 01/30/23	70,000	70,415
4.65%, 05/20/35	250,000	275,408
Texas Instruments, Inc., 1.75%, 05/01/20	250,000	251,004

		3,516,316

Software 0.7%
Adobe Systems, Inc., 3.25%, 02/01/25	70,000	72,311
CA, Inc., 4.50%, 08/15/23	240,000	250,428
Microsoft Corp., 3.00%, 10/01/20	350,000	362,884
2.00%, 08/08/23	250,000	244,659
3.63%, 12/15/23	250,000	267,637
2.88%, 02/06/24	185,000	189,235
2.40%, 08/08/26	465,000	448,653
3.50%, 02/12/35	665,000	672,900
4.45%, 11/03/45	75,000	83,001
3.70%, 08/08/46	500,000	493,889
4.25%, 02/06/47	500,000	541,159
Oracle Corp., 5.00%, 07/08/19	100,000	106,449
2.25%, 10/08/19	250,000	253,290
1.90%, 09/15/21	500,000	497,691
2.40%, 09/15/23	250,000	248,654
2.65%, 07/15/26	495,000	482,245
3.25%, 05/15/30	400,000	405,359
4.30%, 07/08/34	350,000	382,766
4.00%, 07/15/46	250,000	253,897

		6,257,107

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	200,000	210,018
3.25%, 04/15/25	165,000	162,759
Bed Bath & Beyond, Inc., 4.92%, 08/01/34(b)	250,000	232,128
Home Depot, Inc. (The), 3.35%, 09/15/25	45,000	46,808
5.88%, 12/16/36	230,000	298,595
5.95%, 04/01/41	100,000	131,226
4.40%, 03/15/45	200,000	216,915
Lowe’s Cos., Inc., 6.50%, 03/15/29	164,000	214,600
4.25%, 09/15/44	250,000	262,559

		1,775,608

Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc., 3.45%, 05/06/24	500,000	524,351
2.50%, 02/09/25	170,000	166,985
3.25%, 02/23/26	95,000	96,985
2.45%, 08/04/26	190,000	182,792
3.35%, 02/09/27	1,000,000	1,027,546
3.85%, 05/04/43	250,000	250,339
4.38%, 05/13/45	145,000	157,602
4.65%, 02/23/46	230,000	258,450
Dell International LLC, 4.42%, 06/15/21(c)	500,000	527,690
6.02%, 06/15/26(c)	240,000	267,319
8.35%, 07/15/46(c)	150,000	195,906
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	500,000	529,300
HP, Inc., 4.65%, 12/09/21	500,000	540,244
NetApp, Inc., 3.38%, 06/15/21	150,000	154,140
Seagate HDD Cayman, 4.75%, 01/01/25	200,000	194,016
Xerox Corp., 4.07%, 03/17/22(c)	100,000	102,842
4.80%, 03/01/35	120,000	111,723

		5,288,230

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 06/01/21	100,000	106,893
NIKE, Inc., 3.38%, 11/01/46	100,000	93,178

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Textiles, Apparel & Luxury Goods (continued)
VF Corp., 3.50%, 09/01/21	$200,000	$208,799

		408,870

Thrifts & Mortgage Finance 0.0%†
BPCE SA, 4.00%, 04/15/24	250,000	265,203

Tobacco 0.3%
Altria Group, Inc., 9.25%, 08/06/19	89,000	102,072
2.63%, 01/14/20	250,000	254,614
2.85%, 08/09/22	250,000	255,077
4.25%, 08/09/42	100,000	101,802
5.38%, 01/31/44	100,000	118,072
Philip Morris International, Inc., 3.60%, 11/15/23	500,000	526,139
3.25%, 11/10/24	350,000	359,300
4.88%, 11/15/43	150,000	169,563
Reynolds American, Inc., 4.45%, 06/12/25	500,000	537,613
5.70%, 08/15/35	75,000	89,351

		2,513,603

Water Utilities 0.0%†
American Water Capital Corp., 4.30%, 09/01/45	250,000	269,659
United Utilities plc, 5.38%, 02/01/19	100,000	104,465

		374,124

Wireless Telecommunication Services 0.2%
America Movil SAB de CV, 5.00%, 03/30/20	500,000	539,111
3.13%, 07/16/22	500,000	514,181
6.38%, 03/01/35	123,000	153,334
Rogers Communications, Inc., 5.00%, 03/15/44	250,000	283,997
Vodafone Group plc, 2.95%, 02/19/23	250,000	255,000
7.88%, 02/15/30	144,000	196,133
6.15%, 02/27/37	75,000	91,509

		2,033,265

Total Corporate Bonds (cost $235,162,875)		245,220,022

Foreign Government Securities 1.6%

	Principal Amount	Market Value
CANADA 0.4%
Canada Government Bond, 1.63%, 02/27/19	500,000	501,880
Export Development Canada, 1.63%, 12/03/19	750,000	751,108
Province of British Columbia, 2.00%, 10/23/22	500,000	496,837
Province of Manitoba, 1.75%, 05/30/19	500,000	500,719
Province of Ontario, 2.00%, 01/30/19	750,000	754,551
Province of Quebec, 2.88%, 10/16/24	250,000	256,117
7.50%, 09/15/29	200,000	285,372

		3,546,584

COLOMBIA 0.1%
Republic of Colombia, 7.38%, 03/18/19	600,000	651,000
7.38%, 09/18/37	250,000	324,375
5.00%, 06/15/45	350,000	354,550

		1,329,925

HUNGARY 0.1%
Hungary Government Bond, 5.38%, 03/25/24	750,000	851,883

ISRAEL 0.0%†
Israel Government Bond, 3.15%, 06/30/23	250,000	258,883

ITALY 0.0%†
Republic of Italy, 5.38%, 06/15/33	184,000	209,707

JAPAN 0.1%
Japan Bank for International Cooperation, 2.88%, 06/01/27	1,000,000	1,006,131

MEXICO 0.3%
United Mexican States, 5.13%, 01/15/20	250,000	271,125
3.63%, 03/15/22	500,000	522,750
4.13%, 01/21/26	250,000	261,875
6.75%, 09/27/34	373,000	478,559
5.55%, 01/21/45	200,000	226,200
4.60%, 01/23/46	500,000	495,000
5.75%, 10/12/10	200,000	210,900

		2,466,409

PANAMA 0.1%
Republic of Panama, 5.20%, 01/30/20	250,000	270,000
6.70%, 01/26/36	250,000	325,875

		595,875

PERU 0.1%
Republic of Peru, 7.13%, 03/30/19	370,000	403,300
4.13%, 08/25/27	500,000	546,500
5.63%, 11/18/50	200,000	246,300

		1,196,100

PHILIPPINES 0.1%
Republic of Philippines, 6.50%, 01/20/20	250,000	277,461
7.75%, 01/14/31	250,000	361,555
6.38%, 10/23/34	250,000	335,971
3.70%, 03/01/41	250,000	250,746

		1,225,733

POLAND 0.1%
Republic of Poland, 5.13%, 04/21/21	125,000	137,375
5.00%, 03/23/22	450,000	498,150
4.00%, 01/22/24	250,000	267,292

		902,817

SOUTH KOREA 0.1%
Export-Import Bank of Korea, 4.00%, 01/29/21	350,000	367,280
2.88%, 01/21/25	350,000	344,669

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount	Market Value
SOUTH KOREA (continued)
Republic of Korea, 5.63%, 11/03/25	$200,000	$239,900

		951,849

URUGUAY 0.1%
Oriental Republic of Uruguay, 4.50%, 08/14/24	350,000	380,975
4.38%, 10/27/27	250,000	267,250
5.10%, 06/18/50	150,000	154,875

		803,100

Total Foreign Government Securities (cost $14,900,442)		15,344,996

Mortgage-Backed Securities 28.1%

	Principal Amount	Market Value
FHLMC Gold Pool
Pool# G11399 5.50%, 04/01/18	213	214
Pool# B10210 5.50%, 10/01/18	2,773	2,804
Pool# B11548 5.50%, 12/01/18	5,095	5,168
Pool# E01604 5.50%, 03/01/19	3,396	3,455
Pool# B13430 5.50%, 04/01/19	394	394
Pool# B15396 5.50%, 06/01/19	2,848	2,852
Pool# G18007 6.00%, 07/01/19	1,753	1,794
Pool# B16087 6.00%, 08/01/19	13,493	13,800
Pool# G18022 5.50%, 11/01/19	7,943	8,170
Pool# B14288 5.50%, 12/01/19	3,409	3,463
Pool# J00935 5.00%, 12/01/20	5,226	5,353
Pool# J00854 5.00%, 01/01/21	6,145	6,294
Pool# J00855 5.50%, 01/01/21	11,573	11,986
Pool# J01279 5.50%, 02/01/21	3,215	3,336
Pool# J01570 5.50%, 04/01/21	3,284	3,414
Pool# J06015 5.00%, 05/01/21	18,413	18,860
Pool# J01771 5.00%, 05/01/21	5,237	5,364
Pool# J05950 5.50%, 05/01/21	34,231	35,557
Pool# G18122 5.00%, 06/01/21	6,871	7,175
Pool# J01980 6.00%, 06/01/21	6,511	6,520
Pool# J03074 5.00%, 07/01/21	5,084	5,322
Pool# J03028 5.50%, 07/01/21	1,143	1,177
Pool# J09912 4.00%, 06/01/24	897,063	941,607
Pool# C00351 8.00%, 07/01/24	304	338
Pool# D60780 8.00%, 06/01/25	1,459	1,596
Pool# G30267 5.00%, 08/01/25	169,824	184,756
Pool# J13883 3.50%, 12/01/25	540,826	567,358
Pool# J18702 3.00%, 03/01/27	261,832	269,593
Pool# J18127 3.00%, 03/01/27	232,540	239,432
Pool# J19106 3.00%, 05/01/27	104,185	107,273
Pool# J20471 3.00%, 09/01/27	465,971	479,782
Pool# D82854 7.00%, 10/01/27	971	1,048
Pool# G14609 3.00%, 11/01/27	654,283	673,676
Pool# C00566 7.50%, 12/01/27	1,062	1,219
Pool# G15100 2.50%, 07/01/28	181,375	184,047
Pool# C18271 7.00%, 11/01/28	1,754	1,925
Pool# C00678 7.00%, 11/01/28	1,421	1,623
Pool# C00836 7.00%, 07/01/29	588	671
Pool# C31285 7.00%, 09/01/29	1,545	1,737
Pool# C31282 7.00%, 09/01/29	69	71
Pool# C32914 8.00%, 11/01/29	2,152	2,323
Pool# G18536 2.50%, 01/01/30	2,158,099	2,176,959
Pool# C37436 8.00%, 01/01/30	1,919	2,317
Pool# C36306 7.00%, 02/01/30	505	524
Pool# C36429 7.00%, 02/01/30	503	520
Pool# C00921 7.50%, 02/01/30	1,180	1,363
Pool# G01108 7.00%, 04/01/30	479	544
Pool# C37703 7.50%, 04/01/30	964	1,074
Pool# G18552 3.00%, 05/01/30	989,869	1,019,208
Pool# J32243 3.00%, 07/01/30	872,120	897,980
Pool# J32257 3.00%, 07/01/30	56,713	58,400
Pool# J32255 3.00%, 07/01/30	53,423	55,006
Pool# C41561 8.00%, 08/01/30	1,526	1,602
Pool# C01051 8.00%, 09/01/30	1,960	2,294
Pool# C43550 7.00%, 10/01/30	2,491	2,664
Pool# C44017 7.50%, 10/01/30	359	366
Pool# C43967 8.00%, 10/01/30	4,646	4,676
Pool# C44957 8.00%, 11/01/30	2,368	2,697

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FHLMC Gold Pool (continued)
Pool# C01106 7.00%, 12/01/30	$8,211	$9,253
Pool# C01103 7.50%, 12/01/30	942	1,137
Pool# C01116 7.50%, 01/01/31	756	870
Pool# C46932 7.50%, 01/01/31	518	539
Pool# C47287 7.50%, 02/01/31	1,118	1,173
Pool# G01217 7.00%, 03/01/31	8,509	9,742
Pool# C48206 7.50%, 03/01/31	1,371	1,374
Pool# C91366 4.50%, 04/01/31	148,508	159,527
Pool# G18601 3.00%, 05/01/31	57,056	58,747
Pool# G18605 3.00%, 06/01/31	30,534	31,439
Pool# C91377 4.50%, 06/01/31	77,304	83,039
Pool# C53324 7.00%, 06/01/31	1,264	1,335
Pool# C01209 8.00%, 06/01/31	885	1,008
Pool# C54792 7.00%, 07/01/31	1,817	1,902
Pool# C55071 7.50%, 07/01/31	488	501
Pool# G01309 7.00%, 08/01/31	1,689	1,986
Pool# G01311 7.00%, 09/01/31	9,603	11,019
Pool# C01222 7.00%, 09/01/31	1,047	1,215
Pool# G01315 7.00%, 09/01/31	327	373
Pool# C58694 7.00%, 10/01/31	4,725	5,268
Pool# C58647 7.00%, 10/01/31	212	216
Pool# C60012 7.00%, 11/01/31	606	629
Pool# C61298 8.00%, 11/01/31	2,050	2,110
Pool# J35957 2.50%, 12/01/31	490,219	494,503
Pool# C61105 7.00%, 12/01/31	4,343	4,617
Pool# C01305 7.50%, 12/01/31	749	836
Pool# C63171 7.00%, 01/01/32	4,803	5,388
Pool# V61548 2.50%, 02/01/32	506,837	511,266
Pool# C64121 7.50%, 02/01/32	1,533	1,580
Pool# G01391 7.00%, 04/01/32	16,734	19,447
Pool# C01345 7.00%, 04/01/32	5,673	6,474
Pool# C65717 7.50%, 04/01/32	3,276	3,357
Pool# C01370 8.00%, 04/01/32	2,109	2,396
Pool# C66916 7.00%, 05/01/32	13,609	15,281
Pool# C01381 8.00%, 05/01/32	12,574	14,601
Pool# C68300 7.00%, 06/01/32	6,911	7,660
Pool# C68290 7.00%, 06/01/32	1,842	1,977
Pool# G01449 7.00%, 07/01/32	10,481	11,990
Pool# C68988 7.50%, 07/01/32	2,304	2,310
Pool# C69908 7.00%, 08/01/32	19,552	21,642
Pool# C91558 3.50%, 09/01/32	166,654	174,668
Pool# G01536 7.00%, 03/01/33	11,892	13,455
Pool# G30646 3.00%, 05/01/33	236,431	242,937
Pool# G30642 3.00%, 05/01/33	107,371	110,325
Pool# K90535 3.00%, 05/01/33	47,226	48,525
Pool# A16419 6.50%, 11/01/33	12,060	13,413
Pool# A16522 6.50%, 12/01/33	24,759	28,079
Pool# C01806 7.00%, 01/01/34	9,427	9,906
Pool# A21356 6.50%, 04/01/34	37,771	41,841
Pool# C01851 6.50%, 04/01/34	25,604	29,054
Pool# A24301 6.50%, 05/01/34	48,330	54,291
Pool# A22067 6.50%, 05/01/34	31,739	35,627
Pool# A24988 6.50%, 07/01/34	8,784	9,731
Pool# G01741 6.50%, 10/01/34	12,330	14,074
Pool# G08023 6.50%, 11/01/34	24,497	27,261
Pool# A33137 6.50%, 01/01/35	8,950	9,975
Pool# G08064 6.50%, 04/01/35	11,145	12,923
Pool# G01947 7.00%, 05/01/35	13,674	15,529
Pool# G08088 6.50%, 10/01/35	103,254	117,575
Pool# A39759 5.50%, 11/01/35	11,879	13,156
Pool# A40376 5.50%, 12/01/35	10,053	11,240
Pool# A42305 5.50%, 01/01/36	32,233	36,012
Pool# A41548 7.00%, 01/01/36	13,655	15,228
Pool# G08111 5.50%, 02/01/36	32,820	36,443
Pool# A43886 5.50%, 03/01/36	390,051	444,786
Pool# A43861 5.50%, 03/01/36	50,816	55,962
Pool# G08116 5.50%, 03/01/36	35,855	40,135
Pool# A43534 6.50%, 03/01/36	14,227	15,760
Pool# A48735 5.50%, 05/01/36	10,119	11,147
Pool# G08136 6.50%, 06/01/36	14,301	16,063

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FHLMC Gold Pool (continued)
Pool# A53039 6.50%, 10/01/36	$34,966	$38,853
Pool# A53219 6.50%, 10/01/36	1,082	1,199
Pool# A57803 6.50%, 02/01/37	100,035	111,618
Pool# A66192 6.50%, 09/01/37	7,941	8,797
Pool# G04251 6.50%, 04/01/38	6,662	7,394
Pool# A79540 6.50%, 07/01/38	4,797	5,314
Pool# G04569 6.50%, 08/01/38	8,128	9,066
Pool# A84252 6.50%, 01/01/39	20,853	23,152
Pool# A84287 6.50%, 01/01/39	15,014	16,632
Pool# A84168 6.50%, 01/01/39	6,690	7,484
Pool# G05535 4.50%, 07/01/39	1,138,336	1,225,016
Pool# A91165 5.00%, 02/01/40	2,017,425	2,218,163
Pool# G60342 4.50%, 05/01/42	231,973	249,591
Pool# G60195 4.00%, 06/01/42	554,840	586,716
Pool# G07158 3.50%, 10/01/42	350,712	363,101
Pool# Q12051 3.50%, 10/01/42	205,524	212,793
Pool# G07163 3.50%, 10/01/42	167,427	173,304
Pool# Q11532 3.50%, 10/01/42	139,854	144,801
Pool# C09020 3.50%, 11/01/42	734,390	760,315
Pool# G07264 3.50%, 12/01/42	370,957	383,999
Pool# Q14881 3.50%, 01/01/43	71,332	73,829
Pool# Q14292 3.50%, 01/01/43	70,142	72,623
Pool# Q15884 3.00%, 02/01/43	708,429	713,831
Pool# V80002 2.50%, 04/01/43	361,323	349,252
Pool# Q16915 3.00%, 04/01/43	656,233	661,183
Pool# Q17675 3.50%, 04/01/43	353,550	366,025
Pool# Q18523 3.50%, 05/01/43	981,933	1,016,434
Pool# Q18751 3.50%, 06/01/43	1,426,420	1,476,864
Pool# G07410 3.50%, 07/01/43	126,481	131,076
Pool# G07459 3.50%, 08/01/43	660,129	683,452
Pool# G60038 3.50%, 01/01/44	963,196	997,212
Pool# Q26869 4.00%, 06/01/44	1,108,475	1,174,599
Pool# G07946 4.00%, 07/01/44	197,905	209,958
Pool# Q28607 3.50%, 09/01/44	190,864	197,459
Pool# Q30833 4.00%, 01/01/45	18,247	19,228
Pool# G60400 4.50%, 01/01/45	191,872	207,977
Pool# Q34167 4.00%, 06/01/45	736,405	776,014
Pool# Q34165 4.00%, 06/01/45	331,956	349,811
Pool# V81873 4.00%, 08/01/45	50,688	53,415
Pool# Q38357 4.00%, 01/01/46	19,602	20,656
Pool# Q39434 3.50%, 03/01/46	73,363	75,693
Pool# Q39440 4.00%, 03/01/46	23,080	24,322
Pool# G08704 4.50%, 04/01/46	40,643	43,578
Pool# Q40097 4.50%, 04/01/46	4,432	4,751
Pool# G60582 3.50%, 05/01/46	194,854	201,562
Pool# Q40718 3.50%, 05/01/46	72,693	74,953
Pool# G08707 4.00%, 05/01/46	347,670	366,371
Pool# Q40649 4.00%, 05/01/46	313,003	329,839
Pool# G08708 4.50%, 05/01/46	28,947	31,041
Pool# Q40728 4.50%, 05/01/46	6,624	7,104
Pool# Q41903 3.50%, 07/01/46	351,396	362,321
Pool# Q41491 3.50%, 07/01/46	50,934	52,517
Pool# Q41935 3.50%, 07/01/46	23,290	24,092
Pool# Q41947 4.50%, 07/01/46	16,800	18,017
Pool# G08716 3.50%, 08/01/46	409,624	422,360
Pool# Q42596 3.50%, 08/01/46	328,366	338,576
Pool# Q42393 3.50%, 08/01/46	63,499	65,473
Pool# Q42203 3.50%, 08/01/46	46,576	48,082
Pool# V82617 3.50%, 09/01/46	201,811	208,397
Pool# G08722 3.50%, 09/01/46	60,088	61,957
Pool# G60733 4.50%, 09/01/46	71,484	77,740
Pool# G08733 3.50%, 11/01/46	532,565	549,124
Pool# Q44223 3.50%, 11/01/46	45,502	46,917
Pool# Q44473 3.50%, 11/01/46	40,571	41,832
Pool# G08734 4.00%, 11/01/46	479,438	505,227
Pool# V82849 3.00%, 12/01/46	2,055,838	2,065,487
Pool# G08737 3.00%, 12/01/46	1,744,283	1,748,889
Pool# G08738 3.50%, 12/01/46	1,609,358	1,659,397
Pool# Q45024 3.50%, 12/01/46	85,008	88,000
Pool# G08742 3.50%, 01/01/47	2,049,577	2,113,303

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FHLMC Gold Pool (continued)
Pool# G08748 3.50%, 02/01/47	$91,341	$94,181
Pool# G08749 4.00%, 02/01/47	839,155	884,291
Pool# G08751 3.50%, 03/01/47	415,447	428,364
Pool# G08752 4.00%, 03/01/47	668,063	703,997
Pool# G08754 4.50%, 03/01/47	138,434	148,460
Pool# Q47592 3.50%, 04/01/47	197,783	203,933
Pool# Q47484 3.50%, 04/01/47	79,498	82,099
Pool# G60988 3.00%, 05/01/47	1,258,790	1,263,337
Pool# Q48098 3.50%, 05/01/47	303,711	313,646
Pool# G08762 4.00%, 05/01/47	1,601,130	1,687,252
Pool# Q48237 4.50%, 05/01/47	812,726	871,711
Pool# G08767 4.00%, 06/01/47	99,108	104,439
Pool# G08768 4.50%, 06/01/47	1,342,181	1,439,603
Pool# G08771 4.00%, 07/01/47	933,145	983,337
Pool# G08779 3.50%, 08/01/47	1,006,727	1,038,028
Pool# G08774 3.50%, 08/01/47	225,000	231,996
Pool# G08776 4.50%, 08/01/47	202,097	216,767
FHLMC Non Gold Pool
Pool# 1B8478 3.25%, 07/01/41(a)	163,371	169,886
Pool# 2B0108 3.49%, 01/01/42(a)	8,342	8,761
FHLMC TBA 3.00%, 01/15/29	2,223,000	2,287,749
2.50%, 08/15/32	3,669,000	3,699,292
3.50%, 08/15/32	200,000	208,797
4.50%, 11/15/40	61,000	65,427
4.00%, 09/15/43	1,951,754	2,055,746
3.50%, 06/15/44	2,114,000	2,177,916
2.50%, 08/15/47	25,000	24,147
3.00%, 08/15/47	10,717,000	10,734,473
FNMA Pool
Pool# 969977 5.00%, 05/01/23	218,105	223,373
Pool# AA2549 4.00%, 04/01/24	103,181	108,243
Pool# 935348 5.50%, 06/01/24	36,326	37,560
Pool# AC1374 4.00%, 08/01/24	124,540	129,682
Pool# AC1529 4.50%, 09/01/24	55,340	58,365
Pool# AD0244 4.50%, 10/01/24	39,264	41,318
Pool# AD4089 4.50%, 05/01/25	347,270	365,414
Pool# 890216 4.50%, 07/01/25	70,736	74,438
Pool# AH1361 3.50%, 12/01/25	228,674	238,747
Pool# AH1518 3.50%, 12/01/25	126,260	131,621
Pool# AE6384 4.00%, 01/01/26	22,160	23,355
Pool# AL0298 4.00%, 05/01/26	334,008	353,024
Pool# AB4277 3.00%, 01/01/27	993,554	1,024,678
Pool# AP4746 3.00%, 08/01/27	159,984	164,979
Pool# AP7855 3.00%, 09/01/27	973,873	1,004,367
Pool# AP4640 3.00%, 09/01/27	104,676	107,951
Pool# AQ5096 3.00%, 11/01/27	217,079	223,823
Pool# AB6887 3.00%, 11/01/27	174,140	179,593
Pool# AQ4532 3.00%, 11/01/27	132,606	136,756
Pool# AQ3758 3.00%, 11/01/27	105,230	108,362
Pool# AQ7406 3.00%, 11/01/27	99,272	102,389
Pool# AB6886 3.00%, 11/01/27	85,249	87,918
Pool# AQ2884 3.00%, 12/01/27	103,560	106,808
Pool# AS0487 2.50%, 09/01/28	369,565	374,916
Pool# 930998 4.50%, 04/01/29	58,945	63,378
Pool# MA0243 5.00%, 11/01/29	27,131	29,663
Pool# AL8077 3.50%, 12/01/29	32,225	33,603
Pool# MA0268 5.00%, 12/01/29	21,950	23,998
Pool# AX7727 2.50%, 03/01/30	576,481	583,229
Pool# AD5655 5.00%, 05/01/30	60,087	65,688
Pool# AB1038 5.00%, 05/01/30	33,980	37,145
Pool# MA0443 5.00%, 05/01/30	33,088	36,165
Pool# AS5412 2.50%, 07/01/30	84,049	85,034
Pool# AS5420 3.00%, 07/01/30	121,617	125,167
Pool# AL7152 3.50%, 07/01/30	832,959	870,899
Pool# AS5702 2.50%, 08/01/30	628,887	636,260
Pool# AZ4898 2.50%, 08/01/30	387,809	392,354
Pool# AY8448 3.00%, 08/01/30	390,044	401,429
Pool# AZ5718 3.00%, 09/01/30	523,975	539,270
Pool# AZ2953 3.00%, 09/01/30	493,694	508,106
Pool# MA0559 5.00%, 09/01/30	12,885	14,103
Pool# AS6060 3.00%, 10/01/30	575,613	592,416
Pool# AZ9234 3.50%, 10/01/30	44,743	46,645
Pool# AS6272 2.50%, 12/01/30	116,984	118,027
Pool# AH1515 4.00%, 12/01/30	470,665	499,814

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# AD0716 6.50%, 12/01/30	$326,849	$372,881
Pool# BA6532 2.50%, 01/01/31	96,744	97,607
Pool# MA0641 4.00%, 02/01/31	478,496	508,121
Pool# 560868 7.50%, 02/01/31	528	538
Pool# AS6919 3.50%, 03/01/31	98,576	102,890
Pool# BC5968 2.50%, 04/01/31	146,965	148,275
Pool# AL8561 3.50%, 06/01/31	76,498	80,160
Pool# AS8038 2.50%, 10/01/31	378,532	381,906
Pool# AS8612 3.00%, 10/01/31	161,037	165,738
Pool# 607212 7.50%, 10/01/31	8,633	9,698
Pool# 607632 6.50%, 11/01/31	91	101
Pool# MA2871 3.00%, 01/01/32	280,738	288,933
Pool# AS8609 3.00%, 01/01/32	129,498	133,278
Pool# AL9585 3.50%, 01/01/32	34,440	36,180
Pool# BM1036 2.50%, 02/01/32	1,117,520	1,128,196
Pool# AS8767 3.00%, 02/01/32	121,657	125,284
Pool# AL9899 3.00%, 03/01/32	178,579	183,911
Pool# MA1029 3.50%, 04/01/32	403,036	421,884
Pool# AS9695 3.50%, 05/01/32	167,792	175,889
Pool# MA1107 3.50%, 07/01/32	109,901	115,037
Pool# MA1166 3.50%, 09/01/32	639,423	669,304
Pool# 656559 6.50%, 02/01/33	26,720	29,577
Pool# 694846 6.50%, 04/01/33	9,542	10,562
Pool# AB9402 3.00%, 05/01/33	279,410	286,190
Pool# AB9403 3.00%, 05/01/33	111,284	113,991
Pool# AB9300 3.00%, 05/01/33	103,903	106,433
Pool# 254767 5.50%, 06/01/33	755,866	845,670
Pool# MA1527 3.00%, 08/01/33	568,404	582,212
Pool# 750229 6.50%, 10/01/33	23,498	26,011
Pool# 725228 6.00%, 03/01/34	768,842	879,023
Pool# 725424 5.50%, 04/01/34	837,818	937,897
Pool# 788027 6.50%, 09/01/34	18,041	19,970
Pool# 735141 5.50%, 01/01/35	431,457	482,802
Pool# 735227 5.50%, 02/01/35	480,311	537,396
Pool# AL4260 5.50%, 09/01/36	60,143	67,294
Pool# 310104 5.50%, 08/01/37	461,543	516,635
Pool# 955194 7.00%, 11/01/37	325,328	371,111
Pool# AC9890 3.44%, 04/01/40(a)	796,236	831,677
Pool# AD8536 5.00%, 08/01/40	1,865,207	2,041,956
Pool# AB1735 3.50%, 11/01/40	12,335	12,718
Pool# AB2067 3.50%, 01/01/41	512,346	530,505
Pool# AB2068 3.50%, 01/01/41	297,011	307,408
Pool# 932888 3.50%, 01/01/41	168,703	175,367
Pool# 932891 3.50%, 01/01/41	30,552	31,687
Pool# AL6521 5.00%, 04/01/41	1,129,218	1,248,340
Pool# AL0390 5.00%, 05/01/41	437,537	479,438
Pool# AL5863 4.50%, 06/01/41	724,258	780,952
Pool# AJ1249 3.30%, 09/01/41(a)	207,352	215,311
Pool# AI9920 4.00%, 09/01/41	20,655	21,834
Pool# AI9851 4.50%, 09/01/41	73,637	79,617
Pool# AL0761 5.00%, 09/01/41	759,140	831,258
Pool# AJ5431 4.50%, 10/01/41	128,212	138,278
Pool# AL0933 5.00%, 10/01/41	163,722	179,042
Pool# AJ4861 4.00%, 12/01/41	285,244	301,406
Pool# AL1437 2.77%, 01/01/42(a)	117,607	122,070
Pool# AX5316 4.50%, 01/01/42	27,331	29,573
Pool# AL2499 4.50%, 01/01/42	13,753	14,870
Pool# AX5297 5.00%, 01/01/42	35,759	39,127
Pool# AK0714 3.44%, 02/01/42(a)	22,380	23,423
Pool# AW8167 3.50%, 02/01/42	679,662	702,822
Pool# AB5185 3.50%, 05/01/42	473,864	489,925
Pool# AO3575 4.50%, 05/01/42	63,892	68,589
Pool# 890621 5.00%, 05/01/42	109,781	120,019
Pool# AO4647 3.50%, 06/01/42	793,119	819,983
Pool# AO8036 4.50%, 07/01/42	1,199,569	1,294,955
Pool# AP1961 2.46%, 08/01/42(a)	167,678	172,193
Pool# AP2092 4.50%, 08/01/42	34,138	36,642
Pool# AP6579 3.50%, 09/01/42	939,085	971,028
Pool# AP7489 4.00%, 09/01/42	603,670	637,466
Pool# AP6756 4.00%, 09/01/42	15,465	16,339

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# AL2782 4.50%, 09/01/42	$113,743	$122,839
Pool# AB6524 3.50%, 10/01/42	1,673,554	1,729,665
Pool# AB7074 3.00%, 11/01/42	1,264,084	1,272,952
Pool# AB6786 3.50%, 11/01/42	509,428	526,281
Pool# AL2677 3.50%, 11/01/42	240,226	248,434
Pool# AB7362 3.00%, 12/01/42	688,856	693,713
Pool# MA1273 3.50%, 12/01/42	393,807	407,439
Pool# AR4210 3.50%, 01/01/43	308,571	318,797
Pool# AR8213 3.50%, 04/01/43	335,821	347,259
Pool# AB9238 3.00%, 05/01/43	845,327	851,194
Pool# AB9237 3.00%, 05/01/43	616,363	620,829
Pool# AB9236 3.00%, 05/01/43	135,982	137,189
Pool# AB9362 3.50%, 05/01/43	625,157	647,103
Pool# AT4145 3.00%, 06/01/43	302,183	304,240
Pool# AB9814 3.00%, 07/01/43	830,600	836,359
Pool# AS0203 3.00%, 08/01/43	357,729	360,180
Pool# AS0255 4.50%, 08/01/43	270,877	291,238
Pool# AL6951 3.50%, 10/01/43	569,149	588,155
Pool# AS2276 4.50%, 04/01/44	495,594	532,835
Pool# AW1006 4.00%, 05/01/44	211,096	225,171
Pool# AL7767 4.50%, 06/01/44	17,850	19,316
Pool# AS3161 4.00%, 08/01/44	676,531	712,778
Pool# BC5090 4.00%, 10/01/44	93,934	98,981
Pool# AS3946 4.00%, 12/01/44	763,325	811,889
Pool# AL9555 4.00%, 02/01/45	1,906,269	2,012,347
Pool# AX9524 4.00%, 02/01/45	592,018	632,292
Pool# AS4418 4.00%, 02/01/45	423,494	452,300
Pool# AS4375 4.00%, 02/01/45	280,798	299,899
Pool# AL6889 4.50%, 02/01/45	135,053	147,013
Pool# AY1312 3.50%, 03/01/45	1,247,519	1,291,145
Pool# AS4578 4.00%, 03/01/45	205,300	219,265
Pool# AS4921 3.50%, 05/01/45	847,939	876,507
Pool# AS5012 4.00%, 05/01/45	789,860	843,591
Pool# AZ2323 4.00%, 07/01/45	415,416	439,204
Pool# AL7207 4.50%, 08/01/45	166,668	181,420
Pool# AZ2947 4.00%, 09/01/45	513,190	540,493
Pool# BA2164 3.00%, 11/01/45	107,196	107,435
Pool# AS6213 4.00%, 11/01/45	51,744	54,497
Pool# AS6282 3.50%, 12/01/45	1,373,925	1,420,256
Pool# AS6311 3.50%, 12/01/45	1,069,968	1,102,326
Pool# BC0326 3.50%, 12/01/45	248,379	255,890
Pool# AS6527 4.00%, 01/01/46	173,949	183,196
Pool# BC2667 4.00%, 02/01/46	59,387	62,540
Pool# AL9781 4.50%, 02/01/46	278,894	301,481
Pool# BC0300 3.50%, 03/01/46	218,412	225,018
Pool# BC0288 4.00%, 03/01/46	495,537	521,842
Pool# BA6972 4.00%, 03/01/46	81,908	86,256
Pool# AS7077 3.50%, 04/01/46	604,913	623,207
Pool# BC0823 3.50%, 04/01/46	249,531	257,078
Pool# AS7026 4.00%, 04/01/46	348,796	367,397
Pool# BC1809 3.50%, 05/01/46	178,452	183,849
Pool# AS7108 4.00%, 05/01/46	858,381	904,024
Pool# AS7251 4.00%, 05/01/46	434,056	457,157
Pool# AS7593 3.50%, 07/01/46	1,021,329	1,054,078
Pool# AS7594 3.50%, 07/01/46	942,322	972,538
Pool# BC1216 3.50%, 07/01/46	902,017	930,940
Pool# AS7545 3.50%, 07/01/46	390,765	402,582
Pool# BC1452 4.00%, 07/01/46	1,128,165	1,188,721
Pool# AL8858 4.00%, 07/01/46	106,844	112,648
Pool# BD1425 3.50%, 08/01/46	1,029,960	1,061,108
Pool# BD4890 3.50%, 08/01/46	802,538	826,809
Pool# AS7760 4.00%, 08/01/46	281,008	297,134
Pool# AS7648 4.00%, 08/01/46	252,525	265,992
Pool# AS7795 4.00%, 08/01/46	189,123	199,208
Pool# BD3911 4.00%, 08/01/46	30,536	32,165
Pool# BD3923 4.00%, 08/01/46	25,358	26,710
Pool# AS7770 4.50%, 08/01/46	34,234	36,798
Pool# AL8947 3.50%, 09/01/46	34,001	35,158
Pool# AL9263 3.00%, 10/01/46	117,293	117,712
Pool# AS8141 4.00%, 10/01/46	917,941	969,318

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FNMA Pool (continued)
Pool# BC4766 4.50%, 10/01/46	$51,425	$55,231
Pool# AS8154 4.50%, 10/01/46	34,246	36,784
Pool# AS8369 3.50%, 11/01/46	730,748	754,179
Pool# BE5067 3.50%, 11/01/46	521,459	537,229
Pool# AS8326 4.00%, 11/01/46	151,578	159,654
Pool# BE5038 4.00%, 11/01/46	30,141	32,238
Pool# MA2833 3.00%, 12/01/46	2,112,952	2,117,400
Pool# AS8488 3.00%, 12/01/46	154,136	154,817
Pool# AL9697 3.00%, 01/01/47	417,163	419,009
Pool# AS8647 3.00%, 01/01/47	298,509	299,577
Pool# AS8692 3.50%, 01/01/47	335,226	345,589
Pool# BE7115 4.50%, 01/01/47	27,381	29,402
Pool# AS8862 3.50%, 02/01/47	1,288,899	1,327,878
Pool# BE2971 4.00%, 02/01/47	132,309	139,321
Pool# MA2930 4.00%, 03/01/47	2,556,279	2,692,013
Pool# AS9451 3.50%, 04/01/47	428,767	441,734
Pool# BD7122 4.00%, 04/01/47	817,537	860,883
Pool# AS9454 4.00%, 04/01/47	506,576	533,436
Pool# AS9394 4.50%, 04/01/47	122,882	131,952
Pool# BE9590 3.50%, 05/01/47	821,643	846,492
Pool# AS9577 3.50%, 05/01/47	221,056	228,847
Pool# AS9586 4.00%, 05/01/47	1,379,402	1,468,170
Pool# MA2995 4.00%, 05/01/47	215,832	227,281
Pool# BE3611 4.00%, 05/01/47	213,595	225,909
Pool# BE3670 3.50%, 06/01/47	510,770	526,217
Pool# AS9794 3.50%, 06/01/47	243,362	252,065
Pool# BM1295 4.50%, 06/01/47	218,241	234,498
Pool# AS9973 4.00%, 07/01/47	27,628	29,092
Pool# MA3073 4.50%, 07/01/47	631,619	679,017
Pool# MA3087 3.50%, 08/01/47	405,000	417,248
FNMA TBA 4.00%, 12/25/24	224,000	232,015
3.50%, 10/25/27	542,000	564,929
3.00%, 02/25/29	1,753,598	1,803,808
2.50%, 04/25/29	5,634,000	5,680,877
5.50%, 08/25/34	23,000	25,454
5.00%, 04/25/37	94,000	102,761
4.00%, 09/25/43	28,750	30,267
3.50%, 04/25/44	4,262,000	4,387,862
3.00%, 05/25/44	17,886,000	17,913,947
GNMA I Pool 2.50%, 08/25/47	650,000	628,342
4.50%, 08/25/47	869,000	932,885
Pool# 279461 9.00%, 11/15/19	196	198
Pool# 376510 7.00%, 05/15/24	992	1,065
Pool# 457801 7.00%, 08/15/28	2,105	2,286
Pool# 486936 6.50%, 02/15/29	1,232	1,427
Pool# 502969 6.00%, 03/15/29	4,075	4,593
Pool# 487053 7.00%, 03/15/29	1,830	2,014
Pool# 781014 6.00%, 04/15/29	3,035	3,458
Pool# 509099 7.00%, 06/15/29	2,535	2,603
Pool# 470643 7.00%, 07/15/29	9,949	10,525
Pool# 434505 7.50%, 08/15/29	75	78
Pool# 416538 7.00%, 10/15/29	166	167
Pool# 524269 8.00%, 11/15/29	4,847	4,896
Pool# 781124 7.00%, 12/15/29	8,568	10,122
Pool# 507396 7.50%, 09/15/30	33,806	35,419
Pool# 531352 7.50%, 09/15/30	3,080	3,291
Pool# 536334 7.50%, 10/15/30	141	145
Pool# 540659 7.00%, 01/15/31	644	654
Pool# 486019 7.50%, 01/15/31	1,422	1,596
Pool# 535388 7.50%, 01/15/31	443	453
Pool# 537406 7.50%, 02/15/31	302	305
Pool# 528589 6.50%, 03/15/31	26,006	28,507
Pool# 508473 7.50%, 04/15/31	4,229	4,706
Pool# 544470 8.00%, 04/15/31	2,145	2,165
Pool# 781287 7.00%, 05/15/31	4,083	4,795
Pool# 781319 7.00%, 07/15/31	1,218	1,446
Pool# 549742 7.00%, 07/15/31	626	627
Pool# 485879 7.00%, 08/15/31	6,921	7,740
Pool# 572554 6.50%, 09/15/31	35,245	38,673
Pool# 781328 7.00%, 09/15/31	4,013	4,789
Pool# 555125 7.00%, 09/15/31	561	568
Pool# 550991 6.50%, 10/15/31	865	948
Pool# 571267 7.00%, 10/15/31	864	968
Pool# 574837 7.50%, 11/15/31	1,670	1,712
Pool# 555171 6.50%, 12/15/31	1,001	1,096

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
GNMA I Pool (continued)
Pool# 781380 7.50%, 12/15/31	$1,218	$1,480
Pool# 781481 7.50%, 01/15/32	6,215	7,517
Pool# 580972 6.50%, 02/15/32	146	161
Pool# 781401 7.50%, 02/15/32	3,545	4,327
Pool# 781916 6.50%, 03/15/32	66,311	76,623
Pool# 552474 7.00%, 03/15/32	3,775	4,247
Pool# 781478 7.50%, 03/15/32	2,365	2,874
Pool# 781429 8.00%, 03/15/32	4,007	4,961
Pool# 781431 7.00%, 04/15/32	14,677	17,558
Pool# 552616 7.00%, 06/15/32	31,182	34,872
Pool# 570022 7.00%, 07/15/32	16,085	18,273
Pool# 595077 6.00%, 10/15/32	6,988	7,924
Pool# 596657 7.00%, 10/15/32	3,326	3,425
Pool# 552903 6.50%, 11/15/32	121,265	135,852
Pool# 552952 6.00%, 12/15/32	6,577	7,426
Pool# 602102 6.00%, 02/15/33	11,752	13,246
Pool# 588192 6.00%, 02/15/33	5,954	6,725
Pool# 553144 5.50%, 04/15/33	26,087	29,362
Pool# 604243 6.00%, 04/15/33	11,521	13,115
Pool# 611526 6.00%, 05/15/33	6,659	7,505
Pool# 553320 6.00%, 06/15/33	26,342	29,854
Pool# 573916 6.00%, 11/15/33	26,383	29,738
Pool# 604788 6.50%, 11/15/33	60,936	67,598
Pool# 781688 6.00%, 12/15/33	36,874	41,982
Pool# 604875 6.00%, 12/15/33	29,560	33,664
Pool# 781690 6.00%, 12/15/33	14,845	17,262
Pool# 781699 7.00%, 12/15/33	6,304	7,297
Pool# 621856 6.00%, 01/15/34	25,903	29,196
Pool# 564799 6.00%, 03/15/34	56,753	64,410
Pool# 630038 6.50%, 08/15/34	66,037	72,983
Pool# 781804 6.00%, 09/15/34	42,269	48,119
Pool# 781847 6.00%, 12/15/34	31,805	36,207
Pool# 486921 5.50%, 02/15/35	11,058	12,460
Pool# 781902 6.00%, 02/15/35	34,245	38,801
Pool# 649513 5.50%, 10/15/35	299,334	335,117
Pool# 649510 5.50%, 10/15/35	142,574	159,002
Pool# 652207 5.50%, 03/15/36	33,422	37,196
Pool# 655519 5.00%, 05/15/36	37,446	40,880
Pool# 652539 5.00%, 05/15/36	16,513	18,346
Pool# 606308 5.50%, 05/15/36	27,183	30,482
Pool# 606314 5.50%, 05/15/36	5,491	6,110
Pool# 656666 6.00%, 06/15/36	31,087	35,039
Pool# 657912 6.50%, 08/15/36	5,131	5,697
Pool# 704630 5.50%, 07/15/39	52,144	58,099
Pool# 757039 4.00%, 12/15/40	350,044	373,458
Pool# 757038 4.00%, 12/15/40	257,654	275,139
Pool# 742235 4.00%, 12/15/40	106,745	112,705
Pool# 757044 4.00%, 12/15/40	104,846	111,149
Pool# 755656 4.00%, 12/15/40	104,096	111,180
Pool# 755655 4.00%, 12/15/40	72,398	77,259
Pool# 757043 4.00%, 12/15/40	56,391	60,192
Pool# 756631 4.00%, 12/15/40	30,484	32,536
Pool# 742244 4.00%, 01/15/41	232,407	247,891
Pool# 755959 4.00%, 01/15/41	229,136	244,619
Pool# 753826 4.00%, 01/15/41	87,846	93,737
Pool# 690662 4.00%, 01/15/41	84,792	90,489
Pool# 719486 4.00%, 01/15/41	43,085	45,408
Pool# 757557 4.00%, 02/15/41	55,037	58,722
Pool# 757555 4.00%, 02/15/41	46,199	49,304
Pool# AD6012 3.50%, 04/15/43	444,838	464,661
Pool# AD7471 3.50%, 04/15/43	412,660	431,046
Pool# AA6307 3.50%, 04/15/43	337,156	352,182
Pool# AD9472 3.50%, 04/15/43	229,977	240,455
Pool# AD7472 3.50%, 04/15/43	220,636	230,683
Pool# AB3946 3.50%, 04/15/43	148,826	155,003
Pool# AA6403 3.00%, 05/15/43	991,866	1,009,434
GNMA II Pool
Pool# 3851 5.50%, 05/20/36	229,354	253,767
Pool# 4559 5.00%, 10/20/39	368,587	401,436
Pool# 4715 5.00%, 06/20/40	369,667	409,473

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
GNMA II Pool (continued)
Pool# 4747 5.00%, 07/20/40	$206,808	$227,651
Pool# 4771 4.50%, 08/20/40	625,722	673,087
Pool# 4834 4.50%, 10/20/40	1,608,324	1,728,160
Pool# 737727 4.00%, 12/20/40	1,120,830	1,196,534
Pool# 737730 4.00%, 12/20/40	344,555	367,926
Pool# 4923 4.50%, 01/20/41	231,533	247,958
Pool# 4978 4.50%, 03/20/41	35,359	37,867
Pool# 5017 4.50%, 04/20/41	391,096	418,789
Pool# 5082 4.50%, 06/20/41	650,062	696,122
Pool# 5175 4.50%, 09/20/41	465,944	498,972
Pool# 675523 3.50%, 03/20/42	445,316	464,224
Pool# MA0392 3.50%, 09/20/42	1,643,827	1,715,147
Pool# MA0534 3.50%, 11/20/42	924,192	964,291
Pool# MA0852 3.50%, 03/20/43	1,008,083	1,051,823
Pool# MA0934 3.50%, 04/20/43	1,192,144	1,243,871
Pool# AF1001 3.50%, 06/20/43	334,356	349,012
Pool# MA1376 4.00%, 10/20/43	1,067,277	1,130,234
Pool# MA2824 2.50%, 05/20/45	477,597	468,371
Pool# MA2891 3.00%, 06/20/45	2,520,997	2,559,856
Pool# MA3034 3.50%, 08/20/45	297,457	309,542
Pool# AO1103 3.50%, 09/20/45	711,296	741,019
Pool# AO1099 3.50%, 09/20/45	24,288	25,303
Pool# MA3173 3.50%, 10/20/45	18,165	18,903
Pool# MA3243 3.00%, 11/20/45	234,098	237,707
Pool# MA3309 3.00%, 12/20/45	472,217	479,496
Pool# MA3876 4.50%, 08/20/46	30,689	32,632
Pool# MA3939 4.50%, 09/20/46	18,000	19,140
Pool# MA4004 3.50%, 10/20/46	1,119,118	1,163,788
Pool# MA4069 3.50%, 11/20/46	1,940,042	2,017,478
Pool# MA4126 3.00%, 12/20/46	1,686,823	1,712,824
Pool# MA4127 3.50%, 12/20/46	2,946,285	3,063,885
Pool# MA4262 3.50%, 02/20/47	4,543,882	4,725,486
Pool# MA4263 4.00%, 02/20/47	340,349	358,659
Pool# MA4382 3.50%, 04/20/47	1,850,819	1,924,791
Pool# AZ1974 3.50%, 04/20/47	266,294	277,681
Pool# MA4383 4.00%, 04/20/47	454,526	479,874
Pool# MA4384 4.50%, 04/20/47	43,302	46,085
Pool# MA4452 4.00%, 05/20/47	2,695,667	2,846,421
Pool# MA4511 4.00%, 06/20/47	299,356	316,193
Pool# MA4512 4.50%, 06/20/47	55,986	59,621
Pool# MA4587 4.00%, 07/20/47	1,523,000	1,604,885
GNMA TBA 5.00%, 03/20/39	975,000	1,047,211
4.50%, 10/20/41	181,000	192,199
3.00%, 11/15/42	500,000	506,939
4.00%, 06/20/44	3,536,500	3,723,271
3.50%, 12/20/44	6,363,000	6,611,555
3.00%, 02/20/45	15,193,000	15,413,772
2.50%, 08/15/47	300,000	293,980

Total Mortgage-Backed Securities (cost $264,716,780)		265,821,727

Municipal Bonds 0.7%

	Principal Amount	Market Value
California 0.3%
Bay Area Toll Authority, RB, Series F-2, 6.26%, 04/01/49	150,000	218,121
California State, GO, 7.60%, 11/01/40	100,000	156,422
East Bay Municipal Utility District, RB, 5.87%, 06/01/40	100,000	131,007
Los Angeles Community College District, GO, 6.75%, 08/01/49	100,000	152,142
Los Angeles Unified School District, GO, Series RY, 6.76%, 07/01/34	100,000	138,770
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	210,000	307,732
San Diego County Water Authority, RB, Series B, 6.14%, 05/01/49	125,000	169,700
Santa Clara Valley Transportation Authority, RB, Series A, 5.88%, 04/01/32	200,000	246,606
State of California, GO 7.55%, 04/01/39	125,000	193,528
7.63%, 03/01/40	320,000	493,821
University of California, RB Series AX, 3.06%, 07/01/25	50,000	50,821
Series R, 5.77%, 05/15/43	50,000	64,089
Series AD, 4.86%, 05/15/12	200,000	208,818

		2,531,577

Connecticut 0.0%†
State of Connecticut, GO, Series D, 5.09%, 10/01/30	200,000	217,980

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 04/01/57	150,000	191,484

Illinois 0.1%
State of Illinois, GO 5.88%, 03/01/19	100,000	104,129

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
Illinois (continued)
State of Illinois, GO (continued) 5.10%, 06/01/33	$535,000	$535,444

		639,573

Massachusetts 0.0%†
Commonwealth of Massachusetts, RB, Series A, 5.73%, 06/01/40	150,000	192,402

New Jersey 0.1%
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 02/15/29	150,000	184,133
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 01/01/40	215,000	325,099
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 05/01/40	250,000	299,635

		808,867

New York 0.1%
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/39	140,000	211,268
New York City Municipal Water Finance Authority, Water and Sewer System Revenue Taxable, Second General Resolution, RB, 5.88%, 06/15/44	100,000	137,283
New York City Transitional Finance Authority, Future Tax Secured, RB, Series B, 5.57%, 11/01/38	100,000	124,557
Port Authority of New York & New Jersey, RB 6.04%, 12/01/29	300,000	386,601
4.46%, 10/01/62	100,000	110,452

		970,161

Oregon 0.0%†
Oregon School Boards Association, Limited Tax Pension, GO, AGM Insured, 5.53%, 06/30/28	200,000	234,624

Texas 0.1%
Dallas Independent School District, Texas School Building, GO, PSF-GTD, 6.45%, 02/15/35	150,000	171,818
Texas State Taxable Build America Bond, GO, 5.52%, 04/01/39	50,000	64,538
Texas Transportation Commission, RB, Series B, 5.18%, 04/01/30	100,000	118,185

		354,541

Wisconsin 0.0%†
State of Wisconsin Bond, RB, Series C, 3.15%, 05/01/27	20,000	20,184

Total Municipal Bonds (cost $5,243,147)		6,161,393

Supranational 1.7%

	Principal Amount	Market Value
African Development Bank, 1.38%, 02/12/20	500,000	496,811
Asian Development Bank 1.50%, 09/28/18	500,000	500,544
1.75%, 01/10/20	500,000	502,007
1.50%, 01/22/20	750,000	748,310
1.75%, 06/08/21	500,000	498,285
European Bank for Reconstruction & Development, 1.00%, 09/17/18	500,000	497,284
European Investment Bank 1.13%, 08/15/18	500,000	498,580
1.25%, 12/16/19	1,000,000	991,910
1.38%, 06/15/20	500,000	495,665
1.63%, 06/15/21	500,000	495,809
1.38%, 09/15/21	1,000,000	977,792
2.25%, 03/15/22	750,000	758,115
2.50%, 10/15/24	500,000	507,253
Inter-American Development Bank 1.75%, 08/24/18	500,000	501,852
1.75%, 10/15/19	1,000,000	1,004,470
1.63%, 05/12/20	750,000	749,314
1.88%, 03/15/21	250,000	250,255
2.13%, 01/18/22	500,000	504,209
International Bank for Reconstruction & Development 0.88%, 08/15/19	2,000,000	1,974,244
1.88%, 10/07/19	1,000,000	1,007,093
1.13%, 11/27/19	1,000,000	990,232
7.63%, 01/19/23	677,000	866,360

		15,816,394

Total Supranational (cost $15,714,546)		15,816,394

U.S. Government Agency Securities 1.5%

	Principal Amount	Market Value
FHLB 1.88%, 11/29/21	1,200,000	1,205,155
5.50%, 07/15/36	300,000	405,307
FHLMC 3.75%, 03/27/19	1,475,000	1,532,531
1.13%, 08/12/21	1,137,000	1,108,892
2.38%, 01/13/22	2,000,000	2,045,042
6.75%, 09/15/29	388,000	548,884
6.75%, 03/15/31	400,000	579,855
6.25%, 07/15/32	365,000	517,710
FNMA 1.00%, 08/28/19	3,500,000	3,469,200
1.25%, 08/17/21	785,000	769,754
2.13%, 04/24/26	1,000,000	977,422
6.25%, 05/15/29	500,000	678,201
Tennessee Valley Authority 4.88%, 01/15/48	300,000	373,962

Total U.S. Government Agency Securities (cost $13,664,831)		14,211,915

U.S. Treasury Obligations 37.1%

	Principal Amount	Market Value
U.S. Treasury Bond 8.13%, 08/15/19	1,500,000	1,703,321
8.50%, 02/15/20	700,000	823,949
8.13%, 05/15/21	2,800,000	3,462,486
8.13%, 08/15/21	1,800,000	2,249,438
6.25%, 08/15/23	869,000	1,081,056
6.00%, 02/15/26	1,444,500	1,872,658
5.00%, 05/15/37	1,500,000	2,044,571
4.38%, 02/15/38	1,000,000	1,264,766
3.50%, 02/15/39	500,000	560,723
4.50%, 08/15/39	185,000	237,935

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Treasury Obligations (continued)

	Principal Amount	Market Value
U.S. Treasury Bond (continued) 4.38%, 11/15/39	$280,000	$354,276
4.38%, 05/15/40	550,000	696,653
3.88%, 08/15/40	600,000	708,703
4.25%, 11/15/40	500,000	623,535
4.75%, 02/15/41	2,000,000	2,672,110
3.75%, 08/15/41	2,500,000	2,902,638
3.13%, 11/15/41	4,300,000	4,513,486
3.13%, 02/15/42	3,250,000	3,409,708
2.88%, 05/15/43	2,250,000	2,249,298
3.63%, 08/15/43	2,000,000	2,278,750
3.75%, 11/15/43	1,850,000	2,153,370
3.63%, 02/15/44	1,000,000	1,140,820
3.38%, 05/15/44	1,700,000	1,859,242
3.13%, 08/15/44	2,400,000	2,509,781
3.00%, 11/15/44	8,000,000	8,170,936
3.00%, 05/15/45	800,000	816,062
2.88%, 08/15/45	1,750,000	1,741,796
3.00%, 11/15/45	3,200,000	3,262,749
2.50%, 02/15/46	2,500,000	2,302,050
2.50%, 05/15/46	2,450,000	2,254,287
2.25%, 08/15/46	1,800,000	1,566,281
2.88%, 11/15/46	3,200,000	3,180,998
3.00%, 02/15/47	2,400,000	2,446,126
3.00%, 05/15/47	1,500,000	1,530,175
U.S. Treasury Note 0.75%, 10/31/18	1,000,000	993,516
1.25%, 11/30/18	2,000,000	1,998,906
1.38%, 11/30/18	4,000,000	4,004,376
1.25%, 12/31/18	8,000,000	7,994,688
1.38%, 12/31/18	10,750,000	10,760,503
1.50%, 12/31/18	2,000,000	2,005,312
1.13%, 01/15/19	1,750,000	1,745,284
1.50%, 01/31/19	7,000,000	7,019,684
1.38%, 02/28/19	5,000,000	5,004,295
1.50%, 02/28/19	5,000,000	5,013,280
1.00%, 03/15/19	3,000,000	2,984,532
1.25%, 03/31/19	5,000,000	4,993,360
1.50%, 03/31/19	2,000,000	2,005,860
1.13%, 05/31/19	2,000,000	1,992,734
1.50%, 05/31/19	1,000,000	1,002,891
1.00%, 06/30/19	1,000,000	993,672
1.63%, 06/30/19	2,000,000	2,010,312
1.00%, 08/31/19	2,000,000	1,985,234
1.63%, 08/31/19	2,500,000	2,513,280
1.75%, 09/30/19	3,000,000	3,023,790
1.50%, 11/30/19	7,000,000	7,016,135
1.13%, 12/31/19	4,000,000	3,973,592
1.63%, 12/31/19	3,990,000	4,010,106
1.38%, 01/31/20	5,500,000	5,493,983
3.63%, 02/15/20	2,610,000	2,752,736
1.25%, 02/29/20	2,100,000	2,090,239
1.38%, 02/29/20	6,000,000	5,989,686
1.38%, 03/31/20	2,500,000	2,495,313
1.13%, 04/30/20	1,500,000	1,486,700
1.50%, 05/15/20	6,500,000	6,504,316
3.50%, 05/15/20	2,000,000	2,110,860
1.50%, 05/31/20	4,500,000	4,501,935
1.50%, 07/15/20	3,500,000	3,499,590
1.38%, 08/31/20	1,000,000	995,312
2.13%, 08/31/20	2,000,000	2,035,546
1.75%, 10/31/20	5,500,000	5,532,010
2.63%, 11/15/20	2,360,000	2,438,819
1.63%, 11/30/20	2,000,000	2,002,344
1.75%, 12/31/20	8,000,000	8,038,752
2.13%, 01/31/21	4,000,000	4,068,592
3.63%, 02/15/21	2,500,000	2,672,655
1.25%, 03/31/21	2,000,000	1,971,484
3.13%, 05/15/21	4,750,000	5,004,386
1.38%, 05/31/21	2,000,000	1,977,188
1.13%, 06/30/21	2,000,000	1,956,796
2.13%, 06/30/21	300,000	304,957
2.25%, 07/31/21	3,300,000	3,369,224
1.13%, 09/30/21	1,900,000	1,853,465
2.00%, 11/15/21	1,000,000	1,010,820
1.75%, 11/30/21	2,000,000	1,999,296
1.88%, 11/30/21	2,000,000	2,009,922
2.00%, 12/31/21	2,000,000	2,018,906
1.50%, 01/31/22	5,000,000	4,938,475
1.75%, 02/28/22	7,000,000	6,986,056
1.88%, 02/28/22	3,500,000	3,512,988
1.75%, 03/31/22	4,000,000	3,989,844
1.75%, 04/30/22	2,000,000	1,993,672
1.88%, 04/30/22	2,000,000	2,004,922
1.75%, 05/15/22	1,700,000	1,694,953
1.75%, 05/31/22	2,000,000	1,993,124
1.75%, 06/30/22	1,000,000	996,094
2.13%, 06/30/22	500,000	506,699
1.88%, 07/31/22	4,000,000	4,007,968
2.00%, 07/31/22	4,500,000	4,532,872
1.63%, 08/15/22	1,200,000	1,187,344
1.88%, 08/31/22	3,500,000	3,503,283
2.00%, 11/30/22	2,200,000	2,211,086
2.13%, 12/31/22	1,000,000	1,010,781
1.75%, 01/31/23	1,500,000	1,485,879
1.50%, 02/28/23	2,000,000	1,953,594
1.50%, 03/31/23	2,500,000	2,440,333
1.63%, 05/31/23	2,000,000	1,962,032
1.38%, 06/30/23	2,700,000	2,608,559
2.50%, 08/15/23	3,800,000	3,910,436
1.38%, 08/31/23	700,000	674,843
1.38%, 09/30/23	3,000,000	2,889,375
2.75%, 11/15/23	3,000,000	3,129,960
2.13%, 11/30/23	3,900,000	3,923,310
2.25%, 01/31/24	1,000,000	1,011,992
2.75%, 02/15/24	1,500,000	1,563,925
2.13%, 02/29/24	3,500,000	3,513,398
2.13%, 03/31/24	1,000,000	1,003,281
2.50%, 05/15/24	500,000	513,320
2.00%, 05/31/24	1,500,000	1,491,329
2.00%, 06/30/24	1,500,000	1,490,274
2.25%, 11/15/24	3,160,000	3,184,439
2.00%, 02/15/25	3,645,000	3,603,994
2.13%, 05/15/25	4,600,000	4,581,853
2.00%, 08/15/25	4,700,000	4,630,233
2.25%, 11/15/25	3,500,000	3,507,931
1.63%, 05/15/26	190,000	180,515
1.50%, 08/15/26	1,000,000	937,656
2.00%, 11/15/26	700,000	683,840
2.25%, 02/15/27	1,300,000	1,295,785
2.38%, 05/15/27	4,000,000	4,028,592

Total U.S. Treasury Obligations (cost $349,229,663)		351,146,746

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Short-Term Investments 7.5%

	Shares	Market Value
Money Market Funds 7.5%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.91%,(f)(g)	146,967	$146,967
Fidelity Investments Money Market Prime Money Market Portfolio — Institutional Class, 1.22%,(f)	71,156,027	71,184,489

		71,331,456

	Principal Amount	Market Value
U.S. Government Agency Security 0.0%†
Financing Corp., 9.80%, 11/30/17	$12,000	12,358

Total Short-Term Investments (cost $71,343,634)		71,343,814

Repurchase Agreement 0.2%

	Principal Amount	Market Value
Royal Bank of Canada, 1.02%, dated 07/31/17, due 08/01/17, repurchase price $1,733,191, collateralized by U.S. Treasury Notes, ranging from 1.75% - 2.00%, maturing 10/31/20 - 04/30/24; total market value $1,767,810.(g)	1,733,142	1,733,142

Total Repurchase Agreement (cost $1,733,142)		1,733,142

Total Investments (cost $993,351,898)(h) — 106.6%		1,008,526,717
Liabilities in excess of other assets — (6.6)%		(62,464,032)

NET ASSETS — 100.0%		$946,062,685

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2017. The maturity date represents the actual maturity date.
(b)	The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $1,819,366, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $146,967 and $1,733,142, respectively, a total value of $1,880,109.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2017 was $3,314,872 which represents 0.35% of net assets.
(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2017.
(e)	Investment in affiliate.
(f)	Represents 7-day effective yield as of July 31, 2017.
(g)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2017 was $1,880,109.
(h)	At July 31, 2017, the tax basis cost of the Fund’s investments was $993,443,815, tax unrealized appreciation and depreciation were $19,823,249 and $(4,740,347), respectively.
†	Amount rounds to less than 0.1%.

ACES	Alternative Credit Enhancement Services
AG	Stock Corporation
AGM	Assured Guaranty Municipal Corporation
ASA	Stock Corporation
BV	Private Limited Liability Company
DAC	Designated Activity Company
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NATL	National Public Finance Guarantee Corporation
NV	Public Traded Company
plc	Public Limited Company
PSF-GTD	Priority Solidarity Fund Guaranteed
RB	Revenue Bond
RE	Reinsured
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SCS	Limited Partnership
SpA	Limited Share Company
TBA	To Be Announced
ULC	Unlimited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$4,748,491	$—	$4,748,491
Commercial Mortgage-Backed Securities	—	16,978,077	—	16,978,077
Corporate Bonds	—	245,220,022	—	245,220,022
Foreign Government Securities	—	15,344,996	—	15,344,996
Mortgage-Backed Securities	—	265,821,727	—	265,821,727
Municipal Bonds	—	6,161,393	—	6,161,393
Repurchase Agreement	—	1,733,142	—	1,733,142
Short-Term Investments	71,331,456	12,358	—	71,343,814
Supranational	—	15,816,394	—	15,816,394
U.S. Government Agency Securities	—	14,211,915	—	14,211,915
U.S. Treasury Obligations	—	351,146,746	—	351,146,746

Total	$71,331,456	$937,195,261	$—	$1,008,526,717

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Core Plus Bond Fund

Asset-Backed Security 0.4%

	Principal Amount	Market Value
Airlines 0.4%
American Airlines Pass-Through Trust, Series 2015-2, Class AA, 3.60%, 09/22/27	$4,763,315	$4,896,211

Total Asset-Backed Security (cost $4,763,314)		4,896,211

Collateralized Mortgage Obligations 0.4%

	Principal Amount	Market Value
FHLMC REMIC, Series 4039, Class ME, 2.00%, 12/15/40	1,151,494	1,142,623
Series 4026, Class WJ, 2.75%, 08/15/41	3,200,064	3,248,723

Total Collateralized Mortgage Obligations (cost $4,272,286)		4,391,346

Commercial Mortgage-Backed Security 0.7%

	Principal Amount	Market Value
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4, 3.72%, 12/15/48	8,500,000	8,919,660

Total Commercial Mortgage-Backed Security (cost $8,747,939)		8,919,660

Corporate Bonds 57.5%

	Principal Amount	Market Value
Aerospace & Defense 0.8%
Rockwell Collins, Inc., 3.20%, 03/15/24	5,000,000	5,107,185
Triumph Group, Inc., 5.25%, 06/01/22	4,520,000	4,260,100

		9,367,285

Auto Components 0.6%
American Axle & Manufacturing, Inc., 6.63%, 10/15/22(a)	2,113,000	2,192,237
Cooper Tire & Rubber Co., 8.00%, 12/15/19	1,550,000	1,728,250
Icahn Enterprises LP, 6.00%, 08/01/20	3,000,000	3,082,500

		7,002,987

Banks 6.6%
ABN AMRO Bank NV, 2.10%, 01/18/19(b)	15,000,000	15,062,805
Bank of America Corp., 4.00%, 04/01/24	10,000,000	10,562,290
Citigroup, Inc., 5.38%, 08/09/20	3,360,000	3,664,678
2.90%, 12/08/21	2,675,000	2,713,017
Series T, 6.25%, 08/15/26(c)	5,000,000	5,617,000
JPMorgan Chase & Co., 3.63%, 05/13/24	4,250,000	4,412,150
KeyBank NA, 1.70%, 06/01/18	14,865,000	14,886,316
Mizuho Financial Group, Inc., 2.95%, 02/28/22	7,000,000	7,067,249
Sumitomo Mitsui Financial Group, Inc., 3.36%, 07/12/27	3,000,000	3,028,392
Wells Fargo & Co., Series K, 7.98%, 03/15/18(c)	5,430,000	5,626,838
Wells Fargo Bank NA, 1.65%, 01/22/18	6,485,000	6,491,680

		79,132,415

Beverages 0.3%
PepsiCo, Inc., 5.00%, 06/01/18	3,500,000	3,601,339

Biotechnology 0.2%
AbbVie, Inc., 3.20%, 05/14/26	2,000,000	1,999,104

Capital Markets 4.0%
Ares Capital Corp., 3.63%, 01/19/22	9,095,000	9,247,760
FMR LLC, 4.95%, 02/01/33(b)	3,400,000	3,760,940
Goldman Sachs Group, Inc. (The), 2.35%, 11/15/21	2,600,000	2,577,094
2.31%, 07/24/23(d)	5,000,000	5,005,165
2.90%, 07/24/23(d)	4,500,000	4,506,786
3.85%, 07/08/24	5,850,000	6,079,291
Morgan Stanley, 7.25%, 04/01/32	5,600,000	7,711,452
MSCI, Inc., 5.25%, 11/15/24(b)	5,000,000	5,337,500
Raymond James Financial, Inc., 8.60%, 08/15/19	3,580,000	4,041,269

		48,267,257

Chemicals 1.0%
Blue Cube Spinco, Inc., 9.75%, 10/15/23	2,765,000	3,373,300
Methanex Corp., 4.25%, 12/01/24	4,000,000	3,966,664
Sherwin-Williams Co. (The), 1.35%, 12/15/17	5,000,000	4,996,555

		12,336,519

Commercial Services & Supplies 1.6%
LSC Communications, Inc., 8.75%, 10/15/23(b)	4,500,000	4,725,000
Pitney Bowes, Inc., 5.60%, 03/15/18	665,000	681,124
3.88%, 05/15/22	5,000,000	5,080,260
Prime Security Services Borrower LLC, 9.25%, 05/15/23(b)	7,800,000	8,697,000

		19,183,384

Construction & Engineering 0.3%
Fluor Corp., 3.38%, 09/15/21	3,860,000	4,012,563

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Consumer Finance 0.7%
Capital One Financial Corp., 1.94%, 05/12/20(d)	$5,400,000	$5,427,540
Navient Corp., 6.50%, 06/15/22	3,000,000	3,195,000

		8,622,540

Diversified Financial Services 1.2%
Block Financial LLC, 4.13%, 10/01/20	2,385,000	2,484,414
5.25%, 10/01/25	6,000,000	6,486,180
Jefferies Finance LLC, 7.25%, 08/15/24(b)	3,750,000	3,759,375
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	1,620,000	1,793,607

		14,523,576

Diversified Telecommunication Services 1.7%
AT&T, Inc., 3.60%, 02/17/23	4,000,000	4,137,708
4.90%, 08/14/37	8,665,000	8,620,054
CenturyLink, Inc., Series Y, 7.50%, 04/01/24(a)	4,060,000	4,410,175
Verizon Communications, Inc., 4.40%, 11/01/34	3,825,000	3,756,617

		20,924,554

Electrical Equipment 0.4%
Emerson Electric Co., 4.88%, 10/15/19	4,933,000	5,253,157

Electronic Equipment, Instruments & Components 1.3%
Arrow Electronics, Inc., 3.88%, 01/12/28	3,000,000	3,024,741
Corning, Inc., 7.25%, 08/15/36	9,932,000	12,063,079

		15,087,820

Energy Equipment & Services 0.1%
Bristow Group, Inc., 6.25%, 10/15/22	1,075,000	696,063

Equity Real Estate Investment Trusts (REITs) 0.6%
DuPont Fabros Technology LP, 5.63%, 06/15/23	1,770,000	1,890,024
Government Properties Income Trust, 4.00%, 07/15/22	3,500,000	3,500,199
Uniti Group LP, 8.25%, 10/15/23	1,250,000	1,287,500

		6,677,723

Food & Staples Retailing 0.9%
Sysco Corp., 1.90%, 04/01/19	4,310,000	4,320,534
6.63%, 03/17/39	5,054,000	6,705,869

		11,026,403

Food Products 0.9%
Wells Enterprises, Inc., 6.75%, 02/01/20(b)	2,215,000	2,291,417
Wm Wrigley Jr Co., 2.00%, 10/20/17(b)	8,658,000	8,665,654

		10,957,071

Health Care Providers & Services 1.1%
HCA, Inc., 5.88%, 03/15/22	2,500,000	2,765,000
MEDNAX, Inc., 5.25%, 12/01/23(b)	4,191,000	4,316,730
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(b)	2,000,000	2,150,000
UnitedHealth Group, Inc., 1.40%, 12/15/17	4,430,000	4,429,925

		13,661,655

Hotels, Restaurants & Leisure 0.1%
Wyndham Worldwide Corp., 4.50%, 04/01/27	1,500,000	1,557,794

Household Durables 0.8%
NVR, Inc., 3.95%, 09/15/22	9,464,000	9,940,853

Household Products 0.2%
Central Garden & Pet Co., 6.13%, 11/15/23	2,523,000	2,699,610

Insurance 5.0%
Alterra Finance LLC, 6.25%, 09/30/20	5,000,000	5,569,760
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/24(a)	3,625,000	3,902,425
Brighthouse Financial, Inc., 3.70%, 06/22/27(b)	3,000,000	2,970,561
Montpelier Re Holdings Ltd., 4.70%, 10/15/22	4,052,000	4,383,060
Navigators Group, Inc. (The), 5.75%, 10/15/23	5,000,000	5,367,755
Old Republic International Corp., 4.88%, 10/01/24	7,964,000	8,586,984
Provident Cos., Inc., 7.00%, 07/15/18	6,200,000	6,502,926
Prudential Financial, Inc., 8.87%, 06/15/38(d)	8,770,000	9,265,505
RenRe North America Holdings, Inc., 5.75%, 03/15/20	2,350,000	2,527,282
Torchmark Corp., 9.25%, 06/15/19	3,910,000	4,423,797
7.88%, 05/15/23	2,975,000	3,618,109
Willis North America, Inc., 3.60%, 05/15/24	3,000,000	3,065,790

		60,183,954

Internet Software & Services 1.0%
eBay, Inc., 3.60%, 06/05/27	12,425,000	12,334,509

IT Services 0.7%
Western Union Co. (The), 3.60%, 03/15/22	7,850,000	8,059,155

Machinery 0.8%
BCD Acquisition, Inc., 9.63%, 09/15/23(b)	5,500,000	6,050,000
CNH Industrial Capital LLC, 4.88%, 04/01/21	3,000,000	3,174,600

		9,224,600

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media 2.1%
Charter Communications Operating LLC, 6.38%, 10/23/35	$3,000,000	$3,509,784
Comcast Cable Holdings LLC, 9.88%, 06/15/22	1,165,000	1,477,028
Cox Communications, Inc., 3.50%, 08/15/27(b)	10,000,000	9,937,020
Discovery Communications LLC, 3.80%, 03/13/24	3,000,000	3,041,820
Omnicom Group, Inc., 3.60%, 04/15/26	7,416,000	7,524,414

		25,490,066

Metals & Mining 0.2%
Kinross Gold Corp., 4.50%, 07/15/27(b)	2,000,000	1,992,500

Multiline Retail 1.3%
Dillard’s, Inc., 7.13%, 08/01/18	1,775,000	1,853,650
7.75%, 07/15/26	1,845,000	2,144,953
Kohl’s Corp., 4.75%, 12/15/23	3,000,000	3,133,881
Macy’s Retail Holdings, Inc., 6.38%, 03/15/37	7,675,000	7,971,892

		15,104,376

Multi-Utilities 1.7%
Dominion Energy, Inc., Series A, 1.40%, 09/15/17	10,548,000	10,548,485
2.58%, 07/01/20	5,000,000	5,047,050
Series B, 2.75%, 01/15/22	4,200,000	4,231,143

		19,826,678

Oil, Gas & Consumable Fuels 5.9%
Antero Resources Corp., 5.00%, 03/01/25	3,250,000	3,201,250
Boardwalk Pipelines LP, 4.95%, 12/15/24	4,500,000	4,800,280
CITGO Petroleum Corp., 6.25%, 08/15/22(b)	4,000,000	4,070,000
Enbridge, Inc., 3.70%, 07/15/27	2,000,000	2,029,566
Enterprise Products Operating LLC, 3.75%, 02/15/25	6,250,000	6,497,469
Enviva Partners LP, 8.50%, 11/01/21(b)	8,850,000	9,381,000
Exxon Mobil Corp., 2.22%, 03/01/21	3,875,000	3,912,045
HollyFrontier Corp., 5.88%, 04/01/26	11,300,000	12,168,575
PBF Holding Co. LLC, 7.00%, 11/15/23(a)	6,390,000	6,421,950
7.25%, 06/15/25(b)	3,000,000	2,940,000
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	3,450,000	3,877,990
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(b)	3,000,000	2,940,600
TransCanada PipeLines Ltd., 3.13%, 01/15/19	2,275,000	2,314,512
Valero Energy Corp., 8.75%, 06/15/30	2,500,000	3,426,550
7.50%, 04/15/32	2,641,000	3,436,416

		71,418,203

Paper & Forest Products 0.8%
Louisiana-Pacific Corp., 4.88%, 09/15/24	6,200,000	6,347,250
PH Glatfelter Co., 5.38%, 10/15/20	2,745,000	2,799,900

		9,147,150

Pharmaceuticals 1.2%
Eli Lilly & Co., 3.10%, 05/15/27	3,000,000	3,049,155
Johnson & Johnson, 2.45%, 03/01/26	4,500,000	4,426,092
Merck & Co., Inc., 3.88%, 01/15/21	5,921,000	6,283,223
Wyeth LLC, 6.45%, 02/01/24	1,000,000	1,215,180

		14,973,650

Professional Services 0.4%
Dun & Bradstreet Corp. (The), 3.50%, 12/01/17	4,762,000	4,788,901

Road & Rail 0.9%
Avis Budget Car Rental LLC, 5.50%, 04/01/23(a)	3,200,000	3,224,000
SMBC Aviation Capital Finance DAC, 3.00%, 07/15/22(b)	7,500,000	7,527,803

		10,751,803

Semiconductors & Semiconductor Equipment 0.3%
Microsemi Corp., 9.13%, 04/15/23(b)	1,042,000	1,198,300
QUALCOMM, Inc., 3.25%, 05/20/27	2,000,000	2,014,220

		3,212,520

Software 1.7%
Autodesk, Inc., 3.50%, 06/15/27	5,610,000	5,581,445
Electronic Arts, Inc., 4.80%, 03/01/26	4,115,000	4,535,162
Microsoft Corp., 2.40%, 08/08/26	11,050,000	10,661,548

		20,778,155

Specialty Retail 1.9%
Advance Auto Parts, Inc., 4.50%, 12/01/23	6,585,000	7,031,470
Foot Locker, Inc., 8.50%, 01/15/22	990,000	1,153,350
L Brands, Inc., 7.00%, 05/01/20	2,000,000	2,197,500
6.95%, 03/01/33	5,800,000	5,582,500
Rent-A-Center, Inc., 6.63%, 11/15/20(a)	7,665,000	7,300,912

		23,265,732

Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc., 2.85%, 05/11/24	13,135,000	13,278,447
Dell International LLC, 7.13%, 06/15/24(b)	3,000,000	3,338,394
8.10%, 07/15/36(b)	5,291,000	6,671,443
Diebold Nixdorf, Inc., 8.50%, 04/15/24	6,250,000	6,820,312

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	$8,500,000	$8,998,100
Seagate HDD Cayman, 4.25%, 03/01/22(b)	3,000,000	2,993,724
Western Digital Corp., 10.50%, 04/01/24	9,250,000	10,949,688

		53,050,108

Textiles, Apparel & Luxury Goods 0.2%
Coach, Inc., 4.13%, 07/15/27	2,000,000	2,013,432

Thrifts & Mortgage Finance 0.1%
Radian Group, Inc., 7.00%, 03/15/21	1,500,000	1,678,125

Tobacco 0.4%
Vector Group Ltd., 6.13%, 02/01/25(b)	5,000,000	5,150,000

Trading Companies & Distributors 0.6%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22(b)	4,000,000	4,150,000
United Rentals North America, Inc., 5.88%, 09/15/26	2,285,000	2,459,231

		6,609,231

Wireless Telecommunication Services 0.5%
Hughes Satellite Systems Corp., 7.63%, 06/15/21	5,050,000	5,794,875

Total Corporate Bonds (cost $679,478,588)		691,379,395

Mortgage-Backed Securities 19.7%

	Principal Amount	Market Value
FHLMC Gold Pool
Pool# J14732 4.00%, 03/01/26	48	50
Pool# C91768 3.50%, 07/01/34	7,861,105	8,207,149
Pool# G30692 3.50%, 08/01/34	9,459,539	9,914,155
Pool# G30782 3.50%, 02/01/35	2,924,354	3,053,138
Pool# C91846 3.00%, 09/01/35	2,625,501	2,686,352
Pool# C91859 3.50%, 12/01/35	2,910,123	3,038,439
Pool# C91868 3.50%, 04/01/36	7,005,274	7,314,248
Pool# G05963 4.50%, 04/01/40	445,735	479,816
Pool# A95406 4.00%, 12/01/40	1,434,607	1,517,001
Pool# G60438 3.00%, 01/01/41	7,386,629	7,442,328
Pool# A96464 4.00%, 01/01/41	551,526	583,157
Pool# Q06025 4.00%, 02/01/42	1,863,221	1,984,031
Pool# Q10392 3.50%, 08/01/42	4,103,018	4,247,788
Pool# G08541 3.50%, 08/01/43	5,968,081	6,178,867
Pool# G08554 3.50%, 10/01/43	3,448,484	3,570,326
Pool# G08588 4.00%, 05/01/44	3,219,222	3,392,377
Pool# C09071 4.00%, 02/01/45	6,672,255	7,031,143
FNMA Pool
Pool# MA0848 3.50%, 09/01/26	5,743,108	5,987,074
Pool# AL4235 3.50%, 01/01/27	7,094,892	7,396,121
Pool# AL4180 3.50%, 09/01/28	3,478,171	3,625,845
Pool# MA2124 3.00%, 12/01/29	1,594,176	1,640,711
Pool# MA1165 3.00%, 09/01/32	1,016,144	1,040,856
Pool# AL6591 3.00%, 09/01/33	6,873,128	7,039,834
Pool# MA1608 3.50%, 10/01/33	8,856,178	9,263,994
Pool# MA2610 3.00%, 05/01/36	11,304,858	11,531,336
Pool# AE0311 3.50%, 08/01/40	7,011,658	7,259,816
Pool# AE3328 4.00%, 10/01/40	4,109,641	4,345,712
Pool# AB1845 4.00%, 11/01/40	7,726,880	8,168,928
Pool# AH0315 4.00%, 12/01/40	10,653,059	11,262,397
Pool# AH1107 4.00%, 12/01/40	803,203	858,031
Pool# AJ1407 4.00%, 09/01/41	3,863,829	4,082,380
Pool# AJ9278 3.50%, 12/01/41	7,676,162	7,938,350
Pool# AJ9323 3.00%, 01/01/42	4,335,199	4,344,304
Pool# AW8165 4.00%, 01/01/42	5,891,492	6,224,564
Pool# AJ8414 4.00%, 02/01/42	4,325,240	4,570,290
Pool# AB4696 4.00%, 03/01/42	2,741,814	2,916,537
Pool# AP2132 3.50%, 08/01/42	3,236,179	3,346,194
Pool# AP8288 3.00%, 09/01/42	6,668,757	6,715,563
Pool# AU2592 3.50%, 08/01/43	4,079,612	4,214,390
Pool# BE4201 4.00%, 01/01/45	11,052,251	11,643,088
Pool# AX4312 3.50%, 02/01/45	4,222,888	4,350,598
Pool# AZ7353 3.50%, 11/01/45	6,419,384	6,613,521
Pool# AS6408 3.50%, 01/01/46	9,712,323	10,006,047
Pool# BC0304 3.50%, 03/01/46	9,381,695	9,665,419

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

Market Value
Total Mortgage-Backed Securities (cost $237,579,673)	$236,692,265

Preferred Stocks 1.1%

	Shares	Market Value
Insurance 0.7%
Allstate Corp. (The), 6.75%, 10/15/18(e)	94,250	2,530,612
Maiden Holdings Ltd. 8.25%, 09/05/17(e)	10,000	254,300
6.63%, 06/14/46(e)	50,000	1,332,500
Maiden Holdings North America Ltd., 7.75%, 12/01/43(e)	126,000	3,402,000
PartnerRe Ltd., 7.25%, 04/29/21(e)	31,383	947,453

		8,466,865

Mortgage Real Estate Investment Trusts (REITs) 0.4%
Two Harbors Investment Corp., 7.63%, 07/27/27*(e)	180,000	4,561,200

Thrifts & Mortgage Finance 0.0%†
FHLMC, 8.38%, 12/31/17*(e)	35,000	231,000

Total Preferred Stocks (cost $13,278,712)		13,259,065

U.S. Treasury Obligations 17.1%

	Principal Amount	Market Value
U.S. Treasury Notes 1.38%, 08/31/20	17,500,000	17,417,960
1.75%, 05/31/22	2,300,000	2,292,093
1.50%, 02/28/23	15,200,000	14,847,314
1.63%, 04/30/23	18,030,000	17,703,206
1.75%, 05/15/23	13,285,000	13,127,241
2.13%, 02/29/24	19,435,000	19,509,397
2.00%, 02/15/25	20,000,000	19,775,000
2.13%, 05/15/25	20,865,000	20,782,688
2.00%, 08/15/25	21,885,000	21,560,139
2.25%, 11/15/25	12,000,000	12,027,192
1.63%, 05/15/26	5,000,000	4,750,390
2.00%, 11/15/26	20,050,000	19,587,126
2.25%, 02/15/27	11,675,000	11,637,150
2.38%, 05/15/27	10,300,000	10,373,624

Total U.S. Treasury Obligations (cost $205,760,889)		205,390,520

Short-Term Investments 2.5%

	Shares	Market Value
Money Market Fund 0.2%
Fidelity Investments Money Market Government Fund — Institutional Class, 0.91%(g)(h)	1,956,569	1,956,569

	Principal Amount	Market Value
U.S. Treasury Obligation 2.3%
U.S. Treasury Bill, 0.00%, 09/14/17(f)	28,000,000	$27,966,792

Total Short-Term Investments (cost $29,924,904)		29,923,361

Repurchase Agreement 1.9%

	Principal Amount	Market Value
Royal Bank of Canada, 1.02%, dated 07/31/17, due 08/01/17, repurchase price $23,073,944, collateralized by U.S. Treasury Notes, ranging from 1.75% — 2.00%, maturing 10/31/20 — 04/30/24; total market value $23,534,828.(h)	23,073,290	23,073,290

Total Repurchase Agreement (cost $23,073,290)		23,073,290

Total Investments (cost $1,206,879,595)(i) — 101.3%		1,217,925,113
Liabilities in excess of other assets — (1.3)%		(15,100,053)

NET ASSETS — 100.0%		$1,202,825,060

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $24,131,582, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $1,956,569 and $23,073,290, respectively, a total value of $25,029,859.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2017 was $130,077,766 which represents 10.81% of net assets.
(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2017. The maturity date reflects the next call date.
(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2017. The maturity date represents the actual maturity date.
(e)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of July 31, 2017.
(f)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(g)	Represents 7-day effective yield as of July 31, 2017.
(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2017 was $25,029,859.
(i)	At July 31, 2017, the tax basis cost of the Fund’s investments was $1,207,059,160, tax unrealized appreciation and depreciation were $16,501,788 and $(5,635,835), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Security	$—	$4,896,211	$—	$4,896,211
Collateralized Mortgage Obligations	—	4,391,346	—	4,391,346
Commercial Mortgage-Backed Security	—	8,919,660	—	8,919,660
Corporate Bonds	—	691,379,395	—	691,379,395
Mortgage-Backed Securities	—	236,692,265	—	236,692,265
Preferred Stocks	13,259,065	—	—	13,259,065
Repurchase Agreement	—	23,073,290	—	23,073,290
Short-Term Investments	1,956,569	27,966,792	—	29,923,361
U.S. Treasury Obligations	—	205,390,520	—	205,390,520

Total	$15,215,634	$1,202,709,479	$—	$1,217,925,113

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Emerging Markets Debt Fund

Corporate Bonds 25.9%

	Principal Amount		Market Value
Auto Components 0.7%
Nemak SAB de CV, 3.25%, 03/15/24(a)	EUR	578,000	$693,131

Banks 3.2%
Credit Bank of Moscow Via CBOM Finance plc, Reg. S, 5.88%, 11/07/21		$1,000,000	1,033,458
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB, Reg. S, 4.63%, 09/26/22		1,000,000	1,070,300
Shinhan Bank Co. Ltd., Reg. S, 3.88%, 03/24/26		625,000	631,348
Woori Bank, Reg. S, 4.75%, 04/30/24		330,000	345,998

			3,081,104

Capital Markets 1.0%
Israel Electric Corp. Ltd., Reg. S, Series 6, 5.00%, 11/12/24(a)		950,000	1,021,250

Chemicals 1.1%
Mexichem SAB de CV Reg. S, 4.88%, 09/19/22		500,000	536,500
Reg. S, 5.88%, 09/17/44		580,000	589,570

			1,126,070

Construction & Engineering 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)		208,000	223,829

Construction Materials 1.5%
Cemex SAB de CV, 7.75%, 04/16/26		476,000	546,210
Tecnoglass, Inc., 8.20%, 01/31/22(a)		850,000	893,563

			1,439,773

Diversified Financial Services 1.5%
Banco Nacional de Desenvolvimento Economico e Social, 4.75%, 05/09/24(a)		1,501,000	1,482,238

Diversified Telecommunication Services 1.0%
Columbus Cable Barbados Ltd., 7.38%, 03/30/21(a)		900,000	960,750

Electric Utilities 2.9%
Adani Transmission Ltd., 4.00%, 08/03/26(a)		500,000	501,711
AES Andres BV, Reg. S, 7.95%, 05/11/26		700,000	755,902
AES Argentina Generacion SA, 7.75%, 02/02/24(a)		1,000,000	1,039,970
Transelec SA, 3.88%, 01/12/29(a)		500,000	489,885

			2,787,468

Food Products 1.2%
Marfrig Holdings Europe BV, Reg. S, 6.88%, 06/24/19		1,100,000	1,133,000

Media 1.0%
Cablevision SA, Reg. S, 6.50%, 06/15/21		900,000	953,838

Metals & Mining 2.1%
First Quantum Minerals Ltd., 7.25%, 04/01/23(a)		987,000	1,016,610
Vedanta Resources plc, 6.38%, 07/30/22(a)		1,000,000	1,037,500

			2,054,110

Oil, Gas & Consumable Fuels 5.5%
Nostrum Oil & Gas Finance BV, 8.00%, 07/25/22(a)		1,450,000	1,457,830
Petrobras Global Finance BV 6.25%, 03/17/24		935,000	974,737
8.75%, 05/23/26		830,000	975,250
PTTEP Treasury Center Co. Ltd., 4.60%, 07/17/22(a)(b)		600,000	612,119
Tullow Oil plc, Reg. S, 6.25%, 04/15/22		1,450,000	1,337,625

			5,357,561

Paper & Forest Products 1.5%
Klabin Finance SA Reg. S, 5.25%, 07/16/24		1,450,000	1,482,625

Real Estate Management & Development 1.0%

Shimao Property Holdings Ltd., Reg. S, 8.38%, 02/10/22		900,000	992,192

Wireless Telecommunication Services 0.5%
Digicel Group Ltd., Reg. S, 8.25%, 09/30/20		540,000	517,725

Total Corporate Bonds (cost $23,706,286)			25,306,664

Foreign Government Securities 69.6%

	Principal Amount		Market Value
ARGENTINA 4.9%
Provincia de Buenos Aires Reg. S, 24.27%, 05/31/22(a)(c)	ARS	15,697,000	923,023
5.38%, 01/20/23	EUR	415,000	490,264
Republic of Argentina 26.25%, 06/21/20(c)	ARS	24,522,000	1,426,825
5.63%, 01/26/22		$1,300,000	1,332,500
7.13%, 06/28/17(a)		680,000	617,440

			4,790,052

BRAZIL 3.6%
Brazil Notas do Tesouro Nacional 10.00%, 01/01/23	BRL	4,060,000	1,321,049
6.00%, 05/15/45(d)		2,052,000	2,159,991

			3,481,040

CAMEROON 2.0%
Republic of Cameroon, Reg. S, 9.50%, 11/19/25		$1,636,000	1,922,562

COLOMBIA 2.6%
Titulos de Tesoreria, 3.50%, 03/10/21(d)	COP	7,548,933,000	2,575,723

COSTA RICA 2.3%
Republic of Costa Rica 4.38%, 04/30/25		$1,027,000	988,487
7.16%, 03/12/45		1,180,000	1,250,800

			2,239,287

CZECH REPUBLIC 1.0%
Republic of Czech, Reg. S, 0.45%, 10/25/23	CZK	22,000,000	1,009,572

DOMINICAN REPUBLIC 2.4%
Dominican Republic Bond, 16.95%, 02/04/22(a)	DOP	90,000,000	2,358,613

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount		Market Value
EGYPT 3.0%
Arab Republic of Egypt 6.13%, 01/31/22(a)		$650,000	$670,410
Reg. S, 5.88%, 06/11/25		2,300,000	2,275,344

			2,945,754

EL SALVADOR 1.6%
Republic of El Salvador
Reg. S, 5.88%, 01/30/25		1,713,000	1,548,124

HONDURAS 1.7%
Republic of Honduras Reg. S, 7.50%, 03/15/24		1,150,000	1,288,023
6.25%, 01/19/27(a)		360,000	378,749

			1,666,772

INDONESIA 6.4%
Republic of Indonesia 7.88%, 04/15/19	IDR	15,630,000,000	1,199,717
8.38%, 03/15/24		19,000,000,000	1,540,225
8.38%, 09/15/26		30,228,000,000	2,453,586
6.63%, 05/15/33		15,550,000,000	1,080,743

			6,274,271

IVORY COAST 1.5%
Republic of Cote d’Ivoire, Reg. S, 6.13%, 06/15/33		$1,500,000	1,468,875

KAZAKHSTAN 2.0%
Republic of Kazakhstan, Reg. S, 4.88%, 10/14/44		1,979,000	1,996,415

KUWAIT 1.7%
Kuwait Government Bond, 2.75%, 03/20/22(a)		1,673,000	1,685,213

LEBANON 1.5%
Lebanon Government Bond, Reg. S, 6.00%, 01/27/23		1,442,000	1,422,677

MEXICO 5.2%
Mexican Bonos 8.00%, 12/07/23	MXN	65,300,000	3,898,560
7.50%, 06/03/27		20,000,000	1,174,756

			5,073,316

MOROCCO 1.8%
Kingdom of Morocco
Reg. S, 4.25%, 12/11/22		$1,405,000	1,484,312
Reg. S, 5.50%, 12/11/42		203,000	226,065

			1,710,377

PANAMA 2.0%
Republic of Panama 8.88%, 09/30/27		685,000	981,262
9.38%, 04/01/29		666,000	992,340

			1,973,602

PARAGUAY 3.0%
Republic of Paraguay Reg. S, 4.63%, 01/25/23		2,550,000	2,675,715
4.70%, 03/27/27(a)		242,000	251,377

			2,927,092

PERU 1.1%
Peruvian Bonos de Tesoreria, 6.15%, 08/12/32	PEN	3,345,000	1,056,824

POLAND 3.7%
Republic of Poland, 3.25%, 07/25/19	PLN	12,498,000	3,569,963

RUSSIA 2.1%
Russian Federal Bond — OFZ, 6.70%, 05/15/19	RUB	125,000,000	2,049,904

SENEGAL 2.2%
Republic of Senegal Reg. S, 6.25%, 07/30/24		1,403,000	1,494,195
6.25%, 05/23/33(a)		680,000	698,700

			2,192,895

SERBIA 2.0%
Republic of Serbia, Reg. S, 7.25%, 09/28/21		$1,654,000	1,917,879

SOUTH AFRICA 3.1%
Republic of South Africa 7.00%, 02/28/31	ZAR	34,425,000	2,161,118
8.50%, 01/31/37		13,500,000	916,265

			3,077,383

THAILAND 2.6%
Kingdom of Thailand, Reg. S, 1.25%, 03/12/28(d)	THB	91,569,113	2,582,903

UKRAINE 0.7%
Ukraine Government Bond Reg. S, 7.75%, 09/01/19		$378,000	392,720
Reg. S, 7.75%, 09/01/23		293,000	296,419

			689,139

URUGUAY 0.9%
Oriental Republic of Uruguay, 9.88%, 06/20/22(a)	UYU	22,114,000	831,945

VIETNAM 1.0%
Socialist Republic of Vietnam, Reg. S, 6.75%, 01/29/20		$870,000	948,337

Total Foreign Government Securities (cost $65,878,294)			67,986,509

Supranational 0.8%

	Principal Amount		Market Value
Banque Ouest Africaine de Developpement, 5.00%, 07/27/27(a)		800,000	800,400

Total Supranational (cost $784,608)			800,400

Total Investments (cost $90,369,188)(e) — 96.3%			94,093,573
Other assets in excess of liabilities — 3.7%			3,569,281

NET ASSETS — 100.0%			$97,662,854

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2017 was $20,646,256 which represents 21.14% of net assets.
(b)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2017. The maturity date reflects the next call date.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2017. The maturity date represents the actual maturity date.
(d)	Principal amounts are not adjusted for inflation.
(e)	At July 31, 2017, the tax basis cost of the Fund’s investments was $90,369,204, tax unrealized appreciation and depreciation were $4,141,952 and $(417,583), respectively.

AB	Stock Company
BV	Private Limited Liability Company
Ltd.	Limited
plc	Public Limited Company
Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
SA	Stock Company
SAB de CV	Public Traded Company

Currency:
ARS	Argentina Peso
BRL	Brazilian Real
COP	Colombian Peso
CZK	Czech Republic Koruna
DOP	Dominican Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevo Sol
PLN	Poland New Zloty
RUB	Russia Ruble
THB	Thailand Baht
UYU	Uruguayan Peso
ZAR	South Africa Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

At July 31, 2017, the Fund’s open swap contracts were as follows:

Credit default swaps on sovereign issues — buy protection[1]
Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Notional Amount[2]	Implied Credit Spread as of July 31, 2017[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Barclays Bank plc	Federation of Malaysia	1.00%	$3,000,000	0.808%	06/20/22	$13,480	$(43,687)
Barclays Bank plc	Federation of Malaysia	1.00	2,000,000	0.808	06/20/22	7,201	(27,338)
HSBC Bank plc	Federation of Malaysia	1.00	2,000,000	0.808	06/20/22	5,401	(25,538)
HSBC Bank plc	Republic of Turkey	1.00	7,500,000	1.811	06/20/22	453,001	(184,435)

						$479,083	$(280,998)

Credit default swaps on sovereign issues — sell protection5

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Notional Amount[2]	Implied Credit Spread as of July 31, 2017[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Barclays Bank plc	Republic of Peru	1.00%	$3,000,000	0.795%	06/20/22	$(6,815)	$38,975
HSBC Bank plc	Republic of Peru	1.00	2,000,000	0.795	06/20/22	(4,547)	25,987
HSBC Bank plc	Republic of Peru	1.00	2,000,000	0.795	06/20/22	(910)	22,349

						$(12,272)	$87,311

1	The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
5	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

Centrally cleared interest rate swaps

Payments Received By The Fund	Payments Made By The Fund	Notional Amount		Termination Date	Unrealized Appreciation (Depreciation)
Six months PRIBOR	1.010%	CZK	22,000,000	5/4/2022	$4,705
Six months BUBOR	1.715	HUF	3,500,000,000	2/3/2021	(157,279)

					$(152,574)

BUBOR	Budapest Interbank Offered Rate
CZK	Czech Republic Koruna
HUF	Hungarian Forint
PRIBOR	Prague Interbank Offered Rate

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

At July 31, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Credit Agricole SA	10/27/17	(1,271,708)	$(1,659,434)	$(1,682,773)	$(23,339)
Canadian Dollar	Royal Bank of Canada	10/27/17	(2,057,014)	(1,628,301)	(1,651,717)	(23,416)
Euro	Credit Agricole SA	10/27/17	(412,000)	(474,846)	(490,017)	(15,171)
Euro	HSBC Bank plc	10/27/17	(3,162,198)	(3,700,669)	(3,760,990)	(60,321)
Indonesian Rupiah	HSBC Bank plc	10/27/17	(32,386,151,622)	(2,404,674)	(2,407,781)	(3,107)
Philippine peso	JPMorgan Chase Bank	10/27/17	(160,080,859)	(3,126,274)	(3,160,887)	(34,613)
Russian Ruble	JPMorgan Chase Bank	10/27/17	(97,047,497)	(1,610,586)	(1,594,457)	16,129
Singapore Dollar	Royal Bank of Canada	10/27/17	(838,464)	(612,601)	(619,509)	(6,908)
Singapore Dollar	Royal Bank of Canada	10/27/17	(1,375,801)	(1,005,191)	(1,016,526)	(11,335)

Total Short Contracts				$(16,222,576)	$(16,384,657)	$(162,081)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
British Pound	JPMorgan Chase Bank	10/27/17	1,245,720	$1,641,310	$1,648,384	$7,074
Canadian Dollar	Deutsche Bank Securities, Inc.	10/27/17	2,038,551	1,639,563	1,636,891	(2,672)
Columbian Peso	JPMorgan Chase Bank	10/27/17	4,935,510,118	1,606,481	1,636,003	29,522
Czech Republic Koruna	Credit Agricole SA	10/27/17	72,855,746	3,249,055	3,326,735	77,680
Egyptian Pound	JPMorgan Chase Bank	10/26/17	14,324,836	778,735	778,926	191
Euro	HSBC Bank plc	10/27/17	3,883,301	4,544,565	4,618,642	74,077
Hungarian Forint	Credit Agricole SA	10/27/17	988,218,349	3,731,076	3,862,717	131,641
Indian Rupee	JPMorgan Chase Bank	10/27/17	207,746,930	3,194,632	3,202,587	7,955
Indian Rupee	HSBC Bank plc	10/27/17	142,871,411	2,196,670	2,202,478	5,808
Mexican Peso	Credit Agricole SA	10/27/17	28,292,284	1,583,756	1,567,159	(16,597)
Mexican Peso	JPMorgan Chase Bank	10/27/17	28,883,638	1,605,360	1,599,915	(5,445)
Thailand Baht	Barclays Bank plc	10/27/17	116,874,700	3,478,518	3,513,430	34,912
Turkish Lira	Credit Agricole SA	10/27/17	8,398,085	2,311,330	2,325,843	14,513

Total Long Contracts				$31,561,051	$31,919,710	$358,659

At July 31, 2017, the Fund’s open forward foreign cross currency contracts were as follows:

Counterparty	Delivery Date	Currency Received		Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Royal Bank of Canada	10/27/17	436,413,964	Hungarian Forint	(1,421,832) Euro	$1,691,069	$1,705,841	$14,772
Royal Bank of Canada	10/27/17	1,399,314	Euro	(2,214,207) Singapore Dollar	1,635,991	1,664,288	28,297

					$3,327,060	$3,370,129	$43,069

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2017, 100% of the market value of the Fund was determined based on Level 2 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts and forward foreign currency contracts.

Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended July 31, 2017. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund uses credit default swap contracts to create synthetic long and short exposure to sovereign debt securities. Under the terms of the swap agreements, upfront payments may be exchanged between the seller and the buyer. These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.

As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2017 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps. The Fund entered into interest rate swaps to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns. Interest rate swaps are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swaps involves the risk that the investment adviser will no accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swaps are marked-to-market daily based on valuations from an independent pricing service. Interest rate swaps are generally categorized as Level 2 investments within the hierarchy.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency, to express a view on a foreign currency vs the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2017

Assets:		Fair Value
Swap Contracts(a)
Credit risk	Swap contracts, at value	$343,605
Interest rate risk	Swap contracts, at value	4,705

Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	442,571

Total		$790,881

Liabilities:		Fair Value
Swap Contracts(a)
Credit risk	Swap contracts, at value	$(70,481)
Interest rate risk	Swap contracts, at value	(157,279)

Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(202,924)

Total		$(430,684)

(a)	Centrally cleared credit default and Interest rate swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Fund

Common Stocks 99.1%

	Shares	Market Value
Aerospace & Defense 4.5%
General Dynamics Corp.	126,165	$24,769,974
Northrop Grumman Corp.	23,969	6,306,963
Orbital ATK, Inc.	29,850	3,050,073
Rockwell Collins, Inc.	101,220	10,782,967

		44,909,977

Airlines 0.3%
Delta Air Lines, Inc.	67,233	3,318,621

Banks 5.6%
Citigroup, Inc.	46,582	3,188,538
Huntington Bancshares, Inc.	749,590	9,932,068
JPMorgan Chase & Co.	164,194	15,073,009
KeyCorp	915,185	16,509,937
Wells Fargo & Co.	195,928	10,568,356

		55,271,908

Beverages 0.8%
Molson Coors Brewing Co., Class B	56,712	5,046,234
PepsiCo, Inc.	27,064	3,155,933

		8,202,167

Biotechnology 2.5%
Amgen, Inc.	17,826	3,110,815
Biogen, Inc.*	10,948	3,170,431
Celgene Corp.*	36,705	4,970,224
Gilead Sciences, Inc.	135,957	10,344,968
Incyte Corp.*	25,230	3,362,907

		24,959,345

Capital Markets 2.8%
Ameriprise Financial, Inc.	40,283	5,836,201
Goldman Sachs Group, Inc. (The)	45,689	10,295,102
Lazard Ltd., Class A	83,890	3,918,502
MarketAxess Holdings, Inc.	24,303	4,930,836
State Street Corp.	33,713	3,143,063

		28,123,704

Chemicals 1.5%
Albemarle Corp.	49,950	5,784,210
Chemours Co. (The)	89,660	4,268,713
WR Grace & Co.	70,274	4,846,095

		14,899,018

Commercial Services & Supplies 0.3%
Waste Management, Inc.	40,175	3,019,151

Communications Equipment 2.4%
Cisco Systems, Inc.	543,970	17,107,856
CommScope Holding Co., Inc.*	179,465	6,600,723

		23,708,579

Consumer Finance 1.5%
Discover Financial Services	149,094	9,085,789
Synchrony Financial	201,557	6,111,208

		15,196,997

Containers & Packaging 0.4%
Berry Global Group, Inc.*	70,234	3,938,723

Distributors 0.3%
Pool Corp.	28,793	3,113,099

Diversified Consumer Services 0.5%
Service Corp. International	137,741	4,783,745

Diversified Financial Services 1.3%
Berkshire Hathaway, Inc., Class B*	48,348	8,459,449
Voya Financial, Inc.	123,803	4,858,030

		13,317,479

Electric Utilities 0.9%
American Electric Power Co., Inc.	129,836	9,158,631

Electrical Equipment 0.5%
Eaton Corp. plc	58,804	4,601,413

Electronic Equipment, Instruments & Components 0.6%
CDW Corp.	91,370	5,795,599

Energy Equipment & Services 1.0%
Schlumberger Ltd.	141,820	9,728,852

Equity Real Estate Investment Trusts (REITs) 5.1%
Boston Properties, Inc.	45,468	5,497,536
Colony NorthStar, Inc., Class A	365,090	5,344,918
Forest City Realty Trust, Inc., Class A	164,221	4,003,708
Mid-America Apartment Communities, Inc.	102,719	10,634,498
Prologis, Inc.	206,213	12,539,813
Regency Centers Corp.	147,660	9,778,045
SBA Communications Corp.*	22,310	3,068,740

		50,867,258

Food & Staples Retailing 0.7%
US Foods Holding Corp.*	258,440	7,275,086

Food Products 1.8%
Conagra Brands, Inc.	264,615	9,060,418
Mondelez International, Inc., Class A	129,545	5,702,571
Tyson Foods, Inc., Class A	48,250	3,057,120

		17,820,109

Gas Utilities 0.3%
Atmos Energy Corp.	37,157	3,223,741

Health Care Equipment & Supplies 4.4%
Abbott Laboratories	572,370	28,149,156
Baxter International, Inc.	252,331	15,260,979

		43,410,135

Health Care Providers & Services 2.0%
Envision Healthcare Corp.*	46,514	2,624,785
UnitedHealth Group, Inc.	91,134	17,480,413

		20,105,198

Hotels, Restaurants & Leisure 1.6%
Aramark	169,798	6,768,148
Hyatt Hotels Corp., Class A*	47,099	2,617,291
Royal Caribbean Cruises Ltd.	55,254	6,247,570

		15,633,009

Household Durables 0.8%
Mohawk Industries, Inc.*	30,184	7,515,514

Household Products 1.3%
Procter & Gamble Co. (The)	141,627	12,862,564

Industrial Conglomerates 2.0%
General Electric Co.	791,188	20,262,325

Insurance 2.4%
Allstate Corp. (The)	106,804	9,719,164
Axis Capital Holdings Ltd.	51,948	3,354,802
Chubb Ltd.	75,259	11,022,433

		24,096,399

Internet & Direct Marketing Retail 3.1%
Amazon.com, Inc.*	16,708	16,503,828
Netflix, Inc.*	52,633	9,561,311
Priceline Group, Inc. (The)*	2,325	4,716,263

		30,781,402

Internet Software & Services 5.4%
Alphabet, Inc., Class A*	13,393	12,663,081

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services (continued)
Alphabet, Inc., Class C*	11,891	$11,064,576
Facebook, Inc., Class A*	142,166	24,061,595
IAC/InterActiveCorp*	57,698	6,036,942

		53,826,194

IT Services 0.8%
Amdocs Ltd.	44,241	2,971,668
Fidelity National Information Services, Inc.	58,597	5,345,218

		8,316,886

Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.	60,336	10,590,778

Machinery 1.4%
Allison Transmission Holdings, Inc.	162,562	6,144,844
Ingersoll-Rand plc	94,029	8,263,268

		14,408,112

Media 4.9%
Comcast Corp., Class A	540,637	21,868,767
Live Nation Entertainment, Inc.*	150,030	5,591,618
Walt Disney Co. (The)	191,471	21,048,407

		48,508,792

Metals & Mining 0.4%
Alcoa Corp.	99,110	3,607,604

Oil, Gas & Consumable Fuels 5.1%
Anadarko Petroleum Corp.	231,922	10,591,878
Chevron Corp.	172,748	18,862,354
ConocoPhillips	158,093	7,172,679
Exxon Mobil Corp.	62,402	4,994,656
Kinder Morgan, Inc.	271,179	5,540,187
Marathon Oil Corp.	312,316	3,819,625

		50,981,379

Personal Products 0.4%
Estee Lauder Cos., Inc. (The), Class A	35,057	3,470,292

Pharmaceuticals 5.7%
Johnson & Johnson	202,941	26,934,329
Merck & Co., Inc.	269,702	17,228,564
Pfizer, Inc.	186,117	6,171,640
Zoetis, Inc.	101,434	6,341,654

		56,676,187

Road & Rail 2.1%
Norfolk Southern Corp.	80,810	9,097,590
Union Pacific Corp.	117,517	12,099,550

		21,197,140

Semiconductors & Semiconductor Equipment 2.2%
Applied Materials, Inc.	184,253	8,164,250
Marvell Technology Group Ltd.	234,724	3,652,306
Maxim Integrated Products, Inc.	212,173	9,641,141

		21,457,697

Software 5.7%
Adobe Systems, Inc.*	109,927	16,103,206
Atlassian Corp. plc, Class A*	107,715	3,858,351
Microsoft Corp.	449,977	32,713,328
Oracle Corp.	72,333	3,611,587

		56,286,472

Specialty Retail 3.4%
Home Depot, Inc. (The)	113,223	16,938,161
Lowe’s Cos., Inc.	212,144	16,419,945

		33,358,106

Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	291,557	43,363,273

Tobacco 2.1%
Altria Group, Inc.	252,331	16,393,945
Philip Morris International, Inc.	40,133	4,683,923

		21,077,868

Trading Companies & Distributors 0.5%
HD Supply Holdings, Inc.*	157,295	5,110,515

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	111,333	3,165,197

Total Investments (cost $817,780,342)(a) — 99.1%		985,302,240
Other assets in excess of liabilities — 0.9%		9,414,789

NET ASSETS — 100.0%		$994,717,029

*	Denotes a non-income producing security.
(a)	At July 31, 2017, the tax basis cost of the Fund’s investments was $819,128,150, tax unrealized appreciation and depreciation were $186,358,582 and $(20,184,492), respectively.

Ltd.	Limited
plc	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Fund (Continued)

At July 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
78	S&P 500 E-mini	09/15/17	$9,625,200	$167,497

At July 31, 2017, the Fund has $327,600 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At July 31,2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) for the purpose of reducing active risk in the portfolio. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$167,497

Total		$167,497

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

Common Stocks 97.2%

	Shares	Market Value
Banks 3.8%
East West Bancorp, Inc.	347,393	$19,794,453
Signature Bank*	120,288	16,669,511

		36,463,964

Building Products 1.9%
Fortune Brands Home & Security, Inc.	279,200	18,335,064

Capital Markets 6.1%
Affiliated Managers Group, Inc.	78,104	14,514,066
Intercontinental Exchange, Inc.	345,346	23,038,032
Raymond James Financial, Inc.	258,512	21,505,613

		59,057,711

Commercial Services & Supplies 1.5%
Copart, Inc.*	470,280	14,809,117

Distributors 3.6%
LKQ Corp.*	631,543	21,826,126
Pool Corp.	117,585	12,713,290

		34,539,416

Diversified Consumer Services 0.4%
Grand Canyon Education, Inc.*	58,835	4,328,491

Electrical Equipment 1.6%
Acuity Brands, Inc.(a)	75,829	15,366,747

Electronic Equipment, Instruments & Components 5.2%
Amphenol Corp., Class A	359,922	27,577,224
National Instruments Corp.	211,597	8,705,100
Trimble, Inc.*	389,225	14,568,692

		50,851,016

Food Products 1.3%
JM Smucker Co. (The)	106,874	13,027,941

Health Care Equipment & Supplies 14.5%
ABIOMED, Inc.*	113,119	16,751,793
Align Technology, Inc.*	133,150	22,266,675
Cooper Cos., Inc. (The)	85,911	20,951,116
CR Bard, Inc.	14,699	4,712,499
Dentsply Sirona, Inc.	279,562	17,341,231
IDEXX Laboratories, Inc.*	99,277	16,525,649
NuVasive, Inc.*	126,724	8,337,172
STERIS plc	230,294	18,849,564
Varian Medical Systems, Inc.*	151,353	14,699,403

		140,435,102

Health Care Providers & Services 1.4%
Henry Schein, Inc.*	72,201	13,155,744

Health Care Technology 3.4%
Cerner Corp.*	317,595	20,443,590
Medidata Solutions, Inc.*	162,110	12,451,669

		32,895,259

Hotels, Restaurants & Leisure 0.9%
Texas Roadhouse, Inc.	177,790	8,409,467

Household Products 2.4%
Church & Dwight Co., Inc.	440,749	23,513,959

Industrial Conglomerates 1.8%
Roper Technologies, Inc.	75,391	17,525,392

Internet Software & Services 3.6%
CoStar Group, Inc.*	79,561	21,923,033
j2 Global, Inc.(a)	150,201	12,711,511

		34,634,544

IT Services 8.8%
Broadridge Financial Solutions, Inc.	275,477	20,897,685
Fiserv, Inc.*	220,784	28,370,744
Gartner, Inc.*	188,834	24,231,179
MAXIMUS, Inc.	187,910	11,342,248

		84,841,856

Leisure Products 1.0%
Hasbro, Inc.	91,432	9,680,820

Machinery 6.8%
IDEX Corp.	185,778	21,650,568
Middleby Corp. (The)*	157,855	20,628,491
Snap-on, Inc.	93,765	14,458,563
Wabtec Corp.(a)	117,641	8,865,426

		65,603,048

Professional Services 2.0%
Verisk Analytics, Inc.*	227,181	19,823,814

Road & Rail 1.8%
JB Hunt Transport Services, Inc.	187,891	17,043,593

Software 13.9%
ANSYS, Inc.*	166,842	21,614,381
Intuit, Inc.	155,408	21,323,532
Manhattan Associates, Inc.*	335,112	14,811,950
Red Hat, Inc.*	224,392	22,185,637
SS&C Technologies Holdings, Inc.	388,863	15,072,330
Tyler Technologies, Inc.*	129,209	22,199,398
Ultimate Software Group, Inc. (The)*(a)	75,219	16,977,681

		134,184,909

Specialty Retail 3.9%
O’Reilly Automotive, Inc.*	92,337	18,864,449
Tractor Supply Co.	166,118	9,322,542
Williams-Sonoma, Inc.(a)	201,886	9,373,567

		37,560,558

Textiles, Apparel & Luxury Goods 1.6%
Carter’s, Inc.	179,732	15,588,157

Trading Companies & Distributors 4.0%
Beacon Roofing Supply, Inc.*	263,539	12,104,346
Fastenal Co.	253,952	10,909,778
Watsco, Inc.	102,371	15,434,476

		38,448,600

Total Common Stocks (cost $701,093,686)		940,124,289

Short-Term Investment 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.91%(b)(c)	870,633	870,633

Total Short-Term Investment (cost $870,633)		870,633

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund (Continued)

Repurchase Agreement 1.1%

	Principal Amount	Market Value
Royal Bank of Canada, 1.02%, dated 07/31/17, due 08/01/17, repurchase price $10,267,433, collateralized by U.S. Treasury Notes, ranging from 1.75% - 2.00%, maturing 10/31/20 - 04/30/24; total market value $10,472,517.(c)	$10,267,142	$10,267,142

Total Repurchase Agreement (cost $10,267,142)		10,267,142

Total Investments (cost $712,231,461)(d) — 98.4%		951,262,064
Other assets in excess of liabilities — 1.6%		15,404,081

NET ASSETS — 100.0%		$966,666,145

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $54,494,452, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $870,633 and $10,267,142, respectively, and by $44,993,849 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.75% — 8.13%, and maturity dates ranging from 10/31/17 — 11/15/43; a total value of $56,131,624.
(b)	Represents 7-day effective yield as of July 31, 2017.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2017 was $11,137,775.
(d)	At July 31, 2017, the tax basis cost of the Fund’s investments was $713,306,456, tax unrealized appreciation and depreciation were $249,546,917 and $(11,591,309), respectively.
plc	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$940,124,289	$—	$—	$940,124,289
Repurchase Agreement	—	10,267,142	—	10,267,142
Short-Term Investment	870,633	—	—	870,633

Total	$940,994,922	$10,267,142	$—	$951,262,064

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Geneva Small Cap Growth Fund

Common Stocks 95.7%

	Shares	Market Value
Airlines 1.6%
Allegiant Travel Co.	76,507	$9,888,530

Auto Components 2.5%
Dorman Products, Inc.*	134,278	10,484,426
Fox Factory Holding Corp.*	146,546	5,634,694

		16,119,120

Banks 5.2%
Bank of the Ozarks, Inc.	343,057	14,802,910
Pacific Premier Bancorp, Inc.*	172,366	6,187,939
Texas Capital Bancshares, Inc.*	151,565	11,875,118

		32,865,967

Building Products 2.2%
AAON, Inc.	201,083	6,796,605
Trex Co., Inc.*	91,675	6,894,877

		13,691,482

Capital Markets 3.9%
FactSet Research Systems, Inc.	42,887	7,171,564
MarketAxess Holdings, Inc.	86,099	17,468,626

		24,640,190

Chemicals 3.6%
Balchem Corp.	143,758	11,155,621
Sensient Technologies Corp.	156,695	11,651,840

		22,807,461

Commercial Services & Supplies 2.6%
Healthcare Services Group, Inc.	318,075	16,619,419

Diversified Consumer Services 2.3%
Bright Horizons Family Solutions, Inc.*	187,477	14,812,558

Electronic Equipment, Instruments & Components 3.7%
Cognex Corp.	123,460	11,736,108
ePlus, Inc.*	147,885	11,963,896

		23,700,004

Food Products 1.7%
J&J Snack Foods Corp.	80,968	10,639,195

Health Care Equipment & Supplies 14.7%
ABIOMED, Inc.*	141,862	21,008,343
Cantel Medical Corp.	201,194	14,928,595
Globus Medical, Inc., Class A*	310,937	9,561,313
LeMaitre Vascular, Inc.	110,412	3,982,561
Masimo Corp.*	204,763	19,370,580
Natus Medical, Inc.*	196,873	6,929,929
Neogen Corp.*	202,087	13,311,471
NxStage Medical, Inc.*	197,626	4,654,092

		93,746,884

Health Care Providers & Services 1.4%
HealthEquity, Inc.*	200,525	9,198,082

Health Care Technology 4.6%
Medidata Solutions, Inc.*(a)	235,768	18,109,340
Omnicell, Inc.*(a)	223,834	11,102,166

		29,211,506

Hotels, Restaurants & Leisure 2.6%
Chuy’s Holdings, Inc.*	216,585	5,100,576
Texas Roadhouse, Inc.	237,106	11,215,114

		16,315,690

Internet Software & Services 2.7%
Alarm.com Holdings, Inc.*	191,492	7,282,441
Envestnet, Inc.*	254,170	9,925,338

		17,207,779

IT Services 1.8%
ExlService Holdings, Inc.*	199,075	11,456,766

Leisure Products 1.1%
Nautilus, Inc.*	391,348	6,887,725

Life Sciences Tools & Services 2.0%
Bio-Techne Corp.	109,408	12,681,481

Machinery 9.4%
Barnes Group, Inc.	230,637	13,879,735
Donaldson Co., Inc.	233,983	11,111,853
Middleby Corp. (The)*	100,374	13,116,874
Proto Labs, Inc.*	106,174	7,846,259
RBC Bearings, Inc.*	131,713	13,611,221

		59,565,942

Multiline Retail 0.8%
Ollie’s Bargain Outlet Holdings, Inc.*	119,557	5,344,198

Pharmaceuticals 0.8%
Supernus Pharmaceuticals, Inc.*	124,129	5,021,018

Professional Services 1.4%
Exponent, Inc.(a)	139,297	9,082,164

Road & Rail 2.1%
Genesee & Wyoming, Inc., Class A*	87,549	5,704,693
Marten Transport Ltd.	494,845	7,892,778

		13,597,471

Semiconductors & Semiconductor Equipment 1.0%
Monolithic Power Systems, Inc.	63,905	6,538,760

Software 14.5%
Blackbaud, Inc.(a)	194,837	17,991,249
Bottomline Technologies de, Inc.*	300,676	8,563,253
Callidus Software, Inc.*	159,818	3,883,577
Ellie Mae, Inc.*(a)	87,214	7,606,805
Fair Isaac Corp.	86,656	12,352,813
Paycom Software, Inc.*(a)	182,569	12,796,261
Tyler Technologies, Inc.*	101,601	17,456,068
Ultimate Software Group, Inc. (The)*	53,057	11,975,495

		92,625,521

Specialty Retail 1.1%
Monro Muffler Brake, Inc.	156,340	7,285,444

Technology Hardware, Storage & Peripherals 1.7%
Electronics For Imaging, Inc.*	225,619	10,960,571

Thrifts & Mortgage Finance 1.3%
BofI Holding, Inc.*	286,066	7,972,659

Trading Companies & Distributors 1.4%
Beacon Roofing Supply, Inc.*	193,276	8,877,167

Total Common Stocks (cost $492,760,514)		609,360,754

Short-Term Investment 1.1%
Money Market Fund 1.1%
Fidelity Investments Money Market Prime Money Market Portfolio – Institutional Class, 1.22%(b)	6,997,460	7,000,259

Total Short-Term Investment (cost $7,000,259)		7,000,259

Total Investments (cost $499,760,773) (c) — 96.8%		616,361,013
Other assets in excess of liabilities — 3.2%		20,291,024

NET ASSETS — 100.0%		$636,652,037

*	Denotes a non-income producing security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Geneva Small Cap Growth Fund (Continued)

(a)	The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $59,396,432, which was collateralized by $61,137,733 in the form of U.S Government Treasury Securities, interest rates ranging from 0.75% — 8.13%, and maturity dates ranging from 10/31/17 — 11/15/43.
(b)	Represents 7-day effective yield as of July 31, 2017.
(c)	At July 31, 2017, the tax basis cost of the Fund’s investments was $500,199,728, tax unrealized appreciation and depreciation were $126,876,510 and $(10,715,225), respectively.

Ltd.	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Geneva Small Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At July 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Government Bond Fund

Collateralized Mortgage Obligations 8.3%

	Principal Amount	Market Value
FHLMC REMIC Series 1684, Class I, 6.50%, 03/15/24	$253,085	$280,573
Series 2296, Class H, 6.50%, 03/15/31	15,782	16,632
FNMA REMIC Series 1990-7, Class B, 8.50%, 01/25/20	2,763	2,929
Series 1993-16, Class Z, 7.50%, 02/25/23	16,252	17,708
Series 1993-226, Class PK, 6.00%, 12/25/23	114,344	128,638
Series 2013-59, Class MX, 2.50%, 09/25/42	2,832,450	2,857,733

Total Collateralized Mortgage Obligations (cost $3,280,355)		3,304,213

Commercial Mortgage-Backed Security 0.8%

	Principal Amount	Market Value
FNMA REMIC Series 1998-73, Class MZ, 6.30%, 10/17/38	317,070	322,446

Total Commercial Mortgage-Backed Security (cost $318,434)		322,446

Corporate Bond 5.0%

	Principal Amount	Market Value
Diversified Financial Services 5.0%
Private Export Funding Corp., Series HH, 1.45%, 08/15/19	2,000,000	1,996,334

Total Corporate Bond (cost $2,004,415)		1,996,334

Foreign Government Security 5.0%

	Principal Amount	Market Value
UNITED STATES 5.0%
Ukraine Government AID Bond, 1.47%, 09/29/21	2,000,000	1,965,858

Total Foreign Government Security (cost $2,000,000)		1,965,858

Mortgage-Backed Securities 16.0%

	Principal Amount	Market Value
FNMA Pool
Pool# 874740 6.32%, 07/01/22	1,536,763	1,718,745
Pool# 874982 6.81%, 11/01/25	1,536,427	1,774,252
Pool# 387114 5.62%, 09/01/34	993,811	1,046,816
Pool# 773298 3.10%, 04/01/35(a)	836,607	883,618
Pool# 813605 3.11%, 07/01/36(a)	135,071	141,647
Pool# 745769 3.24%, 07/01/36(a)	765,741	799,370

Total Mortgage-Backed Securities (cost $5,900,448)		6,364,448

U.S. Government Agency Securities 29.5%

	Principal Amount	Market Value
FHLB 5.37%, 09/09/24	2,615,000	3,142,027
3.00%, 03/12/27	2,000,000	2,046,178
FHLMC 1.25%, 10/02/19	3,000,000	2,986,740
Overseas Private Investment Corp. 2.29%, 09/15/26	3,536,228	3,526,677

Total U.S. Government Agency Securities (cost $11,673,389)		11,701,622

U.S. Treasury Obligations 21.6%

	Principal Amount	Market Value
U.S. Treasury Bonds 3.13%, 11/15/41	2,000,000	2,099,296
2.88%, 05/15/43	2,145,000	2,144,331
3.38%, 05/15/44	2,000,000	2,187,344
U.S. Treasury Notes 1.50%, 05/15/20	650,000	650,431
1.50%, 06/15/20	1,500,000	1,500,468

Total U.S. Treasury Obligations (cost $8,525,547)		8,581,870

Short-Term Investment 12.5%

	Principal Amount	Market Value
U.S. Government Agency Security 12.5%
Financing Corp., 0.00%, 10/05/17(b)	4,966,000	4,954,697

Total Short-Term Investment (cost $4,951,463)		4,954,697

Total Investments (cost $38,654,051)(c) — 98.7%		39,191,488
Other assets in excess of liabilities — 1.3%		532,831

NET ASSETS — 100.0%		$39,724,319

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Government Bond Fund (Continued)

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2017. The maturity date represents the actual maturity date.
(b)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(c)	At July 31, 2017, the tax basis cost of the Fund’s investments was $38,654,051, tax unrealized appreciation and depreciation were $766,906 and $(229,469), respectively.

AID	Agency for International Development
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Government Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2017, 100% of the market value of the Fund was determined based on Level 2 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Government Money Market Fund

U.S. Government Agency Securities 39.4%

	Principal Amount	Market Value
FFCB 1.24%, 09/20/17(a)	$5,000,000	$5,000,000
0.71%, 10/20/17	2,500,000	2,499,661
0.82%, 12/12/17	4,100,000	4,097,957
0.67%, 01/08/18	1,500,000	1,496,545
0.99%, 03/28/18	4,500,000	4,492,763
1.28%, 04/16/18(a)	250,000	250,337
1.24%, 09/14/18(a)	5,000,000	4,999,435
1.29%, 09/21/18(a)	5,500,000	5,500,000
1.32%, 10/03/18(a)	900,000	900,270
1.29%, 10/22/18(a)	500,000	500,899
1.10%, 10/25/18(a)	3,000,000	3,000,000
1.18%, 02/21/19(a)	600,000	599,983
1.38%, 03/01/19(a)	1,500,000	1,504,599
1.18%, 03/13/19(a)	2,000,000	1,999,935
1.18%, 03/15/19(a)	750,000	749,984
1.14%, 05/01/19(a)	3,250,000	3,249,829
1.14%, 05/15/19(a)	1,500,000	1,500,000
FFCB Discount Notes 0.69%, 10/04/17	1,000,000	998,773
1.20%, 04/11/18	750,000	743,728
FHLB 1.14%, 08/21/17(a)	3,000,000	3,000,387
0.92%, 08/25/17(a)	2,000,000	2,000,000
0.75%, 08/28/17	1,000,000	999,931
0.95%, 08/28/17(a)	9,000,000	9,000,000
1.26%, 09/05/17(a)	3,000,000	3,000,147
0.92%, 10/03/17	8,000,000	7,987,120
1.17%, 10/10/17(a)	16,000,000	16,001,917
0.95%, 10/11/17	2,500,000	2,495,341
0.98%, 10/30/17	8,000,000	7,980,400
1.07%, 10/30/17(a)	9,000,000	9,000,000
1.00%, 12/07/17	3,000,000	2,989,333
1.29%, 12/07/17(a)	8,000,000	8,001,017
1.13%, 12/08/17	1,500,000	1,501,294
1.00%, 12/19/17	750,000	750,381
0.96%, 01/17/18(a)	11,250,000	11,250,000
1.01%, 01/24/18(a)	16,000,000	16,000,000
0.95%, 01/25/18(a)	1,750,000	1,750,000
0.90%, 01/26/18	1,000,000	998,707
1.00%, 02/12/18	1,500,000	1,499,038
1.14%, 02/12/18	300,000	299,929
0.98%, 02/23/18(a)	3,200,000	3,200,000
3.25%, 03/09/18	1,400,000	1,417,170
1.09%, 04/06/18(a)	2,500,000	2,500,000
1.09%, 04/06/18(a)	1,000,000	999,794
1.11%, 04/16/18(a)	2,000,000	2,000,000
1.11%, 04/17/18(a)	3,000,000	3,000,000
0.93%, 05/08/18(a)	3,000,000	3,000,000
1.05%, 05/08/18(a)	2,000,000	1,999,923
1.09%, 05/18/18(a)	3,500,000	3,500,000
1.25%, 06/08/18	1,500,000	1,499,626
2.75%, 06/08/18	3,000,000	3,037,537
0.88%, 06/29/18	6,000,000	5,978,244
0.84%, 07/12/18	2,700,000	2,688,569
1.10%, 08/20/18(a)	5,000,000	5,000,000
1.10%, 08/21/18(a)	4,200,000	4,200,000
1.19%, 01/23/19(a)	500,000	500,143
1.19%, 01/25/19(a)	2,400,000	2,400,000
1.18%, 02/01/19(a)	1,500,000	1,499,924
1.18%, 02/07/19(a)	350,000	350,000
1.18%, 03/06/19(a)	4,000,000	3,999,479
1.00%, 05/10/19(a)	750,000	750,000
FHLMC 1.00%, 09/29/17	2,992,000	2,992,290
0.75%, 10/27/17	7,700,000	7,697,999
5.13%, 11/17/17	3,000,000	3,037,560
1.00%, 12/15/17	350,000	350,104
1.25%, 12/26/17	725,000	725,235
1.27%, 01/08/18(a)	8,000,000	8,000,000
0.88%, 03/07/18	3,000,000	2,993,064
1.06%, 06/22/18	2,600,000	2,594,604
1.06%, 07/25/18(a)	2,800,000	2,800,000
FNMA 2.20%, 10/27/17	300,000	300,837
0.88%, 12/20/17	6,500,000	6,499,137
1.28%, 01/11/18(a)	5,000,000	5,000,000
1.23%, 03/21/18(a)	745,000	746,165
0.88%, 05/21/18	5,000,000	4,984,570
1.13%, 07/20/18	1,906,000	1,902,895
Tennessee Valley Authority 6.25%, 12/15/17	1,000,000	1,019,124
4.50%, 04/01/18	900,000	919,200

Total U.S. Government Agency Securities (cost $256,672,833)		256,672,833

U.S. Treasury Obligations 7.3%

	Principal Amount	Market Value
U.S. Treasury Bills 0.73%, 08/31/17	2,500,000	2,498,490
1.18%, 10/26/17	3,000,000	2,991,579
U.S. Treasury Notes 1.88%, 08/31/17	35,200,000	35,234,890
0.63%, 11/30/17	5,500,000	5,496,179
0.88%, 01/31/18	500,000	500,019
2.63%, 01/31/18	550,000	554,806

Total U.S. Treasury Obligations (cost $47,275,963)		47,275,963

Investment Companies 0.3%

	Shares	Market Value
Asset Management 0.3%
Federated Government Obligations Fund, Premier Shares, 0.90%(b)	1,000,000	1,000,000
Federated Treasury Obligations Fund, Institutional Shares, 0.89%(b)	1,000,000	1,000,000

Total Investment Companies (cost $2,000,000)		2,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Government Money Market Fund (Continued)

Repurchase Agreements 53.5%

	Principal Amount	Market Value
ABN AMRO Bank NV, 1.06%, dated 07/31/17, due 08/01/17, repurchase price $50,001,472, collateralized by U.S. Government Agency and Treasury Securities, ranging from 1.50% - 5.50%, maturing 12/31/18 - 01/01/47; total market value $51,230,205.	$50,000,000	$50,000,000
ING Financial Markets LLC, 1.05%, dated 07/31/17, due 08/01/17, repurchase price $48,501,415, collateralized by U.S. Government Agency Securities, ranging from 2.45% - 4.00%, maturing 06/01/29 - 09/01/45; total market value $49,955,126.	48,500,000	48,500,000
Natixis Financial Products LLC, 1.06%, dated 07/31/17, due 08/01/17, repurchase price $25,002,146, collateralized by U.S. Government Agency and Treasury Securities, ranging from 1.38% - 8.75%, maturing 03/31/20 - 08/25/47; total market value $25,515,505.	25,000,000	25,000,000
Natixis Financial Products LLC, 1.03%, dated 07/31/17, due 08/03/17, repurchase price $25,002,146, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.63%, maturing 04/15/18 - 02/15/46; total market value $25,505,116.	25,000,000	25,000,000
RBS Securities, Inc., 1.03%, dated 07/31/17, due 08/03/17, repurchase price $75,006,438, collateralized by U.S. Government Treasury Securities, ranging from 1.13% - 3.75%, maturing 07/31/20 - 11/15/43; total market value $76,509,036.	75,000,000	75,000,000
RBS Securities, Inc., 1.03%, dated 07/31/17, due 08/03/17, repurchase price $75,006,438, collateralized by U.S. Government Treasury Securities, ranging from 0.63% - 2.00%, maturing 08/31/17 - 08/15/25; total market value $76,509,654.	75,000,000	75,000,000
Wells Fargo Securities LLC, 1.06%, dated 07/31/17, due 08/01/17, repurchase price $50,001,472, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 7.64%, maturing 02/25/19 - 03/25/49; total market value $51,501,516.	50,000,000	50,000,000

Total Repurchase Agreements (cost $348,500,000)		348,500,000

Total Investments (cost $654,448,796) (c) — 100.5%		654,448,796
Liabilities in excess of other assets — (0.5)%		(3,223,834)

NET ASSETS — 100.0%		$651,224,962

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2017. The maturity date represents the actual maturity date.
(b)	Represents 7-day effective yield as of July 31, 2017.
(c)	At July 31, 2017, the tax basis cost of the Fund’s investments was $654,448,796, tax unrealized appreciation and depreciation were $0 and $0, respectively.

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LLC	Limited Liability Company
NV	Public Traded Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Government Money Market Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$2,000,000	$—	$—	$2,000,000
Repurchase Agreements	—	348,500,000	—	348,500,000
U.S. Government Agency Securities	—	256,672,833	—	256,672,833
U.S. Treasury Obligations	—	47,275,963	—	47,275,963

Total	$2,000,000	$652,448,796	$—	$654,448,796

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Growth Fund

Common Stocks 95.4%

	Shares	Market Value
Aerospace & Defense 0.6%
Textron, Inc.	26,545	$1,304,156

Airlines 0.9%
American Airlines Group, Inc.	37,640	1,898,562

Banks 1.4%
Citigroup, Inc.	21,540	1,474,413
Citizens Financial Group, Inc.	40,545	1,422,319

		2,896,732

Beverages 2.5%
Monster Beverage Corp.*	42,025	2,216,819
PepsiCo, Inc.	26,605	3,102,409

		5,319,228

Biotechnology 6.6%
Alexion Pharmaceuticals, Inc.*	14,925	2,049,800
Amgen, Inc.	11,730	2,047,002
Celgene Corp.*	25,710	3,481,391
Clovis Oncology, Inc.*	8,590	728,518
FibroGen, Inc.*	24,320	830,528
Gilead Sciences, Inc.	35,610	2,709,565
Incyte Corp.*	15,525	2,069,327

		13,916,131

Capital Markets 3.0%
Ameriprise Financial, Inc.	11,840	1,715,379
Eaton Vance Corp.	38,505	1,890,211
Morgan Stanley	26,460	1,240,974
MSCI, Inc.	13,780	1,501,331

		6,347,895

Chemicals 0.7%
FMC Corp.	19,625	1,498,958

Commercial Services & Supplies 0.8%
MSA Safety, Inc.	20,725	1,661,316

Communications Equipment 0.5%
Juniper Networks, Inc.	38,615	1,079,289

Construction & Engineering 1.0%
MasTec, Inc.*	43,645	2,016,399

Construction Materials 1.2%
Eagle Materials, Inc.	13,720	1,291,052
Summit Materials, Inc., Class A*	40,050	1,139,022

		2,430,074

Containers & Packaging 1.6%
Berry Global Group, Inc.*	23,800	1,334,704
Packaging Corp. of America	17,440	1,909,331

		3,244,035

Distributors 0.5%
Pool Corp.	9,520	1,029,302

Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.	20,130	974,292

Electronic Equipment, Instruments & Components 0.9%
Sanmina Corp.*	24,720	886,212
Zebra Technologies Corp., Class A*	10,420	1,059,922

		1,946,134

Food & Staples Retailing 1.0%
Sysco Corp.	41,380	2,177,416

Food Products 0.4%
Blue Buffalo Pet Products, Inc.*	38,880	869,746

Health Care Providers & Services 6.4%
AmerisourceBergen Corp.	21,485	2,015,723
HealthSouth Corp.	34,870	1,484,067
Humana, Inc.	10,285	2,377,892
UnitedHealth Group, Inc.	30,250	5,802,252
WellCare Health Plans, Inc.*	9,695	1,715,918

		13,395,852

Hotels, Restaurants & Leisure 2.8%
Marriott International, Inc., Class A	19,800	2,062,962
MGM Resorts International	32,435	1,068,084
Restaurant Brands International, Inc.	17,090	1,018,222
Wyndham Worldwide Corp.	16,615	1,734,108

		5,883,376

Household Durables 1.6%
Mohawk Industries, Inc.*	6,650	1,655,784
PulteGroup, Inc.	71,465	1,745,175

		3,400,959

Household Products 1.0%
Kimberly-Clark Corp.	17,370	2,139,289

Insurance 0.7%
XL Group Ltd.	33,795	1,500,498

Internet & Direct Marketing Retail 6.8%
Amazon.com, Inc.*	7,050	6,963,849
Liberty Ventures, Series A*	15,015	909,609
Netflix, Inc.*	12,590	2,287,099
Priceline Group, Inc. (The)*	1,975	4,006,288

		14,166,845

Internet Software & Services 8.9%
Alphabet, Inc., Class A*	10,930	10,334,315
Facebook, Inc., Class A*	44,485	7,529,086
GrubHub, Inc.*	17,790	820,653

		18,684,054

IT Services 3.9%
Euronet Worldwide, Inc.*	12,750	1,231,777
Fiserv, Inc.*	15,410	1,980,185
Square, Inc., Class A*	62,905	1,657,547
Vantiv, Inc., Class A*	31,675	2,012,946
Visa, Inc., Class A	12,100	1,204,676

		8,087,131

Life Sciences Tools & Services 0.6%
ICON plc*	12,780	1,341,261

Machinery 4.4%
Crane Co.	20,155	1,521,702
Cummins, Inc.	10,960	1,840,184
Deere & Co.	19,575	2,511,081
Oshkosh Corp.	17,860	1,229,840
Stanley Black & Decker, Inc.	14,525	2,043,522

		9,146,329

Media 2.9%
Comcast Corp., Class A	57,245	2,315,560
Walt Disney Co. (The)	33,205	3,650,226

		5,965,786

Metals & Mining 0.7%
Steel Dynamics, Inc.	39,060	1,383,115

Oil, Gas & Consumable Fuels 0.8%
EOG Resources, Inc.	16,500	1,569,810

Pharmaceuticals 1.7%
Bristol-Myers Squibb Co.	34,000	1,934,600
Zoetis, Inc.	26,845	1,678,349

		3,612,949

Real Estate Management & Development 1.1%
CBRE Group, Inc., Class A*	58,400	2,218,616

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment 4.7%
Applied Materials, Inc.	58,145	$2,576,405
Broadcom Ltd.	8,470	2,089,210
Lam Research Corp.	12,530	1,998,034
Micron Technology, Inc.*	69,690	1,959,683
ON Semiconductor Corp.*	79,045	1,181,722

		9,805,054

Software 9.6%
Adobe Systems, Inc.*	15,865	2,324,064
Check Point Software Technologies Ltd.*	13,920	1,472,458
Electronic Arts, Inc.*	26,660	3,112,288
FireEye, Inc.*	67,465	987,013
Microsoft Corp.	154,960	11,265,592
VMware, Inc., Class A*	10,985	1,018,419

		20,179,834

Specialty Retail 2.6%
Home Depot, Inc. (The)	36,230	5,420,008

Technology Hardware, Storage & Peripherals 8.2%
Apple, Inc.	92,390	13,741,165
HP, Inc.	82,965	1,584,631
Western Digital Corp.	22,385	1,905,411

		17,231,207

Tobacco 1.2%
Altria Group, Inc.	39,465	2,564,041

Wireless Telecommunication Services 0.7%
T-Mobile US, Inc.*	24,135	1,488,164

Total Common Stocks (cost $162,022,684)		199,793,843

Exchange Traded Fund 2.9%

	Shares	Market Value

Equity Fund 2.9%
iShares Russell 1000 Growth Fund	50,000	6,085,000

Total Exchange Traded Fund (cost $4,447,943)		6,085,000

Rights 0.0%†

	Number of Rights	Market Value

Biotechnology 0.0%†
Dyax Corp., CVR* (a)(b)	43,975	54,969

Total Rights (cost $–)		54,969

Total Investments
(cost $166,470,627) (c) — 98.3%		205,933,812
Other assets in excess of liabilities — 1.7%		3,456,160

NET ASSETS — 100.0%		$209,389,972

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	Illiquid security.
(c)	At July 31, 2017, the tax basis cost of the Fund’s investments was $166,694,104, tax unrealized appreciation and depreciation were $40,874,575 and $(1,634,867), respectively.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
Ltd.	Limited
plc	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$199,793,843	$—	$—	$199,793,843
Exchange Traded Fund	6,085,000	—	—	6,085,000
Rights	—	—	54,969	54,969

Total	$205,878,843	$—	$54,969	$205,933,812

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Growth Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Rights	Total
Balance as of 10/31/16	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	6,157	6,157
Purchases	—	—
Sales	—	—
Transfers Into Level 3	48,812	48,812
Transfers Out of Level 3	—	—

Balance as of 07/31/17	$54,969	$54,969

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 07/31/17	$6,157	$6,157

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide High Yield Bond Fund

Commercial Mortgage-Backed Securities 0.8%

	Principal Amount		Market Value
CSMC Trust, Series 2015-DEAL, Class D 4.33%, 04/15/29(a)(b)		$100,000	$100,438
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM 6.00%, 02/15/51(a)		98,881	98,771

Total Commercial Mortgage-Backed Securities (cost $178,260)			199,209

Corporate Bonds 94.6%

	Principal Amount		Market Value
Aerospace & Defense 1.2%
Bombardier, Inc. 7.75%, 03/15/20(b)		75,000	81,937
8.75%, 12/01/21(b)		120,000	136,200
TransDigm, Inc., 6.00%, 07/15/22		90,000	94,050

			312,187

Auto Components 1.1%
Allison Transmission, Inc., 5.00%, 10/01/24(b)		65,000	67,275
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25(b)		70,000	72,800
Icahn Enterprises LP, 6.25%, 02/01/22		65,000	67,661
Tenneco, Inc., 5.38%, 12/15/24		75,000	78,000

			285,736

Banks 4.2%
Bank of America Corp., 5.12%, 06/17/19(c)		150,000	152,982
Citigroup, Inc., 5.95%, 01/30/23(c)		75,000	81,188
HSBC Bank plc, Series 2M, 1.69%, 09/29/17(c)		60,000	48,900
HSBC Bank plc, Series 3M, 1.60%, 12/15/17(c)		60,000	49,020
JPMorgan Chase & Co., Series V, 5.00%, 07/01/19(c)		140,000	142,783
National Westminster Bank plc, Series C, 1.50%, 08/28/17(c)		130,000	107,245
Royal Bank of Scotland Group plc
Reg. S, 5.25%, 09/30/17	EUR	150,000	178,955
5.50%, 09/30/17		50,000	59,782
7.64%, 09/30/31(c)		$60,000	74,775
Standard Chartered plc 2.82%, 01/30/27(b)(c)		100,000	85,625
7.01%, 07/30/37(b)(c)		100,000	114,500

			1,095,755

Building Products 0.6%
Builders FirstSource, Inc., 5.63%, 09/01/24(b)		81,000	85,050
Summit Materials LLC, 6.13%, 07/15/23		60,000	62,850

			147,900

Capital Markets 1.8%
Credit Suisse Group AG, 6.25%, 12/18/24(b)(c)		200,000	214,689
Eagle Holding Co. II LLC, 7.63%, 05/15/22(b)(d)		15,000	15,600
Morgan Stanley, Series H, 5.45%, 07/15/19(c)		150,000	155,250
MSCI, Inc., 5.75%, 08/15/25(b)		75,000	81,188

			466,727

Chemicals 1.1%
GCP Applied Technologies, Inc., 9.50%, 02/01/23(b)		61,000	69,464
Kraton Polymers LLC, 7.00%, 04/15/25(b)		70,000	75,250
NOVA Chemicals Corp., 5.25%, 06/01/27(b)		75,000	75,187
WR Grace & Co-Conn, 5.63%, 10/01/24(b)		50,000	53,875

			273,776

Commercial Services & Supplies 3.5%
APX Group, Inc., 7.63%, 09/01/23(b)		130,000	132,275
Corporate Risk Holdings LLC, 9.50%, 07/01/19(b)		140,000	148,750
Covanta Holding Corp., 5.88%, 07/01/25		70,000	68,337
GW Honos Security Corp., 8.75%, 05/15/25(b)		30,000	31,950
Harland Clarke Holdings Corp., 8.38%, 08/15/22(b)		85,000	90,950
Premier Graphics, Inc., 11.50%, 12/01/05(e)(f)(g)		4,250,000	0
Prime Security Services Borrower LLC, 9.25%, 05/15/23(b)		170,000	189,550
RR Donnelley & Sons Co. 7.88%, 03/15/21		75,000	81,188
6.00%, 04/01/24		60,000	58,500
TMS International Corp., 7.63%, 10/15/21(b)		100,000	104,750

			906,250

Communications Equipment 0.7%
CommScope Technologies LLC, 6.00%, 06/15/25(b)		130,000	139,750
Nokia OYJ, 4.38%, 06/12/27		30,000	30,900

			170,650

Construction & Engineering 1.3%
AECOM, 5.88%, 10/15/24		65,000	70,931
Brand Energy & Infrastructure Services, Inc., 8.50%, 07/15/25(b)		70,000	74,550
Michael Baker Holdings LLC, 8.88%, 04/15/19 (a)(b)(d)		35,000	34,300
Michael Baker International LLC, 8.25%, 10/15/18(b)		85,000	84,575
Tutor Perini Corp., 6.88%, 05/01/25(b)		60,000	64,500

			328,856

Construction Materials 0.8%
Cemex SAB de CV, 6.05%, 10/15/18(a)(b)		200,000	207,480

Consumer Finance 2.6%
Ally Financial, Inc. 4.13%, 02/13/22		50,000	51,562
8.00%, 11/01/31		50,000	62,063
Credit Acceptance Corp., 7.38%, 03/15/23		60,000	63,000
Enova International, Inc., 9.75%, 06/01/21		83,000	87,150
Navient Corp., 8.00%, 03/25/20		65,000	71,890
Springleaf Finance Corp., 8.25%, 12/15/20		190,000	213,275
TMX Finance LLC, 8.50%, 09/15/18(b)		140,000	131,950

			680,890

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Containers & Packaging 1.3%
ARD Finance SA, 6.63%, 09/15/23(d)	EUR	200,000	$253,144
Owens-Brockway Glass Container, Inc., 5.00%, 01/15/22(b)		$75,000	79,265

			332,409

Diversified Financial Services 2.1%
FBM Finance, Inc., 8.25%, 08/15/21(b)		100,000	107,250
Jefferies Finance LLC, 7.25%, 08/15/24(b)		200,000	200,500
NewStar Financial, Inc., 7.25%, 05/01/20		90,000	92,250
Orchestra Borrower LLC, 6.75%, 06/15/22		65,000	68,259
SquareTwo Financial Corp., 11.00%, 05/24/19(e)(f)		159,718	69,637

			537,896

Diversified Telecommunication Services 9.3%
CCO Holdings LLC 5.88%, 04/01/24(b)		125,000	134,219
5.75%, 02/15/26(b)		50,000	53,750
5.50%, 05/01/26(b)		175,000	185,937
5.13%, 05/01/27(b)		5,000	5,169
CenturyLink, Inc., Series Y, 7.50%, 04/01/24		85,000	92,331
CenturyLink, Inc., Series P, 7.60%, 09/15/39		30,000	27,825
Frontier Communications Corp. 9.25%, 07/01/21		100,000	95,000
11.00%, 09/15/25		65,000	59,556
Intelsat Jackson Holdings SA 7.50%, 04/01/21		50,000	47,250
5.50%, 08/01/23		200,000	172,500
8.00%, 02/15/24(b)		38,000	41,277
9.75%, 07/15/25(b)		45,000	46,463
Level 3 Financing, Inc. 5.38%, 05/01/25		75,000	79,687
5.25%, 03/15/26		125,000	132,813
SFR Group SA 6.00%, 05/15/22(b)		200,000	209,246
7.38%, 05/01/26(b)		400,000	433,000
Sprint Capital Corp., 6.88%, 11/15/28		125,000	136,250
8.75%, 03/15/32		50,000	62,000
Wind Acquisition Finance SA, 7.38%, 04/23/21(b)		200,000	208,220
Windstream Services LLC 7.75%, 10/01/21		135,000	120,825
7.50%, 04/01/23		75,000	63,563

			2,406,881

Electronic Equipment, Instruments & Components 0.3%
CDW LLC, 5.50%, 12/01/24		75,000	82,125

Energy Equipment & Services 2.2%
Ensco plc 8.00%, 01/31/24		21,000	19,359
5.75%, 10/01/44		25,000	16,688
Noble Holding International Ltd. 7.75%, 01/15/24		45,000	35,813
6.20%, 08/01/40		25,000	15,250
Precision Drilling Corp. 7.75%, 12/15/23		30,000	30,075
5.25%, 11/15/24		35,000	31,412
Rowan Cos., Inc., 7.38%, 06/15/25		75,000	70,687
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(b)		57,000	61,560
Transocean, Inc., 9.00%, 07/15/23(b)		65,000	67,925
Trinidad Drilling Ltd., 6.63%, 02/15/25(b)		105,000	98,963
Weatherford International Ltd. 7.75%, 06/15/21		75,000	76,875
9.88%, 02/15/24(b)		10,000	10,725
7.00%, 03/15/38		25,000	22,594

			557,926

Equity Real Estate Investment Trusts (REITs) 1.8%
Equinix, Inc. 5.38%, 04/01/23		60,000	62,400
5.38%, 05/15/27		85,000	91,906
MGM Growth Properties Operating Partnership LP, 4.50%, 09/01/26		70,000	70,525
Uniti Group LP 8.25%, 10/15/23		150,000	154,500
7.13%, 12/15/24(b)		35,000	34,300
Uniti Group, Inc., 7.13%, 12/15/24(b)		30,000	29,400
VEREIT Operating Partnership LP, 4.88%, 06/01/26		30,000	32,056

			475,087

Food & Staples Retailing 0.5%
Albertsons Cos. LLC, 6.63%, 06/15/24(b)		85,000	79,900
New Albertson’s, Inc., 7.45%, 08/01/29		70,000	63,000

			142,900

Food Products 1.4%
Dean Foods Co., 6.50%, 03/15/23(b)		60,000	62,175
JBS USA LUX SA, 7.25%, 06/01/21(b)		200,000	203,250
Post Holdings, Inc., 5.50%, 03/01/25(b)		85,000	89,675

			355,100

Gas Utilities 0.3%
AmeriGas Partners LP, 5.75%, 05/20/27		75,000	75,750

Health Care Equipment & Supplies 0.5%
DJO Finco, Inc., 8.13%, 06/15/21(b)		65,000	61,262
Hill-Rom Holdings, Inc., 5.75%, 09/01/23(b)		75,000	79,125

			140,387

Health Care Providers & Services 7.5%
Centene Corp., 4.75%, 01/15/25		125,000	130,312
Community Health Systems, Inc. 7.13%, 07/15/20		160,000	154,200
6.88%, 02/01/22		35,000	30,012
6.25%, 03/31/23		125,000	128,125
DaVita, Inc. 5.13%, 07/15/24		60,000	61,687
5.00%, 05/01/25		75,000	76,110
Envision Healthcare Corp., 5.63%, 07/15/22		150,000	155,625
HCA, Inc. 7.50%, 02/15/22		200,000	231,000
5.00%, 03/15/24		50,000	53,075
5.38%, 02/01/25		115,000	122,475
5.25%, 06/15/26		125,000	135,313
Molina Healthcare, Inc., 4.88%, 06/15/25(b)		60,000	61,050
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)		85,000	92,013
Tenet Healthcare Corp. 8.13%, 04/01/22		285,000	306,660
4.63%, 07/15/24(b)		90,000	89,550

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued) 5.13%, 05/01/25(b)		$40,000	$40,250
WellCare Health Plans, Inc., 5.25%, 04/01/25		60,000	63,600

			1,931,057

Hotels, Restaurants & Leisure 4.3%
GLP Capital LP, 5.38%, 04/15/26		75,000	81,750
Hilton Domestic Operating Co., Inc., 4.25%, 09/01/24(b)		65,000	65,650
Hilton Grand Vacations Borrower LLC, 6.13%, 12/01/24(b)		75,000	82,031
Jack Ohio Finance LLC 6.75%, 11/15/21(b)		80,000	83,400
10.25%, 11/15/22(b)		40,000	44,000
Jacobs Entertainment, Inc., 7.88%, 02/01/24(b)		65,000	70,525
KFC Holding Co., 4.75%, 06/01/27(b)		45,000	46,406
Landry’s, Inc., 6.75%, 10/15/24(b)		75,000	76,898
MGM Resorts International, 6.00%, 03/15/23		100,000	110,750
NCL Corp. Ltd., 4.75%, 12/15/21(b)		70,000	72,450
Penn National Gaming, Inc., 5.63%, 01/15/27(b)		120,000	123,600
Scientific Games International, Inc., 10.00%, 12/01/22		175,000	195,125
Speedway Motorsports, Inc., 5.13%, 02/01/23		65,000	66,625

			1,119,210

Household Durables 1.6%
AV Homes, Inc., 6.63%, 05/15/22(b)		50,000	51,750
CalAtlantic Group, Inc., 5.25%, 06/01/26		75,000	78,000
M/I Homes, Inc., 5.63%, 08/01/25(b)		75,000	75,469
PulteGroup, Inc., 5.50%, 03/01/26		130,000	139,912
Shea Homes LP 5.88%, 04/01/23(b)		45,000	46,350
6.13%, 04/01/25(b)		10,000	10,325

			401,806

Household Products 0.3%
Spectrum Brands, Inc., 6.63%, 11/15/22		75,000	78,469

Independent Power and Renewable Electricity Producers 2.4%
Calpine Corp. 5.38%, 01/15/23		75,000	72,563
5.25%, 06/01/26(b)		65,000	63,700
Dynegy, Inc. 7.38%, 11/01/22		140,000	141,428
8.00%, 01/15/25(b)		75,000	74,250
NRG Energy, Inc., 6.25%, 07/15/22		175,000	183,531
NRG Yield Operating LLC, 5.38%, 08/15/24		75,000	78,375

			613,847

Insurance 0.7%
Hub Holdings LLC, 8.13%, 07/15/19(b)(d)		50,000	50,000
HUB International Ltd., 7.88%, 10/01/21(b)		120,000	125,400
NFP Corp. , 6.88%, 07/15/25(b)		15,000	15,261

			190,661

Internet & Direct Marketing Retail 0.5%
Netflix, Inc. 5.88%, 02/15/25		70,000	78,400
4.38%, 11/15/26(b)		50,000	50,625

			129,025

Internet Software & Services 0.7%
Zayo Group LLC, 5.75%, 01/15/27(b)		160,000	169,600

IT Services 1.1%
Conduent Finance, Inc., 10.50%, 12/15/24(b)		75,000	87,750
First Data Corp., 7.00%, 12/01/23(b)		180,000	194,175

			281,925

Machinery 2.6%
BlueLine Rental Finance Corp., 9.25%, 03/15/24(b)		60,000	65,100
Cloud Crane LLC, 10.13%, 08/01/24(b)		160,000	180,000
Meritor, Inc., 6.25%, 02/15/24		120,000	126,600
Novelis Corp. 6.25%, 08/15/24(b)		17,000	18,193
5.88%, 09/30/26(b)		51,000	53,678
SPX FLOW, Inc., 5.63%, 08/15/24(b)		75,000	77,625
Tennant Co., 5.63%, 05/01/25(b)		60,000	63,825
Terex Corp., 5.63%, 02/01/25(b)		85,000	88,612

			673,633

Marine 0.5%
CMA CGM SA, 7.75%, 01/15/21(b)	EUR	100,000	124,299

Media 6.8%
Altice Financing SA, 6.63%, 02/15/23(b)		$200,000	211,875
Altice Luxembourg SA, 7.75%, 05/15/22(b)		200,000	212,500
Cablevision Systems Corp., 5.88%, 09/15/22		75,000	79,219
CBS Radio, Inc., 7.25%, 11/01/24(b)		125,000	131,719
Cinemark USA, Inc., 4.88%, 06/01/23		75,000	76,275
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 03/15/20		115,000	115,862
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22		75,000	77,250
DISH DBS Corp., 5.88%, 11/15/24		125,000	135,594
Lamar Media Corp., 5.38%, 01/15/24		125,000	131,562
Sirius XM Radio, Inc. 5.38%, 04/15/25(b)		125,000	131,250
5.38%, 07/15/26(b)		75,000	78,604
5.00%, 08/01/27(b)		35,000	35,748
TEGNA, Inc., 6.38%, 10/15/23		120,000	127,050
Unitymedia Hessen GmbH & Co. KG, 5.00%, 01/15/25(b)		200,000	211,000

			1,755,508

Metals & Mining 3.3%
AK Steel Corp., 7.63%, 10/01/21		100,000	104,375
Alcoa Nederland Holding BV, 6.75%, 09/30/24(b)		20,000	22,050
ArcelorMittal, 6.13%, 06/01/25		60,000	68,475
First Quantum Minerals Ltd., 7.00%, 02/15/21(b)		125,000	129,688
Freeport-McMoRan, Inc. 6.88%, 02/15/23		25,000	27,125
4.55%, 11/14/24		40,000	39,100
5.45%, 03/15/43		60,000	55,200
Hudbay Minerals, Inc. 7.25%, 01/15/23(b)		20,000	21,675
7.63%, 01/15/25(b)		45,000	49,388
Steel Dynamics, Inc., 5.25%, 04/15/23		125,000	130,156
Teck Resources Ltd. 4.75%, 01/15/22		68,000	71,543
6.25%, 07/15/41		120,000	130,350

			849,125

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Multiline Retail 0.3%
JC Penney Corp., Inc. 5.88%, 07/01/23(b)		$25,000	$25,313
6.38%, 10/15/36		75,000	55,500

			80,813

Oil, Gas & Consumable Fuels 11.1%
Alta Mesa Holdings LP, 7.88%, 12/15/24(b)		25,000	26,250
Antero Midstream Partners LP, 5.38%, 09/15/24		30,000	30,975
Antero Resources Corp., 5.13%, 12/01/22		65,000	65,975
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(b)		40,000	41,000
Blue Racer Midstream LLC, 6.13%, 11/15/22(b)		100,000	102,250
California Resources Corp., 8.00%, 12/15/22(b)		45,000	28,687
Calumet Specialty Products Partners LP, 6.50%, 04/15/21		105,000	95,812
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23		80,000	79,500
Cenovus Energy, Inc. 6.75%, 11/15/39		25,000	26,997
4.45%, 09/15/42		30,000	25,084
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25		130,000	140,887
Chesapeake Energy Corp. 8.00%, 12/15/22(b)		35,000	37,100
8.00%, 01/15/25(b)		90,000	90,225
8.00%, 06/15/27(b)		30,000	30,000
Continental Resources, Inc., 4.50%, 04/15/23		50,000	48,750
Crestwood Midstream Partners LP, 5.75%, 04/01/25		75,000	75,281
DCP Midstream Operating LP, 6.75%, 09/15/37(b)		25,000	27,000
Delek Logistics Partners LP, 6.75%, 05/15/25(b)		65,000	65,812
Denbury Resources, Inc. 9.00%, 05/15/21(b)		15,000	14,288
5.50%, 05/01/22		30,000	16,275
Energy Transfer Equity LP 5.88%, 01/15/24		50,000	53,875
5.50%, 06/01/27		95,000	99,750
EP Energy LLC 9.38%, 05/01/20		30,000	25,537
8.00%, 11/29/24(b)		25,000	25,250
Genesis Energy LP, 5.63%, 06/15/24		130,000	125,450
Gulfport Energy Corp., 6.00%, 10/15/24(b)		85,000	83,938
Hilcorp Energy I LP, 5.75%, 10/01/25(b)		75,000	73,125
MEG Energy Corp., 6.50%, 01/15/25(b)		35,000	33,863
Murphy Oil Corp. , 4.70%, 12/01/22		45,000	44,213
Murray Energy Corp., 11.25%, 04/15/21(b)		80,000	60,735
Newfield Exploration Co. 5.75%, 01/30/22		25,000	26,406
5.63%, 07/01/24		80,000	83,900
NGPL PipeCo LLC, 4.88%, 08/15/27(b)		70,000	72,013
Oasis Petroleum, Inc., 6.88%, 03/15/22		65,000	64,350
ONEOK, Inc., 7.50%, 09/01/23		25,000	30,313
Parsley Energy LLC 6.25%, 06/01/24(b)		25,000	26,500
5.38%, 01/15/25(b)		35,000	35,700
PBF Logistics LP, 6.88%, 05/15/23		25,000	25,750
PDC Energy, Inc., 6.13%, 09/15/24(b)		45,000	46,181
QEP Resources, Inc., 5.25%, 05/01/23		75,000	72,914
Range Resources Corp., 5.00%, 03/15/23(b)		90,000	88,875
RSP Permian, Inc. 6.63%, 10/01/22		20,000	20,900
5.25%, 01/15/25(b)		75,000	76,125
Sanchez Energy Corp., 6.13%, 01/15/23		75,000	61,125
SM Energy Co., 6.13%, 11/15/22		75,000	73,500
Summit Midstream Holdings LLC, 5.50%, 08/15/22		80,000	80,400
Targa Resources Partners LP, 5.13%, 02/01/25(b)		90,000	92,588
Ultra Resources, Inc., 6.88%, 04/15/22(b)		65,000	66,950
Westmoreland Coal Co., 8.75%, 01/01/22(b)		30,000	25,913
Whiting Petroleum Corp., 5.75%, 03/15/21		80,000	75,900
WPX Energy, Inc., 7.50%, 08/01/20		25,000	26,750

			2,866,937

Paper & Forest Products 0.2%
Boise Cascade Co., 5.63%, 09/01/24(b)		50,000	52,000

Personal Products 0.1%
Revlon Consumer Products Corp., 5.75%, 02/15/21		45,000	37,350

Pharmaceuticals 2.1%
Valeant Pharmaceuticals International, Inc. 7.00%, 10/01/20(b)		200,000	197,500
6.38%, 10/15/20(b)		50,000	48,625
6.50%, 03/15/22(b)		60,000	63,300
5.88%, 05/15/23(b)		120,000	103,200
7.00%, 03/15/24(b)		125,000	133,125

			545,750

Professional Services 0.5%
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)		65,000	64,837
Jaguar Holding Co. II, 6.38%, 08/01/23(b)		50,000	53,125

			117,962

Real Estate Management & Development 0.5%
Crescent Communities LLC, 8.88%, 10/15/21(b)		130,000	136,500

Road & Rail 0.3%
Hertz Corp. (The), 5.88%, 10/15/20		75,000	70,266

Semiconductors & Semiconductor Equipment 0.4%
Qorvo, Inc., 6.75%, 12/01/23		100,000	109,715

Software 1.3%
BMC Software Finance, Inc., 8.13%, 07/15/21(b)		120,000	124,200
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)		70,000	72,363
Infor US, Inc. 5.75%, 05/15/22	EUR	100,000	123,411
6.50%, 05/15/22		$20,000	20,825

			340,799

Specialty Retail 0.5%
Party City Holdings, Inc., 6.13%, 08/15/23(b)		60,000	63,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Specialty Retail (continued)
PetSmart , Inc. 5.88%, 06/01/25(b)	$15,000	$14,400
8.88%, 06/01/25(b)	50,000	47,375

		124,775

Technology Hardware, Storage & Peripherals 2.3%
Dell International LLC , 7.13%, 06/15/24(b)	100,000	111,280
6.02%, 06/15/26(b)	75,000	83,537
NCR Corp., 6.38%, 12/15/23	125,000	133,438
Western Digital Corp., 10.50%, 04/01/24	235,000	278,181

		606,436

Thrifts & Mortgage Finance 1.7%
Provident Funding Associates LP, 6.38%, 06/15/25(b)	155,000	160,038
Quicken Loans, Inc., 5.75%, 05/01/25(b)	275,000	288,406

		448,444

Trading Companies & Distributors 0.2%
Beacon Roofing Supply, Inc., 6.38%, 10/01/23	60,000	64,650

Wireless Telecommunication Services 2.2%
Sprint Corp. 7.25%, 09/15/21	75,000	83,250
7.88%, 09/15/23	125,000	141,875
7.63%, 02/15/25	125,000	140,938
T-Mobile USA, Inc. 6.63%, 04/01/23	100,000	105,750
6.38%, 03/01/25	100,000	108,000

		579,813

Total Corporate Bonds (cost $23,663,000)		24,483,043

Common Stock 0.0%†

	Shares	Market Value
Hotels, Restaurants & Leisure 0.0%†
American Restaurant Group, Inc. *(e)(f)	972	0

Total Common Stock (cost $—)		0

Preferred Stock 0.0%†

	Shares	Market Value
Consumer Finance 0.0%†
SquareTwo TL, 0.00%*(e)(f)	355	0

Total Preferred Stock (cost $12,425)		0

Warrants 0.0%†

	Number of Warrants	Market Value
Aerospace & Defense 0.0%†
Sabreliner Corp., expiring 06/08/18*(e)(f)	8,400	0

Total Warrants (cost $—)		0

Short-Term Investment 1.6%

	Shares	Market Value
Money Market Fund 1.6%
Fidelity Investments Money Market Prime Money Market Portfolio — Institutional Class, 1.22%(h)	409,561	$409,725

Total Short-Term Investment (cost $409,725)		409,725

Total Investments (cost $24,263,410) (i) — 97.0%		25,091,977
Other assets in excess of liabilities — 3.0%		770,446

NET ASSETS — 100.0%		$25,862,423

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2017. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2017 was $12,328,763 which represents 47.67% of net assets.
(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2017. The maturity date reflects the next call date.
(d)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(e)	Fair valued security.
(f)	Illiquid security.
(g)	Security in default.
(h)	Represents 7-day effective yield as of July 31, 2017.
(i)	At July 31, 2017, the tax basis cost of the Fund’s investments was $24,270,329, tax unrealized appreciation and depreciation were $997,871 and $(176,223), respectively.
†	Amount rounds to less than 0.1%.

AG	Stock Corporation
BV	Private Limited Liability Company
GmbH	Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
OYJ	Public Traded Company
plc	Public Limited Company
Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Currency:

EUR	Euro

At July 31, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Euro	JPMorgan Chase Bank	08/14/17	(625,000)	$(713,216)	$(740,368)	$(27,152)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Commercial Mortgage-Backed Securities	$—	$199,209	$—	$199,209
Common Stock	—	—	—	—
Corporate Bonds
Aerospace & Defense	—	312,187	—	312,187
Auto Components	—	285,736	—	285,736
Banks	—	1,095,755	—	1,095,755
Building Products	—	147,900	—	147,900
Capital Markets	—	466,727	—	466,727
Chemicals	—	273,776	—	273,776
Commercial Services & Supplies	—	906,250	—	906,250
Communications Equipment	—	170,650	—	170,650
Construction & Engineering	—	328,856	—	328,856
Construction Materials	—	207,480	—	207,480
Consumer Finance	—	680,890	—	680,890
Containers & Packaging	—	332,409	—	332,409
Diversified Financial Services	—	537,896	—	537,896
Diversified Telecommunication Services	—	2,406,881	—	2,406,881
Electronic Equipment, Instruments & Components	—	82,125	—	82,125
Energy Equipment & Services	—	557,926	—	557,926
Equity Real Estate Investment Trusts (REITs)	—	475,087	—	475,087
Food & Staples Retailing	—	142,900	—	142,900
Food Products	—	355,100	—	355,100

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds (continued)
Gas Utilities	$—	$75,750	$—	$75,750
Health Care Equipment & Supplies	—	140,387	—	140,387
Health Care Providers & Services	—	1,931,057	—	1,931,057
Hotels, Restaurants & Leisure	—	1,119,210	—	1,119,210
Household Durables	—	401,806	—	401,806
Household Products	—	78,469	—	78,469
Independent Power and Renewable Electricity Producers	—	613,847	—	613,847
Insurance	—	190,661	—	190,661
Internet & Direct Marketing Retail	—	129,025	—	129,025
Internet Software & Services	—	169,600	—	169,600
IT Services	—	281,925	—	281,925
Machinery	—	673,633	—	673,633
Marine	—	124,299	—	124,299
Media	—	1,755,508	—	1,755,508
Metals & Mining	—	849,125	—	849,125
Multiline Retail	—	80,813	—	80,813
Oil, Gas & Consumable Fuels	—	2,866,937	—	2,866,937
Paper & Forest Products	—	52,000	—	52,000
Personal Products	—	37,350	—	37,350
Pharmaceuticals	—	545,750	—	545,750
Professional Services	—	117,962	—	117,962
Real Estate Management & Development	—	136,500	—	136,500
Road & Rail	—	70,266	—	70,266
Semiconductors & Semiconductor Equipment	—	109,715	—	109,715
Software	—	340,799	—	340,799
Specialty Retail	—	124,775	—	124,775
Technology Hardware, Storage & Peripherals	—	606,436	—	606,436
Thrifts & Mortgage Finance	—	448,444	—	448,444
Trading Companies & Distributors	—	64,650	—	64,650
Wireless Telecommunication Services	—	579,813	—	579,813

Total Corporate Bonds	$—	$24,483,043	$—	$24,483,043

Preferred Stock	—	—	—	—
Short-Term Investment	409,725	—	—	409,725
Warrant	—	—	—	—

Total Assets	$409,725	$24,682,252	$—	$25,091,977

Liabilities:
Forward Foreign Currency Contract	—	(27,152)	—	(27,152)

Total Liabilities	$—	$(27,152)	$—	$(27,152)

Total	$409,725	$24,655,100	$—	$25,064,825

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended July 31, 2017, the Fund held, one common stock, one corporate bond, one preferred stock and one warrant investment that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July, 31, 2017

Liabilities:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(27,152)

Total		$(27,152)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide HighMark Bond Fund

Asset-Backed Securities 7.4%

	Principal Amount	Market Value
Airlines 1.0%
Continental Airlines Pass-Through Trust, Series 2010-1, Class A, 4.75%, 01/12/21	$1,832,225	$1,937,578
Delta Air Lines Pass-Through Trust, Series 2011-1, Class A, 5.30%, 04/15/19	1,600,033	1,672,034
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	877,240	929,875

		4,539,487

Automobiles 2.7%
Ally Auto Receivables Trust, Series 2015-2, Class A3, 1.49%, 11/15/19	3,818,251	3,818,430
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05%, 03/20/20(a)	250,676	250,480
Ford Credit Auto Owner Trust, Series 2015-C, Class A3, 1.41%, 02/15/20	3,654,325	3,652,761
Toyota Auto Receivables Owner Trust, Series 2016-D, Class A3, 1.23%, 10/15/20	4,600,000	4,573,327

		12,294,998

Credit Card 3.4%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43%, 06/15/20	8,000,000	8,001,196
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 01/23/23	7,000,000	7,217,412

		15,218,608

Other 0.3%
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	143,968	143,711
CAL Funding II Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27(a)	1,050,000	1,049,186

		1,192,897

Total Asset-Backed Securities (cost $33,047,775)		33,245,990

Collateralized Mortgage Obligations 0.4%

	Principal Amount	Market Value
FHLMC REMIC, Series 1666, Class J, 6.25%, 01/15/24	373,533	403,576
RFMSI Trust, Series 2004-S3, Class A1, 4.75%, 03/25/19	87,718	87,568
Sequoia Mortgage Trust Series 2012-1, Class 2A1, 3.47%, 01/25/42(b)	178,582	180,373
Series 2013-1, Class 1A1, 1.45%, 02/25/43(b)	1,150,701	1,121,871
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 3.00%, 12/25/33(b)	244,350	246,200

Total Collateralized Mortgage Obligations (cost $2,033,473)		2,039,588

Commercial Mortgage-Backed Securities 0.5%

	Principal Amount	Market Value
COMM Mortgage Trust, Series 2013-CR8, Class A1, 1.02%, 06/10/46	$937,907	$935,560
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A1, 1.27%, 04/15/47	354,792	354,367
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A1, 1.28%, 05/15/47	1,009,827	1,006,442

Total Commercial Mortgage-Backed Securities (cost $2,301,971)		2,296,369

Corporate Bonds 39.8%

	Principal Amount	Market Value
Automobiles 3.4%
Daimler Finance North America LLC, 1.75%, 10/30/19(a)	3,750,000	3,726,638
Ford Motor Co., 7.45%, 07/16/31	5,100,000	6,515,423
General Motors Co., 3.50%, 10/02/18	5,000,000	5,092,115

		15,334,176

Banks 12.1%
Bank of America Corp., 4.00%, 04/01/24	6,500,000	6,865,488
Bank of Nova Scotia (The), 2.70%, 03/07/22	3,750,000	3,791,584
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22	3,500,000	3,500,560
Capital One Bank USA NA, 3.38%, 02/15/23	6,500,000	6,596,791
Citigroup, Inc., 3.20%, 10/21/26	7,500,000	7,323,675
Cooperatieve Rabobank UA, 1.38%, 08/09/19	3,250,000	3,223,844
First Republic Bank, 2.38%, 06/17/19	2,850,000	2,868,858
JPMorgan Chase & Co., 3.20%, 01/25/23	7,500,000	7,703,423
KeyBank NA, 2.25%, 03/16/20	2,000,000	2,013,838
Royal Bank of Scotland Group plc, 3.88%, 09/12/23	3,350,000	3,435,130
Wells Fargo & Co., 3.00%, 10/23/26	7,500,000	7,353,713

		54,676,904

Beverages 1.3%
Anheuser-Busch InBev Finance, Inc., 3.65%, 02/01/26	5,500,000	5,688,760

Capital Markets 1.3%
Bank of New York Mellon Corp. (The), 2.05%, 05/03/21	3,550,000	3,532,892
2.60%, 02/07/22	2,100,000	2,119,333
Lehman Brothers Holdings, Inc., 5.63%, 01/24/13*	4,000,000	246,000

		5,898,225

Chemicals 0.8%
Dow Chemical Co. (The), 4.38%, 11/15/42	3,500,000	3,586,404

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services 3.0%
AT&T, Inc., 4.45%, 04/01/24	$3,000,000	$3,189,735
4.13%, 02/17/26	3,850,000	3,944,825
Verizon Communications, Inc., 4.13%, 03/16/27	2,400,000	2,467,658
5.25%, 03/16/37	3,550,000	3,760,061

		13,362,279

Energy Equipment & Services 0.6%
Ensco plc, 4.50%, 10/01/24	3,345,000	2,549,526

Equity Real Estate Investment Trusts (REITs) 1.2%
Boston Properties LP, 4.13%, 05/15/21	5,000,000	5,304,465

Food & Staples Retailing 1.1%
CVS Health Corp., 2.75%, 12/01/22	5,000,000	5,046,005

Health Care Equipment & Supplies 1.0%
Becton Dickinson and Co., 2.13%, 06/06/19	4,500,000	4,519,377

Health Care Providers & Services 0.8%
Quest Diagnostics, Inc., 3.50%, 03/30/25	3,500,000	3,569,118

Insurance 0.3%
American International Group, Inc., 2.30%, 07/16/19	1,500,000	1,512,516

Media 1.5%
21st Century Fox America, Inc., 7.75%, 02/01/24	1,000,000	1,233,243
TCI Communications, Inc., 7.13%, 02/15/28	125,000	165,857
Time Warner Cable LLC, 8.25%, 04/01/19	2,000,000	2,200,300
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	2,500,000	3,131,912

		6,731,312

Metals & Mining 0.7%
BHP Billiton Finance USA Ltd., 6.75%, 10/19/75(a)(b)	2,700,000	3,098,250

Multiline Retail 1.1%
Macy’s Retail Holdings, Inc., 4.38%, 09/01/23(c)	5,000,000	5,012,415

Oil, Gas & Consumable Fuels 4.5%
Canadian Oil Sands Ltd., 7.75%, 05/15/19(a)	3,500,000	3,786,027
Enbridge Energy Partners LP, 4.38%, 10/15/20	2,750,000	2,900,760
Kinder Morgan, Inc., 7.80%, 08/01/31	5,500,000	7,022,900
Petro-Canada, 6.80%, 05/15/38	3,125,000	4,117,600
Transcontinental Gas Pipe Line Co. LLC, 6.05%, 06/15/18	2,500,000	2,587,613

		20,414,900

Paper & Forest Products 1.9%
Georgia-Pacific LLC, 8.00%, 01/15/24	6,500,000	8,421,719

Pharmaceuticals 2.1%
Johnson & Johnson, 3.63%, 03/03/37	6,650,000	6,906,524
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23	2,500,000	2,495,325

		9,401,849

Technology Hardware, Storage & Peripherals 0.6%
HP, Inc., 4.38%, 09/15/21	2,750,000	2,933,783

Trading Companies & Distributors 0.5%
Air Lease Corp., 2.63%, 09/04/18	2,400,000	2,420,633

Total Corporate Bonds (cost $178,278,885)		179,482,616

Foreign Government Security 0.3%

	Principal Amount	Market Value
CANADA 0.3%
Province of Saskatchewan, 9.38%, 12/15/20	1,000,000	1,229,771

Total Foreign Government Security (cost $1,014,243)		1,229,771

Mortgage-Backed Securities 24.3%

	Principal Amount	Market Value
FHLMC Gold Pool
Pool# G11401 6.00%, 09/01/17	1,787	1,788
Pool# E01252 6.00%, 11/01/17	1,927	1,930
Pool# B14038 4.50%, 05/01/19	35,599	36,521
Pool# B15759 4.50%, 07/01/19	154,573	158,587
Pool# G11678 4.50%, 04/01/20	23,059	23,648
Pool# G11769 5.00%, 10/01/20	48,805	50,425
Pool# G13201 4.50%, 07/01/23	217,998	230,868
Pool# J15482 4.00%, 05/01/26	721,434	757,572
Pool# J20465 2.50%, 09/01/27	2,779,887	2,821,932
Pool# J23807 3.00%, 05/01/28	2,914,253	3,003,852

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
FHLMC Gold Pool (continued)
Pool# V60563 3.00%, 06/01/29	$10,778,179	$11,114,885
Pool# V60796 2.50%, 05/01/30	3,789,755	3,824,612
Pool# G07924 3.50%, 01/01/45	6,012,260	6,229,818
FHLMC Non Gold Pool
Pool# 848191 2.90%, 12/01/34(b)	730,400	766,614
Pool# 848134 3.21%, 06/01/39(b)	166,357	177,221
FNMA Pool
Pool# 555170 6.00%, 11/01/17	114	114
Pool# 254546 5.50%, 12/01/17	10,310	10,335
Pool# 555872 5.00%, 11/01/18	9,740	9,961
Pool# 735521 5.50%, 03/01/20	312,064	320,005
Pool# 292234 8.00%, 08/01/24	1,077	1,079
Pool# 931892 4.50%, 09/01/24	602,499	635,039
Pool# 293495 8.00%, 09/01/24	199	199
Pool# AD6156 4.00%, 05/01/25	162,871	169,719
Pool# 303300 8.50%, 05/01/25	5,699	6,315
Pool# AE3066 3.50%, 09/01/25	1,252,496	1,305,673
Pool# AE0552 5.00%, 09/01/25	622,244	659,615
Pool# AE5487 3.50%, 10/01/25	555,542	579,129
Pool# 342718 6.50%, 05/01/26	42,686	47,250
Pool# AJ4093 3.50%, 10/01/26	1,619,189	1,687,935
Pool# 250764 7.50%, 12/01/26	46,219	51,698
Pool# AB5710 2.50%, 07/01/27	3,123,281	3,169,666
Pool# AP9771 3.00%, 10/01/27	855,303	882,089
Pool# 402854 6.00%, 12/01/27	8,152	9,168
Pool# 251497 6.00%, 12/01/27	371	417
Pool# 415652 6.50%, 03/01/28	4,097	4,535
Pool# AT7857 2.50%, 06/01/28	5,141,501	5,215,976
Pool# 432037 6.00%, 07/01/28	58,831	66,157
Pool# 437979 6.00%, 08/01/28	12,142	13,655
Pool# 446099 6.00%, 10/01/28	8,201	9,223
Pool# 450653 6.00%, 12/01/28	65,184	73,301
Pool# 440738 6.00%, 12/01/28	61,082	69,246
Pool# 453865 6.00%, 12/01/28	41,605	46,787
Pool# 252212 6.50%, 01/01/29	110,660	126,193
Pool# 504076 6.50%, 06/01/29	49,498	56,178
Pool# 484939 6.50%, 06/01/29	10,972	12,146
Pool# 252570 6.50%, 07/01/29	48,404	55,375
Pool# 506638 6.50%, 08/01/29	20,141	22,295
Pool# AS4320 3.00%, 01/01/30	2,850,147	2,936,489
Pool# AS4929 2.50%, 05/01/30	4,337,894	4,388,800
Pool# AL6825 3.00%, 05/01/30	8,952,782	9,218,388
Pool# 535300 6.50%, 05/01/30	57,540	65,832
Pool# 539932 7.00%, 05/01/30	6,961	7,003
Pool# 524343 8.00%, 06/01/30	4,230	4,397
Pool# AL9867 3.00%, 02/01/32	12,136,201	12,490,463
Pool# AP6360 3.00%, 09/01/32	1,581,899	1,622,304
Pool# AL4052 3.50%, 08/01/33	1,872,428	1,959,587
Pool# 725027 5.00%, 11/01/33	793,787	871,495
Pool# 725205 5.00%, 03/01/34	266,800	292,160
Pool# 829431 3.23%, 01/01/36(b)	1,431,962	1,499,298
Pool# AB8610 3.00%, 03/01/43	3,805,429	3,832,291
Pool# AL5080 3.00%, 06/01/43	10,451,819	10,544,466
Pool# AL8256 3.00%, 08/01/43	6,656,147	6,726,412
Pool# AL7259 3.00%, 09/01/43	8,191,924	8,278,374
GNMA I Pool
Pool# 348637 7.50%, 05/15/23	14,978	15,992
Pool# 354696 6.50%, 12/15/23	8,710	9,539
Pool# 369270 6.50%, 12/15/23	2,511	2,750
Pool# 368677 7.50%, 01/15/24	13,280	14,282
Pool# 359986 7.50%, 01/15/24	691	693
Pool# 362734 7.50%, 01/15/24	320	325
Pool# 371909 6.50%, 02/15/24	25,001	27,381
Pool# 392055 7.00%, 04/15/24	7,019	7,035
Pool# 442138 8.00%, 11/15/26	43,579	47,779
Pool# 439463 8.00%, 12/15/26	16,198	17,603
Pool# 399109 7.50%, 02/15/27	11,541	12,700
Pool# 435777 7.50%, 02/15/27	3,327	3,367
Pool# 445661 7.50%, 07/15/27	8,863	9,456

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value
GNMA I Pool (continued)
Pool# 443887 7.50%, 08/15/27	$5,862	$6,005
Pool# 455381 7.50%, 08/15/27	5,144	5,619
Pool# 450591 7.50%, 08/15/27	841	872
Pool# 453295 7.50%, 08/15/27	464	486
Pool# 446699 6.00%, 08/15/28	30,869	34,793
Pool# 482748 6.00%, 09/15/28	38,437	43,324
Pool# 460906 6.00%, 09/15/28	11,870	13,379
Pool# 476969 6.50%, 01/15/29	32,726	35,840
Pool# 781029 6.50%, 05/15/29	133,065	153,956
Pool# 503106 6.50%, 06/15/29	12,746	13,959

Total Mortgage-Backed Securities (cost $110,204,026)		109,731,640

Municipal Bonds 4.7%

	Principal Amount	Market Value
California 3.1%
California State, GO, 6.20%, 10/01/19	4,000,000	4,366,840
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	2,900,000	4,249,631
Metropolitan Water District of Southern California, RB, Series A, 6.95%, 07/01/40	5,000,000	5,614,050

		14,230,521

New Jersey 1.6%
New Jersey State Turnpike Authority, RB, Series A, 7.10%, 01/01/41	4,900,000	7,164,192

Total Municipal Bonds (cost $18,998,435)		21,394,713

U.S. Treasury Obligations 20.3%

	Principal Amount	Market Value
U.S. Treasury Bond 3.63%, 08/15/43	15,000,000	17,090,625
U.S. Treasury Notes 1.50%, 11/30/19	10,000,000	10,023,050
2.38%, 12/31/20	12,500,000	12,822,750
2.13%, 08/15/21	18,000,000	18,289,692
1.88%, 01/31/22	18,500,000	18,568,653
1.63%, 04/30/23	10,000,000	9,818,750
2.00%, 05/31/24	345,000	343,006
2.00%, 02/15/25	4,575,000	4,523,531

Total U.S. Treasury Obligations (cost $91,883,405)		91,480,057

Short-Term Investment 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.91% (d)(e)	402,416	402,416

Total Short-Term Investment (cost $402,416)		402,416

Repurchase Agreement 1.1%

	Principal Amount	Market Value
Royal Bank of Canada, 1.02%, dated 07/31/17, due 08/01/17, repurchase price $4,745,718, collateralized by U.S. Treasury Notes, ranging from 1.75% — 2.00%, maturing 10/31/20 — 04/30/24; total market value $4,840,511.(e)	$4,745,584	$4,745,584

Total Repurchase Agreement (cost $4,745,584)		4,745,584

Total Investments (cost $442,910,213)(f) — 98.9%		446,048,744
Other assets in excess of liabilities — 1.1%		4,846,724

NET ASSETS — 100.0%		$450,895,468

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2017 was $11,910,581 which represents 2.65% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2017. The maturity date represents the actual maturity date.
(c)	The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $4,962,291, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $402,416 and $4,745,584, respectively, a total value of $5,148,000.
(d)	Represents 7-day effective yield as of July 31, 2017.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2017 was $5,148,000.
(f)	At July 31, 2017, the tax basis cost of the Fund’s investments was $442,959,022, tax unrealized appreciation and depreciation were $9,121,745 and $(6,032,023), respectively.

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
plc	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$33,245,990	$—	$33,245,990
Collateralized Mortgage Obligations	—	2,039,588	—	2,039,588
Commercial Mortgage-Backed Securities	—	2,296,369	—	2,296,369
Corporate Bonds	—	179,482,616	—	179,482,616
Foreign Government Security	—	1,229,771	—	1,229,771
Mortgage-Backed Securities	—	109,731,640	—	109,731,640
Municipal Bonds	—	21,394,713	—	21,394,713
Repurchase Agreement	—	4,745,584	—	4,745,584
Short-Term Investment	402,416	—	—	402,416
U.S. Treasury Obligations	—	91,480,057	—	91,480,057

Total	$402,416	$445,646,328	$—	$446,048,744

Amounts designated as “ — ”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund

Municipal Bonds 99.3%

	Principal Amount	Market Value
California 99.3%
Alhambra, Unified School District, Refunding, GO Series A, 5.00%, 08/01/20	$495,000	$553,425
Series A, 5.00%, 08/01/21	475,000	547,195
Alum Rock Union Elementary School District, Election 2012, GO, Series C, 5.00%, 08/01/29	595,000	712,501
Anaheim, Union High School District, California 2015, Refunding, GO, 5.00%, 08/01/24	2,000,000	2,463,760
Atascadero, Unified School District, Election 2010, GO, AGM Insured, Series A, 5.25%, 08/01/25	345,000	394,166
Banning Unified School District, GO, AGM Insured, 5.00%, 08/01/28	600,000	726,858
Banning, Utility Authority Water Enterprise and Improvement Projects, Refunding, RB, AGM Insured, 5.00%, 11/01/23	500,000	600,435
Bay Area Toll Authority, San Francisco Bay Area, Refunding, RB, Series F-1, 5.00%, 04/01/24	785,000	918,623
Bay Area Water Supply & Conservation Agency, Capital Cost Recovery Prepayment Program, RB, Series A, 4.00%, 10/01/19	880,000	938,194
Burlingame Financing Authority, Storm Drainage, RB 5.00%, 07/01/27	305,000	367,772
5.00%, 07/01/28	400,000	477,716
California Educational Facilities Authority, Pepperdine University, Refunding, RB, Series 2012, 5.00%, 09/01/24	455,000	537,628
California Educational Facilities Authority, Santa Clara University, Unrefunded, RB 5.25%, 04/01/23	15,000	15,444
5.25%, 04/01/24	45,000	46,333
California Health Facilities Financing Authority, Refunding, RB 5.00%, 11/15/23	500,000	603,855
5.00%, 11/15/28	4,000,000	4,803,600
California State, Department of Water Resources, Power Supply Revenue, Prerefunded, RB, AGM Insured, Series H, 5.00%, 05/01/21	1,065,000	1,098,590
California State, Economic Recovery, Prerefunded Balance, GO, Series A, 5.00%, 07/01/20	555,000	598,251
California State, GO, 5.00%, 11/01/24	2,000,000	2,250,460
California State, Public Works Board, Lease Revenue, Department of Corrections & Rehabilitation, RB, Series H, 5.00%, 12/01/27	3,660,000	4,410,739
California State, Public Works Board, Lease Revenue, Regents of the University of California, ETM, RB, Series G, 5.00%, 12/01/21	1,000,000	1,163,570
California State, University, Statewide, RB, Series A, 5.00%, 11/01/23	300,000	365,409
California State, University, Systemwide, Prerefunded, RB, Series A, 5.25%, 11/01/22	255,000	274,150
California State, University, Systemwide, Refunding, RB Series A, 5.00%, 11/01/25	1,000,000	1,107,360
Series A, 5.00%, 11/01/26	1,500,000	1,658,445
Campbell, Unified High School District, Refunding, GO, 5.25%, 08/01/25	695,000	754,860
Cerritos, Community College District, Election 2004, Prerefunded Balance, GO Series C, 5.25%, 08/01/24	450,000	488,758
Series C, 5.25%, 08/01/25	750,000	814,598
Chaffey, Community College District, Election 2002, GO, Series E, 5.00%, 06/01/23	1,000,000	1,178,430
Chino Valley, Unified School District, Election 2002, Refunding, GO, Series A, 5.00%, 08/01/23	975,000	1,153,766
Citrus, Community College District, Refunding, GO, Series A, 5.00%, 08/01/23	500,000	604,980
City of Clovis, Water & Wastewater Revenue, Refunding, RB, BAM Insured, 5.00%, 08/01/28	1,500,000	1,861,500
Desert Sands, Unified School District, Election 2001, Prerefunded, GO 5.25%, 08/01/20	610,000	636,950
5.25%, 08/01/22	825,000	861,448
Dinuba, Unified School District, GO, BAM Insured, 5.00%, 08/01/27	800,000	979,312
El Camino, Community College District, Refunding, GO, 5.00%, 08/01/21	1,250,000	1,441,050
Eureka Successor Agency, Refunding, Tax Allocation, NATL Insured, Series B, 5.00%, 11/01/23	1,000,000	1,186,480
Fallbrook, Union Elementary School District, San Diego County, Election 2002, Refunding, GO, Series A, 5.00%, 08/01/23	720,000	852,012
Franklin-Mckinley, School District, Refunding, GO, BAM Insured, 5.00%, 08/01/24	500,000	608,395
Fruitvale, School District, Refunding, GO, 5.00%, 08/01/25	400,000	498,688
Garden Grove California Agency for Community Development, Tax Allocation Bonds, BAM Insured, 5.00%, 10/01/25	500,000	612,700
Hawthorne city Subordinate Tax Allocation, Successor Agency to the Community Redevelopment Agency, Refunding, Tax Allocation, AGM Insured, 5.00%, 09/01/29	500,000	587,895
Imperial, Irrigation District, Electric Revenue, Refunding, RB Series C, 5.00%, 11/01/26	2,600,000	2,933,190
Series C, 5.00%, 11/01/27	700,000	859,782
Series C, 5.00%, 11/01/28	580,000	704,132
Series C, 5.00%, 11/01/32	500,000	592,495

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
Kern Country Water Agency, Improvement District No 4, Refunding, RB, AGM Insured, Series A, 5.00%, 05/01/29	$1,555,000	$1,855,659
Kern, High School District, Refunding, GO 4.00%, 08/01/18	455,000	469,519
4.00%, 08/01/19	740,000	785,414
5.00%, 08/01/22	885,000	1,048,362
Lincoln, Unified School District, Election 2012, GO, Series C, 5.00%, 08/01/24	250,000	307,970
Live Oak School District, Santa Cruz County, GO 5.00%, 08/01/25	550,000	674,619
5.00%, 08/01/30	885,000	1,054,531
Lodi, Unified School District, Refunding, GO, BAM Insured, 5.00%, 08/01/27	450,000	550,863
Lompoc, Unified School District, GO, 5.00%, 06/01/23	345,000	415,963
Long Beach, Harbor Revenue, Refunding, RB, Series B, 5.00%, 05/15/24	1,845,000	2,047,267
Long Beach, Unified School District, Election 2008, Prerefunded, GO, Series B, 5.25%, 08/01/24	940,000	1,020,962
Long Beach, Unified School District, Election 2008, Unrefunded Balance, GO Series B, 5.25%, 08/01/24	60,000	65,137
Series A, 5.25%, 08/01/25	100,000	108,540
Los Angeles Country Public Works Financing Authority, RB Series D, 5.00%, 12/01/23	400,000	484,296
Series D, 5.00%, 12/01/28	1,430,000	1,729,156
Series D, 5.00%, 12/01/32	1,000,000	1,181,210
Los Angeles County Redevelopment Authority, Tax Allocation Refunding, RB, AGM Insured, 5.00%, 12/01/28	500,000	591,220
Los Angeles Municipal Improvement Corp., Refunding, RB, Series B, 5.00%, 11/01/29	2,000,000	2,412,680
Los Angeles, Airport Department Revenue, Los Angeles International Airport, RB, Series D, 5.00%, 05/15/24	1,130,000	1,254,537
Los Angeles, Airport Department Revenue, Los Angeles International Airport, Refunding, RB Series A, 5.25%, 05/15/22	500,000	538,835
Series A, 5.00%, 05/15/23	1,000,000	1,109,920
Los Angeles, GO, Series A, 5.00%, 09/01/24	975,000	1,129,937
Los Angeles, Harbor Department Revenue, RB Series A, 5.00%, 08/01/20	2,090,000	2,260,774
Series A, 5.25%, 08/01/21	350,000	380,327
Los Angeles, Unified School District, Refunding, GO, Series C, 5.00%, 07/01/24	1,285,000	1,584,187
Los Angeles, Waste Water System Revenue, Senior Lien, Refunding, RB, Series B, 5.00%, 06/01/24	1,535,000	1,799,296
Los Angeles, Water & Power Department Revenue, Power System, Refunding, RB Series A, 5.00%, 07/01/22	2,380,000	2,730,473
Manteca, Sewer Revenue, Refunding, RB, 5.00%, 12/01/22	1,580,000	1,854,335
Merced, Community College District, Refunding, GO, 5.00%, 08/01/25	1,000,000	1,217,660
Milpitas Redevelopment Agency, Refunding, Tax Allocation, 5.00%, 09/01/27	1,055,000	1,255,429
Modesto, Irrigation District, Capital Improvements, COP, Series A, 5.50%, 10/01/25	1,500,000	1,609,455
Modesto, Irrigation District, Electric Revenue, Refunding, RB Series A, 5.00%, 07/01/20	535,000	596,193
Series A, 5.00%, 07/01/21	750,000	859,958
Series A, 5.00%, 07/01/22	1,575,000	1,807,564
Mount Diablo, Unified School District, Refunding, GO, 5.00%, 08/01/26	300,000	344,001
Northern California Transmission Agency, Refunding, RB, Series A, 5.00%, 05/01/22	665,000	712,428
Oak Grove, School District, Refunding, GO, 5.00%, 08/01/23	500,000	606,265
Ohlone, Community College District, Refunding, GO, 5.00%, 08/01/22	720,000	854,064
Ontario-Montclair School District, GO, AGM Insured Series A, 5.00%, 08/01/25	255,000	313,892
Series A, 4.00%, 08/01/27	365,000	414,790
Orange County, Sanitation District, Waste Water System Revenue, Refunding, RB, Series A, 5.00%, 02/01/28	3,900,000	4,905,420
Oxnard, School District, Election 2012, GO, AGM Insured, Series D, 5.25%, 08/01/26	250,000	309,343
Pajaro Valley, Unified School District, Refunding, GO, Series A, 4.00%, 08/01/19	500,000	530,380
Palm Springs Financing Authority Lease, Refunding, RB, 5.00%, 11/01/25	260,000	315,986
Paramount, Unified School District, Refunding, GO, BAM Insured 5.00%, 08/01/22	500,000	588,220
5.00%, 08/01/25	1,000,000	1,228,110
Peralta, Community College District, Refunding, GO, 5.00%, 08/01/20	2,240,000	2,505,798
Perris, Unified High School District, Refunding, GO, BAM Insured, 5.00%, 09/01/24	1,000,000	1,218,320
Placentia-Yorba Linda, Unified School District, Refunding, GO, 5.00%, 08/01/24	500,000	615,940
Pomona Unified School District, GO, AGM Insured, 5.00%, 08/01/27	1,700,000	2,074,204
Port of Oakland, Intermediate Lien, Refunding, RB, NATL-RE Insured, Series B, 5.00%, 11/01/18	1,970,000	1,990,784
Redding, Electric System Revenue, Prerefunded, COP, AGM Insured Series A, 5.00%, 06/01/22	885,000	915,710

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
Redding, Electric System Revenue, Prerefunded, COP, AGM Insured (continued) Series A, 5.00%, 06/01/24	$670,000	$693,249
Redding, Electric System Revenue, Unrefunded, COP, AGM Insured Series A, 5.25%, 06/01/19	200,000	207,462
Series A, 5.00%, 06/01/22	640,000	662,279
Series A, 5.00%, 06/01/24	490,000	506,890
Sacramento Area Flood Control Agency, RB, Series A, 5.00%, 10/01/26	500,000	627,550
Sacramento, Municipal Utility District Electric, RB, AGM Insured Series U, 5.00%, 08/15/23	1,690,000	1,764,255
Series U, 5.00%, 08/15/24	595,000	621,105
Sacramento, Municipal Utility District, Electric Revenue, Refunding, RB, Series D, 5.00%, 08/15/26	720,000	907,150
San Bernardino, Community College District, Election 2002, Prerefunded Balance, GO, Series A, 6.25%, 08/01/24	1,055,000	1,112,097
San Bernardino, Community College District, Refunding, GO, Series A, 5.00%, 08/01/20	1,000,000	1,118,030
San Diego, Community College District, Refunding, GO 5.00%, 08/01/20	560,000	627,155
5.00%, 08/01/21	400,000	461,816
5.00%, 08/01/24	1,000,000	1,177,590
San Diego, Public Facilities Financing Authority, Sewer Revenue, Refunding, RB Series B, 5.50%, 05/15/23	2,750,000	2,974,207
Series A, 5.25%, 05/15/26	1,675,000	1,871,779
San Diego, Public Facilities Financing Authority, Water Revenue, Refunding, RB, Series B, 5.00%, 08/01/21	1,000,000	1,080,560
San Diego, Successor Agency to the Redevelopment Agency, Refunding, Tax Allocation Series A, 5.00%, 09/01/27	1,100,000	1,345,146
Series A, 5.00%, 09/01/29	500,000	597,560
San Francisco City & County, Airport Commission, International Airport Revenue, Second Series, Issue 32F, Refunding, RB, NATL Insured, 5.25%, 05/01/19	1,150,000	1,235,054
San Francisco City & County, General Hospital Improvement, Prerefunded Balance, GO, Series A, 5.25%, 06/15/24	250,000	270,200
San Francisco City & County, Public Utilities Commission, Water Revenue, Refunding, RB Series A, 5.00%, 11/01/22	250,000	298,330
Series A, 5.00%, 11/01/26	1,175,000	1,444,533
San Francisco City & County, Refunding, GO, Series R1, 5.00%, 06/15/24	755,000	879,047
San Francisco, Bay Area Rapid Transit, District Sales Tax Revenue, Refunding, RB, Series A, 5.00%, 07/01/23	500,000	588,620
San Leandro, Unified School District, Refunding, GO, AGM Insured Series B, 5.00%, 08/01/24	1,000,000	1,221,220
Series A, 5.00%, 08/01/25	500,000	617,565
San Mateo, Flood Control District, Refunding, RB, 5.00%, 08/01/25	610,000	760,499
San Mateo, Joint Powers Financing Authority, Lease Revenue, San Mateo County, Capital Projects, Refunding, RB, Series A, 5.25%, 07/15/24	1,000,000	1,103,000
Santee California School District, Refunding, GO 5.00%, 08/01/23	485,000	583,731
5.00%, 08/01/24	440,000	538,424
Santee, Successor Agency to the CDC, Refunding, Tax Allocation, BAM Insured, Series A, 5.00%, 08/01/25	400,000	479,752
Southern California, Public Power Authority, Transmission Project Revenue, Sub-Southern Transmission, Prerefunded, RB, Series A, 5.00%, 07/01/23	1,080,000	1,142,662
Southern California, Public Power Authority, Transmission Project Revenue, Sub-Southern Transmission, Unrefunded, RB, Series A, 5.00%, 07/01/23	120,000	126,875
State Center, Community College District, Refunding, GO, 5.00%, 08/01/20	1,000,000	1,118,340
Stockton California, Unified School District, Election 2012, GO, BAM Insured, Series B, 5.00%, 08/01/26	810,000	984,709
Successor Agency to the Commerce Community Development Commission Tax Allocation Refunding, AGM Insured, Series A, 5.00%, 08/01/29	1,625,000	1,940,380
Tracy Community Development Agency, Refunding, Tax Allocation, AGM Insured 5.00%, 08/01/28	1,000,000	1,183,370
5.00%, 08/01/29	1,000,000	1,174,650
Tracy Unified School District, Refunding, GO, 5.00%, 08/01/26	1,490,000	1,807,921
Travis, Unified School District, COP, BAM Insured, Series B, 4.00%, 09/01/28	200,000	218,008
Union City Community Redevelopment Agency, Refunding, Tax Allocation, Series A, 5.00%, 10/01/32	555,000	646,203
Union City Community Redevelopment Agency, Refunding, Tax Allocation, RB, Series B, 5.00%, 10/01/25	500,000	616,195
University of California, Limited Project Revenue, RB, Series I, 5.00%, 05/15/22	1,000,000	1,179,680
University of California, Limited Project Revenue, Refunding, RB Series G, 5.00%, 05/15/22	935,000	1,103,001
Series G, 5.00%, 05/15/24	2,475,000	2,899,190
University of California, RB, Series AO, 5.00%, 05/15/23	250,000	302,128
Upland, Unified School District, Election 2000, Refunding, GO, Series C, 5.00%, 08/01/19	275,000	297,204

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
Upland, Unified School District, Election 2008, Refunding, GO, Series A, 5.00%, 08/01/26	$800,000	$985,368
Upland, Unified School District, Refunding, GO, 5.00%, 08/01/25	500,000	574,600
Vista, Unified School District, Refunding, GO 5.00%, 08/01/21	500,000	575,995
5.00%, 08/01/22	500,000	592,565
5.00%, 08/01/24	300,000	353,526

Total Municipal Bonds (cost $150,145,625)		155,280,228

Short-Term Investment 0.7%

	Shares	Market Value
Money Market Fund 0.7%
Dreyfus Tax Exempt Cash Management — Institutional Shares, 0.59%,(a)	1,008,324	1,008,324

Total Short-Term Investment (cost $1,008,324)		1,008,324

Total Investments (cost $151,153,949)(b)(c) — 100.0%		156,288,552
Other assets in excess of liabilities — 0.0%†		48,763

NET ASSETS — 100.0%		$156,337,315

(a)	Represents 7-day effective yield as of July 31, 2017.
(b)	At July 31, 2017, the tax basis cost of the Fund’s investments was $151,153,949, tax unrealized appreciation and depreciation were $5,484,124 and $(349,521), respectively.
(c)	Assured Guaranty Municipal Corporation and Build America Mutual have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At July 31, 2017, the percentages attributed to Assured Guaranty Municipal Corporation and Build America Mutual were 13.10% and 5.97% respectively.
†	Amount rounds to less than 0.1%.

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
CDC	Community Development Commission
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
NATL	National Public Finance Guarantee Corporation
RB	Revenue Bond
RE	Reinsured

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$155,280,228	$—	$155,280,228
Short-Term Investment	1,008,324	—	—	1,008,324

Total	$1,008,324	$155,280,228	$—	$156,288,552

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund

Common Stocks 99.1%

	Shares	Market Value

Aerospace & Defense 4.9%
General Dynamics Corp.	9,021	$1,771,093
Rockwell Collins, Inc.	16,440	1,751,353

		3,522,446

Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	2,535	279,585

Airlines 0.7%
Copa Holdings SA, Class A	1,830	229,592
Delta Air Lines, Inc.	5,457	269,357

		498,949

Banks 4.3%
First Hawaiian, Inc.	8,988	265,146
JPMorgan Chase & Co.	11,345	1,041,471
KeyCorp	15,152	273,342
Popular, Inc.	24,518	1,033,189
Wells Fargo & Co.	9,396	506,820

		3,119,968

Beverages 0.7%
PepsiCo, Inc.	4,078	475,536

Biotechnology 2.7%
Amgen, Inc.	1,377	240,300
Biogen, Inc.*	1,837	531,977
Celgene Corp.*	2,738	370,753
Gilead Sciences, Inc.	7,266	552,870
Incyte Corp.*	1,795	239,255

		1,935,155

Capital Markets 3.4%
Goldman Sachs Group, Inc. (The)	3,338	752,152
LPL Financial Holdings, Inc.	16,011	732,663
MarketAxess Holdings, Inc.	4,711	955,815

		2,440,630

Chemicals 1.2%
Albemarle Corp.	1,990	230,442
PPG Industries, Inc.	3,996	420,579
WR Grace & Co.	2,844	196,122

		847,143

Commercial Services & Supplies 0.3%
Waste Management, Inc.	3,062	230,109

Communications Equipment 2.6%
Cisco Systems, Inc.	52,216	1,642,193
Harris Corp.	1,951	223,331

		1,865,524

Consumer Finance 1.0%
Discover Financial Services	12,273	747,917

Containers & Packaging 0.4%
WestRock Co.	4,695	269,587

Distributors 1.0%
Pool Corp.	6,368	688,508

Diversified Consumer Services 0.8%
Service Corp. International	16,629	577,525

Diversified Financial Services 1.5%
Berkshire Hathaway, Inc., Class B*	2,083	364,463
Leucadia National Corp.	16,495	429,365
Voya Financial, Inc.	6,822	267,695

		1,061,523

Diversified Telecommunication Services 0.3%
Verizon Communications, Inc.	4,930	238,612

Energy Equipment & Services 0.9%
Schlumberger Ltd.	9,449	648,201

Equity Real Estate Investment Trusts (REITs) 5.9%
American Campus Communities, Inc.	11,317	542,537
Colony NorthStar, Inc., Class A	95,725	1,401,414
Mid-America Apartment Communities, Inc.	9,895	1,024,430
Regency Centers Corp.	19,815	1,312,149

		4,280,530

Food & Staples Retailing 0.3%
US Foods Holding Corp.*	7,465	210,140

Food Products 1.2%
Mondelez International, Inc., Class A	19,940	877,759

Gas Utilities 2.3%
Atmos Energy Corp.	19,438	1,686,441

Health Care Equipment & Supplies 3.8%
Abbott Laboratories	40,820	2,007,527
Baxter International, Inc.	5,558	336,148
Edwards Lifesciences Corp.*	3,394	390,921

		2,734,596

Health Care Providers & Services 0.6%
UnitedHealth Group, Inc.	2,240	429,654

Hotels, Restaurants & Leisure 3.1%
Aramark	8,952	356,827
Carnival Corp.	6,370	425,388
Hilton Worldwide Holdings, Inc.	23,660	1,479,460

		2,261,675

Household Products 1.0%
Procter & Gamble Co. (The)	7,574	687,871

Industrial Conglomerates 2.0%
General Electric Co.	57,105	1,462,459

Insurance 1.8%
Chubb Ltd.	7,248	1,061,542
Lincoln National Corp.	2,999	219,107

		1,280,649

Internet & Direct Marketing Retail 2.2%
Amazon.com, Inc.*	1,287	1,271,273
Netflix, Inc.*	1,580	287,023

		1,558,296

Internet Software & Services 6.5%
Alphabet, Inc., Class A*	1,300	1,229,150
Alphabet, Inc., Class C*	706	656,933
Facebook, Inc., Class A*	14,580	2,467,665
IAC/InterActiveCorp*	3,069	321,109

		4,674,857

IT Services 1.4%
DST Systems, Inc.	17,859	980,459

Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.	4,179	733,540

Machinery 2.1%
Allison Transmission Holdings, Inc.	31,495	1,190,511
Ingersoll-Rand plc	3,317	291,498

		1,482,009

Media 3.4%
Comcast Corp., Class A	25,161	1,017,762
Twenty-First Century Fox, Inc., Class A	8,880	258,408
Walt Disney Co. (The)	10,405	1,143,822

		2,419,992

Oil, Gas & Consumable Fuels 5.6%
Chevron Corp.	10,095	1,102,273
ConocoPhillips	6,955	315,548
Energen Corp.*	5,711	304,282
EOG Resources, Inc.	3,620	344,407
Extraction Oil & Gas, Inc.*	38,545	469,478
Exxon Mobil Corp.	5,894	471,756
Kinder Morgan, Inc.	28,261	577,372
Marathon Oil Corp.	18,691	228,591

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	3,419	$211,739

		4,025,446

Personal Products 0.3%
Estee Lauder Cos., Inc. (The), Class A	2,504	247,871

Pharmaceuticals 5.0%
Johnson & Johnson	19,192	2,547,162
Merck & Co., Inc.	7,061	451,057
Pfizer, Inc.	9,098	301,690
Zoetis, Inc.	4,647	290,530

		3,590,439

Road & Rail 2.8%
CSX Corp.	13,650	673,491
Norfolk Southern Corp.	4,080	459,326
Union Pacific Corp.	8,932	919,639

		2,052,456

Semiconductors & Semiconductor Equipment 2.5%
Applied Materials, Inc.	28,143	1,247,016
Marvell Technology Group Ltd.	18,992	295,516
Versum Materials, Inc.	7,194	253,660

		1,796,192

Software 5.0%
Adobe Systems, Inc.*	7,610	1,114,789
Microsoft Corp.	30,934	2,248,901
Oracle Corp.	4,817	240,513

		3,604,203

Specialty Retail 3.8%
Home Depot, Inc. (The)	10,007	1,497,047
Lowe’s Cos., Inc.	10,614	821,524
Tiffany & Co.	4,625	441,734

		2,760,305

Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	22,196	3,301,211

Tobacco 3.2%
Altria Group, Inc.	20,408	1,325,908
Philip Morris International, Inc.	8,228	960,290

		2,286,198

Trading Companies & Distributors 0.3%
Univar, Inc.*	7,270	225,661

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	7,639	217,177

Total Investments (cost $57,991,916)(a) — 99.1%		71,315,004
Other assets in excess of liabilities — 0.9%		648,190

NET ASSETS — 100.0%		$71,963,194

*	Denotes a non-income producing security.
(a)	At July 31, 2017, the tax basis cost of the Fund’s investments was $58,040,275, tax unrealized appreciation and depreciation were $14,113,172 and $(838,443), respectively.

Ltd.	Limited
plc	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

At July 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
6	S&P 500 E-mini	09/15/17	$740,400	$1,032

At July 31, 2017, the Fund has $25,200 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At July 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) for the purpose of reducing active risk in the portfolio. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$1,032

Total		$1,032

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund

Municipal Bonds 97.5%

	Principal Amount	Market Value
Alaska 6.7%
Alaska State, International Airports Revenue, Refunding, RB Series A, 5.00%, 10/01/28	$250,000	$294,638
Series A, 5.00%, 10/01/29	250,000	292,630
Alaska State, Municipality of Anchorage, GO, Series A, 5.00%, 09/01/27	1,440,000	1,742,990

		2,330,258

California 18.5%
California Educational Facilities Authority, University of Redlands, Refunding, RB, Series A, 5.00%, 10/01/26	250,000	301,340
California Health Facilities Financing Authority, Refunding, RB, Series A, 5.00%, 11/15/28	200,000	238,682
California State, GO 5.00%, 10/01/20	750,000	843,270
5.00%, 08/01/23	500,000	603,750
California State, Stockton Unified School District, GO, AGM Insured, 5.00%, 07/01/24	330,000	386,427
Franklin-Mckinley, School District, Refunding, GO, AGM Insured, 5.00%, 08/01/26	405,000	492,354
Franklin-Mckinley, School District, Refunding, GO, BAM Insured, 5.00%, 08/01/24	500,000	608,395
Kern Country Water Agency, Improvement District No 4, Refunding, RB, AGM Insured, Series A, 5.00%, 05/01/28	735,000	884,139
Los Angeles Municipal Improvement Corp., Refunding, RB, Series B, 5.00%, 11/01/29	1,000,000	1,206,340
Pomona, Unified School District, GO, AGM Insured, 5.00%, 08/01/28	500,000	602,370
San Diego, Successor Agency to the Redevelopment Agency, Refunding, Tax Allocation, Series A, 5.00%, 09/01/27	250,000	305,715

		6,472,782

Colorado 1.3%
Denver Colorado City & County School District No. 1, Refunding, GO, NATL Insured, Series A, 5.25%, 12/01/21	390,000	456,791

Connecticut 3.1%
Connecticut State, GO, Series D, 5.00%, 11/01/19	1,000,000	1,077,580

Florida 5.1%
Florida State, Board of Education, Public Education, Refunding, GO, Series A, 5.00%, 06/01/18	525,000	543,217
Tampa Bay, Water Utility System Revenue and Improvement, Refunding, RB, NATL Insured, 5.50%, 10/01/21	1,045,000	1,228,471

		1,771,688

Georgia 3.1%
City of Atlanta, Water & Wastewater Revenue, Refunding, RB 5.00%, 11/01/25	$400,000	$492,836
5.00%, 11/01/27	500,000	606,105

		1,098,941

Hawaii 1.6%
Honolulu City and County, Wastewater System Revenue, Refunding, RB, Series B, 5.00%, 07/01/20	505,000	561,530

Idaho 3.2%
Boise State University, Refunding, RB Series A, 5.00%, 04/01/24	425,000	513,485
Series A, 5.00%, 04/01/27	500,000	609,365

		1,122,850

Illinois 3.5%
Chicago O’Hare International Airport, RB Series C, 5.00%, 01/01/26	500,000	608,310
Series C, 5.00%, 01/01/27	500,000	600,220

		1,208,530

Maryland 1.5%
Maryland State, State & Local Facilities-3rd, GO, Series A, 5.00%, 11/01/18	515,000	541,378

Massachusetts 4.1%
Massachusetts Bay Transportation Authority, Refunding, RB, Series A, 5.25%, 07/01/20	300,000	335,820
Massachusetts State, Bay Transportation Authority, Massachusetts Sales Tax Revenue, Refunding, RB, Series A, 5.25%, 07/01/18	600,000	624,108
Massachusetts State, Water Resources Authority, Refunding, RB, Series B, 5.00%, 08/01/19	435,000	470,104

		1,430,032

Minnesota 3.3%
State of Minnesota, GO, Series A, 5.00%, 10/01/20	1,040,000	1,167,078

Mississippi 1.8%
State of Mississippi, GO, Series A, 5.00%, 10/01/29	500,000	615,505

New Jersey 3.3%
New Jersey State, Transportation Trust Fund Authority, Refunding, RB, Series A, 5.50%, 12/15/22	1,020,000	1,140,462

New York 6.9%
New York City, GO, Series E, 5.00%, 08/01/20	500,000	556,970
New York State, Thruway Authority Second Highway and Bridge Trust Fund, RB, Series B, 5.00%, 04/01/21	1,075,000	1,147,735
New York State, Thruway Authority, State Personal Transportation, Special Tax Revenue, Series A, 5.00%, 03/15/18	430,000	441,042

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
New York (continued)
Triborough Bridge and Tunnel Authority, RB, Series A, 5.00%, 11/15/27	$210,000	$264,928

		2,410,675

Oregon 3.0%
Portland, International Airport Revenue, Refunding, RB, Series Twenty-Three, 5.00%, 07/01/22	360,000	421,654
State of Oregon, Article Xi-N Seismic Project, RB, Series D, 5.00%, 06/01/24	515,000	631,112

		1,052,766

Pennsylvania 3.7%
State of Pennsylvania, Refunding, 5.00%, 07/01/22	500,000	581,745
State of Pennsylvania, Turnpike Commission, RB, Series B, 5.00%, 12/01/28	600,000	707,526

		1,289,271

South Carolina 1.7%
State of South Carolina, Public Service Authority Revenue, Refunding, RB, Series A, 5.00%, 12/01/23	525,000	610,769

Texas 15.2%
Cities of Dallas and Fort Worth, International Airport Revenue, Refunding, RB, Series F, 5.00%, 11/01/22	585,000	688,299
East Central Independent School District Unlimited Tax School Building, GO, PSF-GTD, 4.00%, 08/15/24	500,000	575,865
Houston, Utility System Revenue, Refunding, RB, Combined First Lien, Series D, 5.00%, 11/15/19	800,000	871,320
Lower Colorado River Authority, RB, 5.00%, 05/15/22	800,000	855,408
San Antonio, Independent School District Unlimited Tax School Building, Refunding, GO, PSF-GTD, 5.00%, 02/15/24	1,000,000	1,214,880
San Antonio, Water Revenue, Refunding, RB, 5.00%, 05/15/23	500,000	583,990
Texas State, University Systems Financing Revenue, Refunding, RB, 5.25%, 03/15/21	500,000	513,610

		5,303,372

Virginia 1.5%
Fairfax County, Public Improvements, Prerefunded Balance, GO, Series A, 5.00%, 04/01/19	500,000	513,740

Washington 5.4%
King County School District No. 414, Refunding, GO, 4.00%, 12/01/28	445,000	502,712
King County, Issaquah School District No. 415, Refunding, GO, 5.00%, 12/01/24	500,000	610,690
Port Seattle, Intermediate Lien, RB, Series A, 5.00%, 04/01/25	250,000	302,350
Whatcom County, Bellingham School District No. 501, Refunding, GO, 5.00%, 12/01/25	375,000	463,541

		1,879,293

Total Municipal Bonds (cost $33,543,942)		34,055,291

Short-Term Investment 1.5%

	Shares	Market Value
Money Market Fund 1.5%
Dreyfus Tax Exempt Cash Management — Institutional Shares, 0.59%(a)	515,543	515,543

Total Short-Term Investment (cost $515,543)		515,543

Total Investments (cost $34,059,485)(b)(c) — 99.0%		34,570,834
Other assets in excess of liabilities — 1.0%		337,134

NET ASSETS — 100.0%		$34,907,968

(a)	Represents 7-day effective yield as of July 31, 2017.
(b)	At July 31, 2017, the tax basis cost of the Fund’s investments was $34,059,485, tax unrealized appreciation and depreciation were $617,812 and $(106,463), respectively.
(c)	Assured Guaranty Municipal Corporation and Priority Solidarity Fund have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At July 31, 2017, the percentages attributed to Assured Guaranty Municipal Corporation and Priority Solidarity Fund were 6.84% and 5.18% respectively.

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
GO	General Obligation
NATL	National Public Finance Guarantee Corporation
PSF-GTD	Priority Solidarity Fund Guaranteed
RB	Revenue Bond

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$34,055,291	$—	$34,055,291
Short-Term Investment	515,543	—	—	515,543

Total	$515,543	$34,055,291	$—	$34,570,834

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide HighMark Short Term Bond Fund

Asset-Backed Securities 11.0%

	Principal Amount	Market Value
Airlines 1.0%
Continental Airlines Pass-Through Trust, Series 2010-1, Class A, 4.75%, 01/12/21	$1,436,465	$1,519,061
Delta Air Lines Pass-Through Trust Series 2011-1, Class A, 5.30%, 04/15/19	1,309,951	1,368,899
Series 2012-1, Class A, 4.75%, 05/07/20	634,986	666,735

		3,554,695

Automobiles 6.0%
CarMax Auto Owner Trust, Series 2014-3, Class A3, 1.16%, 06/17/19	1,282,733	1,281,869
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05%, 03/20/20(a)	347,322	347,050
Ford Credit Auto Owner Trust Series 2014-B, Class A3, 0.90%, 10/15/18	145,230	145,200
Series 2017-A, Class A2A, 1.33%, 12/15/19	5,000,000	4,996,172
Honda Auto Receivables Owner Trust, Series 2014-3, Class A3, 0.88%, 06/15/18	221,045	220,994
Hyundai Auto Receivables Trust, Series 2016-B, Class A3, 1.29%, 04/15/21	3,000,000	2,978,414
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.32%, 01/15/21	3,125,000	3,112,886
Toyota Auto Receivables Owner Trust Series 2016-D, Class A3, 1.23%, 10/15/20	4,800,000	4,772,167
Series 2017-A, Class A3, 1.73%, 02/16/21	3,500,000	3,505,679

		21,360,431

Credit Card 2.4%
American Express Credit Account Master Trust, Series 2017-3, Class A, 1.77%, 11/15/22	4,675,000	4,673,092
Chase Issuance Trust, Series 2016-A4, Class A4, 1.49%, 07/15/22	4,000,000	3,963,506

		8,636,598

Other 1.2%
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	59,986	59,879
CAL Funding II Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27(a)	525,000	524,593
Centerpoint Energy Transition Bond Co. II LLC, Series 2005-A, Class A4, 5.17%, 08/01/19	82,023	82,019
Centerpoint Energy Transition Bond Co. III LLC, Series 2008-A, Class A2, 5.23%, 02/01/23	834,135	870,505
Entergy Gulf States Reconstruction Funding 1 LLC, Series 2007-A, Class A2, 5.79%, 10/01/18	99,069	99,310
Ohio Phase-In-Recovery Funding LLC, Series 2013-1, Class A2, 2.05%, 07/01/20	2,730,431	2,740,217

		4,376,523

Road & Rail 0.2%
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust, Series 2004-1, 4.58%, 01/15/21	556,439	575,218

Student Loan 0.2%
SLM Student Loan Trust, Series 2011-2, Class A1, 1.83%, 11/25/27(b)	519,202	522,077

Total Asset-Backed Securities (cost $39,078,830)		39,025,542

Collateralized Mortgage Obligations 1.1%

	Principal Amount	Market Value
FDIC Trust, Series 2013-R2, Class A, 1.25%, 03/25/33(a)	167,248	164,199
FHLMC REMIC Series 3755, Class AL, 1.50%, 11/15/20	58,546	58,267
Series 3645, Class EH, 3.00%, 12/15/20	19,617	19,796
Series 3852, Class EA, 4.50%, 12/15/21	38,813	39,733
Series 4060, Class EA, 1.75%, 06/15/22	312,710	310,510
Series 2611, Class HD, 5.00%, 05/15/23	157,805	167,661
Series 3585, Class LA, 3.50%, 10/15/24	57,070	58,625
Series 3609, Class LE, 3.00%, 12/15/24	30,135	30,391
Series 3718, Class BC, 2.00%, 02/15/25	101,301	101,050
Series 3721, Class PE, 3.50%, 09/15/40	164,532	170,620
FNMA REMIC Series 2003-3, Class BC, 5.00%, 02/25/18	7,575	7,598
Series 2011-69, Class AC, 2.00%, 05/25/18	7,090	7,077
Series 2010-95, Class BK, 1.50%, 02/25/20	64,299	64,240
Series 2012-99, Class TC, 1.50%, 09/25/22	414,267	409,468
Series 2012-100, Class WA, 1.50%, 09/25/27	448,033	435,933
Series 2012-93, Class DP, 1.50%, 09/25/27	425,994	419,215
Series 2010-66, Class QA, 4.50%, 08/25/39	33,810	34,728
GNMA REMIC Series 2004-76, Class QA, 4.00%, 01/20/34	70,487	71,478
Series 2009-66, Class LG, 2.25%, 05/16/39	47,077	47,095
Series 2009-104, Class KE, 2.50%, 08/16/39	81,257	81,401
Series 2010-4, Class JC, 3.00%, 08/16/39	70,747	71,876
Series 2009-88, Class QE, 3.00%, 09/16/39	253,442	259,194

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
GNMAREMIC (continued) Series 2011-39, Class NE, 3.50%, 09/16/39	$186,930	$194,545
RFMSI Trust, Series 2004-S3, Class A1, 4.75%, 03/25/19	33,048	32,991
Sequoia Mortgage Trust Series 2012-1, Class 2A1, 3.47%, 01/25/42(b)	97,506	98,484
Series 2013-1, Class 1A1, 1.45%, 02/25/43(b)	543,500	529,883
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-8, Class 1A8, 5.50%, 10/25/35	17,920	17,020
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 3.00%, 12/25/33(b)	84,595	85,236

Total Collateralized Mortgage Obligations (cost $4,051,495)		3,988,314

Commercial Mortgage-Backed Securities 0.8%

	Principal Amount	Market Value
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2, 3.06%, 12/15/47	7,284	7,278
COMM Mortgage Trust, Series 2013-CR8, Class A1, 1.02%, 06/10/46	1,340,595	1,337,241
FNMA ACES REMIC Series 2012-M8, Class ASQ2, 1.52%, 12/25/19	22,225	22,210
Series 2012-M8, Class A1, 1.54%, 05/25/22	38,948	38,713
GNMA REMIC, Series 2011-20, Class A, 1.88%, 04/16/32	81,686	81,600
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class A1, 1.25%, 01/15/47	279,997	279,675
Series 2014-C19, Class A1, 1.27%, 04/15/47	203,356	203,112
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A1, 0.78%, 03/10/46	22,277	22,244
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A1, 1.28%, 05/15/47	698,958	696,616

Total Commercial Mortgage-Backed Securities (cost $2,692,285)		2,688,689

Corporate Bonds 59.4%
	Principal Amount	Market Value
Automobiles 2.1%
Daimler Finance North America LLC, 1.75%, 10/30/19(a)	2,500,000	2,484,425
General Motors Co., 3.50%, 10/02/18	4,935,000	5,025,918

		7,510,343

Banks 18.7%
Bank of America Corp., 5.65%, 05/01/18	6,500,000	6,682,988
Bank of America NA, 1.65%, 03/26/18	2,000,000	2,002,322
Bank of Montreal, 2.38%, 01/25/19	4,000,000	4,035,520
BB&T Corp., 2.45%, 01/15/20	3,750,000	3,808,252
Capital One Bank USA NA, 2.25%, 02/13/19	7,400,000	7,423,687
Citibank NA, 2.10%, 06/12/20	500,000	502,266
Citigroup, Inc., 1.75%, 05/01/18	5,500,000	5,499,532
Citizens Bank NA, 2.20%, 05/26/20	2,250,000	2,252,718
Cooperatieve Rabobank UA, 1.38%, 08/09/19	3,500,000	3,471,832
Fifth Third Bank, 1.45%, 02/28/18	3,250,000	3,248,070
JPMorgan Chase & Co., 4.25%, 10/15/20	5,000,000	5,331,005
KeyCorp, 2.30%, 12/13/18	3,500,000	3,523,636
PNC Bank NA, 2.25%, 07/02/19	5,000,000	5,038,925
Royal Bank of Canada, 1.50%, 07/29/19	4,750,000	4,731,589
Toronto-Dominion Bank (The), 1.45%, 08/13/19	2,000,000	1,987,058
US Bank NA, 1.35%, 01/26/18	3,325,000	3,323,494
Wells Fargo & Co., 1.50%, 01/16/18	3,750,000	3,751,560

		66,614,454

Beverages 2.0%
Anheuser-Busch InBev Finance, Inc., 1.90%, 02/01/19	4,000,000	4,017,600
Molson Coors Brewing Co., 2.25%, 03/15/20(a)	2,970,000	2,979,647

		6,997,247

Biotechnology 2.6%
AbbVie, Inc., 1.80%, 05/14/18	4,125,000	4,131,031
Amgen, Inc., 2.20%, 05/11/20	4,900,000	4,943,855

		9,074,886

Capital Markets 0.7%
Bank of New York Mellon Corp. (The), 1.35%, 03/06/18	2,500,000	2,499,195
Lehman Brothers Holdings, Inc., 5.63%, 01/24/13*	500,000	30,750

		2,529,945

Chemicals 2.6%
Dow Chemical Co. (The), 8.55%, 05/15/19	4,000,000	4,467,552
Ecolab, Inc., 1.55%, 01/12/18	4,725,000	4,724,986

		9,192,538

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value
Consumer Finance 4.4%
American Express Credit Corp., 1.88%, 05/03/19	$1,500,000	$1,503,937
Caterpillar Financial Services Corp., 1.90%, 03/22/19	4,850,000	4,872,480
Ford Motor Credit Co. LLC, 1.90%, 08/12/19	5,500,000	5,474,331
PACCAR Financial Corp., 1.65%, 02/25/19	2,500,000	2,499,410
1.20%, 08/12/19	1,500,000	1,482,269

		15,832,427

Diversified Financial Services 0.9%
KE Export Leasing LLC, Series 2013-A, Class A, 1.43%, 02/28/25 (b)	1,325,627	1,320,554
Shell International Finance BV, 1.38%, 09/12/19	2,000,000	1,989,902

		3,310,456

Diversified Telecommunication Services 2.4%
AT&T, Inc., 1.40%, 12/01/17	5,000,000	4,998,275
Verizon Communications, Inc., 2.63%, 02/21/20	3,450,000	3,511,465

		8,509,740

Electric Utilities 1.3%
MidAmerican Energy Co., 2.40%, 03/15/19	4,500,000	4,550,728

Food & Staples Retailing 2.2%
CVS Health Corp., 1.90%, 07/20/18	4,100,000	4,113,821
Kroger Co. (The), 1.50%, 09/30/19	3,650,000	3,608,386

		7,722,207

Food Products 0.7%
Kraft Heinz Foods Co., 2.00%, 07/02/18	2,325,000	2,331,443

Health Care Equipment & Supplies 1.0%
Becton Dickinson and Co., 2.13%, 06/06/19	3,700,000	3,715,932

Health Care Providers & Services 1.4%
McKesson Corp., 2.28%, 03/15/19	5,000,000	5,040,010

Insurance 1.8%
American International Group, Inc., 2.30%, 07/16/19	2,500,000	2,520,860
Berkshire Hathaway Finance Corp., 1.70%, 03/15/19	4,000,000	4,012,416

		6,533,276

Media 1.5%
Time Warner Cable LLC, 8.25%, 04/01/19	3,000,000	3,300,450
Walt Disney Co. (The), 1.95%, 03/04/20	2,000,000	2,008,848

		5,309,298

Oil, Gas & Consumable Fuels 7.0%
BP Capital Markets plc, 2.24%, 09/26/18	2,250,000	2,265,784
Canadian Oil Sands Ltd., 7.75%, 05/15/19 (a)	2,950,000	3,191,080
Chevron Corp., 1.56%, 05/16/19	4,250,000	4,249,235
Enbridge Energy Partners LP, 4.38%, 10/15/20	2,000,000	2,109,644
Enterprise Products Operating LLC, 1.65%, 05/07/18	2,250,000	2,249,111
2.55%, 10/15/19	2,000,000	2,018,578
Exxon Mobil Corp., 1.71%, 03/01/19	2,000,000	2,004,738
Kinder Morgan, Inc., 7.25%, 06/01/18	1,250,000	1,304,700
Magellan Midstream Partners LP, 6.55%, 07/15/19	2,200,000	2,385,440
Transcontinental Gas Pipe Line Co. LLC, 6.05%, 06/15/18	3,000,000	3,105,135

		24,883,445

Pharmaceuticals 3.5%
Allergan Funding SCS, 2.35%, 03/12/18	1,500,000	1,506,306
Bristol-Myers Squibb Co., 1.60%, 02/27/19	2,500,000	2,499,278
Mylan NV, 2.50%, 06/07/19	1,250,000	1,260,386
Pfizer, Inc., 1.45%, 06/03/19	2,250,000	2,250,911
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	5,000,000	4,994,955

		12,511,836

Semiconductors & Semiconductor Equipment 1.0%
QUALCOMM, Inc., 2.10%, 05/20/20	3,475,000	3,500,875

Technology Hardware, Storage & Peripherals 0.8%
Hewlett Packard Enterprise Co., 2.85%, 10/05/18	2,650,000	2,681,940

Trading Companies & Distributors 0.8%
Air Lease Corp., 2.63%, 09/04/18	3,000,000	3,025,791

Total Corporate Bonds (cost $211,037,838)		211,378,817

Mortgage-Backed Securities 13.0%
	Principal Amount	Market Value
FHLMC Gold Pool
Pool# E92833 5.50%, 12/01/17	90	90
Pool# E01311 5.50%, 02/01/18	2,057	2,068
Pool# E01488 5.00%, 10/01/18	13,803	14,138
Pool# E01497 5.50%, 11/01/18	657	668
Pool# G11712 4.50%, 07/01/20	101,769	104,449

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Market Value
FHLMC Gold Pool (continued)
Pool# G18065 5.00%, 07/01/20	$12,190	$12,622
Pool# G11723 5.50%, 07/01/20	27,693	28,742
Pool# G14780 2.50%, 07/01/23	2,099,453	2,132,705
Pool# G14899 3.00%, 11/01/23	439,843	453,392
Pool# G13746 4.50%, 01/01/25	228,983	243,265
Pool# J11719 4.00%, 02/01/25	75,132	78,876
Pool# G13888 5.00%, 06/01/25	71,915	76,773
Pool# J12635 4.00%, 07/01/25	213,720	223,485
Pool# J12604 4.00%, 07/01/25	212,765	223,386
Pool# G13908 4.00%, 10/01/25	51,334	53,659
Pool# J13543 3.50%, 11/01/25	112,210	117,216
Pool# J13795 3.50%, 12/01/25	211,854	221,306
Pool# J14965 3.50%, 04/01/26	80,792	84,397
Pool# E03083 3.50%, 03/01/27	378,535	396,737
Pool# J19197 3.00%, 05/01/27	551,832	568,188
Pool# G18437 3.00%, 06/01/27	658,454	677,970
Pool# J20463 2.50%, 09/01/27	1,927,474	1,956,886
Pool# J23436 2.50%, 04/01/28	1,328,578	1,348,266
Pool# C00748 6.00%, 04/01/29	16,670	18,964
Pool# C01418 5.50%, 10/01/32	99,329	110,988
Pool# G01740 5.50%, 12/01/34	54,512	61,081
Pool# G04342 6.00%, 04/01/38	70,022	79,929
FHLMC Non Gold Pool
Pool# 972136 2.86%, 01/01/34(b)	124,390	130,818
Pool# 848191 2.90%, 12/01/34(b)	515,819	541,395
Pool# 1B2139 3.66%, 03/01/35(b)	65,351	69,224
Pool# 1B2446 3.26%, 11/01/35(b)	554,840	584,324
Pool# 848621 3.11%, 09/01/36(b)	448,411	473,263
Pool# 848251 3.02%, 10/01/36(b)	548,946	574,750
Pool# 848134 3.21%, 06/01/39(b)	66,543	70,889
FNMA Pool
Pool# 254442 5.50%, 09/01/17	855	854
Pool# 545899 5.50%, 09/01/17	27	27
Pool# 254473 5.50%, 10/01/17	265	265
Pool# 555013 5.50%, 11/01/17	551	552
Pool# 668358 5.50%, 12/01/17	614	615
Pool# 685185 5.50%, 02/01/18	147	148
Pool# 555384 5.50%, 04/01/18	364	366
Pool# 725135 6.00%, 05/01/18	45	46
Pool# 555918 5.50%, 10/01/18	223	224
Pool# 735930 5.50%, 12/01/18	3,829	3,847
Pool# MA0517 4.00%, 09/01/20	182,524	189,157
Pool# AB4251 2.50%, 01/01/22	106,942	108,094
Pool# MA0979 3.00%, 02/01/22	205,486	211,485
Pool# AQ6703 2.50%, 11/01/22	1,509,010	1,530,182
Pool# AL3620 2.50%, 05/01/23	5,111,263	5,182,996
Pool# 981257 5.00%, 05/01/23	157,626	163,936
Pool# MA1519 3.00%, 07/01/23	1,845,515	1,899,776
Pool# MA1577 2.50%, 09/01/23	1,570,920	1,593,007
Pool# AL5434 2.50%, 03/01/24	2,162,940	2,193,188
Pool# MA1892 3.00%, 05/01/24	4,541,488	4,679,305
Pool# 931892 4.50%, 09/01/24	722,999	762,047
Pool# AL0802 4.50%, 04/01/25	186,410	196,487
Pool# AE3066 3.50%, 09/01/25	505,815	527,291
Pool# AE5487 3.50%, 10/01/25	90,276	94,108
Pool# 255894 5.00%, 10/01/25	81,394	88,964
Pool# AH0969 3.50%, 12/01/25	289,908	302,217
Pool# AB2130 3.50%, 01/01/26	86,178	89,837
Pool# AB2518 4.00%, 03/01/26	123,825	130,453
Pool# AH9377 3.50%, 04/01/26	184,733	192,576
Pool# AI2067 3.50%, 05/01/26	943,868	983,942
Pool# AB3298 3.50%, 07/01/26	172,323	179,639
Pool# AB4998 3.00%, 04/01/27	942,708	972,295
Pool# 53839 1.96%, 08/01/27(b)	5,698	5,750
Pool# AP4568 2.50%, 09/01/27	485,078	492,286
Pool# MA1174 3.00%, 09/01/27	138,088	142,406
Pool# AB6782 2.50%, 11/01/27	5,522,758	5,604,803
Pool# AL3305 2.50%, 03/01/28	1,692,766	1,717,886
Pool# 190307 8.00%, 06/01/30	1,302	1,565

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Market Value
FNMA Pool (continued)
Pool# 253516 8.00%, 11/01/30	$992	$1,208
Pool# MA1138 3.50%, 08/01/32	2,043,181	2,138,600
Pool# 737253 2.95%, 09/01/33(b)	36,841	38,795
Pool# 725726 3.49%, 06/01/34(b)	368,149	387,807
Pool# 725773 5.50%, 09/01/34	119,118	133,215
Pool# 815323 2.87%, 01/01/35(b)	150,077	156,391
Pool# 811773 5.50%, 01/01/35	109,400	122,426
Pool# AL1009 2.77%, 09/01/35(b)	490,087	512,349
Pool# 829431 3.23%, 01/01/36(b)	359,756	376,673
GNMA I Pool 4.50%, 11/15/24	190,685	202,777
GNMA II Pool 4.00%, 06/20/26	163,893	172,689

Total Mortgage-Backed Securities (cost $46,305,555)		46,220,461

U.S. Treasury Obligations 14.0%

	Principal Amount	Market Value
U.S. Treasury Notes 1.25%, 12/15/18	5,000,000	4,996,485
3.63%, 08/15/19	4,000,000	4,181,248
1.50%, 11/30/19	18,500,000	18,542,643
1.50%, 05/31/20	22,000,000	22,009,460

Total U.S. Treasury Obligations (cost $49,706,219)		49,729,836

Total Investments (cost $352,872,222)(c) — 99.3%		353,031,659
Other assets in excess of liabilities — 0.7%		2,667,212

NET ASSETS — 100.0%		$355,698,871

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2017 was $9,690,994 which represents 2.72% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2017. The maturity date represents the actual maturity date.
(c)	At July 31, 2017, the tax basis cost of the Fund’s investments was $352,874,953, tax unrealized appreciation and depreciation were $1,242,552 and $(1,085,846), respectively.

ACES	Alternative Credit Enhancement Services
BV	Private Limited Liability Company
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
plc	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit
SCS	Limited Partnership

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2017, 100% of the market value of the Fund was determined based on Level 2 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide HighMark Small Cap Core Fund

Common Stocks 98.1%

	Shares	Market Value
Aerospace & Defense 2.2%
Curtiss-Wright Corp.	34,533	$3,329,672
Vectrus, Inc.*	21,750	739,717

		4,069,389

Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc.*	9,509	564,835
Radiant Logistics, Inc.*	100,935	437,048

		1,001,883

Airlines 1.1%
SkyWest, Inc.	52,560	1,918,440

Auto Components 1.0%
Cooper-Standard Holdings, Inc.*	10,280	1,051,233
Tower International, Inc.	30,643	756,882

		1,808,115

Banks 6.9%
Bank of NT Butterfield & Son Ltd. (The)	15,600	531,804
Banner Corp.	11,386	657,769
Central Pacific Financial Corp.	22,343	691,069
Chemical Financial Corp.	48,887	2,355,865
FCB Financial Holdings, Inc., Class A*	11,170	526,665
First Busey Corp.	19,422	567,899
First Midwest Bancorp, Inc.	52,410	1,164,026
International Bancshares Corp.	16,533	585,268
Seacoast Banking Corp. of Florida*	28,644	669,410
Umpqua Holdings Corp.	83,475	1,547,627
United Community Banks, Inc.	52,666	1,462,008
Univest Corp. of Pennsylvania	20,331	620,096
Webster Financial Corp.	23,040	1,196,467

		12,575,973

Biotechnology 5.1%
Axovant Sciences Ltd.*	30,980	710,062
Blueprint Medicines Corp.*	14,730	770,821
Clovis Oncology, Inc.*(a)	20,962	1,777,787
FibroGen, Inc.*	39,430	1,346,534
Five Prime Therapeutics, Inc.*	16,964	477,367
Iovance Biotherapeutics, Inc.*	107,190	627,062
Kite Pharma, Inc.*(a)	7,707	835,516
Ra Pharmaceuticals, Inc.*	26,200	385,402
REGENXBIO, Inc.*(a)	33,514	603,252
Synergy Pharmaceuticals, Inc.*(a)	184,226	714,797
Versartis, Inc.*	25,106	464,461
Xencor, Inc.*	24,606	574,550

		9,287,611

Building Products 0.8%
Continental Building Products, Inc.*	47,886	1,053,492
Gibraltar Industries, Inc.*	14,640	437,004

		1,490,496

Capital Markets 2.4%
Evercore Partners, Inc., Class A	24,386	1,917,959
Investment Technology Group, Inc.	27,014	596,199
OM Asset Management plc	33,396	503,278
Piper Jaffray Cos.	8,450	527,280
Virtus Investment Partners, Inc.	7,323	862,649

		4,407,365

Chemicals 4.5%
Ferro Corp.*	29,580	569,119
GCP Applied Technologies, Inc.*	49,348	1,495,245
Innophos Holdings, Inc.	19,651	820,822
Koppers Holdings, Inc.*	22,063	800,887
PolyOne Corp.	61,865	2,263,022
Trinseo SA	32,304	2,270,971

		8,220,066

Commercial Services & Supplies 2.7%
Casella Waste Systems, Inc., Class A*	33,407	560,569
Interface, Inc.	113,610	2,152,909
McGrath RentCorp	19,334	686,937
Steelcase, Inc., Class A	110,750	1,511,738

		4,912,153

Communications Equipment 1.8%
ADTRAN, Inc.	70,699	1,657,891
EMCORE Corp.	69,550	806,780
Finisar Corp.*	26,380	718,064

		3,182,735

Construction & Engineering 0.3%
EMCOR Group, Inc.	9,070	612,225

Consumer Finance 0.4%
Nelnet, Inc., Class A	15,646	768,062

Diversified Consumer Services 0.7%
Capella Education Co.	6,380	438,306
K12, Inc.*	27,905	494,198
Strayer Education, Inc.	4,150	326,273

		1,258,777

Diversified Telecommunication Services 0.8%
Cincinnati Bell, Inc.*	47,340	882,891
Windstream Holdings, Inc.(a)	156,359	592,601

		1,475,492

Electric Utilities 2.8%
El Paso Electric Co.	34,031	1,766,209
Portland General Electric Co.	72,440	3,237,343

		5,003,552

Electrical Equipment 0.5%
Atkore International Group, Inc.*	19,987	416,129
EnerSys	5,963	430,946

		847,075

Electronic Equipment, Instruments & Components 1.8%
Itron, Inc.*	11,638	849,574
Methode Electronics, Inc.	39,047	1,552,118
Rogers Corp.*	7,363	868,613

		3,270,305

Energy Equipment & Services 0.9%
Archrock, Inc.	66,072	723,489
Superior Energy Services, Inc.*	49,040	527,670
TETRA Technologies, Inc.*	158,274	444,750

		1,695,909

Equity Real Estate Investment Trusts (REITs) 7.6%
Agree Realty Corp.	31,147	1,531,498
American Assets Trust, Inc.	12,250	497,472
First Industrial Realty Trust, Inc.	75,255	2,296,783
Hudson Pacific Properties, Inc.	82,425	2,696,946
Independence Realty Trust, Inc.	77,865	787,994
InfraREIT, Inc.	35,713	803,185
Lexington Realty Trust	39,877	405,948
Potlatch Corp.	42,270	2,022,620
Starwood Waypoint Homes*	63,480	2,219,261
Sunstone Hotel Investors, Inc.	30,640	498,819

		13,760,526

Food & Staples Retailing 0.4%
SpartanNash Co.	27,371	759,272

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Food Products 1.0%
Darling Ingredients, Inc.*	107,202	$1,744,177

Gas Utilities 0.3%
Southwest Gas Holdings, Inc.	6,870	550,287

Health Care Equipment & Supplies 0.8%
Masimo Corp.*	15,507	1,466,962

Health Care Providers & Services 3.0%
Chemed Corp.	1,987	392,432
CorVel Corp.*	9,189	436,937
Kindred Healthcare, Inc.	54,348	486,415
Magellan Health, Inc.*	38,778	2,890,900
Providence Service Corp. (The)*	23,017	1,186,296

		5,392,980

Health Care Technology 0.5%
HMS Holdings Corp.*	43,923	881,974

Hotels, Restaurants & Leisure 2.6%
Bloomin’ Brands, Inc.	29,528	514,673
Bob Evans Farms, Inc.	37,970	2,626,765
Boyd Gaming Corp.	19,139	479,623
La Quinta Holdings, Inc.*	37,883	564,835
Ruth’s Hospitality Group, Inc.	27,003	540,060

		4,725,956

Household Durables 1.7%
Beazer Homes USA, Inc.*	36,495	483,924
Cavco Industries, Inc.*	4,450	580,280
Taylor Morrison Home Corp., Class A*	85,752	1,939,710

		3,003,914

Household Products 0.4%
Central Garden & Pet Co., Class A*	23,104	710,679

Independent Power and Renewable Electricity Producers 0.6%
Ormat Technologies, Inc.	19,503	1,156,528

Insurance 2.0%
American Equity Investment Life Holding Co.	46,589	1,247,654
Argo Group International Holdings Ltd.	16,897	1,012,975
Employers Holdings, Inc.	15,435	669,107
Navigators Group, Inc. (The)	10,715	610,755

		3,540,491

Internet & Direct Marketing Retail 1.2%
Nutrisystem, Inc.	39,500	2,202,125

Internet Software & Services 1.7%
Bazaarvoice, Inc.*	134,091	630,228
Cornerstone OnDemand, Inc.*	20,438	823,856
LogMeIn, Inc.	10,867	1,265,462
Quotient Technology, Inc.*	37,206	431,589

		3,151,135

IT Services 2.5%
CACI International, Inc., Class A*	28,021	3,505,427
EPAM Systems, Inc.*	6,580	565,420
ManTech International Corp., Class A	12,932	513,659

		4,584,506

Leisure Products 1.1%
Callaway Golf Co.	151,089	1,923,363

Life Sciences Tools & Services 1.3%
Cambrex Corp.*	26,883	1,639,863
INC Research Holdings, Inc., Class A*	13,567	746,185

		2,386,048

Machinery 5.0%
Barnes Group, Inc.	38,584	2,321,985
ESCO Technologies, Inc.	9,672	596,762
Federal Signal Corp.	52,283	967,236
Harsco Corp.*	24,880	384,396
Kadant, Inc.	7,895	616,205
Lydall, Inc.*	14,324	709,038
Mueller Industries, Inc.	29,721	936,212
Mueller Water Products, Inc., Class A	44,099	511,548
SPX Corp.*	47,240	1,300,045
Standex International Corp.	7,799	748,314

		9,091,741

Media 0.3%
Sinclair Broadcast Group, Inc., Class A	15,330	552,646

Metals & Mining 0.3%
AK Steel Holding Corp.*(a)	93,667	530,155

Mortgage Real Estate Investment Trusts (REITs) 1.1%
Capstead Mortgage Corp.	88,027	860,904
MTGE Investment Corp.	38,422	714,649
Redwood Trust, Inc.	22,728	392,513

		1,968,066

Oil, Gas & Consumable Fuels 1.9%
Clean Energy Fuels Corp.*	260,940	683,663
Delek US Energy, Inc.	28,009	731,315
Eclipse Resources Corp.*	223,492	628,013
Golar LNG Ltd.	46,283	1,101,998
Sanchez Energy Corp.*(a)	67,988	383,452

		3,528,441

Paper & Forest Products 1.5%
KapStone Paper and Packaging Corp.	79,577	1,819,130
Neenah Paper, Inc.	10,509	839,669

		2,658,799

Personal Products 0.3%
Inter Parfums, Inc.	14,966	580,681

Pharmaceuticals 1.4%
Aerie Pharmaceuticals, Inc.*	15,714	853,270
Dermira, Inc.*	15,333	422,118
Prestige Brands Holdings, Inc.*	8,354	448,025
Supernus Pharmaceuticals, Inc.*	20,803	841,481

		2,564,894

Professional Services 0.9%
ICF International, Inc.*	10,952	495,578
Kforce, Inc.	30,159	563,973
TrueBlue, Inc.*	22,293	569,586

		1,629,137

Road & Rail 0.3%
YRC Worldwide, Inc.*	42,611	566,300

Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc.*	15,746	1,142,372
Ambarella, Inc.*(a)	10,771	539,089
Rudolph Technologies, Inc.*	37,518	928,570
Semtech Corp.*	49,075	1,943,370
Xperi Corp.	22,582	660,524

		5,213,925

Software 5.7%
ACI Worldwide, Inc.*	25,371	587,846
Blackline, Inc.*	16,220	628,849
HubSpot, Inc.*	13,202	955,165
MicroStrategy, Inc., Class A*	11,960	1,608,740
Pegasystems, Inc.	15,488	936,250
Progress Software Corp.	45,698	1,462,793
Qualys, Inc.*	14,303	574,265
RealPage, Inc.*	24,893	964,604
Rubicon Project, Inc. (The)*	95,456	448,643

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Software (continued)
TiVo Corp.	115,078	$2,255,529

		10,422,684

Specialty Retail 3.2%
Caleres, Inc.	53,423	1,457,379
Camping World Holdings, Inc., Class A	49,899	1,594,772
Citi Trends, Inc.	20,871	462,293
Francesca’s Holdings Corp.*	33,207	323,104
Pier 1 Imports, Inc.	88,096	406,123
Sonic Automotive, Inc., Class A	48,970	888,805
Tailored Brands, Inc.(a)	50,715	635,966

		5,768,442

Textiles, Apparel & Luxury Goods 0.7%
Movado Group, Inc.	20,584	506,367
Wolverine World Wide, Inc.	25,142	709,004

		1,215,371

Thrifts & Mortgage Finance 5.4%
Essent Group Ltd.*	69,994	2,689,170
MGIC Investment Corp.*	199,208	2,324,757
OceanFirst Financial Corp.	39,403	1,067,033
Radian Group, Inc.	166,588	2,901,963
WSFS Financial Corp.	18,175	820,601

		9,803,524

Trading Companies & Distributors 0.7%
GMS, Inc.*	18,000	540,360
Univar, Inc.*	22,528	699,269

		1,239,629

Water Utilities 0.5%
SJW Group	15,583	823,873

Total Common Stocks (cost $155,889,879)		177,904,854

Short-Term Investment 0.2%

	Shares	Market Value

Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.91%(b)(c)	425,758	425,758

Total Short-Term Investment (cost $425,758)		425,758

Repurchase Agreement 2.8%

	Principal Amount	Market Value
Royal Bank of Canada, 1.02%, dated 07/31/17, due 08/01/17, repurchase price $5,020,988, collateralized by U.S. Treasury Notes, ranging from 1.75% - 2.00%, maturing 10/31/20 - 04/30/24; total market value $5,121,278.(c)	$5,020,846	5,020,846

Total Repurchase Agreement (cost $5,020,846)		5,020,846

Total Investments (cost $161,336,483)(d) — 101.1%		183,351,458
Liabilities in excess of other assets — (1.1)%		(2,025,334)

NET ASSETS — 100.0%		$181,326,124

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $5,014,768, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $425,758 and $5,020,846, respectively, a total value of $5,446,604.
(b)	Represents 7-day effective yield as of July 31, 2017.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2017 was $5,446,604.
(d)	At July 31, 2017, the tax basis cost of the Fund’s investments was $161,534,943, tax unrealized appreciation and depreciation were $27,908,343 and $(6,091,828), respectively.

Ltd.	Limited
plc	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

At July 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
47	Russell 2000 Mini Index	09/15/17	$3,347,340	$18,238

At July 31, 2017, the Fund has $157,450 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$177,904,854	$—	$—	$177,904,854
Futures Contracts	18,238	—	—	18,238
Repurchase Agreement	—	5,020,846	—	5,020,846
Short-Term Investment	425,758	—	—	425,758

Total	$178,348,850	$5,020,846	$—	$183,369,696

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) for the purpose of reducing active risk in the portfolio. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$18,238

Total		$18,238

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Inflation-Protected Securities Fund

U.S. Treasury Obligations 99.3%

	Principal Amount	Market Value
U.S. Treasury Inflation Linked Bonds 2.38%, 01/15/25(a)	$11,300,000	$16,784,356
1.75%, 01/15/28(a)	4,800,000	6,282,066
3.63%, 04/15/28(a)	5,350,000	10,615,239
2.50%, 01/15/29(a)	4,750,000	6,542,421
3.88%, 04/15/29(a)	3,300,000	6,691,666
2.13%, 02/15/41(a)	12,050,000	16,791,485
0.75%, 02/15/42(a)	7,600,000	7,811,442
0.88%, 02/15/47(a)	5,000,000	4,903,462
U.S. Treasury Inflation Linked Notes 0.13%, 04/15/18(a)	13,500,000	14,249,913
0.13%, 04/15/19(a)	15,000,000	15,687,875
1.38%, 01/15/20(a)	7,900,000	9,271,159
0.13%, 04/15/20(a)	8,000,000	8,391,857
0.13%, 04/15/21(a)	10,000,000	10,343,348
0.63%, 07/15/21(a)	13,050,000	14,567,877
0.13%, 01/15/22(a)	7,000,000	7,587,559
0.13%, 07/15/22(a)	10,550,000	11,282,788
0.13%, 07/15/24(a)	19,000,000	19,347,467
0.38%, 07/15/25(a)	12,000,000	12,366,229
0.13%, 07/15/26(a)	6,000,000	5,942,321
0.38%, 01/15/27(a)	9,000,000	8,998,300

Total Investments (cost $218,232,447)(b) — 99.3%		214,458,830
Other assets in excess of liabilities — 0.7%		1,403,722

NET ASSETS — 100.0%		$215,862,552

(a)	Principal amounts are not adjusted for inflation.
(b)	At July 31, 2017, the tax basis cost of the Fund’s investments was $218,232,447, tax unrealized appreciation and depreciation were $626,669 and $(4,400,286), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Inflation-Protected Securities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2017, 100% of the market value of the Fund was determined based on Level 2 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide International Index Fund

Common Stocks 99.0%

	Shares	Market Value
AUSTRALIA 7.2%
Airlines 0.0%†
Qantas Airways Ltd.	49,124	$209,055

Banks 2.4%
Australia & New Zealand Banking Group Ltd.	308,307	7,324,289
Bank of Queensland Ltd.	40,530	391,419
Bendigo & Adelaide Bank Ltd.	49,399	440,402
Commonwealth Bank of Australia	181,007	12,127,300
National Australia Bank Ltd.	279,833	6,718,865
Westpac Banking Corp.	352,401	9,005,624

		36,007,899

Beverages 0.1%
Coca-Cola Amatil Ltd.	59,111	389,092
Treasury Wine Estates Ltd.	76,730	748,456

		1,137,548

Biotechnology 0.3%
CSL Ltd.	47,284	4,772,962

Capital Markets 0.2%
ASX Ltd.	20,128	843,128
Macquarie Group Ltd.	33,792	2,320,948

		3,164,076

Chemicals 0.1%
Incitec Pivot Ltd.	187,436	480,753
Orica Ltd.	39,314	626,632

		1,107,385

Commercial Services & Supplies 0.1%
Brambles Ltd.	171,230	1,265,940

Construction & Engineering 0.0%†
CIMIC Group Ltd.	11,880	394,268

Construction Materials 0.1%
Boral Ltd.	122,521	679,488

Containers & Packaging 0.1%
Amcor Ltd.	125,716	1,543,041

Diversified Financial Services 0.1%
AMP Ltd.	318,697	1,375,935
BGP Holdings plc*(a)(b)	1,554,139	0
Challenger Ltd.	57,490	591,936

		1,967,871

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	423,491	1,388,900
TPG Telecom Ltd.	32,086	144,010

		1,532,910

Electric Utilities 0.0%†
AusNet Services	181,656	237,918

Equity Real Estate Investment Trusts (REITs) 0.5%
Dexus	106,681	801,627
Goodman Group	191,749	1,222,862
GPT Group (The)	188,194	722,607
Mirvac Group	379,444	661,163
Scentre Group	539,354	1,784,148
Stockland	241,401	812,632
Vicinity Centres	349,408	770,141
Westfield Corp.	214,137	1,318,127

		8,093,307

Food & Staples Retailing 0.5%
Wesfarmers Ltd.	119,105	3,884,499
Woolworths Ltd.	134,848	2,883,614

		6,768,113

Gas Utilities 0.1%
APA Group	116,236	801,673

Health Care Equipment & Supplies 0.1%
Cochlear Ltd.	6,400	732,731

Health Care Providers & Services 0.1%
Healthscope Ltd.	197,740	329,520
Ramsay Health Care Ltd.	16,099	910,183
Sonic Healthcare Ltd.	42,927	766,471

		2,006,174

Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd.	60,267	977,551
Crown Resorts Ltd.	38,660	393,813
Domino’s Pizza Enterprises Ltd.(c)	7,254	309,412
Flight Centre Travel Group Ltd.	4,483	156,203
Tabcorp Holdings Ltd.	86,246	288,450
Tatts Group Ltd.	138,128	442,755

		2,568,184

Insurance 0.3%
Insurance Australia Group Ltd.	254,772	1,361,483
Medibank Pvt Ltd.	283,846	618,334
QBE Insurance Group Ltd.	137,512	1,306,343
Suncorp Group Ltd.	139,615	1,598,864

		4,885,024

IT Services 0.0%†
Computershare Ltd.	51,556	581,316

Media 0.0%†
REA Group Ltd.	5,448	300,855

Metals & Mining 1.0%
Alumina Ltd.	278,971	424,510
BHP Billiton Ltd.	337,294	7,004,068
BHP Billiton plc	221,749	4,043,396
BlueScope Steel Ltd.	59,844	627,446
Fortescue Metals Group Ltd.	158,119	727,225
Newcrest Mining Ltd.	83,372	1,345,805
South32 Ltd.	571,283	1,332,437

		15,504,887

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.(c)	59,475	207,952

Multi-Utilities 0.1%
AGL Energy Ltd.	74,288	1,432,225

Oil, Gas & Consumable Fuels 0.3%
Caltex Australia Ltd.	26,370	657,830
Oil Search Ltd.	143,199	764,848
Origin Energy Ltd.*	174,782	971,115
Santos Ltd.*	205,239	559,505
Woodside Petroleum Ltd.	77,528	1,815,230

		4,768,528

Professional Services 0.0%†
SEEK Ltd.	37,656	515,085

Real Estate Management & Development 0.1%
LendLease Group	56,967	769,128

Road & Rail 0.1%
Aurizon Holdings Ltd.	212,347	854,030

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
AUSTRALIA (continued)
Transportation Infrastructure 0.2%
Sydney Airport	119,722	$645,234
Transurban Group	208,522	1,905,648

		2,550,882

		107,360,455

AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG*	30,412	1,265,718
Raiffeisen Bank International AG*	15,470	456,678

		1,722,396

Machinery 0.0%†
ANDRITZ AG	7,659	468,733

Metals & Mining 0.0%†
voestalpine AG	11,804	597,656

Oil, Gas & Consumable Fuels 0.1%
OMV AG	16,072	911,336

		3,700,121

BELGIUM 1.2%
Banks 0.1%
KBC Group NV	25,605	2,121,211

Beverages 0.7%
Anheuser-Busch InBev SA/NV	80,902	9,748,261

Chemicals 0.1%
Solvay SA	7,766	1,115,039
Umicore SA	10,188	818,574

		1,933,613

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	8,808	903,580

Diversified Telecommunication Services 0.0%†
Proximus SADP	15,816	555,714

Food & Staples Retailing 0.0%†
Colruyt SA	6,227	349,241

Insurance 0.1%
Ageas	20,441	921,003

Media 0.0%†
Telenet Group Holding NV*	5,670	395,909

Pharmaceuticals 0.1%
UCB SA	12,735	927,981

		17,856,513

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta plc	44,941	562,490

CHINA 0.1%
Banks 0.1%
BOC Hong Kong Holdings Ltd.	386,600	1,900,751

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	193,366	201,643

		2,102,394

DENMARK 1.8%
Banks 0.2%
Danske Bank A/S	77,106	3,127,040

Beverages 0.1%
Carlsberg A/S, Class B	11,454	1,274,040

Biotechnology 0.1%
Genmab A/S*	5,806	1,318,403

Chemicals 0.1%
Chr Hansen Holding A/S	10,037	809,198
Novozymes A/S, Class B	23,016	1,064,093

		1,873,291

Commercial Services & Supplies 0.0%†
ISS A/S	17,464	716,981

Diversified Telecommunication Services 0.0%†
TDC A/S	88,000	543,211

Electric Utilities 0.0%†
DONG Energy A/S(d)	15,568	751,284

Electrical Equipment 0.2%
Vestas Wind Systems A/S	23,263	2,275,681

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	12,678	1,090,533
William Demant Holding A/S*	13,627	362,345

		1,452,878

Insurance 0.0%†
Tryg A/S	13,375	301,879

Marine 0.2%
AP Moller - Maersk A/S, Class A	393	820,547
AP Moller - Maersk A/S, Class B	701	1,532,956

		2,353,503

Pharmaceuticals 0.6%
H Lundbeck A/S	7,229	434,588
Novo Nordisk A/S, Class B	189,300	8,086,137

		8,520,725

Road & Rail 0.1%
DSV A/S	19,251	1,243,982

Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	11,991	1,382,058

		27,134,956

FINLAND 1.0%
Auto Components 0.0%†
Nokian Renkaat OYJ	11,836	483,057

Communications Equipment 0.3%
Nokia OYJ	614,588	3,922,055

Diversified Telecommunication Services 0.0%†
Elisa OYJ	14,308	589,388

Electric Utilities 0.1%
Fortum OYJ	49,078	802,890

Insurance 0.2%
Sampo OYJ, Class A	46,554	2,550,694

Machinery 0.2%
Kone OYJ, Class B	34,584	1,803,364
Metso OYJ	10,758	341,797
Wartsila OYJ Abp	15,651	1,040,232

		3,185,393

Oil, Gas & Consumable Fuels 0.0%†
Neste OYJ	13,398	581,744

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R	57,028	762,785

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FINLAND (continued)
Paper & Forest Products (continued)
UPM-Kymmene OYJ	58,034	$1,580,865

		2,343,650

Pharmaceuticals 0.0%†
Orion OYJ, Class B	11,702	591,914

		15,050,785

FRANCE 10.0%
Aerospace & Defense 0.7%
Airbus SE	61,044	5,090,009
Dassault Aviation SA	260	389,726
Safran SA	32,940	3,113,102
Thales SA	11,371	1,260,094
Zodiac Aerospace	22,485	642,858

		10,495,789

Air Freight & Logistics 0.0%†
Bollore SA	83,085	385,507

Auto Components 0.3%
Cie Generale des Etablissements Michelin	17,878	2,419,680
Valeo SA	25,059	1,739,221

		4,158,901

Automobiles 0.2%
Peugeot SA	48,505	1,045,405
Renault SA	18,544	1,672,330

		2,717,735

Banks 1.1%
BNP Paribas SA	119,233	9,259,445
Credit Agricole SA	118,979	2,092,681
Natixis SA	98,929	719,804
Societe Generale SA	80,805	4,747,038

		16,818,968

Beverages 0.2%
Pernod Ricard SA	22,362	3,104,559
Remy Cointreau SA(c)	2,053	236,381

		3,340,940

Building Products 0.2%
Cie de Saint-Gobain	52,605	2,915,230

Chemicals 0.4%
Air Liquide SA	40,949	5,028,777
Arkema SA	7,199	820,017

		5,848,794

Commercial Services & Supplies 0.1%
Edenred	23,975	629,417
Societe BIC SA	2,829	331,772

		961,189

Construction & Engineering 0.4%
Bouygues SA	22,255	953,352
Eiffage SA	7,175	694,476
Vinci SA	52,411	4,698,434

		6,346,262

Construction Materials 0.0%†
Imerys SA	3,788	328,256

Diversified Financial Services 0.1%
Eurazeo SA	4,589	374,557
Wendel SA	3,036	457,125

		831,682

Diversified Telecommunication Services 0.5%
Iliad SA	2,730	677,491
Orange SA	209,400	3,525,940
Vivendi SA	106,778	2,473,252

		6,676,683

Electric Utilities 0.0%†
Electricite de France SA(c)	57,311	581,875

Electrical Equipment 0.4%
Legrand SA	27,873	1,926,684
Schneider Electric SE*	59,201	4,641,097

		6,567,781

Electronic Equipment, Instruments & Components 0.1%
Ingenico Group SA	5,554	582,477

Equity Real Estate Investment Trusts (REITs) 0.3%
Fonciere Des Regions	3,438	332,193
Gecina SA	4,207	635,439
ICADE	3,924	337,080
Klepierre	23,058	938,518
Unibail-Rodamco SE	10,463	2,617,396

		4,860,626

Food & Staples Retailing 0.1%
Carrefour SA	58,698	1,411,209
Casino Guichard Perrachon SA	4,934	301,008

		1,712,217

Food Products 0.3%
Danone SA	62,168	4,642,477

Health Care Equipment & Supplies 0.2%
Essilor International SA	21,820	2,767,403

Hotels, Restaurants & Leisure 0.1%
Accor SA	19,348	899,514
Sodexo SA	9,435	1,114,899

		2,014,413

Household Durables 0.0%†
SEB SA	2,573	457,909

Insurance 0.5%
AXA SA	204,270	6,038,040
CNP Assurances	18,627	449,769
SCOR SE	18,597	784,251

		7,272,060

IT Services 0.2%
Atos SE	9,588	1,457,606
Capgemini SE	16,473	1,794,653

		3,252,259

Machinery 0.0%†
Alstom SA	15,995	573,373

Media 0.2%
Eutelsat Communications SA	18,790	509,097
JCDecaux SA	5,891	209,557
Lagardere SCA	12,710	417,481
Publicis Groupe SA	21,245	1,607,700

		2,743,835

Multi-Utilities 0.3%
Engie SA	178,159	2,870,388
Suez	37,226	673,559
Veolia Environnement SA	47,740	1,077,197

		4,621,144

Oil, Gas & Consumable Fuels 0.8%
TOTAL SA	246,498	12,520,395

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Personal Products 0.4%
L’Oreal SA	26,873	$5,572,070

Pharmaceuticals 0.8%
Ipsen SA	3,931	503,687
Sanofi	121,923	11,630,919

		12,134,606

Professional Services 0.1%
Bureau Veritas SA	28,111	640,365

Software 0.1%
Dassault Systemes SE	13,844	1,358,203

Textiles, Apparel & Luxury Goods 0.8%
Hermes International	3,335	1,689,999
Kering	7,917	2,770,430
LVMH Moet Hennessy Louis Vuitton SE	29,254	7,368,663

		11,829,092

Trading Companies & Distributors 0.0%†
Rexel SA	33,731	533,558

Transportation Infrastructure 0.1%
Aeroports de Paris	3,352	567,600
Groupe Eurotunnel SE (Registered)	53,279	590,456

		1,158,056

		150,222,130

GERMANY 9.3%
Air Freight & Logistics 0.3%
Deutsche Post AG (Registered)	106,145	4,120,852

Airlines 0.0%†
Deutsche Lufthansa AG (Registered)	27,641	594,205

Auto Components 0.2%
Continental AG	11,561	2,606,976
Schaeffler AG (Preference)	14,175	197,822

		2,804,798

Automobiles 1.0%
Bayerische Motoren Werke AG	34,621	3,184,406
Bayerische Motoren Werke AG (Preference)	5,822	464,126
Daimler AG (Registered)	102,421	7,183,663
Porsche Automobil Holding SE (Preference)	17,631	1,009,707
Volkswagen AG	3,750	589,891
Volkswagen AG (Preference)	19,545	3,008,516

		15,440,309

Banks 0.1%
Commerzbank AG*	113,794	1,492,235

Capital Markets 0.4%
Deutsche Bank AG (Registered)	217,887	3,891,568
Deutsche Boerse AG	19,804	2,071,575

		5,963,143

Chemicals 1.1%
BASF SE	95,977	9,146,927
Covestro AG(d)	11,636	903,685
Evonik Industries AG	18,588	633,687
FUCHS PETROLUB SE (Preference)	6,547	388,991
K+S AG (Registered)	20,003	520,373
LANXESS AG	9,772	754,284
Linde AG	19,560	3,745,960
Symrise AG	12,796	897,140

		16,991,047

Construction & Engineering 0.0%†
HOCHTIEF AG	1,826	326,367

Construction Materials 0.1%
HeidelbergCement AG	15,393	1,527,218

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG (Registered)	343,403	6,274,138
Telefonica Deutschland Holding AG	84,749	438,089

		6,712,227

Electrical Equipment 0.1%
OSRAM Licht AG	9,175	765,062

Food & Staples Retailing 0.0%†
Metro Wholesale & Food Specialist AG*	18,069	365,022

Health Care Providers & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	22,082	2,085,562
Fresenius SE & Co. KGaA	43,201	3,652,434

		5,737,996

Hotels, Restaurants & Leisure 0.1%
TUI AG	46,014	724,302

Household Products 0.3%
Henkel AG & Co. KGaA	11,211	1,412,071
Henkel AG & Co. KGaA (Preference)	18,669	2,646,399

		4,058,470

Industrial Conglomerates 0.7%
Siemens AG (Registered)	80,067	10,872,448

Insurance 1.0%
Allianz SE (Registered)	47,999	10,226,356
Hannover Rueck SE	6,260	790,249
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	16,850	3,620,031

		14,636,636

Internet & Direct Marketing Retail 0.0%†
Zalando SE*(d)	11,628	520,447

Internet Software & Services 0.1%
United Internet AG (Registered)	13,499	822,812

Machinery 0.1%
GEA Group AG	19,112	777,000
MAN SE	4,009	444,316

		1,221,316

Media 0.1%
Axel Springer SE	4,091	260,198
ProSiebenSat.1 Media SE	23,039	923,145

		1,183,343

Metals & Mining 0.1%
thyssenkrupp AG	36,123	1,072,600

Multi-Utilities 0.3%
E.ON SE	230,037	2,275,583
Innogy SE(d)	15,562	653,739
RWE AG*	54,154	1,141,954

		4,071,276

Personal Products 0.1%
Beiersdorf AG	10,563	1,159,034

Pharmaceuticals 0.8%
Bayer AG (Registered)	86,806	11,007,686
Merck KGaA	13,513	1,484,482

		12,492,168

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)
Real Estate Management & Development 0.2%
Deutsche Wohnen AG	38,459	$1,524,082
Vonovia SE	50,954	2,065,665

		3,589,747

Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	118,715	2,583,474

Software 0.7%
SAP SE	103,116	10,946,127

Textiles, Apparel & Luxury Goods 0.3%
adidas AG	19,830	4,531,357
HUGO BOSS AG	6,943	523,501

		5,054,858

Trading Companies & Distributors 0.1%
Brenntag AG	15,152	859,645

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	4,033	403,809

		139,112,993

HONG KONG 3.3%
Banks 0.2%
Bank of East Asia Ltd. (The)	131,750	563,992
Hang Seng Bank Ltd.	83,600	1,817,940

		2,381,932

Capital Markets 0.2%
Hong Kong Exchanges & Clearing Ltd.	122,500	3,490,529

Diversified Financial Services 0.0%†
First Pacific Co. Ltd.	222,750	166,854

Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	431,420	565,677
PCCW Ltd.	467,000	262,924

		828,601

Electric Utilities 0.3%
CK Infrastructure Holdings Ltd.	74,500	695,776
CLP Holdings Ltd.	166,000	1,769,870
HK Electric Investments & HK Electric Investments Ltd.(d)	277,000	262,692
Power Assets Holdings Ltd.	141,800	1,407,087

		4,135,425

Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT	230,051	1,868,762

Food Products 0.1%
WH Group Ltd.(d)	837,000	785,647

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	876,076	1,656,850

Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group Ltd.	255,000	1,575,629
Melco Resorts & Entertainment Ltd., ADR	25,962	524,432
Sands China Ltd.	243,100	1,128,769
Shangri-La Asia Ltd.	159,333	258,610
SJM Holdings Ltd.	188,000	188,127

		3,675,567

Household Durables 0.0%†
Techtronic Industries Co. Ltd.	141,500	629,623

Industrial Conglomerates 0.4%
CK Hutchison Holdings Ltd.	284,386	3,747,547
Jardine Matheson Holdings Ltd.	22,400	1,422,400
Jardine Strategic Holdings Ltd.	21,700	874,293
NWS Holdings Ltd.	135,645	259,832

		6,304,072

Insurance 0.7%
AIA Group Ltd.	1,266,000	9,982,401

Real Estate Management & Development 0.8%
Cheung Kong Property Holdings Ltd.	276,386	2,236,931
Hang Lung Group Ltd.	105,000	399,408
Hang Lung Properties Ltd.	212,000	527,538
Henderson Land Development Co. Ltd.	136,689	790,042
Hongkong Land Holdings Ltd.	113,800	852,362
Hysan Development Co. Ltd.	71,673	346,960
Kerry Properties Ltd.	62,500	219,198
New World Development Co. Ltd.	583,829	788,525
Sino Land Co. Ltd.	352,200	581,997
Sun Hung Kai Properties Ltd.	149,700	2,320,051
Swire Pacific Ltd., Class A	52,000	518,733
Swire Properties Ltd.	133,400	461,037
Wharf Holdings Ltd. (The)	126,270	1,072,971
Wheelock & Co. Ltd.	91,000	685,882

		11,801,635

Road & Rail 0.1%
MTR Corp. Ltd.	154,214	890,979

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	27,400	352,415

Textiles, Apparel & Luxury Goods 0.0%†
Li & Fung Ltd.	633,200	231,755
Yue Yuen Industrial Holdings Ltd.	82,500	340,761

		572,516

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	507,100	238,207

		49,762,015

IRELAND 0.5%
Airlines 0.0%†
Ryanair Holdings plc*	14,664	308,366

Banks 0.1%
Bank of Ireland Group plc*	96,719	807,193

Construction Materials 0.2%
CRH plc	87,672	3,080,098
James Hardie Industries plc CHDI	46,393	712,352

		3,792,450

Food Products 0.1%
Kerry Group plc, Class A	16,400	1,482,095

Hotels, Restaurants & Leisure 0.1%
Paddy Power Betfair plc	8,344	836,073

Trading Companies & Distributors 0.0%†
AerCap Holdings NV*	14,972	735,125

		7,961,302

ISRAEL 0.6%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	2,679	338,329

Banks 0.1%
Bank Hapoalim BM	109,778	760,470
Bank Leumi Le-Israel BM	164,241	789,094

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
ISRAEL (continued)
Banks (continued)
Mizrahi Tefahot Bank Ltd.	14,257	$257,617

		1,807,181

Chemicals 0.1%
Frutarom Industries Ltd.	4,158	294,408
Israel Chemicals Ltd.	49,227	234,596

		529,004

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp. Ltd.	248,259	368,517

Pharmaceuticals 0.2%
Teva Pharmaceutical Industries Ltd., ADR	94,768	3,048,687

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	3,772	206,010

Software 0.2%
Check Point Software Technologies Ltd.*	13,348	1,411,951
Nice Ltd.	6,860	511,499

		1,923,450

		8,221,178

ITALY 2.1%
Aerospace & Defense 0.0%†
Leonardo SpA	37,717	657,345

Automobiles 0.1%
Ferrari NV	12,834	1,353,096

Banks 0.6%
Intesa Sanpaolo SpA	1,431,436	4,907,574
Mediobanca SpA	63,101	658,109
UniCredit SpA*	209,189	4,116,298

		9,681,981

Diversified Telecommunication Services 0.1%
Telecom Italia SpA*	1,812,120	1,728,657

Electric Utilities 0.4%
Enel SpA	850,018	4,851,550
Terna Rete Elettrica Nazionale SpA	147,045	839,989

		5,691,539

Electrical Equipment 0.1%
Prysmian SpA	21,534	689,307

Energy Equipment & Services 0.0%†
Saipem SpA*	64,141	263,154

Insurance 0.2%
Assicurazioni Generali SpA	130,419	2,365,802
Poste Italiane SpA(d)	52,095	383,543
UnipolSai Assicurazioni SpA	95,046	220,097

		2,969,442

Oil, Gas & Consumable Fuels 0.4%
Eni SpA	267,914	4,238,704
Snam SpA	262,592	1,242,899

		5,481,603

Pharmaceuticals 0.0%†
Recordati SpA	10,928	466,835

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	16,933	979,214

Transportation Infrastructure 0.1%
Atlantia SpA	47,467	1,439,574

		31,401,747

JAPAN 23.0%
Air Freight & Logistics 0.1%
Yamato Holdings Co. Ltd.	38,200	768,000

Airlines 0.1%
ANA Holdings, Inc.	135,000	463,764
Japan Airlines Co. Ltd.	11,574	374,726

		838,490

Auto Components 0.7%
Aisin Seiki Co. Ltd.	18,800	981,415
Bridgestone Corp.	68,500	2,893,180
Denso Corp.	49,200	2,370,221
Koito Manufacturing Co. Ltd.	11,400	666,481
NGK Spark Plug Co. Ltd.	16,800	341,186
NOK Corp.	10,400	238,727
Stanley Electric Co. Ltd.	14,700	487,156
Sumitomo Electric Industries Ltd.	81,400	1,321,046
Sumitomo Rubber Industries Ltd.	18,400	320,048
Toyoda Gosei Co. Ltd.	6,700	158,589
Toyota Industries Corp.	18,600	1,001,546
Yokohama Rubber Co. Ltd. (The)	11,300	228,581

		11,008,176

Automobiles 2.0%
Honda Motor Co. Ltd.	179,800	5,072,674
Isuzu Motors Ltd.	56,100	770,995
Mazda Motor Corp.	58,760	886,947
Mitsubishi Motors Corp.	71,399	516,684
Nissan Motor Co. Ltd.	243,400	2,419,363
Subaru Corp.	63,900	2,314,534
Suzuki Motor Corp.	35,800	1,699,751
Toyota Motor Corp.	274,220	15,520,323
Yamaha Motor Co. Ltd.	29,300	739,568

		29,940,839

Banks 1.8%
Aozora Bank Ltd.	124,000	477,228
Bank of Kyoto Ltd. (The)	34,000	326,532
Chiba Bank Ltd. (The)	73,300	526,464
Chugoku Bank Ltd. (The)	15,100	219,332
Concordia Financial Group Ltd.	119,700	605,281
Fukuoka Financial Group, Inc.	90,600	418,731
Hachijuni Bank Ltd. (The)	46,600	296,592
Hiroshima Bank Ltd. (The)	56,000	240,002
Japan Post Bank Co. Ltd.	43,500	559,445
Kyushu Financial Group, Inc.	40,700	256,107
Mebuki Financial Group, Inc.	101,530	391,743
Mitsubishi UFJ Financial Group, Inc.	1,264,784	8,051,554
Mizuho Financial Group, Inc.	2,539,919	4,524,013
Resona Holdings, Inc.	238,301	1,228,368
Seven Bank Ltd.	64,100	254,288
Shinsei Bank Ltd.	168,000	277,614
Shizuoka Bank Ltd. (The)	52,000	465,042
Sumitomo Mitsui Financial Group, Inc.	140,505	5,501,318
Sumitomo Mitsui Trust Holdings, Inc.	35,576	1,309,262
Suruga Bank Ltd.	18,000	434,974
Yamaguchi Financial Group, Inc.	21,000	247,611

		26,611,501

Beverages 0.3%
Asahi Group Holdings Ltd.	39,500	1,611,794

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Beverages (continued)
Coca-Cola Bottlers Japan, Inc.	14,000	$422,840
Kirin Holdings Co. Ltd.	90,700	1,999,432
Suntory Beverage & Food Ltd.	15,600	765,459

		4,799,525

Building Products 0.3%
Asahi Glass Co. Ltd.	21,120	890,686
Daikin Industries Ltd.	26,000	2,761,579
LIXIL Group Corp.	28,700	738,990
TOTO Ltd.	16,100	649,730

		5,040,985

Capital Markets 0.3%
Daiwa Securities Group, Inc.	171,200	987,623
Japan Exchange Group, Inc.	54,500	979,123
Nomura Holdings, Inc.	378,700	2,255,599
SBI Holdings, Inc.	19,170	274,798

		4,497,143

Chemicals 1.1%
Air Water, Inc.	17,000	330,397
Asahi Kasei Corp.	130,200	1,493,157
Daicel Corp.	29,000	378,885
Hitachi Chemical Co. Ltd.	12,600	359,797
JSR Corp.	20,700	366,046
Kaneka Corp.	31,500	253,123
Kansai Paint Co. Ltd.	21,400	491,260
Kuraray Co. Ltd.	36,300	707,825
Mitsubishi Chemical Holdings Corp.	145,100	1,222,476
Mitsubishi Gas Chemical Co., Inc.	18,600	431,883
Mitsui Chemicals, Inc.	97,100	555,437
Nippon Paint Holdings Co. Ltd.	16,400	633,498
Nissan Chemical Industries Ltd.	13,100	436,817
Nitto Denko Corp.	17,810	1,592,252
Shin-Etsu Chemical Co. Ltd.	40,800	3,744,330
Sumitomo Chemical Co. Ltd.	179,200	1,053,120
Taiyo Nippon Sanso Corp.	8,000	92,847
Teijin Ltd.	21,160	425,662
Toray Industries, Inc.	158,900	1,437,664
Tosoh Corp.	61,000	728,431

		16,734,907

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd.	53,700	593,316
Park24 Co. Ltd.	11,200	283,453
Secom Co. Ltd.	21,800	1,636,532
Sohgo Security Services Co. Ltd.	6,900	292,753
Toppan Printing Co. Ltd.	59,000	624,550

		3,430,604

Construction & Engineering 0.2%
JGC Corp.	23,600	378,851
Kajima Corp.	92,800	809,693
Obayashi Corp.	67,900	817,822
Shimizu Corp.	56,000	592,207
Taisei Corp.	110,000	1,054,241

		3,652,814

Construction Materials 0.0%†
Taiheiyo Cement Corp.	127,000	478,484

Consumer Finance 0.1%
Acom Co. Ltd.*	38,600	164,663
AEON Financial Service Co. Ltd.	12,300	267,842
Credit Saison Co. Ltd.	17,000	327,478

		759,983

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	17,600	288,758

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	6,900	264,406

Diversified Financial Services 0.2%
Mitsubishi UFJ Lease & Finance Co. Ltd.	50,400	269,094
ORIX Corp.	136,800	2,239,442

		2,508,536

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	72,208	3,529,979

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.	72,800	956,776
Chugoku Electric Power Co., Inc. (The)	28,100	308,141
Kansai Electric Power Co., Inc. (The)	69,700	936,848
Kyushu Electric Power Co., Inc.	47,200	559,481
Tohoku Electric Power Co., Inc.	49,900	679,795
Tokyo Electric Power Co. Holdings, Inc.*	152,100	646,062

		4,087,103

Electrical Equipment 0.4%
Fuji Electric Co. Ltd.	61,200	337,445
Mabuchi Motor Co. Ltd.	4,700	248,357
Mitsubishi Electric Corp.	203,500	3,156,789
Nidec Corp.	24,800	2,735,011

		6,477,602

Electronic Equipment, Instruments & Components 1.3%
Alps Electric Co. Ltd.	21,500	586,847
Hamamatsu Photonics KK	14,900	474,780
Hirose Electric Co. Ltd.	3,300	450,521
Hitachi High-Technologies Corp.	7,900	291,568
Hitachi Ltd.	509,300	3,512,403
Keyence Corp.	10,236	4,736,391
Kyocera Corp.	32,700	1,992,740
Murata Manufacturing Co. Ltd.	20,100	3,131,645
Nippon Electric Glass Co. Ltd.	9,600	340,803
Omron Corp.	20,100	1,005,462
Shimadzu Corp.	26,500	520,879
TDK Corp.	13,500	974,542
Yaskawa Electric Corp.	28,000	752,745
Yokogawa Electric Corp.	22,700	383,161

		19,154,487

Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT Investment Corp.	164	406,403
Japan Prime Realty Investment Corp.	89	334,632
Japan Real Estate Investment Corp.	135	709,037
Japan Retail Fund Investment Corp.	291	555,925
Nippon Building Fund, Inc.	133	717,822
Nippon Prologis REIT, Inc.	171	360,654
Nomura Real Estate Master Fund, Inc.	406	575,589
United Urban Investment Corp.	330	492,128

		4,152,190

Food & Staples Retailing 0.4%
Aeon Co. Ltd.	64,800	977,094
FamilyMart UNY Holdings Co. Ltd.	9,300	521,658
Lawson, Inc.	5,700	388,452
Seven & i Holdings Co. Ltd.	78,700	3,174,537
Sundrug Co. Ltd.	8,200	305,685
Tsuruha Holdings, Inc.	3,700	388,746

		5,756,172

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Food Products 0.4%
Ajinomoto Co., Inc.	54,800	$1,102,918
Calbee, Inc.	9,100	377,595
Kikkoman Corp.	15,000	459,832
MEIJI Holdings Co. Ltd.	12,598	1,004,420
NH Foods Ltd.	18,000	533,046
Nisshin Seifun Group, Inc.	20,652	339,417
Nissin Foods Holdings Co. Ltd.	5,800	364,554
Toyo Suisan Kaisha Ltd.	9,500	345,680
Yakult Honsha Co. Ltd.	8,600	587,001
Yamazaki Baking Co. Ltd.	12,500	251,138

		5,365,601

Gas Utilities 0.1%
Osaka Gas Co. Ltd.	195,900	784,893
Toho Gas Co. Ltd.	36,000	244,263
Tokyo Gas Co. Ltd.	204,400	1,084,701

		2,113,857

Health Care Equipment & Supplies 0.4%
CYBERDYNE, Inc.*(c)	9,200	125,319
Hoya Corp.	40,700	2,301,029
Olympus Corp.	31,300	1,138,438
Sysmex Corp.	17,600	1,009,525
Terumo Corp.	33,700	1,276,736

		5,851,047

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	18,800	346,485
Medipal Holdings Corp.	16,900	309,775
Miraca Holdings, Inc.	6,200	283,407
Suzuken Co. Ltd.	8,580	286,762

		1,226,429

Health Care Technology 0.0%†
M3, Inc.	22,100	596,300

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co. Japan Ltd.	7,024	285,809
Oriental Land Co. Ltd.	22,400	1,624,130

		1,909,939

Household Durables 0.9%
Casio Computer Co. Ltd.	19,300	316,767
Iida Group Holdings Co. Ltd.	18,300	313,131
Nikon Corp.	33,400	589,185
Panasonic Corp.	232,502	3,211,118
Rinnai Corp.	3,500	326,964
Sekisui Chemical Co. Ltd.	44,300	817,277
Sekisui House Ltd.	60,100	1,042,601
Sharp Corp.*(c)	165,000	580,617
Sony Corp.	133,000	5,464,318

		12,661,978

Household Products 0.1%
Lion Corp.	24,000	514,024
Unicharm Corp.	40,400	1,037,542

		1,551,566

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co. Ltd.	15,600	395,188

Industrial Conglomerates 0.1%
Keihan Holdings Co. Ltd.	49,000	317,320
Seibu Holdings, Inc.	20,300	354,894
Toshiba Corp.*(c)	437,700	976,574

		1,648,788

Insurance 0.7%
Dai-ichi Life Holdings, Inc.	112,600	1,951,225
Japan Post Holdings Co. Ltd.	45,300	571,617
MS&AD Insurance Group Holdings, Inc.	50,955	1,789,261
Sompo Holdings, Inc.	36,325	1,427,044
Sony Financial Holdings, Inc.	19,800	343,523
T&D Holdings, Inc.	55,900	828,385
Tokio Marine Holdings, Inc.	71,800	3,024,587

		9,935,642

Internet & Direct Marketing Retail 0.1%
Rakuten, Inc.	98,800	1,207,908
Start Today Co. Ltd.	18,300	517,469

		1,725,377

Internet Software & Services 0.1%
DeNA Co. Ltd.	11,700	257,469
Kakaku.com, Inc.	14,600	206,336
Mixi, Inc.	4,100	224,639
Yahoo Japan Corp.	155,800	706,501

		1,394,945

IT Services 0.2%
Fujitsu Ltd.	200,100	1,496,464
Nomura Research Institute Ltd.	14,318	536,752
NTT Data Corp.	66,000	720,109
Obic Co. Ltd.	7,100	444,061
Otsuka Corp.	6,200	406,785

		3,604,171

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	21,049	732,111
Sankyo Co. Ltd.	4,900	160,888
Sega Sammy Holdings, Inc.	19,300	260,278
Shimano, Inc.	7,600	1,115,340
Yamaha Corp.	18,500	654,354

		2,922,971

Machinery 1.3%
Amada Holdings Co. Ltd.	35,600	407,544
FANUC Corp.	20,400	4,174,760
Hino Motors Ltd.	28,800	340,165
Hitachi Construction Machinery Co. Ltd.	11,500	329,807
Hoshizaki Corp.	5,500	532,754
IHI Corp.*	165,000	543,565
JTEKT Corp.	24,900	355,636
Kawasaki Heavy Industries Ltd.	146,200	466,713
Komatsu Ltd.	96,300	2,587,505
Kubota Corp.	114,600	1,991,644
Kurita Water Industries Ltd.	11,500	327,774
Makita Corp.	23,500	920,364
MINEBEA MITSUMI, Inc.	39,500	652,996
Mitsubishi Heavy Industries Ltd.	327,200	1,303,600
Nabtesco Corp.	13,000	423,089
NGK Insulators Ltd.	28,600	577,039
NSK Ltd.	40,300	521,846
SMC Corp.	5,900	1,878,672
Sumitomo Heavy Industries Ltd.	63,000	460,481
THK Co. Ltd.	13,500	413,701

		19,209,655

Marine 0.1%
Mitsui OSK Lines Ltd.	128,000	399,308
Nippon Yusen KK*	184,400	352,865

		752,173

Media 0.1%
Dentsu, Inc.	23,361	1,094,219
Hakuhodo DY Holdings, Inc.	21,600	303,719

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Media (continued)
Toho Co. Ltd.	12,900	$465,192

		1,863,130

Metals & Mining 0.3%
Hitachi Metals Ltd.	24,400	340,750
JFE Holdings, Inc.	53,600	1,037,734
Kobe Steel Ltd.*	35,200	441,146
Maruichi Steel Tube Ltd.	5,800	179,262
Mitsubishi Materials Corp.	10,500	353,272
Nippon Steel & Sumitomo Metal Corp.	78,906	1,942,848
Sumitomo Metal Mining Co. Ltd.	50,000	756,603

		5,051,615

Multiline Retail 0.2%
Don Quijote Holdings Co. Ltd.	13,500	491,599
Isetan Mitsukoshi Holdings Ltd.	35,978	351,363
J Front Retailing Co. Ltd.	27,500	394,308
Marui Group Co. Ltd.	20,400	277,891
Ryohin Keikaku Co. Ltd.	2,500	639,438
Takashimaya Co. Ltd.	30,000	274,805

		2,429,404

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co. Ltd.	9,600	233,167
Inpex Corp.	108,700	1,060,355
JXTG Holdings, Inc.	323,317	1,440,679
Showa Shell Sekiyu KK	22,800	248,585

		2,982,786

Paper & Forest Products 0.0%†
Oji Holdings Corp.	81,000	415,784

Personal Products 0.4%
Kao Corp.	51,700	3,150,252
Kose Corp.	3,200	355,736
Pola Orbis Holdings, Inc.	9,600	266,869
Shiseido Co. Ltd.	40,500	1,433,761

		5,206,618

Pharmaceuticals 1.2%
Astellas Pharma, Inc.	226,800	2,896,403
Chugai Pharmaceutical Co. Ltd.	23,200	933,957
Daiichi Sankyo Co. Ltd.	59,300	1,295,891
Eisai Co. Ltd.	27,200	1,460,206
Hisamitsu Pharmaceutical Co., Inc.	6,500	305,098
Kyowa Hakko Kirin Co. Ltd.	24,100	437,597
Mitsubishi Tanabe Pharma Corp.	23,700	565,052
Ono Pharmaceutical Co. Ltd.	46,800	1,026,028
Otsuka Holdings Co. Ltd.	39,700	1,753,678
Santen Pharmaceutical Co. Ltd.	40,600	572,240
Shionogi & Co. Ltd.	32,500	1,737,953
Sumitomo Dainippon Pharma Co. Ltd.	17,700	248,002
Taisho Pharmaceutical Holdings Co. Ltd.	3,570	267,947
Takeda Pharmaceutical Co. Ltd.	74,900	3,962,748

		17,462,800

Professional Services 0.1%
Recruit Holdings Co. Ltd.	113,100	1,958,273

Real Estate Management & Development 0.7%
Aeon Mall Co. Ltd.	11,250	214,509
Daito Trust Construction Co. Ltd.	7,800	1,318,744
Daiwa House Industry Co. Ltd.	58,700	2,049,131
Hulic Co. Ltd.	28,800	304,309
Mitsubishi Estate Co. Ltd.	131,000	2,385,809
Mitsui Fudosan Co. Ltd.	92,300	2,123,482
Nomura Real Estate Holdings, Inc.	13,000	258,057
Sumitomo Realty & Development Co. Ltd.	38,000	1,153,194
Tokyo Tatemono Co. Ltd.	22,400	305,866
Tokyu Fudosan Holdings Corp.	58,500	351,552

		10,464,653

Road & Rail 0.9%
Central Japan Railway Co.	15,000	2,416,392
East Japan Railway Co.	34,890	3,275,251
Hankyu Hanshin Holdings, Inc.	25,200	899,389
Keikyu Corp.	51,000	593,055
Keio Corp.	60,400	506,182
Keisei Electric Railway Co. Ltd.	13,400	367,035
Kintetsu Group Holdings Co. Ltd.	185,500	711,690
Kyushu Railway Co.	16,700	550,599
Nagoya Railroad Co. Ltd.	95,000	436,192
Nippon Express Co. Ltd.	89,500	572,753
Odakyu Electric Railway Co. Ltd.	29,750	589,570
Tobu Railway Co. Ltd.	108,000	572,058
Tokyu Corp.	55,450	816,237
West Japan Railway Co.	17,600	1,264,670

		13,571,073

Semiconductors & Semiconductor Equipment 0.2%
Disco Corp.	3,000	532,419
Rohm Co. Ltd.	9,300	722,072
Tokyo Electron Ltd.	16,100	2,258,514

		3,513,005

Software 0.4%
Konami Holdings Corp.	10,400	542,352
LINE Corp.*(c)	4,100	150,439
Nexon Co. Ltd.	19,700	410,490
Nintendo Co. Ltd.	11,900	4,041,582
Oracle Corp. Japan	4,100	275,537
Trend Micro, Inc.	12,000	601,332

		6,021,732

Specialty Retail 0.3%
ABC-Mart, Inc.	3,800	216,957
Fast Retailing Co. Ltd.	5,400	1,622,070
Hikari Tsushin, Inc.	2,300	251,534
Nitori Holdings Co. Ltd.	8,000	1,129,081
Shimamura Co. Ltd.	2,400	298,010
USS Co. Ltd.	21,500	434,271
Yamada Denki Co. Ltd.	63,600	339,773

		4,291,696

Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd.	23,700	606,935
Canon, Inc.	112,400	3,921,861
FUJIFILM Holdings Corp.	44,000	1,618,595
Konica Minolta, Inc.	49,700	411,964
NEC Corp.	268,000	729,218
Ricoh Co. Ltd.	76,400	719,271
Seiko Epson Corp.	28,400	750,510

		8,758,354

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	18,500	337,084

Tobacco 0.3%
Japan Tobacco, Inc.	115,800	4,028,403

Trading Companies & Distributors 0.9%
ITOCHU Corp.	155,500	2,440,481
Marubeni Corp.	176,200	1,168,633

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Trading Companies & Distributors (continued)
MISUMI Group, Inc.	30,500	$757,062
Mitsubishi Corp.	158,300	3,443,836
Mitsui & Co. Ltd.	179,000	2,607,933
Sumitomo Corp.	130,300	1,764,262
Toyota Tsusho Corp.	23,300	751,014

		12,933,221

Transportation Infrastructure 0.0%†
Japan Airport Terminal Co. Ltd.	3,900	144,824
Kamigumi Co. Ltd.	25,000	268,018

		412,842

Wireless Telecommunication Services 1.0%
KDDI Corp.	193,200	5,116,831
NTT DOCOMO, Inc.	145,600	3,381,458
SoftBank Group Corp.	86,400	7,018,956

		15,517,245

		344,866,029

JERSEY 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	9,149	851,130

JORDAN 0.0%†
Pharmaceuticals 0.0%†
Hikma Pharmaceuticals plc	17,244	321,223

LUXEMBOURG 0.4%
Energy Equipment & Services 0.1%
Tenaris SA	49,351	780,839

Life Sciences Tools & Services 0.1%
Eurofins Scientific SE	1,216	677,318

Media 0.1%
RTL Group SA	4,240	330,206
SES SA, FDR	40,954	963,718

		1,293,924

Metals & Mining 0.1%
ArcelorMittal*	73,901	1,941,725

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	8,317	521,171

		5,214,977

MACAU 0.0%†
Hotels, Restaurants & Leisure 0.0%†
MGM China Holdings Ltd.	94,000	184,877
Wynn Macau Ltd.	170,800	369,882

		554,759

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo plc	22,841	462,887

NETHERLANDS 4.4%
Banks 0.6%
ABN AMRO Group NV, CVA(d)	29,393	831,965
ING Groep NV	412,696	7,726,465

		8,558,430

Beverages 0.2%
Heineken Holding NV	10,924	1,073,340
Heineken NV	23,912	2,495,841

		3,569,181

Chemicals 0.3%
Akzo Nobel NV	26,494	2,399,167
Koninklijke DSM NV	18,695	1,380,547

		3,779,714

Construction & Engineering 0.0%†
Boskalis Westminster	12,716	454,939

Diversified Financial Services 0.0%†
EXOR NV	11,133	666,441

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	388,535	1,409,121

Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize NV	134,939	2,762,723

Industrial Conglomerates 0.3%
Koninklijke Philips NV	97,157	3,714,031

Insurance 0.2%
Aegon NV	190,892	1,070,915
NN Group NV	31,496	1,278,249

		2,349,164

Media 0.1%
Altice NV, Class A*	40,649	1,003,401
Altice NV, Class B*	10,271	254,082

		1,257,483

Oil, Gas & Consumable Fuels 1.6%
Koninklijke Vopak NV	6,767	322,506
Royal Dutch Shell plc, Class A	464,456	13,098,045
Royal Dutch Shell plc, Class B	393,432	11,220,885

		24,641,436

Professional Services 0.1%
Randstad Holding NV	12,993	784,043
Wolters Kluwer NV	31,040	1,382,083

		2,166,126

Semiconductors & Semiconductor Equipment 0.7%
ASML Holding NV	39,316	5,961,041
NXP Semiconductors NV*	36,161	3,989,643

		9,950,684

Software 0.0%†
Gemalto NV	8,760	446,469

		65,725,942

NEW ZEALAND 0.2%
Construction Materials 0.0%†
Fletcher Building Ltd.	70,995	425,862

Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd.	199,005	560,285

Electric Utilities 0.0%†
Contact Energy Ltd.	79,256	319,027
Mercury NZ Ltd.	68,910	180,095

		499,122

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.	32,750	216,930

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.	143,934	311,293

Transportation Infrastructure 0.1%
Auckland International Airport Ltd.	99,568	520,438

		2,533,930

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
NORWAY 0.7%
Banks 0.1%
DNB ASA	102,406	$2,016,268

Chemicals 0.1%
Yara International ASA	18,226	726,226

Diversified Telecommunication Services 0.1%
Telenor ASA	76,473	1,529,878

Food Products 0.1%
Marine Harvest ASA*	39,600	737,919
Orkla ASA	85,417	879,749

		1,617,668

Insurance 0.0%†
Gjensidige Forsikring ASA	23,152	400,965

Media 0.0%†
Schibsted ASA, Class A	8,230	210,020
Schibsted ASA, Class B	10,371	242,650

		452,670

Metals & Mining 0.1%
Norsk Hydro ASA	140,216	904,028

Oil, Gas & Consumable Fuels 0.2%
Statoil ASA	118,349	2,222,068

		9,869,771

PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal SA	263,921	937,197

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	28,930	569,306

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	48,173	772,859

		2,279,362

SINGAPORE 1.3%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	164,200	456,381

Airlines 0.0%†
Singapore Airlines Ltd.	56,413	432,358

Banks 0.6%
DBS Group Holdings Ltd.	187,050	2,980,284
Oversea-Chinese Banking Corp. Ltd.	329,589	2,761,039
United Overseas Bank Ltd.	138,762	2,453,634

		8,194,957

Capital Markets 0.0%†
Singapore Exchange Ltd.	91,600	511,540

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	11,026	328,278

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	854,403	2,502,226

Equity Real Estate Investment Trusts (REITs) 0.1%
Ascendas REIT	259,675	516,985
CapitaLand Commercial Trust	219,800	278,903
CapitaLand Mall Trust	267,800	397,251
Suntec REIT	203,400	284,936

		1,478,075

Food Products 0.1%
Golden Agri-Resources Ltd.	737,871	214,969
Wilmar International Ltd.	167,258	411,830

		626,799

Hotels, Restaurants & Leisure 0.0%†
Genting Singapore plc	640,217	549,817

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	165,700	782,896
Sembcorp Industries Ltd.	103,843	247,384

		1,030,280

Media 0.0%†
Singapore Press Holdings Ltd.(c)	170,700	366,443

Real Estate Management & Development 0.2%
CapitaLand Ltd.	268,045	729,066
City Developments Ltd.	44,899	372,716
Global Logistic Properties Ltd.	293,100	715,823
UOL Group Ltd.	52,313	304,300

		2,121,905

Road & Rail 0.0%†
ComfortDelGro Corp. Ltd.	235,920	401,836

Transportation Infrastructure 0.0%†
SATS Ltd.	74,500	265,429

Wireless Telecommunication Services 0.0%†
StarHub Ltd.(c)	87,181	175,508

		19,441,832

SOUTH AFRICA 0.1%
Capital Markets 0.0%†
Investec plc	66,477	505,141

Health Care Providers & Services 0.0%†
Mediclinic International plc	38,674	377,143

Paper & Forest Products 0.1%
Mondi plc	36,369	957,200

		1,839,484

SPAIN 3.5%
Banks 1.5%
Banco Bilbao Vizcaya Argentaria SA	704,368	6,374,663
Banco de Sabadell SA	528,645	1,184,419
Banco Santander SA(c)	1,701,121	11,618,268
Bankia SA	105,322	533,504
Bankinter SA	74,757	728,682
CaixaBank SA	368,632	1,925,590

		22,365,126

Biotechnology 0.1%
Grifols SA	33,900	953,087

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	25,177	966,228
Ferrovial SA	50,194	1,083,922

		2,050,150

Diversified Telecommunication Services 0.4%
Telefonica SA	477,500	5,400,551

Electric Utilities 0.4%
Endesa SA	33,153	785,083
Iberdrola SA	620,549	4,893,593
Red Electrica Corp. SA	48,397	1,037,812

		6,716,488

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SPAIN (continued)
Electrical Equipment 0.0%†
Siemens Gamesa Renewable Energy SA	24,915	$408,334

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA	61,704	416,445

Gas Utilities 0.1%
Gas Natural SDG SA	36,643	858,079

Insurance 0.0%†
Mapfre SA	94,342	351,748

IT Services 0.2%
Amadeus IT Group SA	46,040	2,836,596

Oil, Gas & Consumable Fuels 0.2%
Enagas SA	21,065	595,429
Repsol SA	127,560	2,137,321

		2,732,750

Specialty Retail 0.3%
Industria de Diseno Textil SA	114,880	4,566,449

Transportation Infrastructure 0.2%
Abertis Infraestructuras SA	77,020	1,521,578
Aena SA(d)	7,275	1,422,797

		2,944,375

		52,600,178

SWEDEN 2.8%
Banks 0.7%
Nordea Bank AB	319,890	4,036,103
Skandinaviska Enskilda Banken AB, Class A	166,802	2,112,818
Svenska Handelsbanken AB, Class A	158,008	2,351,699
Swedbank AB, Class A	94,135	2,457,595

		10,958,215

Building Products 0.1%
Assa Abloy AB, Class B	102,827	2,202,742

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	33,671	560,838

Communications Equipment 0.1%
Telefonaktiebolaget LM Ericsson, Class B	316,947	2,056,020

Construction & Engineering 0.1%
Skanska AB, Class B	35,543	808,172

Diversified Financial Services 0.3%
Industrivarden AB, Class C	18,168	441,013
Investor AB, Class B	47,043	2,230,830
Kinnevik AB, Class B	24,215	743,606
L E Lundbergforetagen AB, Class B	4,331	340,884

		3,756,333

Diversified Telecommunication Services 0.1%
Telia Co. AB	263,212	1,237,021

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	27,800	1,373,322

Food & Staples Retailing 0.0%†
ICA Gruppen AB(c)	7,862	315,080

Health Care Equipment & Supplies 0.0%†
Getinge AB, Class B	19,765	343,204

Household Durables 0.1%
Electrolux AB Series B	27,378	936,489
Husqvarna AB, Class B	36,924	375,660

		1,312,149

Household Products 0.1%
Essity AB, Class B*	63,762	1,848,781

Machinery 0.7%
Alfa Laval AB	33,462	747,583
Atlas Copco AB, Class A	70,558	2,551,971
Atlas Copco AB, Class B	42,256	1,366,374
Sandvik AB	117,987	1,860,102
SKF AB, Class B	38,403	763,576
Volvo AB, Class B	162,429	2,752,913

		10,042,519

Metals & Mining 0.1%
Boliden AB	28,585	895,288

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	18,694	425,968

Specialty Retail 0.2%
Hennes & Mauritz AB, Class B	99,522	2,594,417

Tobacco 0.1%
Swedish Match AB	21,511	756,582

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	37,474	445,908

		41,932,559

SWITZERLAND 8.8%
Beverages 0.0%†
Coca-Cola HBC AG*	18,161	549,159

Building Products 0.1%
Geberit AG (Registered)	4,047	1,946,867

Capital Markets 0.9%
Credit Suisse Group AG (Registered)*	247,108	3,801,815
Julius Baer Group Ltd.*	22,631	1,281,839
Partners Group Holding AG	1,851	1,202,045
UBS Group AG (Registered)*	384,022	6,689,250

		12,974,949

Chemicals 0.3%
EMS-Chemie Holding AG (Registered)	883	614,677
Givaudan SA (Registered)	960	1,907,246
Sika AG	221	1,524,662

		4,046,585

Construction Materials 0.2%
LafargeHolcim Ltd. (Registered)*	47,937	2,871,107

Diversified Financial Services 0.0%†
Pargesa Holding SA	3,518	280,837

Diversified Telecommunication Services 0.1%
Swisscom AG (Registered)	2,672	1,306,109

Electrical Equipment 0.3%
ABB Ltd. (Registered)	208,317	4,883,363

Food Products 2.0%
Barry Callebaut AG (Registered)*	237	338,051
Chocoladefabriken Lindt & Spruengli AG	106	603,501
Chocoladefabriken Lindt & Spruengli AG (Registered)	11	749,762
Nestle SA (Registered)	327,910	27,730,392

		29,421,706

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND (continued)
Health Care Equipment & Supplies 0.1%
Sonova Holding AG (Registered)	5,470	$886,647
Straumann Holding AG (Registered)	996	562,312

		1,448,959

Insurance 0.7%
Baloise Holding AG (Registered)	5,226	839,798
Swiss Life Holding AG (Registered)*	3,434	1,253,494
Swiss Re AG	33,693	3,251,882
Zurich Insurance Group AG	16,098	4,907,244

		10,252,418

Life Sciences Tools & Services 0.1%
Lonza Group AG (Registered)*	7,620	1,812,351

Machinery 0.1%
Schindler Holding AG	4,649	1,001,773
Schindler Holding AG (Registered)	2,152	452,642

		1,454,415

Marine 0.1%
Kuehne + Nagel International AG (Registered)	5,522	962,251

Metals & Mining 0.4%
Glencore plc*	1,288,582	5,698,025

Pharmaceuticals 2.6%
Novartis AG (Registered)	234,565	19,988,925
Roche Holding AG	74,025	18,711,028
Vifor Pharma AG	5,095	544,850

		39,244,803

Professional Services 0.2%
Adecco Group AG (Registered)*	16,622	1,266,776
SGS SA (Registered)	561	1,238,438

		2,505,214

Real Estate Management & Development 0.0%†
Swiss Prime Site AG (Registered)*	6,537	589,835

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	64,167	1,095,322

Specialty Retail 0.0%†
Dufry AG (Registered)*	3,455	550,534

Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont SA (Registered)	54,974	4,669,707
Swatch Group AG (The)	3,147	1,249,266
Swatch Group AG (The) (Registered)	5,834	449,788

		6,368,761

Trading Companies & Distributors 0.1%
Ferguson plc	26,469	1,583,367

		131,846,937

UNITED KINGDOM 15.6%
Aerospace & Defense 0.4%
BAE Systems plc	334,451	2,653,901
Cobham plc	248,778	435,557
Meggitt plc	77,716	514,945
Rolls-Royce Holdings plc*	173,839	2,036,496

		5,640,899

Air Freight & Logistics 0.0%†
Royal Mail plc	96,681	514,158

Airlines 0.0%†
easyJet plc	14,204	231,614
International Consolidated Airlines Group SA	66,483	507,335

		738,949

Auto Components 0.1%
GKN plc	185,988	788,811

Automobiles 0.1%
Fiat Chrysler Automobiles NV*	111,782	1,348,873

Banks 2.5%
Barclays plc	1,784,569	4,783,984
HSBC Holdings plc	2,092,824	20,934,892
Lloyds Banking Group plc	7,468,300	6,464,001
Royal Bank of Scotland Group plc*	359,361	1,178,484
Standard Chartered plc*	343,829	3,848,620

		37,209,981

Beverages 0.6%
Coca-Cola European Partners plc	22,795	991,240
Diageo plc	263,967	8,519,572

		9,510,812

Capital Markets 0.3%
3i Group plc	97,511	1,204,031
Aberdeen Asset Management plc	105,137	457,772
Hargreaves Lansdown plc	28,826	525,397
London Stock Exchange Group plc	32,533	1,610,456
Schroders plc	13,703	623,603

		4,421,259

Chemicals 0.1%
Croda International plc	13,717	669,752
Johnson Matthey plc	22,251	826,604

		1,496,356

Commercial Services & Supplies 0.1%
Babcock International Group plc	27,134	302,649
G4S plc	168,356	731,197

		1,033,846

Consumer Finance 0.0%†
Provident Financial plc	16,167	439,760

Diversified Telecommunication Services 0.3%
BT Group plc	888,086	3,673,168
Inmarsat plc	47,566	486,622

		4,159,790

Electric Utilities 0.1%
SSE plc	103,028	1,875,659

Energy Equipment & Services 0.0%†
Petrofac Ltd.	29,048	171,775

Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The)	94,867	764,715
Hammerson plc	87,090	660,041
Intu Properties plc	96,250	324,175
Land Securities Group plc	84,960	1,144,395
Segro plc	110,589	769,664

		3,662,990

Food & Staples Retailing 0.2%
J Sainsbury plc	172,939	559,339
Tesco plc*	837,786	1,925,142
Wm Morrison Supermarkets plc	230,223	730,121

		3,214,602

Food Products 0.1%
Associated British Foods plc	38,573	1,508,261

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Food Products (continued)
Tate & Lyle plc	53,182	$471,945

		1,980,206

Health Care Equipment & Supplies 0.1%
ConvaTec Group plc*(d)	122,369	501,584
Smith & Nephew plc	88,450	1,540,089

		2,041,673

Hotels, Restaurants & Leisure 0.4%
Compass Group plc	166,109	3,548,695
InterContinental Hotels Group plc	17,864	1,011,281
Merlin Entertainments plc(d)	80,885	500,795
Whitbread plc	19,466	989,358

		6,050,129

Household Durables 0.2%
Barratt Developments plc	105,443	857,252
Berkeley Group Holdings plc	13,549	625,123
Persimmon plc	32,709	1,080,983
Taylor Wimpey plc	357,738	899,690

		3,463,048

Household Products 0.5%
Reckitt Benckiser Group plc	69,507	6,757,611

Industrial Conglomerates 0.1%
DCC plc	9,578	842,215
Smiths Group plc	45,486	921,078

		1,763,293

Insurance 1.2%
Admiral Group plc	20,747	566,034
Aviva plc	427,418	3,039,152
Direct Line Insurance Group plc	147,463	729,693
Legal & General Group plc	612,204	2,167,722
Old Mutual plc	532,451	1,380,325
Prudential plc	271,621	6,621,577
RSA Insurance Group plc	97,778	841,688
St James’s Place plc	54,871	880,954
Standard Life plc	196,475	1,133,184

		17,360,329

Internet Software & Services 0.0%†
Auto Trader Group plc(d)	104,909	529,654

IT Services 0.1%
Worldpay Group plc(d)	209,021	1,020,292

Machinery 0.1%
CNH Industrial NV	109,637	1,271,205
IMI plc	26,645	422,518
Weir Group plc (The)	21,455	520,467

		2,214,190

Media 0.4%
ITV plc	385,761	880,426
Pearson plc	85,822	744,939
Sky plc	111,804	1,424,550
WPP plc	134,717	2,747,480

		5,797,395

Metals & Mining 0.7%
Anglo American plc*	139,221	2,305,374
Rio Tinto Ltd.	43,531	2,294,558
Rio Tinto plc	130,308	6,065,169

		10,665,101

Multiline Retail 0.1%
Marks & Spencer Group plc	167,018	710,888
Next plc	15,369	800,911

		1,511,799

Multi-Utilities 0.4%
Centrica plc	594,307	1,556,544
National Grid plc	358,167	4,423,864

		5,980,408

Oil, Gas & Consumable Fuels 0.8%
BP plc	2,068,667	12,134,491

Personal Products 1.2%
Unilever NV, CVA	170,246	9,934,692
Unilever plc	134,668	7,689,516

		17,624,208

Pharmaceuticals 1.2%
AstraZeneca plc	132,717	7,892,030
GlaxoSmithKline plc	517,380	10,340,713

		18,232,743

Professional Services 0.6%
Capita plc	73,787	641,002
Experian plc	98,987	1,968,009
Intertek Group plc	18,338	1,040,542
RELX NV	102,467	2,156,508
RELX plc	113,602	2,479,262

		8,285,323

Software 0.1%
Sage Group plc (The)	106,852	950,023

Specialty Retail 0.1%
Dixons Carphone plc	101,199	359,130
Kingfisher plc	239,743	931,949

		1,291,079

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc	47,237	1,066,177

Tobacco 1.3%
British American Tobacco plc	241,708	15,060,406
Imperial Brands plc	99,442	4,100,804

		19,161,210

Trading Companies & Distributors 0.2%
Ashtead Group plc	54,169	1,164,073
Bunzl plc	33,698	1,017,191
Travis Perkins plc	27,253	546,077

		2,727,341

Water Utilities 0.1%
Severn Trent plc	25,630	757,427
United Utilities Group plc	66,641	789,076

		1,546,503

Wireless Telecommunication Services 0.5%
Vodafone Group plc	2,778,131	8,135,146

		234,517,892

UNITED STATES 0.6%
Biotechnology 0.4%
Shire plc	96,665	5,406,603

Hotels, Restaurants & Leisure 0.1%
Carnival plc	20,508	1,386,815

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	22,194	737,694

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Pharmaceuticals 0.0%†
Taro Pharmaceutical Industries Ltd.*	1,531	$175,039

Software 0.1%
Mobileye NV*	20,857	1,320,248

		9,026,399

Total Common Stocks (cost $1,186,612,708)		1,484,334,370

Rights 0.0%†

	Number of Rights	Market Value
FRANCE 0.0%†
Equity Real Estate Investment Trusts (REITs) 0.0%†
Gecina SA, expiring at an exercise price of $110.50 on 8/2/2017*	4,207	12,491

Total Rights (cost $—)		12,491

Short-Term Investment 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.91%(e)(f)	1,057,379	1,057,379

Total Short-Term Investment (cost $1,057,379)		1,057,379

Repurchase Agreement 0.8%

	Principal Amount	Market Value
Royal Bank of Canada, 1.02%, dated 07/31/17, due 08/01/17, repurchase price $12,469,741, collateralized by U.S. Treasury Notes, ranging from 1.75% - 2.00%, maturing 10/31/20 - 04/30/24; total market value $12,718,815.(f)	$12,469,388	12,469,388

Total Repurchase Agreement (cost $12,469,388)		12,469,388

Total Investments (cost $1,200,139,475)(g) — 99.9%		1,497,873,628
Other assets in excess of liabilities — 0.1%		1,130,006

NET ASSETS — 100.0%		$1,499,003,634

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	Illiquid security.
(c)	The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $2,993,766 which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $1,057,379 and $12,469,388, respectively, a total value of $13,526,767.
(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2017 was $9,068,124 which represents 0.60% of net assets.
(e)	Represents 7-day effective yield as of July 31, 2017.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2017 was $13,526,767.
(g)	At July 31, 2017, the tax basis cost of the Fund’s investments was $1,308,794,670, tax unrealized appreciation and depreciation were $264,085,892 and $(75,006,934), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
Abp	Public Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
FDR	Fiduciary Depositary Receipt
KGaA	Limited Partnership with shares
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
plc	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SA	Stock Company
SCA	Limited partnership with share capital
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

At July 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
206	EURO STOXX 50 Index	09/15/17	$8,405,951	$(77,141)
59	FTSE 100 Index	09/15/17	5,690,440	(27,457)
34	SGX Nikkei 225 Index	09/07/17	3,075,559	(9,298)
13	SPI 200 Index	09/21/17	1,471,860	(1,370)

			$18,643,810	$(115,266)

At July 31, 2017 the fund had $ 687,903 segregated in foreign currency as collateral with the broker for open futures contract.

FTSE	Financial Times Stock Exchange
SGX	Singapore Exchange
SPI	Share Price Index

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$17,588,743	$—	$17,588,743
Air Freight & Logistics	—	5,788,517	—	5,788,517
Airlines	—	3,121,423	—	3,121,423
Auto Components	—	19,243,743	—	19,243,743
Automobiles	—	50,800,852	—	50,800,852
Banks	2,614,374	191,168,891	—	193,783,265
Beverages	—	33,929,466	—	33,929,466
Biotechnology	—	12,451,055	—	12,451,055
Building Products	—	12,105,824	—	12,105,824
Capital Markets	—	35,527,780	—	35,527,780
Chemicals	726,226	54,340,696	—	55,066,922
Commercial Services & Supplies	—	7,969,398	—	7,969,398
Communications Equipment	—	5,978,075	—	5,978,075
Construction & Engineering	—	14,032,972	—	14,032,972
Construction Materials	—	10,102,865	—	10,102,865
Consumer Finance	—	1,199,743	—	1,199,743
Containers & Packaging	—	1,831,799	—	1,831,799
Distributors	—	328,278	—	328,278

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Consumer Services	$—	$264,406	$—	$264,406
Diversified Financial Services	—	11,082,134	—	11,082,134
Diversified Telecommunication Services	1,529,878	39,640,990	—	41,170,868
Electric Utilities	180,095	26,136,405	—	26,316,500
Electrical Equipment	—	22,067,130	—	22,067,130
Electronic Equipment, Instruments & Components	—	21,110,286	—	21,110,286
Energy Equipment & Services	—	1,215,768	—	1,215,768
Equity Real Estate Investment Trusts (REITs)	—	24,115,950	—	24,115,950
Food & Staples Retailing	365,022	21,863,899	—	22,228,921
Food Products	—	45,922,199	—	45,922,199
Gas Utilities	—	5,430,459	—	5,430,459
Health Care Equipment & Supplies	—	14,637,895	—	14,637,895
Health Care Providers & Services	216,930	9,347,742	—	9,564,672
Health Care Technology	—	596,300	—	596,300
Hotels, Restaurants & Leisure	524,432	19,745,566	—	20,269,998
Household Durables	—	18,524,707	—	18,524,707
Household Products	1,848,781	12,367,647	—	14,216,428
Independent Power and Renewable Electricity Producers	—	706,481	—	706,481
Industrial Conglomerates	2,296,693	23,036,219	—	25,332,912
Insurance	—	84,169,405	—	84,169,405
Internet & Direct Marketing Retail	—	2,245,824	—	2,245,824
Internet Software & Services	—	2,747,411	—	2,747,411
IT Services	—	11,294,634	—	11,294,634
Leisure Products	—	2,922,971	—	2,922,971
Life Sciences Tools & Services	—	3,227,363	—	3,227,363
Machinery	—	38,571,237	—	38,571,237
Marine	—	4,067,927	—	4,067,927
Media	—	15,654,987	—	15,654,987
Metals & Mining	—	44,207,432	—	44,207,432
Multiline Retail	—	4,149,155	—	4,149,155
Multi-Utilities	—	16,105,053	—	16,105,053
Oil, Gas & Consumable Fuels	—	70,175,964	—	70,175,964
Paper & Forest Products	—	3,716,634	—	3,716,634
Personal Products	—	29,561,930	—	29,561,930
Pharmaceuticals	3,223,726	110,395,798	—	113,619,524
Professional Services	—	16,070,386	—	16,070,386
Real Estate Management & Development	1,058,372	28,484,541	—	29,542,913
Road & Rail	—	16,961,900	—	16,961,900
Semiconductors & Semiconductor Equipment	3,989,643	13,505,257	—	17,494,900
Software	2,732,199	20,234,053	—	22,966,252
Specialty Retail	—	13,294,175	—	13,294,175
Technology Hardware, Storage & Peripherals	—	8,758,354	—	8,758,354
Textiles, Apparel & Luxury Goods	—	27,589,760	—	27,589,760
Tobacco	—	23,946,195	—	23,946,195
Trading Companies & Distributors	735,125	18,637,132	—	19,372,257
Transportation Infrastructure	598,362	9,335,250	—	9,933,612
Water Utilities	—	1,546,503	—	1,546,503
Wireless Telecommunication Services	—	24,794,978	—	24,794,978

Total Common Stocks	$22,639,858	$1,461,694,512	$—	$1,484,334,370

Rights	12,491	—	—	12,491
Repurchase Agreement	—	12,469,388	—	12,469,388
Short-Term Investment	1,057,379	—	—	1,057,379

Total Assets	$23,709,728	$1,474,163,900	$—	$1,497,873,628

Liabilities:
Futures Contracts	(115,266)	—	—	(115,266)

Total Liabilities	$(115,266)	$—	$—	$(115,266)

Total	$23,594,462	$1,474,163,900	$—	$1,497,758,362

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

(a) During the period ended July 31, 2017, there were four transfers of international common stocks from Level 1 to Level 2. The market value at the time of the transfer and at July 31, 2017, was $15,444,361 and $11,717,439, respectively. The investments were previously valued using the last quoted sales price from the local exchange on which they traded, resulting in the Level 1 classification. At July 31, 2017, the Fund valued these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.

(b) During the period ended July 31, 2017, there were nine transfers of international common stocks from Level 2 to Level 1. The market value at the time of the transfer and at July 31, 2017, was $6,071,901 and $5,186,758, respectively. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At July 31, 2017, the Fund valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification..

During the period ended July 31, 2017, the Fund held one international common stocks investment that was categorized as Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price and currency risk in the normal course of pursuing its investment objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2017

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(115,266)

Total		$(115,266)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide International Small Cap Fund

Common Stocks 98.7%

	Shares	Market Value
AUSTRALIA 6.6%
Chemicals 0.5%
Nufarm Ltd.	458,002	$3,103,359

Containers & Packaging 0.7%
Orora Ltd.	2,086,665	4,615,152

Electric Utilities 0.8%
Spark Infrastructure Group	2,276,238	4,558,418

Equity Real Estate Investment Trusts (REITs) 0.7%
Mirvac Group	1,125,847	1,961,733
National Storage REIT	2,185,036	2,615,464

		4,577,197

Hotels, Restaurants & Leisure 0.6%
Domino’s Pizza Enterprises Ltd.(a)	74,871	3,193,545

Insurance 0.3%
AUB Group Ltd.	171,726	1,772,109

Internet Software & Services 0.2%
NEXTDC Ltd.*	412,216	1,355,682

Metals & Mining 0.6%
OZ Minerals Ltd.	497,697	3,301,843

Multiline Retail 0.4%
Myer Holdings Ltd.	3,387,825	2,061,453

Oil, Gas & Consumable Fuels 0.6%
Caltex Australia Ltd.	94,548	2,358,609
FAR Ltd.*(a)	4,657,559	279,450
Karoon Gas Australia Ltd.*	532,650	575,214

		3,213,273

Software 0.3%
Bravura Solutions Ltd.*	1,141,450	1,461,073

Thrifts & Mortgage Finance 0.7%
Genworth Mortgage Insurance Australia Ltd.	1,549,904	3,737,849

Transportation Infrastructure 0.2%
Macquarie Atlas Roads Group	111,625	496,605
Qube Holdings Ltd.(a)	257,250	548,108

		1,044,713

		37,995,666

AUSTRIA 0.9%
Air Freight & Logistics 0.1%
Oesterreichische Post AG	8,771	404,239

Construction Materials 0.1%
Wienerberger AG	33,303	765,818

Electrical Equipment 0.2%
Zumtobel Group AG	69,312	1,375,955

Semiconductors & Semiconductor Equipment 0.5%
ams AG*	32,725	2,359,430

		4,905,442

BELGIUM 1.4%
Air Freight & Logistics 0.1%
bpost SA	29,855	817,905

Biotechnology 1.0%
Ablynx NV*(a)	82,589	1,247,755
Galapagos NV*	51,937	4,137,357

		5,385,112

Media 0.3%
Telenet Group Holding NV*	23,878	1,667,285

		7,870,302

CANADA 1.9%
Chemicals 0.2%
EcoSynthetix, Inc.*	579,147	1,277,445

Energy Equipment & Services 0.6%
McCoy Global, Inc.*	212,231	342,157
Strad Energy Services Ltd.*	1,842,996	2,054,754
Total Energy Services, Inc.	130,004	1,261,719

		3,658,630

Multi-Utilities 0.9%
Atco Ltd., Class I	123,810	4,608,801

Oil, Gas & Consumable Fuels 0.2%
Canacol Energy Ltd*	285,861	1,029,489

		10,574,365

CHINA 1.1%
Electronic Equipment, Instruments & Components 0.5%
Hollysys Automation Technologies Ltd.	20,417	391,394
Sunny Optical Technology Group Co. Ltd.	235,770	2,786,145

		3,177,539

Independent Power and Renewable Electricity Producers 0.4%
China Longyuan Power Group Corp. Ltd., Class H	3,093,245	2,261,839

Semiconductors & Semiconductor Equipment 0.2%
Silergy Corp.	52,740	1,030,642

		6,470,020

COLOMBIA 0.3%
Construction Materials 0.3%
CEMEX Latam Holdings SA*	451,645	1,648,596

DENMARK 0.9%
Biotechnology 0.2%
Zealand Pharma A/S*	50,710	1,010,169

Building Products 0.1%
Rockwool International A/S, Class B	1,790	407,376

Construction & Engineering 0.1%
FLSmidth & Co. A/S	13,282	812,246

IT Services 0.4%
Nets A/S*(b)	99,199	2,394,890

Marine 0.1%
Dfds A/S	8,542	486,971

		5,111,652

FINLAND 1.1%
Chemicals 0.3%
Kemira OYJ	123,483	1,556,749

Machinery 0.1%
Konecranes OYJ	14,262	636,762

Metals & Mining 0.3%
Outokumpu OYJ	207,467	1,748,206

Multiline Retail 0.4%
Tokmanni Group Corp.	265,175	2,354,661

		6,296,378

FRANCE 5.3%
Airlines 0.1%
Air France-KLM*	34,498	465,588

Biotechnology 0.3%
Innate Pharma SA*(a)	144,082	1,849,532

Building Products 0.1%
Tarkett SA	8,975	371,330

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Health Care Equipment & Supplies 1.3%
BioMerieux	32,625	$7,192,732

Insurance 0.9%
Coface SA	571,385	5,410,546

IT Services 0.4%
Altran Technologies SA	130,160	2,288,470

Media 0.6%
Television Francaise 1	232,507	3,409,686

Semiconductors & Semiconductor Equipment 0.1%
SOITEC*	12,552	795,540

Specialty Retail 1.5%
Fnac Darty SA*	48,192	4,564,843
Maisons du Monde SA(b)	104,241	3,865,446

		8,430,289

		30,213,713

GERMANY 3.4%
Aerospace & Defense 0.3%
MTU Aero Engines AG	12,548	1,839,685

Biotechnology 0.2%
Affimed NV*	506,199	1,113,638

Health Care Equipment & Supplies 0.5%
Sartorius AG (Preference)	15,286	1,446,794
STRATEC Biomedical AG	22,931	1,403,465

		2,850,259

Internet Software & Services 0.1%
Delivery Hero AG*(b)	9,800	321,354

Machinery 1.2%
Duerr AG	37,842	4,613,423
Jungheinrich AG (Preference)	13,401	532,596
KION Group AG	18,229	1,580,509

		6,726,528

Metals & Mining 0.2%
Salzgitter AG	22,638	1,015,722

Real Estate Management & Development 0.9%
LEG Immobilien AG	25,546	2,457,921
Sirius Real Estate Ltd.	3,786,236	2,824,721

		5,282,642

		19,149,828

GHANA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Kosmos Energy Ltd.*	109,183	720,608

GREECE 0.4%
Diversified Telecommunication Services 0.4%
Hellenic Telecommunications Organization SA	171,171	2,181,396

HONG KONG 1.7%
Containers & Packaging 0.3%
AMVIG Holdings Ltd.	6,650,342	1,932,858

Electronic Equipment, Instruments & Components 0.3%
Tongda Group Holdings Ltd.	5,151,530	1,496,171

Equity Real Estate Investment Trusts (REITs) 0.3%
Champion REIT	2,301,000	1,791,197

Internet Software & Services 0.6%
SUNeVision Holdings Ltd.	4,554,198	3,024,608

Wireless Telecommunication Services 0.2%
SmarTone Telecommunications Holdings Ltd.	965,830	1,268,793

		9,513,627

INDIA 0.6%
Aerospace & Defense 0.2%
Bharat Electronics Ltd.	453,242	1,258,528

Construction Materials 0.4%
ACC Ltd.	37,496	1,012,406
Ambuja Cements Ltd, GDR	179,838	737,336
Ambuja Cements Ltd.	153,970	629,739

		2,379,481

		3,638,009

INDONESIA 0.2%
Diversified Telecommunication Services 0.2%
Link Net Tbk. PT	3,730,035	1,412,994

IRELAND 6.8%
Building Products 0.2%
Kingspan Group plc	42,116	1,405,770

Containers & Packaging 1.3%
Smurfit Kappa Group plc	240,735	7,158,643

Food Products 1.2%
Greencore Group plc	2,222,164	6,568,933

Household Durables 1.5%
Cairn Homes plc*	4,833,868	8,954,821

Insurance 0.2%
FBD Holdings plc*	135,254	1,340,952

Marine 1.4%
Irish Continental Group plc	1,274,039	8,096,016

Media 0.7%
Tarsus Group plc	1,016,229	4,026,535

Pharmaceuticals 0.3%
Nabriva Therapeutics plc*	180,924	1,885,228

		39,436,898

ISRAEL 1.0%
Banks 0.4%
Mizrahi Tefahot Bank Ltd.	119,969	2,167,779

Diversified Telecommunication Services 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	714,927	1,061,242

Pharmaceuticals 0.2%
MediWound Ltd.*	185,676	1,262,597

Real Estate Management & Development 0.2%
Melisron Ltd.	21,566	1,100,081

		5,591,699

ITALY 5.9%
Banks 0.7%
BPER Banca	310,153	1,706,605
FinecoBank Banca Fineco SpA	289,919	2,543,418

		4,250,023

Capital Markets 1.3%
Anima Holding SpA(b)	502,385	4,083,322
Banca Generali SpA	85,427	3,031,907

		7,115,229

Construction Materials 1.0%
Buzzi Unicem SpA	225,639	5,712,286

Diversified Financial Services 0.4%
Cerved Information Solutions SpA	222,166	2,550,298

Equity Real Estate Investment Trusts (REITs) 0.6%
Beni Stabili SpA SIIQ	4,244,044	3,390,167

Health Care Equipment & Supplies 1.2%
DiaSorin SpA	74,062	6,451,689

Textiles, Apparel & Luxury Goods 0.7%
Moncler SpA	73,037	1,962,485

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
ITALY (continued)
Textiles, Apparel & Luxury Goods (continued)
Tod’s SpA	28,476	$1,978,746

		3,941,231

		33,410,923

JAPAN 18.7%
Banks 1.0%
Bank of Kyoto Ltd. (The)	294,632	2,829,610
San-In Godo Bank Ltd. (The)	359,520	2,924,728

		5,754,338

Capital Markets 0.4%
Jafco Co. Ltd.	45,100	2,162,639

Chemicals 0.7%
JSR Corp.	134,990	2,387,079
Tokyo Ohka Kogyo Co. Ltd.	49,130	1,602,484

		3,989,563

Construction & Engineering 0.6%
SHO-BOND Holdings Co. Ltd.	66,968	3,542,989

Construction Materials 0.5%
Taiheiyo Cement Corp.	745,090	2,807,192

Consumer Finance 0.5%
Pocket Card Co. Ltd.	438,765	2,883,200

Electric Utilities 0.7%
Hokkaido Electric Power Co., Inc.	534,635	4,029,630

Electronic Equipment, Instruments & Components 0.5%
Alps Electric Co. Ltd.	28,929	789,623
Optex Group Co. Ltd.	55,362	1,862,292

		2,651,915

Food Products 1.3%
Itoham Yonekyu Holdings, Inc.	791,830	7,364,779

Internet & Direct Marketing Retail 0.1%
Yume No Machi Souzou Iinkai Co. Ltd.	72,800	827,945

IT Services 2.4%
GMO Payment Gateway, Inc.(a)	99,200	5,856,647
Obic Co. Ltd.	77,570	4,851,527
SCSK Corp.	27,291	1,154,662
Wellnet Corp.	171,990	2,135,293

		13,998,129

Machinery 1.4%
Daifuku Co. Ltd.	30,674	1,062,715
Fuji Machine Manufacturing Co. Ltd.	31,474	511,308
Harmonic Drive Systems, Inc.(a)	54,248	2,345,518
Hirata Corp.(a)	9,518	1,078,815
Makino Milling Machine Co. Ltd.	283,046	2,400,701
OKUMA Corp.	61,529	593,979

		7,993,036

Media 1.9%
Hakuhodo DY Holdings, Inc.	404,350	5,685,584
LIFULL Co. Ltd.	68,420	546,898
Nippon Television Holdings, Inc.	288,100	4,932,300

		11,164,782

Multiline Retail 0.4%
H2O Retailing Corp.	128,715	2,108,264

Paper & Forest Products 0.7%
Daio Paper Corp.(a)	296,600	3,857,180

Personal Products 1.0%
Ci:z Holdings Co. Ltd.	69,957	2,520,198
Pola Orbis Holdings, Inc.	109,926	3,055,820

		5,576,018

Pharmaceuticals 0.5%
Sawai Pharmaceutical Co. Ltd.	49,355	2,782,772

Professional Services 0.8%
Persol Holdings Co. Ltd.	246,390	4,670,455

Real Estate Management & Development 0.2%
Kenedix, Inc.	171,334	878,452

Road & Rail 0.2%
Nikkon Holdings Co. Ltd.	14,235	337,282
Sankyu, Inc.	70,000	528,607
Seino Holdings Co. Ltd.	39,145	528,006

		1,393,895

Semiconductors & Semiconductor Equipment 1.6%
Disco Corp.	10,798	1,916,352
Micronics Japan Co. Ltd.(a)	135,345	1,439,546
SCREEN Holdings Co. Ltd.	18,421	1,230,186
Sumco Corp.	224,310	3,644,161
Tazmo Co. Ltd.	54,200	1,076,340

		9,306,585

Software 0.2%
Capcom Co. Ltd.	50,800	1,256,240

Specialty Retail 1.0%
Adastria Co. Ltd.	103,430	2,587,282
United Arrows Ltd.	102,625	3,112,736

		5,700,018

Transportation Infrastructure 0.1%
Mitsubishi Logistics Corp.	29,000	372,694

		107,072,710

JERSEY 0.3%
Capital Markets 0.3%
Sanne Group plc	212,271	1,932,650

JORDAN 0.2%
Pharmaceuticals 0.2%
Hikma Pharmaceuticals plc	76,130	1,418,159

LUXEMBOURG 2.1%
Metals & Mining 0.6%
Aperam SA	65,344	3,176,551

Multiline Retail 1.0%
B&M European Value Retail SA	1,241,522	5,902,032

Wireless Telecommunication Services 0.5%
Millicom International Cellular SA, SDR	46,804	2,932,897

		12,011,480

MALAYSIA 0.3%
Electronic Equipment, Instruments & Components 0.3%
Inari Amertron Bhd.	2,403,930	1,434,569

MEXICO 1.2%
Chemicals 0.3%
Alpek SAB de CV	1,499,819	1,719,495

Construction Materials 0.3%
Grupo Cementos de Chihuahua SAB de CV*	378,160	1,974,653

Consumer Finance 0.6%
Unifin Financiera SAB de CV SOFOM ENR	897,835	2,924,614

		6,618,762

NETHERLANDS 1.9%
Air Freight & Logistics 0.1%
PostNL NV	127,102	601,836

Biotechnology 0.6%
Merus NV*(a)	222,341	3,575,243

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
NETHERLANDS (continued)
IT Services 0.4%
InterXion Holding NV*	42,808	$2,049,219

Trading Companies & Distributors 0.8%
IMCD Group NV	79,502	4,454,655

		10,680,953

NEW ZEALAND 1.5%
Airlines 0.1%
Air New Zealand Ltd.	144,495	363,528

Health Care Equipment & Supplies 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	359,451	2,961,326

Oil, Gas & Consumable Fuels 0.9%
New Zealand Refining Co. Ltd.(The)	1,426,747	2,647,316
Z Energy Ltd.	463,845	2,696,210

		5,343,526

		8,668,380

NORWAY 1.2%
Oil, Gas & Consumable Fuels 0.1%
Aker BP ASA	32,853	620,856

Real Estate Management & Development 0.8%
Entra ASA(b)	306,916	4,080,667

Specialty Retail 0.3%
XXL ASA(a)(b)	202,112	1,966,349

		6,667,872

PHILIPPINES 0.8%
Construction Materials 0.2%
CEMEX Holdings Philippines, Inc.*(b)	11,223,364	1,351,856

Oil, Gas & Consumable Fuels 0.4%
Pilipinas Shell Petroleum Corp.	1,530,552	2,002,665

Transportation Infrastructure 0.2%
International Container Terminal Services, Inc.	561,290	1,187,401

		4,541,922

SINGAPORE 1.0%
Air Freight & Logistics 0.1%
Singapore Post Ltd.(a)	427,040	414,306

Equity Real Estate Investment Trusts (REITs) 0.3%
Mapletree Industrial Trust	1,173,201	1,605,756

Oil, Gas & Consumable Fuels 0.0%†
InterOil Corp.*(c)(d)	12,390	41,552

Real Estate Management & Development 0.2%
City Developments Ltd.	125,114	1,038,597

Trading Companies & Distributors 0.4%
BOC Aviation Ltd.(b)	514,965	2,676,914

		5,777,125

SOUTH AFRICA 0.7%
Construction Materials 0.3%
PPC Ltd.*	4,958,749	1,795,682

Specialty Retail 0.4%
Mr Price Group Ltd.	148,817	1,955,372

		3,751,054

SOUTH KOREA 2.0%
Aerospace & Defense 0.1%
Korea Aerospace Industries Ltd.	17,376	802,735

Semiconductors & Semiconductor Equipment 0.4%
Koh Young Technology, Inc.	41,872	2,391,996

Software 0.3%
Douzone Bizon Co. Ltd.	48,369	1,508,430

Specialty Retail 0.6%
Hotel Shilla Co. Ltd.	57,719	3,349,626

Textiles, Apparel & Luxury Goods 0.6%
Fila Korea Ltd.	47,899	3,166,299

		11,219,086

SPAIN 3.0%
Banks 0.0%†
Liberbank SA*(a)	187,277	216,569

Commercial Services & Supplies 1.0%
Atento SA*	524,708	6,244,024

Equity Real Estate Investment Trusts (REITs) 1.1%
Axiare Patrimonio SOCIMI SA	328,123	6,127,313

Household Durables 0.8%
Neinor Homes SLU*(b)	186,843	4,326,045

Machinery 0.1%
Zardoya Otis SA	45,043	472,524

		17,386,475

SWEDEN 3.9%
Aerospace & Defense 0.1%
Saab AB, Class B	18,297	848,930

Building Products 0.2%
Nibe Industrier AB, Class B	96,697	922,724

Capital Markets 0.4%
Vostok Emerging Finance Ltd., SDR*	10,138,217	2,335,662

Construction & Engineering 0.1%
Sweco AB, Class B	18,415	450,002

Containers & Packaging 0.4%
BillerudKorsnas AB	161,745	2,557,382

Diversified Telecommunication Services 0.2%
Com Hem Holding AB	88,972	1,300,092

Food Products 1.2%
Cloetta AB, Class B	1,737,936	6,221,939

Hotels, Restaurants & Leisure 0.4%
SkiStar AB	100,002	2,223,256

Oil, Gas & Consumable Fuels 0.3%
Lundin Petroleum AB*	74,436	1,696,126

Real Estate Management & Development 0.5%
D Carnegie & Co. AB*	196,743	2,850,735

Trading Companies & Distributors 0.1%
Indutrade AB	28,916	713,268

		22,120,116

SWITZERLAND 3.5%
Air Freight & Logistics 0.1%
Panalpina Welttransport Holding AG (Registered)(a)	3,252	411,488

Capital Markets 0.6%
GAM Holding AG*	213,837	3,371,851

Commercial Services & Supplies 0.1%
IWG plc	166,309	721,387

Life Sciences Tools & Services 1.3%
Tecan Group AG (Registered)	38,214	7,129,077

Machinery 0.4%
Bucher Industries AG (Registered)	1,881	627,336
Conzzeta AG (Registered)	378	395,677
SFS Group AG*	4,819	548,175
VAT Group AG*(b)	3,801	499,936

		2,071,124

Real Estate Management & Development 0.5%
Allreal Holding AG (Registered)*	15,588	2,835,545

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND (continued)
Software 0.3%
Temenos Group AG (Registered)	20,254	$1,957,676

Transportation Infrastructure 0.2%
Flughafen Zurich AG (Registered)	4,747	1,211,306

		19,709,454

TAIWAN 4.0%
Auto Components 0.4%
Hota Industrial Manufacturing Co. Ltd.	189,623	867,741
Hu Lane Associate, Inc.	83,700	499,057
Superalloy Industrial Co. Ltd.	146,888	632,399

		1,999,197

Communications Equipment 0.2%
Advanced Ceramic X Corp.	96,000	1,169,481

Electrical Equipment 0.4%
Bizlink Holding, Inc.	141,855	1,057,245
Voltronic Power Technology Corp.	56,671	970,997

		2,028,242

Electronic Equipment, Instruments & Components 0.8%
Chunghwa Precision Test Tech Co. Ltd.	18,832	885,827
E Ink Holdings, Inc.	1,297,670	1,388,356
Elite Material Co. Ltd.	315,000	1,559,840
Kingpak Technology, Inc.	79,000	506,332

		4,340,355

Machinery 0.1%
Airtac International Group	31,956	432,395

Marine 0.2%
Wan Hai Lines Ltd.*	1,954,515	1,119,871

Semiconductors & Semiconductor Equipment 1.7%
ASPEED Technology, Inc.	40,615	938,847
Globalwafers Co. Ltd.	368,853	2,914,025
Land Mark Optoelectronics Corp.	107,819	1,480,488
Realtek Semiconductor Corp.	158,245	589,697
Silicon Motion Technology Corp., ADR(a)	11,643	478,644
Sino-American Silicon Products, Inc.*	1,821,684	3,662,723

		10,064,424

Technology Hardware, Storage & Peripherals 0.2%
Catcher Technology Co. Ltd.	73,890	849,288
Getac Technology Corp.	411,315	520,416

		1,369,704

		22,523,669

THAILAND 0.5%
Airlines 0.2%
Bangkok Airways PCL	1,825,480	1,003,824

Electronic Equipment, Instruments & Components 0.1%
KCE Electronics PCL	297,685	773,812

Real Estate Management & Development 0.2%
LPN Development PCL	3,550,500	1,237,701

		3,015,337

TURKEY 0.4%
Food Products 0.4%
Ulker Biskuvi Sanayi A/S	375,966	2,268,630

UNITED KINGDOM 11.1%
Aerospace & Defense 0.2%
QinetiQ Group plc	181,249	576,945
Ultra Electronics Holdings plc	20,179	558,704

		1,135,649

Capital Markets 0.5%
Intermediate Capital Group plc	158,100	1,894,870
Xafinity plc*	385,896	801,918

		2,696,788

Commercial Services & Supplies 0.1%
Aggreko plc	68,448	765,304

Construction & Engineering 0.3%
Balfour Beatty plc	206,482	720,150
Galliford Try plc	23,116	413,622
John Laing Group plc(b)	91,725	378,226
Kier Group plc	26,133	444,603

		1,956,601

Electrical Equipment 0.3%
Melrose Industries plc	498,365	1,527,977

Electronic Equipment, Instruments & Components 1.5%
Halma plc	374,962	5,436,580
Spectris plc	120,061	3,896,362

		9,332,942

Energy Equipment & Services 1.1%
Hunting plc*	1,042,840	6,459,505

Equity Real Estate Investment Trusts (REITs) 0.5%
Tritax Big Box REIT plc	1,496,121	2,957,187

Hotels, Restaurants & Leisure 1.2%
Restaurant Group plc(The)	1,171,885	5,175,618
Thomas Cook Group plc	1,147,526	1,663,596

		6,839,214

Insurance 0.2%
RSA Insurance Group plc	112,349	967,118

Internet Software & Services 0.8%
Just Eat plc*	535,534	4,383,798

Machinery 0.5%
Rotork plc	905,734	2,773,004

Media 1.2%
Informa plc	137,178	1,258,673
UBM plc	606,036	5,806,143

		7,064,816

Metals & Mining 0.8%
KAZ Minerals plc*	480,639	4,552,273

Oil, Gas & Consumable Fuels 0.2%
Cairn Energy plc*	448,356	1,064,525

Real Estate Management & Development 0.6%
Grainger plc	956,159	3,315,613

Road & Rail 0.3%
Firstgroup plc*	366,102	558,238
National Express Group plc	130,980	629,438
Stagecoach Group plc	115,662	275,120

		1,462,796

Software 0.4%
Alfa Financial Software Holdings plc*(b)	136,521	869,590
Micro Focus International plc	56,449	1,662,927

		2,532,517

Trading Companies & Distributors 0.2%
Grafton Group plc	66,450	673,735
SIG plc	157,944	345,238

		1,018,973

Transportation Infrastructure 0.2%
BBA Aviation plc	257,895	1,018,340

		63,824,940

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES 0.2%
Metals & Mining 0.2%
Tahoe Resources, Inc.	177,797	$972,589

URUGUAY 0.6%
Hotels, Restaurants & Leisure 0.6%
Arcos Dorados Holdings, Inc., Class A*	358,885	3,158,188

Total Common Stocks (cost $502,747,385)		562,916,236

Exchange Traded Fund 0.0%†

	Shares	Market Value
UNITED STATES 0.0%†
iShares MSCI EAFE Small-Cap Fund	3,786	226,441

Total Exchange Traded Fund (cost $217,837)		226,441

Rights 0.0%†

	Number of Rights	Market Value
TAIWAN 0.0%†
Machinery 0.0%†
Airtac International, expiring at an exercise price of $1.00 on 08/09/17*(c)	3,126	11,233

Total Rights (cost $–)		11,233

Short-Term Investment 0.3%

	Shares	Market Value
Money Market Fund 0.3%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.91%(e)(f)	1,485,745	1,485,745

Total Short-Term Investment (cost $1,485,745)		1,485,745

Repurchase Agreement 3.1%

	Principal Amount	Market Value
Royal Bank of Canada, 1.02%, dated 07/31/17, due 08/01/17, repurchase price $17,521,484, collateralized by U.S. Treasury Notes, ranging from 1.75% - 2.00%, maturing 10/31/20 - 04/30/24; total market value $17,871,462.(f)	$17,520,987	17,520,987

Total Repurchase Agreement (cost $17,520,987)		17,520,987

Total Investments (cost $521,971,954) (g) — 102.1%		582,160,642
Liabilities in excess of other assets — (2.1)%		(11,949,769)

NET ASSETS — 100.0%		$570,210,873

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $18,169,975, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $1,485,745 and $17,520,987, respectively, a total value of $19,006,732.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2017 was $26,814,595 which represents 4.70% of net assets.
(c)	Fair valued security.
(d)	Illiquid security.
(e)	Represents 7-day effective yield as of July 31, 2017.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2017 was $19,006,732.
(g)	At July 31, 2017, the tax basis cost of the Fund’s investments was $522,507,311, tax unrealized appreciation and depreciation were $70,370,768 and $(10,717,437), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
Bhd	Private Limited Company
ENR	Non-Regulated Entity
GDR	Global Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PCL	Public Company Limited
plc	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SDR	Swedish Depository Receipts
SIIQ	Real Estate Investment Trust
SLU	Single-Member Limited Liability Company
SOCIMI	Real Estate Investment Trust
SOFOM	Multiple Purpose Financial Company
SpA	Limited Share Company
Tbk. PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide International Small Cap Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$5,885,527	$—	$5,885,527
Air Freight & Logistics	—	2,649,774	—	2,649,774
Airlines	363,528	1,469,412	—	1,832,940
Auto Components	—	1,999,197	—	1,999,197
Banks	2,167,779	10,220,930	—	12,388,709
Biotechnology	4,688,881	8,244,813	—	12,933,694
Building Products	—	3,107,200	—	3,107,200
Capital Markets	—	19,614,819	—	19,614,819
Chemicals	2,996,940	8,649,671	—	11,646,611
Commercial Services & Supplies	6,244,024	1,486,691	—	7,730,715
Communications Equipment	—	1,169,481	—	1,169,481
Construction & Engineering	—	6,761,838	—	6,761,838
Construction Materials	3,623,249	14,812,315	—	18,435,564
Consumer Finance	2,924,614	2,883,200	—	5,807,814
Containers & Packaging	—	16,264,035	—	16,264,035
Diversified Financial Services	—	2,550,298	—	2,550,298
Diversified Telecommunication Services	—	5,955,724	—	5,955,724
Electric Utilities	—	8,588,048	—	8,588,048
Electrical Equipment	—	4,932,174	—	4,932,174
Electronic Equipment, Instruments & Components	391,394	22,815,909	—	23,207,303
Energy Equipment & Services	3,658,630	6,459,505	—	10,118,135
Equity Real Estate Investment Trusts (REITs)	—	20,448,817	—	20,448,817
Food Products	—	22,424,281	—	22,424,281

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide International Small Cap Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Equipment & Supplies	$2,961,326	$16,494,680	$—	$19,456,006
Hotels, Restaurants & Leisure	3,158,188	12,256,015	—	15,414,203
Household Durables	—	13,280,866	—	13,280,866
Independent Power and Renewable Electricity Producers	—	2,261,839	—	2,261,839
Insurance	1,340,952	8,149,773	—	9,490,725
Internet & Direct Marketing Retail	—	827,945	—	827,945
Internet Software & Services	321,354	8,764,088	—	9,085,442
IT Services	2,049,219	18,681,489	—	20,730,708
Life Sciences Tools & Services	—	7,129,077	—	7,129,077
Machinery	—	21,105,373	—	21,105,373
Marine	—	9,702,858	—	9,702,858
Media	—	27,333,104	—	27,333,104
Metals & Mining	972,589	13,794,595	—	14,767,184
Multiline Retail	—	12,426,410	—	12,426,410
Multi-Utilities	4,608,801	—	—	4,608,801
Oil, Gas & Consumable Fuels	4,446,307	11,286,313	—	15,732,620
Paper & Forest Products	—	3,857,180	—	3,857,180
Personal Products	—	5,576,018	—	5,576,018
Pharmaceuticals	3,147,825	4,200,931	—	7,348,756
Professional Services	—	4,670,455	—	4,670,455
Real Estate Management & Development	—	22,620,033	—	22,620,033
Road & Rail	—	2,856,691	—	2,856,691
Semiconductors & Semiconductor Equipment	478,644	25,469,973	—	25,948,617
Software	—	8,715,936	—	8,715,936
Specialty Retail	—	21,401,654	—	21,401,654
Technology Hardware, Storage & Peripherals	—	1,369,704	—	1,369,704
Textiles, Apparel & Luxury Goods	—	7,107,530	—	7,107,530
Thrifts & Mortgage Finance	—	3,737,849	—	3,737,849
Trading Companies & Distributors	—	8,863,810	—	8,863,810
Transportation Infrastructure	—	4,834,454	—	4,834,454
Wireless Telecommunication Services	—	4,201,690	—	4,201,690

Total Common Stocks	$50,544,244	$512,371,992	$—	$562,916,236

Exchange Traded Fund	$226,441	$—	$—	$226,441
Repurchase Agreement	—	17,520,987	—	17,520,987
Rights	—	11,233	—	11,233
Short-Term Investment	1,485,745	—	—	1,485,745

Total	$52,256,430	$529,904,212	$—	$582,160,642

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

Investment Companies 100.0%

	Shares	Market Value
Alternative Assets 13.0%
Nationwide Amundi Global High Yield Fund, Class R6(a)	2,054,777	$21,718,989
Nationwide Bailard Emerging Markets Equity Fund, Class R6(a)	4,044,649	43,520,424
Nationwide Emerging Markets Debt Fund, Class R6(a)	2,078,447	21,782,128
Nationwide Portfolio Completion Fund, Class R6(a)	5,529,763	54,357,575

Total Alternative Assets (cost $134,483,552)		141,379,116

Equity Funds 84.0%
Nationwide International Index Fund, Class R6(a)	29,517,903	249,426,280
Nationwide International Small Cap Fund, Class R6*(a)	5,478,548	65,194,725
Nationwide Loomis All Cap Growth Fund, Class R6*(a)	4,179,415	43,382,324
Nationwide Mid Cap Market Index Fund, Class R6(a)	8,047,945	151,059,929
Nationwide S&P 500 Index Fund, Class R6(a)	20,692,515	325,286,331
Nationwide Small Cap Index Fund, Class R6(a)	4,961,899	75,520,106

Total Equity Funds (cost $770,183,493)		909,869,695

Fixed Income Funds 3.0%
Nationwide Bond Index Fund, Class R6(a)	1,969,203	21,740,001
Nationwide Core Plus Bond Fund, Class R6(a)	1,051,286	10,796,705

Total Fixed Income Funds (cost $32,308,909)		32,536,706

Total Investment Companies (cost $936,975,954)		1,083,785,517

Total Investments (cost $936,975,954)(b) — 100.0%		1,083,785,517
Liabilities in excess of other assets — 0.0%†		(242,857)

NET ASSETS — 100.0%		$1,083,542,660

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At July 31, 2017, the tax basis cost of the Fund’s investments was $963,237,556, tax unrealized appreciation and depreciation were $120,547,961 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Investor Destinations Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Investor Destinations Conservative Fund

Investment Companies 75.9%

	Shares	Market Value
Alternative Assets 7.0%
Nationwide Amundi Global High Yield Fund, Class R6(a)	1,354,946	$14,321,775
Nationwide Emerging Markets Debt Fund, Class R6(a)	684,181	7,170,220
Nationwide Portfolio Completion Fund, Class R6(a)	2,911,992	28,624,886

Total Alternative Assets (cost $47,886,997)		50,116,881

Equity Funds 18.4%
Nationwide International Index Fund, Class R6(a)	3,810,729	32,200,663
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,135,303	21,309,636
Nationwide S&P 500 Index Fund, Class R6(a)	2,275,855	35,776,441
Nationwide Small Cap Index Fund, Class R6(a)	935,796	14,242,822
Nationwide Ziegler Equity Income Fund, Class R6(a)	1,893,180	28,624,885

Total Equity Funds (cost $118,468,303)		132,154,447

Fixed Income Funds 50.5%
Nationwide Bond Index Fund, Class R6(a)	14,281,534	157,668,139
Nationwide Core Plus Bond Fund, Class R6(a)	6,634,144	68,132,655
Nationwide HighMark Short Term Bond Fund, Class R6(a)	10,056,962	100,267,909
Nationwide Inflation-Protected Securities Fund, Class R6(a)	3,654,386	35,776,440

Total Fixed Income Funds (cost $363,683,574)		361,845,143

Total Investment Companies (cost $530,038,874)		544,116,471

Investment Contract 24.0%

	Principal Amount	Market Value
Nationwide Contract, 2.90%(a)(b)(c)	$171,655,986	171,655,986

Total Investment Contract (cost $171,655,986)		171,655,986

Total Investments (cost $701,694,860)(d) — 99.9%		715,772,457
Other assets in excess of liabilities — 0.1%		934,452

NET ASSETS — 100.0%		$716,706,909

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2017, the tax basis cost of the Fund’s investments was $705,772,581, tax unrealized appreciation and depreciation were $12,922,213 and $(2,922,337), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Investor Destinations Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$544,116,471	$—	$—	$544,116,471
Investment Contract	—	—	171,655,986	171,655,986

Total	$544,116,471	$—	$171,655,986	$715,772,457

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Investor Destinations Conservative Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/16	$173,505,349	$173,505,349
Purchases*	18,159,538	18,159,538
Sales	(20,008,901)	(20,008,901)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/17	$171,655,986	$171,655,986

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.90% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Investor Destinations Moderate Fund

Investment Companies 89.0%

	Shares	Market Value
Alternative Assets 13.1%
Nationwide Amundi Global High Yield Fund, Class R6(a)	4,041,410	$42,717,702
Nationwide Bailard Emerging Markets Equity Fund, Class R6(a)	2,658,207	28,602,305
Nationwide Emerging Markets Debt Fund, Class R6(a)	2,728,740	28,597,196
Nationwide Portfolio Completion Fund, Class R6(a)	8,679,639	85,320,853

Total Alternative Assets (cost $177,174,432)		185,238,056

Equity Funds 56.0%
Nationwide International Index Fund, Class R6(a)	25,199,714	212,937,587
Nationwide International Small Cap Fund, Class R6*(a)	3,595,121	42,781,942
Nationwide Loomis All Cap Growth Fund, Class R6*(a)	2,755,521	28,602,305
Nationwide Mid Cap Market Index Fund, Class R6(a)	7,523,895	141,223,504
Nationwide S&P 500 Index Fund, Class R6(a)	17,153,698	269,656,135
Nationwide Small Cap Index Fund, Class R6(a)	3,723,032	56,664,541
Nationwide Ziegler Equity Income Fund, Class R6(a)	2,829,494	42,781,942

Total Equity Funds (cost $679,759,770)		794,647,956

Fixed Income Funds 19.9%
Nationwide Bond Index Fund, Class R6(a)	12,836,032	141,709,795
Nationwide Core Plus Bond Fund, Class R6(a)	6,902,027	70,883,813
Nationwide HighMark Short Term Bond Fund, Class R6(a)	5,661,813	56,448,278
Nationwide Inflation-Protected Securities Fund, Class R6(a)	1,431,270	14,012,137

Total Fixed Income Funds (cost $286,693,048)		283,054,023

Total Investment Companies (cost $1,143,627,250)		1,262,940,035

Investment Contract 11.0%

	Principal Amount	Market Value
Nationwide Contract, 2.90%(a)(b)(c)	$155,559,021	155,559,021

Total Investment Contract (cost $155,559,021)		155,559,021

Total Investments (cost $1,299,186,271)(d) — 100.0%		1,418,499,056
Liabilities in excess of other assets — 0.0%†		(646,324)

NET ASSETS — 100.0%		$1,417,852,732

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Investor Destinations Moderate Fund (Continued)

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2017, the tax basis cost of the Fund’s investments was $1,314,889,591, tax unrealized appreciation and depreciation were $108,163,561 and $(4,554,096), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Investor Destinations Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$1,262,940,035	$—	$—	$1,262,940,035
Investment Contract	—	—	155,559,021	155,559,021

Total	$1,262,940,035	$—	$155,559,021	$1,418,499,056

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/16	$154,504,298	$154,504,298
Purchases*	23,130,840	23,130,840
Sales	(22,076,117)	(22,076,117)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/17	$155,559,021	$155,559,021

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Investor Destinations Moderate Fund (Continued)

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.90% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

Investment Companies 100.0%

	Shares	Market Value
Alternative Assets 13.0%
Nationwide Amundi Global High Yield Fund, Class R6(a)	4,916,127	$51,963,466
Nationwide Bailard Emerging Markets Equity Fund, Class R6(a)	4,829,318	51,963,466
Nationwide Emerging Markets Debt Fund, Class R6(a)	3,307,762	34,665,349
Nationwide Portfolio Completion Fund, Class R6(a)	8,805,666	86,559,699

Total Alternative Assets (cost $214,746,572)		225,151,980

Equity Funds 75.0%
Nationwide International Index Fund, Class R6(a)	40,950,467	346,031,445
Nationwide International Small Cap Fund, Class R6*(a)	7,273,924	86,559,699
Nationwide Loomis All Cap Growth Fund, Class R6*(a)	5,006,114	51,963,466
Nationwide Mid Cap Market Index Fund, Class R6(a)	11,047,188	207,355,715
Nationwide S&P 500 Index Fund, Class R6(a)	29,714,902	467,118,260
Nationwide Small Cap Index Fund, Class R6(a)	6,796,113	103,436,834
Nationwide Ziegler Equity Income Fund, Class R6(a)	2,292,682	34,665,349

Total Equity Funds (cost $1,076,781,017)		1,297,130,768

Fixed Income Funds 12.0%
Nationwide Bond Index Fund, Class R6(a)	10,996,123	121,397,194
Nationwide Core Plus Bond Fund, Class R6(a)	6,761,253	69,438,065
Nationwide Inflation-Protected Securities Fund, Class R6(a)	1,747,843	17,111,381

Total Fixed Income Funds (cost $209,273,594)		207,946,640

Total Investment Companies (cost $1,500,801,183)		1,730,229,388

Total Investments (cost $1,500,801,183)(b) — 100.0%		1,730,229,388
Liabilities in excess of other assets — 0.0%†		(840,874)

NET ASSETS — 100.0%		$1,729,388,514

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At July 31, 2017, the tax basis cost of the Fund’s investments was $1,541,015,291, tax unrealized appreciation and depreciation were $190,966,653 and $(1,752,556), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

Investment Companies 83.0%

	Shares	Market Value
Alternative Assets 9.0%
Nationwide Amundi Global High Yield Fund, Class R6(a)	1,412,409	$14,929,159
Nationwide Emerging Markets Debt Fund, Class R6(a)	477,240	5,001,479
Nationwide Portfolio Completion Fund, Class R6(a)	2,528,671	24,856,840

Total Alternative Assets (cost $43,229,391)		44,787,478

Equity Funds 38.0%
Nationwide International Index Fund, Class R6(a)	5,878,821	49,676,042
Nationwide International Small Cap Fund, Class R6*(a)	420,292	5,001,479
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,580,471	29,665,448
Nationwide S&P 500 Index Fund, Class R6(a)	4,107,351	64,567,562
Nationwide Small Cap Index Fund, Class R6(a)	974,072	14,825,375
Nationwide Ziegler Equity Income Fund, Class R6(a)	1,643,971	24,856,840

Total Equity Funds (cost $166,092,774)		188,592,746

Fixed Income Funds 36.0%
Nationwide Bond Index Fund, Class R6(a)	8,112,788	89,565,176
Nationwide Core Plus Bond Fund, Class R6(a)	3,387,107	34,785,584
Nationwide HighMark Short Term Bond Fund, Class R6(a)	3,981,615	39,696,703
Nationwide Inflation-Protected Securities Fund, Class R6(a)	1,516,955	14,850,989

Total Fixed Income Funds (cost $181,457,208)		178,898,452

Total Investment Companies (cost $390,779,373)		412,278,676

Investment Contract 17.0%

	Principal Amount	Market Value
Nationwide Contract, 2.90%(a)(b)(c)	$84,422,924	84,422,924

Total Investment Contract (cost $84,422,924)		84,422,924

Total Investments (cost $475,202,297)(d) — 100.0%		496,701,600
Liabilities in excess of other assets — 0.0%†		(90,437)

NET ASSETS — 100.0%		$496,611,163

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2017, the tax basis cost of the Fund’s investments was $480,398,513, tax unrealized appreciation and depreciation were $19,547,899 and $(3,244,812), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$412,278,676	$—	$—	$412,278,676
Investment Contract	—	—	84,422,924	84,422,924

Total	$412,278,676	$—	$84,422,924	$496,701,600

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/16	$90,762,463	$90,762,463
Purchases*	6,212,522	6,212,522
Sales	(12,552,061)	(12,552,061)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/17	$84,422,924	$84,422,924

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund (Continued)

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.90% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Loomis All Cap Growth Fund

Common Stocks 97.8%

	Shares	Market Value
Air Freight & Logistics 5.0%
Expeditors International of Washington, Inc.	79,559	$4,684,434
United Parcel Service, Inc., Class B	13,891	1,532,038

		6,216,472

Beverages 6.9%
Coca-Cola Co. (The)	50,964	2,336,190
Monster Beverage Corp.*	118,651	6,258,840

		8,595,030

Biotechnology 4.3%
Amgen, Inc.	9,297	1,622,419
Regeneron Pharmaceuticals, Inc.*	7,519	3,696,491

		5,318,910

Capital Markets 6.9%
FactSet Research Systems, Inc.	12,937	2,163,325
MSCI, Inc.	22,256	2,424,791
SEI Investments Co.	70,681	3,994,184

		8,582,300

Communications Equipment 4.2%
Cisco Systems, Inc.	166,107	5,224,065

Consumer Finance 1.2%
American Express Co.	17,699	1,508,486

Energy Equipment & Services 2.6%
Schlumberger Ltd.	47,739	3,274,895

Food Products 2.4%
Danone SA, ADR-FR	200,653	2,991,736

Health Care Equipment & Supplies 2.8%
Varian Medical Systems, Inc.*	35,419	3,439,893

Health Care Technology 1.7%
Cerner Corp.*	33,622	2,164,248

Hotels, Restaurants & Leisure 4.6%
Yum Brands, Inc.	24,943	1,882,698
Yum China Holdings, Inc.*	105,567	3,778,243

		5,660,941

Household Products 1.8%
Procter & Gamble Co. (The)	25,044	2,274,496

Internet & Direct Marketing Retail 6.6%
Amazon.com, Inc.*	8,303	8,201,537

Internet Software & Services 17.9%
Alibaba Group Holding Ltd., ADR-CN*	52,797	8,180,895
Alphabet, Inc., Class A*	3,217	3,041,673
Alphabet, Inc., Class C*	3,228	3,003,654
Facebook, Inc., Class A*	47,510	8,041,068

		22,267,290

IT Services 5.1%
Automatic Data Processing, Inc.	10,464	1,244,274
Visa, Inc., Class A	50,647	5,042,416

		6,286,690

Machinery 2.6%
Deere & Co.	25,471	3,267,420

Metals & Mining 0.6%
Compass Minerals International, Inc.	10,243	707,279

Pharmaceuticals 5.2%
Merck & Co., Inc.	14,262	911,057
Novartis AG, ADR-CH	24,100	2,053,320
Novo Nordisk A/S, ADR-DK	83,123	3,524,415

		6,488,792

Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc.	6,888	544,221
QUALCOMM, Inc.	60,941	3,241,452

		3,785,673

Software 10.0%
Autodesk, Inc.*	45,611	5,053,243
Microsoft Corp.	30,891	2,245,776
Oracle Corp.	103,794	5,182,434

		12,481,453

Textiles, Apparel & Luxury Goods 2.4%
adidas AG, ADR-DE	25,916	2,968,160

Total Investments (cost $117,320,789)(a) — 97.8%		121,705,766
Other assets in excess of liabilities — 2.2%		2,760,502

NET ASSETS — 100.0%		$124,466,268

*	Denotes a non-income producing security.
(a)	At July 31, 2017, the tax basis cost of the Fund’s investments was $117,322,845, tax unrealized appreciation and depreciation were $5,903,764 and $(1,520,843), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
CH	Switzerland
CN	China
DE	Germany
DK	Denmark
FR	France
Ltd.	Limited
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Loomis All Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At July 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks 97.1%

	Shares	Market Value
Aerospace & Defense 1.8%
Curtiss-Wright Corp.	32,835	$3,165,951
Esterline Technologies Corp.*	22,222	2,144,423
Huntington Ingalls Industries, Inc.	34,104	7,029,176
KLX, Inc.*	38,277	1,987,342
Orbital ATK, Inc.	43,073	4,401,199
Teledyne Technologies, Inc.*	26,360	3,593,922

		22,322,013

Airlines 0.4%
JetBlue Airways Corp.*	247,682	5,431,666

Auto Components 0.6%
Cooper Tire & Rubber Co.	39,423	1,440,911
Dana, Inc.	107,795	2,556,897
Gentex Corp.	213,106	3,627,064

		7,624,872

Automobiles 0.3%
Thor Industries, Inc.	35,523	3,742,348

Banks 7.8%
Associated Banc-Corp.	113,626	2,721,343
BancorpSouth, Inc.	61,460	1,846,873
Bank of Hawaii Corp.	31,919	2,670,663
Bank of the Ozarks, Inc.	90,131	3,889,153
Cathay General Bancorp	56,020	2,097,949
Chemical Financial Corp.	52,572	2,533,445
Commerce Bancshares, Inc.	64,866	3,764,823
Cullen/Frost Bankers, Inc.	42,470	3,855,427
East West Bancorp, Inc.	107,130	6,104,267
First Horizon National Corp.	173,056	3,016,366
FNB Corp.	239,861	3,286,096
Fulton Financial Corp.	130,310	2,378,158
Hancock Holding Co.	63,067	2,901,082
Home BancShares, Inc.	94,309	2,338,863
International Bancshares Corp.	43,466	1,538,696
MB Financial, Inc.	53,268	2,178,661
PacWest Bancorp	88,730	4,260,815
Pinnacle Financial Partners, Inc.	53,807	3,438,267
Prosperity Bancshares, Inc.	51,350	3,291,535
Signature Bank*	39,821	5,518,394
SVB Financial Group*	38,882	6,938,104
Synovus Financial Corp.	90,836	3,949,549
TCF Financial Corp.	127,851	2,014,932
Texas Capital Bancshares, Inc.*	36,667	2,872,859
Trustmark Corp.	50,664	1,619,221
UMB Financial Corp.	32,809	2,285,475
Umpqua Holdings Corp.	162,554	3,013,751
United Bankshares, Inc.	78,214	2,698,383
Valley National Bancorp	197,481	2,346,074
Webster Financial Corp.	68,300	3,546,819
Wintrust Financial Corp.	41,252	3,106,688

		98,022,731

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*(a)	6,966	1,092,269

Biotechnology 0.7%
Bioverativ, Inc.*	80,267	4,974,146
United Therapeutics Corp.*	33,416	4,290,614

		9,264,760

Building Products 0.4%
Lennox International, Inc.	28,535	4,879,485

Capital Markets 3.1%
Eaton Vance Corp.	85,267	4,185,757
FactSet Research Systems, Inc.	29,343	4,906,736
Federated Investors, Inc., Class B	68,836	1,984,542
Janus Henderson Group plc*	133,541	4,472,288
Legg Mason, Inc.	63,008	2,520,950
MarketAxess Holdings, Inc.	27,898	5,660,225
MSCI, Inc.	67,066	7,306,841
SEI Investments Co.	99,041	5,596,807
Stifel Financial Corp.*	51,007	2,593,706

		39,227,852

Chemicals 2.9%
Ashland Global Holdings, Inc.	46,080	2,993,818
Cabot Corp.	46,550	2,529,062
Chemours Co. (The)	137,089	6,526,807
Minerals Technologies, Inc.	26,225	1,856,730
NewMarket Corp.	6,854	3,153,594
Olin Corp.	123,801	3,649,653
PolyOne Corp.	60,422	2,210,237
RPM International, Inc.	99,190	5,144,985
Scotts Miracle-Gro Co. (The), Class A	32,799	3,148,376
Sensient Technologies Corp.	33,203	2,468,975
Valvoline, Inc.	151,590	3,436,545

		37,118,782

Commercial Services & Supplies 1.5%
Clean Harbors, Inc.*	38,487	2,186,061
Copart, Inc.*	152,030	4,787,425
Deluxe Corp.	35,873	2,590,031
Herman Miller, Inc.	44,840	1,509,987
HNI Corp.	32,921	1,242,768
MSA Safety, Inc.	23,458	1,880,393
Pitney Bowes, Inc.	139,518	2,196,013
Rollins, Inc.	71,085	3,085,800

		19,478,478

Communications Equipment 1.5%
ARRIS International plc*	139,337	3,895,863
Brocade Communications Systems, Inc.	305,161	3,854,183
Ciena Corp.*	105,720	2,722,290
InterDigital, Inc.	25,678	1,870,642
NetScout Systems, Inc.*	67,846	2,340,687
Plantronics, Inc.	24,837	1,122,136
ViaSat, Inc.*(a)	39,209	2,591,323

		18,397,124

Construction & Engineering 1.1%
AECOM*	115,327	3,678,931
Dycom Industries, Inc.*(a)	22,977	2,081,716
EMCOR Group, Inc.	43,957	2,967,098
Granite Construction, Inc.	29,659	1,453,884
KBR, Inc.	106,943	1,595,590
Valmont Industries, Inc.	16,857	2,574,064

		14,351,283

Construction Materials 0.3%
Eagle Materials, Inc.	36,234	3,409,619

Consumer Finance 0.3%
SLM Corp.*	321,178	3,558,652

Containers & Packaging 1.3%
AptarGroup, Inc.	46,293	3,746,492
Bemis Co., Inc.	68,208	2,889,973
Greif, Inc., Class A	19,323	1,083,827
Owens-Illinois, Inc.*	121,403	2,901,532

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Containers & Packaging (continued)
Silgan Holdings, Inc.	56,039	$1,697,982
Sonoco Products Co.	73,679	3,571,958

		15,891,764

Distributors 0.3%
Pool Corp.	30,805	3,330,637

Diversified Consumer Services 0.8%
Adtalem Global Education, Inc.	42,346	1,376,245
Graham Holdings Co., Class B	3,482	2,062,737
Service Corp. International	139,886	4,858,241
Sotheby’s*	33,901	1,918,457

		10,215,680

Diversified Telecommunication Services 0.1%
Frontier Communications Corp.(a)	58,535	896,171

Electric Utilities 1.9%
Great Plains Energy, Inc.	160,161	4,942,568
Hawaiian Electric Industries, Inc.	80,472	2,654,771
IDACORP, Inc.	37,374	3,227,619
OGE Energy Corp.	148,374	5,320,692
PNM Resources, Inc.	59,621	2,375,897
Westar Energy, Inc.	105,457	5,351,943

		23,873,490

Electrical Equipment 0.8%
EnerSys	32,507	2,349,281
Hubbell, Inc.	38,013	4,515,564
Regal Beloit Corp.	33,146	2,762,719

		9,627,564

Electronic Equipment, Instruments & Components 5.0%
Arrow Electronics, Inc.*	66,036	5,368,066
Avnet, Inc.	92,647	3,555,792
Belden, Inc.	31,574	2,271,434
Cognex Corp.	64,410	6,122,815
Coherent, Inc.*	18,251	4,836,515
IPG Photonics Corp.*	28,040	4,280,026
Jabil, Inc.	135,391	4,129,425
Keysight Technologies, Inc.*	136,912	5,694,170
Knowles Corp.*	66,385	1,005,733
Littelfuse, Inc.	16,940	3,052,249
National Instruments Corp.	78,703	3,237,841
SYNNEX Corp.	21,549	2,562,607
Tech Data Corp.*	25,887	2,650,829
Trimble, Inc.*	187,382	7,013,708
VeriFone Systems, Inc.*	83,514	1,629,358
Vishay Intertechnology, Inc.	100,258	1,789,605
Zebra Technologies Corp., Class A*	39,216	3,989,052

		63,189,225

Energy Equipment & Services 1.4%
Core Laboratories NV(a)	32,728	3,290,146
Diamond Offshore Drilling, Inc.*(a)	45,263	562,167
Dril-Quip, Inc.*	28,298	1,262,091
Ensco plc, Class A(a)	226,829	1,199,925
Nabors Industries Ltd.	213,579	1,646,694
Oceaneering International, Inc.	73,406	1,882,864
Oil States International, Inc.*	38,452	955,532
Patterson-UTI Energy, Inc.	121,656	2,352,827
Rowan Cos. plc, Class A*	93,933	1,096,198
Superior Energy Services, Inc.*	114,393	1,230,869
Transocean Ltd.*(a)	294,548	2,547,840

		18,027,153

Equity Real Estate Investment Trusts (REITs) 8.8%
American Campus Communities, Inc.	99,766	4,782,782
Camden Property Trust	65,059	5,835,792
Care Capital Properties, Inc.	62,914	1,523,777
CoreCivic, Inc.	88,072	2,439,594
Corporate Office Properties Trust	73,855	2,458,633
Cousins Properties, Inc.	313,142	2,877,775
CyrusOne, Inc.	57,972	3,461,508
DCT Industrial Trust, Inc.	68,217	3,843,346
Douglas Emmett, Inc.	108,860	4,164,984
Education Realty Trust, Inc.	53,894	2,023,720
EPR Properties	47,542	3,441,090
First Industrial Realty Trust, Inc.	87,779	2,679,015
GEO Group, Inc. (The)	92,923	2,727,290
Healthcare Realty Trust, Inc.	86,270	2,872,791
Highwoods Properties, Inc.	76,097	3,920,517
Hospitality Properties Trust	121,899	3,542,385
JBG SMITH Properties*	63,865	2,265,930
Kilroy Realty Corp.	72,778	5,051,521
Lamar Advertising Co., Class A	61,993	4,374,846
LaSalle Hotel Properties	84,624	2,499,793
Liberty Property Trust	109,288	4,592,282
Life Storage, Inc.	34,226	2,499,867
Mack-Cali Realty Corp.	67,248	1,764,588
Medical Properties Trust, Inc.	268,228	3,481,599
National Retail Properties, Inc.	111,005	4,437,980
Omega Healthcare Investors, Inc.	145,968	4,611,129
Potlatch Corp.	30,349	1,452,200
Quality Care Properties, Inc.*	70,054	1,178,308
Rayonier, Inc.	95,341	2,771,563
Senior Housing Properties Trust	176,117	3,425,476
Tanger Factory Outlet Centers, Inc.	72,049	1,904,255
Taubman Centers, Inc.	45,295	2,575,927
Uniti Group, Inc.	116,360	2,978,816
Urban Edge Properties	73,982	1,859,168
Washington Prime Group, Inc.	138,725	1,251,299
Weingarten Realty Investors	88,194	2,862,777

		110,434,323

Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.	29,039	3,099,913
Sprouts Farmers Market, Inc.*	96,632	2,325,932
United Natural Foods, Inc.*	37,862	1,458,823

		6,884,668

Food Products 2.4%
Dean Foods Co.	67,933	1,018,995
Flowers Foods, Inc.	137,599	2,420,366
Hain Celestial Group, Inc. (The)*	76,443	3,417,767
Ingredion, Inc.	53,155	6,555,075
Lamb Weston Holdings, Inc.	103,172	4,537,505
Lancaster Colony Corp.	14,578	1,787,554
Post Holdings, Inc.*	49,206	4,093,939
Snyder’s-Lance, Inc.	64,160	2,232,126
Tootsie Roll Industries, Inc.(a)	12,852	478,094
TreeHouse Foods, Inc.*(a)	42,125	3,573,464

		30,114,885

Gas Utilities 2.3%
Atmos Energy Corp.	78,041	6,770,837
National Fuel Gas Co.(a)	63,294	3,747,638
New Jersey Resources Corp.	64,604	2,723,059
ONE Gas, Inc.	39,102	2,845,843
Southwest Gas Holdings, Inc.	35,189	2,818,639
UGI Corp.	128,350	6,477,824

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Gas Utilities (continued)
WGL Holdings, Inc.	37,965	$3,254,360

		28,638,200

Health Care Equipment & Supplies 2.8%
ABIOMED, Inc.*	30,307	4,488,164
Globus Medical, Inc., Class A*	53,838	1,655,518
Halyard Health, Inc.*	34,932	1,404,965
Hill-Rom Holdings, Inc.	44,515	3,317,258
LivaNova plc*(a)	32,455	1,977,808
Masimo Corp.*	33,929	3,209,683
NuVasive, Inc.*	37,873	2,491,665
STERIS plc(a)	63,128	5,167,027
Teleflex, Inc.	33,333	6,907,264
West Pharmaceutical Services, Inc.	54,516	4,835,569

		35,454,921

Health Care Providers & Services 2.1%
Acadia Healthcare Co., Inc.*(a)	56,967	3,015,263
HealthSouth Corp.	66,655	2,836,837
LifePoint Health, Inc.*	29,898	1,775,941
MEDNAX, Inc.*	68,991	3,241,197
Molina Healthcare, Inc.*	31,857	2,128,048
Owens & Minor, Inc.	45,687	1,472,492
Tenet Healthcare Corp.*(a)	59,767	1,036,957
VCA, Inc.*	60,339	5,586,185
WellCare Health Plans, Inc.*	32,982	5,837,484

		26,930,404

Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.*	135,115	1,663,266
Medidata Solutions, Inc.*	41,202	3,164,725

		4,827,991

Hotels, Restaurants & Leisure 2.2%
Brinker International, Inc.	36,445	1,292,704
Buffalo Wild Wings, Inc.*	12,081	1,298,707
Cheesecake Factory, Inc. (The)	33,222	1,580,703
Churchill Downs, Inc.	9,223	1,725,162
Cracker Barrel Old Country Store, Inc.(a)	17,806	2,767,943
Domino’s Pizza, Inc.	35,607	6,640,705
Dunkin’ Brands Group, Inc.	68,268	3,620,252
International Speedway Corp., Class A	19,019	680,880
Jack in the Box, Inc.	22,017	2,042,297
Papa John’s International, Inc.	19,809	1,412,976
Texas Roadhouse, Inc.	48,175	2,278,678
Wendy’s Co. (The)	142,283	2,196,850

		27,537,857

Household Durables 1.8%
CalAtlantic Group, Inc.	57,206	2,007,931
Helen of Troy Ltd.*	20,217	2,036,863
KB Home(a)	62,306	1,428,054
NVR, Inc.*	2,578	6,729,714
Tempur Sealy International, Inc.*(a)	35,033	2,020,353
Toll Brothers, Inc.	109,511	4,226,029
TRI Pointe Group, Inc.*	118,814	1,580,226
Tupperware Brands Corp.	37,499	2,276,564

		22,305,734

Household Products 0.2%
Energizer Holdings, Inc.	45,745	2,107,472

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	48,012	4,685,491

Insurance 4.4%
Alleghany Corp.*	11,437	7,014,770
American Financial Group, Inc.	54,708	5,547,391
Aspen Insurance Holdings Ltd.	44,786	2,185,557
Brown & Brown, Inc.	85,214	3,800,544
CNO Financial Group, Inc.	126,637	2,897,454
First American Financial Corp.	82,309	3,984,579
Genworth Financial, Inc., Class A*	369,511	1,267,423
Hanover Insurance Group, Inc. (The)	31,843	3,020,627
Kemper Corp.	36,473	1,431,565
Mercury General Corp.	27,313	1,635,775
Old Republic International Corp.	182,944	3,589,361
Primerica, Inc.(a)	33,932	2,750,189
Reinsurance Group of America, Inc.	47,763	6,696,373
RenaissanceRe Holdings Ltd.	30,245	4,443,293
WR Berkley Corp.	72,110	4,973,427

		55,238,328

Internet & Direct Marketing Retail 0.1%
HSN, Inc.	23,969	950,371

Internet Software & Services 0.8%
Cars.com, Inc.*(a)	53,429	1,298,325
j2 Global, Inc.	35,695	3,020,868
LogMeIn, Inc.	39,069	4,549,585
WebMD Health Corp.*(a)	28,242	1,871,032

		10,739,810

IT Services 3.4%
Acxiom Corp.*	58,430	1,575,857
Broadridge Financial Solutions, Inc.	87,154	6,611,502
Convergys Corp.	69,444	1,664,573
CoreLogic, Inc.*	63,218	2,879,580
DST Systems, Inc.	46,084	2,530,012
Jack Henry & Associates, Inc.	57,609	6,182,598
Leidos Holdings, Inc.	106,352	5,683,451
MAXIMUS, Inc.	48,029	2,899,030
NeuStar, Inc., Class A*	39,703	1,326,080
Sabre Corp.	153,432	3,395,450
Science Applications International Corp.	32,427	2,283,185
Teradata Corp.*	96,829	3,081,099
WEX, Inc.*	28,788	3,128,680

		43,241,097

Leisure Products 0.6%
Brunswick Corp.	66,237	3,749,676
Polaris Industries, Inc.(a)	43,307	3,882,906

		7,632,582

Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc., Class A*	15,562	3,666,874
Bio-Techne Corp.	27,649	3,204,795
Charles River Laboratories International, Inc.*	35,458	3,481,976
INC Research Holdings, Inc., Class A*	40,071	2,203,905
PAREXEL International Corp.*	37,804	3,308,606

		15,866,156

Machinery 4.9%
AGCO Corp.	49,488	3,570,064
Crane Co.	37,631	2,841,141
Donaldson Co., Inc.	98,169	4,662,046
Graco, Inc.	41,311	4,793,728
IDEX Corp.	56,582	6,594,066
ITT, Inc.	66,017	2,706,697
Kennametal, Inc.	60,024	2,214,886
Lincoln Electric Holdings, Inc.	45,901	4,005,321
Nordson Corp.	39,791	5,053,457
Oshkosh Corp.	55,388	3,814,018

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Terex Corp.	72,190	$2,842,120
Timken Co. (The)	52,252	2,377,466
Toro Co. (The)	79,863	5,677,461
Trinity Industries, Inc.	112,380	3,080,336
Wabtec Corp.(a)	64,111	4,831,405
Woodward, Inc.	40,943	2,863,553

		61,927,765

Marine 0.2%
Kirby Corp.*	40,311	2,454,940

Media 1.6%
AMC Networks, Inc., Class A*	40,784	2,608,137
Cable One, Inc.	3,511	2,668,009
Cinemark Holdings, Inc.	79,154	3,079,091
John Wiley & Sons, Inc., Class A	33,070	1,827,117
Live Nation Entertainment, Inc.*	98,976	3,688,835
Meredith Corp.	27,199	1,616,981
New York Times Co. (The), Class A	91,265	1,734,035
TEGNA, Inc.	160,466	2,379,711

		19,601,916

Metals & Mining 2.0%
Allegheny Technologies, Inc.(a)	81,411	1,541,924
Carpenter Technology Corp.	34,970	1,413,837
Commercial Metals Co.	86,500	1,608,900
Compass Minerals International, Inc.(a)	25,296	1,746,689
Reliance Steel & Aluminum Co.	53,835	3,895,501
Royal Gold, Inc.	48,503	4,203,270
Steel Dynamics, Inc.	179,264	6,347,738
United States Steel Corp.(a)	130,455	3,064,388
Worthington Industries, Inc.	32,885	1,666,283

		25,488,530

Multiline Retail 0.2%
Big Lots, Inc.	33,353	1,656,644
Dillard’s, Inc., Class A(a)	17,117	1,263,577

		2,920,221

Multi-Utilities 1.0%
Black Hills Corp.	39,958	2,783,474
MDU Resources Group, Inc.	145,020	3,821,277
NorthWestern Corp.	36,193	2,091,594
Vectren Corp.	61,557	3,700,191

		12,396,536

Oil, Gas & Consumable Fuels 2.2%
CONSOL Energy, Inc.*	132,237	2,216,292
Energen Corp.*	71,718	3,821,135
Gulfport Energy Corp.*	116,212	1,466,595
HollyFrontier Corp.	131,150	3,782,366
Matador Resources Co.*	69,174	1,678,161
Murphy Oil Corp.	120,962	3,215,170
PBF Energy, Inc., Class A(a)	81,540	1,856,666
QEP Resources, Inc.*	179,343	1,536,970
SM Energy Co.	73,283	1,274,391
Southwestern Energy Co.*	377,948	2,154,304
World Fuel Services Corp.	50,978	1,648,629
WPX Energy, Inc.*	296,645	3,197,833

		27,848,512

Paper & Forest Products 0.4%
Domtar Corp.	46,847	1,829,844
Louisiana-Pacific Corp.*	108,020	2,712,382

		4,542,226

Personal Products 0.5%
Avon Products, Inc.*	327,834	1,193,316
Edgewell Personal Care Co.*	42,568	3,073,410
Nu Skin Enterprises, Inc., Class A	37,081	2,349,452

		6,616,178

Pharmaceuticals 1.0%
Akorn, Inc.*	65,187	2,191,587
Catalent, Inc.*	92,526	3,210,652
Endo International plc*	148,525	1,636,746
Mallinckrodt plc*	74,058	3,391,856
Prestige Brands Holdings, Inc.*	39,622	2,124,928

		12,555,769

Professional Services 0.7%
Dun & Bradstreet Corp. (The)	27,519	3,048,004
FTI Consulting, Inc.*	30,870	1,012,845
ManpowerGroup, Inc.	49,839	5,340,249

		9,401,098

Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	34,533	1,447,969
Jones Lang LaSalle, Inc.	33,568	4,270,521

		5,718,490

Road & Rail 1.4%
Avis Budget Group, Inc.*	62,060	1,910,207
Genesee & Wyoming, Inc., Class A*	45,882	2,989,671
Knight Transportation, Inc.(a)	49,452	1,762,964
Landstar System, Inc.	31,268	2,599,934
Old Dominion Freight Line, Inc.	51,496	4,938,981
Ryder System, Inc.	39,504	2,874,311
Werner Enterprises, Inc.	32,869	974,566

		18,050,634

Semiconductors & Semiconductor Equipment 2.6%
Cirrus Logic, Inc.*	48,077	2,953,851
Cree, Inc.*	71,657	1,856,633
Cypress Semiconductor Corp.(a)	245,426	3,485,049
First Solar, Inc.*	58,408	2,880,098
Integrated Device Technology, Inc.*	98,402	2,572,228
Microsemi Corp.*	85,673	4,461,850
Monolithic Power Systems, Inc.	28,352	2,900,977
Silicon Laboratories, Inc.*	31,355	2,354,761
Synaptics, Inc.*	25,292	1,330,612
Teradyne, Inc.	147,937	5,117,141
Versum Materials, Inc.	80,358	2,833,423

		32,746,623

Software 4.1%
ACI Worldwide, Inc.*	87,790	2,034,094
Blackbaud, Inc.	35,673	3,294,045
Cadence Design Systems, Inc.*	207,093	7,641,732
CDK Global, Inc.	107,620	7,079,244
CommVault Systems, Inc.*	30,834	1,836,165
Fair Isaac Corp.	23,017	3,281,073
Fortinet, Inc.*	110,723	4,086,786
Manhattan Associates, Inc.*	51,557	2,278,820
PTC, Inc.*	85,891	4,740,324
Take-Two Interactive Software, Inc.*	77,071	6,125,603
Tyler Technologies, Inc.*	25,084	4,309,682
Ultimate Software Group, Inc. (The)*(a)	22,054	4,977,808

		51,685,376

Specialty Retail 2.0%
Aaron’s, Inc.	46,763	2,164,192
American Eagle Outfitters, Inc.	121,869	1,442,929
Bed Bath & Beyond, Inc.	107,977	3,228,512
Cabela’s, Inc.*	38,464	2,191,679

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Specialty Retail (continued)
Dick’s Sporting Goods, Inc.	65,029	$2,428,183
GameStop Corp., Class A(a)	74,573	1,617,488
Michaels Cos., Inc. (The)*	78,232	1,575,592
Murphy USA, Inc.*	25,669	1,943,913
Office Depot, Inc.	385,660	2,263,824
Sally Beauty Holdings, Inc.*	101,487	2,053,082
Urban Outfitters, Inc.*	66,120	1,295,291
Williams-Sonoma, Inc.(a)	59,197	2,748,517

		24,953,202

Technology Hardware, Storage & Peripherals 0.5%
3D Systems Corp.*(a)	80,466	1,351,829
Diebold Nixdorf, Inc.	56,468	1,321,351
NCR Corp.*	89,854	3,400,974

		6,074,154

Textiles, Apparel & Luxury Goods 0.6%
Carter’s, Inc.	35,825	3,107,102
Deckers Outdoor Corp.*	23,904	1,550,413
Skechers U.S.A., Inc., Class A*	99,007	2,781,107

		7,438,622

Thrifts & Mortgage Finance 0.6%
New York Community Bancorp, Inc.	362,722	4,762,540
Washington Federal, Inc.	66,819	2,235,095

		6,997,635

Trading Companies & Distributors 0.7%
GATX Corp.(a)	28,957	1,790,412
MSC Industrial Direct Co., Inc., Class A	33,568	2,390,377
NOW, Inc.*	80,444	1,281,473
Watsco, Inc.	22,517	3,394,888

		8,857,150

Water Utilities 0.3%
Aqua America, Inc.	131,893	4,402,588

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	70,113	1,993,313

Total Common Stocks (cost $898,206,821)		1,221,235,386

Short-Term Investment 0.3%

	Shares	Market Value
Money Market Fund 0.3%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.91%(b)(c)	4,302,827	4,302,827

Total Short-Term Investment (cost $4,302,827)		4,302,827

Repurchase Agreement 4.0%

	Principal Amount	Market Value
Royal Bank of Canada, 1.02%, dated 07/31/17, due 08/01/17, repurchase price $50,743,524, collateralized by U.S. Treasury Notes, ranging from 1.75% - 2.00%, maturing 10/31/20 - 04/30/24; total market value $51,757,086.(c)	$50,742,086	50,742,086

Total Repurchase Agreement (cost $50,742,086)		50,742,086

Total Investments (cost $953,251,734)(d) — 101.4%		1,276,280,299
Liabilities in excess of other assets — (1.4)%		(17,859,342)

NET ASSETS — 100.0%		$1,258,420,957

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $72,153,385, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $4,302,827 and $50,742,086, respectively, and by $18,874,003 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.75% - 8.13%, and maturity dates ranging from 10/31/17 - 11/15/43; a total value of $73,918,916.
(b)	Represents 7-day effective yield as of July 31, 2017,
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2017 was $55,044,913.
(d)	At July 31, 2017, the tax basis cost of the Fund’s investments was $964,467,646, tax unrealized appreciation and depreciation were $367,284,140 and $(55,471,487), respectively.

Ltd.	Limited
NV	Public Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

At July 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
216	S&P MID 400 E-Mini	09/15/17	$38,011,680	$(250,922)

At July 31, 2017, the Fund has $1,253,800 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,221,235,386	$—	$—	$1,221,235,386
Repurchase Agreement	—	50,742,086	—	50,742,086
Short-Term Investment	4,302,827	—	—	4,302,827

Total Assets	$1,225,538,213	$50,742,086	$—	$1,276,280,299

Liabilities:
Futures Contracts	(250,922)	—	—	(250,922)

Total Liabilities	$(250,922)	$—	$—	$(250,922)

Total	$1,225,287,291	$50,742,086	$—	$1,276,029,377

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2017

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(250,922)

Total		$(250,922)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Portfolio Completion Fund

Common Stocks 10.6%

	Shares	Market Value
Equity Real Estate Investment Trusts (REITs) 9.4%
Acadia Realty Trust	4,790	$142,455
Activia Properties, Inc.	31	139,335
Advance Residence Investment Corp.	64	156,530
AEON REIT Investment Corp.	66	72,381
Alexandria Real Estate Equities, Inc.	4,601	557,871
American Assets Trust, Inc.	2,477	100,591
American Campus Communities, Inc.	6,666	319,568
American Homes 4 Rent, Class A	11,250	258,862
Apartment Investment & Management Co., Class A	7,459	339,757
Apple Hospitality REIT, Inc.	5,720	105,591
Artis REIT	4,200	44,030
Ascendas REIT	113,100	225,170
Ashford Hospitality Prime, Inc.	1,721	17,830
Ashford Hospitality Trust, Inc.	5,442	34,230
AvalonBay Communities, Inc.	6,533	1,256,623
Beni Stabili SpA SIIQ	51,560	41,186
Big Yellow Group plc	5,586	57,066
Boardwalk REIT	1,100	42,182
Boston Properties, Inc.	7,672	927,622
Brandywine Realty Trust	9,159	153,963
British Land Co. plc (The)	51,602	415,959
Brixmor Property Group, Inc.	13,503	264,524
BWP Trust	15,023	34,895
Camden Property Trust	3,931	352,611
Canadian Apartment Properties REIT	2,300	59,790
Canadian REIT	1,100	39,800
CapitaLand Commercial Trust	89,000	112,932
CapitaLand Mall Trust	98,000	145,372
Care Capital Properties, Inc.	3,508	84,964
CBL & Associates Properties, Inc.	8,832	77,633
Cedar Realty Trust, Inc.	6,155	31,883
Champion REIT	17,000	13,234
Charter Hall Retail REIT	5,060	16,613
Chesapeake Lodging Trust	2,599	65,573
Cofinimmo SA	552	70,113
Columbia Property Trust, Inc.	5,615	122,126
Corporate Office Properties Trust	4,582	152,535
Cousins Properties, Inc.	19,500	179,205
CubeSmart	8,730	215,282
Daiwa House REIT Investment Corp.	70	173,465
Daiwa Office Investment Corp.	16	78,804
DCT Industrial Trust, Inc.	4,614	259,953
DDR Corp.	14,709	149,885
Derwent London plc	6,505	244,449
Dexus	46,624	350,344
DiamondRock Hospitality Co.	9,326	108,928
Digital Realty Trust, Inc.	7,832	903,343
Douglas Emmett, Inc.	6,981	267,093
Dream Office REIT	1,300	20,760
Duke Realty Corp.	16,993	485,830
DuPont Fabros Technology, Inc.	3,867	241,030
Easterly Government Properties, Inc.	600	11,994
EastGroup Properties, Inc.	1,888	164,596
Education Realty Trust, Inc.	3,466	130,148
Equity Commonwealth*	5,815	183,638
Equity LifeStyle Properties, Inc.	3,791	330,954
Equity Residential	17,310	1,178,119
Essex Property Trust, Inc.	3,056	799,755
Eurocommercial Properties NV CVA-NL	2,041	82,596
Extra Space Storage, Inc.	6,224	494,808
Federal Realty Investment Trust	3,274	434,231
FelCor Lodging Trust, Inc.	5,650	41,697
Fibra Uno Administracion SA de CV	125,500	231,931
First Industrial Realty Trust, Inc.	6,297	192,184
First Potomac Realty Trust	3,962	44,097
Fonciere Des Regions	2,809	271,416
Forest City Realty Trust, Inc., Class A	10,677	260,305
Franklin Street Properties Corp.	7,338	77,563
Frontier Real Estate Investment Corp.	21	89,823
Fukuoka REIT Corp.	25	38,552
Gecina SA	1,942	293,326
GGP, Inc.	29,000	655,690
GLP J-Reit	133	144,782
Goodman Group	77,924	496,953
GPT Group (The)	91,829	352,595
Great Portland Estates plc	18,975	150,701
Growthpoint Properties Ltd.	124,754	234,617
H&R REIT	5,080	85,974
Hammerson plc	36,218	274,490
HCP, Inc.	23,543	745,136
Healthcare Realty Trust, Inc.	5,245	174,659
Hersha Hospitality Trust	1,857	34,837
Highwoods Properties, Inc.	4,816	248,120
Hoshino Resorts REIT, Inc.	7	36,067
Hospitality Properties Trust	8,151	236,868
Host Hotels & Resorts, Inc.	35,783	667,711
Hudson Pacific Properties, Inc.	7,494	245,204
Hulic Reit, Inc.	42	66,176
Hyprop Investments Ltd.	11,393	102,170
Independence Realty Trust, Inc.	3,409	34,499
Industrial & Infrastructure Fund Investment Corp.	17	76,953
Intu Properties plc	40,531	136,510
Investa Office Fund	16,701	60,669
Invincible Investment Corp.	183	82,032
Invitation Homes, Inc.	4,543	96,857
Japan Excellent, Inc.	63	73,601
Japan Hotel REIT Investment Corp.	191	138,114
Japan Prime Realty Investment Corp.	45	169,196
Japan Real Estate Investment Corp.	60	315,128
Japan Rental Housing Investments, Inc.	74	55,107
Japan Retail Fund Investment Corp.	128	244,530
JBG SMITH Properties*	4,207	149,264
Kenedix Office Investment Corp.	19	107,341
Kenedix Residential Investment Corp.	12	30,151
Kenedix Retail REIT Corp.	24	52,663
Keppel REIT	29,400	25,168
Kilroy Realty Corp.	4,741	329,073
Kimco Realty Corp.	21,785	439,621
Kite Realty Group Trust	4,354	89,388
Klepierre	10,721	436,371
Land Securities Group plc	38,326	516,244
LaSalle Hotel Properties	5,319	157,123
Liberty Property Trust	7,817	328,470
Life Storage, Inc.	2,195	160,323
Link REIT	101,500	824,510
LTC Properties, Inc.	1,339	69,146
Macerich Co. (The)	5,759	330,509
Mack-Cali Realty Corp.	4,868	127,736
Mapletree Logistics Trust	8,000	7,083
MCUBS MidCity Investment Corp.	14	42,541
Mercialys SA	2,186	44,249
Merlin Properties Socimi SA	24,963	336,225
Mid-America Apartment Communities, Inc.	5,396	558,648
Monogram Residential Trust, Inc.	6,052	72,382
Mori Hills REIT Investment Corp.	69	86,934
Mori Trust Sogo Reit, Inc.	39	64,667
National Storage Affiliates Trust	2,507	57,561
NexPoint Residential Trust, Inc.	1,021	25,617
Nippon Building Fund, Inc.	69	372,404

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Equity Real Estate Investment Trusts (REITs) (continued)
Nippon Prologis REIT, Inc.	89	$187,709
Nomura Real Estate Master Fund, Inc.	201	284,959
NorthStar Realty Europe Corp.	2,799	36,135
Orix JREIT, Inc.	131	198,931
Paramount Group, Inc.	9,459	154,844
Park Hotels & Resorts, Inc.	6,865	184,874
Parkway, Inc.	2,171	49,955
Pebblebrook Hotel Trust	3,213	108,182
Pennsylvania REIT	4,925	58,558
Piedmont Office Realty Trust, Inc., Class A	8,351	175,455
Premier Investment Corp.	51	52,089
Prologis, Inc.	26,332	1,601,249
PS Business Parks, Inc.	843	113,350
Public Storage	7,140	1,467,770
Quality Care Properties, Inc.*	4,012	67,482
Ramco-Gershenson Properties Trust	4,398	61,968
Redefine Properties Ltd.	270,483	220,995
Regency Centers Corp.	7,244	479,698
Retail Opportunity Investments Corp.	6,233	126,405
Retail Properties of America, Inc., Class A	10,082	133,385
Rexford Industrial Realty, Inc.	3,790	108,091
RioCan REIT	7,800	150,713
RLJ Lodging Trust	6,060	128,230
Ryman Hospitality Properties, Inc.	2,404	150,466
Saul Centers, Inc.	574	33,958
Scentre Group	269,713	892,193
Segro plc	45,729	318,259
Senior Housing Properties Trust	11,444	222,586
Seritage Growth Properties, Class A	1,215	56,826
Shaftesbury plc	9,363	121,426
Simon Property Group, Inc.	15,129	2,397,947
SL Green Realty Corp.	5,035	519,964
Smart REIT	3,000	75,460
Starwood Waypoint Homes*	4,365	152,600
Summit Hotel Properties, Inc.	5,009	89,811
Sun Communities, Inc.	3,335	296,848
Sunstone Hotel Investors, Inc.	10,061	163,793
Suntec REIT	117,600	164,742
Tanger Factory Outlet Centers, Inc.	4,348	114,918
Taubman Centers, Inc.	2,679	152,355
Tier REIT, Inc.	2,459	45,442
Tokyu REIT, Inc.	33	40,170
UDR, Inc.	12,430	485,889
Unibail-Rodamco SE	4,972	1,243,782
UNITE Group plc (The)	9,420	83,389
United Urban Investment Corp.	148	220,712
Universal Health Realty Income Trust	776	60,124
Urban Edge Properties	5,301	133,214
Ventas, Inc.	17,254	1,162,057
Vicinity Centres	163,525	360,431
Vornado Realty Trust	8,415	667,730
Washington Prime Group, Inc.	10,586	95,486
Washington REIT	4,554	152,240
Weingarten Realty Investors	6,602	214,301
Welltower, Inc.	17,873	1,311,699
Wereldhave NV	1,805	87,431
Westfield Corp.	94,429	581,261
Workspace Group plc	6,324	76,351
Xenia Hotels & Resorts, Inc.	4,847	98,491

		47,556,241

Real Estate Management & Development 1.2%
Aeon Mall Co. Ltd.	6,230	118,791
BR Malls Participacoes SA	44,381	187,865
CA Immobilien Anlagen AG	2,751	71,007
Capital & Counties Properties plc	43,560	165,280
CapitaLand Ltd.	112,300	305,449
Castellum AB	14,016	217,860
Central Pattana PCL	42,800	89,383
Deutsche EuroShop AG	1,389	57,825
Fabege AB	7,919	156,438
First Capital Realty, Inc.	3,800	62,178
Global Logistic Properties Ltd.(a)	250,300	611,295
Grainger plc	14,117	48,953
Hang Lung Properties Ltd.	81,000	201,559
Heiwa Real Estate Co. Ltd.	1,700	26,674
Hongkong Land Holdings Ltd.	51,200	384,404
Hulic Co. Ltd.	18,200	192,306
Hysan Development Co. Ltd.	19,342	93,632
Immofinanz AG*	40,319	98,195
Inmobiliaria Colonial SA	13,465	125,886
Kungsleden AB	10,902	71,698
LEG Immobilien AG	3,096	297,883
Leopalace21 Corp.	13,500	96,380
Mitsui Fudosan Co. Ltd.	49,800	1,145,714
NTT Urban Development Corp.	7,900	80,913
PSP Swiss Property AG (Registered)	1,852	168,535
SM Prime Holdings, Inc.	506,375	350,131
Swiss Prime Site AG (Registered)*	2,997	270,420
Tokyu Fudosan Holdings Corp.	25,900	155,644

		5,852,298

Total Common Stocks (cost $49,374,627)		53,408,539

Short-Term Investment 80.6%

	Shares	Market Value
Money Market Fund 80.6%
JPMorgan U.S. Government Money Market Fund - Institutional Shares, 0.85%(b)	406,076,019	406,076,019

Total Short-Term Investment (cost $406,076,019)		406,076,019

Total Investments (cost $455,450,646)(c) — 91.2%		459,484,558
Other assets in excess of liabilities — 8.8%		44,450,546

NET ASSETS — 100.0%		$503,935,104

*	Denotes a non-income producing security.
(a)	Illiquid security.
(b)	Represents 7-day effective yield as of July 31, 2017.
(c)	At July 31, 2017, the tax basis cost of the Fund’s investments was $455,699,531, tax unrealized appreciation and depreciation were $6,424,180 and $(2,639,153), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

AB	Stock Company
AG	Stock Corporation
CVA	Dutch Certificate
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
PCL	Public Company Limited
plc	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SA de CV	Public Traded Company with Variable Capital
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

At July 31, 2017, the Fund’s open swap contracts were as follows:

Centrally cleared credit default swaps on credit indices — sell protection1

Reference Entity	Fixed Annual Rate Received by Fund	Notional Amount[2]	Implied Credit Spread as of July 31, 2017[3]	Termination Date	Upfront Premium (Received)/Paid[4]	Unrealized Appreciation/ (Depreciation)
Markit CDX Emerging Markets Index Series 27	1.00%	$92,690,000	1.908%	06/20/22	$(4,700,758)	$1,053,390
Markit CDX North America High Yield Index Series 28	5.00%	93,580,000	3.205%	06/20/22	6,112,404	1,571,897

					$1,411,646	$2,625,287

CDX Credit Default Swap Index

1	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Equity Real Estate Investment Trusts (REITs)	$33,140,908	$14,415,333	$—	$47,556,241
Real Estate Management & Development	371,381	5,480,917	—	5,852,298

Total Common Stocks	$33,512,289	$19,896,250	$—	$53,408,539

Swap Contracts*	—	2,625,287	—	2,625,287
Short-Term Investment	406,076,019	—	—	406,076,019

Total	$439,588,308	$22,521,537	$—	$462,109,845

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	The total return swap contract is included in the table at value. Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended July 31, 2017. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund uses credit default swap contracts to create synthetic long exposure to domestic and emerging markets indices. Under the terms of the swap agreements, upfront payments may be exchanged between the seller and the buyer. These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.

As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2017 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2017

Assets:		Fair Value
Swap Contracts(a)
Credit risk	Swap contracts, at value	$2,625,287

Total		$2,625,287

(a)	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks 97.7%

	Shares	Market Value
Aerospace & Defense 2.4%
Arconic, Inc.	53,380	$1,323,290
Boeing Co. (The)	68,107	16,513,223
General Dynamics Corp.	34,441	6,761,801
L3 Technologies, Inc.	9,432	1,650,317
Lockheed Martin Corp.	30,205	8,823,787
Northrop Grumman Corp.	21,186	5,574,672
Raytheon Co.	35,328	6,068,291
Rockwell Collins, Inc.	19,714	2,100,132
Textron, Inc.	32,407	1,592,156
TransDigm Group, Inc.	5,927	1,672,244
United Technologies Corp.	90,403	10,719,084

		62,798,997

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	17,427	1,143,211
Expeditors International of Washington, Inc.	22,111	1,301,896
FedEx Corp.	29,853	6,210,320
United Parcel Service, Inc., Class B	83,549	9,214,619

		17,870,046

Airlines 0.6%
Alaska Air Group, Inc.	14,958	1,274,871
American Airlines Group, Inc.	59,746	3,013,588
Delta Air Lines, Inc.	89,318	4,408,737
Southwest Airlines Co.	73,383	4,073,490
United Continental Holdings, Inc.*	34,196	2,314,385

		15,085,071

Auto Components 0.2%
BorgWarner, Inc.	23,874	1,115,871
Delphi Automotive plc	32,498	2,938,469
Goodyear Tire & Rubber Co. (The)	31,192	982,860

		5,037,200

Automobiles 0.5%
Ford Motor Co.	474,094	5,319,335
General Motors Co.	166,470	5,989,590
Harley-Davidson, Inc.(a)	21,964	1,068,988

		12,377,913

Banks 6.2%
Bank of America Corp.	1,207,491	29,124,683
BB&T Corp.	98,422	4,657,329
Citigroup, Inc.	334,011	22,863,053
Citizens Financial Group, Inc.	61,386	2,153,421
Comerica, Inc.	21,468	1,552,351
Fifth Third Bancorp	90,911	2,427,324
Huntington Bancshares, Inc.	132,096	1,750,272
JPMorgan Chase & Co.	431,091	39,574,154
KeyCorp	134,005	2,417,450
M&T Bank Corp.	18,717	3,053,679
People’s United Financial, Inc.	38,620	673,533
PNC Financial Services Group, Inc. (The)	58,738	7,565,454
Regions Financial Corp.	146,129	2,133,483
SunTrust Banks, Inc.	58,754	3,366,017
US Bancorp	192,293	10,149,224
Wells Fargo & Co.	545,697	29,434,896
Zions Bancorporation	24,460	1,108,527

		164,004,850

Beverages 2.0%
Brown-Forman Corp., Class B	21,549	1,064,521
Coca-Cola Co. (The)	466,701	21,393,574
Constellation Brands, Inc., Class A	20,825	4,026,514
Dr Pepper Snapple Group, Inc.	22,784	2,076,989
Molson Coors Brewing Co., Class B	22,392	1,992,440
Monster Beverage Corp.*	48,923	2,580,688
PepsiCo, Inc.	173,401	20,220,291

		53,355,017

Biotechnology 2.9%
AbbVie, Inc.	193,133	13,501,928
Alexion Pharmaceuticals, Inc.*	27,239	3,741,004
Amgen, Inc.	89,299	15,583,569
Biogen, Inc.*	25,927	7,508,200
Celgene Corp.*	94,748	12,829,827
Gilead Sciences, Inc.	158,547	12,063,841
Incyte Corp.*	20,628	2,749,506
Regeneron Pharmaceuticals, Inc.*	9,247	4,546,010
Vertex Pharmaceuticals, Inc.*	30,217	4,587,545

		77,111,430

Building Products 0.3%
Allegion plc	11,275	915,981
AO Smith Corp.	17,913	959,241
Fortune Brands Home & Security, Inc.	19,022	1,249,175
Johnson Controls International plc	113,814	4,433,055
Masco Corp.	38,783	1,478,796

		9,036,248

Capital Markets 2.9%
Affiliated Managers Group, Inc.	6,879	1,278,325
Ameriprise Financial, Inc.	18,509	2,681,584
Bank of New York Mellon Corp. (The)	126,180	6,691,325
BlackRock, Inc.	14,725	6,280,654
CBOE Holdings, Inc.	11,455	1,082,841
Charles Schwab Corp. (The)	147,658	6,334,528
CME Group, Inc.	41,261	5,059,424
E*TRADE Financial Corp.*	33,319	1,366,079
Franklin Resources, Inc.	41,531	1,859,758
Goldman Sachs Group, Inc. (The)	44,401	10,004,877
Intercontinental Exchange, Inc.	71,880	4,795,115
Invesco Ltd.	50,124	1,742,811
Moody’s Corp.	20,185	2,656,952
Morgan Stanley	172,723	8,100,709
Nasdaq, Inc.	13,845	1,029,653
Northern Trust Corp.	26,184	2,291,362
Raymond James Financial, Inc.	15,567	1,295,019
S&P Global, Inc.	31,286	4,805,217
State Street Corp.	42,936	4,002,923
T. Rowe Price Group, Inc.	29,271	2,421,297

		75,780,453

Chemicals 2.0%
Air Products & Chemicals, Inc.	26,453	3,760,294
Albemarle Corp.	13,446	1,557,047
CF Industries Holdings, Inc.	28,902	848,274
Dow Chemical Co. (The)	136,423	8,763,813
Eastman Chemical Co.	17,716	1,473,263
Ecolab, Inc.	31,673	4,170,384
EI du Pont de Nemours & Co.	105,221	8,650,218
FMC Corp.	16,618	1,269,283
International Flavors & Fragrances, Inc.	9,501	1,265,343
LyondellBasell Industries NV, Class A	40,094	3,612,068
Monsanto Co.	53,281	6,224,286
Mosaic Co. (The)	43,998	1,062,112
PPG Industries, Inc.	31,108	3,274,117
Praxair, Inc.	34,714	4,518,374

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Chemicals (continued)
Sherwin-Williams Co. (The)	9,839	$3,318,400

		53,767,276

Commercial Services & Supplies 0.3%
Cintas Corp.	10,884	1,467,707
Republic Services, Inc.	27,879	1,790,389
Stericycle, Inc.*	10,672	822,598
Waste Management, Inc.	49,306	3,705,346

		7,786,040

Communications Equipment 0.9%
Cisco Systems, Inc.	606,752	19,082,350
F5 Networks, Inc.*	8,078	975,419
Harris Corp.	14,814	1,695,759
Juniper Networks, Inc.	46,399	1,296,852
Motorola Solutions, Inc.	19,859	1,800,814

		24,851,194

Construction & Engineering 0.1%
Fluor Corp.	16,923	734,966
Jacobs Engineering Group, Inc.	15,081	795,070
Quanta Services, Inc.*	17,974	606,263

		2,136,299

Construction Materials 0.1%
Martin Marietta Materials, Inc.	7,600	1,720,868
Vulcan Materials Co.	16,020	1,972,382

		3,693,250

Consumer Finance 0.7%
American Express Co.	91,075	7,762,322
Capital One Financial Corp.	58,545	5,045,408
Discover Financial Services	46,109	2,809,882
Navient Corp.	36,812	542,977
Synchrony Financial	93,427	2,832,707

		18,993,296

Containers & Packaging 0.4%
Avery Dennison Corp.	10,780	1,001,785
Ball Corp.	42,483	1,780,038
International Paper Co.	49,979	2,747,845
Packaging Corp. of America	11,458	1,254,422
Sealed Air Corp.	24,295	1,057,076
WestRock Co.	30,441	1,747,922

		9,589,088

Distributors 0.1%
Genuine Parts Co.	18,273	1,551,926
LKQ Corp.*	37,957	1,311,794

		2,863,720

Diversified Consumer Services 0.0%†
H&R Block, Inc.	24,737	754,479

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B*	230,533	40,336,359
Leucadia National Corp.	40,071	1,043,048

		41,379,407

Diversified Telecommunication Services 2.2%
AT&T, Inc.	745,944	29,091,816
CenturyLink, Inc.(a)	64,842	1,508,873
Level 3 Communications, Inc.*	35,792	2,100,275
Verizon Communications, Inc.	495,011	23,958,532

		56,659,496

Electric Utilities 2.0%
Alliant Energy Corp.	28,205	1,143,149
American Electric Power Co., Inc.	59,644	4,207,288
Duke Energy Corp.	84,885	7,225,411
Edison International	39,531	3,110,299
Entergy Corp.	21,716	1,666,052
Eversource Energy	38,393	2,333,910
Exelon Corp.	112,245	4,303,473
FirstEnergy Corp.	53,885	1,719,470
NextEra Energy, Inc.	56,824	8,301,418
PG&E Corp.	61,975	4,195,088
Pinnacle West Capital Corp.	13,583	1,178,054
PPL Corp.	82,873	3,176,522
Southern Co. (The)	120,617	5,781,173
Xcel Energy, Inc.	61,624	2,915,431

		51,256,738

Electrical Equipment 0.5%
Acuity Brands, Inc.(a)	5,345	1,083,164
AMETEK, Inc.	28,347	1,745,608
Eaton Corp. plc	54,299	4,248,897
Emerson Electric Co.	78,215	4,662,396
Rockwell Automation, Inc.	15,947	2,631,734

		14,371,799

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	37,167	2,847,735
Corning, Inc.	111,740	3,256,104
FLIR Systems, Inc.	17,050	636,306
TE Connectivity Ltd.	43,143	3,468,266

		10,208,411

Energy Equipment & Services 0.8%
Baker Hughes a GE Co.	51,540	1,901,310
Halliburton Co.	105,211	4,465,155
Helmerich & Payne, Inc.(a)	13,421	679,371
National Oilwell Varco, Inc.	45,952	1,503,090
Schlumberger Ltd.	168,518	11,560,335
TechnipFMC plc*	56,437	1,610,712

		21,719,973

Equity Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc.	11,168	1,354,120
American Tower Corp.	51,603	7,035,037
Apartment Investment & Management Co., Class A	19,120	870,916
AvalonBay Communities, Inc.	16,770	3,225,709
Boston Properties, Inc.	18,683	2,258,962
Crown Castle International Corp.	48,895	4,917,859
Digital Realty Trust, Inc.	19,428	2,240,826
Duke Realty Corp.	43,218	1,235,603
Equinix, Inc.	9,460	4,263,906
Equity Residential	44,625	3,037,177
Essex Property Trust, Inc.	8,004	2,094,647
Extra Space Storage, Inc.	15,315	1,217,542
Federal Realty Investment Trust	8,631	1,144,730
GGP, Inc.	71,607	1,619,034
HCP, Inc.	56,930	1,801,834
Host Hotels & Resorts, Inc.	92,056	1,717,765
Iron Mountain, Inc.	30,406	1,107,691
Kimco Realty Corp.	51,374	1,036,727
Macerich Co. (The)	14,984	859,932
Mid-America Apartment Communities, Inc.	13,834	1,432,234
Prologis, Inc.	64,394	3,915,799
Public Storage	18,176	3,736,440
Realty Income Corp.	32,996	1,882,752
Regency Centers Corp.	17,515	1,159,843
Simon Property Group, Inc.	37,857	6,000,335
SL Green Realty Corp.	12,244	1,264,438
UDR, Inc.	33,167	1,296,498

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Equity Real Estate Investment Trusts (REITs) (continued)
Ventas, Inc.	43,112	$2,903,593
Vornado Realty Trust	20,880	1,656,828
Welltower, Inc.	44,795	3,287,505
Weyerhaeuser Co.	91,216	3,011,952

		74,588,234

Food & Staples Retailing 1.8%
Costco Wholesale Corp.	53,188	8,430,830
CVS Health Corp.	123,602	9,879,508
Kroger Co. (The)	110,602	2,711,961
Sysco Corp.	59,781	3,145,676
Walgreens Boots Alliance, Inc.	103,607	8,357,977
Wal-Mart Stores, Inc.	179,154	14,330,528
Whole Foods Market, Inc.	38,851	1,622,418

		48,478,898

Food Products 1.3%
Archer-Daniels-Midland Co.	69,209	2,919,236
Campbell Soup Co.	23,828	1,258,833
Conagra Brands, Inc.	49,119	1,681,835
General Mills, Inc.	69,910	3,891,191
Hershey Co. (The)	17,346	1,826,707
Hormel Foods Corp.	33,117	1,131,608
JM Smucker Co. (The)	14,128	1,722,203
Kellogg Co.	30,615	2,081,820
Kraft Heinz Co. (The)	72,407	6,332,716
McCormick & Co., Inc. (Non-Voting)	13,538	1,290,171
Mondelez International, Inc., Class A	184,076	8,103,025
Tyson Foods, Inc., Class A	35,788	2,267,528

		34,506,873

Health Care Equipment & Supplies 2.8%
Abbott Laboratories	210,579	10,356,275
Align Technology, Inc.*	9,056	1,514,435
Baxter International, Inc.	59,274	3,584,891
Becton Dickinson and Co.	27,628	5,564,279
Boston Scientific Corp.*	166,269	4,426,081
Cooper Cos., Inc. (The)	6,137	1,496,630
CR Bard, Inc.	8,803	2,822,242
Danaher Corp.	74,169	6,044,032
Dentsply Sirona, Inc.	28,490	1,767,234
Edwards Lifesciences Corp.*	25,478	2,934,556
Hologic, Inc.*	34,013	1,503,715
IDEXX Laboratories, Inc.*	10,943	1,821,572
Intuitive Surgical, Inc.*	4,477	4,200,590
Medtronic plc	166,175	13,953,715
ResMed, Inc.	17,244	1,329,857
Stryker Corp.	37,698	5,545,376
Varian Medical Systems, Inc.*	11,473	1,114,258
Zimmer Biomet Holdings, Inc.	24,425	2,963,241

		72,942,979

Health Care Providers & Services 2.7%
Aetna, Inc.	40,270	6,214,064
AmerisourceBergen Corp.	20,691	1,941,230
Anthem, Inc.	32,156	5,987,769
Cardinal Health, Inc.	38,351	2,962,998
Centene Corp.*	21,119	1,677,271
Cigna Corp.	31,080	5,394,245
DaVita, Inc.*	18,670	1,209,443
Envision Healthcare Corp.*	14,561	821,677
Express Scripts Holding Co.*	71,942	4,506,447
HCA Healthcare, Inc.*	34,690	2,786,995
Henry Schein, Inc.*	9,779	1,781,831
Humana, Inc.	17,516	4,049,699
Laboratory Corp. of America Holdings*	12,421	1,973,821
McKesson Corp.	25,585	4,141,444
Patterson Cos., Inc.	9,207	384,116
Quest Diagnostics, Inc.	16,603	1,798,271
UnitedHealth Group, Inc.	116,967	22,435,440
Universal Health Services, Inc., Class B	10,816	1,198,737

		71,265,498

Health Care Technology 0.1%
Cerner Corp.*	35,674	2,296,335

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	50,795	3,392,090
Chipotle Mexican Grill, Inc.*	3,541	1,217,290
Darden Restaurants, Inc.	15,122	1,268,433
Hilton Worldwide Holdings, Inc.	24,644	1,540,989
Marriott International, Inc., Class A	37,686	3,926,504
McDonald’s Corp.	98,868	15,338,382
MGM Resorts International	58,747	1,934,539
Royal Caribbean Cruises Ltd.	20,754	2,346,655
Starbucks Corp.	175,648	9,481,479
Wyndham Worldwide Corp.	12,666	1,321,950
Wynn Resorts Ltd.	9,835	1,272,059
Yum Brands, Inc.	40,095	3,026,371

		46,066,741

Household Durables 0.4%
DR Horton, Inc.	41,437	1,478,887
Garmin Ltd.	14,183	711,845
Leggett & Platt, Inc.	16,526	796,223
Lennar Corp., Class A	24,520	1,285,829
Mohawk Industries, Inc.*	7,661	1,907,512
Newell Brands, Inc.	58,578	3,088,232
PulteGroup, Inc.	35,920	877,166
Whirlpool Corp.	8,951	1,592,204

		11,737,898

Household Products 1.7%
Church & Dwight Co., Inc.	30,258	1,614,264
Clorox Co. (The)	15,927	2,126,095
Colgate-Palmolive Co.	107,142	7,735,653
Kimberly-Clark Corp.	43,040	5,300,806
Procter & Gamble Co. (The)	310,335	28,184,625

		44,961,443

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.	81,352	909,515
NRG Energy, Inc.	38,738	953,730

		1,863,245

Industrial Conglomerates 2.2%
3M Co.	72,551	14,595,085
General Electric Co.	1,056,619	27,060,012
Honeywell International, Inc.	92,543	12,596,953
Roper Technologies, Inc.	12,408	2,884,364

		57,136,414

Insurance 2.8%
Aflac, Inc.	48,124	3,837,889
Allstate Corp. (The)	44,296	4,030,936
American International Group, Inc.	106,679	6,982,141
Aon plc	31,827	4,397,537
Arthur J Gallagher & Co.	21,893	1,287,089
Assurant, Inc.	6,630	697,940
Chubb Ltd.	56,702	8,304,575
Cincinnati Financial Corp.	18,407	1,401,877
Everest Re Group Ltd.	5,104	1,339,239

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
Hartford Financial Services Group, Inc. (The)	44,586	$2,452,230
Lincoln National Corp.	27,193	1,986,721
Loews Corp.	33,452	1,628,443
Marsh & McLennan Cos., Inc.	62,565	4,878,193
MetLife, Inc.	130,977	7,203,735
Principal Financial Group, Inc.	32,550	2,172,712
Progressive Corp. (The)	70,652	3,329,829
Prudential Financial, Inc.	52,040	5,892,489
Torchmark Corp.	13,284	1,049,037
Travelers Cos., Inc. (The)	33,943	4,347,759
Unum Group	27,502	1,378,675
Willis Towers Watson plc	15,425	2,296,474
XL Group Ltd.	31,832	1,413,341

		72,308,861

Internet & Direct Marketing Retail 2.7%
Amazon.com, Inc.*	48,139	47,550,741
Expedia, Inc.	14,957	2,340,322
Netflix, Inc.*	52,300	9,500,818
Priceline Group, Inc. (The)*	5,966	12,102,031
TripAdvisor, Inc.*	14,190	553,694

		72,047,606

Internet Software & Services 4.7%
Akamai Technologies, Inc.*	21,431	1,010,257
Alphabet, Inc., Class A*	36,114	34,145,787
Alphabet, Inc., Class C*	36,209	33,692,475
eBay, Inc.*	122,107	4,362,883
Facebook, Inc., Class A*	286,827	48,545,470
VeriSign, Inc.*(a)	10,943	1,107,103

		122,863,975

IT Services 3.8%
Accenture plc, Class A	75,251	9,693,834
Alliance Data Systems Corp.	6,752	1,630,135
Automatic Data Processing, Inc.	54,304	6,457,289
Cognizant Technology Solutions Corp., Class A	71,452	4,953,053
CSRA, Inc.	17,856	582,284
DXC Technology Co.	34,359	2,693,058
Fidelity National Information Services, Inc.	40,107	3,658,561
Fiserv, Inc.*	25,767	3,311,060
Gartner, Inc.*	11,323	1,452,967
Global Payments, Inc.	18,970	1,790,199
International Business Machines Corp.	103,739	15,007,921
Mastercard, Inc., Class A	113,853	14,550,413
Paychex, Inc.	38,706	2,239,142
PayPal Holdings, Inc.*	135,558	7,936,921
Total System Services, Inc.	20,488	1,300,169
Visa, Inc., Class A	224,072	22,308,608
Western Union Co. (The)	57,187	1,129,443

		100,695,057

Leisure Products 0.1%
Hasbro, Inc.	13,649	1,445,156
Mattel, Inc.	41,848	837,797

		2,282,953

Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc.	39,145	2,340,480
Illumina, Inc.*	17,724	3,081,317
Mettler-Toledo International, Inc.*	3,144	1,801,763
PerkinElmer, Inc.	13,584	894,235
Thermo Fisher Scientific, Inc.	47,493	8,336,446
Waters Corp.*	9,679	1,678,726

		18,132,967

Machinery 1.5%
Caterpillar, Inc.	71,485	8,145,716
Cummins, Inc.	18,776	3,152,490
Deere & Co.(a)	35,733	4,583,829
Dover Corp.	18,766	1,576,344
Flowserve Corp.	16,193	666,018
Fortive Corp.	36,619	2,370,714
Illinois Tool Works, Inc.	37,773	5,315,039
Ingersoll-Rand plc	31,105	2,733,507
PACCAR, Inc.	42,576	2,914,327
Parker-Hannifin Corp.	16,165	2,683,067
Pentair plc	20,322	1,281,709
Snap-on, Inc.	7,053	1,087,573
Stanley Black & Decker, Inc.	18,586	2,614,864
Xylem, Inc.	22,254	1,262,470

		40,387,667

Media 3.1%
CBS Corp. (Non-Voting), Class B	44,665	2,940,297
Charter Communications, Inc., Class A*	26,171	10,256,676
Comcast Corp., Class A	574,222	23,227,280
Discovery Communications, Inc., Class A*(a)	18,316	450,574
Discovery Communications, Inc., Class C*	27,624	638,943
DISH Network Corp., Class A*	27,534	1,763,002
Interpublic Group of Cos., Inc. (The)	48,883	1,056,362
News Corp., Class A	47,261	676,305
News Corp., Class B	15,246	224,116
Omnicom Group, Inc.	28,237	2,223,381
Scripps Networks Interactive, Inc., Class A	11,823	1,033,448
Time Warner, Inc.	94,110	9,638,746
Twenty-First Century Fox, Inc., Class A	130,342	3,792,952
Twenty-First Century Fox, Inc., Class B	56,650	1,625,289
Viacom, Inc., Class B	43,254	1,510,430
Walt Disney Co. (The)	176,504	19,403,085

		80,460,886

Metals & Mining 0.3%
Freeport-McMoRan, Inc.*	161,347	2,358,893
Newmont Mining Corp.	64,759	2,407,092
Nucor Corp.	38,697	2,231,656

		6,997,641

Multiline Retail 0.4%
Dollar General Corp.	30,593	2,299,370
Dollar Tree, Inc.*	29,237	2,107,403
Kohl’s Corp.	20,597	851,686
Macy’s, Inc.	38,039	903,426
Nordstrom, Inc.(a)	13,251	643,601
Target Corp.	66,867	3,789,353

		10,594,839

Multi-Utilities 1.0%
Ameren Corp.	29,443	1,651,752
CenterPoint Energy, Inc.	52,295	1,474,196
CMS Energy Corp.	34,096	1,576,599
Consolidated Edison, Inc.	37,028	3,068,140
Dominion Energy, Inc.	76,302	5,888,988
DTE Energy Co.	21,748	2,328,341
NiSource, Inc.	40,014	1,042,765
Public Service Enterprise Group, Inc.	61,308	2,757,021
SCANA Corp.	17,045	1,097,187

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Multi-Utilities (continued)
Sempra Energy	30,409	$3,436,521
WEC Energy Group, Inc.	38,271	2,409,925

		26,731,435

Oil, Gas & Consumable Fuels 5.1%
Anadarko Petroleum Corp.	67,895	3,100,765
Apache Corp.	46,057	2,278,900
Cabot Oil & Gas Corp.	56,489	1,404,881
Chesapeake Energy Corp.*(a)	100,311	497,543
Chevron Corp.	229,869	25,099,396
Cimarex Energy Co.	11,518	1,140,628
Concho Resources, Inc.*	17,946	2,337,646
ConocoPhillips	150,011	6,805,999
Devon Energy Corp.	63,652	2,120,248
EOG Resources, Inc.	70,040	6,663,606
EQT Corp.	21,251	1,353,689
Exxon Mobil Corp.	514,153	41,152,806
Hess Corp.	33,240	1,480,510
Kinder Morgan, Inc.	232,916	4,758,474
Marathon Oil Corp.	102,648	1,255,385
Marathon Petroleum Corp.	62,959	3,525,074
Newfield Exploration Co.*	25,056	719,859
Noble Energy, Inc.	54,447	1,574,063
Occidental Petroleum Corp.	92,714	5,741,778
ONEOK, Inc.	46,063	2,605,784
Phillips 66	53,223	4,457,426
Pioneer Natural Resources Co.	20,641	3,366,547
Range Resources Corp.	23,197	489,689
Tesoro Corp.	18,216	1,813,038
Valero Energy Corp.	54,297	3,744,864
Williams Cos., Inc. (The)	100,239	3,185,595

		132,674,193

Personal Products 0.2%
Coty, Inc., Class A	58,589	1,199,903
Estee Lauder Cos., Inc. (The), Class A	27,164	2,688,964

		3,888,867

Pharmaceuticals 4.8%
Allergan plc	40,755	10,283,709
Bristol-Myers Squibb Co.	199,870	11,372,603
Eli Lilly & Co.	117,851	9,741,564
Johnson & Johnson	326,935	43,390,813
Merck & Co., Inc.	331,928	21,203,561
Mylan NV*	55,879	2,178,722
Perrigo Co. plc	17,373	1,301,585
Pfizer, Inc.	724,180	24,013,809
Zoetis, Inc.	59,572	3,724,441

		127,210,807

Professional Services 0.3%
Equifax, Inc.	14,587	2,121,533
IHS Markit Ltd.*	39,341	1,835,258
Nielsen Holdings plc	40,637	1,747,797
Robert Half International, Inc.	16,152	730,878
Verisk Analytics, Inc.*	18,638	1,626,352

		8,061,818

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*	36,532	1,387,851

Road & Rail 0.8%
CSX Corp.	112,000	5,526,080
JB Hunt Transport Services, Inc.	10,699	970,506
Kansas City Southern	13,162	1,358,187
Norfolk Southern Corp.	35,177	3,960,227
Union Pacific Corp.	98,026	10,092,757

		21,907,757

Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc.*(a)	97,200	1,322,892
Analog Devices, Inc.	44,886	3,546,443
Applied Materials, Inc.	130,414	5,778,644
Broadcom Ltd.	48,712	12,015,302
Intel Corp.	571,403	20,267,664
KLA-Tencor Corp.	18,990	1,759,044
Lam Research Corp.	19,581	3,122,386
Microchip Technology, Inc.(a)	27,857	2,229,674
Micron Technology, Inc.*	126,199	3,548,716
NVIDIA Corp.	72,213	11,735,334
Qorvo, Inc.*	15,762	1,080,643
QUALCOMM, Inc.	179,247	9,534,148
Skyworks Solutions, Inc.	22,409	2,350,032
Texas Instruments, Inc.	120,936	9,841,772
Xilinx, Inc.	30,045	1,900,647

		90,033,341

Software 4.9%
Activision Blizzard, Inc.	84,145	5,198,478
Adobe Systems, Inc.*	60,057	8,797,750
ANSYS, Inc.*	10,624	1,376,339
Autodesk, Inc.*	23,530	2,606,889
CA, Inc.	38,450	1,193,488
Citrix Systems, Inc.*	18,788	1,483,876
Electronic Arts, Inc.*	37,638	4,393,860
Intuit, Inc.	29,545	4,053,869
Microsoft Corp.	936,904	68,112,921
Oracle Corp.	364,450	18,196,989
Red Hat, Inc.*	21,587	2,134,307
salesforce.com, Inc.*	81,140	7,367,512
Symantec Corp.	73,788	2,286,690
Synopsys, Inc.*	18,276	1,399,393

		128,602,361

Specialty Retail 2.1%
Advance Auto Parts, Inc.	9,374	1,049,982
AutoNation, Inc.*(a)	8,448	358,026
AutoZone, Inc.*	3,415	1,843,485
Best Buy Co., Inc.	32,211	1,879,190
CarMax, Inc.*(a)	22,467	1,488,439
Foot Locker, Inc.	16,650	785,714
Gap, Inc. (The)	27,219	648,629
Home Depot, Inc. (The)	145,089	21,705,314
L Brands, Inc.	29,566	1,371,567
Lowe’s Cos., Inc.	104,121	8,058,965
O’Reilly Automotive, Inc.*	11,040	2,255,472
Ross Stores, Inc.	47,495	2,627,423
Signet Jewelers Ltd.(a)	8,392	513,255
Staples, Inc.	80,461	816,679
Tiffany & Co.	13,021	1,243,636
TJX Cos., Inc. (The)	77,995	5,483,828
Tractor Supply Co.	16,297	914,588
Ulta Beauty, Inc.*	7,053	1,771,784

		54,815,976

Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	632,680	94,098,497
Hewlett Packard Enterprise Co.	201,926	3,535,724
HP, Inc.	204,271	3,901,576
NetApp, Inc.	33,867	1,470,505
Seagate Technology plc	35,991	1,186,263

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	35,200	$2,996,224
Xerox Corp.	26,428	810,547

		107,999,336

Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	34,119	1,608,370
Hanesbrands, Inc.(a)	44,190	1,012,835
Michael Kors Holdings Ltd.*	18,883	688,096
NIKE, Inc., Class B	160,817	9,496,244
PVH Corp.	9,463	1,128,841
Ralph Lauren Corp.	6,939	524,935
Under Armour, Inc., Class A*(a)	20,976	419,940
Under Armour, Inc., Class C*(a)	23,331	422,524
VF Corp.	38,841	2,415,522

		17,717,307

Tobacco 1.4%
Altria Group, Inc.	234,466	15,233,256
Philip Morris International, Inc.	188,450	21,994,000

		37,227,256

Trading Companies & Distributors 0.1%
Fastenal Co.	35,055	1,505,963
United Rentals, Inc.*	10,227	1,216,604
WW Grainger, Inc.	6,744	1,124,494

		3,847,061

Water Utilities 0.1%
American Water Works Co., Inc.	21,659	1,756,545

Total Common Stocks (cost $1,488,780,201)		2,568,966,612

Short-Term Investment 0.0%†

	Shares	Market Value
Money Market Fund 0.0%†

Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.91%(b)(c)	826,870	826,870

Total Short-Term Investment (cost $826,870)		826,870

Repurchase Agreement 0.4%

	Principal Amount	Market Value
Royal Bank of Canada, 1.02%, dated 07/31/17, due 08/01/17, repurchase price $9,751,328, collateralized by U.S. Treasury Notes, ranging from 1.75% - 2.00%, maturing 10/31/20 - 04/30/24; total market value $9,946,104.(c)	$9,751,052	9,751,052

Total Repurchase Agreement (cost $9,751,052)		9,751,052

Total Investments (cost $1,499,358,123)(d) — 98.1%		2,579,544,534
Other assets in excess of liabilities — 1.9%		48,855,152

NET ASSETS — 100.0%		$2,628,399,686

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $17,765,710 which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $826,870 and $9,751,052, respectively, and by $7,711,334 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.75% - 8.13%, and maturity dates ranging from 10/31/17 - 11/15/43; a total value of $18,289,256.
(b)	Represents 7-day effective yield as of July 31, 2017.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2017 was $10,577,922.
(d)	At July 31, 2017, the tax basis cost of the Fund’s investments was $1,551,343,714, tax unrealized appreciation and depreciation were $1,067,199,611 and $(38,998,791), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
NV	Public Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

At July 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
533	S&P 500 E-mini	09/15/17	$65,772,200	$(24,582)

At July 31, 2017, the Fund has $2,261,200 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,568,966,612	$—	$—	$2,568,966,612
Repurchase Agreement	—	9,751,052	—	9,751,052
Short-Term Investment	826,870	—	—	826,870

Total Assets	$2,569,793,482	$9,751,052	$—	$2,579,544,534

Liabilities:
Futures Contracts	(24,582)	—	—	(24,582)

Total Liabilities	$(24,582)	$—	$—	$(24,582)

Total	$2,569,768,900	$9,751,052	$—	$2,579,519,952

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Futures Contracts

The Fund is subject to equity price in the normal course of pursuing its investment objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2017

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(24,582)

Total		$(24,582)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks 98.3%

	Shares	Market Value
Aerospace & Defense 1.4%
AAR Corp.	9,533	$356,534
Aerojet Rocketdyne Holdings, Inc.*	20,551	481,921
Aerovironment, Inc.*	6,389	241,440
Astronics Corp.*	6,357	185,942
Axon Enterprise, Inc.*(a)	15,497	381,071
Cubic Corp.	7,654	364,713
Curtiss-Wright Corp.	13,124	1,265,416
DigitalGlobe, Inc.*	18,382	641,532
Ducommun, Inc.*	3,034	87,865
Engility Holdings, Inc.*	5,060	147,600
Esterline Technologies Corp.*	7,773	750,095
KeyW Holding Corp. (The)*(a)	14,118	124,662
KLX, Inc.*	15,368	797,907
Kratos Defense & Security Solutions, Inc.*	21,233	233,669
Mercury Systems, Inc.*	13,894	610,086
Moog, Inc., Class A*	9,590	712,729
National Presto Industries, Inc.(a)	1,481	167,501
Sparton Corp.*	2,791	64,360
Triumph Group, Inc.	14,902	381,491
Vectrus, Inc.*	3,148	107,063

		8,103,597

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	15,358	374,121
Atlas Air Worldwide Holdings, Inc.*	6,892	409,385
Echo Global Logistics, Inc.*	8,681	118,496
Forward Air Corp.	8,792	455,689
Hub Group, Inc., Class A*	9,865	335,903
Park-Ohio Holdings Corp.	2,595	103,151
Radiant Logistics, Inc.*	11,369	49,228

		1,845,973

Airlines 0.3%
Allegiant Travel Co.	3,968	512,864
Hawaiian Holdings, Inc.*	15,849	656,149
SkyWest, Inc.	14,884	543,266

		1,712,279

Auto Components 1.1%
American Axle & Manufacturing Holdings, Inc.*	25,142	370,593
Cooper Tire & Rubber Co.	15,802	577,563
Cooper-Standard Holdings, Inc.*	5,206	532,365
Dana, Inc.	43,226	1,025,321
Dorman Products, Inc.*	8,111	633,307
Fox Factory Holding Corp.*	10,375	398,919
Gentherm, Inc.*	10,712	358,316
Horizon Global Corp.*	7,031	98,012
LCI Industries	7,125	760,594
Modine Manufacturing Co.*	14,583	236,974
Motorcar Parts of America, Inc.*	5,549	155,205
Shiloh Industries, Inc.*	2,495	18,513
Standard Motor Products, Inc.	6,318	318,301
Stoneridge, Inc.*	8,434	128,703
Superior Industries International, Inc.	7,440	145,452
Tenneco, Inc.	15,876	877,943
Tower International, Inc.	6,208	153,338

		6,789,419

Automobiles 0.0%†
Winnebago Industries, Inc.	9,384	345,331

Banks 10.1%
1st Source Corp.	4,847	237,988
Access National Corp.	4,422	117,581
ACNB Corp.	1,673	47,597
Allegiance Bancshares, Inc.*	3,351	125,830
American National Bankshares, Inc.	2,495	94,186
Ameris Bancorp	10,760	492,808
Ames National Corp.(a)	2,667	78,943
Arrow Financial Corp.	3,455	112,633
Atlantic Capital Bancshares, Inc.*	6,179	119,255
Banc of California, Inc.(a)	13,091	269,020
BancFirst Corp.	2,420	258,335
Banco Latinoamericano de Comercio Exterior SA, Class E	8,826	232,212
Bancorp, Inc. (The)*	14,717	114,057
BancorpSouth, Inc.	25,962	780,158
Bank of Commerce Holdings	4,396	45,499
Bank of Marin Bancorp	1,796	119,703
Bank of NT Butterfield & Son Ltd. (The)	15,910	542,372
Bankwell Financial Group, Inc.	1,662	54,530
Banner Corp.	9,776	564,760
Bar Harbor Bankshares	4,647	129,605
BCB Bancorp, Inc.(a)	2,826	42,390
Berkshire Hills Bancorp, Inc.	10,598	393,716
Blue Hills Bancorp, Inc.	7,449	141,159
Boston Private Financial Holdings, Inc.	24,051	369,183
Bridge Bancorp, Inc.	5,534	179,855
Brookline Bancorp, Inc.	22,411	332,803
Bryn Mawr Bank Corp.	4,970	210,976
BSB Bancorp, Inc.*	2,479	73,254
C&F Financial Corp.	873	43,475
Cadence BanCorp*	2,521	57,580
Camden National Corp.	4,288	180,096
Capital Bank Financial Corp., Class A	8,635	328,130
Capital City Bank Group, Inc.	3,224	68,865
Capstar Financial Holdings, Inc.*(a)	2,517	44,299
Carolina Financial Corp.	4,249	142,936
Cathay General Bancorp	22,185	830,828
CenterState Banks, Inc.	15,940	398,341
Central Pacific Financial Corp.	8,393	259,595
Central Valley Community Bancorp	2,399	52,730
Century Bancorp, Inc., Class A	902	60,163
Chemical Financial Corp.	21,054	1,014,592
Chemung Financial Corp.	1,041	42,160
Citizens & Northern Corp.	3,362	77,595
City Holding Co.	4,506	295,729
Civista Bancshares, Inc.(a)	2,842	58,119
CNB Financial Corp.	4,186	110,343
CoBiz Financial, Inc.	11,527	202,875
Codorus Valley Bancorp, Inc.	2,370	66,265
Columbia Banking System, Inc.	17,257	687,519
Commerce Union Bancshares, Inc.	1,967	48,172
Community Bank System, Inc.	14,602	801,650
Community Bankers Trust Corp.*(a)	6,089	52,365
Community Financial Corp. (The)(a)	1,128	41,860
Community Trust Bancorp, Inc.	4,572	197,510
ConnectOne Bancorp, Inc.	9,200	207,000
County Bancorp, Inc.	1,534	38,335
CU Bancorp*	5,058	186,640
Customers Bancorp, Inc.*	8,412	251,098
CVB Financial Corp.	30,733	661,989
DNB Financial Corp.	867	29,868

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
Eagle Bancorp, Inc.*	9,348	$583,783
Enterprise Bancorp, Inc.	2,725	92,078
Enterprise Financial Services Corp.	6,646	262,849
Equity Bancshares, Inc., Class A*	3,144	108,688
Evans Bancorp, Inc.(a)	1,329	54,157
Farmers & Merchants Bancorp, Inc.(a)	1,239	73,906
Farmers Capital Bank Corp.	2,241	84,150
Farmers National Banc Corp.	7,591	104,376
FB Financial Corp.*(a)	2,132	73,277
FCB Financial Holdings, Inc., Class A*	10,468	493,566
Fidelity Southern Corp.	6,313	132,952
Financial Institutions, Inc.	4,240	124,656
First Bancorp	7,233	226,393
First BanCorp, Puerto Rico*	49,374	289,332
First Bancorp, Inc.	3,123	84,134
First Bancshares, Inc. (The)(a)	2,423	67,238
First Busey Corp.	11,111	324,886
First Business Financial Services, Inc.	2,297	48,834
First Citizens BancShares, Inc., Class A	2,200	809,644
First Commonwealth Financial Corp.	28,763	374,782
First Community Bancshares, Inc.	4,762	129,622
First Connecticut Bancorp, Inc.	4,281	109,594
First Financial Bancorp	18,063	462,413
First Financial Bankshares, Inc.(a)	18,948	819,501
First Financial Corp.	3,072	141,466
First Financial Northwest, Inc.	1,952	32,032
First Foundation, Inc.*	8,134	141,044
First Guaranty Bancshares, Inc.	1,086	29,528
First Internet Bancorp	2,178	71,765
First Interstate BancSystem, Inc., Class A	7,395	270,287
First Merchants Corp.	12,056	487,545
First Mid-Illinois Bancshares, Inc.	2,979	109,002
First Midwest Bancorp, Inc.	30,318	673,363
First Northwest Bancorp*	3,140	47,885
First of Long Island Corp. (The)	6,681	186,734
Flushing Financial Corp.	8,439	240,765
FNB Bancorp	1,482	40,874
Franklin Financial Network, Inc.*	3,523	121,720
Fulton Financial Corp.	51,447	938,908
German American Bancorp, Inc.	6,403	229,419
Glacier Bancorp, Inc.	22,713	793,138
Great Southern Bancorp, Inc.	3,263	169,513
Great Western Bancorp, Inc.	17,561	685,055
Green Bancorp, Inc.*	6,300	141,435
Guaranty Bancorp	6,945	185,084
Guaranty Bancshares, Inc.	581	17,668
Hancock Holding Co.	25,230	1,160,580
Hanmi Financial Corp.	9,511	272,490
HarborOne Bancorp, Inc.*	4,362	84,536
Heartland Financial USA, Inc.	7,260	341,946
Heritage Commerce Corp.	10,722	148,929
Heritage Financial Corp.	8,821	239,931
Hilltop Holdings, Inc.	22,499	563,150
Home BancShares, Inc.	38,354	951,179
HomeTrust Bancshares, Inc.*	5,011	121,016
Hope Bancorp, Inc.	38,111	671,897
Horizon Bancorp	5,968	157,376
Howard Bancorp, Inc.*	2,514	49,400
IBERIABANK Corp.	15,032	1,215,337
Independent Bank Corp.	14,126	696,108
Independent Bank Group, Inc.	5,237	316,053
International Bancshares Corp.	16,237	574,790
Investar Holding Corp.(a)	2,376	53,816
Investors Bancorp, Inc.	77,225	1,025,548
Lakeland Bancorp, Inc.	13,268	256,736
Lakeland Financial Corp.	6,973	320,758
LCNB Corp.	2,804	56,220
LegacyTexas Financial Group, Inc.	14,030	543,242
Live Oak Bancshares, Inc.(a)	5,934	149,833
Macatawa Bank Corp.	8,053	77,711
MainSource Financial Group, Inc.	6,981	243,916
MB Financial, Inc.	24,053	983,768
MBT Financial Corp.	5,296	50,842
Mercantile Bank Corp.	4,836	153,882
Middlefield Banc Corp.(a)	759	35,483
Midland States Bancorp, Inc.	4,525	143,714
MidSouth Bancorp, Inc.(a)	2,602	29,272
MidWestOne Financial Group, Inc.	3,291	113,276
MutualFirst Financial, Inc.	1,737	60,621
National Bank Holdings Corp., Class A	7,373	251,640
National Bankshares, Inc.(a)	2,077	79,964
National Commerce Corp.*	2,893	116,009
NBT Bancorp, Inc.	12,491	451,425
Nicolet Bankshares, Inc.*	2,637	142,846
Northrim BanCorp, Inc.	1,957	57,047
Norwood Financial Corp.(a)	1,110	47,552
OFG Bancorp(a)	13,274	133,404
Ohio Valley Banc Corp.(a)	1,158	39,198
Old Line Bancshares, Inc.	2,453	66,427
Old National Bancorp	39,495	643,768
Old Point Financial Corp.(a)	1,012	32,505
Old Second Bancorp, Inc.	8,925	105,761
Opus Bank	6,198	147,512
Orrstown Financial Services, Inc.	2,355	58,875
Pacific Continental Corp.	6,430	163,322
Pacific Mercantile Bancorp*	5,140	40,606
Pacific Premier Bancorp, Inc.*	11,633	417,625
Paragon Commercial Corp.*(a)	1,228	64,986
Park National Corp.	3,934	388,561
Park Sterling Corp.	16,071	186,745
Parke Bancorp, Inc.	1,618	32,684
Peapack Gladstone Financial Corp.	4,788	149,721
Penns Woods Bancorp, Inc.	1,417	60,718
Peoples Bancorp of North Carolina, Inc.(a)	1,201	37,976
Peoples Bancorp, Inc.	4,962	161,761
Peoples Financial Services Corp.	2,093	89,518
People’s Utah Bancorp	3,980	110,644
Preferred Bank	3,690	207,193
Premier Financial Bancorp, Inc.	3,157	59,983
QCR Holdings, Inc.	3,644	167,442
Renasant Corp.	12,744	540,218
Republic Bancorp, Inc., Class A	2,948	105,833
Republic First Bancorp, Inc.*(a)	14,505	129,094
S&T Bancorp, Inc.	9,913	375,504
Sandy Spring Bancorp, Inc.	7,129	285,445
Seacoast Banking Corp. of Florida*	11,862	277,215
ServisFirst Bancshares, Inc.	13,642	495,750
Shore Bancshares, Inc.	3,582	60,500
Sierra Bancorp	3,539	96,969
Simmons First National Corp., Class A	8,983	490,023
SmartFinancial, Inc.*	2,048	51,343
South State Corp.	8,569	717,654
Southern First Bancshares, Inc.*	1,718	63,308
Southern National Bancorp of Virginia, Inc.	3,732	63,145
Southside Bancshares, Inc.	8,260	286,870
Southwest Bancorp, Inc.	5,515	143,942

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
State Bank Financial Corp.	11,129	$305,491
Sterling Bancorp	39,205	905,636
Stock Yards Bancorp, Inc.	6,439	230,838
Stonegate Bank	4,151	193,229
Summit Financial Group, Inc.(a)	3,093	67,396
Sun Bancorp, Inc.	3,433	83,594
Sunshine Bancorp, Inc.*(a)	2,167	49,516
Texas Capital Bancshares, Inc.*	14,930	1,169,765
Tompkins Financial Corp.	4,253	334,754
Towne Bank	16,603	519,674
TriCo Bancshares	6,269	231,326
TriState Capital Holdings, Inc.*	6,857	157,711
Triumph Bancorp, Inc.*	4,713	133,849
Trustmark Corp.	20,078	641,693
Two River Bancorp(a)	2,042	37,328
UMB Financial Corp.	13,505	940,758
Umpqua Holdings Corp.	66,345	1,230,036
Union Bankshares Corp.	12,767	394,373
Union Bankshares, Inc.	1,295	56,786
United Bankshares, Inc.	29,759	1,026,685
United Community Banks, Inc.	20,787	577,047
United Security Bancshares	3,655	34,357
Unity Bancorp, Inc.	2,144	39,664
Univest Corp. of Pennsylvania	7,421	226,341
Valley National Bancorp	76,841	912,871
Veritex Holdings, Inc.*	4,228	112,676
Washington Trust Bancorp, Inc.	4,510	245,570
WashingtonFirst Bankshares, Inc.	2,575	88,168
WesBanco, Inc.	12,488	477,416
West Bancorporation, Inc.	4,769	109,687
Westamerica Bancorporation(a)	7,580	414,778
Wintrust Financial Corp.	16,447	1,238,624
Xenith Bankshares, Inc.*	1,527	43,031

		59,498,426

Beverages 0.3%
Boston Beer Co., Inc. (The), Class A*(a)	2,646	414,893
Castle Brands, Inc.*(a)	25,659	45,929
Coca-Cola Bottling Co. Consolidated	1,431	343,569
Craft Brew Alliance, Inc.*	3,744	65,520
MGP Ingredients, Inc.(a)	3,759	221,631
National Beverage Corp.	3,583	365,896
Primo Water Corp.*	7,513	93,236

		1,550,674

Biotechnology 5.4%
Abeona Therapeutics, Inc.*(a)	7,117	60,139
Acceleron Pharma, Inc.*	9,501	305,457
Achaogen, Inc.*(a)	8,603	163,543
Achillion Pharmaceuticals, Inc.*	35,648	146,157
Acorda Therapeutics, Inc.*	12,872	278,679
Adamas Pharmaceuticals, Inc.*(a)	4,951	85,900
Aduro Biotech, Inc.*(a)	12,119	155,729
Advaxis, Inc.*(a)	10,338	66,887
Agenus, Inc.*	21,749	96,566
Aimmune Therapeutics, Inc.*(a)	10,424	224,324
Akebia Therapeutics, Inc.*	11,348	149,680
Alder Biopharmaceuticals, Inc.*(a)	14,193	152,575
AMAG Pharmaceuticals, Inc.*(a)	10,593	208,152
Amicus Therapeutics, Inc.*	42,597	551,631
AnaptysBio, Inc.*(a)	1,688	41,069
Anavex Life Sciences Corp.*(a)	9,509	38,607
Ardelyx, Inc.*	9,599	49,915
Arena Pharmaceuticals, Inc.*	9,902	235,272
Array BioPharma, Inc.*	51,237	384,790
Asterias Biotherapeutics, Inc.*(a)	8,032	28,514
Atara Biotherapeutics, Inc.*(a)	7,028	107,177
Athersys, Inc.*(a)	34,207	50,968
Audentes Therapeutics, Inc.*(a)	4,506	90,526
Avexis, Inc.*	7,295	675,882
Axovant Sciences Ltd.*(a)	8,852	202,888
Bellicum Pharmaceuticals, Inc.*(a)	8,195	86,703
BioCryst Pharmaceuticals, Inc.*	24,631	125,864
Biohaven Pharmaceutical Holding Co. Ltd.*	2,994	77,125
BioSpecifics Technologies Corp.*	1,655	80,516
BioTime, Inc.*(a)	24,521	66,207
Bluebird Bio, Inc.*	13,322	1,255,598
Blueprint Medicines Corp.*	11,517	602,685
Calithera Biosciences, Inc.*(a)	9,055	138,541
Cara Therapeutics, Inc.*(a)	7,806	109,596
Cascadian Therapeutics, Inc.*(a)	10,039	41,060
Catalyst Pharmaceuticals, Inc.*(a)	21,036	61,846
Celldex Therapeutics, Inc.*(a)	35,957	82,342
ChemoCentryx, Inc.*	6,652	67,451
Chimerix, Inc.*	12,523	62,239
Clovis Oncology, Inc.*(a)	12,865	1,091,081
Coherus Biosciences, Inc.*	11,382	148,535
Conatus Pharmaceuticals, Inc.*(a)	7,646	42,282
Concert Pharmaceuticals, Inc.*	4,981	71,876
Corbus Pharmaceuticals Holdings, Inc.*	13,101	77,951
Corvus Pharmaceuticals, Inc.*(a)	2,471	30,220
Curis, Inc.*	33,942	66,187
Cytokinetics, Inc.*	12,310	172,955
CytomX Therapeutics, Inc.*	8,576	115,690
Dynavax Technologies Corp.*	15,041	238,400
Eagle Pharmaceuticals, Inc.*(a)	2,574	126,512
Edge Therapeutics, Inc.*	4,891	52,676
Editas Medicine, Inc.*(a)	10,063	170,266
Emergent BioSolutions, Inc.*	9,949	361,845
Enanta Pharmaceuticals, Inc.*	4,843	184,567
Epizyme, Inc.*(a)	12,199	139,069
Esperion Therapeutics, Inc.*	4,275	193,615
Exact Sciences Corp.*(a)	32,583	1,264,220
Fate Therapeutics, Inc.*	11,074	32,004
FibroGen, Inc.*	17,618	601,655
Five Prime Therapeutics, Inc.*	8,188	230,410
Flexion Therapeutics, Inc.*(a)	8,029	183,061
Fortress Biotech, Inc.*(a)	11,698	51,939
Foundation Medicine, Inc.*(a)	4,075	144,051
Genocea Biosciences, Inc.*(a)	8,395	47,768
Genomic Health, Inc.*	5,685	181,352
Geron Corp.*(a)	45,781	121,320
Global Blood Therapeutics, Inc.*	10,963	286,134
Halozyme Therapeutics, Inc.*	31,889	404,353
Heron Therapeutics, Inc.*(a)	13,539	214,593
Idera Pharmaceuticals, Inc.*(a)	33,689	61,988
Ignyta, Inc.*	14,791	140,515
Immune Design Corp.*(a)	4,474	55,030
ImmunoGen, Inc.*(a)	25,420	150,995
Immunomedics, Inc.*(a)	29,302	250,825
Inovio Pharmaceuticals, Inc.*(a)	20,094	111,723
Insmed, Inc.*	17,718	286,500
Insys Therapeutics, Inc.*(a)	7,135	81,767
Intellia Therapeutics, Inc.*(a)	4,211	70,913
Invitae Corp.*(a)	11,540	107,091
Iovance Biotherapeutics, Inc.*	17,121	100,158
Ironwood Pharmaceuticals, Inc.*	39,991	709,840

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
Jounce Therapeutics, Inc.*(a)	2,107	$27,201
Karyopharm Therapeutics, Inc.*	9,991	84,324
Keryx Biopharmaceuticals, Inc.*(a)	23,872	167,343
Kindred Biosciences, Inc.*	6,099	44,523
Kite Pharma, Inc.*(a)	14,512	1,573,247
Kura Oncology, Inc.*	4,067	36,806
La Jolla Pharmaceutical Co.*(a)	5,242	155,320
Lexicon Pharmaceuticals, Inc.*(a)	13,115	213,775
Ligand Pharmaceuticals, Inc.*(a)	6,089	736,221
Loxo Oncology, Inc.*	5,933	429,015
MacroGenics, Inc.*	9,889	163,366
Madrigal Pharmaceuticals, Inc.*(a)	1,086	16,833
Matinas BioPharma Holdings, Inc.*(a)	15,632	17,508
MediciNova, Inc.*(a)	8,941	46,583
Merrimack Pharmaceuticals, Inc.(a)	37,915	50,427
MiMedx Group, Inc.*(a)	29,966	448,291
Minerva Neurosciences, Inc.*(a)	6,256	41,602
Miragen Therapeutics, Inc.*(a)	3,697	50,575
Momenta Pharmaceuticals, Inc.*	21,767	360,244
Myriad Genetics, Inc.*(a)	19,095	463,436
NantKwest, Inc.*(a)	9,068	58,579
Natera, Inc.*	9,292	74,986
NewLink Genetics Corp.*(a)	6,546	47,262
Novavax, Inc.*(a)	81,570	84,833
Novelion Therapeutics, Inc.*	4,364	39,494
Nymox Pharmaceutical Corp.*(a)	8,265	31,076
Organovo Holdings, Inc.*(a)	29,999	70,198
Otonomy, Inc.*	8,348	156,942
Ovid therapeutics, Inc.*(a)	1,507	12,342
PDL BioPharma, Inc.*	50,459	114,542
Pieris Pharmaceuticals, Inc.*(a)	10,120	52,624
Portola Pharmaceuticals, Inc.*	14,529	896,439
Progenics Pharmaceuticals, Inc.*	21,531	129,832
Protagonist Therapeutics, Inc.*(a)	2,244	27,354
Prothena Corp. plc*(a)	11,291	697,332
PTC Therapeutics, Inc.*(a)	10,074	207,726
Puma Biotechnology, Inc.*(a)	8,479	805,929
Ra Pharmaceuticals, Inc.*	3,481	51,206
Radius Health, Inc.*(a)	11,048	486,443
Recro Pharma, Inc.*	3,977	30,265
REGENXBIO, Inc.*(a)	8,154	146,772
Repligen Corp.*	10,135	408,136
Retrophin, Inc.*	11,328	229,279
Rigel Pharmaceuticals, Inc.*	39,428	93,444
Sage Therapeutics, Inc.*	10,251	817,517
Sangamo Therapeutics, Inc.*	21,000	180,600
Sarepta Therapeutics, Inc.*(a)	17,576	678,082
Selecta Biosciences, Inc.*	3,456	58,890
Seres Therapeutics, Inc.*(a)	5,387	72,886
Spark Therapeutics, Inc.*	6,899	489,829
Spectrum Pharmaceuticals, Inc.*	23,523	175,482
Stemline Therapeutics, Inc.*	7,158	65,854
Strongbridge Biopharma plc*(a)	6,321	50,252
Syndax Pharmaceuticals, Inc.*	2,603	31,522
Synergy Pharmaceuticals, Inc.*(a)	67,368	261,388
Syros Pharmaceuticals, Inc.*(a)	3,681	84,000
TG Therapeutics, Inc.*(a)	13,454	154,721
Tocagen, Inc.*(a)	2,494	26,985
Trevena, Inc.*	16,680	43,535
Ultragenyx Pharmaceutical, Inc.*(a)	11,747	779,061
Vanda Pharmaceuticals, Inc.*	13,035	202,694
VBI Vaccines, Inc.*	6,184	28,570
Veracyte, Inc.*	6,944	55,552
Versartis, Inc.*	9,303	172,106
Voyager Therapeutics, Inc.*(a)	3,298	27,176
vTv Therapeutics, Inc., Class A*	3,134	13,664
XBiotech, Inc.*(a)	5,325	24,442
Xencor, Inc.*	10,958	255,869
ZIOPHARM Oncology, Inc.*(a)	38,987	215,598

		31,628,682

Building Products 1.2%
AAON, Inc.	11,936	403,437
Advanced Drainage Systems, Inc.	10,062	206,774
American Woodmark Corp.*	4,115	403,887
Apogee Enterprises, Inc.	8,405	437,816
Armstrong Flooring, Inc.*	7,104	123,325
Builders FirstSource, Inc.*	28,732	450,230
Caesarstone Ltd.*	6,972	244,717
Continental Building Products, Inc.*	11,746	258,412
CSW Industrials, Inc.*	4,370	170,648
Gibraltar Industries, Inc.*	9,542	284,829
Griffon Corp.	8,792	180,236
Insteel Industries, Inc.	5,263	138,522
JELD-WEN Holding, Inc.*	6,898	225,220
Masonite International Corp.*	8,845	686,814
NCI Building Systems, Inc.*	11,865	213,570
Patrick Industries, Inc.*	4,685	356,529
PGT Innovations, Inc.*	15,076	195,988
Ply Gem Holdings, Inc.*	6,695	117,163
Quanex Building Products Corp.	9,619	206,809
Simpson Manufacturing Co., Inc.	12,375	548,089
Trex Co., Inc.*	8,792	661,246
Universal Forest Products, Inc.	5,889	493,793

		7,008,054

Capital Markets 1.3%
Actua Corp.*	8,193	110,605
Arlington Asset Investment Corp., Class A(a)	6,847	88,326
Artisan Partners Asset Management, Inc., Class A	13,405	445,716
Associated Capital Group, Inc., Class A	1,342	45,024
B. Riley Financial, Inc.	4,419	85,950
Cohen & Steers, Inc.	6,109	246,804
Cowen, Inc.*	7,755	124,080
Diamond Hill Investment Group, Inc.	915	180,712
Donnelley Financial Solutions, Inc.*	7,932	184,022
Evercore Partners, Inc., Class A	12,144	955,126
Fifth Street Asset Management, Inc.(a)	2,465	10,107
Financial Engines, Inc.	17,318	665,877
GAIN Capital Holdings, Inc.	11,035	74,045
GAMCO Investors, Inc., Class A	1,385	42,533
Greenhill & Co., Inc.	8,046	148,851
Hamilton Lane, Inc., Class A	4,225	94,894
Houlihan Lokey, Inc.	6,316	234,829
INTL. FCStone, Inc.*	4,287	167,750
Investment Technology Group, Inc.	9,991	220,501
Ladenburg Thalmann Financial Services, Inc.*	30,915	70,486
Medley Management, Inc., Class A	1,529	9,786
Moelis & Co., Class A	7,267	297,220
OM Asset Management plc	16,343	246,289
Oppenheimer Holdings, Inc., Class A	2,976	46,872
Piper Jaffray Cos.	4,395	274,248
PJT Partners, Inc., Class A	5,429	235,510
Pzena Investment Management, Inc., Class A	4,591	48,435
Safeguard Scientifics, Inc.*	6,092	72,495

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
Silvercrest Asset Management Group, Inc., Class A	2,243	$28,374
Stifel Financial Corp.*	19,763	1,004,949
Virtu Financial, Inc., Class A(a)	7,623	126,161
Virtus Investment Partners, Inc.	1,985	233,833
Waddell & Reed Financial, Inc., Class A(a)	24,070	497,527
Westwood Holdings Group, Inc.	2,412	142,187
WisdomTree Investments, Inc.(a)	34,850	363,834

		7,823,958

Chemicals 2.1%
A Schulman, Inc.	8,656	227,653
AdvanSix, Inc.*	8,888	297,570
AgroFresh Solutions, Inc.*(a)	7,600	59,280
American Vanguard Corp.	8,897	157,477
Balchem Corp.	9,390	728,664
Calgon Carbon Corp.	15,267	244,272
Chase Corp.	2,191	236,738
Codexis, Inc.*	12,587	67,970
Core Molding Technologies, Inc.*	2,121	40,447
Ferro Corp.*	24,574	472,804
Flotek Industries, Inc.*(a)	16,752	141,052
FutureFuel Corp.	7,422	108,064
GCP Applied Technologies, Inc.*	21,235	643,421
Hawkins, Inc.	2,960	133,052
HB Fuller Co.	15,017	773,676
Ingevity Corp.*	12,741	745,349
Innophos Holdings, Inc.	5,845	244,146
Innospec, Inc.	6,977	435,365
Intrepid Potash, Inc.*(a)	28,006	84,858
KMG Chemicals, Inc.	2,557	129,435
Koppers Holdings, Inc.*	6,141	222,918
Kraton Corp.*	8,786	326,839
Kronos Worldwide, Inc.	6,179	131,736
LSB Industries, Inc.*(a)	6,241	44,186
Minerals Technologies, Inc.	10,397	736,108
OMNOVA Solutions, Inc.*	12,916	121,410
PolyOne Corp.	24,204	885,382
Quaker Chemical Corp.	3,854	546,767
Rayonier Advanced Materials, Inc.	13,076	194,963
Sensient Technologies Corp.	13,156	978,280
Stepan Co.	5,809	477,326
Trecora Resources*	6,136	70,871
Tredegar Corp.	7,763	117,221
Trinseo SA	13,210	928,663
Tronox Ltd., Class A	18,979	367,813
Valhi, Inc.	6,575	21,106

		12,142,882

Commercial Services & Supplies 2.5%
ABM Industries, Inc.	16,720	746,046
ACCO Brands Corp.*	32,269	375,934
Advanced Disposal Services, Inc.*	7,387	178,618
Aqua Metals, Inc.*(a)	4,919	57,454
ARC Document Solutions, Inc.*	13,495	46,693
Brady Corp., Class A	13,700	454,840
Brink’s Co. (The)	13,491	1,054,322
Casella Waste Systems, Inc., Class A*	11,858	198,977
CECO Environmental Corp.	8,907	86,042
Covanta Holding Corp.	35,105	530,085
Deluxe Corp.	14,595	1,053,759
Ennis, Inc.	7,752	149,226
Essendant, Inc.	11,486	143,345
Healthcare Services Group, Inc.	20,991	1,096,780
Heritage-Crystal Clean, Inc.*	4,278	80,426
Herman Miller, Inc.	17,823	600,190
HNI Corp.	13,145	496,224
Hudson Technologies, Inc.*	10,756	87,016
InnerWorkings, Inc.*	13,890	163,763
Interface, Inc.	18,977	359,614
Kimball International, Inc., Class B	11,050	184,204
Knoll, Inc.	14,170	274,331
LSC Communications, Inc.	10,057	215,019
Matthews International Corp., Class A	9,331	611,647
McGrath RentCorp	7,124	253,116
Mobile Mini, Inc.	12,984	399,907
MSA Safety, Inc.	9,883	792,221
Multi-Color Corp.	4,057	326,588
NL Industries, Inc.*	2,997	23,377
Quad/Graphics, Inc.	9,618	216,020
RR Donnelley & Sons Co.	20,034	247,620
SP Plus Corp.*	5,249	171,642
Steelcase, Inc., Class A	25,626	349,795
Team, Inc.*	8,769	125,835
Tetra Tech, Inc.	16,935	803,566
UniFirst Corp.	4,525	643,681
US Ecology, Inc.	6,499	337,298
Viad Corp.	6,155	329,600
VSE Corp.	2,608	135,225
West Corp.	12,980	303,343

		14,703,389

Communications Equipment 1.9%
Acacia Communications, Inc.*(a)	5,506	240,998
ADTRAN, Inc.	14,858	348,420
Aerohive Networks, Inc.*	9,375	44,156
Applied Optoelectronics, Inc.*(a)	5,317	518,354
CalAmp Corp.*	10,280	196,348
Calix, Inc.*	12,291	84,193
Ciena Corp.*	41,991	1,081,268
Clearfield, Inc.*	3,294	37,881
Comtech Telecommunications Corp.	6,738	121,284
Digi International, Inc.*	7,842	81,949
EMCORE Corp.	7,950	92,220
Extreme Networks, Inc.*	32,374	284,568
Finisar Corp.*	33,132	901,853
Harmonic, Inc.*	23,158	94,948
Infinera Corp.*	43,008	504,484
InterDigital, Inc.	10,435	760,190
KVH Industries, Inc.*	4,446	48,461
Lumentum Holdings, Inc.*	18,091	1,132,497
NETGEAR, Inc.*	9,577	458,738
NetScout Systems, Inc.*	26,382	910,179
Oclaro, Inc.*(a)	49,261	481,773
Plantronics, Inc.	9,871	445,972
Quantenna Communications, Inc.*	6,271	126,737
ShoreTel, Inc.*	20,372	151,771
Sonus Networks, Inc.*	14,477	98,878
Ubiquiti Networks, Inc.*(a)	6,864	374,088
ViaSat, Inc.*(a)	15,804	1,044,486
Viavi Solutions, Inc.*	68,005	746,015

		11,412,709

Construction & Engineering 1.2%
Aegion Corp.*	9,852	235,857
Ameresco, Inc., Class A*	6,101	39,961
Argan, Inc.	4,315	278,102
Chicago Bridge & Iron Co. NV(a)	29,994	562,087
Comfort Systems USA, Inc.	10,940	364,302
Dycom Industries, Inc.*(a)	9,202	833,701
EMCOR Group, Inc.	17,478	1,179,765

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Construction & Engineering (continued)
Granite Construction, Inc.	11,778	$577,358
Great Lakes Dredge & Dock Corp.*	18,043	71,270
HC2 Holdings, Inc.*	10,066	60,497
IES Holdings, Inc.*	2,174	36,958
KBR, Inc.	42,803	638,621
Layne Christensen Co.*	5,166	54,708
MasTec, Inc.*	19,881	918,502
MYR Group, Inc.*	4,758	151,352
Northwest Pipe Co.*	2,710	40,948
NV5 Global, Inc.*	2,106	87,504
Orion Group Holdings, Inc.*	8,235	57,810
Primoris Services Corp.	11,668	290,767
Sterling Construction Co., Inc.*	7,487	95,684
Tutor Perini Corp.*	11,199	297,893

		6,873,647

Construction Materials 0.2%
Forterra, Inc.*(a)	5,835	52,107
Summit Materials, Inc., Class A*	32,037	911,132
United States Lime & Minerals, Inc.	616	50,031
US Concrete, Inc.*(a)	4,531	355,004

		1,368,274

Consumer Finance 0.6%
Elevate Credit, Inc.*	4,265	35,101
Encore Capital Group, Inc.*(a)	7,219	289,482
Enova International, Inc.*	9,752	141,404
EZCORP, Inc., Class A*	15,335	119,613
FirstCash, Inc.	14,207	826,137
Green Dot Corp., Class A*	13,548	545,171
LendingClub Corp.*	94,748	480,372
Nelnet, Inc., Class A	6,000	294,540
PRA Group, Inc.*	13,660	535,472
Regional Management Corp.*	3,223	77,320
World Acceptance Corp.*	1,838	138,898

		3,483,510

Containers & Packaging 0.1%
Greif, Inc., Class A	7,648	428,976
Greif, Inc., Class B	1,734	103,867
Myers Industries, Inc.	6,568	111,656
UFP Technologies, Inc.*	1,738	50,141

		694,640

Distributors 0.1%
Core-Mark Holding Co., Inc.	13,393	491,121
VOXX International Corp.*	5,782	38,740
Weyco Group, Inc.	2,081	58,018

		587,879

Diversified Consumer Services 0.8%
Adtalem Global Education, Inc.	18,746	609,245
American Public Education, Inc.*	4,694	99,982
Ascent Capital Group, Inc., Class A*	3,072	51,917
Bridgepoint Education, Inc.*	5,693	55,279
Cambium Learning Group, Inc.*	4,843	23,828
Capella Education Co.	3,431	235,710
Career Education Corp.*	20,559	172,901
Carriage Services, Inc.	4,492	109,560
Chegg, Inc.*(a)	24,823	343,798
Collectors Universe, Inc.	2,361	58,742
Grand Canyon Education, Inc.*	13,906	1,023,064
Houghton Mifflin Harcourt Co.*	30,742	367,367
K12, Inc.*	10,422	184,574
Laureate Education, Inc., Class A*	10,113	172,123
Liberty Tax, Inc.	2,264	31,922
Regis Corp.*	11,259	118,557
Sotheby’s*	11,396	644,900
Strayer Education, Inc.	3,201	251,663
Weight Watchers International, Inc.*(a)	8,367	299,706

		4,854,838

Diversified Financial Services 0.1%
FNFV Group*	18,868	325,473
Marlin Business Services Corp.	2,354	61,204
NewStar Financial, Inc.	9,046	98,963
On Deck Capital, Inc.*(a)	14,467	62,208
Tiptree, Inc.	6,902	47,279

		595,127

Diversified Telecommunication Services 0.7%
ATN International, Inc.	3,168	183,744
Cincinnati Bell, Inc.*	12,830	239,279
Cogent Communications Holdings, Inc.	12,443	519,495
Consolidated Communications Holdings, Inc.(a)	19,478	350,604
Frontier Communications Corp.(a)	23,476	359,418
General Communication, Inc., Class A*	7,912	337,605
Globalstar, Inc.*(a)	131,947	244,102
Hawaiian Telcom Holdco, Inc.*	1,866	54,562
IDT Corp., Class B	5,265	77,975
Intelsat SA*(a)	11,505	36,471
Iridium Communications, Inc.*(a)	24,935	248,103
Lumos Networks Corp.*	6,502	116,451
Ooma, Inc.*(a)	5,041	41,840
ORBCOMM, Inc.*	20,179	234,278
pdvWireless, Inc.*(a)	2,971	73,384
Straight Path Communications, Inc., Class B*	2,558	458,905
Vonage Holdings Corp.*	59,419	392,760
Windstream Holdings, Inc.(a)	57,155	216,617

		4,185,593

Electric Utilities 1.1%
ALLETE, Inc.	15,176	1,111,946
El Paso Electric Co.	11,924	618,856
Genie Energy Ltd., Class B	4,876	32,328
IDACORP, Inc.	14,979	1,293,586
MGE Energy, Inc.	10,290	684,799
Otter Tail Corp.	11,637	470,717
PNM Resources, Inc.	23,732	945,720
Portland General Electric Co.	26,591	1,188,352
Spark Energy, Inc., Class A(a)	3,453	71,822

		6,418,126

Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	1,933	57,197
Atkore International Group, Inc.*	9,730	202,579
AZZ, Inc.	7,698	390,289
Babcock & Wilcox Enterprises, Inc.*	13,582	142,611
Encore Wire Corp.	5,893	262,828
Energous Corp.*(a)	5,629	82,915
EnerSys	12,968	937,197
Generac Holdings, Inc.*	18,529	666,488
General Cable Corp.	14,651	282,764
LSI Industries, Inc.	7,032	58,858
Plug Power, Inc.*(a)	66,592	150,498
Powell Industries, Inc.	2,602	82,874
Preformed Line Products Co.	688	33,519
Revolution Lighting Technologies, Inc.*(a)	3,473	25,665
Sunrun, Inc.*(a)	25,267	190,261
Thermon Group Holdings, Inc.*	9,755	174,322
TPI Composites, Inc.*	3,160	59,534
Vicor Corp.*	5,014	88,999
Vivint Solar, Inc.*(a)	8,385	43,183

		3,932,581

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Electronic Equipment, Instruments & Components 2.8%
Akoustis Technologies, Inc.*(a)	2,453	$17,024
Anixter International, Inc.*	8,677	683,314
AVX Corp.	14,340	256,256
Badger Meter, Inc.	8,135	368,109
Bel Fuse, Inc., Class B	2,735	69,059
Belden, Inc.	12,587	905,509
Benchmark Electronics, Inc.*	14,710	494,991
Control4 Corp.*	7,233	165,274
CTS Corp.	9,695	213,290
Daktronics, Inc.	11,232	109,849
Electro Scientific Industries, Inc.*	9,172	79,338
ePlus, Inc.*	3,738	302,404
Fabrinet*	10,815	486,783
FARO Technologies, Inc.*	4,602	181,779
Fitbit, Inc., Class A*(a)	52,232	269,517
II-VI, Inc.*	17,722	675,208
Insight Enterprises, Inc.*	10,541	427,121
Iteris, Inc.*(a)	6,721	42,275
Itron, Inc.*	10,130	739,490
KEMET Corp.*	13,531	227,997
Kimball Electronics, Inc.*	7,851	152,702
Knowles Corp.*	26,100	395,415
Littelfuse, Inc.	6,641	1,196,575
Maxwell Technologies, Inc.*(a)	8,927	52,223
Mesa Laboratories, Inc.	913	131,956
Methode Electronics, Inc.	10,878	432,401
MicroVision, Inc.*(a)	20,180	45,809
MTS Systems Corp.	5,058	266,557
Napco Security Technologies, Inc.*	3,350	30,652
Novanta, Inc.*	9,603	354,351
OSI Systems, Inc.*	5,181	414,325
Park Electrochemical Corp.	5,856	110,034
PC Connection, Inc.	3,314	85,501
PCM, Inc.*	2,922	36,160
Plexus Corp.*	9,874	529,345
Radisys Corp.*	10,632	25,942
Rogers Corp.*	5,360	632,319
Sanmina Corp.*	22,009	789,023
ScanSource, Inc.*	7,231	286,348
SYNNEX Corp.	8,608	1,023,663
Systemax, Inc.	3,402	61,644
Tech Data Corp.*	10,406	1,065,574
TTM Technologies, Inc.*	27,390	476,038
VeriFone Systems, Inc.*	33,181	647,361
Vishay Intertechnology, Inc.	40,028	714,500
Vishay Precision Group, Inc.*	3,683	64,453

		16,735,458

Energy Equipment & Services 1.4%
Archrock, Inc.	21,105	231,100
Atwood Oceanics, Inc.*(a)	21,872	171,914
Basic Energy Services, Inc.*(a)	5,160	115,584
Bristow Group, Inc.(a)	10,190	75,100
C&J Energy Services, Inc.*	13,773	445,419
CARBO Ceramics, Inc.*(a)	7,242	51,201
Diamond Offshore Drilling, Inc.*(a)	19,244	239,010
Dril-Quip, Inc.*	11,229	500,813
Ensco plc, Class A(a)	90,680	479,697
Era Group, Inc.*	5,712	50,037
Exterran Corp.*	9,612	266,156
Fairmount Santrol Holdings, Inc.*(a)	46,276	135,126
Forum Energy Technologies, Inc.*	20,435	270,764
Frank’s International NV(a)	14,799	119,872
Geospace Technologies Corp.*	3,945	60,713
Gulf Island Fabrication, Inc.(a)	3,855	43,947
Helix Energy Solutions Group, Inc.*	39,822	260,436
Independence Contract Drilling, Inc.*	8,687	33,619
Keane Group, Inc.*(a)	9,733	149,207
Key Energy Services, Inc.*(a)	2,999	56,441
Mammoth Energy Services, Inc.*	2,493	36,572
Matrix Service Co.*	8,249	85,377
McDermott International, Inc.*	84,108	569,411
Natural Gas Services Group, Inc.*	3,785	94,436
NCS Multistage Holdings, Inc.*(a)	3,267	73,344
Newpark Resources, Inc.*	25,746	214,979
Noble Corp. plc	72,870	291,480
Oil States International, Inc.*	15,144	376,328
Parker Drilling Co.*	36,573	43,888
PHI, Inc. (Non-Voting)*	3,551	34,445
Pioneer Energy Services Corp.*	22,659	49,850
ProPetro Holding Corp.*(a)	7,492	97,396
RigNet, Inc.*(a)	3,844	72,844
Rowan Cos. plc, Class A*	34,718	405,159
SEACOR Holdings, Inc.*	4,637	158,075
SEACOR Marine Holdings, Inc.*	4,662	67,972
Select Energy Services, Inc., Class A*(a)	1,145	17,782
Smart Sand, Inc.*	6,433	42,329
Solaris Oilfield Infrastructure, Inc., Class A*(a)	3,002	39,176
Superior Energy Services, Inc.*	45,267	487,073
Tesco Corp.*	13,961	64,221
TETRA Technologies, Inc.*	36,367	102,191
Unit Corp.*	14,911	268,100
US Silica Holdings, Inc.	24,290	707,568
Willbros Group, Inc.*	15,145	30,896

		8,187,048

Equity Real Estate Investment Trusts (REITs) 7.0%
Acadia Realty Trust	24,935	741,567
Agree Realty Corp.	7,671	377,183
Alexander’s, Inc.	632	274,914
Altisource Residential Corp.	15,511	201,798
American Assets Trust, Inc.	12,072	490,244
Armada Hoffler Properties, Inc.	13,896	184,261
Ashford Hospitality Prime, Inc.	7,082	73,369
Ashford Hospitality Trust, Inc.	24,233	152,426
Bluerock Residential Growth REIT, Inc.	7,823	105,298
Care Capital Properties, Inc.	16,644	403,118
CareTrust REIT, Inc.	21,549	393,054
CatchMark Timber Trust, Inc., Class A	11,769	135,461
CBL & Associates Properties, Inc.	51,294	450,874
Cedar Realty Trust, Inc.	24,938	129,179
Chatham Lodging Trust	11,139	230,355
Chesapeake Lodging Trust	18,020	454,645
City Office REIT, Inc.	9,769	124,164
Clipper Realty, Inc.	4,694	52,573
Community Healthcare Trust, Inc.	3,866	98,080
CorEnergy Infrastructure Trust, Inc.	3,727	132,718
Cousins Properties, Inc.	124,821	1,147,105
DiamondRock Hospitality Co.	59,985	700,625
Easterly Government Properties, Inc.	11,499	229,865
EastGroup Properties, Inc.	9,924	865,174
Education Realty Trust, Inc.	22,095	829,667
Farmland Partners, Inc.	10,311	92,077
FelCor Lodging Trust, Inc.	38,934	287,333
First Industrial Realty Trust, Inc.	35,090	1,070,947

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Equity Real Estate Investment Trusts (REITs) (continued)
First Potomac Realty Trust	17,217	$191,625
Four Corners Property Trust, Inc.	18,067	458,540
Franklin Street Properties Corp.	31,701	335,080
GEO Group, Inc. (The)	36,620	1,074,797
Getty Realty Corp.	8,186	212,672
Gladstone Commercial Corp.	7,354	156,493
Global Medical REIT, Inc.	4,371	40,650
Global Net Lease, Inc.	20,655	454,410
Government Properties Income Trust	23,753	421,141
Gramercy Property Trust	45,156	1,364,614
Healthcare Realty Trust, Inc.	34,651	1,153,878
Hersha Hospitality Trust	12,022	225,533
Independence Realty Trust, Inc.	18,332	185,520
InfraREIT, Inc.	12,926	290,706
Investors Real Estate Trust	37,493	233,206
iStar, Inc.*	21,052	251,571
Jernigan Capital, Inc.	2,820	59,953
Kite Realty Group Trust	25,045	514,174
LaSalle Hotel Properties	34,163	1,009,175
Lexington Realty Trust	65,652	668,337
LTC Properties, Inc.	11,840	611,418
Mack-Cali Realty Corp.	26,627	698,692
MedEquities Realty Trust, Inc.	9,294	111,993
Monmouth Real Estate Investment Corp.	20,336	313,378
Monogram Residential Trust, Inc.	51,280	613,309
National Health Investors, Inc.	11,918	920,665
National Storage Affiliates Trust	13,431	308,376
New Senior Investment Group, Inc.	23,698	246,222
NexPoint Residential Trust, Inc.	5,591	140,278
NorthStar Realty Europe Corp.	16,475	212,692
One Liberty Properties, Inc.	4,621	113,584
Parkway, Inc.	12,855	295,794
Pebblebrook Hotel Trust	20,761	699,023
Pennsylvania REIT	20,707	246,206
Physicians Realty Trust	51,794	964,404
Potlatch Corp.	11,913	570,037
Preferred Apartment Communities, Inc., Class A	9,437	162,977
PS Business Parks, Inc.	5,947	799,634
QTS Realty Trust, Inc., Class A	14,006	748,901
Quality Care Properties, Inc.*	28,004	471,027
RAIT Financial Trust	24,297	48,594
Ramco-Gershenson Properties Trust	23,902	336,779
Retail Opportunity Investments Corp.	31,867	646,263
Rexford Industrial Realty, Inc.	19,940	568,689
RLJ Lodging Trust	36,488	772,086
Ryman Hospitality Properties, Inc.	13,125	821,494
Sabra Health Care REIT, Inc.	19,154	444,373
Saul Centers, Inc.	3,376	199,724
Select Income REIT	19,069	447,549
Seritage Growth Properties, Class A	7,566	353,862
STAG Industrial, Inc.	26,849	732,709
Starwood Waypoint Homes*	30,166	1,054,603
Summit Hotel Properties, Inc.	30,583	548,353
Sunstone Hotel Investors, Inc.	65,375	1,064,305
Terreno Realty Corp.	14,622	506,214
Tier REIT, Inc.	14,736	272,321
UMH Properties, Inc.	7,860	130,004
Universal Health Realty Income Trust	3,789	293,572
Urban Edge Properties	29,275	735,681
Urstadt Biddle Properties, Inc., Class A	9,218	193,025
Washington Prime Group, Inc.	56,831	512,616
Washington REIT	23,111	772,601
Whitestone REIT	11,891	155,178
Xenia Hotels & Resorts, Inc.	31,380	637,642

		41,226,996

Food & Staples Retailing 0.5%
Andersons, Inc. (The)	8,127	279,975
Chefs’ Warehouse, Inc. (The)*	5,659	82,055
Ingles Markets, Inc., Class A	4,315	127,293
Natural Grocers by Vitamin Cottage, Inc.*(a)	2,367	20,853
Performance Food Group Co.*	21,098	607,622
PriceSmart, Inc.	6,538	550,827
Smart & Final Stores, Inc.*(a)	7,078	60,871
SpartanNash Co.	10,797	299,509
SUPERVALU, Inc.*	80,873	289,525
United Natural Foods, Inc.*	15,066	580,493
Village Super Market, Inc., Class A	2,052	50,746
Weis Markets, Inc.	2,891	136,773

		3,086,542

Food Products 1.3%
Alico, Inc.	1,037	31,317
Amplify Snack Brands, Inc.*(a)	9,947	104,046
B&G Foods, Inc.	19,805	717,931
Calavo Growers, Inc.	4,698	347,887
Cal-Maine Foods, Inc.*(a)	9,005	343,541
Darling Ingredients, Inc.*	48,936	796,189
Dean Foods Co.	27,300	409,500
Farmer Brothers Co.*	2,429	75,663
Fresh Del Monte Produce, Inc.	9,717	500,134
Freshpet, Inc.*(a)	6,835	116,537
Hostess Brands, Inc.*(a)	23,766	363,144
J&J Snack Foods Corp.	4,499	591,169
John B Sanfilippo & Son, Inc.	2,686	172,764
Lancaster Colony Corp.	5,613	688,266
Landec Corp.*	7,997	98,363
Lifeway Foods, Inc.*	1,982	18,175
Limoneira Co.	3,391	77,179
Omega Protein Corp.	6,462	103,392
Sanderson Farms, Inc.(a)	6,010	785,808
Seneca Foods Corp., Class A*	1,894	54,358
Snyder’s-Lance, Inc.	25,546	888,745
Tootsie Roll Industries, Inc.(a)	5,022	186,818

		7,470,926

Gas Utilities 1.3%
Chesapeake Utilities Corp.	4,548	351,333
Delta Natural Gas Co., Inc.(a)	2,174	66,155
New Jersey Resources Corp.	25,560	1,077,354
Northwest Natural Gas Co.	8,447	533,006
ONE Gas, Inc.	15,496	1,127,799
RGC Resources, Inc.	1,848	49,619
South Jersey Industries, Inc.	24,025	816,129
Southwest Gas Holdings, Inc.	14,101	1,129,490
Spire, Inc.	14,054	1,020,320
WGL Holdings, Inc.	15,286	1,310,316

		7,481,521

Health Care Equipment & Supplies 3.6%
Abaxis, Inc.	6,326	297,322
Accuray, Inc.*	24,154	102,654
Analogic Corp.	3,764	264,233
AngioDynamics, Inc.*	10,778	175,142
Anika Therapeutics, Inc.*	4,291	219,528
Antares Pharma, Inc.*(a)	42,338	132,941
AtriCure, Inc.*	9,781	236,994
Atrion Corp.	421	266,156
AxoGen, Inc.*	7,559	119,432

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Cantel Medical Corp.	10,725	$795,795
Cardiovascular Systems, Inc.*	9,227	291,112
Cerus Corp.*(a)	30,735	69,461
ConforMIS, Inc.*(a)	10,496	52,585
CONMED Corp.	8,133	417,386
Corindus Vascular Robotics, Inc.*(a)	24,868	41,281
CryoLife, Inc.*	9,792	183,600
Cutera, Inc.*	3,889	101,308
Endologix, Inc.*(a)	24,631	120,446
Entellus Medical, Inc.*(a)	3,617	63,478
Exactech, Inc.*	3,192	93,047
FONAR Corp.*(a)	1,782	45,797
GenMark Diagnostics, Inc.*	13,133	155,363
Glaukos Corp.*	8,519	342,293
Globus Medical, Inc., Class A*	20,991	645,473
Haemonetics Corp.*	15,283	628,590
Halyard Health, Inc.*	13,888	558,575
ICU Medical, Inc.*	4,425	760,658
Inogen, Inc.*	5,046	476,241
Insulet Corp.*	17,132	861,911
Integer Holdings Corp.*	9,024	413,299
Integra LifeSciences Holdings Corp.*	18,189	903,266
Invacare Corp.	9,458	148,018
iRhythm Technologies, Inc.*	4,109	169,948
K2M Group Holdings, Inc.*	11,992	291,765
Lantheus Holdings, Inc.*	7,693	141,936
LeMaitre Vascular, Inc.	4,024	145,146
LivaNova plc*(a)	14,402	877,658
Masimo Corp.*	13,307	1,258,842
Meridian Bioscience, Inc.	12,471	168,982
Merit Medical Systems, Inc.*	14,371	589,211
Natus Medical, Inc.*	9,600	337,920
Neogen Corp.*	10,834	713,636
Nevro Corp.*	8,247	709,737
Novocure Ltd.*(a)	17,143	353,146
NuVasive, Inc.*	15,070	991,455
NxStage Medical, Inc.*	18,783	442,340
Obalon Therapeutics, Inc.*(a)	1,607	13,660
OraSure Technologies, Inc.*	16,700	292,918
Orthofix International NV*	5,265	228,396
Oxford Immunotec Global plc*	6,755	113,484
Penumbra, Inc.*	8,701	710,437
Pulse Biosciences, Inc.*(a)	2,687	52,208
Quidel Corp.*	8,409	269,004
Quotient Ltd.*	7,910	43,663
Rockwell Medical, Inc.*(a)	14,559	103,806
RTI Surgical, Inc.*	16,280	92,796
Sientra, Inc.*	4,163	42,796
Spectranetics Corp. (The)*	12,539	482,752
STAAR Surgical Co.*	12,258	125,645
Surmodics, Inc.*	3,890	102,307
Tactile Systems Technology, Inc.*(a)	2,708	80,021
Utah Medical Products, Inc.	1,040	71,864
Varex Imaging Corp.*	11,159	344,255
ViewRay, Inc.*(a)	8,676	41,037
Viveve Medical, Inc.*(a)	4,464	29,507
Wright Medical Group NV*	30,775	808,459

		21,224,122

Health Care Providers & Services 2.0%
AAC Holdings, Inc.*(a)	3,165	19,845
Aceto Corp.	8,805	148,628
Addus HomeCare Corp.*	2,251	76,421
Almost Family, Inc.*	3,785	187,168
Amedisys, Inc.*	8,285	392,378
American Renal Associates Holdings, Inc.*(a)	2,661	45,503
AMN Healthcare Services, Inc.*	14,186	523,463
BioScrip, Inc.*(a)	27,914	80,671
BioTelemetry, Inc.*	8,340	285,228
Capital Senior Living Corp.*	7,464	103,003
Chemed Corp.	4,671	922,522
Civitas Solutions, Inc.*	4,598	82,074
Community Health Systems, Inc.*	28,482	203,646
CorVel Corp.*	2,981	141,747
Cross Country Healthcare, Inc.*	11,257	132,382
Diplomat Pharmacy, Inc.*(a)	14,209	225,497
Ensign Group, Inc. (The)	14,440	323,023
Genesis Healthcare, Inc.*	11,340	16,330
HealthEquity, Inc.*	14,779	677,913
HealthSouth Corp.	26,388	1,123,073
Kindred Healthcare, Inc.	24,344	217,879
Landauer, Inc.	2,899	157,851
LHC Group, Inc.*	4,661	269,872
Magellan Health, Inc.*	6,936	517,079
Molina Healthcare, Inc.*	13,003	868,600
National HealthCare Corp.	3,286	214,149
National Research Corp., Class A	2,556	75,146
Owens & Minor, Inc.	18,152	585,039
PharMerica Corp.*	8,947	225,017
Providence Service Corp. (The)*	3,404	175,442
R1 RCM, Inc.*(a)	29,928	101,456
RadNet, Inc.*	11,445	88,127
Select Medical Holdings Corp.*	31,943	517,477
Surgery Partners, Inc.*	5,655	112,252
Teladoc, Inc.*(a)	15,981	524,177
Tenet Healthcare Corp.*(a)	24,261	420,928
Tivity Health, Inc.*	10,825	429,211
Triple-S Management Corp., Class B*	7,110	110,063
US Physical Therapy, Inc.	3,667	231,388

		11,551,668

Health Care Technology 0.8%
Allscripts Healthcare Solutions, Inc.*	53,909	663,620
Castlight Health, Inc., Class B*(a)	19,078	82,035
Computer Programs & Systems, Inc.(a)	3,298	101,084
Cotiviti Holdings, Inc.*	7,927	341,257
Evolent Health, Inc., Class A*(a)	11,540	285,038
HealthStream, Inc.*	7,341	173,394
HMS Holdings Corp.*	24,912	500,233
Inovalon Holdings, Inc., Class A*(a)	18,586	236,042
Medidata Solutions, Inc.*	16,727	1,284,801
NantHealth, Inc.*(a)	5,265	22,534
Omnicell, Inc.*	10,894	540,342
Quality Systems, Inc.*	15,465	264,452
Simulations Plus, Inc.(a)	3,087	45,688
Tabula Rasa HealthCare, Inc.*	2,758	43,025
Vocera Communications, Inc.*	8,309	226,587

		4,810,132

Hotels, Restaurants & Leisure 3.1%
Belmond Ltd., Class A*	26,717	348,657
Biglari Holdings, Inc.*	301	112,670
BJ’s Restaurants, Inc.*	6,124	216,177
Bloomin’ Brands, Inc.	29,536	514,813
Bob Evans Farms, Inc.	5,875	406,433
Bojangles’, Inc.*	5,109	67,950
Boyd Gaming Corp.	25,091	628,780
Brinker International, Inc.	14,732	522,544
Buffalo Wild Wings, Inc.*	4,874	523,955
Caesars Acquisition Co., Class A*	13,991	271,425

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Corp.*(a)	17,063	$210,728
Carrols Restaurant Group, Inc.*	10,702	130,564
Century Casinos, Inc.*	7,308	52,545
Cheesecake Factory, Inc. (The)	13,326	634,051
Churchill Downs, Inc.	4,063	759,984
Chuy’s Holdings, Inc.*	5,061	119,187
ClubCorp Holdings, Inc.	19,472	330,050
Cracker Barrel Old Country Store, Inc.(a)	5,773	897,413
Dave & Buster’s Entertainment, Inc.*	12,473	774,698
Del Frisco’s Restaurant Group, Inc.*	5,809	82,488
Del Taco Restaurants, Inc.*	9,742	127,523
Denny’s Corp.*	20,345	231,119
DineEquity, Inc.(a)	5,221	214,792
Drive Shack, Inc.	18,464	56,500
El Pollo Loco Holdings, Inc.*(a)	6,162	80,106
Eldorado Resorts, Inc.*	13,553	276,481
Empire Resorts, Inc.*(a)	833	19,034
Fiesta Restaurant Group, Inc.*	7,483	125,714
Fogo De Chao, Inc.*	2,721	36,870
Golden Entertainment, Inc.*	3,494	71,907
Habit Restaurants, Inc. (The), Class A*(a)	6,001	98,716
ILG, Inc.	31,584	837,292
Inspired Entertainment, Inc.*	1,187	13,235
International Speedway Corp., Class A	7,560	270,648
Intrawest Resorts Holdings, Inc.*	3,899	92,601
J Alexander’s Holdings, Inc.*	4,218	44,500
Jack in the Box, Inc.	9,409	872,779
La Quinta Holdings, Inc.*	24,918	371,527
Lindblad Expeditions Holdings, Inc.*	5,947	59,529
Marcus Corp. (The)	5,768	156,890
Marriott Vacations Worldwide Corp.	6,546	764,900
Monarch Casino & Resort, Inc.*	3,478	115,087
Nathan’s Famous, Inc.*	884	55,250
Noodles & Co.*(a)	4,312	16,601
Papa John’s International, Inc.	8,155	581,696
Penn National Gaming, Inc.*	22,697	457,572
Pinnacle Entertainment, Inc.*	15,976	303,544
Planet Fitness, Inc., Class A	25,156	570,035
Potbelly Corp.*	6,831	78,557
RCI Hospitality Holdings, Inc.	2,618	59,402
Red Lion Hotels Corp.*	4,561	32,611
Red Robin Gourmet Burgers, Inc.*	3,901	233,280
Red Rock Resorts, Inc., Class A	20,365	486,724
Ruby Tuesday, Inc.*	18,856	38,089
Ruth’s Hospitality Group, Inc.	8,845	176,900
Scientific Games Corp., Class A*	15,262	565,457
SeaWorld Entertainment, Inc.(a)	19,748	303,724
Shake Shack, Inc., Class A*(a)	6,586	217,404
Sonic Corp.(a)	12,047	285,032
Speedway Motorsports, Inc.	3,461	73,581
Texas Roadhouse, Inc.	19,841	938,479
Wingstop, Inc.*(a)	8,906	267,269
Zoe’s Kitchen, Inc.*(a)	5,943	67,215

		18,351,284

Household Durables 1.5%
AV Homes, Inc.*	3,726	59,802
Bassett Furniture Industries, Inc.	3,077	114,464
Beazer Homes USA, Inc.*	9,692	128,516
Cavco Industries, Inc.*	2,485	324,044
Century Communities, Inc.*	5,121	132,634
CSS Industries, Inc.	2,570	68,799
Ethan Allen Interiors, Inc.	7,499	240,343
Flexsteel Industries, Inc.	2,236	125,171
GoPro, Inc., Class A*(a)	30,645	252,515
Green Brick Partners, Inc.*(a)	6,760	76,050
Helen of Troy Ltd.*	8,092	815,269
Hooker Furniture Corp.	3,562	150,316
Hovnanian Enterprises, Inc., Class A*	37,214	81,871
Installed Building Products, Inc.*	6,397	344,159
iRobot Corp.*	7,857	828,992
KB Home(a)	25,132	576,025
La-Z-Boy, Inc.	14,516	490,641
LGI Homes, Inc.*(a)	5,137	227,569
Libbey, Inc.	6,671	60,039
Lifetime Brands, Inc.	2,856	54,121
M/I Homes, Inc.*	7,205	186,898
MDC Holdings, Inc.	12,409	425,505
Meritage Homes Corp.*	11,389	464,102
NACCO Industries, Inc., Class A	1,238	81,213
New Home Co., Inc. (The)*	3,776	40,818
PICO Holdings, Inc.*	6,333	102,911
Taylor Morrison Home Corp., Class A*	18,233	412,430
TopBuild Corp.*	10,961	578,522
TRI Pointe Group, Inc.*	46,846	623,052
UCP, Inc., Class A*	2,510	27,986
Universal Electronics, Inc.*	4,291	293,719
William Lyon Homes, Class A*(a)	7,301	165,076
ZAGG, Inc.*	8,971	75,805

		8,629,377

Household Products 0.3%
Central Garden & Pet Co.*(a)	3,050	97,600
Central Garden & Pet Co., Class A*	10,153	312,306
HRG Group, Inc.*	35,643	590,605
Oil-Dri Corp. of America	1,450	59,972
Orchids Paper Products Co.(a)	2,734	30,785
WD-40 Co.	4,176	445,370

		1,536,638

Independent Power and Renewable Electricity Producers 0.4%
Atlantic Power Corp.*	38,338	88,177
Dynegy, Inc.*	33,116	297,382
NRG Yield, Inc., Class A	10,533	192,017
NRG Yield, Inc., Class C	19,252	358,087
Ormat Technologies, Inc.	11,586	687,050
Pattern Energy Group, Inc.	21,115	529,987
TerraForm Global, Inc., Class A*	28,494	145,319
TerraForm Power, Inc., Class A*	24,065	322,471

		2,620,490

Industrial Conglomerates 0.1%
Raven Industries, Inc.	10,981	377,746

Insurance 2.5%
Ambac Financial Group, Inc.*	13,746	280,831
American Equity Investment Life Holding Co.	25,357	679,061
AMERISAFE, Inc.	5,807	335,354
AmTrust Financial Services, Inc.	25,388	406,208
Argo Group International Holdings Ltd.	8,749	524,503
Atlas Financial Holdings, Inc.*	3,077	47,540
Baldwin & Lyons, Inc., Class B	2,506	58,640
Blue Capital Reinsurance Holdings Ltd.	1,955	37,732
Citizens, Inc.*(a)	14,465	116,443
CNO Financial Group, Inc.	50,934	1,165,370
Crawford & Co., Class B	3,750	33,675
Donegal Group, Inc., Class A	2,407	36,298
eHealth, Inc.*	4,618	78,552
EMC Insurance Group, Inc.	2,418	66,979

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
Employers Holdings, Inc.	9,551	$414,036
Enstar Group Ltd.*	3,325	673,645
FBL Financial Group, Inc., Class A	2,898	196,774
Federated National Holding Co.	3,859	61,435
Fidelity & Guaranty Life	3,446	107,343
Genworth Financial, Inc., Class A*	152,662	523,631
Global Indemnity Ltd.*	2,533	98,179
Greenlight Capital Re Ltd., Class A*	8,901	190,481
Hallmark Financial Services, Inc.*	4,672	52,560
HCI Group, Inc.(a)	2,405	108,441
Health Insurance Innovations, Inc., Class A*(a)	3,324	93,238
Heritage Insurance Holdings, Inc.	8,117	102,355
Horace Mann Educators Corp.	12,176	449,294
Independence Holding Co.	1,937	43,001
Infinity Property & Casualty Corp.	3,170	317,159
Investors Title Co.	411	72,550
James River Group Holdings Ltd.	5,409	217,225
Kemper Corp.	12,033	472,295
Kingstone Cos., Inc.(a)	2,612	43,098
Kinsale Capital Group, Inc.	4,289	166,928
Maiden Holdings Ltd.	21,123	234,465
MBIA, Inc.*	37,368	380,033
National General Holdings Corp.	14,719	312,190
National Western Life Group, Inc., Class A	664	223,496
Navigators Group, Inc. (The)	6,094	347,358
NI Holdings, Inc.*	3,007	54,066
OneBeacon Insurance Group Ltd., Class A	6,040	110,653
Primerica, Inc.	13,519	1,095,715
RLI Corp.	11,364	659,794
Safety Insurance Group, Inc.	4,272	303,098
Selective Insurance Group, Inc.	17,130	867,635
State Auto Financial Corp.	4,741	122,270
State National Cos., Inc.	9,306	194,309
Stewart Information Services Corp.	6,301	247,629
Third Point Reinsurance Ltd.*	22,769	331,289
Trupanion, Inc.*(a)	6,646	158,308
United Fire Group, Inc.	6,552	295,626
United Insurance Holdings Corp.	5,054	80,662
Universal Insurance Holdings, Inc.(a)	9,444	225,239
WMIH Corp.*	61,088	70,251

		14,584,940

Internet & Direct Marketing Retail 0.5%
1-800-Flowers.com, Inc., Class A*	7,977	76,978
Duluth Holdings, Inc., Class B*(a)	2,927	56,725
Etsy, Inc.*	34,390	494,184
FTD Cos., Inc.*	5,275	103,654
Gaia, Inc.*	2,160	26,028
Groupon, Inc.*	100,827	379,110
HSN, Inc.	9,620	381,433
Lands’ End, Inc.*	4,510	60,885
Liberty TripAdvisor Holdings, Inc., Class A*	21,982	258,289
Nutrisystem, Inc.	8,664	483,018
Overstock.com, Inc.*	4,928	78,848
PetMed Express, Inc.(a)	6,033	286,809
Shutterfly, Inc.*	10,259	503,101

		3,189,062

Internet Software & Services 2.9%
2U, Inc.*	12,989	672,181
Alarm.com Holdings, Inc.*	6,005	228,370
Alteryx, Inc., Class A*(a)	2,692	54,163
Amber Road, Inc.*	5,414	50,729
Angie’s List, Inc.*(a)	11,815	141,544
Appfolio, Inc., Class A*	2,243	78,393
Apptio, Inc., Class A*	5,340	94,785
Bankrate, Inc.*	14,826	206,081
Bazaarvoice, Inc.*	24,929	117,166
Benefitfocus, Inc.*(a)	4,731	169,133
Blucora, Inc.*	12,228	273,907
Box, Inc., Class A*	23,368	440,487
Brightcove, Inc.*	8,672	58,102
Carbonite, Inc.*	7,397	174,569
Care.com, Inc.*	4,629	67,259
Cars.com, Inc.*(a)	22,367	543,518
ChannelAdvisor Corp.*	7,070	74,235
Cimpress NV*(a)	7,550	666,212
Cloudera, Inc.*(a)	4,277	73,778
CommerceHub, Inc., Series A*	4,107	74,912
CommerceHub, Inc., Series C*	8,559	153,891
Cornerstone OnDemand, Inc.*	15,478	623,918
Coupa Software, Inc.*(a)	8,840	271,653
DHI Group, Inc.*	14,641	32,210
Endurance International Group Holdings, Inc.*(a)	18,208	168,424
Envestnet, Inc.*	12,847	501,675
Five9, Inc.*	15,436	340,518
Global Sources Ltd.*	2,774	54,370
Gogo, Inc.*(a)	17,455	212,602
GrubHub, Inc.*(a)	25,546	1,178,437
GTT Communications, Inc.*	9,174	280,266
Hortonworks, Inc.*	14,220	190,548
Instructure, Inc.*	6,307	204,031
Internap Corp.*(a)	23,710	90,098
j2 Global, Inc.	13,792	1,167,217
Leaf Group Ltd.*	3,373	25,466
Limelight Networks, Inc.*	23,558	80,568
Liquidity Services, Inc.*	7,137	48,532
LivePerson, Inc.*	16,214	219,700
Meet Group, Inc. (The)*	20,038	100,591
MINDBODY, Inc., Class A*(a)	10,928	283,582
MuleSoft, Inc., Class A*(a)	4,530	98,482
New Relic, Inc.*	8,710	409,022
NIC, Inc.	18,532	301,145
Nutanix, Inc., Class A*(a)	10,409	221,139
Okta, Inc.*	3,320	72,874
Ominto, Inc.*(a)	4,117	23,137
Q2 Holdings, Inc.*	9,300	361,770
QuinStreet, Inc.*	11,247	43,751
Quotient Technology, Inc.*	21,866	253,646
Reis, Inc.	2,804	60,006
Rocket Fuel, Inc.*(a)	10,573	27,490
Shutterstock, Inc.*	5,755	242,516
SPS Commerce, Inc.*	5,019	290,098
Stamps.com, Inc.*(a)	4,712	697,847
TechTarget, Inc.*	5,651	54,193
Trade Desk, Inc. (The), Class A*(a)	5,177	275,986
TrueCar, Inc.*(a)	18,567	351,473
Tucows, Inc., Class A*(a)	2,647	144,659
Twilio, Inc., Class A*(a)	18,504	539,762
Web.com Group, Inc.*	11,403	250,296
WebMD Health Corp.*(a)	11,128	737,230
XO Group, Inc.*	7,963	145,564
Yelp, Inc.*	23,124	752,224
Yext, Inc.*(a)	3,830	49,790

		16,891,921

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
IT Services 2.0%
Acxiom Corp.*	23,192	$625,488
Blackhawk Network Holdings, Inc.*	16,491	719,832
CACI International, Inc., Class A*	7,304	913,730
Cardtronics plc, Class A*	13,495	422,394
Cass Information Systems, Inc.	3,334	219,911
Convergys Corp.	28,059	672,574
CSG Systems International, Inc.	9,988	413,004
EPAM Systems, Inc.*	14,479	1,244,180
Everi Holdings, Inc.*	18,870	140,770
EVERTEC, Inc.	18,791	335,419
ExlService Holdings, Inc.*	9,679	557,026
Forrester Research, Inc.	3,087	125,950
Hackett Group, Inc. (The)	6,982	114,644
Information Services Group, Inc.*	11,397	45,930
ManTech International Corp., Class A	7,478	297,026
MAXIMUS, Inc.	19,146	1,155,653
MoneyGram International, Inc.*	8,983	146,603
NCI, Inc., Class A*	2,149	42,873
NeuStar, Inc., Class A*	10,319	344,655
Perficient, Inc.*	10,057	189,072
Planet Payment, Inc.*	13,101	42,447
Presidio, Inc.*(a)	5,611	76,478
Science Applications International Corp.	13,009	915,964
ServiceSource International, Inc.*	22,383	85,055
StarTek, Inc.*	3,051	37,527
Sykes Enterprises, Inc.*	11,499	390,966
Syntel, Inc.	9,782	190,651
TeleTech Holdings, Inc.	4,180	174,724
Travelport Worldwide Ltd.	36,953	528,428
Unisys Corp.*(a)	14,450	184,960
Virtusa Corp.*	8,431	279,488

		11,633,422

Leisure Products 0.4%
Acushnet Holdings Corp.	7,149	132,042
American Outdoor Brands Corp.*(a)	16,757	346,367
Black Diamond, Inc.*	5,879	38,213
Callaway Golf Co.	27,748	353,232
Escalade, Inc.	3,051	37,680
Johnson Outdoors, Inc., Class A	1,402	70,829
Malibu Boats, Inc., Class A*	5,461	156,239
Marine Products Corp.	2,613	37,941
MCBC Holdings, Inc.*	5,438	100,603
Nautilus, Inc.*	9,316	163,962
Sturm Ruger & Co., Inc.(a)	5,151	296,698
Vista Outdoor, Inc.*	17,048	393,638

		2,127,444

Life Sciences Tools & Services 0.8%
Accelerate Diagnostics, Inc.*(a)	7,704	202,230
Albany Molecular Research, Inc.*(a)	7,976	173,398
Cambrex Corp.*	9,463	577,243
Enzo Biochem, Inc.*	12,157	131,903
Fluidigm Corp.*	9,763	36,709
INC Research Holdings, Inc., Class A*	16,215	891,825
Luminex Corp.	12,071	246,611
Medpace Holdings, Inc.*	2,452	67,258
NanoString Technologies, Inc.*	4,667	70,985
NeoGenomics, Inc.*	16,443	155,386
Pacific Biosciences of California, Inc.*(a)	24,277	79,143
PAREXEL International Corp.*	14,955	1,308,862
PRA Health Sciences, Inc.*	11,489	854,782

		4,796,335

Machinery 3.4%
Actuant Corp., Class A	17,488	423,210
Alamo Group, Inc.	2,860	266,009
Albany International Corp., Class A	8,403	449,560
Altra Industrial Motion Corp.	8,489	378,185
American Railcar Industries, Inc.(a)	2,358	86,704
Astec Industries, Inc.	6,296	316,500
Barnes Group, Inc.	14,909	897,224
Blue Bird Corp.*(a)	1,860	33,015
Briggs & Stratton Corp.	12,893	301,954
Chart Industries, Inc.*	8,953	304,402
CIRCOR International, Inc.	4,840	242,290
Columbus McKinnon Corp.	5,982	154,336
Commercial Vehicle Group, Inc.*	7,357	64,594
DMC Global, Inc.	4,020	55,878
Douglas Dynamics, Inc.	6,418	204,092
Eastern Co. (The)	1,589	46,240
Energy Recovery, Inc.*(a)	10,469	79,564
EnPro Industries, Inc.	6,416	494,160
ESCO Technologies, Inc.	7,534	464,848
ExOne Co. (The) *(a)	3,094	34,869
Federal Signal Corp.	18,162	335,997
Franklin Electric Co., Inc.	13,742	555,177
FreightCar America, Inc.	3,646	59,940
Gencor Industries, Inc.*	2,659	42,677
Global Brass & Copper Holdings, Inc.	6,140	196,787
Gorman-Rupp Co. (The)	5,482	165,666
Graham Corp.	3,094	61,911
Greenbrier Cos., Inc. (The)	8,117	365,265
Hardinge, Inc.	3,940	47,674
Harsco Corp.*	23,648	365,362
Hillenbrand, Inc.	18,820	677,520
Hurco Cos., Inc.	1,943	64,022
Hyster-Yale Materials Handling, Inc.	3,052	216,265
John Bean Technologies Corp.	9,428	871,147
Kadant, Inc.	3,247	253,428
Kennametal, Inc.	23,719	875,231
LB Foster Co., Class A	2,406	42,346
Lindsay Corp.(a)	3,212	294,444
Lydall, Inc.*	5,036	249,282
Manitowoc Co., Inc. (The)*	39,545	225,802
Meritor, Inc.*	24,706	426,920
Milacron Holdings Corp.*	13,346	239,961
Miller Industries, Inc.	3,295	85,999
Mueller Industries, Inc.	16,743	527,404
Mueller Water Products, Inc., Class A	46,503	539,435
Navistar International Corp.*	14,698	452,257
NN, Inc.	7,657	212,099
Omega Flex, Inc.	797	47,852
Proto Labs, Inc.*	7,312	540,357
RBC Bearings, Inc.*	6,799	702,609
REV Group, Inc.(a)	3,906	104,485
Rexnord Corp.*	30,935	716,455
Spartan Motors, Inc.	10,073	89,146
SPX Corp.*	12,267	337,588
SPX FLOW, Inc.*	12,296	436,016
Standex International Corp.	3,744	359,237
Sun Hydraulics Corp.	7,041	291,216
Supreme Industries, Inc., Class A	3,944	59,318
Tennant Co.	5,182	391,500
Titan International, Inc.	14,060	179,265
TriMas Corp.*	13,650	332,378
Twin Disc, Inc.*	2,407	40,726
Wabash National Corp.	17,689	337,506
Watts Water Technologies, Inc., Class A	8,340	537,096

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Woodward, Inc.	15,784	$1,103,933

		20,354,335

Marine 0.1%
Costamare, Inc.(a)	9,425	60,603
Eagle Bulk Shipping, Inc.*(a)	11,221	48,587
Genco Shipping & Trading Ltd.*	2,164	22,029
Matson, Inc.	12,876	363,103
Navios Maritime Holdings, Inc.*(a)	26,124	32,133
Safe Bulkers, Inc.*(a)	13,790	35,578
Scorpio Bulkers, Inc.*(a)	16,833	121,198

		683,231

Media 1.4%
AMC Entertainment Holdings, Inc., Class A(a)	16,483	336,253
Beasley Broadcast Group, Inc., Class A	1,409	14,794
Central European Media Enterprises Ltd., Class A*(a)	23,090	100,442
Clear Channel Outdoor Holdings, Inc., Class A	10,776	54,634
Daily Journal Corp.*	330	67,584
Emerald Expositions Events, Inc.(a)	4,771	109,208
Entercom Communications Corp., Class A(a)	7,849	77,313
Entravision Communications Corp., Class A	19,775	128,537
Eros International plc*(a)	9,003	90,030
EW Scripps Co. (The), Class A*	17,473	343,344
Gannett Co., Inc.	35,665	319,915
Global Eagle Entertainment, Inc.*(a)	13,701	43,295
Gray Television, Inc.*	19,424	289,418
Hemisphere Media Group, Inc.*	4,668	58,350
IMAX Corp.*	17,494	374,372
Liberty Media Corp-Liberty Braves, Class A*	2,740	69,158
Liberty Media Corp-Liberty Braves, Class C*	9,766	246,396
Loral Space & Communications, Inc.*	3,976	185,083
MDC Partners, Inc., Class A	17,694	175,171
Meredith Corp.	11,747	698,359
MSG Networks, Inc., Class A*	17,855	382,097
National CineMedia, Inc.	18,841	134,713
New Media Investment Group, Inc.	16,171	225,424
New York Times Co. (The), Class A	37,172	706,268
Nexstar Media Group, Inc., Class A	13,538	885,385
Reading International, Inc., Class A*	5,123	81,763
Saga Communications, Inc., Class A	1,024	39,782
Salem Media Group, Inc.	3,791	27,106
Scholastic Corp.	8,626	357,375
Sinclair Broadcast Group, Inc., Class A	21,552	776,950
Time, Inc.	30,343	426,319
Townsquare Media, Inc., Class A*	2,836	31,366
tronc, Inc.*	6,165	78,727
World Wrestling Entertainment, Inc., Class A(a)	10,966	232,041

		8,166,972

Metals & Mining 1.3%
AK Steel Holding Corp.*(a)	92,710	524,739
Allegheny Technologies, Inc.(a)	32,083	607,652
Ampco-Pittsburgh Corp.	2,925	42,266
Carpenter Technology Corp.	13,669	552,638
Century Aluminum Co.*	15,102	253,411
Cliffs Natural Resources, Inc.*	88,740	685,073
Coeur Mining, Inc.*	53,593	443,750
Commercial Metals Co.	34,369	639,263
Compass Minerals International, Inc.(a)	10,115	698,441
Gold Resource Corp.	15,161	64,283
Handy & Harman Ltd.*	1,081	35,781
Haynes International, Inc.	3,794	118,676
Hecla Mining Co.	117,310	634,647
Kaiser Aluminum Corp.	4,990	485,477
Klondex Mines Ltd.*	52,052	166,046
Materion Corp.	5,651	217,281
Olympic Steel, Inc.	2,951	50,433
Ramaco Resources, Inc.*(a)	2,304	14,538
Ryerson Holding Corp.*	4,131	35,733
Schnitzer Steel Industries, Inc., Class A	7,729	199,408
SunCoke Energy, Inc.*	19,632	175,706
TimkenSteel Corp.*	11,933	189,615
Warrior Met Coal, Inc.	4,960	108,426
Worthington Industries, Inc.	13,534	685,768

		7,629,051

Mortgage Real Estate Investment Trusts (REITs) 0.9%
AG Mortgage Investment Trust, Inc.	8,473	155,988
Anworth Mortgage Asset Corp.	29,389	176,922
Apollo Commercial Real Estate Finance, Inc.	28,523	514,270
Ares Commercial Real Estate Corp.	8,814	112,819
ARMOUR Residential REIT, Inc.	10,759	271,772
Capstead Mortgage Corp.	29,147	285,058
Cherry Hill Mortgage Investment Corp.	4,520	86,739
CYS Investments, Inc.	45,673	388,677
Dynex Capital, Inc.	16,081	111,120
Ellington Residential Mortgage REIT	3,307	49,043
Great Ajax Corp.	4,632	64,477
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,664	340,938
Invesco Mortgage Capital, Inc.	33,876	563,358
KKR Real Estate Finance Trust, Inc.	3,097	63,489
Ladder Capital Corp., Class A	22,100	290,836
MTGE Investment Corp.	13,764	256,010
New York Mortgage Trust, Inc.	33,601	212,358
Orchid Island Capital, Inc.	10,020	95,491
Owens Realty Mortgage, Inc.	2,848	49,242
PennyMac Mortgage Investment Trust	20,679	363,950
Redwood Trust, Inc.	22,938	396,139
Resource Capital Corp.	8,620	88,355
Sutherland Asset Management Corp.	5,354	79,239
Western Asset Mortgage Capital Corp.	12,598	130,893

		5,147,183

Multiline Retail 0.4%
Big Lots, Inc.(a)	13,439	667,515
Dillard’s, Inc., Class A(a)	4,538	334,995
Fred’s, Inc., Class A(a)	10,223	69,210
JC Penney Co, Inc.*(a)	92,461	500,214
Ollie’s Bargain Outlet Holdings, Inc.*	14,112	630,806
Sears Holdings Corp.*(a)	4,057	35,377

		2,238,117

Multi-Utilities 0.5%
Avista Corp.	19,073	1,003,431
Black Hills Corp.	15,910	1,108,291
NorthWestern Corp.	14,717	850,495
Unitil Corp.	4,318	219,138

		3,181,355

Oil, Gas & Consumable Fuels 2.2%
Abraxas Petroleum Corp.*	47,055	83,758
Adams Resources & Energy, Inc.	575	21,844
Approach Resources, Inc.*(a)	12,789	40,030

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
Arch Coal, Inc., Class A(a)	6,497	$494,227
Ardmore Shipping Corp.(a)	8,641	68,696
Bill Barrett Corp.*	22,848	77,226
Bonanza Creek Energy, Inc.*(a)	6,054	175,808
California Resources Corp.*(a)	12,830	104,180
Callon Petroleum Co.*	60,093	680,253
Carrizo Oil & Gas, Inc.*	18,247	287,573
Clean Energy Fuels Corp.*	40,443	105,961
Cloud Peak Energy, Inc.*	22,028	76,217
Contango Oil & Gas Co.*	6,509	39,054
CVR Energy, Inc.(a)	4,646	87,856
Delek US Energy, Inc.	22,943	599,042
Denbury Resources, Inc.*	118,879	173,563
DHT Holdings, Inc.	24,169	100,543
Dorian LPG Ltd.*	6,983	50,278
Earthstone Energy, Inc.*(a)	2,917	28,791
Eclipse Resources Corp.*	26,012	73,094
Energy XXI Gulf Coast, Inc.*	8,814	174,429
EP Energy Corp., Class A*(a)	11,014	37,227
Evolution Petroleum Corp.	8,027	69,032
Frontline Ltd.(a)	23,328	133,669
GasLog Ltd.(a)	12,207	222,778
Gastar Exploration, Inc.*(a)	54,299	46,697
Gener8 Maritime, Inc.*(a)	13,928	74,515
Golar LNG Ltd.(a)	28,777	685,180
Green Plains, Inc.	10,962	216,499
Halcon Resources Corp.*(a)	18,484	121,255
Hallador Energy Co.	4,418	30,440
International Seaways, Inc.*	8,658	197,489
Isramco, Inc.*	256	29,478
Jagged Peak Energy, Inc.*(a)	10,140	143,582
Jones Energy, Inc., Class A*(a)	17,882	26,823
Lilis Energy, Inc.*(a)	12,522	56,725
Matador Resources Co.*	26,456	641,822
Midstates Petroleum Co., Inc.*	3,354	47,560
Navios Maritime Acquisition Corp.	24,707	34,837
Nordic American Tankers Ltd.(a)	29,948	176,094
Oasis Petroleum, Inc.*	69,830	543,277
Overseas Shipholding Group, Inc., Class A*	11,087	34,148
Pacific Ethanol, Inc.*	12,233	76,456
Panhandle Oil and Gas, Inc., Class A	4,626	101,772
Par Pacific Holdings, Inc.*	9,299	166,545
PDC Energy, Inc.*	19,656	926,977
Peabody Energy Corp.*(a)	14,525	407,281
Penn Virginia Corp.*(a)	4,228	162,397
Petrocorp, Inc.*(b)(c)	1,500	0
Renewable Energy Group, Inc.*	10,356	129,450
Resolute Energy Corp.*(a)	6,475	219,891
REX American Resources Corp.*	1,722	172,166
Ring Energy, Inc.*	12,706	165,940
Sanchez Energy Corp.*(a)	16,978	95,756
SandRidge Energy, Inc.*(a)	10,365	200,148
Scorpio Tankers, Inc.	50,787	188,420
SemGroup Corp., Class A	19,636	531,154
Ship Finance International Ltd.(a)	18,211	247,670
SilverBow Resources, Inc.*	2,068	51,762
SRC Energy, Inc.*	59,909	509,826
Stone Energy Corp.*(a)	5,834	125,898
Teekay Corp.(a)	14,881	145,834
Teekay Tankers Ltd., Class A(a)	33,898	61,016
Tellurian, Inc.*(a)	16,373	149,813
Ultra Petroleum Corp.*	57,992	596,738
Uranium Energy Corp.*(a)	40,078	64,125
W&T Offshore, Inc.*(a)	28,318	55,503
Westmoreland Coal Co.*	5,565	23,985
WildHorse Resource Development Corp.*(a)	6,591	87,133

		12,775,206

Paper & Forest Products 0.6%
Boise Cascade Co.*	11,452	347,568
Clearwater Paper Corp.*	4,836	237,689
Deltic Timber Corp.	3,218	232,114
KapStone Paper and Packaging Corp.	25,735	588,302
Louisiana-Pacific Corp.*	43,398	1,089,724
Neenah Paper, Inc.	4,933	394,147
PH Glatfelter Co.	13,169	269,570
Schweitzer-Mauduit International, Inc.	8,967	344,512
Verso Corp., Class A*(a)	10,043	48,006

		3,551,632

Personal Products 0.2%
elf Beauty, Inc.*(a)	6,175	156,660
Inter Parfums, Inc.	5,327	206,687
Medifast, Inc.	3,268	139,511
Natural Health Trends Corp.	2,432	59,900
Nature’s Sunshine Products, Inc.	2,980	37,697
Nutraceutical International Corp.	2,512	105,002
Revlon, Inc., Class A*	3,514	68,699
USANA Health Sciences, Inc.*	3,449	196,938

		971,094

Pharmaceuticals 1.9%
Aclaris Therapeutics, Inc.*(a)	5,984	172,339
Aerie Pharmaceuticals, Inc.*	9,003	488,863
Amphastar Pharmaceuticals, Inc.*	10,655	184,118
ANI Pharmaceuticals, Inc.*	2,404	117,147
Aratana Therapeutics, Inc.*	12,055	81,371
Assembly Biosciences, Inc.*	4,089	91,635
Catalent, Inc.*	37,348	1,295,976
Cempra, Inc.*(a)	15,020	60,080
Clearside Biomedical, Inc.*(a)	6,134	52,875
Collegium Pharmaceutical, Inc.*(a)	6,753	80,833
Corcept Therapeutics, Inc.*	26,975	336,378
Corium International, Inc.*	5,836	48,614
Depomed, Inc.*	17,103	176,332
Dermira, Inc.*	11,328	311,860
Durect Corp.*	35,334	61,128
Heska Corp.*	1,854	203,087
Horizon Pharma plc*	47,538	569,505
Impax Laboratories, Inc.*	21,129	408,846
Innoviva, Inc.*(a)	22,627	310,442
Intersect ENT, Inc.*	7,698	210,925
Intra-Cellular Therapies, Inc.*(a)	10,359	119,854
Lannett Co., Inc.*(a)	8,608	175,173
Medicines Co. (The)*(a)	20,503	788,340
MyoKardia, Inc.*	5,098	79,274
Nektar Therapeutics*	43,983	960,149
Neos Therapeutics, Inc.*(a)	4,895	31,573
Novus Therapeutics, Inc.*	1	6
Ocular Therapeutix, Inc.*(a)	6,918	43,791
Omeros Corp.*(a)	12,275	257,284
Pacira Pharmaceuticals, Inc.*	11,682	461,439
Paratek Pharmaceuticals, Inc.*	6,999	136,131
Phibro Animal Health Corp., Class A	5,602	213,996
Prestige Brands Holdings, Inc.*	15,966	856,257
Reata Pharmaceuticals, Inc., Class A*(a)	2,111	61,810
Revance Therapeutics, Inc.*	6,190	140,823
SciClone Pharmaceuticals, Inc.*	15,542	170,185

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals (continued)
Sucampo Pharmaceuticals, Inc., Class A*	7,124	$77,295
Supernus Pharmaceuticals, Inc.*	13,852	560,313
Teligent, Inc.*(a)	12,628	99,509
Tetraphase Pharmaceuticals, Inc.*	11,301	73,909
TherapeuticsMD, Inc.*(a)	45,495	257,047
Theravance Biopharma, Inc.*(a)	12,377	397,673
WaVe Life Sciences Ltd.*(a)	3,524	69,951
Zogenix, Inc.*(a)	7,928	95,136
Zynerba Pharmaceuticals, Inc.*(a)	3,404	47,996

		11,437,268

Professional Services 1.2%
Acacia Research Corp.*	15,289	52,747
Advisory Board Co. (The)*	12,062	677,884
Barrett Business Services, Inc.	2,204	121,286
BG Staffing, Inc.(a)	2,114	35,219
CBIZ, Inc.*	15,400	228,690
Cogint, Inc.*(a)	5,234	23,030
CRA International, Inc.	2,470	95,861
Exponent, Inc.	7,640	498,128
Franklin Covey Co.*	3,039	56,677
FTI Consulting, Inc.*	12,295	403,399
GP Strategies Corp.*	3,901	111,764
Heidrick & Struggles International, Inc.	5,558	100,600
Hill International, Inc.*	10,906	55,075
Huron Consulting Group, Inc.*	6,604	234,442
ICF International, Inc.*	5,511	249,373
Insperity, Inc.	5,434	410,267
Kelly Services, Inc., Class A	8,968	199,717
Kforce, Inc.	6,992	130,750
Korn/Ferry International	15,205	508,607
Mistras Group, Inc.*	5,218	105,143
Navigant Consulting, Inc.*	14,140	239,390
On Assignment, Inc.*	15,197	748,452
Pendrell Corp.*(a)	3,304	23,062
Resources Connection, Inc.	7,879	105,185
RPX Corp.*	13,630	186,322
TriNet Group, Inc.*	12,248	428,680
TrueBlue, Inc.*	12,356	315,696
WageWorks, Inc.*	10,958	714,462
Willdan Group, Inc.*(a)	2,242	75,354

		7,135,262

Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	13,798	578,550
Altisource Portfolio Solutions SA*(a)	3,490	91,054
Consolidated-Tomoka Land Co.	1,194	66,195
Forestar Group, Inc.*	10,444	179,115
FRP Holdings, Inc.*	1,856	85,654
HFF, Inc., Class A	10,842	398,118
Kennedy-Wilson Holdings, Inc.	24,622	494,902
Marcus & Millichap, Inc.*	4,422	113,203
Maui Land & Pineapple Co., Inc.*	1,896	32,896
RE/MAX Holdings, Inc., Class A	5,390	313,429
RMR Group, Inc. (The), Class A	2,050	100,142
St Joe Co. (The)*	14,419	260,263
Stratus Properties, Inc.	1,764	50,539
Tejon Ranch Co.*	4,273	89,648
Trinity Place Holdings, Inc.*	6,505	45,210

		2,898,918

Road & Rail 0.7%
ArcBest Corp.	7,328	203,718
Avis Budget Group, Inc.*	22,273	685,563
Covenant Transportation Group, Inc., Class A*	3,445	64,594
Daseke, Inc.*(a)	5,934	72,335
Heartland Express, Inc.	14,009	296,010
Hertz Global Holdings, Inc.*(a)	16,393	224,092
Knight Transportation, Inc.(a)	21,694	773,391
Marten Transport Ltd.	11,686	186,392
Roadrunner Transportation Systems, Inc.*	9,380	65,472
Saia, Inc.*	7,660	416,321
Schneider National, Inc., Class B	9,621	208,006
Swift Transportation Co.*(a)	21,689	553,070
Universal Logistics Holdings, Inc.	2,446	35,589
Werner Enterprises, Inc.	14,029	415,960
YRC Worldwide, Inc.*	9,888	131,412

		4,331,925

Semiconductors & Semiconductor Equipment 3.2%
Advanced Energy Industries, Inc.*	11,840	858,992
Alpha & Omega Semiconductor Ltd.*	6,133	108,554
Ambarella, Inc.*(a)	9,564	478,678
Amkor Technology, Inc.*	30,405	315,300
Axcelis Technologies, Inc.*	8,859	196,670
AXT, Inc.*	10,945	95,769
Brooks Automation, Inc.	20,203	496,186
Cabot Microelectronics Corp.	7,385	547,598
CEVA, Inc.*	6,406	296,277
Cirrus Logic, Inc.*	19,158	1,177,068
Cohu, Inc.	7,961	145,049
Cree, Inc.*	28,962	750,405
CyberOptics Corp.*	2,032	33,528
Diodes, Inc.*	11,532	305,944
DSP Group, Inc.*	6,489	81,761
Entegris, Inc.*	42,355	1,105,465
FormFactor, Inc.*	21,323	279,331
GSI Technology, Inc.*(a)	4,100	29,766
Ichor Holdings Ltd.*	3,485	80,085
Impinj, Inc.*(a)	5,363	263,538
Inphi Corp.*	12,546	481,766
Integrated Device Technology, Inc.*	39,801	1,040,398
IXYS Corp.*	7,642	132,971
Kopin Corp.*	17,617	66,945
Lattice Semiconductor Corp.*	36,383	253,226
MACOM Technology Solutions Holdings, Inc.*	12,035	728,719
MaxLinear, Inc.*	17,923	469,583
MKS Instruments, Inc.	15,977	1,336,476
Monolithic Power Systems, Inc.	11,834	1,210,855
Nanometrics, Inc.*	7,389	196,917
NeoPhotonics Corp.*(a)	9,381	75,705
NVE Corp.	1,440	113,587
PDF Solutions, Inc.*	8,364	134,242
Photronics, Inc.*	18,838	189,322
Pixelworks, Inc.*(a)	8,431	39,120
Power Integrations, Inc.	8,490	599,818
Rambus, Inc.*	32,047	413,086
Rudolph Technologies, Inc.*	9,095	225,101
Semtech Corp.*	19,259	762,656
Sigma Designs, Inc.*	11,713	76,135
Silicon Laboratories, Inc.*	12,346	927,185
SunPower Corp.*(a)	17,801	198,303
Synaptics, Inc.*	10,419	548,144
Ultra Clean Holdings, Inc.*	9,754	228,731
Veeco Instruments, Inc.*	14,001	431,231
Xcerra Corp.*	16,096	156,292
Xperi Corp.	14,627	427,840

		19,110,318

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Software 3.5%
8x8, Inc.*	26,790	$340,233
A10 Networks, Inc.*	13,402	94,752
ACI Worldwide, Inc.*	34,330	795,426
Agilysys, Inc.*	4,943	49,727
American Software, Inc., Class A	7,943	77,047
Aspen Technology, Inc.*	22,282	1,267,177
Barracuda Networks, Inc.*	7,495	168,413
Blackbaud, Inc.	14,141	1,305,780
Blackline, Inc.*	3,176	123,134
Bottomline Technologies de, Inc.*	11,584	329,912
BroadSoft, Inc.*	9,135	402,397
Callidus Software, Inc.*	19,117	464,543
CommVault Systems, Inc.*	11,520	686,016
Digimarc Corp.*(a)	2,941	92,200
Ebix, Inc.	7,125	411,469
Ellie Mae, Inc.*	10,061	877,520
EnerNOC, Inc.*	8,492	64,964
Everbridge, Inc.*	5,024	118,818
Exa Corp.*	4,254	60,109
Fair Isaac Corp.	9,144	1,303,477
Gigamon, Inc.*	10,771	428,147
Glu Mobile, Inc.*(a)	31,196	85,165
Guidance Software, Inc.*	7,221	51,052
HubSpot, Inc.*	10,001	723,572
Imperva, Inc.*	9,957	448,563
MicroStrategy, Inc., Class A*	2,831	380,798
Mitek Systems, Inc.*	9,041	85,890
MobileIron, Inc.*	15,244	68,979
Model N, Inc.*	6,751	89,113
Monotype Imaging Holdings, Inc.	12,226	230,460
Park City Group, Inc.*(a)	3,622	48,897
Paycom Software, Inc.*(a)	14,638	1,025,977
Paylocity Holding Corp.*	7,704	350,301
Pegasystems, Inc.	10,762	650,563
Progress Software Corp.	14,154	453,070
Proofpoint, Inc.*(a)	12,757	1,087,407
PROS Holdings, Inc.*	7,895	227,613
QAD, Inc., Class A	2,872	90,037
Qualys, Inc.*	9,312	373,877
Rapid7, Inc.*	6,036	91,687
RealNetworks, Inc.*	6,488	28,223
RealPage, Inc.*	17,400	674,250
RingCentral, Inc., Class A*	18,547	645,436
Rosetta Stone, Inc.*	5,565	57,653
Rubicon Project, Inc. (The)*	13,403	62,994
SecureWorks Corp., Class A*(a)	2,117	23,160
Silver Spring Networks, Inc.*	11,539	130,506
Synchronoss Technologies, Inc.*	12,522	211,371
Telenav, Inc.*	9,914	74,355
TiVo Corp.	34,944	684,902
Upland Software, Inc.*	2,116	52,159
Varonis Systems, Inc.*	5,680	211,580
VASCO Data Security International, Inc.*	9,425	127,238
Verint Systems, Inc.*	18,547	735,389
VirnetX Holding Corp.*(a)	12,995	44,833
Workiva, Inc.*	7,379	144,628
Zendesk, Inc.*	28,879	846,732
Zix Corp.*	16,336	87,071

		20,866,762

Specialty Retail 2.1%
Aaron’s, Inc.	18,826	871,267
Abercrombie & Fitch Co., Class A(a)	19,731	194,153
American Eagle Outfitters, Inc.	48,354	572,511
America’s Car-Mart, Inc.*(a)	2,402	94,158
Asbury Automotive Group, Inc.*	5,586	301,644
Ascena Retail Group, Inc.*(a)	52,376	122,560
At Home Group, Inc.*(a)	1,531	34,846
Barnes & Noble Education, Inc.*	12,171	87,996
Barnes & Noble, Inc.	19,541	159,259
Big 5 Sporting Goods Corp.(a)	5,866	63,059
Boot Barn Holdings, Inc.*(a)	3,733	29,901
Buckle, Inc. (The)(a)	8,665	148,172
Build-A-Bear Workshop, Inc.*	4,122	39,571
Caleres, Inc.	12,407	338,463
Camping World Holdings, Inc., Class A(a)	3,894	124,452
Carvana Co.*(a)	4,537	88,562
Cato Corp. (The), Class A	7,239	123,135
Chico’s FAS, Inc.	38,884	355,789
Children’s Place, Inc. (The)	5,208	550,225
Citi Trends, Inc.	4,313	95,533
Conn’s, Inc.*(a)	5,474	117,144
Container Store Group, Inc. (The)*(a)	4,290	22,951
DSW, Inc., Class A	20,105	362,694
Express, Inc.*	22,512	136,423
Finish Line, Inc. (The), Class A	12,663	174,243
Five Below, Inc.*	15,992	772,574
Francesca’s Holdings Corp.*	11,594	112,810
Genesco, Inc.*	5,609	180,049
GNC Holdings, Inc., Class A(a)	20,659	196,467
Group 1 Automotive, Inc.	6,160	366,828
Guess?, Inc.	18,518	241,845
Haverty Furniture Cos., Inc.	5,699	126,803
Hibbett Sports, Inc.*(a)	5,997	93,553
J. Jill, Inc.*	3,423	41,898
Kirkland’s, Inc.*	4,127	38,587
Lithia Motors, Inc., Class A	6,926	715,110
Lumber Liquidators Holdings, Inc.*(a)	8,078	199,607
MarineMax, Inc.*	7,851	117,372
Monro Muffler Brake, Inc.	9,238	430,491
Office Depot, Inc.	154,015	904,068
Party City Holdco, Inc.*(a)	8,187	114,209
Pier 1 Imports, Inc.	24,646	113,618
Rent-A-Center, Inc.(a)	12,941	171,080
Restoration Hardware Holdings, Inc.*(a)	10,220	665,629
Select Comfort Corp.*	12,233	413,598
Shoe Carnival, Inc.	3,351	61,189
Sonic Automotive, Inc., Class A	8,347	151,498
Sportsman’s Warehouse Holdings, Inc.*(a)	10,801	48,929
Tailored Brands, Inc.(a)	14,801	185,605
Tile Shop Holdings, Inc.	9,829	143,503
Tilly’s, Inc., Class A	3,649	36,417
Vitamin Shoppe, Inc.*	7,130	78,430
West Marine, Inc.	6,059	78,101
Winmark Corp.	716	95,264
Zumiez, Inc.*	5,469	69,456

		12,173,299

Technology Hardware, Storage & Peripherals 0.6%
3D Systems Corp.*(a)	32,537	546,622
Avid Technology, Inc.*	9,936	51,170
CPI Card Group, Inc.(a)	6,071	17,909
Cray, Inc.*	11,580	238,548
Diebold Nixdorf, Inc.	22,518	526,921
Eastman Kodak Co.*(a)	5,264	50,008
Electronics For Imaging, Inc.*	13,751	668,024

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Technology Hardware, Storage & Peripherals (continued)
Immersion Corp.*(a)	8,820	$75,323
Intevac, Inc.*	5,662	64,264
Pure Storage, Inc., Class A*	27,727	334,665
Quantum Corp.*	8,266	66,955
Stratasys Ltd.*(a)	14,854	356,347
Super Micro Computer, Inc.*	11,726	314,843
USA Technologies, Inc.*	10,758	59,707

		3,371,306

Textiles, Apparel & Luxury Goods 0.7%
Columbia Sportswear Co.	8,623	522,381
Crocs, Inc.*	22,252	176,681
Culp, Inc.	3,257	97,710
Deckers Outdoor Corp.*	9,416	610,722
Delta Apparel, Inc.*	2,007	42,207
Fossil Group, Inc.*	12,690	142,762
G-III Apparel Group Ltd.*	13,015	338,780
Iconix Brand Group, Inc.*	15,165	101,151
Movado Group, Inc.	4,807	118,252
Oxford Industries, Inc.	4,908	309,842
Perry Ellis International, Inc.*	3,784	74,318
Sequential Brands Group, Inc.*(a)	12,115	38,889
Steven Madden Ltd.*	17,529	718,689
Superior Uniform Group, Inc.	2,793	62,368
Unifi, Inc.*	4,824	158,034
Vera Bradley, Inc.*	5,823	58,696
Wolverine World Wide, Inc.	28,043	790,813

		4,362,295

Thrifts & Mortgage Finance 2.3%
ASB Bancorp, Inc.*	812	35,890
Astoria Financial Corp.	27,694	558,865
Bank Mutual Corp.	12,419	123,569
BankFinancial Corp.	4,328	64,833
Bear State Financial, Inc.	5,281	49,008
Beneficial Bancorp, Inc.	21,267	331,765
BofI Holding, Inc.*(a)	17,933	499,793
Capitol Federal Financial, Inc.	38,344	546,785
Charter Financial Corp.	4,015	72,190
Clifton Bancorp, Inc.	6,370	106,315
Dime Community Bancshares, Inc.	9,445	196,456
Entegra Financial Corp.*	1,933	44,652
ESSA Bancorp, Inc.	2,595	38,276
Essent Group Ltd.*	22,939	881,316
Federal Agricultural Mortgage Corp., Class C	2,703	185,318
First Defiance Financial Corp.	2,942	152,249
Flagstar Bancorp, Inc.*	6,356	206,951
Greene County Bancorp, Inc.(a)	796	19,502
Hingham Institution for Savings	408	72,175
Home Bancorp, Inc.	1,616	65,480
HomeStreet, Inc.*	8,611	226,039
Impac Mortgage Holdings, Inc.*(a)	3,450	50,750
Kearny Financial Corp.	25,481	372,023
LendingTree, Inc.*	1,891	417,155
Malvern Bancorp, Inc.*(a)	1,841	45,657
Meridian Bancorp, Inc.	14,636	258,325
Meta Financial Group, Inc.	2,655	189,302
MGIC Investment Corp.*	109,996	1,283,653
Nationstar Mortgage Holdings, Inc.*	8,743	155,888
NMI Holdings, Inc., Class A*	16,874	199,113
Northfield Bancorp, Inc.	12,706	213,334
Northwest Bancshares, Inc.	28,682	461,780
OceanFirst Financial Corp.	9,361	253,496
Ocwen Financial Corp.*(a)	31,338	89,940
Oritani Financial Corp.	11,960	198,536
PCSB Financial Corp.*(a)	5,388	93,428
PennyMac Financial Services, Inc., Class A*	4,107	71,462
PHH Corp.*	16,357	225,399
Provident Bancorp, Inc.*(a)	1,397	29,127
Provident Financial Holdings, Inc.	2,165	41,135
Provident Financial Services, Inc.	18,266	484,414
Prudential Bancorp, Inc.(a)	2,293	39,371
Radian Group, Inc.	64,694	1,126,969
Riverview Bancorp, Inc.	5,564	42,231
SI Financial Group, Inc.	3,565	55,079
Southern Missouri Bancorp, Inc.	1,656	53,671
Territorial Bancorp, Inc.	2,114	63,695
Timberland Bancorp, Inc.	1,774	47,827
TrustCo Bank Corp.	27,712	230,010
United Community Financial Corp.	14,372	132,222
United Financial Bancorp, Inc.	15,221	275,348
Walker & Dunlop, Inc.*	8,248	414,462
Washington Federal, Inc.	26,573	888,867
Waterstone Financial, Inc.	7,754	146,163
Western New England Bancorp, Inc.	8,325	82,834
WSFS Financial Corp.	8,932	403,280

		13,613,373

Tobacco 0.2%
Turning Point Brands, Inc.*	2,086	32,166
Universal Corp.	7,381	472,015
Vector Group Ltd.	27,919	562,009

		1,066,190

Trading Companies & Distributors 1.2%
Aircastle Ltd.	14,255	335,563
Applied Industrial Technologies, Inc.	11,353	641,444
Beacon Roofing Supply, Inc.*	17,919	823,020
BMC Stock Holdings, Inc.*	19,418	427,196
CAI International, Inc.*	4,624	121,287
DXP Enterprises, Inc.*	4,688	134,030
EnviroStar, Inc.(a)	987	25,020
Foundation Building Materials, Inc.*	4,215	50,833
GATX Corp.(a)	11,635	719,392
GMS, Inc.*	6,983	209,630
H&E Equipment Services, Inc.	9,560	215,769
Herc Holdings, Inc.*	7,198	326,645
Huttig Building Products, Inc.*(a)	6,868	48,969
Kaman Corp.	7,983	408,091
Lawson Products, Inc.*	2,125	48,981
MRC Global, Inc.*	26,574	434,219
Neff Corp., Class A*	2,458	51,618
Nexeo Solutions, Inc.*	7,627	63,533
NOW, Inc.*	31,645	504,105
Rush Enterprises, Inc., Class A*	8,642	372,729
Rush Enterprises, Inc., Class B*	1,898	77,211
SiteOne Landscape Supply, Inc.*	10,075	528,937
Textainer Group Holdings Ltd.*	8,059	130,556
Titan Machinery, Inc.*	5,095	90,946
Triton International Ltd.	12,976	467,915
Veritiv Corp.*	3,414	126,830
Willis Lease Finance Corp.*	1,124	28,415

		7,412,884

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	16,827	182,573

Water Utilities 0.4%
American States Water Co.	10,778	532,972
AquaVenture Holdings Ltd.*(a)	3,388	54,174
Artesian Resources Corp., Class A	2,176	84,625

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Water Utilities (continued)
Cadiz, Inc.*(a)	6,106	$79,378
California Water Service Group	14,258	554,636
Connecticut Water Service, Inc.	3,196	182,108
Consolidated Water Co. Ltd.	4,434	57,198
Global Water Resources, Inc.(a)	2,654	25,054
Middlesex Water Co.	4,888	191,805
Pure Cycle Corp.*(a)	4,652	34,425
SJW Group	4,909	259,539
York Water Co. (The)	3,921	136,451

		2,192,365

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	11,081	164,331
Shenandoah Telecommunications Co.	13,487	414,725
Spok Holdings, Inc.	6,396	104,895

		683,951

Total Common Stocks (cost $451,497,594)		579,609,525

Rights 0.0%†

	Number of Rights	Market Value
Biotechnology 0.0%†
Dyax Corp., CVR*(b)(c)	57,445	71,806

Electronic Equipment, Instruments & Components 0.0%†
Gerber Scientific, Inc., CVR*(b)(c)	11,566	0

Total Rights (cost $–)		71,806

Short-Term Investment 0.9%

	Shares	Market Value
Money Market Fund 0.9%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.91%(d)(e)	5,133,157	5,133,157

Total Short-Term Investment (cost $5,133,157)		5,133,157

Repurchase Agreement 10.3%

	Principal Amount	Market Value
Royal Bank of Canada, 1.02%, dated 07/31/17, due 08/01/17, repurchase price $60,535,656, collateralized by U.S. Treasury Notes, ranging from 1.75% - 2.00%, maturing 10/31/20 - 04/30/24; total market value $61,744,809.(e)	$60,533,941	60,533,941

Total Repurchase Agreement (cost $60,533,941)		$60,533,941

Total Investments (cost $517,164,692)(f) — 109.5%		645,348,429
Liabilities in excess of other assets — (9.5)%		(55,891,789)

NET ASSETS — 100.0%		$589,456,640

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $64,329,503, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $5,133,157 and $60,533,941, respectively, and by $903,663 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.75% - 8.13%, and maturity dates ranging from 10/31/17 - 11/15/43; a total value of $66,570,761.
(b)	Fair valued security.
(c)	Illiquid security.
(d)	Represents 7-day effective yield as of July 31, 2017.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2017 was $65,667,098.
(f)	At July 31, 2017, the tax basis cost of the Fund’s investments was $530,432,390, tax unrealized appreciation and depreciation were $163,571,720 and $(48,655,681), respectively.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
Ltd.	Limited
NV	Public Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

At July 31, 2017, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
143	Russell 2000 Mini Index	09/15/17	$10,184,460	$132,830

At July 31, 2017, the Fund has $474,600 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$8,103,597	$—	$—	$8,103,597
Air Freight & Logistics	1,845,973	—	—	1,845,973
Airlines	1,712,279	—	—	1,712,279
Auto Components	6,789,419	—	—	6,789,419
Automobiles	345,331	—	—	345,331
Banks	59,498,426	—	—	59,498,426
Beverages	1,550,674	—	—	1,550,674
Biotechnology	31,628,682	—	—	31,628,682
Building Products	7,008,054	—	—	7,008,054
Capital Markets	7,823,958	—	—	7,823,958
Chemicals	12,142,882	—	—	12,142,882
Commercial Services & Supplies	14,703,389	—	—	14,703,389
Communications Equipment	11,412,709	—	—	11,412,709
Construction & Engineering	6,873,647	—	—	6,873,647
Construction Materials	1,368,274	—	—	1,368,274
Consumer Finance	3,483,510	—	—	3,483,510
Containers & Packaging	694,640	—	—	694,640
Distributors	587,879	—	—	587,879
Diversified Consumer Services	4,854,838	—	—	4,854,838
Diversified Financial Services	595,127	—	—	595,127
Diversified Telecommunication Services	4,185,593	—	—	4,185,593
Electric Utilities	6,418,126	—	—	6,418,126
Electrical Equipment	3,932,581	—	—	3,932,581
Electronic Equipment, Instruments & Components	16,735,458	—	—	16,735,458

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Energy Equipment & Services	$8,187,048	$—	$—	$8,187,048
Equity Real Estate Investment Trusts (REITs)	41,226,996	—	—	41,226,996
Food & Staples Retailing	3,086,542	—	—	3,086,542
Food Products	7,470,926	—	—	7,470,926
Gas Utilities	7,481,521	—	—	7,481,521
Health Care Equipment & Supplies	21,224,122	—	—	21,224,122
Health Care Providers & Services	11,551,668	—	—	11,551,668
Health Care Technology	4,810,132	—	—	4,810,132
Hotels, Restaurants & Leisure	18,351,284	—	—	18,351,284
Household Durables	8,629,377	—	—	8,629,377
Household Products	1,536,638	—	—	1,536,638
Independent Power and Renewable Electricity Producers	2,620,490	—	—	2,620,490
Industrial Conglomerates	377,746	—	—	377,746
Insurance	14,584,940	—	—	14,584,940
Internet & Direct Marketing Retail	3,189,062	—	—	3,189,062
Internet Software & Services	16,891,921	—	—	16,891,921
IT Services	11,633,422	—	—	11,633,422
Leisure Products	2,127,444	—	—	2,127,444
Life Sciences Tools & Services	4,796,335	—	—	4,796,335
Machinery	20,354,335	—	—	20,354,335
Marine	683,231	—	—	683,231
Media	8,166,972	—	—	8,166,972
Metals & Mining	7,629,051	—	—	7,629,051
Mortgage Real Estate Investment Trusts (REITs)	5,147,183	—	—	5,147,183
Multiline Retail	2,238,117	—	—	2,238,117
Multi-Utilities	3,181,355	—	—	3,181,355
Oil, Gas & Consumable Fuels	12,775,206	—	—	12,775,206
Paper & Forest Products	3,551,632	—	—	3,551,632
Personal Products	971,094	—	—	971,094
Pharmaceuticals	11,437,268	—	—	11,437,268
Professional Services	7,135,262	—	—	7,135,262
Real Estate Management & Development	2,898,918	—	—	2,898,918
Road & Rail	4,331,925	—	—	4,331,925
Semiconductors & Semiconductor Equipment	19,110,318	—	—	19,110,318
Software	20,866,762	—	—	20,866,762
Specialty Retail	12,173,299	—	—	12,173,299
Technology Hardware, Storage & Peripherals	3,371,306	—	—	3,371,306
Textiles, Apparel & Luxury Goods	4,362,295	—	—	4,362,295
Thrifts & Mortgage Finance	13,613,373	—	—	13,613,373
Tobacco	1,066,190	—	—	1,066,190
Trading Companies & Distributors	7,412,884	—	—	7,412,884
Transportation Infrastructure	182,573	—	—	182,573
Water Utilities	2,192,365	—	—	2,192,365
Wireless Telecommunication Services	683,951	—	—	683,951

Total Common Stocks	$579,609,525	$—	$—	$579,609,525

Futures Contracts	132,830	—	—	132,830
Repurchase Agreement	—	60,533,941	—	60,533,941
Rights	—	—	71,806	71,806
Short-Term Investment	5,133,157	—	—	5,133,157

Total	$584,875,512	$60,533,941	$71,806	$645,481,259

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the period ended July 31, 2017, the Fund held one common stock and one rights investment that was categorized as a Level 3 investment which were each valued at $0.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Rights	Total
Balance as of 10/31/16	$—	$75,609	$75,609
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	86,365	86,365
Change in Unrealized Appreciation/(Depreciation)	—	(67,567)	(67,567)
Purchases	—	—	—
Sales	—	(86,365)	(86,365)
Transfers Into Level 3	—	63,764	63,764
Transfers Out of Level 3	—	—	—

Balance as of 07/31/17	$—	$71,806	$71,806

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 07/31/17	$—	$8,042	$8,042

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$132,830

Total		$132,830

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Small Company Growth Fund

Common Stocks 96.7%

	Shares	Market Value
Biotechnology 2.7%
Incyte Corp.*	23,878	$3,182,699
Ironwood Pharmaceuticals, Inc.*	160,739	2,853,117

		6,035,816

Chemicals 3.7%
Balchem Corp.	104,996	8,147,690

Communications Equipment 3.4%
NetScout Systems, Inc.*	218,051	7,522,759

Electronic Equipment, Instruments & Components 5.3%
Cognex Corp.	104,789	9,961,242
Dolby Laboratories, Inc., Class A	16,735	866,036
FLIR Systems, Inc.	25,112	937,180

		11,764,458

Energy Equipment & Services 0.4%
Geospace Technologies Corp.*	62,972	969,139

Health Care Equipment & Supplies 20.4%
Abaxis, Inc.	126,198	5,931,306
ABIOMED, Inc.*	39,522	5,852,813
Cantel Medical Corp.	104,748	7,772,302
Cardiovascular Systems, Inc.*	62,529	1,972,790
Endologix, Inc.*(a)	211,540	1,034,431
Inogen, Inc.*	53,550	5,054,049
Meridian Bioscience, Inc.	153,210	2,075,995
Neogen Corp.*	137,836	9,079,257
Quidel Corp.*	191,341	6,120,999

		44,893,942

Health Care Technology 13.0%
Medidata Solutions, Inc.*	133,637	10,264,658
Quality Systems, Inc.*	288,844	4,939,232
Veeva Systems, Inc., Class A*	152,519	9,724,611
Vocera Communications, Inc.*	137,721	3,755,652

		28,684,153

Hotels, Restaurants & Leisure 0.5%
Zoe’s Kitchen, Inc.*(a)	91,092	1,030,251

Internet Software & Services 1.2%
NIC, Inc.	159,730	2,595,612

Life Sciences Tools & Services 3.4%
Bio-Techne Corp.	58,814	6,817,131
Bruker Corp.	25,544	732,602

		7,549,733

Machinery 6.6%
DMC Global, Inc.	77,567	1,078,181
Proto Labs, Inc.*	102,582	7,580,810
Sun Hydraulics Corp.	142,033	5,874,485

		14,533,476

Semiconductors & Semiconductor Equipment 0.5%
Diodes, Inc.*	42,334	1,123,121

Software 35.6%
ACI Worldwide, Inc.*	363,125	8,413,606
American Software, Inc., Class A	161,125	1,562,912
ANSYS, Inc.*	78,725	10,198,824
Blackbaud, Inc.(a)	117,268	10,828,527
Ellie Mae, Inc.*(a)	69,763	6,084,729
Guidewire Software, Inc.*	130,972	9,450,940
Manhattan Associates, Inc.*	187,751	8,298,594
Nuance Communications, Inc.*	22,359	386,811
Paycom Software, Inc.*(a)	131,235	9,198,261
PROS Holdings, Inc.*	180,706	5,209,754
Tyler Technologies, Inc.*	51,609	8,866,942

		78,499,900

Total Common Stocks (cost $175,628,944)		213,350,050

Short-Term Investments 0.8%

	Shares	Market Value
Money Market Fund 0.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.91%(b)(c)	120,825	120,825
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 1.22%,(b)	1,534,470	1,535,084

Total Short-Term Investments (cost $1,655,909)		1,655,909

Repurchase Agreement 0.6%

	Principal Amount	Market Value
Royal Bank of Canada, 1.02%, dated 07/31/17, due 08/01/17, repurchase price $1,424,900, collateralized by U.S. Treasury Notes, ranging from 1.75% - 2.00%, maturing 10/31/20 - 04/30/24; total market value $1,453,361.(c)	$1,424,860	1,424,860

Total Repurchase Agreement (cost $1,424,860)		1,424,860

Total Investments (cost $178,709,713)(d) — 98.1%		216,430,819
Other assets in excess of liabilities — 1.9%		4,246,093

NET ASSETS — 100.0%		$220,676,912

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $16,004,227, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $120,825 and $1,424,860, respectively, and by $15,104,276 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.75% - 8.13%, and maturity dates ranging from 10/31/17 - 11/15/43; a total value of $16,649,961.
(b)	Represents 7-day effective yield as of July 31, 2017.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2017 was $1,545,685.
(d)	At July 31, 2017, the tax basis cost of the Fund’s investments was $178,818,780, tax unrealized appreciation and depreciation were $44,777,512 and $(7,165,473), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Small Company Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$213,350,050	$—	$—	$213,350,050
Repurchase Agreement	—	1,424,860	—	1,424,860
Short-Term Investments	1,655,909	—	—	1,655,909

Total	$215,005,959	$1,424,860	$—	$216,430,819

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Global Sustainable Equity Fund

(formerly, Nationwide Global Equity Fund)

Common Stocks 95.0%

	Shares	Market Value
AUSTRALIA 0.9%
Commercial Services & Supplies 0.9%
Brambles Ltd.	64,183	$474,519

CHINA 2.1%
Chemicals 0.0%†
Tianhe Chemicals Group Ltd.*(a)(b)(c)	2,702,000	0

Insurance 2.1%
Ping An Insurance Group Co. of China Ltd., Class H	158,500	1,173,648

		1,173,648

DENMARK 1.0%
Marine 1.0%
AP Moller - Maersk A/S, Class B	253	553,264

FRANCE 4.0%
Banks 2.4%
Credit Agricole SA	75,839	1,333,906

Electrical Equipment 1.6%
Schneider Electric SE*	11,221	879,677

		2,213,583

GERMANY 4.3%
Machinery 1.8%
Jungheinrich AG (Preference)	24,617	978,353

Software 2.5%
SAP SE	12,867	1,365,877

		2,344,230

JAPAN 8.5%
Banks 0.9%
Sumitomo Mitsui Financial Group, Inc.	12,300	481,593

Chemicals 0.9%
Shin-Etsu Chemical Co. Ltd.	5,400	495,573

Household Durables 1.2%
Panasonic Corp.	49,700	686,414

Machinery 2.6%
Makita Corp.	20,700	810,703
THK Co. Ltd.	20,700	634,341

		1,445,044

Personal Products 1.4%
Kao Corp.	12,800	779,946

Wireless Telecommunication Services 1.5%
NTT DOCOMO, Inc.	34,500	801,238

		4,689,808

NETHERLANDS 1.4%
Chemicals 1.4%
Koninklijke DSM NV	10,462	772,575

NORWAY 2.3%
Diversified Telecommunication Services 1.2%
Telenor ASA	32,958	659,340

Oil, Gas & Consumable Fuels 1.1%
Statoil ASA	31,702	595,223

		1,254,563

SPAIN 1.1%
Media 1.1%
Mediaset Espana Comunicacion SA	49,296	621,445

SWEDEN 1.9%
Banks 1.9%
Nordea Bank AB	81,205	1,024,576

SWITZERLAND 3.4%
Insurance 1.7%
Zurich Insurance Group AG	3,131	954,441

Pharmaceuticals 1.7%
Novartis AG (Registered)	3,468	295,533
Roche Holding AG	2,560	647,081

		942,614

		1,897,055

TAIWAN 1.0%
Semiconductors & Semiconductor Equipment 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	15,400	553,784

UNITED KINGDOM 8.0%
Household Products 1.2%
Reckitt Benckiser Group plc	6,796	660,721

Insurance 1.3%
Aviva plc	103,748	737,699

Personal Products 2.5%
Unilever NV, CVA	23,297	1,359,494

Software 2.2%
Sage Group plc (The)	135,268	1,202,671

Trading Companies & Distributors 0.8%
Ashtead Group plc	21,006	451,412

		4,411,997

UNITED STATES 55.1%
Airlines 1.2%
Southwest Airlines Co.	12,009	666,620

Auto Components 1.9%
Delphi Automotive plc	11,700	1,057,914

Banks 3.6%
Investors Bancorp, Inc.	55,101	731,741
Pinnacle Financial Partners, Inc.	9,304	594,526
US Bancorp	12,700	670,306

		1,996,573

Biotechnology 3.8%
Alnylam Pharmaceuticals, Inc.*	5,537	458,131
Celgene Corp.*	3,438	465,540
Lexicon Pharmaceuticals, Inc.*(d)	22,496	366,685
Shire plc	14,168	792,435

		2,082,791

Capital Markets 1.5%
T. Rowe Price Group, Inc.	9,725	804,452

Chemicals 5.7%
Ecolab, Inc.	9,911	1,304,981
LyondellBasell Industries NV, Class A	9,938	895,314
Praxair, Inc.	6,919	900,577

		3,100,872

Communications Equipment 1.9%
Arista Networks, Inc.*	3,547	529,532
Cisco Systems, Inc.	16,582	521,504

		1,051,036

Energy Equipment & Services 0.7%
Schlumberger Ltd.	5,829	399,869

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Global Sustainable Equity Fund

(formerly, Nationwide Global Equity Fund) (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Equity Real Estate Investment Trusts (REITs) 0.7%
Simon Property Group, Inc.	2,359	$373,902

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	3,681	583,475
Kroger Co. (The)	31,147	763,725

		1,347,200

Health Care Providers & Services 2.2%
UnitedHealth Group, Inc.	6,334	1,214,925

Household Products 1.4%
Procter & Gamble Co. (The)	8,390	761,980

Insurance 4.9%
Marsh & McLennan Cos., Inc.	18,548	1,446,187
MetLife, Inc.	22,700	1,248,500

		2,694,687

Internet & Direct Marketing Retail 3.9%
Amazon.com, Inc.*	1,488	1,469,816
Priceline Group, Inc. (The)*	321	651,149

		2,120,965

IT Services 0.5%
Visa, Inc., Class A	2,838	282,551

Life Sciences Tools & Services 1.5%
Bio-Rad Laboratories, Inc., Class A*	3,465	816,458

Media 1.8%
Walt Disney Co. (The)	9,045	994,317

Oil, Gas & Consumable Fuels 3.1%
EOG Resources, Inc.	10,120	962,817
Hess Corp.	17,063	759,986

		1,722,803

Pharmaceuticals 4.5%
Allergan plc	4,296	1,084,009
Eli Lilly & Co.	6,809	562,831
Medicines Co. (The)*(d)	8,775	337,399
Zoetis, Inc.	7,734	483,530

		2,467,769

Semiconductors & Semiconductor Equipment 2.1%
Applied Materials, Inc.	9,395	416,292
Integrated Device Technology, Inc.*	10,512	274,784
Micron Technology, Inc.*	17,334	487,432

		1,178,508

Software 4.4%
Adobe Systems, Inc.*	5,582	817,707
Electronic Arts, Inc.*	8,242	962,172
PTC, Inc.*	11,349	626,351

		2,406,230

Specialty Retail 1.4%
TJX Cos., Inc. (The)	10,766	756,957

		30,299,379

Total Common Stocks (cost $44,360,730)		52,284,426

Short-Term Investments 2.1%

	Shares	Market Value
Money Market Fund 2.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.91% (e)(f)	55,709	55,709
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 1.22%, (e)	1,120,142	1,120,590

Total Short-Term Investments (cost $1,176,299)		1,176,299

Repurchase Agreement 1.2%

	Principal Amount	Market Value
Royal Bank of Canada, 1.02%, dated 07/31/17, due 08/01/17, repurchase price $656,975, collateralized by U.S. Treasury Notes, ranging from 1.75% - 2.00%, maturing 10/31/20 - 04/30/24; total market value $670,098.(f)	$656,957	656,957

Total Repurchase Agreement (cost $656,957)		656,957

Total Investments (cost $46,193,986)(g) — 98.3%		54,117,682
Other assets in excess of liabilities — 1.7%		962,289

NET ASSETS — 100.0%		$55,079,971

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Global Sustainable Equity Fund

(formerly, Nationwide Global Equity Fund) (Continued)

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	Illiquid security.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2017 was $0 which represents 0.0% of net assets.
(d)	The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $696,152, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $55,709 and $656,957, respectively, a total value of $712,666.
(e)	Represents 7-day effective yield as of July 31, 2017.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2017 was $712,666.
(g)	At July 31, 2017, the tax basis cost of the Fund’s investments was $46,242,762, tax unrealized appreciation and depreciation were $9,198,829 and $(1,323,909), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
CVA	Dutch Certificate
Ltd.	Limited
NV	Public Traded Company
plc	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SA	Stock Company
SE	European Public Limited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Global Sustainable Equity Fund

(formerly, Nationwide Global Equity Fund) (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Airlines	$666,620	$—	$—	$666,620
Auto Components	1,057,914	—	—	1,057,914
Banks	1,996,573	2,840,075	—	4,836,648
Biotechnology	1,290,356	792,435	—	2,082,791
Capital Markets	804,452	—	—	804,452
Chemicals	3,100,872	1,268,148	—	4,369,020
Commercial Services & Supplies	—	474,519	—	474,519
Communications Equipment	1,051,036	—	—	1,051,036
Diversified Telecommunication Services	659,340	—	—	659,340
Electrical Equipment	—	879,677	—	879,677
Energy Equipment & Services	399,869	—	—	399,869
Equity Real Estate Investment Trusts (REITs)	373,902	—	—	373,902
Food & Staples Retailing	1,347,200	—	—	1,347,200
Health Care Providers & Services	1,214,925	—	—	1,214,925
Household Durables	—	686,414	—	686,414
Household Products	761,980	660,721	—	1,422,701
Insurance	2,694,687	2,865,788	—	5,560,475
Internet & Direct Marketing Retail	2,120,965	—	—	2,120,965
IT Services	282,551	—	—	282,551

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Global Sustainable Equity Fund

(formerly, Nationwide Global Equity Fund) (Continued)

	Level 1(a)	Level 2(a)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Life Sciences Tools & Services	$816,458	$—	$—	$816,458
Machinery	—	2,423,397	—	2,423,397
Marine	—	553,264	—	553,264
Media	994,317	621,445	—	1,615,762
Oil, Gas & Consumable Fuels	1,722,803	595,223	—	2,318,026
Personal Products	—	2,139,440	—	2,139,440
Pharmaceuticals	2,467,769	942,614	—	3,410,383
Semiconductors & Semiconductor Equipment	1,732,292	—	—	1,732,292
Software	2,406,230	2,568,548	—	4,974,778
Specialty Retail	756,957	—	—	756,957
Trading Companies & Distributors	—	451,412	—	451,412
Wireless Telecommunication Services	—	801,238	—	801,238

Total Common Stocks	$30,720,068	$21,564,358	$—	$52,284,426

Repurchase Agreement	$—	$656,957	$—	$656,957
Short-Term Investments	1,176,299	—	—	1,176,299

Total	$31,896,367	$22,221,315	$—	$54,117,682

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended July 31, 2017, there was a transfer of an international common stock from Level 2 to Level 1. The market value at the time of the transfer and at July 31, 2017, was $608,011 and $659,340, respectively. The investment was previously valued using the last quoted sales price from the local exchange on which it traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At July 31, 2017, the Fund valued this security at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

During the period ended July 31, 2017, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Total
Balance as of 10/31/16	$16,305	$16,305
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	(16,305)	(16,305)
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/17	$—	$—

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 07/31/2017	$(16,305)	$(16,305)

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Destination 2010 Fund

Investment Companies 84.1%

	Shares	Market Value
Alternative Assets 7.0%
Nationwide Portfolio Completion Fund, Class R6(a)	165,282	$1,624,722

Total Alternative Assets (cost $1,553,776)		1,624,722

Equity Funds 36.0%
Nationwide International Index Fund, Class R6(a)	329,944	2,788,024
Nationwide Mid Cap Market Index Fund, Class R6(a)	86,279	1,619,459
Nationwide S&P 500 Index Fund, Class R6(a)	235,735	3,705,753
Nationwide Small Cap Index Fund, Class R6(a)	15,130	230,285

Total Equity Funds (cost $7,444,318)		8,343,521

Fixed Income Funds 41.1%
Nationwide Bond Index Fund, Class R6(a)	567,704	6,267,448
Nationwide Core Plus Bond Fund, Class R6(a)	203,684	2,091,837
Nationwide Inflation-Protected Securities Fund, Class R6(a)	118,339	1,158,543

Total Fixed Income Funds (cost $9,504,031)		9,517,828

Total Investment Companies (cost $18,502,125)		19,486,071

Investment Contract 16.0%

	Principal Amount	Market Value
Nationwide Contract, 2.90%(a)(b)(c)	$3,708,400	3,708,400

Total Investment Contract (cost $3,708,400)		3,708,400

Total Investments (cost $22,210,525)(d) — 100.1%		23,194,471
Liabilities in excess of other assets — (0.1)%		(12,171)

NET ASSETS — 100.0%		$23,182,300

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2017, the tax basis cost of the Fund’s investments was $22,729,446, tax unrealized appreciation and depreciation were $488,264 and $(23,239), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Destination 2010 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$19,486,071	$—	$—	$19,486,071
Investment Contract	—	—	3,708,400	3,708,400

Total	$19,486,071	$—	$3,708,400	$23,194,471

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Destination 2010 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/16	$2,921,839	$2,921,839
Purchases*	2,005,217	2,005,217
Sales	(1,218,656)	(1,218,656)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/17	$3,708,400	$3,708,400

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.90% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Destination 2015 Fund

Investment Companies 88.0%

	Shares	Market Value
Alternative Assets 9.0%
Nationwide Portfolio Completion Fund, Class R6(a)	909,283	$8,938,254

Total Alternative Assets (cost $8,840,522)		8,938,254

Equity Funds 43.9%
Nationwide International Index Fund, Class R6(a)	1,761,867	14,887,777
Nationwide Mid Cap Market Index Fund, Class R6(a)	420,212	7,887,370
Nationwide S&P 500 Index Fund, Class R6(a)	1,198,536	18,840,982
Nationwide Small Cap Index Fund, Class R6(a)	129,805	1,975,637

Total Equity Funds (cost $39,818,870)		43,591,766

Fixed Income Funds 35.1%
Nationwide Bond Index Fund, Class R6(a)	1,981,201	21,872,463
Nationwide Core Plus Bond Fund, Class R6(a)	871,152	8,946,736
Nationwide Inflation-Protected Securities Fund, Class R6(a)	405,686	3,971,669

Total Fixed Income Funds (cost $34,877,515)		34,790,868

Total Investment Companies (cost $83,536,907)		87,320,888

Investment Contract 12.0%

	Principal Amount	Market Value
Nationwide Contract, 2.90%(a)(b)(c)	$11,904,238	11,904,238

Total Investment Contract (cost $11,904,238)		11,904,238

Total Investments (cost $95,441,145)(d) — 100.0%		99,225,126
Liabilities in excess of other assets — 0.0%†		(40,322)

NET ASSETS — 100.0%		$99,184,804

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2017, the tax basis cost of the Fund’s investments was $96,226,346, tax unrealized appreciation and depreciation were $3,257,115 and $(258,335), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Destination 2015 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$87,320,888	$—	$—	$87,320,888
Investment Contract	—	—	11,904,238	11,904,238

Total	$87,320,888	$—	$11,904,238	$99,225,126

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Destination 2015 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/16	$8,843,643	$8,843,643
Purchases*	5,179,567	5,179,567
Sales	(2,118,972)	(2,118,972)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/17	$11,904,238	$11,904,238

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.90% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Destination 2020 Fund

Investment Companies 91.0%

	Shares	Market Value
Alternative Assets 12.0%
Nationwide Portfolio Completion Fund, Class R6(a)	3,127,981	$30,748,049

Total Alternative Assets (cost $30,291,309)		30,748,049

Equity Funds 50.9%
Nationwide International Index Fund, Class R6(a)	5,163,067	43,627,918
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,217,473	22,851,966
Nationwide S&P 500 Index Fund, Class R6(a)	3,578,019	56,246,466
Nationwide Small Cap Index Fund, Class R6(a)	503,127	7,657,587

Total Equity Funds (cost $116,974,853)		130,383,937

Fixed Income Funds 28.1%
Nationwide Bond Index Fund, Class R6(a)	3,946,765	43,572,280
Nationwide Core Plus Bond Fund, Class R6(a)	2,001,001	20,550,278
Nationwide Inflation-Protected Securities Fund, Class R6(a)	785,757	7,692,561

Total Fixed Income Funds (cost $72,011,058)		71,815,119

Total Investment Companies (cost $219,277,220)		232,947,105

Investment Contract 9.0%

	Principal Amount	Market Value
Nationwide Contract, 2.90%(a)(b)(c)	$23,058,811	23,058,811

Total Investment Contract (cost $23,058,811)		23,058,811

Total Investments (cost $242,336,031)(d) — 100.0%		256,005,916
Liabilities in excess of other assets — 0.0%†		(96,701)

NET ASSETS — 100.0%		$255,909,215

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2017, the tax basis cost of the Fund’s investments was $244,696,962, tax unrealized appreciation and depreciation were $11,806,839 and $(497,885), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Destination 2020 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$232,947,105	$—	$—	$232,947,105
Investment Contract	—	—	23,058,811	23,058,811

Total	$232,947,105	$—	$23,058,811	$256,005,916

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Destination 2020 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/16	$15,828,041	$15,828,041
Purchases*	9,489,579	9,489,579
Sales	(2,258,809)	(2,258,809)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/17	$23,058,811	$23,058,811

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.90% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Destination 2025 Fund

Investment Companies 93.5%

	Shares	Market Value
Alternative Assets 13.0%
Nationwide Portfolio Completion Fund, Class R6(a)	4,144,419	$40,739,642

Total Alternative Assets (cost $39,778,269)		40,739,642

Equity Funds 59.5%
Nationwide International Index Fund, Class R6(a)	7,059,817	59,655,454
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,816,177	34,089,641
Nationwide S&P 500 Index Fund, Class R6(a)	4,960,789	77,983,605
Nationwide Small Cap Index Fund, Class R6(a)	917,041	13,957,372

Total Equity Funds (cost $165,051,929)		185,686,072

Fixed Income Funds 21.0%
Nationwide Bond Index Fund, Class R6(a)	3,677,150	40,595,732
Nationwide Core Plus Bond Fund, Class R6(a)	1,824,949	18,742,229
Nationwide Inflation-Protected Securities Fund, Class R6(a)	636,990	6,236,129

Total Fixed Income Funds (cost $65,616,346)		65,574,090

Total Investment Companies (cost $270,446,544)		291,999,804

Investment Contract 6.5%

	Principal Amount	Market Value
Nationwide Contract, 2.90%(a)(b)(c)	$20,296,090	20,296,090

Total Investment Contract (cost $20,296,090)		20,296,090

Total Investments (cost $290,742,634)(d) — 100.0%		312,295,894
Liabilities in excess of other assets — 0.0%†		(115,587)

NET ASSETS — 100.0%		$312,180,307

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2017, the tax basis cost of the Fund’s investments was $293,413,372, tax unrealized appreciation and depreciation were $19,135,996 and $(253,474), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Destination 2025 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$291,999,804	$—	$—	$291,999,804
Investment Contract	—	—	20,296,090	20,296,090

Total	$291,999,804	$—	$20,296,090	$312,295,894

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Destination 2025 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/16	$9,058,530	$9,058,530
Purchases*	12,567,805	12,567,805
Sales	(1,330,245)	(1,330,245)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/17	$20,296,090	$20,296,090

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.90% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Destination 2030 Fund

Investment Companies 96.0%

	Shares	Market Value
Alternative Assets 15.1%
Nationwide Portfolio Completion Fund, Class R6(a)	4,798,225	$47,166,555

Total Alternative Assets (cost $45,816,873)		47,166,555

Equity Funds 65.9%
Nationwide International Index Fund, Class R6(a)	7,445,152	62,911,530
Nationwide Mid Cap Market Index Fund, Class R6(a)	2,157,430	40,494,958
Nationwide S&P 500 Index Fund, Class R6(a)	5,376,446	84,517,734
Nationwide Small Cap Index Fund, Class R6(a)	1,225,877	18,657,852

Total Equity Funds (cost $182,577,244)		206,582,074

Fixed Income Funds 15.0%
Nationwide Bond Index Fund, Class R6(a)	2,844,794	31,406,524
Nationwide Core Plus Bond Fund, Class R6(a)	1,526,471	15,676,857

Total Fixed Income Funds (cost $46,992,591)		47,083,381

Total Investment Companies (cost $275,386,708)		300,832,010

Investment Contract 4.0%

	Principal Amount	Market Value
Nationwide Contract, 2.90%(a)(b)(c)	$12,533,128	12,533,128

Total Investment Contract (cost $12,533,128)		12,533,128

Total Investments (cost $287,919,836)(d) — 100.0%		313,365,138
Liabilities in excess of other assets — 0.0%†		(125,791)

NET ASSETS — 100.0%		$313,239,347

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2017, the tax basis cost of the Fund’s investments was $290,315,788, tax unrealized appreciation and depreciation were $23,114,368 and $(65,018), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Destination 2030 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$300,832,010	$—	$—	$300,832,010
Investment Contract	—	—	12,533,128	12,533,128

Total	$300,832,010	$—	$12,533,128	$313,365,138

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Destination 2030 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/16	$5,839,189	$5,839,189
Purchases*	7,071,609	7,071,609
Sales	(377,670)	(377,670)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/17	$12,533,128	$12,533,128

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.90% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Destination 2035 Fund

Investment Companies 97.0%

	Shares	Market Value
Alternative Assets 15.0%
Nationwide Portfolio Completion Fund, Class R6(a)	3,924,449	$38,577,334

Total Alternative Assets (cost $37,494,771)		38,577,334

Equity Funds 71.0%
Nationwide International Index Fund, Class R6(a)	6,700,746	56,621,304
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,911,053	35,870,470
Nationwide S&P 500 Index Fund, Class R6(a)	4,568,254	71,812,953
Nationwide Small Cap Index Fund, Class R6(a)	1,175,211	17,886,710

Total Equity Funds (cost $163,140,752)		182,191,437

Fixed Income Funds 11.0%
Nationwide Bond Index Fund, Class R6(a)	1,862,675	20,563,935
Nationwide Core Plus Bond Fund, Class R6(a)	748,944	7,691,659

Total Fixed Income Funds (cost $28,219,887)		28,255,594

Total Investment Companies (cost $228,855,410)		249,024,365

Investment Contract 3.0%

	Principal Amount	Market Value
Nationwide Contract, 2.90%(a)(b)(c)	$7,678,928	7,678,928

Total Investment Contract (cost $7,678,928)		7,678,928

Total Investments (cost $236,534,338)(d) — 100.0%		256,703,293
Liabilities in excess of other assets — 0.0%†		(103,655)

NET ASSETS — 100.0%		$256,599,638

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2017, the tax basis cost of the Fund’s investments was $238,174,886, tax unrealized appreciation and depreciation were $18,546,104 and $(17,697), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Destination 2035 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$249,024,365	$—	$—	$249,024,365
Investment Contract	—	—	7,678,928	7,678,928

Total	$249,024,365	$—	$7,678,928	$256,703,293

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/16	$—	$—
Purchases*	7,865,532	7,865,532
Sales	(186,604)	(186,604)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/17	$7,678,928	$7,678,928

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Destination 2035 Fund (Continued)

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.90% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Destination 2040 Fund

Investment Companies 98.0%

	Shares	Market Value
Alternative Assets 12.0%
Nationwide Portfolio Completion Fund, Class R6(a)	2,562,369	$25,188,083

Total Alternative Assets (cost $24,511,407)		25,188,083

Equity Funds 78.0%
Nationwide International Index Fund, Class R6(a)	5,975,697	50,494,639
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,780,491	33,419,825
Nationwide S&P 500 Index Fund, Class R6(a)	3,991,704	62,749,581
Nationwide Small Cap Index Fund, Class R6(a)	1,094,015	16,650,903

Total Equity Funds (cost $147,066,346)		163,314,948

Fixed Income Funds 8.0%
Nationwide Bond Index Fund, Class R6(a)	1,137,281	12,555,586
Nationwide Core Plus Bond Fund, Class R6(a)	407,254	4,182,499

Total Fixed Income Funds (cost $16,779,389)		16,738,085

Total Investment Companies (cost $188,357,142)		205,241,116

Investment Contract 2.0%

	Principal Amount	Market Value
Nationwide Contract, 2.90%(a)(b)(c)	$4,182,622	4,182,622

Total Investment Contract (cost $4,182,622)		4,182,622

Total Investments (cost $192,539,764)(d) — 100.0%		209,423,738
Liabilities in excess of other assets — 0.0%†		(81,381)

NET ASSETS — 100.0%		$209,342,357

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2017, the tax basis cost of the Fund’s investments was $193,515,749, tax unrealized appreciation and depreciation were $15,981,041 and $(73,052), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Destination 2040 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$205,241,116	$—	$—	$205,241,116
Investment Contract	—	—	4,182,622	4,182,622

Total	$205,241,116	$—	$4,182,622	$209,423,738

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/16	$—	$—
Purchases*	4,189,492	4,189,492
Sales	(6,870)	(6,870)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/17	$4,182,622	$4,182,622

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Destination 2040 Fund (Continued)

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.90% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Destination 2045 Fund

Investment Companies 100.0%

	Shares	Market Value
Alternative Assets 9.0%
Nationwide Portfolio Completion Fund, Class R6(a)	1,448,142	$14,235,236

Total Alternative Assets (cost $13,815,476)		14,235,236

Equity Funds 84.0%
Nationwide International Index Fund, Class R6(a)	4,677,757	39,527,044
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,427,587	26,795,810
Nationwide S&P 500 Index Fund, Class R6(a)	3,212,170	50,495,314
Nationwide Small Cap Index Fund, Class R6(a)	1,032,957	15,721,609

Total Equity Funds (cost $120,895,013)		132,539,777

Fixed Income Funds 7.0%
Nationwide Bond Index Fund, Class R6(a)	714,750	7,890,841
Nationwide Core Plus Bond Fund, Class R6(a)	306,697	3,149,780

Total Fixed Income Funds (cost $10,978,608)		11,040,621

Total Investment Companies (cost $145,689,097)		157,815,634

Total Investments (cost $145,689,097)(b) — 100.0%		157,815,634
Liabilities in excess of other assets — 0.0%†		(62,947)

NET ASSETS — 100.0%		$157,752,687

(a)	Investment in affiliate.
(b)	At July 31, 2017, the tax basis cost of the Fund’s investments was $146,225,029, tax unrealized appreciation and depreciation were $11,590,605 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Destination 2045 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Destination 2050 Fund

Investment Companies 100.0%

	Shares	Market Value
Alternative Assets 9.0%
Nationwide Portfolio Completion Fund, Class R6(a)	1,132,287	$11,130,379

Total Alternative Assets (cost $10,787,449)		11,130,379

Equity Funds 87.0%
Nationwide International Index Fund, Class R6(a)	3,652,392	30,862,715
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,181,614	22,178,895
Nationwide S&P 500 Index Fund, Class R6(a)	2,667,719	41,936,536
Nationwide Small Cap Index Fund, Class R6(a)	807,483	12,289,885

Total Equity Funds (cost $98,562,047)		107,268,031

Fixed Income Funds 4.0%
Nationwide Bond Index Fund, Class R6(a)	335,414	3,702,975
Nationwide Core Plus Bond Fund, Class R6(a)	120,362	1,236,113

Total Fixed Income Funds (cost $4,904,984)		4,939,088

Total Investment Companies (cost $114,254,480)		123,337,498

Total Investments (cost $114,254,480)(b) — 100.0%		123,337,498
Liabilities in excess of other assets — 0.0%†		(50,129)

NET ASSETS — 100.0%		$123,287,369

(a)	Investment in affiliate.
(b)	At July 31, 2017, the tax basis cost of the Fund’s investments was $115,010,884, tax unrealized appreciation and depreciation were $8,326,614 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Destination 2050 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Destination 2055 Fund

Investment Companies 100.0%

	Shares	Market Value
Alternative Assets 7.0%
Nationwide Portfolio Completion Fund, Class R6(a)	437,157	$4,297,253

Total Alternative Assets (cost $4,126,546)		4,297,253

Equity Funds 90.0%
Nationwide International Index Fund, Class R6(a)	1,886,857	15,943,937
Nationwide Mid Cap Market Index Fund, Class R6(a)	587,715	11,031,420
Nationwide S&P 500 Index Fund, Class R6(a)	1,404,184	22,073,772
Nationwide Small Cap Index Fund, Class R6(a)	401,895	6,116,835

Total Equity Funds (cost $51,137,252)		55,165,964

Fixed Income Funds 3.0%
Nationwide Bond Index Fund, Class R6(a)	111,013	1,225,579
Nationwide Core Plus Bond Fund, Class R6(a)	59,739	613,515

Total Fixed Income Funds (cost $1,826,477)		1,839,094

Total Investment Companies (cost $57,090,275)		61,302,311

Total Investments (cost $57,090,275)(b) — 100.0%		61,302,311
Liabilities in excess of other assets — 0.0%†		(24,639)

NET ASSETS — 100.0%		$61,277,672

(a)	Investment in affiliate.
(b)	At July 31, 2017, the tax basis cost of the Fund’s investments was $57,703,894, tax unrealized appreciation and depreciation were $3,598,417 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Destination 2055 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Destination 2060 Fund

Investment Companies 100.0%

	Shares	Market Value
Alternative Assets 7.0%
Nationwide Portfolio Completion Fund, Class R6(a)	66,219	$650,935

Total Alternative Assets (cost $635,585)		650,935

Equity Funds 90.0%
Nationwide International Index Fund, Class R6(a)	286,513	2,421,031
Nationwide Mid Cap Market Index Fund, Class R6(a)	89,112	1,672,634
Nationwide S&P 500 Index Fund, Class R6(a)	212,870	3,346,313
Nationwide Small Cap Index Fund, Class R6(a)	61,023	928,778

Total Equity Funds (cost $7,710,446)		8,368,756

Fixed Income Funds 3.0%
Nationwide Bond Index Fund, Class R6(a)	16,849	186,018
Nationwide Core Plus Bond Fund, Class R6(a)	9,070	93,148

Total Fixed Income Funds (cost $277,325)		279,166

Total Investment Companies (cost $8,623,356)		9,298,857

Total Investments (cost $8,623,356)(b) — 100.0%		9,298,857
Liabilities in excess of other assets — 0.0%†		(3,053)

NET ASSETS — 100.0%		$9,295,804

(a)	Investment in affiliate.
(b)	At July 31, 2017, the tax basis cost of the Fund’s investments was $8,802,596, tax unrealized appreciation and depreciation were $496,261 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Destination 2060 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks 99.8%

	Shares	Market Value
Aerospace & Defense 2.0%
AAR Corp.	6,274	$234,648
Aerovironment, Inc.*	2,369	89,525
Arotech Corp.*(a)	6,700	24,120
Astronics Corp.*	1,102	32,233
CPI Aerostructures, Inc.*	1,172	11,134
Cubic Corp.	3,316	158,007
Curtiss-Wright Corp.	3,127	301,505
DigitalGlobe, Inc.*	13,995	488,425
Ducommun, Inc.*	2,970	86,011
Engility Holdings, Inc.*	6,445	188,001
Esterline Technologies Corp.*	3,704	357,436
KeyW Holding Corp. (The)*(a)	3,691	32,592
KLX, Inc.*	11,314	587,423
Mercury Systems, Inc.*	4,112	180,558
Moog, Inc., Class A*	4,574	339,940
National Presto Industries, Inc.	640	72,384
Orbital ATK, Inc.	185	18,903
SIFCO Industries, Inc.*	425	2,847
Teledyne Technologies, Inc.*	1,637	223,189
Triumph Group, Inc.	7,659	196,070
Vectrus, Inc.*	1,758	59,790

		3,684,741

Air Freight & Logistics 0.9%
Air Transport Services Group, Inc.*	15,717	382,866
Atlas Air Worldwide Holdings, Inc.*	5,511	327,353
Echo Global Logistics, Inc.*	3,201	43,694
Forward Air Corp.	865	44,833
Hub Group, Inc., Class A*	6,099	207,671
Park-Ohio Holdings Corp.	1,819	72,305
Radiant Logistics, Inc.*	5,361	23,213
XPO Logistics, Inc.*	9,141	549,466

		1,651,401

Airlines 1.1%
Copa Holdings SA, Class A	2,215	277,894
JetBlue Airways Corp.*	52,543	1,152,268
SkyWest, Inc.	7,710	281,415
Spirit Airlines, Inc.*	8,102	314,763

		2,026,340

Auto Components 1.3%
Adient plc	4,240	277,593
American Axle & Manufacturing Holdings, Inc.*	23,898	352,257
Cooper Tire & Rubber Co.	8,427	308,007
Cooper-Standard Holdings, Inc.*	2,266	231,721
Dana, Inc.	8,119	192,583
Gentex Corp.	14,493	246,671
Gentherm, Inc.*	410	13,714
Modine Manufacturing Co.*	11,474	186,453
Motorcar Parts of America, Inc.*	3,290	92,021
Shiloh Industries, Inc.*	3,700	27,454
Standard Motor Products, Inc.	4,985	251,144
Stoneridge, Inc.*	3,613	55,134
Strattec Security Corp.	442	15,691
Superior Industries International, Inc.	4,675	91,396
Tower International, Inc.	3,892	96,132

		2,437,971

Automobiles 0.1%
Winnebago Industries, Inc.	2,948	108,486

Banks 13.6%
1st Source Corp.	4,229	207,644
Allegiance Bancshares, Inc.*	1,127	42,319
American National Bankshares, Inc.	1,663	62,778
AmeriServ Financial, Inc.	1,800	7,110
Arrow Financial Corp.	770	25,102
Associated Banc-Corp.	27,106	649,189
Atlantic Capital Bancshares, Inc.*	1,138	21,963
Banc of California, Inc.(a)	6,828	140,315
BancFirst Corp.	1,730	184,677
Bancorp, Inc. (The)*	11,406	88,396
BancorpSouth, Inc.	3,505	105,325
Bank of Commerce Holdings	1,636	16,933
Bank of Marin Bancorp	654	43,589
BankUnited, Inc.	808	27,811
Banner Corp.	6,555	378,682
Bar Harbor Bankshares	636	17,738
BCB Bancorp, Inc.(a)	754	11,310
Berkshire Hills Bancorp, Inc.	6,787	252,137
Blue Hills Bancorp, Inc.	4,810	91,149
Boston Private Financial Holdings, Inc.	10,941	167,944
Bridge Bancorp, Inc.	1,610	52,325
Brookline Bancorp, Inc.	15,701	233,160
Bryn Mawr Bank Corp.	2,696	114,445
C&F Financial Corp.	391	19,472
Camden National Corp.	2,176	91,392
Canadian Imperial Bank of Commerce	500	43,420
Capital Bank Financial Corp., Class A	3,632	138,016
Capital City Bank Group, Inc.	2,801	59,829
Central Pacific Financial Corp.	4,036	124,833
Central Valley Community Bancorp	600	13,188
Century Bancorp, Inc., Class A	429	28,614
Chemical Financial Corp.	9,486	457,130
Citizens & Northern Corp.	1,281	29,565
CNB Financial Corp.	1,639	43,204
Columbia Banking System, Inc.	8,517	339,317
Community Bank System, Inc.	6,592	361,901
Community Bankers Trust Corp.*(a)	300	2,580
Community Trust Bancorp, Inc.	2,253	97,330
ConnectOne Bancorp, Inc.	5,101	114,772
CU Bancorp*	1,939	71,549
Customers Bancorp, Inc.*	5,561	165,996
Enterprise Bancorp, Inc.	346	11,691
Equity Bancshares, Inc., Class A*	372	12,860
Farmers Capital Bank Corp.	738	27,712
Farmers National Banc Corp.	3,278	45,072
FCB Financial Holdings, Inc., Class A*	4,285	202,038
Fidelity Southern Corp.	4,129	86,957
Financial Institutions, Inc.	2,301	67,649
First Bancorp	3,569	111,710
First BanCorp, Puerto Rico*	36,613	214,552
First Bancorp, Inc.	1,541	41,515
First Bank	980	12,593
First Busey Corp.	2,676	78,246
First Business Financial Services, Inc.	1,233	26,214
First Citizens BancShares, Inc., Class A	844	310,609
First Commonwealth Financial Corp.	23,967	312,290
First Community Bancshares, Inc.	4,338	118,080
First Connecticut Bancorp, Inc.	1,910	48,896
First Financial Bancorp	7,651	195,866
First Financial Corp.	1,964	90,442

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
First Financial Northwest, Inc.	1,754	$28,783
First Foundation, Inc.*	3,993	69,239
First Internet Bancorp	800	26,360
First Interstate BancSystem, Inc., Class A	3,765	137,611
First Merchants Corp.	6,505	263,062
First Midwest Bancorp, Inc.	11,294	250,840
First Northwest Bancorp*	900	13,725
First of Long Island Corp. (The)	390	10,900
First South Bancorp, Inc.	1,350	23,234
Flushing Financial Corp.	3,454	98,543
FNB Corp.	42,175	577,797
Franklin Financial Network, Inc.*	985	34,032
Fulton Financial Corp.	24,548	448,001
German American Bancorp, Inc.	1,395	49,983
Great Southern Bancorp, Inc.	1,802	93,614
Great Western Bancorp, Inc.	10,302	401,881
Green Bancorp, Inc.*	5,710	128,190
Guaranty Bancorp	1,040	27,716
Hancock Holding Co.	10,787	496,202
Hanmi Financial Corp.	5,805	166,313
Heartland Financial USA, Inc.	2,678	126,134
Heritage Commerce Corp.	6,947	96,494
Heritage Financial Corp.	6,356	172,883
Hilltop Holdings, Inc.	13,855	346,791
HomeTrust Bancshares, Inc.*	3,132	75,638
Hope Bancorp, Inc.	21,007	370,353
Horizon Bancorp	2,341	61,732
IBERIABANK Corp.	6,247	505,070
Independent Bank Corp.	5,806	270,177
Independent Bank Group, Inc.	1,308	78,938
International Bancshares Corp.	13,878	491,281
Investors Bancorp, Inc.	45,609	605,688
Lakeland Bancorp, Inc.	5,074	98,182
LCNB Corp.	700	14,035
LegacyTexas Financial Group, Inc.	5,940	229,997
Macatawa Bank Corp.	3,062	29,548
MainSource Financial Group, Inc.	4,206	146,958
MB Financial, Inc.	11,214	458,653
MBT Financial Corp.	2,346	22,522
Mercantile Bank Corp.	1,874	59,631
MidSouth Bancorp, Inc.(a)	770	8,663
MidWestOne Financial Group, Inc.	866	29,808
National Bank Holdings Corp., Class A	5,023	171,435
National Commerce Corp.*	342	13,714
NBT Bancorp, Inc.	5,830	210,696
Northrim BanCorp, Inc.	746	21,746
OFG Bancorp(a)	10,783	108,369
Ohio Valley Banc Corp.(a)	475	16,079
Old Line Bancshares, Inc.	1,614	43,707
Old National Bancorp	27,006	440,198
Old Second Bancorp, Inc.	1,500	17,775
Opus Bank	5,252	124,998
Pacific Continental Corp.	2,558	64,973
Pacific Premier Bancorp, Inc.*	2,490	89,391
PacWest Bancorp	16,377	786,424
Park Sterling Corp.	8,767	101,873
Peapack Gladstone Financial Corp.	2,910	90,996
Penns Woods Bancorp, Inc.	343	14,698
Peoples Bancorp of North Carolina, Inc.(a)	645	20,395
Peoples Bancorp, Inc.	3,205	104,483
People’s United Financial, Inc.	48,771	850,566
People’s Utah Bancorp	898	24,964
Pinnacle Financial Partners, Inc.	1,297	82,878
Popular, Inc.	14,022	590,887
Premier Financial Bancorp, Inc.	1,163	22,097
Prosperity Bancshares, Inc.	9,596	615,104
QCR Holdings, Inc.	865	39,747
Renasant Corp.	6,723	284,988
Republic Bancorp, Inc., Class A	3,317	119,080
S&T Bancorp, Inc.	5,402	204,628
Sandy Spring Bancorp, Inc.	3,241	129,770
Seacoast Banking Corp. of Florida*	2,593	60,598
Shore Bancshares, Inc.	1,088	18,376
Sierra Bancorp	3,169	86,831
Simmons First National Corp., Class A	3,505	191,198
South State Corp.	2,895	242,456
Southern National Bancorp of Virginia, Inc.	49	829
Southside Bancshares, Inc.	2,701	93,806
Southwest Bancorp, Inc.	3,100	80,910
State Bank Financial Corp.	4,358	119,627
Stonegate Bank	2,202	102,503
Sun Bancorp, Inc.	2,384	58,050
TCF Financial Corp.	23,264	366,641
Towne Bank	4,600	143,980
TriCo Bancshares	2,948	108,781
TriState Capital Holdings, Inc.*	3,525	81,075
Triumph Bancorp, Inc.*	1,505	42,742
Trustmark Corp.	13,902	444,308
Umpqua Holdings Corp.	32,432	601,289
Union Bankshares Corp.	8,309	256,665
United Bankshares, Inc.	11,708	403,926
United Community Banks, Inc.	8,525	236,654
United Security Bancshares	303	2,848
Univest Corp. of Pennsylvania	2,714	82,777
Valley National Bancorp	35,343	419,875
Veritex Holdings, Inc.*	752	20,041
Washington Trust Bancorp, Inc.	605	32,942
WashingtonFirst Bankshares, Inc.	433	14,826
WesBanco, Inc.	6,922	264,628
Wintrust Financial Corp.	4,999	376,475

		25,166,659

Beverages 0.0%†
Craft Brew Alliance, Inc.*	4,854	84,945

Biotechnology 0.6%
Achillion Pharmaceuticals, Inc.*	24,703	101,282
Acorda Therapeutics, Inc.*	7,213	156,162
AMAG Pharmaceuticals, Inc.*	887	17,430
Applied Genetic Technologies Corp.*	1,200	5,700
Aptevo Therapeutics, Inc.*	4,392	8,081
Celldex Therapeutics, Inc.*	3,225	7,385
Chimerix, Inc.*	11,049	54,914
Emergent BioSolutions, Inc.*	7,960	289,505
Esperion Therapeutics, Inc.*	1,580	71,558
Infinity Pharmaceuticals, Inc.*	10,638	15,212
Myriad Genetics, Inc.*(a)	3,822	92,760
PDL BioPharma, Inc.*	12,901	29,285
United Therapeutics Corp.*	1,827	234,587
Verastem, Inc.*	5,300	19,239
Zafgen, Inc.*	5,449	18,418

		1,121,518

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Building Products 1.3%
Alpha Pro Tech Ltd.*	4,000	$13,800
Armstrong Flooring, Inc.*	5,118	88,848
CSW Industrials, Inc.*	1,555	60,723
Gibraltar Industries, Inc.*	5,286	157,787
Griffon Corp.	10,029	205,594
Insteel Industries, Inc.	3,303	86,935
Owens Corning	17,288	1,159,160
Quanex Building Products Corp.	9,127	196,231
Simpson Manufacturing Co., Inc.	6,078	269,195
Universal Forest Products, Inc.	2,814	235,954

		2,474,227

Capital Markets 0.9%
Actua Corp.*	10,205	137,767
Associated Capital Group, Inc., Class A	402	13,487
Cowen, Inc.*	8,777	140,432
GAIN Capital Holdings, Inc.	5,725	38,415
INTL. FCStone, Inc.*	1,985	77,673
Investment Technology Group, Inc.	5,660	124,916
Janus Henderson Group plc*	1,604	53,718
Legg Mason, Inc.	12,237	489,602
Oppenheimer Holdings, Inc., Class A	2,162	34,052
Piper Jaffray Cos.	700	43,680
Safeguard Scientifics, Inc.*	2,451	29,167
Stifel Financial Corp.*	8,909	453,023

		1,635,932

Chemicals 2.3%
A Schulman, Inc.	2,087	54,888
AgroFresh Solutions, Inc.*(a)	3,582	27,939
American Vanguard Corp.	5,335	94,429
Ashland Global Holdings, Inc.	8,815	572,710
Cabot Corp.	3,774	205,041
Calgon Carbon Corp.	6,409	102,544
CF Industries Holdings, Inc.	5,279	154,939
Core Molding Technologies, Inc.*	1,940	36,996
FutureFuel Corp.	8,088	117,761
Hawkins, Inc.	1,432	64,368
HB Fuller Co.	6,707	345,545
Huntsman Corp.	4,919	130,944
Innophos Holdings, Inc.	2,371	99,037
Innospec, Inc.	3,301	205,982
Intrepid Potash, Inc.*(a)	16,455	49,859
Kraton Corp.*	4,678	174,022
Kronos Worldwide, Inc.	857	18,271
LSB Industries, Inc.*(a)	1,598	11,314
Minerals Technologies, Inc.	4,142	293,254
Olin Corp.	11,641	343,177
Platform Specialty Products Corp.*	43,467	608,973
Stepan Co.	1,399	114,956
Trecora Resources*	3,453	39,882
Tredegar Corp.	2,671	40,332
Tronox Ltd., Class A	14,547	281,921

		4,189,084

Commercial Services & Supplies 2.0%
ABM Industries, Inc.	14,027	625,885
ACCO Brands Corp.*	15,314	178,408
Acme United Corp.	200	5,534
AMREP Corp.*	216	1,486
ARC Document Solutions, Inc.*	6,278	21,722
Brady Corp., Class A	2,468	81,938
CECO Environmental Corp.	8,373	80,883
Civeo Corp.*	20,462	39,492
Clean Harbors, Inc.*	3,506	199,141
Ennis, Inc.	3,361	64,699
Essendant, Inc.	6,917	86,324
Fuel Tech, Inc.*	2,542	2,212
Heritage-Crystal Clean, Inc.*	1,100	20,680
InnerWorkings, Inc.*	9,233	108,857
Intersections, Inc.*	2,144	9,412
LSC Communications, Inc.	1,400	29,932
Matthews International Corp., Class A	3,629	237,881
McGrath RentCorp	3,946	140,201
Mobile Mini, Inc.	8,153	251,112
Quad/Graphics, Inc.	1,704	38,272
SP Plus Corp.*	3,641	119,061
Steelcase, Inc., Class A	9,264	126,454
Team, Inc.*	2,594	37,224
Tetra Tech, Inc.	10,970	520,526
UniFirst Corp.	1,309	186,205
Versar, Inc.*	2,487	2,910
Viad Corp.	5,906	316,266
Virco Manufacturing Corp.*	1,500	8,175
VSE Corp.	2,598	134,706

		3,675,598

Communications Equipment 1.6%
ADTRAN, Inc.	13,598	318,873
Applied Optoelectronics, Inc.*(a)	572	55,764
ARRIS International plc*	19,989	558,892
Aviat Networks, Inc.*	639	12,020
Black Box Corp.	3,500	27,650
Brocade Communications Systems, Inc.	11,100	140,193
Calix, Inc.*	3,297	22,584
Clearfield, Inc.*	800	9,200
Communications Systems, Inc.	2,369	10,187
Comtech Telecommunications Corp.	5,010	90,180
Digi International, Inc.*	6,264	65,459
EchoStar Corp., Class A*	7,774	472,115
EMCORE Corp.	3,875	44,950
Finisar Corp.*	4,821	131,228
Harmonic, Inc.*	25,726	105,477
KVH Industries, Inc.*	4,021	43,829
NETGEAR, Inc.*	4,606	220,627
NetScout Systems, Inc.*	11,237	387,676
Network-1 Technologies, Inc.	3,171	13,635
Optical Cable Corp.*	300	675
PC-Tel, Inc.	1,200	8,532
RELM Wireless Corp.	2,881	10,228
ShoreTel, Inc.*	6,179	46,034
Sonus Networks, Inc.*	8,918	60,910
TESSCO Technologies, Inc.	1,910	25,498

		2,882,416

Construction & Engineering 2.8%
AECOM*	39,672	1,265,537
Aegion Corp.*	7,640	182,902
Ameresco, Inc., Class A*	4,900	32,095
EMCOR Group, Inc.	3,699	249,682
Goldfield Corp. (The)*	6,069	30,952
Granite Construction, Inc.	5,233	256,522
Great Lakes Dredge & Dock Corp.*	18,191	71,854
IES Holdings, Inc.*	1,273	21,641
Jacobs Engineering Group, Inc.	18,638	982,595
KBR, Inc.	9,350	139,502
MasTec, Inc.*	6,468	298,822

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Construction & Engineering (continued)
MYR Group, Inc.*	2,963	$94,253
Northwest Pipe Co.*	2,416	36,506
NV5 Global, Inc.*	1,700	70,635
Orion Group Holdings, Inc.*	7,050	49,491
Primoris Services Corp.	5,844	145,632
Quanta Services, Inc.*	23,027	776,701
Sterling Construction Co., Inc.*	6,611	84,489
Tutor Perini Corp.*	11,567	307,682

		5,097,493

Construction Materials 0.0%†
United States Lime & Minerals, Inc.	750	60,915

Consumer Finance 1.2%
Asta Funding, Inc.*	267	1,936
Atlanticus Holdings Corp.*	1,995	4,928
Consumer Portfolio Services, Inc.*	1,523	6,260
Encore Capital Group, Inc.*(a)	2,812	112,761
Enova International, Inc.*	5,456	79,112
EZCORP, Inc., Class A*	11,789	91,954
FirstCash, Inc.	3,655	212,538
Green Dot Corp., Class A*	3,666	147,520
Navient Corp.	40,746	601,003
Nelnet, Inc., Class A	4,820	236,614
OneMain Holdings, Inc.*	4,833	129,234
PRA Group, Inc.*	2,087	81,810
Regional Management Corp.*	2,948	70,723
Santander Consumer USA Holdings, Inc.*	32,831	420,565
World Acceptance Corp.*	1,131	85,470

		2,282,428

Containers & Packaging 0.2%
Greif, Inc., Class A	4,541	254,705
Sonoco Products Co.	473	22,931
UFP Technologies, Inc.*	423	12,203

		289,839

Distributors 0.1%
Core-Mark Holding Co., Inc.	3,305	121,195
VOXX International Corp.*	5,943	39,818
Weyco Group, Inc.	2,056	57,321

		218,334

Diversified Consumer Services 0.8%
Adtalem Global Education, Inc.	11,225	364,812
American Public Education, Inc.*	4,019	85,605
Ascent Capital Group, Inc., Class A*	2,873	48,554
Career Education Corp.*	3,931	33,060
Carriage Services, Inc.	4,213	102,755
Graham Holdings Co., Class B	892	528,421
K12, Inc.*	8,700	154,077
Liberty Tax, Inc.	1,516	21,375
Regis Corp.*	8,534	89,863

		1,428,522

Diversified Financial Services 0.2%
FNFV Group*	9,905	170,861
Marlin Business Services Corp.	1,601	41,626
NewStar Financial, Inc.	8,788	96,141
On Deck Capital, Inc.*(a)	6,287	27,034

		335,662

Diversified Telecommunication Services 0.4%
ATN International, Inc.	2,354	136,532
Frontier Communications Corp.(a)	10,984	168,165
Hawaiian Telcom Holdco, Inc.*	2,026	59,240
IDT Corp., Class B	1,571	23,267
Iridium Communications, Inc.*(a)	7,904	78,645
Lumos Networks Corp.*	4,890	87,580
ORBCOMM, Inc.*	12,081	140,260
Windstream Holdings, Inc.(a)	13,831	52,419

		746,108

Electrical Equipment 0.8%
AZZ, Inc.	4,041	204,879
Babcock & Wilcox Enterprises, Inc.*	10,462	109,851
Broadwind Energy, Inc.*	2,432	10,749
Encore Wire Corp.	3,606	160,828
EnerSys	2,536	183,277
General Cable Corp.	2,417	46,648
LSI Industries, Inc.	4,939	41,339
Orion Energy Systems, Inc.*	3,156	3,661
Powell Industries, Inc.	2,855	90,932
Preformed Line Products Co.	281	13,690
Regal Beloit Corp.	5,887	490,681
Thermon Group Holdings, Inc.*	8,124	145,176
Ultralife Corp.*	3,374	23,281

		1,524,992

Electronic Equipment, Instruments & Components 5.6%
Anixter International, Inc.*	3,714	292,477
Arrow Electronics, Inc.*	17,090	1,389,246
Avnet, Inc.	20,075	770,478
AVX Corp.	22,525	402,522
Bel Fuse, Inc., Class B	2,729	68,907
Belden, Inc.	289	20,791
Benchmark Electronics, Inc.*	5,889	198,165
Coherent, Inc.*	778	206,170
Control4 Corp.*	2,827	64,597
CTS Corp.	6,048	133,056
Daktronics, Inc.	8,464	82,778
Electro Scientific Industries, Inc.*	9,391	81,232
ePlus, Inc.*	1,594	128,955
Fabrinet*	5,205	234,277
FARO Technologies, Inc.*	2,995	118,303
Frequency Electronics, Inc.*	900	7,740
II-VI, Inc.*	7,821	297,980
Insight Enterprises, Inc.*	6,113	247,699
Iteris, Inc.*(a)	1,700	10,693
Jabil, Inc.	25,040	763,720
KEMET Corp.*	6,837	115,203
Key Tronic Corp.*	2,680	19,484
Kimball Electronics, Inc.*	7,043	136,986
Knowles Corp.*	16,310	247,097
Methode Electronics, Inc.	3,284	130,539
MTS Systems Corp.	612	32,252
Novanta, Inc.*	3,651	134,722
OSI Systems, Inc.*	2,417	193,287
PAR Technology Corp.*	1,700	15,232
Park Electrochemical Corp.	3,435	64,544
PC Connection, Inc.	3,343	86,249
PCM, Inc.*	3,273	40,503
Plexus Corp.*	5,296	283,919
Radisys Corp.*	5,568	13,586
RF Industries Ltd.	443	820
Richardson Electronics Ltd.	2,700	15,822
Rogers Corp.*	2,420	285,487
Sanmina Corp.*	13,226	474,152
ScanSource, Inc.*	5,279	209,048

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Electronic Equipment, Instruments & Components (continued)
SMTC Corp.*	2,189	$2,671
SYNNEX Corp.	5,184	616,481
Systemax, Inc.	3,470	62,876
Tech Data Corp.*	6,343	649,523
TTM Technologies, Inc.*	16,634	289,099
VeriFone Systems, Inc.*	5,674	110,700
Vishay Intertechnology, Inc.	25,427	453,872
Vishay Precision Group, Inc.*	2,246	39,305
Wayside Technology Group, Inc.	200	3,440
Wireless Telecom Group, Inc.*	5,122	7,581

		10,254,266

Energy Equipment & Services 3.4%
Archrock, Inc.	13,169	144,200
Atwood Oceanics, Inc.*(a)	15,619	122,765
Bristow Group, Inc.(a)	8,504	62,674
CARBO Ceramics, Inc.*(a)	883	6,243
Dawson Geophysical Co.*	5,561	22,300
Diamond Offshore Drilling, Inc.*(a)	10,434	129,590
Dril-Quip, Inc.*	8,233	367,192
ENGlobal Corp.*	1,900	2,375
Ensco plc, Class A(a)	50,533	267,320
Era Group, Inc.*	5,757	50,431
Exterran Corp.*	7,403	204,989
Forum Energy Technologies, Inc.*	27,643	366,270
Frank’s International NV(a)	3,139	25,426
Geospace Technologies Corp.*	1,817	27,964
Gulf Island Fabrication, Inc.(a)	3,273	37,312
Helix Energy Solutions Group, Inc.*	35,081	229,430
Helmerich & Payne, Inc.(a)	8,618	436,243
Hornbeck Offshore Services, Inc.*(a)	6,751	17,012
Independence Contract Drilling, Inc.*	8,702	33,677
Matrix Service Co.*	6,373	65,961
McDermott International, Inc.*	52,323	354,227
Mitcham Industries, Inc.*	4,242	16,841
Nabors Industries Ltd.	11,933	92,003
Natural Gas Services Group, Inc.*	3,260	81,337
Newpark Resources, Inc.*	20,825	173,889
Noble Corp. plc	45,586	182,344
Oceaneering International, Inc.	17,266	442,873
Oil States International, Inc.*	10,842	269,424
Pacific Drilling SA*(a)	923	1,384
Parker Drilling Co.*	32,999	39,599
Patterson-UTI Energy, Inc.	16,167	312,670
PHI, Inc. (Non-Voting)*	2,915	28,275
Pioneer Energy Services Corp.*	17,077	37,569
RigNet, Inc.*	1,237	23,441
Rowan Cos. plc, Class A*	22,051	257,335
SEACOR Holdings, Inc.*	4,296	146,451
SEACOR Marine Holdings, Inc.*	4,319	62,971
Superior Energy Services, Inc.*	24,796	266,805
Tesco Corp.*	12,165	55,959
Transocean Ltd.*(a)	61,120	528,688
Unit Corp.*	11,223	201,789
Willbros Group, Inc.*	12,791	26,094

		6,221,342

Food & Staples Retailing 0.7%
Andersons, Inc. (The)	6,317	217,621
Chefs’ Warehouse, Inc. (The)*	3,804	55,158
Ingles Markets, Inc., Class A	3,941	116,260
Natural Grocers by Vitamin Cottage, Inc.*(a)	2,619	23,073
Smart & Final Stores, Inc.*	1,772	15,239
SpartanNash Co.	8,510	236,067
United Natural Foods, Inc.*	10,899	419,938
Village Super Market, Inc., Class A	2,253	55,717
Weis Markets, Inc.	3,215	152,102

		1,291,175

Food Products 2.0%
Alico, Inc.	847	25,579
Darling Ingredients, Inc.*	25,857	420,693
Dean Foods Co.	16,013	240,195
Farmer Brothers Co.*	1,150	35,822
Flowers Foods, Inc.	3,426	60,263
Fresh Del Monte Produce, Inc.	9,812	505,024
Hostess Brands, Inc.*(a)	5,438	83,093
Inventure Foods, Inc.*(a)	5,300	20,670
John B Sanfilippo & Son, Inc.	684	43,995
Landec Corp.*	4,091	50,319
Limoneira Co.	932	21,212
Omega Protein Corp.	4,761	76,176
Post Holdings, Inc.*	9,933	826,426
Sanderson Farms, Inc.(a)	3,553	464,555
Sanderson Farms, Inc.*(b)(c)	200	0
Seaboard Corp.	116	495,900
Seneca Foods Corp., Class A*	1,991	57,142
TreeHouse Foods, Inc.*	2,202	186,796

		3,613,860

Health Care Equipment & Supplies 1.5%
Analogic Corp.	1,746	122,569
AngioDynamics, Inc.*	7,567	122,964
Anika Therapeutics, Inc.*	1,533	78,428
CONMED Corp.	3,554	182,391
CryoLife, Inc.*	5,808	108,900
Exactech, Inc.*	2,345	68,357
Haemonetics Corp.*	5,030	206,884
Halyard Health, Inc.*	10,325	415,271
Integer Holdings Corp.*	5,830	267,014
Invacare Corp.	9,901	154,951
Kewaunee Scientific Corp.	92	2,328
LivaNova plc*(a)	5,662	345,042
Merit Medical Systems, Inc.*	8,866	363,506
Natus Medical, Inc.*	1,100	38,720
Nuvectra Corp.*	1,248	14,552
OraSure Technologies, Inc.*	6,230	109,274
Orthofix International NV*	1,791	77,694
Photo Medex, Inc.*(b)(c)	60	0
RTI Surgical, Inc.*	9,045	51,557
SeaSpine Holdings Corp.*	1,230	13,874

		2,744,276

Health Care Providers & Services 2.5%
Acadia Healthcare Co., Inc.*(a)	9,405	497,807
Aceto Corp.	2,798	47,230
Addus HomeCare Corp.*	3,524	119,640
Almost Family, Inc.*	2,692	133,119
Brookdale Senior Living, Inc.*	26,649	378,416
Community Health Systems, Inc.*	7,681	54,919
Cross Country Healthcare, Inc.*	1,868	21,968
Digirad Corp.	4,028	16,515
Diplomat Pharmacy, Inc.*	3,700	58,719
Ensign Group, Inc. (The)	1,248	27,918
Envision Healthcare Corp.*	6,535	368,770
Five Star Senior Living, Inc.*	2,367	3,787
Kindred Healthcare, Inc.	15,870	142,037

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
LHC Group, Inc.*	4,529	$262,229
LifePoint Health, Inc.*	7,060	419,364
Magellan Health, Inc.*	3,844	286,570
MedCath Corp.*(b)(c)	2,115	0
MEDNAX, Inc.*	1,867	87,712
Molina Healthcare, Inc.*	6,496	433,933
National HealthCare Corp.	2,776	180,912
Owens & Minor, Inc.	8,102	261,127
PharMerica Corp.*	4,201	105,655
Providence Service Corp.(The)*	2,362	121,737
Quorum Health Corp.*	1,900	6,479
Select Medical Holdings Corp.*	24,385	395,037
Tivity Health, Inc.*	4,292	170,178
Triple-S Management Corp., Class B*	6,348	98,267

		4,700,045

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.*	29,290	360,560
HealthStream, Inc.*	1,710	40,390
HMS Holdings Corp.*	6,872	137,990
Micron Solutions, Inc.*	200	792

		539,732

Hotels, Restaurants & Leisure 1.6%
Ark Restaurants Corp.	318	7,231
BBX Capital Corp., Class A	2,636	16,238
Belmond Ltd., Class A*	20,194	263,532
Biglari Holdings, Inc.*	176	65,880
Carrols Restaurant Group, Inc.*	2,252	27,474
Chuy’s Holdings, Inc.*	1,169	27,530
Del Frisco’s Restaurant Group, Inc.*	5,584	79,293
Del Taco Restaurants, Inc.*	8,750	114,538
Dover Motorsports, Inc.	1,000	2,050
Drive Shack, Inc.	8,368	25,606
Eldorado Resorts, Inc.*	1,630	33,252
Fiesta Restaurant Group, Inc.*	2,333	39,194
ILG, Inc.	16,567	439,191
International Game Technology plc	20,777	395,594
International Speedway Corp., Class A	1,499	53,664
Intrawest Resorts Holdings, Inc.*	2,846	67,593
J Alexander’s Holdings, Inc.*	2,426	25,594
La Quinta Holdings, Inc.*	6,752	100,672
Luby’s, Inc.*	3,390	9,729
Marcus Corp. (The)	2,900	78,880
Marriott Vacations Worldwide Corp.	5,298	619,071
Monarch Casino & Resort, Inc.*	870	28,788
Potbelly Corp.*	2,874	33,051
RCI Hospitality Holdings, Inc.	1,853	42,045
Red Lion Hotels Corp.*	1,000	7,150
Red Robin Gourmet Burgers, Inc.*	2,257	134,969
Ruby Tuesday, Inc.*	16,029	32,379
Speedway Motorsports, Inc.	7,711	163,936

		2,934,124

Household Durables 3.4%
AV Homes, Inc.*	5,292	84,937
Bassett Furniture Industries, Inc.	1,614	60,041
CalAtlantic Group, Inc.	17,734	622,463
Cavco Industries, Inc.*	2,153	280,751
Century Communities, Inc.*	4,457	115,436
CSS Industries, Inc.	1,000	26,770
Ethan Allen Interiors, Inc.	3,036	97,304
Flexsteel Industries, Inc.	1,648	92,255
Green Brick Partners, Inc.*	8,441	94,961
Helen of Troy Ltd.*	3,170	319,377
Hooker Furniture Corp.	2,384	100,605
KB Home(a)	2,315	53,060
La-Z-Boy, Inc.	7,709	260,564
Libbey, Inc.	3,082	27,738
Lifetime Brands, Inc.	3,756	71,176
M/I Homes, Inc.*	5,099	132,268
MDC Holdings, Inc.	6,679	229,023
Meritage Homes Corp.*	7,800	317,850
NACCO Industries, Inc., Class A	939	61,598
New Home Co., Inc. (The)*	2,958	31,976
Orleans Homebuilders, Inc.*(b)(c)	1,500	0
PICO Holdings, Inc.*	6,104	99,190
PulteGroup, Inc.	40,211	981,953
Skyline Corp.*	1,050	7,843
Taylor Morrison Home Corp., Class A*	8,495	192,157
Toll Brothers, Inc.	25,145	970,346
TopBuild Corp.*	6,720	354,682
TRI Pointe Group, Inc.*	31,686	421,424
UCP, Inc., Class A*	2,000	22,300
William Lyon Homes, Class A*(a)	6,677	150,967
ZAGG, Inc.*	2,669	22,553

		6,303,568

Household Products 0.2%
Central Garden & Pet Co.*(a)	2,100	67,200
Central Garden & Pet Co., Class A*	6,139	188,836
Oil-Dri Corp. of America	461	19,067
Orchids Paper Products Co.(a)	943	10,618

		285,721

Independent Power and Renewable Electricity Producers 0.8%
Calpine Corp.*	50,573	727,240
Dynegy, Inc.*	23,075	207,213
NRG Energy, Inc.	11,558	284,558
Ormat Technologies, Inc.	4,797	284,462

		1,503,473

Industrial Conglomerates 0.0%†
Raven Industries, Inc.	2,672	91,917

Insurance 7.4%
Ambac Financial Group, Inc.*(b)	7,823	159,824
American Equity Investment Life Holding Co.	13,915	372,644
American National Insurance Co.	3,087	367,353
AmTrust Financial Services, Inc.	3,538	56,608
Argo Group International Holdings Ltd.	4,207	252,210
Aspen Insurance Holdings Ltd.	11,369	554,807
Assurant, Inc.	8,703	916,165
Assured Guaranty Ltd.	19,458	875,805
Atlas Financial Holdings, Inc.*	2,387	36,879
Axis Capital Holdings Ltd.	12,629	815,581
Baldwin & Lyons, Inc., Class B	664	15,538
Blue Capital Reinsurance Holdings Ltd.	695	13,413
Citizens, Inc.*(a)	2,376	19,127
CNO Financial Group, Inc.	26,729	611,559
Donegal Group, Inc., Class A	4,202	63,366
EMC Insurance Group, Inc.	3,160	87,532
Employers Holdings, Inc.	6,052	262,354
Enstar Group Ltd.*	1,904	385,750
Fairfax Financial Holdings Ltd.	401	190,977
FBL Financial Group, Inc., Class A	2,516	170,836
Federated National Holding Co.	2,576	41,010
First Acceptance Corp.*	3,404	3,064

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
First American Financial Corp.	9,000	$435,690
Genworth Financial, Inc., Class A*	64,292	220,522
Global Indemnity Ltd.*	2,452	95,039
Greenlight Capital Re Ltd., Class A*	5,532	118,385
Hallmark Financial Services, Inc.*	3,425	38,531
Hanover Insurance Group, Inc. (The)	5,936	563,089
HCI Group, Inc.	1,529	68,943
Heritage Insurance Holdings, Inc.	4,846	61,108
Horace Mann Educators Corp.	5,225	192,802
Independence Holding Co.	2,090	46,398
Infinity Property & Casualty Corp.	190	19,009
Investors Title Co.	330	58,252
James River Group Holdings Ltd.	927	37,228
Kemper Corp.	12,054	473,119
Maiden Holdings Ltd.	15,509	172,150
MBIA, Inc.*	19,615	199,484
National General Holdings Corp.	3,385	71,796
National Western Life Group, Inc., Class A	337	113,431
Navigators Group, Inc. (The)	4,410	251,370
Old Republic International Corp.	35,255	691,703
OneBeacon Insurance Group Ltd., Class A	3,831	70,184
RenaissanceRe Holdings Ltd.	6,893	1,012,651
Safety Insurance Group, Inc.	1,899	134,734
Selective Insurance Group, Inc.	6,037	305,774
State Auto Financial Corp.	4,807	123,972
Stewart Information Services Corp.	5,943	233,560
Third Point Reinsurance Ltd.*	15,356	223,430
United Fire Group, Inc.	5,098	230,022
Validus Holdings Ltd.	12,025	646,825
White Mountains Insurance Group Ltd.	483	417,602

		13,599,205

Internet & Direct Marketing Retail 0.3%
1-800-Flowers.com, Inc., Class A*	7,399	71,400
EVINE Live, Inc.*	4,800	5,712
FTD Cos., Inc.*	6,539	128,492
Gaia, Inc.*	1,418	17,087
Liberty Expedia Holdings, Inc., Class A*	1,917	109,365
Liberty TripAdvisor Holdings, Inc., Class A*	9,163	107,665
Overstock.com, Inc.*	2,971	47,536

		487,257

Internet Software & Services 0.5%
Bankrate, Inc.*	17,230	239,497
Blucora, Inc.*	8,815	197,456
BroadVision, Inc.*	530	2,200
Cars.com, Inc.*(a)	8,481	206,088
DHI Group, Inc.*	350	770
Liquidity Services, Inc.*	7,122	48,430
Marchex, Inc., Class B*	5,787	16,782
Meet Group, Inc. (The)*	13,286	66,696
QuinStreet, Inc.*	4,905	19,080
Qumu Corp.*	1,201	3,111
Reis, Inc.	561	12,005
TechTarget, Inc.*	2,129	20,417
XO Group, Inc.*	3,901	71,310

		903,842

IT Services 1.1%
Acxiom Corp.*	10,626	286,583
Blackhawk Network Holdings, Inc.*	4,397	191,929
CACI International, Inc., Class A*	2,742	343,024
Convergys Corp.	14,251	341,597
Edgewater Technology, Inc.*	400	2,836
Everi Holdings, Inc.*	4,228	31,541
ManTech International Corp., Class A	4,865	193,238
ModusLink Global Solutions, Inc.*	4,527	7,605
NCI, Inc., Class A*	1,153	23,002
NeuStar, Inc., Class A*	1,584	52,906
Perficient, Inc.*	5,577	104,848
PRGX Global, Inc.*	1,900	11,875
Sykes Enterprises, Inc.*	8,817	299,778
Virtusa Corp.*	2,675	88,676

		1,979,438

Leisure Products 0.3%
Black Diamond, Inc.*	3,100	20,150
Callaway Golf Co.	20,224	257,451
Escalade, Inc.	1,700	20,995
JAKKS Pacific, Inc.*	744	2,455
Johnson Outdoors, Inc., Class A	1,510	76,285
Vista Outdoor, Inc.*	4,362	100,719

		478,055

Life Sciences Tools & Services 0.2%
Harvard Bioscience, Inc.*	8,872	24,841
Luminex Corp.	5,758	117,636
VWR Corp.*	5,738	189,354

		331,831

Machinery 4.4%
Actuant Corp., Class A	9,203	222,713
AGCO Corp.	11,485	828,528
Alamo Group, Inc.	3,150	292,981
Albany International Corp., Class A	6,519	348,767
American Railcar Industries, Inc.(a)	3,321	122,113
Astec Industries, Inc.	4,281	215,206
Barnes Group, Inc.	7,552	454,479
Briggs & Stratton Corp.	10,006	234,341
Chart Industries, Inc.*	8,366	284,444
CIRCOR International, Inc.	1,686	84,401
Colfax Corp.*	19,255	794,846
Columbus McKinnon Corp.	3,789	97,756
Commercial Vehicle Group, Inc.*	5,556	48,782
DMC Global, Inc.	1,833	25,479
Douglas Dynamics, Inc.	2,288	72,758
Eastern Co. (The)	399	11,611
ESCO Technologies, Inc.	3,963	244,517
Federal Signal Corp.	7,769	143,727
Franklin Electric Co., Inc.	3,081	124,472
FreightCar America, Inc.	2,266	37,253
Gencor Industries, Inc.*	1,501	24,091
Gorman-Rupp Co. (The)	1,279	38,651
Graham Corp.	1,887	37,759
Greenbrier Cos., Inc. (The)(a)	4,576	205,920
Hardinge, Inc.	3,600	43,560
Hurco Cos., Inc.	1,343	44,252
Hyster-Yale Materials Handling, Inc.	1,542	109,266
ITT, Inc.	4,491	184,131
Kadant, Inc.	916	71,494
Key Technology, Inc.*	300	4,290
LB Foster Co., Class A	2,592	45,619
LS Starrett Co. (The), Class A	690	5,520
Lydall, Inc.*	2,032	100,584
Manitowoc Co., Inc. (The)*	31,403	179,311

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Milacron Holdings Corp.*	1,873	$33,677
Miller Industries, Inc.	3,823	99,780
Mueller Industries, Inc.	3,292	103,698
NN, Inc.	6,648	184,150
Oshkosh Corp.	4,528	311,798
Perma-Pipe International Holdings, Inc.*	700	5,530
Rexnord Corp.*	3,718	86,109
Spartan Motors, Inc.	8,335	73,765
Standex International Corp.	200	19,190
Supreme Industries, Inc., Class A	3,224	48,489
Terex Corp.	4,131	162,637
Titan International, Inc.	10,236	130,509
TriMas Corp.*	2,510	61,119
Trinity Industries, Inc.	23,688	649,288
Twin Disc, Inc.*	2,000	33,840
Wabash National Corp.	7,650	145,962
Watts Water Technologies, Inc., Class A	1,608	103,555

		8,036,718

Marine 0.4%
Costamare, Inc.(a)	16,158	103,896
Eagle Bulk Shipping, Inc.*(a)	1,949	8,439
Genco Shipping & Trading Ltd.*	891	9,070
Golden Ocean Group Ltd.*	4,045	29,084
Kirby Corp.*	8,387	510,768
Matson, Inc.	5,577	157,272

		818,529

Media 1.9%
AH Belo Corp., Class A	5,287	28,021
AMC Entertainment Holdings, Inc., Class A(a)	8,355	170,442
Ballantyne Strong, Inc.*	3,325	22,610
Central European Media Enterprises Ltd., Class A*(a)	5,462	23,760
Entercom Communications Corp., Class A(a)	7,952	78,327
Entravision Communications Corp., Class A	4,904	31,876
Eros International plc*(a)	1,900	19,000
EW Scripps Co. (The), Class A*	12,578	247,158
Gannett Co., Inc.	13,657	122,503
Gray Television, Inc.*	16,712	249,009
Harte-Hanks, Inc.*	15,557	15,012
John Wiley & Sons, Inc., Class A	2,373	131,108
Madison Square Garden Co. (The), Class A*	1,722	378,358
Meredith Corp.	5,590	332,325
New Media Investment Group, Inc.	9,422	131,343
New York Times Co. (The), Class A	16,588	315,172
Nexstar Media Group, Inc., Class A	1,699	111,115
Reading International, Inc., Class A*	3,433	54,791
Saga Communications, Inc., Class A	533	20,707
Salem Media Group, Inc.	4,000	28,600
Scholastic Corp.	4,995	206,943
TEGNA, Inc.	25,444	377,334
Time, Inc.	17,894	251,411
Townsquare Media, Inc., Class A*	2,500	27,650
Tribune Media Co., Class A	4,976	209,738
Urban One, Inc., Class D*	3,722	7,072

		3,591,385

Metals & Mining 2.5%
Alcoa Corp.	19,179	698,116
Allegheny Technologies, Inc.	17,870	338,458
Ampco-Pittsburgh Corp.	2,015	29,117
Carpenter Technology Corp.	10,294	416,186
Century Aluminum Co.*	16,592	278,414
Coeur Mining, Inc.*	4,800	39,744
Commercial Metals Co.	18,169	337,943
Ferroglobe plc(b)	2,747	35,107
Friedman Industries, Inc.	1,708	9,257
Haynes International, Inc.	3,002	93,903
Hecla Mining Co.	83,788	453,293
Kaiser Aluminum Corp.	193	18,777
Materion Corp.	5,841	224,586
Olympic Steel, Inc.	2,883	49,270
Reliance Steel & Aluminum Co.	11,282	816,366
Schnitzer Steel Industries, Inc., Class A	6,789	175,156
SunCoke Energy, Inc.*	13,204	118,176
Synalloy Corp.*	400	4,520
TimkenSteel Corp.*	10,405	165,335
United States Steel Corp.(a)	9,329	219,138
Universal Stainless & Alloy Products, Inc.*	2,462	46,778

		4,567,640

Multiline Retail 0.8%
Dillard’s, Inc., Class A(a)	5,244	387,112
Fred’s, Inc., Class A(a)	9,105	61,641
JC Penney Co, Inc.*(a)	23,712	128,282
Kohl’s Corp.	19,722	815,505
Tuesday Morning Corp.*(a)	7,030	13,005

		1,405,545

Oil, Gas & Consumable Fuels 4.7%
Adams Resources & Energy, Inc.	928	35,255
Antero Resources Corp.*	24,207	499,148
Arch Coal, Inc., Class A(a)	294	22,365
Ardmore Shipping Corp.	4,393	34,924
Bill Barrett Corp.*	16,396	55,418
Callon Petroleum Co.*	21,229	240,312
Clean Energy Fuels Corp.*	22,189	58,135
Cloud Peak Energy, Inc.*	12,663	43,814
CONSOL Energy, Inc.*	31,368	525,728
Contango Oil & Gas Co.*	5,570	33,420
CVR Energy, Inc.(a)	5,163	97,632
Delek US Energy, Inc.	15,335	400,397
DHT Holdings, Inc.	10,879	45,257
Dorian LPG Ltd.*	11,872	85,478
Earthstone Energy, Inc.*(a)	1,643	16,216
Eclipse Resources Corp.*	27,639	77,666
EnLink Midstream LLC(a)	6,770	118,813
EP Energy Corp., Class A*(a)	5,079	17,167
GasLog Ltd.(a)	1,613	29,437
Green Plains, Inc.	9,053	178,797
Gulfport Energy Corp.*	8,569	108,141
Hallador Energy Co.	7,101	48,926
HollyFrontier Corp.	27,846	803,079
International Seaways, Inc.*	2,112	48,175
Jones Energy, Inc., Class A*(a)	1,359	2,039
Matador Resources Co.*	2,481	60,189
Murphy Oil Corp.	26,759	711,254
Nordic American Tankers Ltd.(a)	457	2,687
Oasis Petroleum, Inc.*	34,661	269,663
Overseas Shipholding Group, Inc., Class A*	10,848	33,412
Pacific Ethanol, Inc.*	8,749	54,681
Panhandle Oil and Gas, Inc., Class A	1,332	29,304

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
PBF Energy, Inc., Class A(a)	23,807	$542,085
PDC Energy, Inc.*	10,248	483,296
QEP Resources, Inc.*	3,801	32,575
Range Resources Corp.	14,671	309,705
Renewable Energy Group, Inc.*	9,795	122,438
REX American Resources Corp.*	783	78,284
Rice Energy, Inc.*	25,221	705,431
RSP Permian, Inc.*	15,432	530,244
SandRidge Energy, Inc.*(a)	1,100	21,241
Scorpio Tankers, Inc.	34,437	127,761
SemGroup Corp., Class A	11,529	311,859
Ship Finance International Ltd.(a)	8,695	118,252
SM Energy Co.	10,500	182,595
SRC Energy, Inc.*	8,876	75,535
Teekay Tankers Ltd., Class A	13,319	23,974
World Fuel Services Corp.	4,891	158,175

		8,610,379

Paper & Forest Products 0.9%
Boise Cascade Co.*	5,347	162,281
Clearwater Paper Corp.*	2,391	117,518
Domtar Corp.	13,162	514,108
KapStone Paper and Packaging Corp.	12,967	296,426
Mercer International, Inc.	14,400	158,400
PH Glatfelter Co.	5,201	106,464
Resolute Forest Products, Inc.*	17,540	81,561
Schweitzer-Mauduit International, Inc.	3,833	147,264

		1,584,022

Personal Products 0.1%
Inter Parfums, Inc.	3,508	136,110
Mannatech, Inc.	180	2,925
Nutraceutical International Corp.	2,121	88,658

		227,693

Pharmaceuticals 0.7%
Amphastar Pharmaceuticals, Inc.*	5,574	96,319
ANI Pharmaceuticals, Inc.*	754	36,742
Cempra, Inc.*	6,100	24,400
Cumberland Pharmaceuticals, Inc.*	3,851	25,879
Depomed, Inc.*	3,277	33,786
Endo International plc*	25,652	282,685
Horizon Pharma plc*	10,243	122,711
Intra-Cellular Therapies, Inc.*(a)	7,999	92,548
Mallinckrodt plc*	8,984	411,467
Prestige Brands Holdings, Inc.*	649	34,806
SciClone Pharmaceuticals, Inc.*	8,431	92,320
Tetraphase Pharmaceuticals, Inc.*	8,100	52,974

		1,306,637

Professional Services 1.6%
Acacia Research Corp.*	12,146	41,904
CBIZ, Inc.*	11,122	165,162
CDI Corp.*	3,055	25,204
CRA International, Inc.	2,000	77,620
Franklin Covey Co.*	3,598	67,103
FTI Consulting, Inc.*	8,975	294,470
GP Strategies Corp.*	1,197	34,294
Heidrick & Struggles International, Inc.	4,372	79,133
Hill International, Inc.*	5,280	26,664
Hudson Global, Inc.*	3,050	4,087
Huron Consulting Group, Inc.*	2,810	99,755
ICF International, Inc.*	4,340	196,385
Kelly Services, Inc., Class A	8,923	198,715
Korn/Ferry International	11,599	387,986
ManpowerGroup, Inc.	3,576	383,168
Mistras Group, Inc.*	4,648	93,657
Navigant Consulting, Inc.*	9,806	166,016
On Assignment, Inc.*	4,998	246,151
RCM Technologies, Inc.*	400	2,128
Resources Connection, Inc.	10,511	140,322
RPX Corp.*	12,413	169,686
TrueBlue, Inc.*	4,454	113,800

		3,013,410

Real Estate Management & Development 0.9%
Alexander & Baldwin, Inc.	14,474	606,895
Consolidated-Tomoka Land Co.	533	29,550
Forestar Group, Inc.*	9,267	158,929
FRP Holdings, Inc.*	468	21,598
Griffin Industrial Realty, Inc.	535	17,222
Jones Lang LaSalle, Inc.	689	87,655
Kennedy-Wilson Holdings, Inc.	2,224	44,702
RE/MAX Holdings, Inc., Class A	1,915	111,357
Realogy Holdings Corp.	17,910	594,612
Tejon Ranch Co.*	1,744	36,589

		1,709,109

Road & Rail 1.3%
AMERCO	222	86,260
ArcBest Corp.	6,824	189,707
Celadon Group, Inc.(a)	6,488	29,521
Covenant Transportation Group, Inc., Class A*	3,493	65,494
Genesee & Wyoming, Inc., Class A*	9,551	622,343
Hertz Global Holdings, Inc.*(a)	6,839	93,489
Marten Transport Ltd.	15,273	243,604
PAM Transportation Services, Inc.*	559	9,799
Patriot Transportation Holding, Inc.*	156	2,927
Roadrunner Transportation Systems, Inc.*	9,144	63,825
Ryder System, Inc.	7,508	546,282
Saia, Inc.*	3,296	179,138
Universal Logistics Holdings, Inc.	1,445	21,025
USA Truck, Inc.*	1,450	13,427
Werner Enterprises, Inc.	10,074	298,694

		2,465,535

Semiconductors & Semiconductor Equipment 2.3%
Alpha & Omega Semiconductor Ltd.*	2,700	47,790
Amkor Technology, Inc.*	39,407	408,651
Amtech Systems, Inc.*	1,800	15,894
Axcelis Technologies, Inc.*	7,070	156,954
AXT, Inc.*	7,515	65,756
Brooks Automation, Inc.	12,074	296,537
Cohu, Inc.	5,275	96,110
Cree, Inc.*	17,236	446,585
CyberOptics Corp.*	511	8,431
Diodes, Inc.*	9,765	259,065
FormFactor, Inc.*	2,100	27,510
GSI Technology, Inc.*(a)	2,857	20,742
inTEST Corp.*	3,095	26,926
IXYS Corp.*	8,247	143,498
Kulicke & Soffa Industries, Inc.*	13,753	296,240
Lattice Semiconductor Corp.*	11,476	79,873
MKS Instruments, Inc.	6,840	572,166
Nanometrics, Inc.*	5,832	155,423
NeoPhotonics Corp.*	9,705	78,319
Photronics, Inc.*	12,094	121,545
Rambus, Inc.*	13,270	171,050

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
Rudolph Technologies, Inc.*	7,806	$193,199
Sigma Designs, Inc.*	8,961	58,247
Synaptics, Inc.*	1,697	89,279
Ultra Clean Holdings, Inc.*	8,663	203,147
Veeco Instruments, Inc.*	4,046	124,617
Xcerra Corp.*	14,135	137,251

		4,300,805

Software 0.5%
Aware, Inc.*	1,965	9,039
BSQUARE Corp.*	700	3,990
Monotype Imaging Holdings, Inc.	1,244	23,449
RealNetworks, Inc.*	2,449	10,653
Rubicon Project, Inc. (The)*	3,000	14,100
Seachange International, Inc.*	7,775	22,081
Synchronoss Technologies, Inc.*	4,983	84,113
TiVo Corp.	27,371	536,472
VASCO Data Security International, Inc.*	3,295	44,483
Verint Systems, Inc.*	2,716	107,689

		856,069

Specialty Retail 3.5%
Aaron’s, Inc.	10,905	504,683
Abercrombie & Fitch Co., Class A(a)	8,410	82,754
American Eagle Outfitters, Inc.	29,840	353,305
America’s Car-Mart, Inc.*(a)	2,065	80,948
Ascena Retail Group, Inc.*(a)	28,140	65,848
AutoNation, Inc.*(a)	11,652	493,812
Barnes & Noble Education, Inc.*	9,518	68,815
Barnes & Noble, Inc.	14,795	120,579
bebe stores, Inc.*(a)	39	228
Bed Bath & Beyond, Inc.	9,579	286,412
Big 5 Sporting Goods Corp.(a)	1,914	20,575
Boot Barn Holdings, Inc.*(a)	1,263	10,117
Build-A-Bear Workshop, Inc.*	3,938	37,805
Caleres, Inc.	6,256	170,664
Cato Corp. (The), Class A	3,177	54,041
Chico’s FAS, Inc.	15,371	140,645
Christopher & Banks Corp.*	6,160	8,686
Citi Trends, Inc.	3,932	87,094
Conn’s, Inc.*(a)	300	6,420
Destination XL Group, Inc.*	1,161	2,322
Dick’s Sporting Goods, Inc.	1,212	45,256
DSW, Inc., Class A	12,693	228,982
Express, Inc.*	9,099	55,140
Finish Line, Inc. (The), Class A	4,460	61,370
GameStop Corp., Class A	15,591	338,169
Genesco, Inc.*	2,777	89,142
Group 1 Automotive, Inc.	3,102	184,724
Guess?, Inc.	11,998	156,694
Haverty Furniture Cos., Inc.	3,162	70,354
Kirkland’s, Inc.*	2,678	25,039
Lithia Motors, Inc., Class A	2,584	266,798
MarineMax, Inc.*	6,233	93,183
New York & Co., Inc.*	7,295	11,380
Office Depot, Inc.	102,859	603,782
Party City Holdco, Inc.*(a)	4,007	55,898
Penske Automotive Group, Inc.	12,153	529,142
Perfumania Holdings, Inc.*	220	343
Pier 1 Imports, Inc.	17,911	82,570
Shoe Carnival, Inc.	3,145	57,428
Signet Jewelers Ltd.(a)	2,820	172,471
Sonic Automotive, Inc., Class A	4,342	78,807
Stage Stores, Inc.(a)	3,860	7,681
Staples, Inc.	25,273	256,521
Stein Mart, Inc.(a)	5,769	8,019
Tandy Leather Factory, Inc.*	1,309	11,585
Tilly’s, Inc., Class A	2,890	28,842
Trans World Entertainment Corp.*	2,150	3,762
Urban Outfitters, Inc.*	4,152	81,338
Vitamin Shoppe, Inc.*	3,466	38,126
West Marine, Inc.	5,067	65,314
Zumiez, Inc.*	6,111	77,610

		6,381,223

Technology Hardware, Storage & Peripherals 0.5%
AstroNova, Inc.	765	10,557
Cray, Inc.*	4,936	101,682
Electronics For Imaging, Inc.*	6,468	314,215
Intevac, Inc.*	1,553	17,626
Stratasys Ltd.*	8,324	199,693
Super Micro Computer, Inc.*	8,668	232,736
TransAct Technologies, Inc.	1,096	9,700

		886,209

Textiles, Apparel & Luxury Goods 0.8%
Cherokee, Inc.*	1,142	5,996
Crocs, Inc.*	7,979	63,353
Culp, Inc.	1,458	43,740
Deckers Outdoor Corp.*	4,290	278,249
Delta Apparel, Inc.*	158	3,323
Fossil Group, Inc.*	1,915	21,544
G-III Apparel Group Ltd.*	2,883	75,044
Iconix Brand Group, Inc.*	13,437	89,625
Lakeland Industries, Inc.*(a)	200	3,010
Movado Group, Inc.	3,380	83,148
Oxford Industries, Inc.	1,161	73,294
Perry Ellis International, Inc.*	4,123	80,976
Ralph Lauren Corp.	882	66,723
Rocky Brands, Inc.	1,932	26,951
Sequential Brands Group, Inc.*(a)	9,001	28,893
Skechers U.S.A., Inc., Class A*	2,616	73,483
Steven Madden Ltd.*	1,065	43,665
Superior Uniform Group, Inc.	1,724	38,497
Unifi, Inc.*	2,451	80,295
Vera Bradley, Inc.*	4,888	49,271
Wolverine World Wide, Inc.	12,313	347,227

		1,576,307

Thrifts & Mortgage Finance 3.2%
Astoria Financial Corp.	23,069	465,532
Atlantic Coast Financial Corp.*	235	1,868
Bank Mutual Corp.	9,867	98,177
BankFinancial Corp.	4,079	61,103
Beneficial Bancorp, Inc.	11,323	176,639
Capitol Federal Financial, Inc.	20,599	293,742
Charter Financial Corp.	2,204	39,628
Clifton Bancorp, Inc.	4,268	71,233
Dime Community Bancshares, Inc.	7,053	146,702
ESSA Bancorp, Inc.	1,116	16,461
Federal Agricultural Mortgage Corp., Class C	1,904	130,538
First Defiance Financial Corp.	1,726	89,321
First Place Financial Corp.*(b)(c)	367	0
Flagstar Bancorp, Inc.*	10,160	330,810
Home Bancorp, Inc.	983	39,831
HomeStreet, Inc.*	4,550	119,438

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance (continued)
HopFed Bancorp, Inc.	12	$175
Kearny Financial Corp.	13,395	195,567
Malvern Bancorp, Inc.*	490	12,152
Meridian Bancorp, Inc.	6,397	112,907
Meta Financial Group, Inc.	1,002	71,443
Nationstar Mortgage Holdings, Inc.*	1,958	34,911
New York Community Bancorp, Inc.	26,948	353,827
NMI Holdings, Inc., Class A*	9,977	117,729
Northeast Community Bancorp, Inc.	300	2,730
Northfield Bancorp, Inc.	13,423	225,372
Northwest Bancshares, Inc.	15,617	251,434
OceanFirst Financial Corp.	2,465	66,752
Ocwen Financial Corp.*(a)	19,045	54,659
Oritani Financial Corp.	8,569	142,245
PHH Corp.*	13,100	180,518
Provident Financial Holdings, Inc.	1,703	32,357
Provident Financial Services, Inc.	11,691	310,045
Radian Group, Inc.	18,476	321,852
Riverview Bancorp, Inc.	5,811	44,106
SI Financial Group, Inc.	1,087	16,794
Southern Missouri Bancorp, Inc.	598	19,381
Territorial Bancorp, Inc.	1,453	43,779
Timberland Bancorp, Inc.	100	2,696
TrustCo Bank Corp.	11,491	95,375
United Community Financial Corp.	10,202	93,858
United Financial Bancorp, Inc.	9,052	163,751
Walker & Dunlop, Inc.*	3,965	199,241
Washington Federal, Inc.	9,393	314,196
Waterstone Financial, Inc.	5,437	102,488
Western New England Bancorp, Inc.	4,598	45,750
WSFS Financial Corp.	2,800	126,420

		5,835,533

Tobacco 0.2%
Alliance One International, Inc.*	2,540	38,608
Universal Corp.	4,775	305,361

		343,969

Trading Companies & Distributors 2.2%
Air Lease Corp.	26,414	1,045,466
Aircastle Ltd.	18,323	431,323
Beacon Roofing Supply, Inc.*	1,567	71,972
BMC Stock Holdings, Inc.*	5,330	117,260
CAI International, Inc.*	4,934	129,419
DXP Enterprises, Inc.*	2,900	82,911
GATX Corp.(a)	5,511	340,745
Houston Wire & Cable Co.	5,159	29,664
Kaman Corp.	3,780	193,234
Lawson Products, Inc.*	1,501	34,598
NOW, Inc.*	19,641	312,881
Rush Enterprises, Inc., Class A*	6,135	264,603
Textainer Group Holdings Ltd.*	1,100	17,820
Titan Machinery, Inc.*	5,779	103,155
Triton International Ltd.	11,690	421,541
Veritiv Corp.*	3,125	116,094
WESCO International, Inc.*	7,520	385,400
Willis Lease Finance Corp.*	606	15,320

		4,113,406

Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	17,776	192,870

Water Utilities 0.0%†
Consolidated Water Co. Ltd.	4,041	52,129

Wireless Telecommunication Services 0.3%
Spok Holdings, Inc.	5,414	88,789
Telephone & Data Systems, Inc.	15,174	431,397
United States Cellular Corp.*	3,403	128,906

		649,092

Total Common Stocks (cost $158,294,364)		183,910,952

Rights 0.0%†

	Number of Rights	Market Value
Electronic Equipment, Instruments & Components 0.0%†
Gerber Scientific, Inc., CVR*(b)(c)	4,000	0

Media 0.0%†
Media General, Inc., CVR*(b)(c)	5,993	1,857

Total Rights (cost $1,857)		1,857

Short-Term Investment 0.3%

	Shares	Market Value
Money Market Fund 0.3%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.91%(d)(e)	645,577	645,577

Total Short-Term Investment (cost $645,577)		645,577

Repurchase Agreement 4.1%

	Principal Amount	Market Value
Royal Bank of Canada, 1.02%, dated 07/31/17, due 08/01/17, repurchase price $7,613,335, collateralized by U.S. Treasury Notes, ranging from 1.75% - 2.00%, maturing 10/31/20 - 04/30/24; total market value $7,765,406.(e)	$7,613,120	7,613,120

Total Repurchase Agreement (cost $7,613,120)		7,613,120

Total Investments (cost $166,554,918) (f) — 104.2%		192,171,506
Liabilities in excess of other assets — (4.2)%		(7,685,625)

NET ASSETS — 100.0%		$184,485,881

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $8,017,921, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $645,577 and $7,613,120, respectively, a total value of $8,258,697.
(b)	Illiquid security.
(c)	Fair valued security.
(d)	Represents 7-day effective yield as of July 31, 2017.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2017 was $8,258,697.
(f)	At July 31, 2017, the tax basis cost of the Fund’s investments was $166,627,304, tax unrealized appreciation and depreciation were $41,128,938 and $(15,584,736), respectively.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
LLC	Limited Liability Company
Ltd.	Limited
plc	Public Limited Company
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,684,741	$—	$—	$3,684,741
Air Freight & Logistics	1,651,401	—	—	1,651,401
Airlines	2,026,340	—	—	2,026,340
Auto Components	2,437,971	—	—	2,437,971
Automobiles	108,486	—	—	108,486
Banks	25,166,659	—	—	25,166,659
Beverages	84,945	—	—	84,945
Biotechnology	1,121,518	—	—	1,121,518
Building Products	2,474,227	—	—	2,474,227
Capital Markets	1,635,932	—	—	1,635,932
Chemicals	4,189,084	—	—	4,189,084
Commercial Services & Supplies	3,675,598	—	—	3,675,598
Communications Equipment	2,882,416	—	—	2,882,416
Construction & Engineering	5,097,493	—	—	5,097,493
Construction Materials	60,915	—	—	60,915
Consumer Finance	2,282,428	—	—	2,282,428
Containers & Packaging	289,839	—	—	289,839
Distributors	218,334	—	—	218,334
Diversified Consumer Services	1,428,522	—	—	1,428,522
Diversified Financial Services	335,662	—	—	335,662
Diversified Telecommunication Services	746,108	—	—	746,108

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets (continued)
Common Stocks (continued)
Electrical Equipment	$1,524,992	$—	$—	$1,524,992
Electronic Equipment, Instruments & Components	10,254,266	—	—	10,254,266
Energy Equipment & Services	6,221,342	—	—	6,221,342
Food & Staples Retailing	1,291,175	—	—	1,291,175
Food Products	3,613,860	—	—	3,613,860
Health Care Equipment & Supplies	2,744,276	—	—	2,744,276
Health Care Providers & Services	4,700,045	—	—	4,700,045
Health Care Technology	539,732	—	—	539,732
Hotels, Restaurants & Leisure	2,934,124	—	—	2,934,124
Household Durables	6,303,568	—	—	6,303,568
Household Products	285,721	—	—	285,721
Independent Power and Renewable Electricity Producers	1,503,473	—	—	1,503,473
Industrial Conglomerates	91,917	—	—	91,917
Insurance	13,599,205	—	—	13,599,205
Internet & Direct Marketing Retail	487,257	—	—	487,257
Internet Software & Services	903,842	—	—	903,842
IT Services	1,979,438	—	—	1,979,438
Leisure Products	478,055	—	—	478,055
Life Sciences Tools & Services	331,831	—	—	331,831
Machinery	8,036,718	—	—	8,036,718
Marine	818,529	—	—	818,529
Media	3,591,385	—	—	3,591,385
Metals & Mining	4,567,640	—	—	4,567,640
Multiline Retail	1,405,545	—	—	1,405,545
Oil, Gas & Consumable Fuels	8,610,379	—	—	8,610,379
Paper & Forest Products	1,584,022	—	—	1,584,022
Personal Products	227,693	—	—	227,693
Pharmaceuticals	1,306,637	—	—	1,306,637
Professional Services	3,013,410	—	—	3,013,410
Real Estate Management & Development	1,709,109	—	—	1,709,109
Road & Rail	2,465,535	—	—	2,465,535
Semiconductors & Semiconductor Equipment	4,300,805	—	—	4,300,805
Software	856,069	—	—	856,069
Specialty Retail	6,381,223	—	—	6,381,223
Technology Hardware, Storage & Peripherals	886,209	—	—	886,209
Textiles, Apparel & Luxury Goods	1,576,307	—	—	1,576,307
Thrifts & Mortgage Finance	5,835,533	—	—	5,835,533
Tobacco	343,969	—	—	343,969
Trading Companies & Distributors	4,113,406	—	—	4,113,406
Transportation Infrastructure	192,870	—	—	192,870
Water Utilities	52,129	—	—	52,129
Wireless Telecommunication Services	649,092	—	—	649,092

Total Common Stocks	$183,910,952	$—	$—	$183,910,952

Repurchase Agreement	—	7,613,120	—	7,613,120
Rights	—	1,857	—	1,857
Short-Term Investment	645,577	—	—	645,577

Total	$184,556,529	$7,614,977	$—	$192,171,506

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended July 31, 2017, the Fund held five Common Stocks and one Rights investments that were categorized as Level 3 investments which were each valued at $0.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Rights	Total
Balance as of 10/31/16	$—	$34,947	$34,947
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/loss	—	39,587	39,587
Change in Unrealized Appreciation/(Depreciation)	—	(34,947)	(34,947)
Purchase	—	—	—
Sales	—	(39,587)	(39,587)
Transfer Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 7/31/17	$—	$—	$—

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 07/31/17	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Ziegler Equity Income Fund

Common Stocks 99.0%

	Shares	Market Value
Aerospace & Defense 3.1%
Boeing Co. (The)	75,104	$18,209,716

Airlines 1.8%
Copa Holdings SA, Class A	81,088	10,173,300

Banks 13.4%
BB&T Corp.	222,385	10,523,258
Fifth Third Bancorp	543,288	14,505,790
JPMorgan Chase & Co.	258,446	23,725,343
PNC Financial Services Group, Inc. (The)	74,762	9,629,346
US Bancorp	131,080	6,918,402
Wells Fargo & Co.	220,845	11,912,379

		77,214,518

Beverages 1.7%
PepsiCo, Inc.	84,527	9,856,693

Biotechnology 0.7%
AbbVie, Inc.	61,623	4,308,064

Capital Markets 2.2%
Franklin Resources, Inc.	95,603	4,281,102
Lazard Ltd., Class A	180,511	8,431,669

		12,712,771

Chemicals 3.0%
Dow Chemical Co. (The)	110,304	7,085,929
LyondellBasell Industries NV, Class A	67,980	6,124,318
Potash Corp. of Saskatchewan, Inc.	248,371	4,445,841

		17,656,088

Communications Equipment 3.0%
Cisco Systems, Inc.	556,752	17,509,850

Containers & Packaging 1.3%
International Paper Co.	133,667	7,349,012

Diversified Telecommunication Services 2.4%
AT&T, Inc.	113,139	4,412,421
Verizon Communications, Inc.	197,933	9,579,957

		13,992,378

Electric Utilities 6.0%
Edison International	142,873	11,241,248
Entergy Corp.	52,859	4,055,342
FirstEnergy Corp.	296,926	9,474,909
PPL Corp.	263,697	10,107,506

		34,879,005

Electrical Equipment 2.0%
Eaton Corp. plc	148,869	11,648,999

Energy Equipment & Services 1.4%
Helmerich & Payne, Inc.(a)	157,287	7,961,868

Equity Real Estate Investment Trusts (REITs) 3.4%
Duke Realty Corp.	212,368	6,071,601
Host Hotels & Resorts, Inc.	372,108	6,943,535
Macerich Co. (The)	113,847	6,533,680

		19,548,816

Food & Staples Retailing 2.4%
Wal-Mart Stores, Inc.	175,557	14,042,804

Health Care Equipment & Supplies 1.3%
Abbott Laboratories	149,976	7,375,820

Hotels, Restaurants & Leisure 5.4%
Carnival Corp.	163,800	10,938,564
Darden Restaurants, Inc.	54,062	4,534,721
Las Vegas Sands Corp.	139,555	8,597,983
McDonald’s Corp.	46,313	7,184,999

		31,256,267

Household Products 1.9%
Kimberly-Clark Corp.	43,919	5,409,064
Procter & Gamble Co. (The)	62,709	5,695,231

		11,104,295

Insurance 5.1%
Aflac, Inc.	112,170	8,945,558
American Financial Group, Inc.	133,673	13,554,442
MetLife, Inc.	125,056	6,878,080

		29,378,080

IT Services 0.8%
Leidos Holdings, Inc.	88,027	4,704,163

Machinery 1.6%
Caterpillar, Inc.	80,357	9,156,680

Media 1.0%
Regal Entertainment Group, Class A(a)	292,738	5,567,877

Mortgage Real Estate Investment Trusts (REITs) 1.7%
Annaly Capital Management, Inc.	375,130	4,512,814
Chimera Investment Corp.	297,977	5,607,927

		10,120,741

Multi-Utilities 1.8%
Ameren Corp.	185,707	10,418,163

Oil, Gas & Consumable Fuels 10.3%
Chevron Corp.	183,172	20,000,551
Exxon Mobil Corp.	267,238	21,389,730
Royal Dutch Shell plc, Class B, ADR-NL(a)	172,618	9,987,677
Valero Energy Corp.	120,733	8,326,955

		59,704,913

Pharmaceuticals 9.9%
Eli Lilly & Co.	66,576	5,503,172
GlaxoSmithKline plc, ADR-UK	247,791	10,040,491
Johnson & Johnson	152,824	20,282,801
Merck & Co., Inc.	132,001	8,432,224
Pfizer, Inc.	397,105	13,168,002

		57,426,690

Road & Rail 1.3%
Union Pacific Corp.	74,753	7,696,569

Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.	207,366	7,355,272
Maxim Integrated Products, Inc.	165,591	7,524,455

		14,879,727

Software 3.6%
Microsoft Corp.	146,356	10,640,081
Oracle Corp.	199,710	9,971,521

		20,611,602

Technology Hardware, Storage & Peripherals 0.8%
Seagate Technology plc	138,366	4,560,543

Textiles, Apparel & Luxury Goods 1.1%
Coach, Inc.	129,479	6,103,640

Trading Companies & Distributors 1.0%
GATX Corp.(a)	90,389	5,588,752

Total Common Stocks (cost $486,947,340)		572,718,404

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Ziegler Equity Income Fund (Continued)

Exchange Traded Fund 0.6%

	Shares	Market Value
Equity Fund 0.6%

Vanguard Value Fund	35,197	$3,451,066

Total Exchange Traded Fund (cost $3,157,740)		3,451,066

Short-Term Investment 0.2%

	Shares	Market Value
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.91%, (b)(c)	1,169,106	1,169,106

Total Short-Term Investment (cost $1,169,106)		1,169,106

Repurchase Agreement 2.4%

	Principal Amount	Market Value
Royal Bank of Canada, 1.02%, dated 07/31/17, due 08/01/17, repurchase price $13,787,345, collateralized by U.S. Treasury Notes, ranging from 1.75% - 2.00%, maturing 10/31/20 - 04/30/24; total market value $14,062,736. (c)	$13,786,954	13,786,954

Total Repurchase Agreement (cost $13,786,954)		13,786,954

Total Investments (cost $505,061,140) (d) — 102.2%		591,125,530
Liabilities in excess of other assets — (2.2)%		(12,889,898)

NET ASSETS — 100.0%		$578,235,632

(a)	The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $14,417,843, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $1,169,106 and $13,786,954, respectively, a total value of $14,956,060.
(b)	Represents 7-day effective yield as of July 31, 2017.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2017 was $14,956,060.
(d)	At July 31, 2017, the tax basis cost of the Fund’s investments was $506,647,828, tax unrealized appreciation and depreciation were $92,743,033 and $(8,265,331), respectively.

ADR	American Depositary Receipt
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Ziegler Equity Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$572,718,404	$—	$—	$572,718,404
Exchange Traded Fund	3,451,066	—	—	3,451,066
Repurchase Agreement	—	13,786,954	—	13,786,954
Short-Term Investment	1,169,106	—	—	1,169,106

Total	$577,338,576	$13,786,954	$—	$591,125,530

Amounts	designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2017 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Common Stocks 98.7%

	Shares	Market Value
Aerospace & Defense 9.0%
Boeing Co. (The)	52,800	$12,801,888
Lockheed Martin Corp.	52,800	15,424,464
Raytheon Co.	52,800	9,069,456

		37,295,808

Biotechnology 7.2%
Amgen, Inc.	52,800	9,214,128
Biogen, Inc.*	52,800	15,290,352
Gilead Sciences, Inc.	52,800	4,017,552
Myriad Genetics, Inc.*(a)	52,800	1,281,456

		29,803,488

Chemicals 1.5%
Monsanto Co.	52,800	6,168,096

Communications Equipment 7.6%
ARRIS International plc*	52,800	1,476,288
Brocade Communications Systems, Inc.	52,800	666,864
Ciena Corp.*	52,800	1,359,600
Cisco Systems, Inc.	52,800	1,660,560
F5 Networks, Inc.*	52,800	6,375,600
Harris Corp.	52,800	6,044,016
InterDigital, Inc.	52,800	3,846,480
Juniper Networks, Inc.	52,800	1,475,760
Motorola Solutions, Inc.	52,800	4,787,904
Nokia OYJ, ADR-FI	52,800	337,392
Ubiquiti Networks, Inc.*(a)	52,800	2,877,600
Viavi Solutions, Inc.*	52,800	579,216

		31,487,280

Diversified Telecommunication Services 0.5%
AT&T, Inc.	52,800	2,059,200

Electronic Equipment, Instruments & Components 2.0%
Amphenol Corp., Class A	52,800	4,045,536
Corning, Inc.	52,800	1,538,592
FLIR Systems, Inc.	52,800	1,970,496
LG Display Co. Ltd., ADR-KR	52,800	751,344

		8,305,968

Energy Equipment & Services 1.8%
Halliburton Co.	52,800	2,240,832
National Oilwell Varco, Inc.	52,800	1,727,088
Schlumberger Ltd.	52,800	3,622,080

		7,590,000

Health Care Equipment & Supplies 2.2%
Baxter International, Inc.	52,800	3,193,344
Boston Scientific Corp.*	52,800	1,405,536
Medtronic plc	52,800	4,433,616

		9,032,496

Health Care Technology 1.8%
Medidata Solutions, Inc.*	52,800	4,055,568
Veeva Systems, Inc., Class A*	52,800	3,366,528

		7,422,096

Household Durables 2.1%
Garmin Ltd.	52,800	2,650,032
GoPro, Inc., Class A*(a)	52,800	435,072
iRobot Corp.*	52,800	5,570,928

		8,656,032

Internet Software & Services 7.5%
Akamai Technologies, Inc.*	52,800	2,488,992
Alibaba Group Holding Ltd., ADR-CN *(a)	52,800	8,181,360
eBay, Inc.*	52,800	1,886,544
Facebook, Inc., Class A*	52,800	8,936,400
j2 Global, Inc.(a)	52,800	4,468,464
VeriSign, Inc.*(a)	52,800	5,341,776

		31,303,536

IT Services 9.5%
Acxiom Corp.*	52,800	1,424,016
Amdocs Ltd.	52,800	3,546,576
Automatic Data Processing, Inc.	52,800	6,278,448
DST Systems, Inc.	52,800	2,898,720
DXC Technology Co.	52,800	4,138,464
International Business Machines Corp.	52,800	7,638,576
Mastercard, Inc., Class A	52,800	6,747,840
Teradata Corp.*	52,800	1,680,096
Visa, Inc., Class A	52,800	5,256,768

		39,609,504

Life Sciences Tools & Services 5.2%
Agilent Technologies, Inc.	52,800	3,156,912
Illumina, Inc.*	52,800	9,179,280
Thermo Fisher Scientific, Inc.	52,800	9,267,984

		21,604,176

Pharmaceuticals 2.4%
AstraZeneca plc, ADR-UK	52,800	1,593,504
Bristol-Myers Squibb Co.	52,800	3,004,320
Novartis AG, ADR-CH	52,800	4,498,560
Valeant Pharmaceuticals International, Inc.*	52,800	869,088

		9,965,472

Semiconductors & Semiconductor Equipment 14.6%
Analog Devices, Inc.	52,800	4,171,728
Applied Materials, Inc.	52,800	2,339,568
ASML Holding NV, NYRS-NL	52,800	7,937,424
Cypress Semiconductor Corp.	52,800	749,760
First Solar, Inc.*	52,800	2,603,568
Intel Corp.	52,800	1,872,816
KLA-Tencor Corp.	52,800	4,890,864
Lam Research Corp.	52,800	8,419,488
Microchip Technology, Inc.(a)	52,800	4,226,112
NVIDIA Corp.	52,800	8,580,528
ON Semiconductor Corp.*	52,800	789,360
QUALCOMM, Inc.	52,800	2,808,432
Teradyne, Inc.	52,800	1,826,352
Texas Instruments, Inc.	52,800	4,296,864
Xilinx, Inc.	52,800	3,340,128
Xperi Corp.	52,800	1,544,400

		60,397,392

Software 18.8%
Activision Blizzard, Inc.	52,800	3,261,984
Adobe Systems, Inc.*	52,800	7,734,672
Autodesk, Inc.*	52,800	5,849,712
CA, Inc.	52,800	1,638,912
Check Point Software Technologies Ltd.*	52,800	5,585,184
Citrix Systems, Inc.*	52,800	4,170,144
Intuit, Inc.	52,800	7,244,688
Microsoft Corp.	52,800	3,838,560
Mobileye NV*	52,800	3,342,240
Open Text Corp.(a)	52,800	1,768,800
Oracle Corp.	52,800	2,636,304
Progress Software Corp.	52,800	1,690,128
PTC, Inc.*	52,800	2,914,032
Red Hat, Inc.*	52,800	5,220,336
salesforce.com, Inc.*	52,800	4,794,240
SAP SE, ADR-DE(a)	52,800	5,588,880

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Software (continued)
Symantec Corp.	52,800	$1,636,272
Synopsys, Inc.*	52,800	4,042,896
VMware, Inc., Class A*(a)	52,800	4,895,088

		77,853,072

Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	52,800	7,852,944
HP, Inc.	52,800	1,008,480
NetApp, Inc.	52,800	2,292,576
Seagate Technology plc	52,800	1,740,288
Western Digital Corp.	52,800	4,494,336
Xerox Corp.	52,800	1,619,376

		19,008,000

Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	52,800	1,501,104

Total Common Stocks (cost $191,256,004)		409,062,720

Exchange Traded Fund 0.7%

	Shares	Market Value
Equity Fund 0.7%
PowerShares QQQ Trust	20,253	2,900,838

Total Exchange Traded Fund (cost $2,752,932)		2,900,838

Short-Term Investment 0.3%

	Shares	Market Value
Money Market Fund 0.3%
Fidelity Investments Money Market Government Portfolio – Institutional Class, 0.91%(b)(c)	1,164,278	1,164,278

Total Short-Term Investment (cost $1,164,278)		1,164,278

Repurchase Agreement 3.3%

	Principal Amount	Market Value
Royal Bank of Canada, 1.02%, dated 07/31/17, due 08/01/17, repurchase price $13,730,411, collateralized by U.S. Treasury Notes, ranging from 1.75% - 2.00%, maturing 10/31/20 - 04/30/24; total market value $14,004,666. (c)	$13,730,022	13,730,022

Total Repurchase Agreement (cost $13,730,022)		13,730,022

Total Investments (cost $208,903,236) (d) — 103.0%		426,857,858
Liabilities in excess of other assets — (3.0)%		(12,604,011)

NET ASSETS — 100.0%		$414,253,847

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $25,463,112, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $1,164,278 and $13,730,022, respectively, and by $11,263,422 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.75% - 8.13%, and maturity dates ranging from 10/31/17 - 11/15/43; a total value of $26,157,722.
(b)	Represents 7-day effective yield as of July 31, 2017.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2017 was $14,894,300.
(d)	At July 31, 2017, the tax basis cost of the Fund’s investments was $216,017,243, tax unrealized appreciation and depreciation were $212,794,959 and $(1,954,344), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
CH	Switzerland
CN	China
DE	Germany
FI	Finland
KR	South Korea
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
OYJ	Public Traded Company
plc	Public Limited Company
SE	European Public Limited Liability Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$409,062,720	$—	$—	$409,062,720
Exchange Traded Fund	2,900,838	—	—	2,900,838
Repurchase Agreement	—	13,730,022	—	13,730,022
Short-Term Investment	1,164,278	—	—	1,164,278

Total	$413,127,836	$13,730,022	$—	$426,857,858

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund

Municipal Bonds 96.8%

	Principal Amount	Market Value
Puerto Rico 1.9%
Puerto Rico Sales Tax Financing, Corporate Sales Tax Revenue, RB
Series A, 5.75%, 08/01/37	$1,400,000	$376,250
Series A, 6.38%, 08/01/39	3,000,000	806,250
Series A, 6.50%, 08/01/44	1,400,000	376,250

		1,558,750

Wisconsin 94.9%
Appleton Redevelopment Authority, Room Tax, Fox Cities Performing Arts, Refunding, RB, 2.40%, 09/01/19	190,000	191,695
Beloit, Community Development Authority, Lease Revenue, RB 4.70%, 03/01/21	345,000	350,140
4.75%, 03/01/22	300,000	304,359
Brookfield Wisconsin Callable Bond, Community Development & Redevelopment Authority, RB
Series A, 3.55%, 06/01/34	2,340,000	2,399,553
Series A, 3.60%, 06/01/35	1,530,000	1,569,061
City of Milwaukee, Corporate Purpose, Refunding, GO
Series B6, 2.25%, 04/01/29	540,000	500,202
Series B6, 2.38%, 04/01/30	410,000	378,664
Series B6, 2.50%, 04/01/32	230,000	205,650
Cudahy, Community Development Authority, Redevelopment Lease Revenue, Refunding, RB
Series A, 2.20%, 06/01/20	250,000	253,458
Series A, 2.40%, 06/01/21	360,000	365,252
Series A, 2.60%, 06/01/22	245,000	249,069
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.7, Refunding, RB
Series B, 3.85%, 09/01/20	2,250,000	2,303,977
2.60%, 09/01/21	3,250,000	3,340,090
2.75%, 09/01/22	2,750,000	2,830,493
Green Bay, Redevelopment Authority, Development Revenue, Bellin Memorial Hospital, Prerefunded Balance, RB 6.00%, 12/01/29	1,000,000	1,067,100
6.15%, 12/01/32	1,000,000	1,069,090
Madison, Community Development Authority Revenue, Alumni Research Foundation Project, RB 5.00%, 10/01/22	1,065,000	1,154,864
5.00%, 10/01/27	925,000	1,001,803
5.00%, 10/01/28	250,000	270,645
5.00%, 10/01/34	4,500,000	4,877,190
Milwaukee Housing Authority, Multifamily Housing Revenue, Refunding, RB, Series A, 3.63%, 07/01/35	1,000,000	1,022,810
Milwaukee, Redevelopment Authority Revenue, Milwaukee Public Schools, Refunding, RB, Series A, 5.00%, 08/01/18	1,000,000	1,039,120
Milwaukee, Redevelopment Authority Revenue, Milwaukee School of Engineering, Refunding, RB, AGM Insured 2.75%, 04/01/21	1,080,000	1,130,944
4.10%, 04/01/32	2,500,000	2,623,950
Milwaukee, Redevelopment Authority Revenue, Summerfest Project, RB 4.50%, 08/01/23	110,000	115,774
4.70%, 08/01/25	110,000	115,547
5.00%, 08/01/30	2,000,000	2,130,540
Milwaukee, Redevelopment Lease Authority Revenue, Milwaukee Public Schools, Refunding, RB, Series A, 5.00%, 11/15/25	1,160,000	1,399,610
Monroe, Redevelopment Authority, Development Revenue, MonroeClinic Inc., RB, 5.88%, 02/15/39	2,850,000	3,063,465
Neenah, Community Development Authority, Lease Revenue, Prerefunded, RB, Series A, 4.75%, 12/01/32	400,000	420,332
Neenah, Community Development Authority, Lease Revenue, Refunding, RB 4.00%, 12/01/26	500,000	551,130
4.10%, 12/01/27	1,000,000	1,098,160
2.55%, 12/01/28	200,000	199,914
4.20%, 12/01/28	500,000	550,835
2.65%, 12/01/29	350,000	347,868
2.75%, 12/01/30	200,000	197,442
2.85%, 12/01/31	250,000	245,423
Platteville, Redevelopment Authority, Real Estate Foundation Project, RB, Series A, 5.00%, 07/01/42	1,000,000	1,048,290
Redevelopment Authority of The City of Kaukauna, Lease Revenue, RB 3.75%, 06/01/32	425,000	438,268
4.00%, 06/01/35	375,000	395,895
4.13%, 06/01/40	375,000	397,253
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, ETM, RB, NATL-RE Insured
Series A, 5.50%, 12/15/18	250,000	265,445
Series A, 5.50%, 12/15/19	2,200,000	2,427,898
Series A, 5.50%, 12/15/20	1,000,000	1,144,210
Series A, 5.50%, 12/15/21	1,500,000	1,769,370
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, RB, NATL-RE Insured
Series A, 5.50%, 12/15/23	1,025,000	1,247,220
Series A, 5.50%, 12/15/26	4,510,000	5,588,025
Sun Prairie, Community Development Authority, Tax Incremental District No. 8, Refunding, RB
Series A, 2.05%, 08/01/22	750,000	769,320
Series A, 2.25%, 08/01/23	500,000	512,940
Series A, 2.40%, 08/01/24	250,000	255,982
Waukesha, Redevelopment Authority, Weldall Manufacturing Inc. Project, RB 4.20%, 12/01/24	150,000	155,900
4.50%, 12/01/30	1,200,000	1,243,164
Weston, Community Development Authority, Lease Revenue, RB
Series A, 4.50%, 10/01/21	100,000	100,614
Series A, 4.63%, 10/01/25	825,000	830,239

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
Wisconsin (continued)
Weston, Community Development Authority, Lease Revenue, Refunding, RB
Series A, 2.85%, 10/01/30	$500,000	$495,890
Series A, 3.00%, 10/01/31	500,000	497,130
Wisconsin Center District Appropriation, Milwaukee Arena Project, RB 4.00%, 12/15/24	1,000,000	1,134,690
4.00%, 12/15/34	2,250,000	2,373,772
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, RB
Series A, 5.00%, 12/15/29	750,000	826,747
Series A, 5.00%, 12/15/32	1,000,000	1,092,810
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, RB, AGM Insured, Series 1999, 5.25%, 12/15/23	1,585,000	1,840,835
Wisconsin Health and Educational Facilities Authority Refunding, The Monroe Clinic, Inc., RB 3.00%, 02/15/35	750,000	703,028
4.00%, 02/15/38	200,000	207,662
Wisconsin Health and Educational Facilities Authority, Bellin Memorial Hospital Inc., Refunding, RB 3.00%, 12/01/27	150,000	155,231
4.00%, 12/01/35	500,000	525,300
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital Inc., RB, Series B, 4.40%, 07/01/38	3,000,000	3,036,870
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Prerefunded Balance, RB, 6.10%, 06/01/21	395,000	401,873
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Prerefunded Balance, RB, NATL-RE Insured, 6.10%, 06/01/21	365,000	371,351
Wisconsin Housing & Economic Development Authority, Housing Revenue, Refunding, RB
Series A, 4.10%, 11/01/19	465,000	493,249
Series A, 4.88%, 11/01/25	1,810,000	1,932,103
Series A, 5.38%, 11/01/30	1,740,000	1,841,285
Wisconsin Housing & Economic Development Authority, Multifamily Housing, RB
Series B, 2.00%, 04/01/19	150,000	151,713
Series B, 2.40%, 04/01/20	100,000	102,528
Series B, 2.80%, 04/01/21	150,000	156,712
Series B, 3.10%, 04/01/22	100,000	106,059
Series B, 3.45%, 04/01/24	100,000	108,149
Series B, 3.80%, 04/01/26	285,000	307,039
Series B, 4.30%, 04/01/30	115,000	124,151
Series A, 3.65%, 12/01/34	900,000	922,815

		79,434,244

Total Municipal Bonds (cost $81,744,332)		80,992,994

Short-Term Investment 2.2%

	Shares	Market Value
Money Market Fund 2.2%
Morgan Stanley Institutional Liquidity Funds Tax-Exempt - Institutional Class, 0.64%(a)	1,885,632	$1,885,632

Total Short-Term Investment (cost $1,885,632)		1,885,632

Total Investments (cost $83,629,964) (b)(c) — 99.0%		82,878,626
Other assets in excess of liabilities — 1.0%		821,645

NET ASSETS — 100.0%		$83,700,271

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

(a)	Represents 7-day effective yield as of July 31, 2017.
(b)	At July 31, 2017, the tax basis cost of the Fund’s investments was $83,629,964, tax unrealized appreciation and depreciation were $3,739,715 and $(4,491,053), respectively.
(c)	Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At July 31, 2017, the percentages attributed to Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation were 6.75% and 15.46% respectively.

AGM	Assured Guaranty Municipal Corporation
ETM	Escrowed to Maturity
GO	General Obligation
NATL	National Public Finance Guarantee Corporation
RB	Revenue Bond
RE	Reinsured

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2017 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$80,992,994	$—	$80,992,994
Short-Term Investment	1,885,632	—	—	1,885,632

Total	$1,885,632	$80,992,994	$—	$82,878,626

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	September 22, 2017

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	September 22, 2017

4